    As filed with the Securities and Exchange Commission on April 29, 2009
                                                             File No. 002-78020
                                                                      811-03488

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------


                                   FORM N-4



         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.                         [_]

                     Post-Effective Amendment No. 57                       [X]

                                 and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [_]

                            Amendment No. 158                              [X]

                       (Check appropriate box or boxes.)

                               -----------------


                  Phoenix Life Variable Accumulation Account

                          (Exact Name of Registrant)

                               -----------------

                        Phoenix Life Insurance Company
                              (Name of Depositor)

              One American Row, Hartford, Connecticut 06102-5056
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (800) 447-4312
              (Depositor's Telephone Number, including Area Code)

                               -----------------

                              John H. Beers, Esq.
                        Phoenix Life Insurance Company
                               One American Row
                            Hartford, CT 06102-5056
                    (Name and Address of Agent for Service)

                               -----------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2009 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on ______ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

================================================================================

                                    PART A


                   Version B is not affected by this Filing

                                                                    (Version A)
        Group Strategic Edge(R)                 The Big Edge Plus(R)
  The Big Edge Choice(R) for New York                 Big Edge

                  Phoenix Life Variable Accumulation Account
             Issued by: Phoenix Life Insurance Company ("Phoenix")


 PROSPECTUS                                                       May 1, 2009

  This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate payments and contract value to one or more of the investment options of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each investment option will be used to purchase, at net asset value, shares of a series in the following designated funds.


 AIM Variable Insurance Funds - Series  The Phoenix Edge Series Fund
 I Shares                               .  Phoenix Capital Growth Series
 .  AIM V.I. Capital Appreciation Fund  .  Phoenix Growth and Income Series
 .  AIM V.I. Core Equity Fund /1/       .  Phoenix Mid-Cap Growth Series
 .  AIM V.I. Mid Cap Core Equity Fund   .  Phoenix Money Market Series
    /1/                                 .  Phoenix Multi-Sector Fixed Income
 The Alger American Fund - Class O         Series
 Shares                                 .  Phoenix Multi-Sector Short Term
 .  Alger American Capital                 Bond Series
    Appreciation Portfolio /1/          .  Phoenix Strategic Allocation Series
 AllianceBernstein Variable Products    .  Phoenix-Aberdeen International
 Series Fund, Inc. - Class B               Series
 .  AllianceBernstein Balanced Wealth   .  Phoenix Small-Cap Growth Series /5/
    Strategy Portfolio                  .  Phoenix-Duff & Phelps Real Estate
 .  AllianceBernstein Wealth               Securities Series
    Appreciation Strategy Portfolio     .  Phoenix Dynamic Asset Allocation
 DWS Investments VIT Funds - Class A       Series: Aggressive Growth/ 10/
 /3/                                    .  Phoenix Dynamic Asset Allocation
 .  DWS Equity 500 Index VIP               Series: Growth /10/
 .  DWS Small Cap Index VIP             .  Phoenix Dynamic Asset Allocation
 Federated Insurance Series                Series: Moderate /10/
 .  Federated Fund for U.S. Government  .  Phoenix Dynamic Asset Allocation
    Securities II                          Series: Moderate Growth /10/
 .  Federated High Income Bond Fund II  .  Phoenix Mid-Cap Value Series /6/
    - Primary Shares                    .  Phoenix Small-Cap Value Series /7/
 Fidelity(R) Variable Insurance         .  Phoenix-Van Kampen Comstock Series
 Products - Service Class               .  Phoenix-Van Kampen Equity 500
 .  Fidelity VIP Contrafund(R)             Index Series
    Portfolio                           PIMCO Variable Insurance Trust -
 .  Fidelity VIP Growth Opportunities   Advisor Class
    Portfolio                           .  PIMCO CommodityRealReturn/TM/
 .  Fidelity VIP Growth Portfolio          Strategy Portfolio
 .  Fidelity VIP Investment Grade Bond  .  PIMCO Real Return Portfolio
    Portfolio                           .  PIMCO Total Return Portfolio
 Franklin Templeton Variable Insurance  The Rydex Variable Trust
 Products Trust - Class 2               .  Rydex Variable Trust Inverse
 .  Franklin Flex Cap Growth               Government Long Bond Strategy Fund
    Securities Fund                        /1/
 .  Franklin Income Securities Fund     .  Rydex Variable Trust Nova Fund /1/
 .  Mutual Shares Securities Fund       .  Rydex Variable Trust Sector
 .  Templeton Developing Markets           Rotation Fund /1/
    Securities Fund                     Sentinel Variable Products Trust
 .  Templeton Foreign Securities Fund   .  Sentinel VPT Balanced Fund
 .  Templeton Global Asset Allocation   .  Sentinel VPT Bond Fund
    Fund /2/                            .  Sentinel VPT Common Stock Fund
 .  Templeton Growth Securities Fund    .  Sentinel VPT Mid Cap Growth Fund
 Lazard Retirement Series - Service     .  Sentinel VPT Small Company Fund
 Shares                                 Summit Mutual Funds, Inc. - Summit
 .  Lazard U.S. Retirement Small Cap    Pinnacle Series
    Equity Portfolio /1, 4/             .  Summit S&P MidCap 400 Index
 Lord Abbett Series Fund, Inc. - Class     Portfolio
 VC                                     The Universal Institutional Funds,
 .  Lord Abbett Bond-Debenture          Inc. - Class II Shares
    Portfolio                           .  Van Kampen UIF Equity and Income
 .  Lord Abbett Growth and Income          Portfolio
    Portfolio                           Wanger Advisors Trust
 .  Lord Abbett Mid-Cap Value Portfolio .  Wanger International Select
 Neuberger Berman Advisers Management   .  Wanger International /8/
 Trust - Class S                        .  Wanger Select
 .  Neuberger Berman AMT Small Cap      .  Wanger USA /9/
    Growth Portfolio
 .  Neuberger Berman AMT Guardian
    Portfolio
 Oppenheimer Variable Account Funds -
 Service Shares
 .  Oppenheimer Capital Appreciation
    Fund/VA
 .  Oppenheimer Global Securities
    Fund/VA
 .  Oppenheimer Main Street Small Cap
    Fund/VA


  /1/Closed to new investment on May 1, 2006. /2/Closed to new investment on
   October 29, 2001. /3/Formerly known as DWS Scudder Investments VIT Funds. /4/Formerly known as Lazard Retirement Small Cap Portfolio. /5/Formerly known as Phoenix-Alger Small-Cap Growth Series. /6/Formerly known as Phoenix-Sanford Bernstein Mid-Cap Value Series./ 7/Formerly known as Phoenix-Sanford Bernstein
 Small-Cap Value Series. /8/Formerly known as Wanger International Small Cap. /9/Formerly known as Wanger U.S. Smaller Companies. /10/Closed to new investors on March 24, 2008--will reopen to all investors on June 22, 2009. See Appendix
                         A for additional information.

  The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

  Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability. The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
  Purchasing a variable annuity within a qualified plan or Individual Retirement Account/Annuity ("IRA") does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans or IRAs because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.
  This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2009, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI is available on the last page of this prospectus. If you have any questions, please contact:

      [GRAPHIC]                              [GRAPHIC]
                Phoenix Life Insurance
                Company                                Tel. 800/541-0171
                Annuity Operations Division
                PO Box 8027
                Boston, MA 02266-8027

                               TABLE OF CONTENTS



Heading                                              Page
---------------------------------------------------------

Glossary of Special Terms...........................    3
Summary of Expenses.................................    4
Contract Summary....................................    8
Financial Highlights................................   10
Financial Statements................................   10
Performance History.................................   10
The Variable Accumulation Annuity...................   10
Phoenix and the Separate Account....................   11
The Variable Investment Options.....................   11
 Administrative, Marketing and Support Service Fees.   12
GIA.................................................   12
Deductions and Charges..............................   13
 Guaranteed Minimum Income Benefit Rider Fee........   13
 Surrender Charges..................................   13
 Tax................................................   14
 Charges for Mortality and Expense Risks............   14
 Charges for Administrative Services................   14
 Other Charges......................................   14
The Accumulation Period.............................   15
 Accumulation Units.................................   15
 Accumulation Unit Values...........................   15
 Purchase of Contracts..............................   15
 Additional Programs................................   15
 Optional Benefits..................................   18
 Payment Upon Death After Maturity Date.............   20
 Surrender of Contract and Withdrawals..............   20
 Contract Termination...............................   20
 Payment Upon Death Before Maturity Date............   20
Big Edge Choice(R) for New York Contracts...........   21
 Surrender Charges..................................   21
 Daily Administrative Fee...........................   22
 Maturity Date......................................   22
 Ownership of the Contract..........................   22
 Payment Upon Death Before Maturity Date............   22
 Transfers..........................................   23
Group Strategic Edge(R) Contracts...................   23
 Allocated Group Contracts..........................   23
 Unallocated Group Contracts........................   24
Internet, Interactive Voice Response and Telephone
  Transfers.........................................   24
Market Timing and Other Disruptive Trading..........   25


Heading                                                 Page

The Annuity Period.....................................   26
 Annuity Payments......................................   26
 Annuity Payment Options...............................   26
 Other Options and Rates...............................   28
   Other Conditions....................................   28
 Payment Upon Death After Maturity Date................   28
Variable Account Valuation Procedures..................   29
 Valuation Date........................................   29
 Valuation Period......................................   29
 Accumulation Unit Value...............................   29
 Net Investment Factor.................................   29
Miscellaneous Provisions...............................   29
 Assignment............................................   29
 Payment Deferral......................................   29
 Free Look Period......................................   29
 Amendments to Contracts...............................   30
 Substitution of Fund Shares...........................   30
 Ownership of the Contract.............................   30
 Inherited/Stretch Annuity Feature.....................   30
Federal Income Taxes...................................   31
 Introduction..........................................   31
 Income Tax Status.....................................   31
 Taxation of Annuities in General--Nonqualified
   Plans...............................................   31
 Additional Considerations.............................   32
 Diversification Standards.............................   33
 Owner Control.........................................   33
 Taxation of Annuities in General--Qualified Plans and
   IRAs................................................   34
 Withholding and Information Reporting.................   37
Sales of Variable Accumulation Contracts...............   38
Servicing Agent........................................   39
State Regulation.......................................   39
Reports................................................   39
Voting Rights..........................................   39
The Phoenix Companies, Inc. -
  Legal Proceedings about Company Subsidiaries.........   40
SAI Table of Contents..................................   40
Appendix A--Investment Options.........................  A-1
Appendix B--Deductions For Taxes.......................  B-1
Appendix C--Financial Highlights.......................  C-1

Glossary of Special Terms
--------------------------------------------------------------------------------


Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.

Account Value: The value of all assets held in the Separate Account.

Accumulation Unit: A standard of measurement for each investment option used to determine the value of a contract and the interest in the investment options prior to the start of annuity payments.

Accumulation Unit Value: The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to each investment option. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

Annuitant: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

Annuity Payment Option: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."

Annuity Unit: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.

Claim Date: The contract value next determined following receipt of due proof.

Contract: The deferred variable accumulation annuity contracts described in this prospectus.

Contract Owner (owner, you, your): Usually, the person or entity, to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named, the annuitant will be the owner.

Contract Value: Prior to the Maturity Date, the sum of all Accumulation Units held in the investment options of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code
(IRC) 403(b)) with loans, the contract value is the sum of all Accumulation Units held in the investment options of the Account and the value held in the GIA plus the value held in the Loan Security Account, less any Loan Debt.

Group Contract: The deferred variable accumulation annuity contract, offered to employers or trusts to fund tax-qualified plans for groups of participants, described in this prospectus.

GIA: An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

Inherited/Stretch Annuity: A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner's Contract.

Maturity Date: The date elected by the owner when annuity payments will begin. The elected date is subject to certain conditions described in "The Annuity Period."

Minimum Initial Payment: The amount that you pay when you purchase a contract. We require minimum initial payments of:

..  Non-qualified plans--$1,000
..  Individual Retirement Annuity--$1,000
..  Bank draft program--$25

..  IRA/Qualified plans--$1,000 annually

..  Contracts with a Maturity Date in the first contract year--$10,000

Net Asset Value: Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series' outstanding shares.

Phoenix (our, us, we, company): Phoenix Life Insurance Company.


Spouse: Federal law defines "spouse" under the Defense of Marriage Act (DOMA), as a man or a woman legally joined. Neither individuals married under State or foreign laws that permit a marriage between two men or two women nor individuals participating in a civil union or other like status are spouses for any federal purposes, including provisions of the Internal Revenue Code relevant to this Contract.


Valuation Date: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

Summary of Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.


CONTRACT OWNER TRANSACTION EXPENSES
  Surrender Charge/1/ (as a percentage of amount surrendered) for the following contracts:

  Big Edge, Big Edge Plus,(R) Group Strategic
  Edge(R) - Allocated
     Age of Payment in Complete Years 0................... 6%
     Age of Payment in Complete Years 1................... 5%
     Age of Payment in Complete Years 2................... 4%
     Age of Payment in Complete Years 3................... 3%
     Age of Payment in Complete Years 4................... 2%
     Age of Payment in Complete Years 5................... 1%
     Age of Payment in Complete Years 6 and thereafter.... None

  Group Strategic Edge(R) - Unallocated
     Age of Payment in Complete Years 0................... 6%
     Age of Payment in Complete Years 4................... 6%   This table describes the fees and expenses that you will pay
     Age of Payment in Complete Years 5................... 5%   at the time that you surrender the contract or transfer value
     Age of Payment in Complete Years 6................... 4%   between the investment options. State premium taxes
     Age of Payment in Complete Years 7................... 3%   ranging from 0.00% to 3.5%, depending upon the state,
     Age of Payment in Complete Years 8................... 2%   may also be deducted.
     Age of Payment in Complete Years 9................... 1%
     Age of Payment in Complete Years 10+................. None

  Big Edge Choice(R) for New York
     Age of Payment in Complete Years 0................... 7%
     Age of Payment in Complete Years 1................... 6%
     Age of Payment in Complete Years 2................... 5%
     Age of Payment in Complete Years 3................... 4%
     Age of Payment in Complete Years 4................... 3%
     Age of Payment in Complete Years 5................... 2%
     Age of Payment in Complete Years 6................... 1%
     Age of Payment in Complete Years 7+.................. None
  Transfer Charge/2/
     Current.............................................. None
     Maximum.............................................. $20


ANNUAL CONTRACT FEE/3/

  Big Edge, Big Edge Plus(R) and Big Edge Choice(R)
  for New York
  Maximum fee.............................................    $35

  Group Strategic Edge(R) - Allocated
  Current fee per participant.............................    $15
  Maximum fee per participant.............................    $30

  Group Strategic Edge(R) - Unallocated
  Current fee per group contract..........................   $300
  Maximum fee per group contract..........................   $500

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value) for the following contracts:

  Big Edge
  Mortality and Expense Risk Fee.......................... 1.250%
  Daily Administrative Fee................................ 0.000%
  Total Separate Account Annual Expenses.................. 1.250%

ANNUAL CONTRACT FEE/3/

  Big Edge, Big Edge Plus(R) and Big Edge Choice(R)
  for New York
  Maximum fee.............................................

  Group Strategic Edge(R) - Allocated
  Current fee per participant.............................
  Maximum fee per participant.............................

  Group Strategic Edge(R) - Unallocated                    This table describes the fees and expenses that you will pay
  Current fee per group contract.......................... periodically during the time that you own the contract, not
  Maximum fee per group contract.......................... including annual fund fees and expenses.

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value) for the following contracts:

  Big Edge
  Mortality and Expense Risk Fee..........................
  Daily Administrative Fee................................
  Total Separate Account Annual Expenses..................

/1/ A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn if the premium has not been held under the contract for a certain period of time. See "Deductions and Charges--Surrender Charges."
/2/ This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."
/3/ We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfers."


  Big Edge Plus,(R) Group Strategic Edge(R)
  (Allocated & Unallocated)
  Mortality and Expense Risk Fee.............. 1.250%
  Daily Administrative Fee.................... 0.000%
  Total Separate Account Annual Expenses...... 1.250%

  Big Edge Choice(R) for New York
  Mortality and Expense Risk Fee.............. 1.250%
  Daily Administrative Fee.................... 0.125%
  Total Separate Account Annual Expenses...... 1.375%


The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2008, charged by the funds that you may pay indirectly during the time that you own the contract. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.



         TOTAL ANNUAL FUND OPERATING EXPENSES
                                          Minimum Maximum
                                          ------- -------
  Gross Annual Fund Operating Expenses...  0.33%   4.12%
  Net Annual Fund Operating Expenses/1/..  0.33%   4.12%
                                           -----   -----


       /1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series
           Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2010. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

                             Optional Benefit Fees


       This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the applicable charges shown in the preceding tables in this Summary of Expenses.


          Big Edge, Big Edge Plus,(R) Big Edge Choice(R) for New York

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER FEE/1, 2/

(as a percentage of the guaranteed annuitization value)
       Current....................... 0.60%
       Maximum....................... 1.00%
-------------------------------------------------------------

/1/ The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The current charge is locked in at the time you elect the benefit. See "Optional Benefits."
/2/ For current rates effective in prior periods, please contact the Annuity
    Operations Division.

EXPENSE EXAMPLES

If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:


                        Big Edge, Big Edge Plus,(R) Group Strategic Edge(R)
                        (Allocated & Unallocated)
                        -------------------------

                        1 Year       3 Years      5 Years      10 Years
                        ----------------------------------------------------
                        $1,167       $2,222       $3,253        $5,961

                        Big Edge Choice(R) for New York
                        ----------------------------

                        1 Year       3 Years      5 Years      10 Years
                        ----------------------------------------------------
                        $1,276       $2,360       $3,405        $6,041


If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:


                        Big Edge, Big Edge Plus,(R) Group Strategic Edge(R)
                        (Allocated & Unallocated)
                        -------------------------

                        1 Year        3 Years      5 Years      10 Years
                        -----------------------------------------------------
                        $634          $1,877       $3,085        $5,961

                        Big Edge Choice(R) for New York
                        ----------------------------

                        1 Year        3 Years      5 Years      10 Years
                        -----------------------------------------------------
                        $646......... $1,910       $3,135        $6,041




These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, maximum of all applicable riders and benefit fees, and the maximum fund fees and expenses that were charged for the year ended 12/31/08.


The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum total operating expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table to the left.

Contract Summary
--------------------------------------------------------------------------------


  This prospectus contains information about all material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.


Overview
  The contract is designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

  The contract offers a combination of investment options both variable and fixed. Investments in the investment options provide returns that are variable and depend upon the performance of the underlying funds, and the owner assumes the risk of gain or loss according to the performance of the underlying funds. Allocations to the GIA produce guaranteed interest earnings subject to certain conditions. There is no guarantee that on the maturity date the contract value will equal or exceed payments made under the contract.

  You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See "The Annuity Period--Annuity Options."


  Although investment performance is not guaranteed in a variable annuity, the Optional Benefit rider available with this annuity provides a type of guarantee but only if you meet certain conditions. You should read the section entitled "Optional Benefits" carefully if you think you maybe interested in the Optional Benefit rider. When choosing any Optional Benefit rider for your annuity, it is important to understand if your long-term need for a guarantee suits your financial long term needs. You should know that all guarantees are based on the claims paying ability of the issuing company. When purchasing any annuity with a guaranteed benefit, you should not only consider the additional costs of the benefit but compare the total cost of the annuity to determine if the annuity suits your needs.


Suitability
  Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. You should make sure you understand all the options for payment and how long you must wait before annuity payments begin. Additionally, while an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.


  Annuities that are offered to fund a qualified plan or an Individual Retirement Account ("IRA"), do not provide any additional tax deferred advantages. If your only or main investment objective for your qualified plan or IRA is tax deferral, an annuity product may be more expensive than other products that provide tax deferred benefits.


Replacements
  Replacing any existing contract with this contract may not be to your advantage. You should talk with your registered representative before you replace your variable annuity contract. You should carefully compare the risks, charges, and benefits of your existing contract to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your contract could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable annuity contract, you generally cannot reinstate it unless the insurer is required to reinstate the previous contract under state law. This is true even if you choose not to accept your new variable annuity contract during your "free look" period.

Conflicts of Interest
  Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Sales of Variable Contracts" section of this prospectus.

Investment Features

Flexible Payments
..  You may make payments anytime until the maturity date.

..  You can vary the amount and frequency of your payments.

..  Other than the Minimum Initial Payment, there are no required payments.

Minimum Contribution
..  Generally, the minimum initial payment is $1,000.

Allocation of Premiums and Contract Value
.. Premium payments are invested in one or more of the investment options and the GIA. Each investment option, invests directly in a professionally managed fund.

.. Prior to the Maturity Date, you may elect to transfer all or any part of the contract value among one or more investment options or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the contract value among one or more investment options. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Market Timing and Other Disruptive Trading."

.. The contract value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.

.. The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. Subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).



.. The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--4% for individual contracts and 3% for group contracts).

.. You may also elect an asset allocation or strategic program through which to allocate your premiums and contract value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."

Withdrawals
.. You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

.. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the contract value as of the last contract anniversary without a surrender charge.


.. Withdrawals may be subject to income tax on any gain plus a 10% penalty tax if the contract owner is under age 59 1/2. See "Federal Income Taxes."


..  Prior to the maturity date, contract owners who have elected the Guaranteed
   Minimum Income Benefit Rider ("GMIB") may request partial withdrawals to be made either pro rata from all investment options and the GIA or from a specific investment option.


..  Withdrawals may negatively impact guarantees provided by the Optional
   Benefit rider if certain conditions are not met. Please see the section entitled "Optional Benefits" for further details.


Death Benefit
  The contract provides for payment on the death of the owner or the annuitant anytime before the maturity date of the contract.

Deductions and Charges

From the Contract Value
.. Annual Administrative Charge--currently, $35 each year. For more information, see "Deductions and Charges."

.. Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. No deduction for surrender charges is taken after the annuity period has begun, unless you make unscheduled withdrawals under Annuity Payment Options K or L.

.. A declining surrender charge is assessed on withdrawals in excess of the 10% of the account value, based on the date the premium payments are deposited:

Big Edge, Big Edge Plus(R) and Group Strategic Edge(R) - Allocated Contracts:

                 ----------------------------------------------
                 Percent            6%  5%  4%  3%  2%  1%  0%
                 ----------------------------------------------
                 Age of Payment in  0   1   2   3   4   5   6
                 Complete Years
                 ----------------------------------------------

Group Strategic Edge(R) - Unallocated Contracts:

                 ----------------------------------------------
                 Percent            6%  5%  4%  3%  2%  1%  0%
                 ----------------------------------------------
                 Age of Payment in  0-4 5   6   7   8   9   10+
                 Complete Years
                 ----------------------------------------------

Big Edge Choice(R) for New York Contracts:

               --------------------------------------------------
               Percent            7%  6%  5%  4%  3%  2%  1%  0%
               --------------------------------------------------
               Age of Payment in  0   1   2   3   4   5   6   7+
               Complete Years
               --------------------------------------------------

.. Taxes--taken from the contract value upon premium payment or commencement of annuity payments.

  . Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Tax" and Appendix B.

  See "Deductions and Charges--Surrender Charges" for a detailed discussion.

From the Separate Account
.. The daily administrative fee--currently 0.125% annually. Applies to individual contracts issued in New York on or after May 1, 1997. See "Big Edge Choice(R) for New York--Daily Administrative Fee."

.. Mortality and expense risk fee--1.25% annually. See "Charges for Mortality and Expense Risks."

Other Charges or Deductions
  In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

Additional Information

Free Look Period

  You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within ten days (or later, if applicable law requires) after you receive it and cancel the contract. You will receive in cash the Contract Value plus any charges made under the Contract as of the date of cancellation. However, if applicable state law requires a return of premium payments, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.


  For more information, see "Free Look Period."

Termination
  If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate without value.


Community and Marital Property States
  If the contract owner resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The policyholder should consult with legal counsel regarding this designation. Should spousal consent be required, we are not liable for any consequences resulting from the failure of the contract owner to obtain proper consent.


Financial Highlights
--------------------------------------------------------------------------------

  Financial highlights give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past ten years, or since the investment option began operations, if less. These tables are highlights only. The tables are set forth in Appendix C.

  More information, including the Separate Account and Company financial statements, is in the SAI and the Annual Report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

Financial Statements
--------------------------------------------------------------------------------


  The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2008, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life Insurance Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one or by writing to us at Phoenix Variable Products Mail Operations, P. O. Box 8027, or by visiting our website www.phoenixwm.com. In addition, the SAI is available on the SEC's website at www.sec.gov. The financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on the Guaranteed Interest Account rates that we credit during a guarantee period.


Performance History
--------------------------------------------------------------------------------


  We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at Net Asset Value and the deduction of all applicable contract charges and surrender charges except for taxes (which may vary by state). See the SAI for more information.


The Variable Accumulation Annuity
--------------------------------------------------------------------------------

  The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts which will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary according to the investment experience of the variable investment options selected. However, a fixed annuity may be elected, in which case, the amounts held under a Contract will be transferred to the

General Account of Phoenix and Phoenix will guarantee specified monthly annuity payments.

Phoenix and the Separate Account
--------------------------------------------------------------------------------


  On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock company life insurance company by "demutualizing" pursuant to a plan of reorganization approved by New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc. ("PNX") a newly formed, publicly traded Delaware corporation.

  Our executive and our administrative offices are located at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity Contracts through producers of affiliated distribution companies and through brokers.

  On June 21, 1982 we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Phoenix. On July, 1 1992 the Separate Account's domicile was transferred to New York.

  The Separate Account has several investment options with varying degrees of investment risk. You may make contributions to the Separate Account but you assume all of the investment risk for the contract value that you contribute and allocate to the Separate Account. Under New York law these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer. We reserve the right to add, remove, modify, or substitute any investment option in the Separate Account.

  Obligations under the contracts are obligations of Phoenix. You may make contributions to the GIA which is supported by the assets in Phoenix's general account and such contributions are not invested in the Separate Account. The GIA is part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the "GIA" section below.

Contract Guarantees
  Any guarantee under the contract, such as interest credited to the GIA or any guarantees provided by a rider to your variable annuity are paid from our general account. Therefore, any amounts that we may pay under the contract as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it.

  Under New York law, insurance companies are required to hold a specified amount of reserves in order to meet the contractual obligations of their general account to contract owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks. Useful information about Phoenix's financial strength, including information on our General Account portfolio of investments, may be found on our website located under "About Us"/"Financial Strength" along with information on ratings assigned to us by one or more independent rating organizations. Additionally, the consolidated financial statements and financial schedules from PNX and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2008, may also be found on our website, phoenixwm.com, or a copy of any of the above referenced documents may be obtained for free by calling our Annuity Operations Division.


The Variable Investment Options
--------------------------------------------------------------------------------

  You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

  The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

  Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

  In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

  Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.

  You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.

Administrative, Marketing and Support Service Fees
  The Company and the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.

  Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.


  The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The Phoenix Edge Series Fund pays a flat fee to Phoenix Life Insurance Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. The flat fee rates may be as much as $1.6 million. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.

  These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account's investments in the funds.

  These administrative services may include but are not limited to soliciting applications for Variable Contracts issued by the Company, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting Variable Contract owners' interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds' prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of Variable Contract owner's); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.


  For additional information concerning the available investment options, please see Appendix A.

GIA
--------------------------------------------------------------------------------

  In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, may credit interest at a higher rate than the minimum for new and existing deposits.

  We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

  Prior to the Maturity Date, you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:

                    .Year One:      25% of the total value
                    .Year Two:      33% of remaining value
                    .Year Three:    50% of remaining value
                    .Year Four:     100% of remaining value

  Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

  Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures, however, may be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.



Deductions and Charges
--------------------------------------------------------------------------------

Guaranteed Minimum Income Benefit Rider Fee (Big Edge, Big Edge Plus,(R) Big Edge Choice(R) for New York contracts only)

  For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted.

  The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each investment option and GIA bearing a pro rata share of such fee based on the proportionate contract value of each investment option and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


  The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the contract value on the date the fee is deducted. The current charge is locked in at the time you elect this benefit. Currently the fee percentage for this rider is equal to 0.600% multiplied by the greater of the guaranteed annuitization value or the contract value on the date the rider fee is deducted.


Surrender Charges
  A surrender charge may apply to partial withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Annuity Payment Options K or L. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and on death benefits. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Option K or L. For more information, see "Annuity
Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis.
In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.


  The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year.


  The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

                 ----------------------------------------------
                 Percent            6%  5%  4%  3%  2%  1%  0%
                 ----------------------------------------------
                 Age of Payment in  0   1   2   3   4   5   6+
                 Complete Years
                 ----------------------------------------------

  Amounts deducted to pay partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected investment options and GIA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining contract value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

Tax
  Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as premium payment tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

  We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Charges for Mortality and Expense Risks
  While you bear the investment risk of the series in which you invest, once the contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.

  In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the contract, to the annuitant or other payee for as long as he or she may live.

  To compensate for assuming these risks, we currently charge each investment option the daily equivalent of .40% annually of the current value of the investment option's net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the contract schedule pages.) No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to Phoenix.

  We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

Charges for Administrative Services
  We are responsible for administering the contract. In doing so, we maintain an account for each owner and annuitant, make all disbursements of benefits, furnish administrative and clerical services for each contract. We also make disbursements to pay obligations chargeable to the Separate Account, maintain the accounts, records and other documents relating to the business of the Separate Account required by regulatory authorities, maintain the registration and qualification of the Account under laws administered by the SEC, prepare and distribute notices and reports to owners, and the like. We also reimburse Phoenix Equity Planning Corporation ("PEPCO") for any expenses incurred by it as "principal underwriter."


  To cover certain of its costs of administration, such as preparation of billings and statements of account, Phoenix generally charges each contract $35 each year prior to the contract's maturity date. A reduced charge may apply in certain situations. We waive this charge for those contracts maintaining contract values in excess of $50,000. This charge is deducted from each investment option and the GIA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the contract anniversary date for services rendered during the preceding contract year. Upon surrender of a contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.


  If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

  We may reduce the annual administrative charges for contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

  No surrender or annual administrative charges will be deducted for contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of Phoenix or its affiliates and their spouses; or to employees or agents who retire from Phoenix or its affiliates or PEPCO, or its affiliates or to registered representatives of broker-dealers with whom PEPCO has selling agreements.

Other Charges
  As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

The Accumulation Period
--------------------------------------------------------------------------------

  The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.

Accumulation Units
  An Accumulation Unit is used to calculate the value of a contract. Each investment option has a corresponding accumulation unit value. The number of accumulation units of an investment option purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that investment option next determined after receipt of the payment. The value of the accumulation units of an investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.

Accumulation Unit Values
  On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.

Purchase of Contracts
  We require minimum initial payments of:

..  Non-qualified plans--$1,000


..  IRA/Qualified Plans--$1,000


..  Bank draft program--$25

  . You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase Units in any available investment option, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application. Each subsequent payment under a contract must be at least $25.

..  Contracts with a maturity date in the first contract year--$10,000

  The initial payment is due and payable before the contract becomes effective.

  The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of Phoenix. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

  Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

  Payments received under the contracts will be allocated in any combination to any investment option or the GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Money Market investment option. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

  For certain eligible groups, we may reduce the initial or subsequent payment amount we accept for a contract. Qualifications for such reduction follow:

..  the makeup and size of the prospective group; or

..  the method and frequency of payments; and

.. the amount of compensation to be paid to Registered Representative(s) on each payment.

  Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.

Additional Programs
  You may elect any of the additional programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

Asset Allocation and Strategic Programs
  Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

  We currently offer the following: programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

  You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

Selecting a Program and Option
  If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may, at any time, switch your current program or option to another as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Annuity Operations Division. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

  The following programs are currently available:

..  AllianceBernstein VPS Balanced Wealth Strategy
  The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.

..  Franklin Templeton Founding Investment Strategy
  Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Income Securities Fund--34%

  .  Mutual Shares Securities Fund--33%

  .  Templeton Growth Securities Fund--33%

..  Franklin Templeton Perspectives Allocation Model
  Through the Franklin Templeton Perspectives Allocation Model, premium payments and contract value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the contract value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Flex Cap Growth Securities Fund--34%

  .  Mutual Shares Securities Fund--33%

  .  Templeton Growth Securities Fund--33%

..  Phoenix-Ibbotson Strategic Asset Allocation

  (Closed to new investment on June 22, 2009)

  Phoenix and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:

  .  Conservative Portfolio

  .  Moderately Conservative Portfolio

  .  Moderate Portfolio

  .  Moderately Aggressive Portfolio

  .  Aggressive Portfolio

  On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elected to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on or after September 10, 2007, on an annual basis we will reallocate the contract value allocated to the investment options in the program so that, following this reallocation, the percentage in each of those investment options equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

..  Phoenix Dynamic Asset Allocation Series
  The Phoenix Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

  .  Phoenix Dynamic Asset Allocation Series: Moderate

  .  Phoenix Dynamic Asset Allocation Series: Moderate Growth

  .  Phoenix Dynamic Asset Allocation Series: Growth

  .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth

  If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

Asset Rebalancing Program

  The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. These transfers will occur on the date you specify (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.


Dollar Cost Averaging Program
  The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

  Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or by writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.


  All transfers under the Dollar Cost Averaging Program will be processed on the date you specify (provided we receive the request in good order). If you do not specify a date, the transfer will be processed on the basis of values next determined after receipt of the transfer request in good order. If either of these dates fall on a holiday or weekend, then the transfer will occur on the next succeeding Valuation Date.


  The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or, except as described below, while the Asset Rebalancing Program is in effect. There is no charge associated with participation in this program.

  The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.

  We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.

  You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.


  All transfers under the Enhanced Dollar Cost Averaging Program will be processed on the basis of values next determined after receipt of the transfer request in good order. If that day falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.


  In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.



  We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs
  If you elect to participate in the Franklin Templeton Perspectives Allocation Model, Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

1.Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and

2.Asset Rebalancing with monthly rebalancing in the Franklin Templeton
  Perspectives Allocation Model or the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.

  If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.

Interest Investment Program
  We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.

  You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

  You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

  Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA. The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program is in effect.

  The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

Systematic Withdrawal Program
  Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the contract value with each investment option and the GIA bearing a pro rata share.


  The minimum withdrawal amount is $100. Withdrawals will be processed on the date you specify (provided we receive the request in good order) unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. If no date is specified by you, then withdrawals will be processed on each monthly contract anniversary. Any applicable premium tax and surrender charges will be applied to the withdrawal.


  You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program.


  Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59 1/2. See "Federal Income Taxes."


Optional Benefits
  For an additional charge, you may elect one of the optional benefits described below. Generally you must elect a benefit on the contract date unless otherwise stated. If we allow you to elect a benefit after the contract date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the contract date.

  Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your contract if any of these benefits are chosen.

  If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your financial advisor.

Guaranteed Minimum Income Benefit ("GMIB") Rider (Big Edge, Big Edge Plus,(R) Big Edge Choice(R) for New York contracts only)
  This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

  The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60/th/ birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90/th/ birthday.

  A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See "Deductions and Charges" above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the Contract Date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.

  This benefit is not available to you if you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity.

Guaranteed Annuitization Value
  On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of
(i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

   A =the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

   B =the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

   C =the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

   D =any tax that may be due.

  After the contract anniversary following the older annuitant's 85/th/ birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

   A =the guaranteed annuitization value on the contract anniversary following the older annuitant's 85/th/ birthday.

   B =the sum of premium payments made after the contract anniversary following the older annuitant's 85/th/ birthday.

   C =the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85/th/ birthday.

   D =any tax that may be due.

Guaranteed Annuitization Value Reduction
  A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

Effective Annual Rate
  On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

  After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.

  Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.
4.each contract anniversary.

Termination of This Rider
  You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1.the 30/th/ day after the last contract anniversary that occurs after the older Annuitant's 90/th/ birthday;

2.the termination of the contract to which this rider is attached;

3.the date a death benefit becomes payable under the contract to which this rider is attached;

4.the date annuity payments commence under the contract to which this rider is attached; and

5.the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB Annuity Payment Options
  Under this rider, you may only elect one of the following annuity payment options:

  GMIB Option A -- Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5, 10 or 20 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

  GMIB Option B -- Non-Refund Life Annuity: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

  GMIB Option D -- Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

  GMIB Option F -- Joint and Survivorship Life Annuity with 10-Year Period
Certain: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of ten years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

Payment Upon Death After Maturity Date
  If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

  For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.

  (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.")

                   Important information regarding the GMIB
   While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

.. The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

..  The GMIB is irrevocable once elected.

.. You may not change any annuitant or joint annuitant while the GMIB is in effect.

.. The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

.. You should consult with a qualified financial advisor if you are considering the GMIB.

.. The GMIB is only available if approved in your state and if we offer it for use with the contract.


.. The minimum monthly fixed annuity payment amount under the GMIB may be less than the annuity payment amount under the Contract even if the guaranteed annuitization value is greater than contract value.



Surrender of Contract and Withdrawals

  If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge is available only on contracts issued on or after May 1, 1996, and will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your contract provides for loans) over $100,000. Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59 1/2. See "Federal Income Taxes."

  The appropriate number of accumulation units of an investment option will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise. contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.


  Any request for a withdrawal from, or complete surrender of, a contract should be mailed to our Annuity Operations Division.

Contract Termination
  The contract will terminate without value, if on any valuation date:

..  the contract value is zero; or

.. the premium tax reimbursement due on surrender or partial withdrawals is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

  Phoenix will notify you in writing that the contract has terminated.

Payment Upon Death Before Maturity Date

..  Who Receives Payment

  .  Death of an Owner/Annuitant
     If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner/annuitant's beneficiary. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.

  .  Death of an Annuitant who is not the Owner
     If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant and the contract continues. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

  .  Death of Owner who is not the Annuitant
     If the owner is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner's beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.

  .  Spousal Beneficiary Contract Continuance
     If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the beneficiary, the spousal beneficiary can continue the contract as the contract owner.

  .  Qualified Contracts
     Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

  . Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

  .  Ownership of the Contract by a Non-Natural Person
     If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.

..  Payment Amount

  . Upon the Death of the Annuitant or Owner/Annuitant who has not yet reached the Maturity Date (age 85)

   1.Death occurring in the first 6-year period following the contract date--the greater of:

      a. 100% of payments, less any withdrawals; or
      b. the contract value as of the claim date.

   2. Death occurring in any subsequent 6-year period--the greater of:

      a. the death benefit that would have been payable at the end of the previous 6-year period, plus any payments, less any withdrawals made since that date; or
      b. the contract value as of the claim date.

  .  After the Maturity Date (Annuitant's 85/th/ birthday)
     The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.

  .  Death of an Owner who is not the Annuitant
     Upon the death of an owner who is not the annuitant, the death proceeds will be paid to the owner's beneficiary. The death benefit is equal to the cash surrender value.


  There are a number of options for payment of the death benefit, including lump sum, systematic withdrawals and annuity. If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum. Depending upon state law, the death benefit payment to the beneficiary may be subject to state inheritance or estate taxes and we may be required to pay such taxes prior to distribution. There are specific Internal Revenue Code requirements regarding payment of the death benefits, see' Federal Income Taxes." A recipient should consult a legal or tax adviser in selecting among the death benefit payment options.

  Death Benefit proceeds will be payable in a single lump sum. At the time of payment, you may elect to have the full death benefit amount sent to you or to have the proceeds credited to the Phoenix Concierge Account ("PCA"), an interesting bearing checking account with check writing privileges. If you do not affirmatively elect to have the full death benefit amount sent to you, the PCA will become the default method of payment when the death claim is greater than or equal to $5,000 and the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. You may opt out of the PCA at any time by writing a check from the PCA for the full amount of your balance or by calling our Annuity Service Center.

  The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company.


Big Edge Choice(R) for New York Contracts
--------------------------------------------------------------------------------

  New York individual contracts issued on or after May 1, 1997, have certain differences from the other individual contracts described in this prospectus. Other than the differences noted in this section, the contracts are the same as other individual contracts. These differences are reflected in the "Summary of Expenses for Big Edge Choice(R) for New York contracts."

Surrender Charges
  A deduction for surrender charges for these contracts may be taken from proceeds of partial withdrawals or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken after the annuity period has begun, except with respect to unscheduled withdrawals under Options K or L. See "Annuity Payment Options." A surrender charge is not imposed on amounts payable because of the death of the annuitant or owner. Surrender Charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years.

  Up to 10% of the contract value may be withdrawn in a contract year, either in a lump sum or by multiple scheduled or unscheduled amounts, without imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be based on the contract value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amounts redeemed greater than the 10% allowable amount up to a maximum of the total premium is as follows:

               --------------------------------------------------
               Percent            7%  6%  5%  4%  3%  2%  1%  0%
               --------------------------------------------------
               Age of Payment     0   1   2   3   4   5   6   7+
               in Complete Years
               --------------------------------------------------

  If the annuitant or owner dies before the maturity date, the surrender charge described in the table above will not apply.

Daily Administrative Fee
  We also charge each investment option the daily equivalent of 0.125% annually to cover its variable costs of administration (such as printing and distribution of materials pertaining to contract owner meetings). This fee is not deducted from the GIA, from contracts sold to registered representatives of PEPCO or broker-dealers with whom PEPCO has selling agreements, to officers, directors and employees of Phoenix or its affiliates and their spouses or to employees or agents who retire from Phoenix or its affiliates or PEPCO.

Maturity Date
  The maturity date cannot be earlier than five years from the inception of the contract, or later than the contract anniversary nearest the annuitant's 90/th/ birthday.

Ownership of the Contract
  Joint ownership of the contract is not permitted.

Payment Upon Death Before Maturity Date
..  Who Receives Payment

  .  Death of an Owner/Annuitant
     If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner/annuitant's beneficiary. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.

  .  Death of an Annuitant who is not the Owner
     If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant and the contract continues. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

  .  Death of Owner who is not the Annuitant
     If the owner is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner's beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.

  .  Spousal Beneficiary Contract Continuance
     If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the beneficiary, the spousal beneficiary can continue the contract as the annuitant.

  .  Qualified Contracts
     Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

     Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

  .  Ownership of the Contract by a Non-Natural Person
     If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.

..  Payment Amount

  . Upon the Death of the Annuitant or Owner/Annuitant who has net yet reached the Maturity Date (age 85)

   1. Death occurring in the first contract year--the greater of:

      a.100% of payments, less any withdrawals; or b.the contract value as of the claim date.

   2. Death occurring in any subsequent contract year--the greater of:

      a.the death benefit that would have been payable at the end of the previous contract year, plus any payments, less any withdrawals made since that date; or
      b.the contract value as of the claim date.

  .  After the Maturity Date (Annuitant's 85/th/ birthday)
     The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.

  .  Death of an Owner who is not the Annuitant
     Upon the death of an owner who is not the annuitant, the death proceeds will be paid to the owner's beneficiary. The death benefit is the greater of:

     1.100% of payments, less any withdrawals; or 2.the contract value as of the claim date.


  Death benefit proceeds will be payable in a single lump sum or under specified annuity or systematic withdrawal options. For lump sum payments you may elect to have the full death benefit amount sent to you or to have the proceeds credited to the Phoenix Concierge Account ("PCA"), an interest bearing checking account with check writing privileges. If you do not affirmatively elect to have the full death benefit amount sent to you, the PCA will become default method of payment when the death claim is greater than or equal to $5,000 and the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. You may opt out of the PCA at any time by writing a check from the PCA for the full amount of your balance or by calling our Annuity Service Center.

  The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company.


Transfers
  A contract owner may request transfers or allocation changes in writing only. Transfers or allocation changes may not be made by telephone.

Group Strategic Edge(R) Contracts
--------------------------------------------------------------------------------

  Contracts may be purchased by employers (or trusts) to fund tax-qualified pension or profit-sharing plans such as defined contribution and defined benefit plans ("group contracts"). Group contracts may be purchased on an "allocated" or "unallocated" basis. In most respects, group contracts are the same as the contracts purchased on an individual basis described elsewhere in this prospectus; however, there are certain differences as described in this section. We may limit the payments made under a group contract to $1,000,000 and reserve the right to terminate a group contract after 20 years. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 18 months or longer. Please note that group contracts cannot participate in the optional Asset Rebalancing Program, Interest Investment Program, Enhanced Dollar Cost Averaging Program, and/or the Guaranteed Minimum Income Benefit Rider.

Allocated Group Contracts
  Under an allocated group contract, the contract owner is the trust to whom the contract is issued. However, individual participant accounts are maintained and the contract owner passes on certain rights to the plan participants such as the right to choose investment options, and transfer amounts between investment options.

  Under an allocated group contract, a minimum initial purchase payment of $25 per participant account is required. Subsequent payments per participant account must be at least $25 and must total at least $300 per contract year. The annual administrative service charge under an allocated group contract is currently $15 per participant account; it is guaranteed not to exceed $30.

  If withdrawals occur within a certain number of years after deposit, a surrender charge will apply. (Please see description in section "Deductions and Charges--Surrender Charges"). Allocated group contracts do not have a 10% free withdrawal privilege. A surrender charge will not be applied if the withdrawal is for one of the following:

..  death of a participant

..  disability

..  demonstration of financial hardship

.. separation from service or retirement (participant account has been maintained for a minimum of 5 years or age 55 or older)

..  participant loan

..  purchase of:

  .  annuity contract
  .  retired life certificate
  .  election of life expectancy distribution option

  Under group contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of payments made under the contract (calculated at their initial value). In addition, if the contract has been in force for at least 20 years and Phoenix terminates the contract, no surrender charge will apply.

  Not more than four transfers may be made from the GIA in any Participant Account Year and only one such transfer may be made in any 3-consecutive month period. The amount of such transfers out of the GIA in any one Participant Account Year may not exceed the greater of $1,000 or 25% of the Participant Account Value in the GIA as of the last day of the prior Participant Account Year.

  Upon the death of a participant, a death benefit will be paid to the contract owner. The contract owner may then distribute the death benefit in accordance with the terms of the plan. If the death occurred during the first six years following the contract date, this payment would be equal to the greater of:
(a) the sum of all purchase payments made by the participant less any prior withdrawals or (b) the participant's accumulated value under the contract. If the death occurred during any subsequent six-year period, this payment would equal the greater of: (a) the death benefit that would have been payable at the end of the immediately preceding six-year period, plus any payments made and less any partial withdrawals since such date or (b) the participant's accumulated value under the contract.

  Loans and hardship withdrawals will be available under the Internal Revenue Code of 1986 Section 401(k) plans after January 1, 1996. If the plan permits loans, a partial withdrawal from the participant's contract value may be requested. The partial withdrawal for the loan must be at least $1,000 and the participant's remaining contract value must be at least $2,000. A contingent deferred sales charge will not apply to such a partial withdrawal. A $125 administrative charge per partial withdrawal will apply and this amount may be increased in the future. Loan repayments, including any interest, will be allocated to the participant's investment options in the same proportion as new payments. A plan loan partial withdrawal may not be made if a plan loan partial withdrawal is currently outstanding with respect to that Participant.

Unallocated Group Contracts
  Under an unallocated group contract, the contract owner is the trust to whom the contract is issued. The contract owner exercises all rights under the contract on behalf of plan participants; no participant accounts are maintained under the contract.

  Under an unallocated group contract, a minimum initial purchase payment of $5,000 is required and subsequent payments also must be at least $5,000. The annual administrative service charge under an unallocated group contract is currently $300; it is guaranteed not to exceed $500.

  If amounts are withdrawn in the early contract years, a surrender charge may apply unless the withdrawal is for the payment of a plan benefit related to the death or disability of a plan participant or the purchase of an individual annuity contract or Life Expectancy Distribution option from Phoenix.
A deduction for a surrender charge for an unallocated group contract may be taken from the proceeds of a withdrawal from, or complete surrender of, the contract if the withdrawal is not related to the payment of a plan benefit or the purchase of an annuity as described above and the contract has not been held for a certain period of time (see chart below). However, withdrawals up to 15% of the payments made under a contract in the first contract year and up to 15% of the contract value as of the previous contract anniversary may be made each year without imposition of a surrender charge for payment of plan benefits related to termination of employment or retirement. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 15% allowable amount, is as follows:

                 ----------------------------------------------
                 Percent            6%  5%  4%  3%  2%  1%  0%
                 ----------------------------------------------
                 Age of Payment     0-4 5   6   7   8   9   10+
                 in Complete Years
                 ----------------------------------------------

  Under group contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of purchase payments made under the contract (calculated at their initial value). In addition, if the contract has been in force for at least 20 years and Phoenix terminates the contract, no surrender charge will apply.

  Upon the death of a participant, a death benefit will be paid to the contract owner. The contract owner may then distribute the death benefit in accordance with the terms of the plan.

Internet, Interactive Voice Response and Telephone Transfers
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  You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone. The Company may discontinue any of these options and may provide other options at any time.

  Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

  We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

  Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more investment options or the GIA subject to the limitations established for the GIA. A transfer from an investment option will result in the redemption of accumulation units and, if another investment option is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options or the GIA does not automatically change the payment allocation schedule of your contract.


  You may also request transfers and changes in payment allocations among available investment options or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date, or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. Like an individual transfer request, the transfer request must be submitted in good order to be processed. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.


  Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.


  No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."


Market Timing and Other Disruptive Trading
--------------------------------------------------------------------------------

  We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

  "Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

.. dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;

.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

  To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

  Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),


.. implement and administer redemption fees imposed by one or more of the underlying funds, or


..  impose other limitations or restrictions.


  Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. We monitor these transfers on an individual basis, rather than on a batch basis. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.


  Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

  Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

  We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

  We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

  We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

  Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.

  We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period
--------------------------------------------------------------------------------

  The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments
  Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. Surrender Charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the investment option selected, are made monthly for life and, if the annuitant dies within ten years after the maturity date, the annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the maturity date. Once annuity payments have commenced, the Annuity Option may not be changed.

  If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.


  Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. Generally, the maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95/th/ birthday unless the contract is issued in connection with certain qualified plans or IRAs. Generally, under qualified plans or IRAs, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA. A policyholder can defer the maturity date to a later date if we receive documentation concerning the policyholder's satisfaction with the Internal Revenue Code Required Minimum Distributions. See "Federal Income Taxes".

  The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date.


Annuity Payment Options
  Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date automatically will be applied to provide a Life Annuity with a Specified Period Certain based on the life of the annuitant under Option A as described below. Any annuity payments falling due after the death of the annuitant during the period certain will be paid to the annuitant's beneficiary. Each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.


  The initial payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.


  Instead of the period certain life annuity (see "Option A--Life Annuity with a specified Period Certain"), you may, by written request received by our Annuity Operations Division (AOD), PO Box 8027, Boston, MA 02266-8027 on or before the maturity date of the contract, elect any of the other annuity payment options described below. If the maturity date occurs in the first contract year, only Options I, J, K, L, M or N may be elected. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Options K or L.

  The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, factors such as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

  We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

  The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

Option A--Life Annuity with Specified Period Certain
  Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

Option B--Non-Refund Life Annuity
  Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

Option D--Joint and Survivor Life Annuity
  Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

  Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

Option E--Installment Refund Life Annuity
  Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

Option F--Joint and Survivor Life Annuity with 10-Year Period Certain
  Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

  Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

Option G--Payments for Specified Period
  Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

Option H--Payments of Specified Amount
  Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

Option I--Variable Payment Life Annuity with 10-Year Period Certain
  Provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the investment options in which proceeds are invested.

Option J--Joint Survivor Variable Payment Life Annuity with 10-Year Period
Certain
  Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the investment options in which proceeds are invested. The joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

Option K--Variable Payment Annuity for a Specified Period
  Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

Option L--Variable Payment Life Expectancy Annuity
  Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

Option M--Unit Refund Variable Payment Life Annuity
  Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

Option N--Variable Payment Non-Refund Life Annuity
  Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

Other Options and Rates
  We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity payment options above.

Other Conditions
  Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.


  Federal income tax requirements also provide that participants in IRAs must begin required minimum distributions ("RMDs") by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Administratively, we will assist policyholders with compliance with the RMD requirements. Distributions to satisfy the RMD requirements may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.


  If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

  Currently, transfers between investment options are not available for amounts allocated to any of the variable payment annuity options.

Payment Upon Death After Maturity Date
  If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

  For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.

  (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.)

Variable Account Valuation Procedures
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Valuation Date
  A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.the NYSE is closed or may have closed early;

2.the SEC has determined that a state of emergency exists; or

3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

  The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Valuation Period
  Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

Accumulation Unit Value
  The value of one accumulation unit was set at $1.000 on the date assets were first allocated to an investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that investment option.

Net Investment Factor
  The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A Net Investment Factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.

Miscellaneous Provisions
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Assignment
  Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

  A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

  In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral

  Payment of surrender, withdrawal or death proceeds usually will be made in one lump sum within seven days after receipt of the written request by our Annuity Operations Division in good order unless another payment option has been agreed upon by you and us. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.


  Payment of the contract value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.

  Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Free Look Period

  You have the right to review and return the Contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable law requires) after you receive it and cancel the Contract. You will receive in cash the Contract Value plus any charges made under the Contract as of the date of cancellation. However, if applicable state law requires a return of premium payments, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.


Amendments to Contracts
  Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares

  If, in the judgment of PHL Variable's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another investment option for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.


Ownership of the Contract
  Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

Inherited/Stretch Annuity Feature

  This Contract provides for an Inherited/Stretch Annuity Feature that may be requested by the beneficiary of a deceased Contract Owner's interest. Under this Feature we will administer the Contract to accommodate an inherited or "stretch" payout. A stretch payout is a method in which the death benefit is paid out over a period of time, which is generally based upon the life expectancy of the beneficiary. By electing a stretch payout, a death benefit beneficiary can "stretch" payments over his or her life expectancy rather than receive the entire death benefit in one lump sum or within five years of the Contract Owner's death. The amount of each stretch payment will be at least the required minimum distribution ("RMD") required under the Internal Revenue Code and its accompanying rules and regulations (see"Federal Income Taxes"). Electing a "stretch" payout may provide tax advantages to the beneficiary.

  This Feature is available to an individual or trust beneficiary of an Individual Retirement Account (IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract issued by Phoenix (or its affiliates) or issued by a company unaffiliated with Phoenix. If the beneficiary of a contract issued by a company unaffiliated with Phoenix purchases this Group Strategic Edge(R), The Big Edge Plus(R),The Big Edge Choice(R) for New York, or Big Edge Contract for this Feature, then all contract rights will be available to the purchaser. However, if a beneficiary of this Group Strategic Edge(R), The Big Edge Plus(R),The Big Edge Choice(R) for New York, or Big Edge Contract elects this Feature, only certain rights will remain with the beneficiary because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have a IRA/Qualified or Non-Qualified Plan and whether the beneficiary is an individual or a trust.

  If this Feature is elected, we will calculate the RMD under the Internal Revenue Code ("Code") and its accompanying rules and regulations and will distribute this calculated amount to the beneficiary. However, it is the responsibility of the beneficiary to ensure that the correct RMD is actually withdrawn from the contact each year.

  The following guidelines will apply when we administer this Feature:

.. We will calculate the RMD each year in accordance with the Code using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account.

.. With certain limitations, a beneficiary's share of the death benefit will be distributed over his or her life expectancy, based on IRS tables. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31/st/ of the calendar year following the year of death, the death benefit will be distributed over the life expectancy of the oldest beneficiary.

.. For a Non-Qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments will be based on the life expectancy of the deceased Owner at the time of death.

.. If the beneficiary is a non-natural person under an IRA/ Qualified plan, and the deceased Owner died after his or her required beginning distribution date, we will use the remaining life expectancy of the deceased to compute remaining payments.

.. The annual RMD must be withdrawn each year. For a Non-Qualified contract, the first RMD must be distributed no later than the anniversary of the deceased Owner's date of death. For IRAs/Qualified plans, the first RMD must be distributed on or before December 31/st/ of the calendar year following the year of the deceased's death.

.. For an IRA/Qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70 and 1/2. In the alternative, the spouse can also add the IRA/Qualified plan proceeds to his or her own IRA and delay RMDs until the surviving spouse turns 70 and 1/2.

.. For a Non-Qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can take the contract as his or her own and delay RMDs until the surviving spouse's death.

.. The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.

.. In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled "Summary of Expenses" and "Surrender of Contracts and Withdrawals").

.. The beneficiary who elects this Feature may continue or change the funding vehicle that the deceased Owner selected.

  For more information regarding our administration of this feature, please see your Required Minimum Distribution (RMD) Request and Acknowledgment Form. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.


Federal Income Taxes
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Federal Income Taxes

Introduction
  The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") or Individual Retirement Annuities
(IRAs) under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate impact of federal income taxes on the amounts held under a contract, premiums paid for the contract, payments received under the contract and on the economic benefits to the policyholder, annuitant or beneficiary depends on our income tax status, on the type of retirement plan (if any) for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

  The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract either currently or in the future. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of annuity contracts and IRAs; if enacted, these changes could be retroactive. At this time, we do not have any specific information about any pending proposals that could affect this contract. We reserve the right to make changes to the contract to assure that it continues to qualify as an annuity for federal income tax purposes. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

Note on Terminology: The Internal Revenue Code uses the term "policyholder", in describing the owner of an Annuity. This section will follow the Internal Revenue Code terminology in describing specific provisions of the Code.

Income Tax Status
  We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company and neither account will be taxed separately as under the "regulated investment company" provisions (Subchapter M) of the Code.

  Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Taxation of Annuities in General--Nonqualified Plans
  Code section 72 governs taxation of annuities. In general, a policyholder (Contract owner) is not taxed on increases in value of the units held under a contract until a distribution is made. However, in certain cases, the increase in value may be subject to tax currently. See "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.

  The policyholder may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the Contract Value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

Surrenders or Withdrawals Prior to the Contract Maturity Date
  Code section 72 provides that a withdrawal or surrender of the contract prior to the contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the policyholder's gross income ("after-tax monies"). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

Surrenders or Withdrawals On or After the Contract Maturity Date
  Upon receipt of a lump sum payment under the contract, the policyholder is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

  For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

  Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

  Withholding of federal income taxes on all distributions may be required unless the policyholder properly elects not to have any amounts withheld and notifies our Operations Division of that election on the required forms and under the required certifications. Certain policyholders cannot make this election.

Penalty Tax on Certain Surrenders and Withdrawals-- Nonqualified Contracts (Contracts not issued in connection with qualified plans or IRAs)
  Amounts surrendered, withdrawn or distributed before the policyholder/taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the policyholder (or where the holder is not an individual, the death of the "primary Annuitant," defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982;
(vi) under a qualified funding asset (as defined in Code section 130(d));
(vii) under an immediate annuity contract (as defined in Code section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received without tax penalty.

  Separate tax withdrawal penalties apply to qualified plans and IRAs. See "Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans and IRAs."

Additional Considerations

Distribution-at-Death Rules
  For a contract issued other than in connection with a qualified plan or an IRA, in order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the policyholder dies on or after the contract Maturity Date, and before the entire interest in the contract has been distributed, the remainder of the policyholder's interest will be distributed at least as rapidly as the method in effect on the policyholder's death; and (b) if a policyholder dies before the contract Maturity Date, the policyholder's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the policyholder's date of death. If the beneficiary is the spouse of the holder, the contract may be continued in the name of the spouse as holder. Similar distribution requirements apply to annuity contracts under qualified plans and IRAs.

  If the primary Annuitant, which is not the policyholder, dies before the Maturity Date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the policyholder is not an individual, the death of the primary Annuitant is treated as the death of the holder. When the holder is not an individual, a change in the primary Annuitant is treated as the death of the holder.

  If the policyholder dies on or after the Maturity Date, the remaining payments, if any, under an Annuity Payment Option must be made at least as rapidly as under the method of distribution in effect at the time of death.

  Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes and state income taxes may also apply.

Transfer of Annuity Contracts
  Transfers of contracts for less than full and adequate consideration at the time of such transfer will trigger taxable income on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the policyholder's income. This provision does not apply to transfers between spouses or transfers incident to a divorce.

Contracts Owned by Non-Natural Persons
  If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

Section 1035 Exchanges
  Code section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyholder by the original insurer and then transmitted from the policyholder to the new insurer. For IRA and qualified plan contracts, the proceeds can be transmitted through the policyholder if specific conditions are met. Exchanges are permitted of the entire contract or a portion of the contract. Policyholders contemplating exchanges under Code section 1035 should consult their tax and/or legal advisors.

Multiple Contracts
  Code section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same policyholder during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

Diversification Standards

Diversification Regulations
  Code section 817(h) requires that all contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:

..  55% in any 1 investment

..  70% in any 2 investments

..  80% in any 3 investments

..  90% in any 4 investments

  A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

  We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Owner Control
  The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which policyholder control of the investments of the Separate Account will cause the policyholder to be treated as the owner of the assets of the Separate Account. It is also critical that the insurance company and not the policyholder have control of the assets held in the separate accounts. A policyholder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a policyholder has too much "investor control" of the assets supporting the separate account funds, then the policyholder may be taxed on the gain in the contract as it is earned.

  In 2003, formal guidance (Revenue Ruling 2003-91) was issued that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. This guidance also states that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

  The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the policyholder could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the policyholder to be treated as the owner of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the policyholder and us regarding the availability of a particular investment option and, other than the policyholder's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.

  At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should there been additional rules or regulations on this issue, including limitations on the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment, we reserve the right to modify the contractto the extent required to maintain favorable tax treatment.

Diversification Regulations and Qualified Plans
  Code section 817(h) applies to a variable annuity contract other than a pension plan contract. All of the qualified plans, including IRAs, are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all available investments will be structured to comply with the diversification regulations and investor control limiitations because the investments serve as the investment vehicle for nonqualified contracts as well as qualified plan and IRA contracts.

Taxation of Annuities in General--Qualified Plans and IRAs
  The contracts may be used with several types of IRAs and qualified plans including: Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Roth 403(b) contracts, Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans. For purposes of this discussion, all will be treated as qualified plans. The specific tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. We reserve the right at any time to discontinue the availability of this contract for use with some of all of these qualified plans. Participants under such qualified plans as well as policyholders, annuitants and beneficiaries, are reminded that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. Federal or state requirements, including ERISA, may impact the person entitled to death benefits under the contract. Consequently, a policyholder's named beneficiary designation or elected annuity payment option may not be enforceable.

  The owner of the contract may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the Contract Value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not issued formal guidance concerning whether any particular death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan.

  There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes. While we regard the death benefit guarantees available under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

  Certain death benefit guarantees may be purchased under the contract. IRAs and other qualified contracts generally may not invest in life insurance contracts. There is a risk that IRS may consider these death benefit guarantees "incidental death benefits." There is a limit on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the

IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

  Distributions from qualified plans eligible to be rolled over to new contracts but which are paid to the policyholder directly generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided if the policyholder arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

  The mandatory withholding rules apply to all taxable distributions from qualified plans except (a) distributions required under the Code,
(b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions). The mandatory withholding rules do not apply to IRAs, however, a distribution from an IRA is taxable unless the IRA funds are reinvested in another IRA within a statutory time of 60 days.

  The contracts sold by us in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

  There are numerous income tax rules governing qualified plans, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

Tax Sheltered Annuities ("TSAs"), Tax Deferred Annuities ("TDAs"), Section
403(b)
  Code section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.

  Code section 403(b)(11) imposes certain restrictions on a policyholder's ability to make withdrawals from, or surrenders of, Code section 403(b) Contracts. Specifically, Code section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract. Code section 403(b)(11), applies only with respect to distributions from Code section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

  In addition, in order for certain types of contributions under a Code section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract. If certain contractual requirements are met, loans may be made available under Internal Revenue Code section 403(b) tax-sheltered annuity programs. A loan from a participant's Contract Value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not the responsibility of the contract issuer such as PHL Variable to monitor compliance with these requirements. If a loan is desired, the policyholder must follow the requirement set forth by the employer and we must receive consent by the employer to process the loan.

  If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any withdrawal charge; and (b) 50% of the Contract Value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under section 72(p) of the Code. Amounts borrowed from a Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

  Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to us.

  Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

  Under Code section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Internal Revenue Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

  As of January 1, 2009, there are new regulations impacting section 403(b) plans, including the requirement that the employer have a written Plan and that the Plan indicate the identity of the providers permitted under the Plan. We are not administrators of section 403(b) Plans; we are providers of annuity contracts authorized under specific Plans. We will exchange required information with the employer and/or authorized plan administrator, upon request.

Keogh Plans
  The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

Individual Retirement Annuities
  Various sections of the Code permit eligible individuals to contribute to individual retirement programs known as "Traditional IRAs", "Roth IRAs", "SEP IRA", "SARSEP IRA", "SIMPLE IRA", and "Deemed IRAs". Each of these different types of IRAs is subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements.

Corporate Pension and Profit-Sharing Plans
  Code section 401(a) permits corporate employers to establish various types of retirement plans for employees.

  These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment.

Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations
  Code section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the policyholder is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs
  In the case of a withdrawal under a qualified plan or IRA, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's after-tax cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans, the individual will have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyholder, withdrawals are received without tax.

  Code section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401, Section 403(b) Contracts, (and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution.

  To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan; no tax penalty will be imposed. As of January, 2009, the tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the policyholder or Annuitant (as applicable) reaches age
59 1/2; (b) distributions following the death or disability of the policyholder or Annuitant (as applicable) (for this purpose disability is as defined in section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the policyholder or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such policyholder or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a policyholder or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the policyholder or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code section 213 to the policyholder or

Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in section 213(d)(1)(D) of the Code) for the policyholder and spouse and dependents if the certain conditions are met;
(h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the policyholder, spouse, children or grandchildren; and (i) distributions from retirement plans to individuals called to active military. The exceptions stated in items (d) and
(f) above do not apply in the case of an IRA. The exception stated in item
(c) applies to an IRA without the requirement that there be a separation from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received from a qualified plan or IRA without tax penalty.

  Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a Traditional or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. This commencement date is referred to as the "required beginning date." Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

  The amount that must be distributed is based on Code rules relating to "Required Minimum Distributions." This RMD takes into consideration the individual's age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

  An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.

  We are required to file an information return to the IRS, with a copy to the participant, of the total account value of each account. This information return will also indicate if RMDs are required to be taken.

  In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

  Under the after-death RMD rules, if the original policyholder died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner's death or over a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31/st/ of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.

  If the policyholder died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original policyholder. If there was no named contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the only payment permitted is based on the remaining life expectancy of the original policyholder.

  In all cases, if the beneficiary is the surviving spouse, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date.

  For 2009 only, the obligation to take an RMD from a contract was suspended. Thus, no RMD is required in connection with 2009. There are no modifications to the RMD obligations for any other year, although legislation may be enacted which would impact RMDs for years other than 2009.

Withholding and Information Reporting
  We are required to file information returns with the IRS and state taxation authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the policyholder provide certain information, including social security number or tax identification number and current address.

  In addition to information reporting, we are also required to withhold federal income taxes on the taxable portion of any amounts received under the contract unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens.

  You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a policyholder can elect out of withholding.

  In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. See Rev. Rul. 2004-74, 2004-31 I.R.B. 109. This ruling is also understood to apply to other nonresident alien policyholders. Although the ruling was directed at a life insurance policy, it may also apply to an annuity contract.

Spousal Definition
  Federal law requires that under the Internal Revenue Code, the special provisions relating to a "spouse" relate only to persons considered as spouses under the Defense of Marriage Act (DOMA), Pub. L. 104-199. Under this Act, a spouse must be a man or a woman legally joined. Individuals married under State or foreign laws that permit a marriage between two men or two women are not spouses for purposes of the Internal Revenue Code. Individuals participating in a civil union or other like status are not spouses for purposes of the Internal Revenue Code.

Seek Tax Advice
  The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Policyholder considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan or IRA.


Sales of Variable Accumulation Contracts
--------------------------------------------------------------------------------


  Phoenix has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Phoenix and its affiliated companies. Phoenix reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.

  PEPCO's principal executive offices are located at 610 W. Germantown Pike, Suite 460, Plymouth Meeting, PA 19462 . PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or ("FINRA") (formerly known as the National Association of Securities Dealers, Inc. or NASD).

  PEPCO and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

Compensation
  Broker-dealers who have selling agreements with PEPCO and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

  We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker- dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments if up-front compensation is paid to registered representatives) and up to 2.5% annually of contract value (if asset based compensation is paid).

  To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

  This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a surrender charge, proceeds from this charge may be used to reimburse

Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

  We have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.

  Phoenix and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes been called "shelf space" arrangements. Under these arrangements, Phoenix and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Phoenix's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments. These services may include providing Phoenix with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing Phoenix's products. Any such compensation payable to a broker-dealer firm will be made by PEPCO or Phoenix out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor Phoenix's products. Phoenix and PEPCO currently have preferred distribution arrangements Summit Brokerage Services, Investacorp Inc. and CFD Investments. We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect.

Servicing Agent
--------------------------------------------------------------------------------

  The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The total administrative service fees paid by the fund for the last three fiscal years were based on a percentage of the Fund's average daily net assets as follows:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                  2006                              $1.7 Million
 -----------------------------------------------------------------------------
                 2007                               $1.7 Million
 -----------------------------------------------------------------------------
                 2008                               $1.3 Million
 -----------------------------------------------------------------------------



  For 2009, there was a change in the fee structure and The Phoenix Edge Series Fund will reimburse Phoenix Life Insurance Company a flat fee rate of $1.6 million, which will be paid on a weighted average basis based on the net asset value of each Fund.


State Regulation
--------------------------------------------------------------------------------

  Phoenix is subject to the provisions of New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. Phoenix also is subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

  State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports
--------------------------------------------------------------------------------

  Reports showing the contract value will be furnished to you at least annually.

Voting Rights
--------------------------------------------------------------------------------

  As stated above, all of the assets held in an available investment option will be invested in shares of a corresponding Series of the funds. Phoenix is the legal owner of those shares and, as such, has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting.

  We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contractowners controlling the vote.

  In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

  Matters on which owners may give voting instructions include the following:
(1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the Series of the fund corresponding to the owner's selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and
(5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, owners participating in such Series will vote separately on the matter.

  The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.



The Phoenix Companies, Inc. - Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------


  We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or investment advisor. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

  State regulatory bodies, the SEC, the Financial Industry Regulatory Authority ("FINRA"), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

  For example, in fourth quarter of 2008, the New York State Insurance Department completed the on-site portion and initiated the off-site portion of its routine quinquennial financial and market conduct exam of Phoenix Life and its New York domiciled life insurance subsidiary for the five year period ending December 31, 2007.

  Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.


SAI Table of Contents
--------------------------------------------------------------------------------

  The SAI contains more specific information and financial statements relating to the Separate Account and Phoenix Life Insurance Company. The Table of Contents of the SAI is set forth below:

..  Phoenix Life Insurance Company
..  Underwriter
..  Services

..  Information Sharing Agreements

..  Performance History
..  Calculation of Yield and Return
..  Calculation of Annuity Payments
..  Experts
..  Separate Account Financial Statements
..  Company Financial Statements

  Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - Investment Options
--------------------------------------------------------------------------------

  Please note that not all funds listed here may be offered with this product. Please refer to page one of this prospectus for a list of the funds offered with this product.




                     Fund Name                                         Investment Objective
AIM V.I. Capital Appreciation Fund                    Growth of capital














--------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                      Growth of capital














--------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/              Long term growth of capital














--------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio /1, 3/  Long term capital appreciation
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy        To maximize total return consistent with the Adviser's
Portfolio                                             determination of reasonable risk
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy    Long-term growth of capital
Portfolio
--------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              Seeks to replicate, as closely as possible, before the
                                                      deduction of expenses, the performance of the
                                                      Standard & Poor's 500 Composite Stock Price Index,
                                                      which emphasizes stocks of large U.S. companies
--------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                               Seeks to replicate, as closely as possible, before the
                                                      deduction of expenses, the performance of the
                                                      Russell 2000(R) Index, which emphasizes stocks of
                                                      small US companies
--------------------------------------------------------------------------------------------------------------



                     Fund Name                              Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund                    Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd.;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                      Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd..;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/              Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd.;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio /1, 3/  Fred Alger Management, Inc.
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy        AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy    AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              Deutsche Investment Management Americas Inc.
                                                       Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                               Deutsche Investment Management Americas Inc.
                                                       Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------


                         Fund Name                                            Investment Objective
Federated Fund for U.S. Government Securities II             Current income by investing primarily in U.S.
                                                             government securities and U.S Treasury and agency
                                                             debenture securities
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           High current income by investing in high yield, lower
                                                             rated corporate bonds
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                         Long-term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                  Capital growth
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                 As high a level of current income as is consistent with
                                                             the preservation of capital

----------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund                     Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                              Maximize income while maintaining prospects for
                                                             capital appreciation
----------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio /1, 3, 4/  Long term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                         High current income and the opportunity for capital
                                                             appreciation to produce a high total return
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                      Long-term growth of capital and income without
                                                             excessive fluctuations in market value
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                          Capital appreciation through investments, primarily in
                                                             equity securities which are believed to be undervalued
                                                             in the marketplace
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                Capital appreciation with income as a secondary goal
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio              Long term capital growth

----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                      Long term growth of capital; current income is a
                                                             secondary goal
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                     Capital appreciation by investing in securities of well-
                                                             known, established companies
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                        Long-term capital appreciation by investing in
                                                             securities of foreign insurers, "growth-type"
                                                             companies, cyclical industries and special situations
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA                    Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                Intermediate and long-term capital appreciation with
                                                             income as a secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive          Long-term capital growth
Growth
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth              Long-term capital growth with current income as a
                                                             secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Current income with capital growth as a secondary
                                                             consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Long-term capital growth and current income with a
Growth                                                       greater emphasis on capital growth
----------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                             Capital appreciation and current income.

----------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                Capital appreciation

----------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                  As high a level of current income as is consistent with
                                                             the preservation of capital and maintenance of
                                                             liquidity
----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                     Long-term total return

----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                  High current income while attempting to limit
                                                             changes in the series' net asset value per share
                                                             caused by interest rate changes
----------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                              Long-term capital growth
(previously known as Phoenix-Alger Small-Cap
Growth Series)
----------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                          High total return over an extended period of time
                                                             consistent with prudent investment risk


----------------------------------------------------------------------------------------------------------------------



                         Fund Name                                     Investment Advisor / Subadvisor
Federated Fund for U.S. Government Securities II             Federated Investment Management Company


-----------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           Federated Investment Management Company

-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                         Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                  Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                 Fidelity Management and Research Company
                                                              Subadvisor: Fidelity Investments Money
                                                               Management, Inc.
-----------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund                     Franklin Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                              Franklin Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio /1, 3, 4/  Lazard Asset Management LLC
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                         Lord, Abbett & Co. LLC

-----------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                      Lord, Abbett & Co. LLC

-----------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                          Lord, Abbett & Co. LLC


-----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                Franklin Mutual Advisers, LLC
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio              Neuberger Berman Management LLC
                                                              Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                      Neuberger Berman Management LLC
                                                              Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                     OppenheimerFunds, Inc.

-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                        OppenheimerFunds, Inc.


-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA                    OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Neuberger Berman Management LLC
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive          Phoenix Variable Advisors, Inc. Limited Services
Growth                                                        Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth              Phoenix Variable Advisors, Inc. Limited Services
                                                              Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Phoenix Variable Advisors, Inc. Limited Services
                                                              Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Phoenix Variable Advisors, Inc. Limited Services
Growth                                                        Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                             Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Virtus Investment Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Neuberger Berman Management, LLC
-----------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                  Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                     Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                  Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                              Phoenix Variable Advisors, Inc.
(previously known as Phoenix-Alger Small-Cap                  Subadvisor: Neuberger Berman Management LLC
Growth Series)
-----------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                          Phoenix Variable Advisors, Inc.
                                                              Subadvisors: Goodwin Capital Advisers, Inc. (fixed
                                                               income portion) Virtus Investment
                                                               Advisers, Inc. (equity portion)
-----------------------------------------------------------------------------------------------------------------


                       Fund Name                                          Investment Objective
Phoenix-Aberdeen International Series                    High total return consistent with reasonable risk

------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      Capital appreciation and income with approximately
                                                         equal emphasis

------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Value Series /5/                         Long-term growth of capital.

------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Value Series /5/                       Long-term growth of capital by investing primarily in
                                                         small-capitalization stocks that appear to be
                                                         undervalued.
------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                       Long-term capital appreciation with current income
                                                         as a secondary consideration

------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series               High total return


------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio         Seeks maximum real return consistent with prudent
                                                         investment management
------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                              Seeks maximum real return, consistent with
                                                         preservation of real capital and prudent investment
                                                         management
------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                             Seeks maximum total return, consistent with
                                                         preservation of capital and prudent investment
                                                         management
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond        Seeks to provide total returns that inversely correlate
Strategy Fund /1, 3/                                     to the price movements of a benchmark for U.S.
                                                         Treasury debt instruments or futures contract on a
                                                         specified debt instrument. The Fund's current
                                                         benchmark is the inverse of the daily price movement
                                                         of the Long Treasury Bond.
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/                    Seeks to provide investment results that match the
                                                         performance of its benchmark on a daily basis. The
                                                         Fund's current benchmark is 150% of the
                                                         performance of the S&P 500 Index
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust All-Cap Opportunity Fund /1, 3, 5/  Seeks long-term capital appreciation
(previously known as Rydex Variable Trust Sector
Rotation Fund)
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                               Seeks a combination of growth of capital and current
                                                         income, with relatively low risk and relatively low
                                                         fluctuations in value
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                                   Seeks high current income while seeking to control
                                                         risk
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                           Seeks a combination of growth of capital, current
                                                         income, growth of income and relatively low risk as
                                                         compared with the stock market as a whole
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                         Seeks growth of capital
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                          Seeks growth of capital
------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                    Seeks investment results that correspond to the total
                                                         return performance of U.S. common stock, as
                                                         represented by the S&P MidCap 400 Index
------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             Long-term capital appreciation
------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        Long-term capital growth
------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/            High total return
------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         Long-term capital growth
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio               Capital appreciation and current income
------------------------------------------------------------------------------------------------------------------
Wanger International Select                              Long-term growth of capital
------------------------------------------------------------------------------------------------------------------
Wanger International (previously known as Wanger         Long-term growth of capital
International Small Cap)
------------------------------------------------------------------------------------------------------------------
Wanger Select                                            Long-term growth of capital
------------------------------------------------------------------------------------------------------------------
Wanger USA (previously known as Wanger U.S.              Long-term growth of capital
Smaller Companies)
------------------------------------------------------------------------------------------------------------------



                       Fund Name                                Investment Advisor / Subadvisor
Phoenix-Aberdeen International Series                    Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Aberdeen Asset Management Inc.
-------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Duff & Phelps Investment
                                                           Management Company
-------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Value Series /5/                         Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Westwood Management Corp.
-------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Value Series /5/                       Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Westwood Management Corp.

-------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                       Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Morgan Stanley Investment
                                                           Management Inc., d/b/a Van Kampen
-------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series               Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Morgan Stanley Investment
                                                           Management Inc., d/b/a Van Kampen
-------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio         Pacific Investment Management Company LLC

-------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                              Pacific Investment Management Company LLC


-------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                             Pacific Investment Management Company LLC


-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond        Rydex Investments
Strategy Fund /1, 3/




-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/                    Rydex Investments



-------------------------------------------------------------------------------------------------------
Rydex Variable Trust All-Cap Opportunity Fund /1, 3, 5/  Rydex Investments
(previously known as Rydex Variable Trust Sector
Rotation Fund)
-------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                               Sentinel Asset Management, Inc.


-------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                                   Sentinel Asset Management, Inc.

-------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                           Sentinel Asset Management, Inc.


-------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                         Sentinel Asset Management, Inc.
-------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                          Sentinel Asset Management, Inc.
-------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                    Calvert Asset Management Company, Inc.
                                                          Subadvisor: Summit Investment Partners, Inc.

-------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             Templeton Asset Management Ltd.
-------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        Templeton Investment Counsel, LLC
-------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/            Templeton Investment Counsel, LLC
-------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         Templeton Global Advisors Limited
-------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio               Morgan Stanley Investment Management Inc.
-------------------------------------------------------------------------------------------------------
Wanger International Select                              Columbia Wanger Asset Management, L.P.
-------------------------------------------------------------------------------------------------------
Wanger International (previously known as Wanger         Columbia Wanger Asset Management, L.P.
International Small Cap)
-------------------------------------------------------------------------------------------------------
Wanger Select                                            Columbia Wanger Asset Management, L.P.
-------------------------------------------------------------------------------------------------------
Wanger USA (previously known as Wanger U.S.              Columbia Wanger Asset Management, L.P.
Smaller Companies)
-------------------------------------------------------------------------------------------------------

-----------------


/1/ This fund is closed to new investors on May 1, 2006.

/2/ This fund is closed to new investors on October 29, 2001.

/3/ Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule;
    (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

/4/ Effective June 1, 2009 to be known as Lazard Retirement U.S. Small-Mid Cap
    Equity Portfolio.

/5/ Name change effective May 1, 2009.

APPENDIX B - Deductions for Taxes - Qualified and Nonqualified Annuity Contracts
--------------------------------------------------------------------------------


                                  Upon           Upon
State                        Premium Payment Annuitization Nonqualified Qualified
-----                        --------------- ------------- ------------ ---------
California..................                       X           2.35%      0.50%

Florida.....................                       X           1.00       1.00

Maine.......................        X                          2.00

Nevada......................                       X           3.50

South Dakota................        X                          1.25/ 1/

Texas.......................                       X           0.04/ 2/   0.04

West Virginia...............                       X           1.00       1.00

Wyoming.....................                       X           1.00

Commonwealth of Puerto Rico.                       X           1.00       1.00



NOTE:The above tax deduction rates are as of January 1, 2009. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


     For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."

-----------------

/1/ South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

/2/ Texas charges an insurance department "maintenance fee" of .04% on annuity considerations, but the department allows this to be paid upon annuitization.

APPENDIX C - Financial Highlights
--------------------------------------------------------------------------------

  The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

             Phoenix Life Insurance Company
             Annuity Operations Division
             PO Box 8027
             Boston, MA 02266-8027

Group Strategic Edge(R) and Big Edge Plus(R) Contracts

                                      Subaccount   Subaccount      Units
                                      Unit Value   Unit Value  Outstanding at
                                      Beginning       End      End of Period
               Subaccount             of Period    of Period    (Thousands)
        ----------------------------------------------------------------------
        AIM V.I. Capital Appreciation Fund - Series I Shares
        ---------------------------------------------------------------------
        ----------------------------------------------------------------------
        From 5/3/01* to 12/31/01        $1.000       $0.865         99
        From 1/1/02 to 12/31/02         $0.865       $0.646         485
        From 1/1/03 to 12/31/03         $0.646       $0.826        1,139
        From 1/1/04 to 12/31/04         $0.826       $0.870        1,272
        From 1/1/05 to 12/31/05         $0.870       $0.935        1,362
        From 1/1/06 to 12/31/06         $0.935       $0.982        1,635
        From 1/1/07 to 12/31/07         $0.982       $1.086        1,206
        From 1/1/08 to 12/31/08         $1.086       $0.617         950
        AIM V.I. Core Equity Fund - Series I Shares
        ---------------------------------------------------------------------
        ----------------------------------------------------------------------
        From 4/21/06* to 12/31/06       $1.000       $1.087         565
        From 1/1/07 to 12/31/07         $1.087       $1.160         434
        From 1/1/08 to 12/31/08         $1.160       $0.800         276
        AIM V.I. Mid Cap Core Equity Fund - Series I Shares
        ---------------------------------------------------------------------
        ----------------------------------------------------------------------
        From 1/1/04 to 12/31/04         $1.184       $1.016        5,224
        From 1/1/05 to 12/31/05         $1.016       $1.080        5,411
        From 1/1/06 to 12/31/06         $1.080       $1.187        1,140
        From 1/1/07 to 12/31/07         $1.187       $1.284         935
        From 1/1/08 to 12/31/08         $1.284       $0.906         859
        Alger American Capital Appreciation Portfolio - Class O Shares
        ---------------------------------------------------------------------
        ----------------------------------------------------------------------
        From 6/13/00* to 12/31/00       $1.000       $0.778        2,174
        From 1/1/01 to 12/31/01         $0.778       $0.646        3,548
        From 1/1/02 to 12/31/02         $0.646       $0.422        4,723
        From 1/1/03 to 12/31/03         $0.422       $0.561        6,335
        From 1/1/04 to 12/31/04         $0.561       $0.599        5,029
        From 1/1/05 to 12/31/05         $0.599       $0.677        3,621
        From 1/1/06 to 12/31/06         $0.677       $0.798        3,036
        From 1/1/07 to 12/31/07         $0.798       $1.052        2,464
        From 1/1/08 to 12/31/08         $1.052       $0.570        2,040
        AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B
        ---------------------------------------------------------------------
        ----------------------------------------------------------------------
        From 3/24/08 to 12/31/08*       $1.000       $0.747          3
        AllianceBernstein VPS Wealth Appreciation Strategy Portfolio - Class B
        ---------------------------------------------------------------------
        ----------------------------------------------------------------------
        From 3/24/08 to 12/31/08*       $1.000       $0.640          1

*Date subaccount began operations.

                                    Subaccount Subaccount     Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
                Subaccount          of Period  of Period   (Thousands)
        ----------------------------------------------------------------
        DWS Equity 500 Index Fund VIP - Class A
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 11/23/01* to 12/31/01    $1.000     $1.054        152
        From 1/1/02 to 12/31/02       $1.054     $0.816       3,099
        From 1/1/03 to 12/31/03       $0.816     $1.033       5,702
        From 1/1/04 to 12/31/04       $1.033     $1.128       5,787
        From 1/1/05 to 12/31/05       $1.128     $1.166       4,599
        From 1/1/06 to 12/31/06       $1.166     $1.330       3,608
        From 1/1/07 to 12/31/07       $1.330     $1.383       2,945
        From 1/1/08 to 12/31/08       $1.383     $0.858       2,331
        DWS Small Cap Index VIP - Class A
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 3/24/08 to 12/31/08*     $1.000     $0.734         49
        Federated Fund for U.S. Government Securities II
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 12/15/99* to 12/31/99    $1.000     $0.994       1,802
        From 1/1/00 to 12/31/00       $0.994     $1.089       2,176
        From 1/1/01 to 12/31/01       $1.089     $1.151       8,844
        From 1/1/02 to 12/31/02       $1.151     $1.239       17,388
        From 1/1/03 to 12/31/03       $1.239     $1.253       10,957
        From 1/1/04 to 12/31/04       $1.253     $1.282       8,358
        From 1/1/05 to 12/31/05       $1.282     $1.292       7,063
        From 1/1/06 to 12/31/06       $1.292     $1.328       6,478
        From 1/1/07 to 12/31/07       $1.328     $1.394       5,500
        From 1/1/08 to 12/31/08       $1.394     $1.435       5,966
        Federated High Income Bond Fund II - Primary Shares
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 12/15/99* to 12/31/99    $1.000     $1.007        161
        From 1/1/00 to 12/31/00       $1.007     $0.905       1,288
        From 1/1/01 to 12/31/01       $0.905     $0.906       2,813
        From 1/1/02 to 12/31/02       $0.906     $0.907       3,119
        From 1/1/03 to 12/31/03       $0.907     $1.095       4,144
        From 1/1/04 to 12/31/04       $1.095     $1.194       2,568
        From 1/1/05 to 12/31/05       $1.194     $1.211       2,396
        From 1/1/06 to 12/31/06       $1.211     $1.325       2,110
        From 1/1/07 to 12/31/07       $1.325     $1.353       1,761
        From 1/1/08 to 12/31/08       $1.353     $0.989       1,156
        Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 6/20/00* to 12/31/00     $1.000     $0.925       1,612
        From 1/1/01 to 12/31/01       $0.925     $0.801       3,390
        From 1/1/02 to 12/31/02       $0.801     $0.716       8,080
        From 1/1/03 to 12/31/03       $0.716     $0.908       9,222
        From 1/1/04 to 12/31/04       $0.908     $1.034       10,682
        From 1/1/05 to 12/31/05       $1.034     $1.193       13,999
        From 1/1/06 to 12/31/06       $1.193     $1.315       15,314
        From 1/1/07 to 12/31/07       $1.315     $1.526       13,941
        From 1/1/08 to 12/31/08       $1.526     $0.865       11,390

*Date subaccount began operations.

                                      Subaccount Subaccount     Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
                Subaccount            of Period  of Period   (Thousands)
        ------------------------------------------------------------------
        Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
        ----------------------------------------------------------------
        ------------------------------------------------------------------
        From 6/21/00* to 12/31/00       $1.000     $0.833        339
        From 1/1/01 to 12/31/01         $0.833     $0.704        920
        From 1/1/02 to 12/31/02         $0.704     $0.543       1,084
        From 1/1/03 to 12/31/03         $0.543     $0.695        998
        From 1/1/04 to 12/31/04         $0.695     $0.735       1,104
        From 1/1/05 to 12/31/05         $0.735     $0.790       1,345
        From 1/1/06 to 12/31/06         $0.790     $0.821       1,597
        From 1/1/07 to 12/31/07         $0.821     $0.998       1,945
        From 1/1/08 to 12/31/08         $0.998     $0.443       1,518
        Fidelity(R) VIP Growth Portfolio - Service Class
        ----------------------------------------------------------------
        ------------------------------------------------------------------
        From 6/16/00* to 12/31/00       $1.000     $0.849       1,819
        From 1/1/01 to 12/31/01         $0.849     $0.690       4,743
        From 1/1/02 to 12/31/02         $0.690     $0.475       7,683
        From 1/1/03 to 12/31/03         $0.475     $0.623       7,751
        From 1/1/04 to 12/31/04         $0.623     $0.636       7,398
        From 1/1/05 to 12/31/05         $0.636     $0.663       4,975
        From 1/1/06 to 12/31/06         $0.663     $0.699       3,329
        From 1/1/07 to 12/31/07         $0.699     $0.876       3,501
        From 1/1/08 to 12/31/08         $0.876     $0.456       2,282
        Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
        ----------------------------------------------------------------
        ------------------------------------------------------------------
        From 1/26/07 to 12/31/07        $1.039     $1.033        383
        From 1/1/08 to 12/31/08         $1.033     $0.986        613
        Franklin Flex Cap Growth Securities Fund - Class 2
        ----------------------------------------------------------------
        ------------------------------------------------------------------
        From 3/24/08 to 12/31/08*       $1.000     $0.727        38
        Franklin Income Securities Fund - Class 2
        ----------------------------------------------------------------
        ------------------------------------------------------------------
        From 10/20/06* to 12/31/06      $1.000     $1.037        102
        From 1/1/07 to 12/31/07         $1.037     $1.062       1,164
        From 1/1/08 to 12/31/08         $1.062     $0.738       1,106
        Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares
        ----------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/22/05* to 12/31/05       $1.000     $1.093       4,650
        From 1/1/06 to 12/31/06         $1.093     $1.253        267
        From 1/1/07 to 12/31/07         $1.253     $1.148        210
        From 1/1/08 to 12/31/08         $1.148     $0.720        142
        Lord Abbett Bond Debenture Portfolio - Class VC Shares
        ----------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/8/05* to 12/31/05        $0.988     $1.022       3,743
        From 1/1/06 to 12/31/06         $1.022     $1.103       1,084
        From 1/1/07 to 12/31/07         $1.103     $1.157        986
        From 1/1/08 to 12/31/08         $1.157     $0.942        731
        Lord Abbett Growth and Income Portfolio - Class VC Shares
        ----------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/8/05* to 12/31/05        $0.979     $1.049       4,729
        From 1/1/06 to 12/31/06         $1.049     $1.215       4,407
        From 1/1/07 to 12/31/07         $1.215     $1.241       3,678
        From 1/1/08 to 12/31/08         $1.241     $0.779       2,750

*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Lord Abbett Mid Cap Value Portfolio - Class VC Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/8/05* to 12/31/05   $0.963     $1.082        4,724
         From 1/1/06 to 12/31/06    $1.082     $1.199        2,205
         From 1/1/07 to 12/31/07    $1.199     $1.191        3,658
         From 1/1/08 to 12/31/08    $1.191     $0.713        1,431
         Mutual Shares Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/99 to 12/31/99    $1.015     $1.095         399
         From 1/1/00 to 12/31/00    $1.095     $1.216         594
         From 1/1/01 to 12/31/01    $1.216     $1.286        3,338
         From 1/1/02 to 12/31/02    $1.286     $1.120        3,987
         From 1/1/03 to 12/31/03    $1.120     $1.384        3,721
         From 1/1/04 to 12/31/04    $1.384     $1.539        3,694
         From 1/1/05 to 12/31/05    $1.539     $1.680        4,513
         From 1/1/06 to 12/31/06    $1.680     $1.965        4,953
         From 1/1/07 to 12/31/07    $1.965     $2.007        4,824
         From 1/1/08 to 12/31/08    $2.007     $1.247        3,803
         Neuberger Berman AMT Guardian Portfolio - S Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07    $1.029     $1.105         222
         From 1/1/08 to 12/31/08    $1.105     $0.684         216
         Neuberger Berman AMT Small Cap Growth Portfolio - S Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07    $1.029     $1.012          1
         From 1/1/08 to 12/31/08    $1.012     $0.605          1
         Oppenheimer Capital Appreciation Fund/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07    $1.029     $1.161          32
         From 1/1/08 to 12/31/08    $1.161     $0.622          46
         Oppenheimer Global Securities Fund/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07    $1.029     $1.109         191
         From 1/1/08 to 12/31/08    $1.109     $0.654         380
         Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07    $1.039     $1.009         175
         From 1/1/08 to 12/31/08    $1.009     $0.618         205
         Phoenix Capital Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/99 to 12/31/99    $13.819    $17.699       70,239
         From 1/1/00 to 12/31/00    $17.699    $14.371       58,574
         From 1/1/01 to 12/31/01    $14.371    $9.282        45,771
         From 1/1/02 to 12/31/02    $9.282     $6.892        35,072
         From 1/1/03 to 12/31/03    $6.892     $8.609        28,830
         From 1/1/04 to 12/31/04    $8.609     $8.924        23,640
         From 1/1/05 to 12/31/05    $8.924     $9.140        17,966
         From 1/1/06 to 12/31/06    $9.140     $9.316        13,748
         From 1/1/07 to 12/31/07    $9.316     $10.188       11,329
         From 1/1/08 to 12/31/08    $10.188    $5.958        9,668
         Phoenix Dynamic Asset Allocation Series: Aggressive Growth
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07    $1.039     $1.124          15
         From 1/1/08 to 12/31/08    $1.124     $0.685          9
         Phoenix Dynamic Asset Allocation Series: Growth
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07    $1.039     $1.117         124
         From 1/1/08 to 12/31/08    $1.117     $0.748         107

*Date subaccount began operations.

                                  Subaccount Subaccount     Units
                                  Unit Value Unit Value Outstanding at
                                  Beginning     End     End of Period
               Subaccount         of Period  of Period   (Thousands)
         -------------------------------------------------------------
         Phoenix Dynamic Asset Allocation Series: Moderate
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/07 to 12/31/07    $1.029     $1.097        279
         From 1/1/08 to 12/31/08    $1.097     $0.912        853
         Phoenix Dynamic Asset Allocation Series: Moderate Growth
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/07 to 12/31/07    $1.039     $1.113        330
         From 1/1/08 to 12/31/08    $1.113     $0.818        603
         Phoenix Growth and Income Series
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99    $1.192     $1.378       23,888
         From 1/1/00 to 12/31/00    $1.378     $1.271       22,597
         From 1/1/01 to 12/31/01    $1.271     $1.152       20,147
         From 1/1/02 to 12/31/02    $1.152     $0.882       15,487
         From 1/1/03 to 12/31/03    $0.882     $1.110       12,751
         From 1/1/04 to 12/31/04    $1.110     $1.211       15,178
         From 1/1/05 to 12/31/05    $1.211     $1.253       7,333
         From 1/1/06 to 12/31/06    $1.253     $1.450       5,834
         From 1/1/07 to 12/31/07    $1.450     $1.527       4,720
         From 1/1/08 to 12/31/08    $1.527     $0.981       3,390
         Phoenix Mid-Cap Growth Series
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99    $1.205     $1.733       5,256
         From 1/1/00 to 12/31/00    $1.733     $1.947       11,724
         From 1/1/01 to 12/31/01    $1.947     $1.440       11,318
         From 1/1/02 to 12/31/02    $1.440     $0.960       9,612
         From 1/1/03 to 12/31/03    $0.960     $1.221       8,052
         From 1/1/04 to 12/31/04    $1.221     $1.287       6,173
         From 1/1/05 to 12/31/05    $1.287     $1.324       4,169
         From 1/1/06 to 12/31/06    $1.324     $1.361       8,322
         From 1/1/07 to 12/31/07    $1.361     $1.637       6,885
         From 1/1/08 to 12/31/08    $1.637     $0.914       5,562
         Phoenix Money Market Series
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99    $2.237     $2.316       39,832
         From 1/1/00 to 12/31/00    $2.316     $2.425       21,301
         From 1/1/01 to 12/31/01    $2.425     $2.486       24,589
         From 1/1/02 to 12/31/02    $2.486     $2.490       19,194
         From 1/1/03 to 12/31/03    $2.490     $2.476       11,646
         From 1/1/04 to 12/31/04    $2.476     $2.464       8,142
         From 1/1/05 to 12/31/05    $2.464     $2.496       6,607
         From 1/1/06 to 12/31/06    $2.496     $2.574       6,087
         From 1/1/07 to 12/31/07    $2.574     $2.665       4,802
         From 1/1/08 to 12/31/08    $2.665     $2.691       6,126
         Phoenix Multi-Sector Fixed Income Series
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99    $3.813     $3.971       19,760
         From 1/1/00 to 12/31/00    $3.971     $4.176       15,854
         From 1/1/01 to 12/31/01    $4.176     $4.374       13,969
         From 1/1/02 to 12/31/02    $4.374     $4.752       11,174
         From 1/1/03 to 12/31/03    $4.752     $5.376       9,212
         From 1/1/04 to 12/31/04    $5.376     $5.672       7,963
         From 1/1/05 to 12/31/05    $5.672     $5.701       6,185
         From 1/1/06 to 12/31/06    $5.701     $6.016       4,616
         From 1/1/07 to 12/31/07    $6.016     $6.160       4,034
         From 1/1/08 to 12/31/08    $6.160     $4.992       3,254

*Date subaccount began operations.

                                       Subaccount   Subaccount       Units
                                       Unit Value   Unit Value   Outstanding at
                                       Beginning       End       End of Period
               Subaccount              of Period    of Period     (Thousands)
        -------------------------------------------------------------------------
        Phoenix Multi-Sector Short Term Bond Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 1/1/04 to 12/31/04          $1.000       $1.045          953
        From 1/1/05 to 12/31/05          $1.045       $1.046         1,710
        From 1/1/06 to 12/31/06          $1.046       $1.092         1,740
        From 1/1/07 to 12/31/07          $1.092       $1.121         2,043
        From 1/1/08 to 12/31/08          $1.121       $0.981         1,818
        Phoenix Small-Cap Growth Series (formerly Phoenix-Alger Small-Cap Growth)
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 8/12/02* to 12/31/02        $1.000       $1.004         1,535
        From 1/1/03 to 12/31/03          $1.004       $1.520         2,305
        From 1/1/04 to 12/31/04          $1.520       $1.533         2,162
        From 1/1/05 to 12/31/05          $1.533       $1.751         2,033
        From 1/1/06 to 12/31/06          $1.751       $2.065         1,646
        From 1/1/07 to 12/31/07          $2.065       $2.367         1,390
        From 1/1/08 to 12/31/08          $2.367       $1.288         1,114
        Phoenix Strategic Allocation Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 1/1/99 to 12/31/99          $5.275       $5.796         45,169
        From 1/1/00 to 12/31/00          $5.796       $5.758         36,950
        From 1/1/01 to 12/31/01          $5.758       $5.791         30,579
        From 1/1/02 to 12/31/02          $5.791       $5.057         41,049
        From 1/1/03 to 12/31/03          $5.057       $5.987         34,281
        From 1/1/04 to 12/31/04          $5.987       $6.353         28,380
        From 1/1/05 to 12/31/05          $6.353       $6.386         22,922
        From 1/1/06 to 12/31/06          $6.386       $7.106         18,352
        From 1/1/07 to 12/31/07          $7.106       $7.437         14,292
        From 1/1/08 to 12/31/08          $7.437       $5.475         11,596
        Phoenix-Aberdeen International Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 1/1/99 to 12/31/99          $2.223       $2.843         55,670
        From 1/1/00 to 12/31/00          $2.843       $2.363         46,785
        From 1/1/01 to 12/31/01          $2.363       $1.773         37,324
        From 1/1/02 to 12/31/02          $1.773       $1.491         28,110
        From 1/1/03 to 12/31/03          $1.491       $1.942         24,877
        From 1/1/04 to 12/31/04          $1.942       $2.316         24,104
        From 1/1/05 to 12/31/05          $2.316       $2.712         16,527
        From 1/1/06 to 12/31/06          $2.712       $3.412         14,804
        From 1/1/07 to 12/31/07          $3.412       $3.872         12,509
        From 1/1/08 to 12/31/08          $3.872       $2.333         10,378
        Phoenix-Duff & Phelps Real Estate Securities Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 1/1/99 to 12/31/99          $1.441       $1.491         8,408
        From 1/1/00 to 12/31/00          $1.491       $1.926         6,575
        From 1/1/01 to 12/31/01          $1.926       $2.028         6,335
        From 1/1/02 to 12/31/02          $2.028       $2.244         6,123
        From 1/1/03 to 12/31/03          $2.244       $3.064         5,058
        From 1/1/04 to 12/31/04          $3.064       $4.076         4,348
        From 1/1/05 to 12/31/05          $4.076       $4.632         3,673
        From 1/1/06 to 12/31/06          $4.632       $6.270         3,281
        From 1/1/07 to 12/31/07          $6.270       $5.219         2,259
        From 1/1/08 to 12/31/08          $5.219       $3.253         1,754

*Date subaccount began operations.

                                    Subaccount Subaccount     Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
                Subaccount          of Period  of Period   (Thousands)
        ----------------------------------------------------------------
        Phoenix-Sanford Bernstein Mid-Cap Value Series
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/99 to 12/31/99       $0.877     $0.777       4,324
        From 1/1/00 to 12/31/00       $0.777     $0.897       5,940
        From 1/1/01 to 12/31/01       $0.897     $1.090       12,332
        From 1/1/02 to 12/31/02       $1.090     $0.984       12,174
        From 1/1/03 to 12/31/03       $0.984     $1.370       10,009
        From 1/1/04 to 12/31/04       $1.370     $1.629       9,341
        From 1/1/05 to 12/31/05       $1.629     $1.733       8,530
        From 1/1/06 to 12/31/06       $1.733     $1.966       6,666
        From 1/1/07 to 12/31/07       $1.966     $1.980       5,428
        From 1/1/08 to 12/31/08       $1.980     $1.262       4,125
        Phoenix-Sanford Bernstein Small-Cap Value Series
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 11/20/00* to 12/31/00    $1.000     $1.063       2,379
        From 1/1/01 to 12/31/01       $1.063     $1.215       5,110
        From 1/1/02 to 12/31/02       $1.215     $1.098       5,629
        From 1/1/03 to 12/31/03       $1.098     $1.559       4,441
        From 1/1/04 to 12/31/04       $1.559     $1.889       3,959
        From 1/1/05 to 12/31/05       $1.889     $2.004       3,700
        From 1/1/06 to 12/31/06       $2.004     $2.311       2,975
        From 1/1/07 to 12/31/07       $2.311     $2.234       2,364
        From 1/1/08 to 12/31/08       $2.234     $1.370       1,899
        Phoenix-Van Kampen Comstock Series
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/99 to 12/31/99       $1.097     $1.346       5,131
        From 1/1/00 to 12/31/00       $1.346     $1.758       7,857
        From 1/1/01 to 12/31/01       $1.758     $1.424       13,553
        From 1/1/02 to 12/31/02       $1.424     $1.098       11,455
        From 1/1/03 to 12/31/03       $1.098     $1.343       8,963
        From 1/1/04 to 12/31/04       $1.343     $1.497       8,307
        From 1/1/05 to 12/31/05       $1.497     $1.559       5,801
        From 1/1/06 to 12/31/06       $1.559     $1.861       4,586
        From 1/1/07 to 12/31/07       $1.861     $1.797       3,604
        From 1/1/08 to 12/31/08       $1.797     $1.141       2,826
        Phoenix-Van Kampen Equity 500 Index Series
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/99 to 12/31/99       $1.368     $1.606       22,357
        From 1/1/00 to 12/31/00       $1.606     $1.404       17,940
        From 1/1/01 to 12/31/01       $1.404     $1.221       15,727
        From 1/1/02 to 12/31/02       $1.221     $0.920       11,362
        From 1/1/03 to 12/31/03       $0.920     $1.147       8,793
        From 1/1/04 to 12/31/04       $1.147     $1.244       6,144
        From 1/1/05 to 12/31/05       $1.244     $1.274       4,490
        From 1/1/06 to 12/31/06       $1.274     $1.437       5,473
        From 1/1/07 to 12/31/07       $1.437     $1.488       4,070
        From 1/1/08 to 12/31/08       $1.488     $0.921       3,224
        PIMCO CommodityRealReturnTM Strategy Portfolio - Advisor Class
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 10/20/06* to 12/31/06    $1.000     $0.998         64
        From 1/1/07 to 12/31/07       $0.998     $1.214        261
        From 1/1/08 to 12/31/08       $1.214     $0.673        935

*Date subaccount began operations.

                                    Subaccount Subaccount     Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
                Subaccount          of Period  of Period   (Thousands)
        ----------------------------------------------------------------
        PIMCO Real Return Portfolio - Advisor Class
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 10/20/06* to 12/31/06    $1.000     $1.001        62
        From 1/1/07 to 12/31/07       $1.001     $1.092        191
        From 1/1/08 to 12/31/08       $1.092     $1.002        655
        PIMCO Total Return Portfolio - Advisor Class
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/07 to 12/31/07       $1.000     $1.085        354
        From 1/1/08 to 12/31/08       $1.085     $1.122       1,215
        Rydex Variable Trust Sector Rotation Fund
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 6/2/03* to 12/31/03      $1.000     $1.153        610
        From 1/1/04 to 12/31/04       $1.153     $1.260        314
        From 1/1/05 to 12/31/05       $1.260     $1.415        657
        From 1/1/06 to 12/31/06       $1.415     $1.557        429
        From 1/1/07 to 12/31/07       $1.557     $1.887        343
        From 1/1/08 to 12/31/08       $1.887     $1.104        288
        Sentinel Variable Products Balanced Fund
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/7/07 to 12/31/07       $1.000     $1.016        21
        From 1/1/08 to 12/31/08       $1.016     $0.764        48
        Sentinel Variable Products Bond Fund
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/7/07 to 12/31/07       $1.000     $1.020        71
        From 1/1/08 to 12/31/08       $1.020     $1.042        623
        Sentinel Variable Products Common Stock Fund
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/7/07 to 12/31/07       $1.000     $1.023        152
        From 1/1/08 to 12/31/08       $1.023     $0.676        477
        Sentinel Variable Products Mid Cap Growth Fund
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/7/07 to 12/31/07       $1.000     $1.078        121
        From 1/1/08 to 12/31/08       $1.078     $0.574        344
        Sentinel Variable Products Small Company Fund
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/7/07 to 12/31/07       $1.000     $1.005        21
        From 1/1/08 to 12/31/08       $1.005     $0.672        104
        Templeton Developing Markets Securities Fund - Class 2
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/99 to 12/31/99       $0.520     $0.787       5,109
        From 1/1/00 to 12/31/00       $0.787     $0.528       3,859
        From 1/1/01 to 12/31/01       $0.528     $0.479       3,008
        From 1/1/02 to 12/31/02       $0.479     $0.473       2,149
        From 1/1/03 to 12/31/03       $0.473     $0.714       1,680
        From 1/1/04 to 12/31/04       $0.714     $0.879       1,337
        From 1/1/05 to 12/31/05       $0.879     $1.106       1,011
        From 1/1/06 to 12/31/06       $1.106     $1.399       1,203
        From 1/1/07 to 12/31/07       $1.399     $1.780       1,608
        From 1/1/08 to 12/31/08       $1.780     $0.831       1,290

*Date subaccount began operations.

                                  Subaccount Subaccount     Units
                                  Unit Value Unit Value Outstanding at
                                  Beginning     End     End of Period
               Subaccount         of Period  of Period   (Thousands)
         -------------------------------------------------------------
         Templeton Foreign Securities Fund - Class 2
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99    $1.159     $1.410       6,232
         From 1/1/00 to 12/31/00    $1.410     $1.360       5,543
         From 1/1/01 to 12/31/01    $1.360     $1.128       5,378
         From 1/1/02 to 12/31/02    $1.128     $0.907       5,417
         From 1/1/03 to 12/31/03    $0.907     $1.184       4,816
         From 1/1/04 to 12/31/04    $1.184     $1.386       3,569
         From 1/1/05 to 12/31/05    $1.386     $1.508       3,372
         From 1/1/06 to 12/31/06    $1.508     $1.809       2,864
         From 1/1/07 to 12/31/07    $1.809     $2.062       2,533
         From 1/1/08 to 12/31/08    $2.062     $1.214       2,000
         Templeton Global Asset Allocation Fund - Class 2
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99    $1.128     $1.365       3,646
         From 1/1/00 to 12/31/00    $1.365     $1.349       3,571
         From 1/1/01 to 12/31/01    $1.349     $1.199       3,027
         From 1/1/02 to 12/31/02    $1.199     $1.132       2,414
         From 1/1/03 to 12/31/03    $1.132     $1.475       2,029
         From 1/1/04 to 12/31/04    $1.475     $1.686       1,493
         From 1/1/05 to 12/31/05    $1.686     $1.724       1,243
         From 1/1/06 to 12/31/06    $1.724     $2.062        835
         From 1/1/07 to 12/31/07    $2.062     $2.240        734
         From 1/1/08 to 12/31/08    $2.240     $1.657        621
         Templeton Growth Securities Fund - Class 2
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99    $1.059     $1.348       5,173
         From 1/1/00 to 12/31/00    $1.348     $1.427       4,624
         From 1/1/01 to 12/31/01    $1.427     $1.390       4,934
         From 1/1/02 to 12/31/02    $1.390     $1.119       5,729
         From 1/1/03 to 12/31/03    $1.119     $1.460       5,564
         From 1/1/04 to 12/31/04    $1.460     $1.673       5,408
         From 1/1/05 to 12/31/05    $1.673     $1.799       4,973
         From 1/1/06 to 12/31/06    $1.799     $2.164       4,694
         From 1/1/07 to 12/31/07    $2.164     $2.187       4,130
         From 1/1/08 to 12/31/08    $2.187     $1.245       3,254
         Van Kampen UIF Equity and Income Portfolio - Class II
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/07 to 12/31/07    $1.039     $1.054        137
         From 1/1/08 to 12/31/08    $1.054     $0.805         88
         Wanger International
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99    $1.946     $4.353       34,351
         From 1/1/00 to 12/31/00    $4.353     $3.097       30,744
         From 1/1/01 to 12/31/01    $3.097     $2.411       25,932
         From 1/1/02 to 12/31/02    $2.411     $2.051       20,977
         From 1/1/03 to 12/31/03    $2.051     $3.016       17,661
         From 1/1/04 to 12/31/04    $3.016     $3.879       14,324
         From 1/1/05 to 12/31/05    $3.879     $4.656       11,419
         From 1/1/06 to 12/31/06    $4.656     $6.306       9,512
         From 1/1/07 to 12/31/07    $6.306     $7.243       8,104
         From 1/1/08 to 12/31/08    $7.243     $3.891       6,583

*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Wanger International Select
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/1/99* to 12/31/99    $1.000     $1.819       1,308
         From 1/1/00 to 12/31/00     $1.819     $1.768       2,242
         From 1/1/01 to 12/31/01     $1.768     $1.281       2,343
         From 1/1/02 to 12/31/02     $1.281     $1.072       1,988
         From 1/1/03 to 12/31/03     $1.072     $1.495       2,040
         From 1/1/04 to 12/31/04     $1.495     $1.835       2,057
         From 1/1/05 to 12/31/05     $1.835     $2.110       2,160
         From 1/1/06 to 12/31/06     $2.110     $2.834       2,453
         From 1/1/07 to 12/31/07     $2.834     $3.408       2,428
         From 1/1/08 to 12/31/08     $3.408     $1.873       1,856
         Wanger Select
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/1/99* to 12/31/99    $1.000     $1.328       1,976
         From 1/1/00 to 12/31/00     $1.328     $1.436       2,560
         From 1/1/01 to 12/31/01     $1.436     $1.547       2,724
         From 1/1/02 to 12/31/02     $1.547     $1.411       2,764
         From 1/1/03 to 12/31/03     $1.411     $1.821       2,853
         From 1/1/04 to 12/31/04     $1.821     $2.146       2,658
         From 1/1/05 to 12/31/05     $2.146     $2.341       2,556
         From 1/1/06 to 12/31/06     $2.341     $2.768       2,367
         From 1/1/07 to 12/31/07     $2.768     $2.990       2,458
         From 1/1/08 to 12/31/08     $2.990     $1.504       2,020
         Wanger USA
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/99 to 12/31/99     $2.297     $2.837       62,519
         From 1/1/00 to 12/31/00     $2.837     $2.573       55,246
         From 1/1/01 to 12/31/01     $2.573     $2.830       47,609
         From 1/1/02 to 12/31/02     $2.830     $2.325       38,086
         From 1/1/03 to 12/31/03     $2.325     $3.288       30,881
         From 1/1/04 to 12/31/04     $3.288     $3.842       23,785
         From 1/1/05 to 12/31/05     $3.842     $4.221       18,154
         From 1/1/06 to 12/31/06     $4.221     $4.497       13,457
         From 1/1/07 to 12/31/07     $4.497     $4.680       10,549
         From 1/1/08 to 12/31/08     $4.680     $2.787       8,740

*Date subaccount began operations.

Big Edge Choice(R) for New York Contracts

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        AIM V.I. Capital Appreciation Fund - Series I Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 7/1/02* to 12/31/02     $1.000     $0.690        15
        From 1/1/03 to 12/31/03      $0.690     $0.881        66
        From 1/1/04 to 12/31/04      $0.881     $0.927        69
        From 1/1/05 to 12/31/05      $0.927     $0.995        99
        From 1/1/06 to 12/31/06      $0.995     $1.043        177
        From 1/1/07 to 12/31/07      $1.043     $1.152        139
        From 1/1/08 to 12/31/08      $1.152     $0.653        103
        AIM V.I. Core Equity Fund - Series I Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/21/06* to 12/31/06    $1.000     $1.086        65
        From 1/1/07 to 12/31/07      $1.086     $1.157        55
        From 1/1/08 to 12/31/08      $1.157     $0.797        51
        AIM V.I. Mid Cap Core Equity Fund - Series I Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/10/02* to 12/31/02    $1.000     $0.934        103
        From 1/1/03 to 12/31/03      $0.934     $1.181        94
        From 1/1/04 to 12/31/04      $1.181     $1.016        164
        From 1/1/05 to 12/31/05      $1.016     $1.079        99
        From 1/1/06 to 12/31/06      $1.079     $1.184        72
        From 1/1/07 to 12/31/07      $1.184     $1.279        69
        From 1/1/08 to 12/31/08      $1.279     $0.901        32
        Alger American Capital Appreciation Portfolio - Class O Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 7/6/00* to 12/31/00     $1.000     $0.789        167
        From 1/1/01 to 12/31/01      $0.789     $0.654        614
        From 1/1/02 to 12/31/02      $0.654     $0.427        647
        From 1/1/03 to 12/31/03      $0.427     $0.567        585
        From 1/1/04 to 12/31/04      $0.567     $0.605        553
        From 1/1/05 to 12/31/05      $0.605     $0.683        602
        From 1/1/06 to 12/31/06      $0.683     $0.803        443
        From 1/1/07 to 12/31/07      $0.803     $1.057        383
        From 1/1/08 to 12/31/08      $1.057     $0.572        196
        DWS Equity 500 Index Fund VIP - Class A
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/18/02* to 12/31/02    $1.000     $0.815        49
        From 1/1/03 to 12/31/03      $0.815     $1.030        60
        From 1/1/04 to 12/31/04      $1.030     $1.123        81
        From 1/1/05 to 12/31/05      $1.123     $1.160        109
        From 1/1/06 to 12/31/06      $1.160     $1.322        238
        From 1/1/07 to 12/31/07      $1.322     $1.372        201
        From 1/1/08 to 12/31/08      $1.372     $0.851        130

*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Federated Fund for U.S. Government Securities II
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/1/99* to 12/31/99     $1.000     $1.008        33
        From 1/1/00 to 12/31/00      $1.008     $1.103        133
        From 1/1/01 to 12/31/01      $1.103     $1.165        671
        From 1/1/02 to 12/31/02      $1.165     $1.253       1,621
        From 1/1/03 to 12/31/03      $1.253     $1.265       1,156
        From 1/1/04 to 12/31/04      $1.265     $1.292       1,047
        From 1/1/05 to 12/31/05      $1.292     $1.300        933
        From 1/1/06 to 12/31/06      $1.300     $1.336        877
        From 1/1/07 to 12/31/07      $1.336     $1.400        569
        From 1/1/08 to 12/31/08      $1.400     $1.440        469
        Federated High Income Bond Fund II - Primary Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 8/6/99* to 12/31/99     $1.000     $1.006        98
        From 1/1/00 to 12/31/00      $1.006     $0.903        148
        From 1/1/01 to 12/31/01      $0.903     $0.903        279
        From 1/1/02 to 12/31/02      $0.903     $0.903        259
        From 1/1/03 to 12/31/03      $0.903     $1.088        205
        From 1/1/04 to 12/31/04      $1.088     $1.186        205
        From 1/1/05 to 12/31/05      $1.186     $1.201        771
        From 1/1/06 to 12/31/06      $1.201     $1.312        696
        From 1/1/07 to 12/31/07      $1.312     $1.338        507
        From 1/1/08 to 12/31/08      $1.338     $0.977        234
        Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 7/3/00* to 12/31/00     $1.000     $0.933        108
        From 1/1/01 to 12/31/01      $0.933     $0.806        553
        From 1/1/02 to 12/31/02      $0.806     $0.720        673
        From 1/1/03 to 12/31/03      $0.720     $0.911       1,027
        From 1/1/04 to 12/31/04      $0.911     $1.037       1,616
        From 1/1/05 to 12/31/05      $1.037     $1.195       3,321
        From 1/1/06 to 12/31/06      $1.195     $1.315       2,954
        From 1/1/07 to 12/31/07      $1.315     $1.524       2,156
        From 1/1/08 to 12/31/08      $1.524     $0.862       1,543
        Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/19/00* to 12/31/00    $1.000     $0.879        26
        From 1/1/01 to 12/31/01      $0.879     $0.742        64
        From 1/1/02 to 12/31/02      $0.742     $0.571        61
        From 1/1/03 to 12/31/03      $0.571     $0.731        57
        From 1/1/04 to 12/31/04      $0.731     $0.772        53
        From 1/1/05 to 12/31/05      $0.772     $0.828        72
        From 1/1/06 to 12/31/06      $0.828     $0.860        191
        From 1/1/07 to 12/31/07      $0.860     $1.044        193
        From 1/1/08 to 12/31/08      $1.044     $0.463        115

*Date subaccount began operations.

                                      Subaccount Subaccount     Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
               Subaccount             of Period  of Period   (Thousands)
        ------------------------------------------------------------------
        Fidelity(R) VIP Growth Portfolio - Service Class
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 7/6/00* to 12/31/00        $1.000     $0.850        227
        From 1/1/01 to 12/31/01         $0.850     $0.690        504
        From 1/1/02 to 12/31/02         $0.690     $0.475        618
        From 1/1/03 to 12/31/03         $0.475     $0.622        709
        From 1/1/04 to 12/31/04         $0.622     $0.634        843
        From 1/1/05 to 12/31/05         $0.634     $0.660        648
        From 1/1/06 to 12/31/06         $0.660     $0.695        351
        From 1/1/07 to 12/31/07         $0.695     $0.870        293
        From 1/1/08 to 12/31/08         $0.870     $0.453        285
        Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 1/26/07 to 12/31/07        $1.000     $1.032        54
        From 1/1/08 to 12/31/08         $1.032     $0.984        56
        Franklin Flex Cap Growth Securities Fund - Class 2
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 3/24/08 to 12/31/08*       $1.000     $0.727        34
        Franklin Income Securities Fund - Class 2
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 1/1/07 to 12/31/07         $1.032     $1.061        28
        From 1/1/08 to 12/31/08         $1.061     $0.736        34
        Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.979     $1.092        29
        From 1/1/06 to 12/31/06         $1.092     $1.250        39
        From 1/1/07 to 12/31/07         $1.250     $1.144        23
        From 1/1/08 to 12/31/08         $1.144     $0.717        20
        Lord Abbett Bond Debenture Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.978     $1.021       1,129
        From 1/1/06 to 12/31/06         $1.021     $1.101        984
        From 1/1/07 to 12/31/07         $1.101     $1.153        663
        From 1/1/08 to 12/31/08         $1.153     $0.937        358
        Lord Abbett Growth and Income Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.980     $1.048       1,543
        From 1/1/06 to 12/31/06         $1.048     $1.212       1,446
        From 1/1/07 to 12/31/07         $1.212     $1.236       1,035
        From 1/1/08 to 12/31/08         $1.236     $0.775        699
        Lord Abbett Mid Cap Value Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.957     $1.081        226
        From 1/1/06 to 12/31/06         $1.081     $1.197        139
        From 1/1/07 to 12/31/07         $1.197     $1.187        84
        From 1/1/08 to 12/31/08         $1.187     $0.710        63
        Mutual Shares Securities Fund - Class 2
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 1/1/99 to 12/31/99         $1.033     $1.074         9
        From 1/1/00 to 12/31/00         $1.074     $1.191        112
        From 1/1/01 to 12/31/01         $1.191     $1.258        235
        From 1/1/02 to 12/31/02         $1.258     $1.094        417
        From 1/1/03 to 12/31/03         $1.094     $1.350        394
        From 1/1/04 to 12/31/04         $1.350     $1.500        435
        From 1/1/05 to 12/31/05         $1.500     $1.635        481
        From 1/1/06 to 12/31/06         $1.635     $1.909        461
        From 1/1/07 to 12/31/07         $1.909     $1.948        339
        From 1/1/08 to 12/31/08         $1.948     $1.209        214

*Date subaccount began operations.

                                    Subaccount Subaccount     Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
                Subaccount          of Period  of Period   (Thousands)
        ----------------------------------------------------------------
        Neuberger Berman AMT Guardian Portfolio - S Class
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/07 to 12/31/07       $1.073     $1.104         46
        From 1/1/08 to 12/31/08       $1.104     $0.682         47
        Neuberger Berman AMT Small Cap Growth Portfolio - S Class
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/07 to 12/31/07       $1.078     $1.010         2
        From 1/1/08 to 12/31/08       $1.010     $0.603         6
        Oppenheimer Global Securities Fund/VA - Service Shares
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 10/20/06* to 12/31/06    $1.000     $1.059         3
        From 1/1/07 to 12/31/07       $1.059     $1.108         10
        From 1/1/08 to 12/31/08       $1.108     $0.652         7
        Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/07 to 12/31/07       $1.077     $1.008         8
        From 1/1/08 to 12/31/08       $1.008     $0.616         10
        Phoenix Capital Growth Series
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/99 to 12/31/99       $1.127     $1.442       19,890
        From 1/1/00 to 12/31/00       $1.442     $1.169       25,577
        From 1/1/01 to 12/31/01       $1.169     $0.754       25,137
        From 1/1/02 to 12/31/02       $0.754     $0.559       22,537
        From 1/1/03 to 12/31/03       $0.559     $0.698       20,981
        From 1/1/04 to 12/31/04       $0.698     $0.722       16,603
        From 1/1/05 to 12/31/05       $0.722     $0.739       8,255
        From 1/1/06 to 12/31/06       $0.739     $0.752       6,991
        From 1/1/07 to 12/31/07       $0.752     $0.822       5,366
        From 1/1/08 to 12/31/08       $0.822     $0.480       4,281
        Phoenix Dynamic Asset Allocation Series: Growth
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 10/20/06* to 12/31/06    $1.000     $1.044         2
        From 1/1/07 to 12/31/07       $1.044     $1.115         2
        From 1/1/08 to 12/31/08       $1.115     $0.746         3
        Phoenix Dynamic Asset Allocation Series: Moderate
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/07 to 12/31/07       $1.029     $1.095        152
        From 1/1/08 to 12/31/08       $1.095     $0.910        271
        Phoenix Growth and Income Series
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/99 to 12/31/99       $1.122     $1.295       3,531
        From 1/1/00 to 12/31/00       $1.295     $1.193       4,890
        From 1/1/01 to 12/31/01       $1.193     $1.081       4,982
        From 1/1/02 to 12/31/02       $1.081     $0.826       4,455
        From 1/1/03 to 12/31/03       $0.826     $1.038       4,112
        From 1/1/04 to 12/31/04       $1.038     $1.131       4,097
        From 1/1/05 to 12/31/05       $1.131     $1.169       2,896
        From 1/1/06 to 12/31/06       $1.169     $1.351       2,151
        From 1/1/07 to 12/31/07       $1.351     $1.421       1,516
        From 1/1/08 to 12/31/08       $1.421     $0.912       1,141

*Date subaccount began operations.

                                       Subaccount   Subaccount       Units
                                       Unit Value   Unit Value   Outstanding at
                                       Beginning       End       End of Period
               Subaccount              of Period    of Period     (Thousands)
        -------------------------------------------------------------------------
        Phoenix Mid-Cap Growth Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 1/1/99 to 12/31/99          $1.154       $1.658          483
        From 1/1/00 to 12/31/00          $1.658       $1.861         1,245
        From 1/1/01 to 12/31/01          $1.861       $1.371         1,648
        From 1/1/02 to 12/31/02          $1.371       $0.913         1,563
        From 1/1/03 to 12/31/03          $0.913       $1.160         1,358
        From 1/1/04 to 12/31/04          $1.160       $1.221         1,183
        From 1/1/05 to 12/31/05          $1.221       $1.254          914
        From 1/1/06 to 12/31/06          $1.254       $1.288         1,827
        From 1/1/07 to 12/31/07          $1.288       $1.547         1,447
        From 1/1/08 to 12/31/08          $1.547       $0.863         1,056
        Phoenix Money Market Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 1/1/99 to 12/31/99          $1.023       $1.058         2,200
        From 1/1/00 to 12/31/00          $1.058       $1.107         2,115
        From 1/1/01 to 12/31/01          $1.107       $1.175         3,357
        From 1/1/02 to 12/31/02          $1.175       $1.134         1,940
        From 1/1/03 to 12/31/03          $1.134       $1.126         1,361
        From 1/1/04 to 12/31/04          $1.126       $1.119          989
        From 1/1/05 to 12/31/05          $1.119       $1.132          815
        From 1/1/06 to 12/31/06          $1.132       $1.166          819
        From 1/1/07 to 12/31/07          $1.166       $1.206          543
        From 1/1/08 to 12/31/08          $1.206       $1.216          840
        Phoenix Multi-Sector Fixed Income Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 1/1/99 to 12/31/99          $0.932       $0.969         2,559
        From 1/1/00 to 12/31/00          $0.969       $1.018         3,183
        From 1/1/01 to 12/31/01          $1.018       $1.065         3,459
        From 1/1/02 to 12/31/02          $1.065       $1.156         3,179
        From 1/1/03 to 12/31/03          $1.156       $1.306         2,817
        From 1/1/04 to 12/31/04          $1.306       $1.376         3,010
        From 1/1/05 to 12/31/05          $1.376       $1.381         2,167
        From 1/1/06 to 12/31/06          $1.381       $1.456         1,735
        From 1/1/07 to 12/31/07          $1.456       $1.489         1,259
        From 1/1/08 to 12/31/08          $1.489       $1.205          795
        Phoenix Multi-Sector Short Term Bond Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 1/1/05* to 12/31/05         $1.043       $1.044          153
        From 1/1/06 to 12/31/06          $1.044       $1.088          137
        From 1/1/07 to 12/31/07          $1.088       $1.116          152
        From 1/1/08 to 12/31/08          $1.116       $0.976          69
        Phoenix Small-Cap Growth Series (formerly Phoenix-Alger Small-Cap Growth)
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 5/12/03* to 12/31/03        $1.000       $1.517          17
        From 1/1/04 to 12/31/04          $1.517       $1.528          25
        From 1/1/05 to 12/31/05          $1.528       $1.743          15
        From 1/1/06 to 12/31/06          $1.743       $2.054          149
        From 1/1/07 to 12/31/07          $2.054       $2.351          122
        From 1/1/08 to 12/31/08          $2.351       $1.277          109

*Date subaccount began operations.

                                  Subaccount Subaccount     Units
                                  Unit Value Unit Value Outstanding at
                                  Beginning     End     End of Period
               Subaccount         of Period  of Period   (Thousands)
         -------------------------------------------------------------
         Phoenix Strategic Allocation Series
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99    $1.124     $1.233       3,590
         From 1/1/00 to 12/31/00    $1.233     $1.224       4,828
         From 1/1/01 to 12/31/01    $1.224     $1.229       4,968
         From 1/1/02 to 12/31/02    $1.229     $1.072       6,035
         From 1/1/03 to 12/31/03    $1.072     $1.267       5,497
         From 1/1/04 to 12/31/04    $1.267     $1.343       4,858
         From 1/1/05 to 12/31/05    $1.343     $1.348       3,471
         From 1/1/06 to 12/31/06    $1.348     $1.499       2,533
         From 1/1/07 to 12/31/07    $1.499     $1.566       1,874
         From 1/1/08 to 12/31/08    $1.566     $1.152       1,451
         Phoenix-Aberdeen International Series
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99    $1.015     $1.297       2,753
         From 1/1/00 to 12/31/00    $1.015     $1.077       4,407
         From 1/1/01 to 12/31/01    $1.077     $0.807         5
         From 1/1/02 to 12/31/02    $0.807     $0.678       3,548
         From 1/1/03 to 12/31/03    $0.678     $0.881       3,802
         From 1/1/04 to 12/31/04    $0.881     $1.050       3,257
         From 1/1/05 to 12/31/05    $1.050     $1.228       2,400
         From 1/1/06 to 12/31/06    $1.228     $1.543       3,063
         From 1/1/07 to 12/31/07    $1.543     $1.749       2,166
         From 1/1/08 to 12/31/08    $1.749     $1.052       1,354
         Phoenix-Duff & Phelps Real Estate Securities Series
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99    $0.849     $0.877        117
         From 1/1/00 to 12/31/00    $0.877     $1.132        312
         From 1/1/01 to 12/31/01    $1.132     $1.190        344
         From 1/1/02 to 12/31/02    $1.190     $1.315        352
         From 1/1/03 to 12/31/03    $1.315     $1.794        431
         From 1/1/04 to 12/31/04    $1.794     $2.383        602
         From 1/1/05 to 12/31/05    $2.383     $2.705        875
         From 1/1/06 to 12/31/06    $2.705     $3.657        582
         From 1/1/07 to 12/31/07    $3.657     $3.040        411
         From 1/1/08 to 12/31/08    $3.040     $1.892        276
         Phoenix-Sanford Bernstein Mid-Cap Value Series
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99    $0.885     $0.783        279
         From 1/1/00 to 12/31/00    $0.783     $0.903        382
         From 1/1/01 to 12/31/01    $0.903     $1.095        725
         From 1/1/02 to 12/31/02    $1.095     $0.988        854
         From 1/1/03 to 12/31/03    $0.988     $1.374        779
         From 1/1/04 to 12/31/04    $1.374     $1.631        954
         From 1/1/05 to 12/31/05    $1.631     $1.733       1,338
         From 1/1/06 to 12/31/06    $1.733     $1.964       1,125
         From 1/1/07 to 12/31/07    $1.964     $1.976        796
         From 1/1/08 to 12/31/08    $1.976     $1.258        592

*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Phoenix-Sanford Bernstein Small-Cap Value Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/01* to 12/31/01    $1.000     $1.068        218
         From 1/1/02 to 12/31/02     $1.068     $0.963        327
         From 1/1/03 to 12/31/03     $0.963     $1.366        310
         From 1/1/04 to 12/31/04     $1.366     $1.653        440
         From 1/1/05 to 12/31/05     $1.653     $1.752        836
         From 1/1/06 to 12/31/06     $1.752     $2.018        686
         From 1/1/07 to 12/31/07     $2.018     $1.948        498
         From 1/1/08 to 12/31/08     $1.948     $1.193        341
         Phoenix-Van Kampen Comstock Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/99 to 12/31/99     $1.089     $1.335        292
         From 1/1/00 to 12/31/00     $1.335     $1.741        747
         From 1/1/01 to 12/31/01     $1.741     $1.409       1,082
         From 1/1/02 to 12/31/02     $1.409     $1.085       1,168
         From 1/1/03 to 12/31/03     $1.085     $1.325        979
         From 1/1/04 to 12/31/04     $1.325     $1.476       1,093
         From 1/1/05 to 12/31/05     $1.476     $1.534        878
         From 1/1/06 to 12/31/06     $1.534     $1.830        710
         From 1/1/07 to 12/31/07     $1.830     $1.764        566
         From 1/1/08 to 12/31/08     $1.764     $1.118        361
         Phoenix-Van Kampen Equity 500 Index Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/99 to 12/31/99     $1.108     $1.299       2,055
         From 1/1/00 to 12/31/00     $1.299     $1.134       2,609
         From 1/1/01 to 12/31/01     $1.134     $0.986       2,593
         From 1/1/02 to 12/31/02     $0.986     $0.742       2,212
         From 1/1/03 to 12/31/03     $0.742     $0.924       1,951
         From 1/1/04 to 12/31/04     $0.924     $1.000       1,898
         From 1/1/05 to 12/31/05     $1.000     $1.023       1,592
         From 1/1/06 to 12/31/06     $1.023     $1.153       1,759
         From 1/1/07 to 12/31/07     $1.153     $1.192       1,318
         From 1/1/08 to 12/31/08     $1.192     $0.737       1,080
         PIMCO CommodityRealReturnTM Strategy Portfolio - Advisor Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07     $0.986     $1.212         6
         From 1/1/08 to 12/31/08     $1.212     $0.671         6
         PIMCO Real Return Portfolio - Advisor Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/08 to 12/31/08     $1.091     $0.999         4
         PIMCO Total Return Portfolio - Advisor Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07     $1.015     $1.084        28
         From 1/1/08 to 12/31/08     $1.084     $1.119        165
         Sentinel Variable Products Bond Fund
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/7/07 to 12/31/07     $1.000     $1.020         7
         From 1/1/08 to 12/31/08     $1.020     $1.040        11
         Sentinel Variable Products Common Stock Fund
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/7/07 to 12/31/07     $1.000     $1.022         4
         From 1/1/08 to 12/31/08     $1.022     $0.675        12
         Sentinel Variable Products Mid Cap Growth Fund
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/08 to 12/31/08     $1.077     $0.573        81

*Date subaccount began operations.

                                  Subaccount Subaccount     Units
                                  Unit Value Unit Value Outstanding at
                                  Beginning     End     End of Period
               Subaccount         of Period  of Period   (Thousands)
         -------------------------------------------------------------
         Sentinel Variable Products Small Company Fund
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 9/7/07 to 12/31/07    $1.000     $1.005         1
         From 1/1/08 to 12/31/08    $1.005     $0.671        19
         Templeton Developing Markets Securities Fund - Class 2
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99    $1.182     $1.788        134
         From 1/1/00 to 12/31/00    $1.788     $1.198        185
         From 1/1/01 to 12/31/01    $1.198     $1.086        138
         From 1/1/02 to 12/31/02    $1.086     $1.069        96
         From 1/1/03 to 12/31/03    $1.069     $1.614        88
         From 1/1/04 to 12/31/04    $1.614     $1.985        85
         From 1/1/05 to 12/31/05    $1.985     $2.494        85
         From 1/1/06 to 12/31/06    $2.494     $3.151        71
         From 1/1/07 to 12/31/07    $3.151     $4.003        93
         From 1/1/08 to 12/31/08    $4.003     $1.867        30
         Templeton Foreign Securities Fund - Class 2
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99    $0.935     $1.137        321
         From 1/1/00 to 12/31/00    $1.137     $1.095        659
         From 1/1/01 to 12/31/01    $1.095     $0.907        748
         From 1/1/02 to 12/31/02    $0.907     $0.729        704
         From 1/1/03 to 12/31/03    $0.729     $0.950        638
         From 1/1/04 to 12/31/04    $0.950     $1.111        682
         From 1/1/05 to 12/31/05    $1.111     $1.207        661
         From 1/1/06 to 12/31/06    $1.207     $1.445        398
         From 1/1/07 to 12/31/07    $1.445     $1.646        310
         From 1/1/08 to 12/31/08    $1.646     $0.968        242
         Templeton Global Asset Allocation Fund - Class 2
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99    $1.002     $1.211        103
         From 1/1/00 to 12/31/00    $1.211     $1.195        175
         From 1/1/01 to 12/31/01    $1.195     $1.062        200
         From 1/1/02 to 12/31/02    $1.062     $1.001        161
         From 1/1/03 to 12/31/03    $1.001     $1.303        148
         From 1/1/04 to 12/31/04    $1.303     $1.487        144
         From 1/1/05 to 12/31/05    $1.487     $1.519        80
         From 1/1/06 to 12/31/06    $1.519     $1.814        77
         From 1/1/07 to 12/31/07    $1.814     $1.968        70
         From 1/1/08 to 12/31/08    $1.968     $1.454        50
         Templeton Growth Securities Fund - Class 2
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99    $0.899     $1.142        125
         From 1/1/00 to 12/31/00    $1.142     $1.207        197
         From 1/1/01 to 12/31/01    $1.207     $1.175        258
         From 1/1/02 to 12/31/02    $1.175     $0.945        272
         From 1/1/03 to 12/31/03    $0.945     $1.231        287
         From 1/1/04 to 12/31/04    $1.231     $1.409        335
         From 1/1/05 to 12/31/05    $1.409     $1.512        368
         From 1/1/06 to 12/31/06    $1.512     $1.817        306
         From 1/1/07 to 12/31/07    $1.817     $1.834        263
         From 1/1/08 to 12/31/08    $1.834     $1.043        195

*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Wanger International
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/99 to 12/31/99      $1.065     $2.380       1,214
        From 1/1/00 to 12/31/00      $2.380     $1.691       1,910
        From 1/1/01 to 12/31/01      $1.691     $1.315       1,881
        From 1/1/02 to 12/31/02      $1.315     $1.117       1,550
        From 1/1/03 to 12/31/03      $1.117     $1.641       1,446
        From 1/1/04 to 12/31/04      $1.641     $2.108       1,311
        From 1/1/05 to 12/31/05      $2.108     $2.526       1,200
        From 1/1/06 to 12/31/06      $2.526     $3.418        908
        From 1/1/07 to 12/31/07      $3.418     $3.921        712
        From 1/1/08 to 12/31/08      $3.921     $2.103        544
        Wanger International Select
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/17/99* to 12/31/99    $1.000     $1.840        210
        From 1/1/00 to 12/31/00      $1.840     $1.786        445
        From 1/1/01 to 12/31/01      $1.786     $1.293        487
        From 1/1/02 to 12/31/02      $1.293     $1.080        385
        From 1/1/03 to 12/31/03      $1.080     $1.504        368
        From 1/1/04 to 12/31/04      $1.504     $1.845        325
        From 1/1/05 to 12/31/05      $1.845     $2.118        292
        From 1/1/06 to 12/31/06      $2.118     $2.842        198
        From 1/1/07 to 12/31/07      $2.842     $3.413        176
        From 1/1/08 to 12/31/08      $3.413     $1.873        68
        Wanger Select
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/00 to 12/31/00      $1.384     $1.494        466
        From 1/1/01 to 12/31/01      $1.494     $1.608        475
        From 1/1/02 to 12/31/02      $1.608     $1.465        328
        From 1/1/03 to 12/31/03      $1.465     $1.889        295
        From 1/1/04 to 12/31/04      $1.889     $2.222        270
        From 1/1/05 to 12/31/05      $2.222     $2.422        234
        From 1/1/06 to 12/31/06      $2.422     $2.859        85
        From 1/1/07 to 12/31/07      $2.859     $3.085        63
        From 1/1/08 to 12/31/08      $3.085     $1.550        31
        Wanger USA
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/99 to 12/31/99      $0.931     $1.149       4,017
        From 1/1/00 to 12/31/00      $1.149     $1.040       6,644
        From 1/1/01 to 12/31/01      $1.040     $1.143       6,514
        From 1/1/02 to 12/31/02      $1.143     $0.938       5,440
        From 1/1/03 to 12/31/03      $0.938     $1.325       4,856
        From 1/1/04 to 12/31/04      $1.325     $1.546       4,437
        From 1/1/05 to 12/31/05      $1.546     $1.696       4,006
        From 1/1/06 to 12/31/06      $1.696     $1.805       2,677
        From 1/1/07 to 12/31/07      $1.805     $1.876       1,955
        From 1/1/08 to 12/31/08      $1.876     $1.116       1,364

*Date subaccount began operations.

Big Edge Contracts

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        AIM V.I. Capital Appreciation Fund - Series I Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 8/2/01* to 12/31/01     $1.000     $0.927         3
        From 1/1/02 to 12/31/02      $0.927     $0.694        20
        From 1/1/03 to 12/31/03      $0.694     $0.890        62
        From 1/1/04 to 12/31/04      $0.890     $0.939        137
        From 1/1/05 to 12/31/05      $0.939     $1.012        115
        From 1/1/06 to 12/31/06      $1.012     $1.065        95
        From 1/1/07 to 12/31/07      $1.065     $1.181        35
        From 1/1/08 to 12/31/08      $1.181     $0.672        56
        AIM V.I. Core Equity Fund - Series I Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/21/06* to 12/31/06    $1.000     $1.088        12
        From 1/1/07 to 12/31/07      $1.088     $1.165        12
        From 1/1/08 to 12/31/08      $1.165     $0.806        12
        AIM V.I. Mid Cap Core Equity Fund - Series I Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/30/02* to 12/31/02    $1.000     $0.938        60
        From 1/1/03 to 12/31/03      $0.938     $1.191        60
        From 1/1/04 to 12/31/04      $1.191     $1.017        65
        From 1/1/05 to 12/31/05      $1.017     $1.083        91
        From 1/1/06 to 12/31/06      $1.083     $1.193        44
        From 1/1/07 to 12/31/07      $1.193     $1.294        40
        From 1/1/08 to 12/31/08      $1.294     $0.916        30
        Alger American Capital Appreciation Portfolio - Class O Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/20/00* to 12/31/00    $1.000     $0.742        267
        From 1/1/01 to 12/31/01      $0.742     $0.618        319
        From 1/1/02 to 12/31/02      $0.618     $0.404        343
        From 1/1/03 to 12/31/03      $0.404     $0.539        542
        From 1/1/04 to 12/31/04      $0.539     $0.578        185
        From 1/1/05 to 12/31/05      $0.578     $0.654        165
        From 1/1/06 to 12/31/06      $0.654     $0.773        122
        From 1/1/07 to 12/31/07      $0.773     $1.021        111
        From 1/1/08 to 12/31/08      $1.021     $0.555        94
        DWS Equity 500 Index Fund VIP - Class A
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/11/02* to 12/31/02    $1.000     $0.819        299
        From 1/1/03 to 12/31/03      $0.819     $1.039        630
        From 1/1/04 to 12/31/04      $1.039     $1.137        332
        From 1/1/05 to 12/31/05      $1.137     $1.178        329
        From 1/1/06 to 12/31/06      $1.178     $1.348        89
        From 1/1/07 to 12/31/07      $1.348     $1.405        630
        From 1/1/08 to 12/31/08      $1.405     $0.874        210

*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Federated Fund for U.S. Government Securities II
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/8/00 to 12/31/00     $1.000     $1.102        47
         From 1/1/01 to 12/31/01     $1.102     $1.168        243
         From 1/1/02 to 12/31/02     $1.168     $1.261        762
         From 1/1/03 to 12/31/03     $1.261     $1.278        409
         From 1/1/04 to 12/31/04     $1.278     $1.311        318
         From 1/1/05 to 12/31/05     $1.311     $1.324        281
         From 1/1/06 to 12/31/06     $1.324     $1.365        258
         From 1/1/07 to 12/31/07     $1.365     $1.436        237
         From 1/1/08 to 12/31/08     $1.436     $1.482        188
         Federated High Income Bond Fund II - Primary Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 3/31/00 to 12/31/00    $1.000     $0.936        451
         From 1/1/01 to 12/31/01     $0.936     $0.939        608
         From 1/1/02 to 12/31/02     $0.939     $0.943        557
         From 1/1/03 to 12/31/03     $0.943     $1.141        611
         From 1/1/04 to 12/31/04     $1.141     $1.248        196
         From 1/1/05 to 12/31/05     $1.248     $1.268        217
         From 1/1/06 to 12/31/06     $1.268     $1.391        229
         From 1/1/07 to 12/31/07     $1.391     $1.424        227
         From 1/1/08 to 12/31/08     $1.424     $1.044        195
         Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/7/00* to 12/31/00    $1.000     $0.936        141
         From 1/1/01 to 12/31/01     $0.936     $0.812        144
         From 1/1/02 to 12/31/02     $0.812     $0.728        391
         From 1/1/03 to 12/31/03     $0.728     $0.925        488
         From 1/1/04 to 12/31/04     $0.925     $1.056        494
         From 1/1/05 to 12/31/05     $1.056     $1.222        651
         From 1/1/06 to 12/31/06     $1.222     $1.350        854
         From 1/1/07 to 12/31/07     $1.350     $1.570        801
         From 1/1/08 to 12/31/08     $1.570     $0.892        572
         Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/7/00* to 12/31/00    $1.000     $0.857        55
         From 1/1/01 to 12/31/01     $0.857     $0.726        62
         From 1/1/02 to 12/31/02     $0.726     $0.561        90
         From 1/1/03 to 12/31/03     $0.561     $0.720        89
         From 1/1/04 to 12/31/04     $0.720     $0.764        81
         From 1/1/05 to 12/31/05     $0.764     $0.823        77
         From 1/1/06 to 12/31/06     $0.823     $0.858        74
         From 1/1/07 to 12/31/07     $0.858     $1.045        65
         From 1/1/08 to 12/31/08     $1.045     $0.465        24
         Fidelity(R) VIP Growth Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/7/00* to 12/31/00    $1.000     $0.843        216
         From 1/1/01 to 12/31/01     $0.843     $0.687        307
         From 1/1/02 to 12/31/02     $0.687     $0.475        304
         From 1/1/03 to 12/31/03     $0.475     $0.624        237
         From 1/1/04 to 12/31/04     $0.624     $0.638        253
         From 1/1/05 to 12/31/05     $0.638     $0.667        282
         From 1/1/06 to 12/31/06     $0.667     $0.705        233
         From 1/1/07 to 12/31/07     $0.705     $0.886        212
         From 1/1/08 to 12/31/08     $0.886     $0.463        138

*Date subaccount began operations.

                                      Subaccount Subaccount     Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
               Subaccount             of Period  of Period   (Thousands)
        ------------------------------------------------------------------
        Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 1/26/07 to 12/31/07        $1.000     $1.036         5
        From 1/1/08 to 12/31/08         $1.036     $0.991         5
        Franklin Income Securities Fund - Class 2
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 1/1/07 to 12/31/07         $1.038     $1.066        190
        From 1/1/08 to 12/31/08         $1.066     $0.742        98
        Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.979     $1.095        17
        From 1/1/06 to 12/31/06         $1.095     $1.258        14
        From 1/1/07 to 12/31/07         $1.258     $1.156        13
        From 1/1/08 to 12/31/08         $1.156     $0.727         1
        Lord Abbett Bond Debenture Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.978     $1.024        54
        From 1/1/06 to 12/31/06         $1.024     $1.108        62
        From 1/1/07 to 12/31/07         $1.108     $1.165        50
        From 1/1/08 to 12/31/08         $1.165     $0.951        65
        Lord Abbett Growth and Income Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.980     $1.051        175
        From 1/1/06 to 12/31/06         $1.051     $1.220        146
        From 1/1/07 to 12/31/07         $1.220     $1.249        107
        From 1/1/08 to 12/31/08         $1.249     $0.786        66
        Lord Abbett Mid Cap Value Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.957     $1.084        110
        From 1/1/06 to 12/31/06         $1.084     $1.205        129
        From 1/1/07 to 12/31/07         $1.205     $1.200        97
        From 1/1/08 to 12/31/08         $1.200     $0.720        60
        Mutual Shares Securities Fund - Class 2
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 1/26/01* to 12/31/01       $1.000     $1.018        175
        From 1/1/02 to 12/31/02         $1.018     $0.888        404
        From 1/1/03 to 12/31/03         $0.888     $1.101        406
        From 1/1/04 to 12/31/04         $1.101     $1.227        377
        From 1/1/05 to 12/31/05         $1.227     $1.343        417
        From 1/1/06 to 12/31/06         $1.343     $1.574        630
        From 1/1/07 to 12/31/07         $1.574     $1.613        583
        From 1/1/08 to 12/31/08         $1.613     $1.004        429
        Neuberger Berman AMT Guardian Portfolio - S Class
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 1/1/07 to 12/31/07         $1.116     $1.109         1
        From 1/1/08 to 12/31/08         $1.109     $0.688         7
        Oppenheimer Global Securities Fund/VA - Service Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 1/1/07 to 12/31/07         $1.128     $1.113        35
        From 1/1/08 to 12/31/08         $1.113     $0.657        10
        Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 1/1/07 to 12/31/07         $1.087     $1.012         7
        From 1/1/08 to 12/31/08         $1.012     $0.621        11

*Date subaccount began operations.

                                  Subaccount Subaccount     Units
                                  Unit Value Unit Value Outstanding at
                                  Beginning     End     End of Period
               Subaccount         of Period  of Period   (Thousands)
         -------------------------------------------------------------
         Phoenix Capital Growth Series
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99   $14.232    $18.273       4,718
         From 1/1/00 to 12/31/00   $18.273    $14.874       3,895
         From 1/1/01 to 12/31/01   $14.874    $9.632        3,055
         From 1/1/02 to 12/31/02   $9.632     $7.170        2,154
         From 1/1/03 to 12/31/03   $7.170     $8.979        1,956
         From 1/1/04 to 12/31/04   $8.979     $9.331        1,689
         From 1/1/05 to 12/31/05   $9.331     $9.581        1,344
         From 1/1/06 to 12/31/06   $9.581     $9.790        1,111
         From 1/1/07 to 12/31/07   $9.790     $10.734        917
         From 1/1/08 to 12/31/08   $10.734    $6.293         815
         Phoenix Dynamic Asset Allocation Series: Moderate
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/08 to 12/31/08   $1.100     $0.917         119
         Phoenix Growth and Income Series
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99   $1.195     $1.384        1,146
         From 1/1/00 to 12/31/00   $1.384     $1.280         780
         From 1/1/01 to 12/31/01   $1.280     $1.163         735
         From 1/1/02 to 12/31/02   $1.163     $0.892         456
         From 1/1/03 to 12/31/03   $0.892     $1.126         543
         From 1/1/04 to 12/31/04   $1.126     $1.232         897
         From 1/1/05 to 12/31/05   $1.232     $1.278         657
         From 1/1/06 to 12/31/06   $1.278     $1.483         516
         From 1/1/07 to 12/31/07   $1.483     $1.508         194
         From 1/1/08 to 12/31/08   $1.508     $1.008         153
         Phoenix Mid-Cap Growth Series
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99   $1.088     $1.568         199
         From 1/1/00 to 12/31/00   $1.568     $1.766         998
         From 1/1/01 to 12/31/01   $1.766     $1.306         803
         From 1/1/02 to 12/31/02   $1.306     $0.873         684
         From 1/1/03 to 12/31/03   $0.873     $1.113         346
         From 1/1/04 to 12/31/04   $1.113     $1.176         189
         From 1/1/05 to 12/31/05   $1.176     $1.213         112
         From 1/1/06 to 12/31/06   $1.213     $1.251         234
         From 1/1/07 to 12/31/07   $1.251     $2.808          1
         From 1/1/08 to 12/31/08   $2.808     $0.844         154
         Phoenix Money Market Series
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99   $2.304     $2.391        3,253
         From 1/1/00 to 12/31/00   $2.391     $2.510        1,638
         From 1/1/01 to 12/31/01   $2.510     $2.580        2,017
         From 1/1/02 to 12/31/02   $2.580     $2.591        1,949
         From 1/1/03 to 12/31/03   $2.591     $2.582         845
         From 1/1/04 to 12/31/04   $2.582     $2.577         625
         From 1/1/05 to 12/31/05   $2.577     $2.617         471
         From 1/1/06 to 12/31/06   $2.617     $2.705         369
         From 1/1/07 to 12/31/07   $2.705     $2.808         454
         From 1/1/08 to 12/31/08   $2.808     $2.843         599

*Date subaccount began operations.

                                       Subaccount   Subaccount       Units
                                       Unit Value   Unit Value   Outstanding at
                                       Beginning       End       End of Period
                Subaccount             of Period    of Period     (Thousands)
        -------------------------------------------------------------------------
        Phoenix Multi-Sector Fixed Income Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 1/1/99 to 12/31/99          $3.925       $4.098         1,723
        From 1/1/00 to 12/31/00          $4.098       $4.321         1,542
        From 1/1/01 to 12/31/01          $4.321       $4.538         1,284
        From 1/1/02 to 12/31/02          $4.538       $4.941         1,168
        From 1/1/03 to 12/31/03          $4.941       $5.605          913
        From 1/1/04 to 12/31/04          $5.605       $5.928          677
        From 1/1/05 to 12/31/05          $5.928       $5.974          560
        From 1/1/06 to 12/31/06          $5.974       $6.319          487
        From 1/1/07 to 12/31/07          $6.319       $6.488          423
        From 1/1/08 to 12/31/08          $6.488       $5.271          341
        Phoenix Multi-Sector Short Term Bond Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 1/1/04 to 12/31/04          $1.000       $1.046           79
        From 1/1/05 to 12/31/05          $1.046       $1.050          113
        From 1/1/06 to 12/31/06          $1.050       $1.099          111
        From 1/1/07 to 12/31/07          $1.099       $1.131           64
        From 1/1/08 to 12/31/08          $1.131       $0.993          104
        Phoenix Small-Cap Growth Series (formerly Phoenix-Alger Small-Cap Growth)
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 10/29/03* to 12/31/03       $1.000       $1.525           20
        From 1/1/04 to 12/31/04          $1.525       $1.542           9
        From 1/1/05 to 12/31/05          $1.542       $1.766           8
        From 1/1/06 to 12/31/06          $1.766       $2.088           91
        From 1/1/07 to 12/31/07          $2.088       $2.400           70
        From 1/1/08 to 12/31/08          $2.400       $1.308           59
        Phoenix Strategic Allocation Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 1/1/99 to 12/31/99          $5.435       $5.987         10,148
        From 1/1/00 to 12/31/00          $5.987       $5.963         8,681
        From 1/1/01 to 12/31/01          $5.963       $6.013         7,478
        From 1/1/02 to 12/31/02          $6.013       $5.263         6,730
        From 1/1/03 to 12/31/03          $5.263       $6.246         5,950
        From 1/1/04 to 12/31/04          $6.246       $6.645         4,931
        From 1/1/05 to 12/31/05          $6.645       $6.696         4,384
        From 1/1/06 to 12/31/06          $6.696       $7.471         3,550
        From 1/1/07 to 12/31/07          $7.471       $7.838         2,766
        From 1/1/08 to 12/31/08          $7.838       $5.785         2,336
        Phoenix-Aberdeen International Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 1/1/99 to 12/31/99          $2.271       $2.911         2,159
        From 1/1/00 to 12/31/00          $2.911       $2.427         1,732
        From 1/1/01 to 12/31/01          $2.427       $1.825         1,303
        From 1/1/02 to 12/31/02          $1.825       $1.539         1,059
        From 1/1/03 to 12/31/03          $1.539       $2.009          738
        From 1/1/04 to 12/31/04          $2.009       $2.402          672
        From 1/1/05 to 12/31/05          $2.402       $2.820          648
        From 1/1/06 to 12/31/06          $2.820       $3.556          662
        From 1/1/07 to 12/31/07          $3.556       $4.047          541
        From 1/1/08 to 12/31/08          $4.047       $2.444          495

*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Phoenix-Duff & Phelps Real Estate Securities Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/99 to 12/31/99      $1.436     $1.489        128
        From 1/1/00 to 12/31/00      $1.489     $1.929        221
        From 1/1/01 to 12/31/01      $1.929     $2.036        98
        From 1/1/02 to 12/31/02      $2.036     $2.259        282
        From 1/1/03 to 12/31/03      $2.259     $3.092        242
        From 1/1/04 to 12/31/04      $3.092     $4.123        210
        From 1/1/05 to 12/31/05      $4.123     $4.698        204
        From 1/1/06 to 12/31/06      $4.698     $6.375        194
        From 1/1/07 to 12/31/07      $6.375     $5.320        134
        From 1/1/08 to 12/31/08      $5.320     $3.324        64
        Phoenix-Sanford Bernstein Mid-Cap Value Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/99 to 12/31/99      $0.858     $0.763        56
        From 1/1/00 to 12/31/00      $0.763     $0.883        117
        From 1/1/01 to 12/31/01      $0.883     $1.075        392
        From 1/1/02 to 12/31/02      $1.075     $0.973        900
        From 1/1/03 to 12/31/03      $0.973     $1.358        700
        From 1/1/04 to 12/31/04      $1.358     $1.619        581
        From 1/1/05 to 12/31/05      $1.619     $1.726        593
        From 1/1/06 to 12/31/06      $1.726     $1.964        565
        From 1/1/07 to 12/31/07      $1.964     $1.983        414
        From 1/1/08 to 12/31/08      $1.983     $1.267        219
        Phoenix-Sanford Bernstein Small-Cap Value Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/20/01* to 12/31/01    $1.000     $1.085        143
        From 1/1/02 to 12/31/02      $1.085     $0.982        510
        From 1/1/03 to 12/31/03      $0.982     $1.399        416
        From 1/1/04 to 12/31/04      $1.399     $1.699        276
        From 1/1/05 to 12/31/05      $1.699     $1.807        282
        From 1/1/06 to 12/31/06      $1.807     $2.089        200
        From 1/1/07 to 12/31/07      $2.089     $2.024        178
        From 1/1/08 to 12/31/08      $2.024     $1.244        117
        Phoenix-Van Kampen Comstock Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/99 to 12/31/99      $1.040     $1.280        58
        From 1/1/00 to 12/31/00      $1.280     $1.675        298
        From 1/1/01 to 12/31/01      $1.675     $1.361        460
        From 1/1/02 to 12/31/02      $1.361     $1.052        505
        From 1/1/03 to 12/31/03      $1.052     $1.290        274
        From 1/1/04 to 12/31/04      $1.290     $1.442        399
        From 1/1/05 to 12/31/05      $1.442     $1.505        313
        From 1/1/06 to 12/31/06      $1.505     $1.801        286
        From 1/1/07 to 12/31/07      $1.801     $1.743        300
        From 1/1/08 to 12/31/08      $1.743     $1.109        186

*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Phoenix-Van Kampen Equity 500 Index Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/99 to 12/31/99      $1.330     $1.565       1,082
        From 1/1/00 to 12/31/00      $1.565     $1.371       1,105
        From 1/1/01 to 12/31/01      $1.371     $1.196       1,047
        From 1/1/02 to 12/31/02      $1.196     $0.904        735
        From 1/1/03 to 12/31/03      $0.904     $1.129        535
        From 1/1/04 to 12/31/04      $1.129     $1.228        249
        From 1/1/05 to 12/31/05      $1.228     $1.260        201
        From 1/1/06 to 12/31/06      $1.260     $1.425        626
        From 1/1/07 to 12/31/07      $1.425     $1.480        155
        From 1/1/08 to 12/31/08      $1.480     $0.918        63
        PIMCO CommodityRealReturnTM Strategy Portfolio - Advisor Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.097     $1.218         2
        From 1/1/08 to 12/31/08      $1.218     $0.677        23
        PIMCO Real Return Portfolio - Advisor Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $0.986     $1.096        44
        From 1/1/08 to 12/31/08      $1.096     $1.007        51
        PIMCO Total Return Portfolio - Advisor Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.015     $1.089        136
        From 1/1/08 to 12/31/08      $1.089     $1.128        131
        Rydex Variable Trust Sector Rotation Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/3/03* to 12/31/03     $1.000     $1.155        26
        From 1/1/04 to 12/31/04      $1.155     $1.265        40
        From 1/1/05 to 12/31/05      $1.265     $1.425        43
        From 1/1/06 to 12/31/06      $1.425     $1.571        32
        From 1/1/07 to 12/31/07      $1.571     $1.909        26
        From 1/1/08 to 12/31/08      $1.909     $1.120        26
        Sentinel Variable Products Balanced Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/08 to 12/31/08      $1.018     $0.766        16
        Sentinel Variable Products Bond Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/08 to 12/31/08      $1.021     $1.045        44
        Sentinel Variable Products Common Stock Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/7/07 to 12/31/07      $1.000     $1.024        25
        From 1/1/08 to 12/31/08      $1.024     $0.679        49
        Sentinel Variable Products Mid Cap Growth Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/08 to 12/31/08      $1.078     $0.576         5
        Sentinel Variable Products Small Company Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/7/07 to 12/31/07      $1.000     $1.006        13
        From 1/1/08 to 12/31/08      $1.006     $0.674        21
        Summit S&P MidCap 400 Index Portfolio - Class I Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/24/08 to 12/31/08*    $1.000     $0.699        29

*Date subaccount began operations.

                                  Subaccount Subaccount     Units
                                  Unit Value Unit Value Outstanding at
                                  Beginning     End     End of Period
               Subaccount         of Period  of Period   (Thousands)
         -------------------------------------------------------------
         Templeton Developing Markets Securities Fund - Class 2
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99    $0.528     $0.802        721
         From 1/1/00 to 12/31/00    $0.802     $0.539        587
         From 1/1/01 to 12/31/01    $0.539     $0.491        539
         From 1/1/02 to 12/31/02    $0.491     $0.485        527
         From 1/1/03 to 12/31/03    $0.485     $0.735        515
         From 1/1/04 to 12/31/04    $0.735     $0.908        515
         From 1/1/05 to 12/31/05    $0.908     $1.145        515
         From 1/1/06 to 12/31/06    $1.145     $1.452        17
         From 1/1/07 to 12/31/07    $1.452     $1.851        34
         From 1/1/08 to 12/31/08    $1.851     $0.867        57
         Templeton Foreign Securities Fund - Class 2
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99    $1.052     $1.283        201
         From 1/1/00 to 12/31/00    $1.283     $1.241        196
         From 1/1/01 to 12/31/01    $1.241     $1.032        155
         From 1/1/02 to 12/31/02    $1.032     $0.832        171
         From 1/1/03 to 12/31/03    $0.832     $1.089        93
         From 1/1/04 to 12/31/04    $1.089     $1.277        83
         From 1/1/05 to 12/31/05    $1.277     $1.393        67
         From 1/1/06 to 12/31/06    $1.393     $1.675        39
         From 1/1/07 to 12/31/07    $1.675     $1.915        53
         From 1/1/08 to 12/31/08    $1.915     $1.130        33
         Templeton Global Asset Allocation Fund - Class 2
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99    $1.085     $1.316        128
         From 1/1/00 to 12/31/00    $1.316     $1.304        69
         From 1/1/01 to 12/31/01    $1.304     $1.162        17
         From 1/1/02 to 12/31/02    $1.162     $1.100         6
         From 1/1/03 to 12/31/03    $1.100     $1.438         6
         From 1/1/04 to 12/31/04    $1.438     $1.647         6
         From 1/1/05 to 12/31/05    $1.647     $1.688         6
         From 1/1/06 to 12/31/06    $1.688     $2.024         5
         From 1/1/07 to 12/31/07    $2.024     $2.204         5
         From 1/1/08 to 12/31/08    $2.204     $1.635         5
         Templeton Growth Securities Fund - Class 2
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/99 to 12/31/99    $1.063     $1.356        48
         From 1/1/00 to 12/31/00    $1.356     $1.439        125
         From 1/1/01 to 12/31/01    $1.439     $1.406        144
         From 1/1/02 to 12/31/02    $1.406     $1.134        170
         From 1/1/03 to 12/31/03    $1.134     $1.484        160
         From 1/1/04 to 12/31/04    $1.484     $1.705        167
         From 1/1/05 to 12/31/05    $1.705     $1.837        174
         From 1/1/06 to 12/31/06    $1.837     $2.216        132
         From 1/1/07 to 12/31/07    $2.216     $2.245        193
         From 1/1/08 to 12/31/08    $2.245     $1.282        111
         Van Kampen UIF Equity and Income Portfolio - Class II
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 1/1/07 to 12/31/07    $1.094     $1.057        27
         From 1/1/08 to 12/31/08    $1.057     $0.809        27

*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Wanger International
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/99 to 12/31/99      $1.821     $4.083       1,216
        From 1/1/00 to 12/31/00      $4.083     $2.912       1,183
        From 1/1/01 to 12/31/01      $2.912     $2.273        983
        From 1/1/02 to 12/31/02      $2.273     $1.939        865
        From 1/1/03 to 12/31/03      $1.939     $2.858        656
        From 1/1/04 to 12/31/04      $2.858     $3.685        571
        From 1/1/05 to 12/31/05      $3.685     $4.434        564
        From 1/1/06 to 12/31/06      $4.434     $6.021        262
        From 1/1/07 to 12/31/07      $6.021     $6.933        227
        From 1/1/08 to 12/31/08      $6.933     $3.734        150
        Wanger International Select
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/20/00* to 12/31/00    $1.000     $0.996        204
        From 1/1/01 to 12/31/01      $0.996     $0.724        170
        From 1/1/02 to 12/31/02      $0.724     $0.607        52
        From 1/1/03 to 12/31/03      $0.607     $0.849        81
        From 1/1/04 to 12/31/04      $0.849     $1.045        164
        From 1/1/05 to 12/31/05      $1.045     $1.204        172
        From 1/1/06 to 12/31/06      $1.204     $1.621        273
        From 1/1/07 to 12/31/07      $1.621     $1.955        273
        From 1/1/08 to 12/31/08      $1.955     $1.077        83
        Wanger Select
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/8/99* to 12/31/99     $1.000     $1.085        21
        From 1/1/00 to 12/31/00      $1.085     $1.176        125
        From 1/1/01 to 12/31/01      $1.085     $1.270        125
        From 1/1/02 to 12/31/02      $1.270     $1.162        171
        From 1/1/03 to 12/31/03      $1.162     $1.503        116
        From 1/1/04 to 12/31/04      $1.503     $1.775        162
        From 1/1/05 to 12/31/05      $1.775     $1.942        152
        From 1/1/06 to 12/31/06      $1.942     $2.302        124
        From 1/1/07 to 12/31/07      $2.302     $2.493        120
        From 1/1/08 to 12/31/08      $2.493     $1.257        112
        Wanger USA
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/99 to 12/31/99      $2.317     $2.870       1,825
        From 1/1/00 to 12/31/00      $2.870     $2.609       1,210
        From 1/1/01 to 12/31/01      $2.870     $2.877        946
        From 1/1/02 to 12/31/02      $2.877     $2.370        801
        From 1/1/03 to 12/31/03      $2.370     $3.360        647
        From 1/1/04 to 12/31/04      $3.360     $3.936        460
        From 1/1/05 to 12/31/05      $3.936     $4.335        405
        From 1/1/06 to 12/31/06      $4.335     $4.630        344
        From 1/1/07 to 12/31/07      $4.630     $4.831        259
        From 1/1/08 to 12/31/08      $4.831     $2.884        182

*Date subaccount began operations.

                                                                    (VERSION C)
                      The Phoenix Edge(R)-VA for New York
                  Phoenix Life Variable Accumulation Account
             Issued by: Phoenix Life Insurance Company ("Phoenix")


 PROSPECTUS                                                       May 1, 2009

  This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the investment options of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each investment option will be used to purchase, at net asset value, shares of a series in the following designated funds.


 AIM Variable Insurance Funds - Series  The Phoenix Edge Series Fund
 I Shares                               .  Phoenix Capital Growth Series
 .  AIM V.I. Capital Appreciation Fund  .  Phoenix Growth and Income Series
 .  AIM V.I. Core Equity Fund/ 1/       .  Phoenix Mid-Cap Growth Series
 .  AIM V.I. Mid Cap Core Equity Fund/  .  Phoenix Money Market Series
    1/                                  .  Phoenix Multi-Sector Fixed Income
 The Alger American Fund - Class O         Series
 Shares                                 .  Phoenix Multi-Sector Short Term
 .  Alger American Capital                 Bond Series
    Appreciation Portfolio/ 1/          .  Phoenix Strategic Allocation Series
 AllianceBernstein Variable Products    .  Phoenix-Aberdeen International
 Series Fund, Inc. - Class B               Series
 .  AllianceBernstein Balanced Wealth   .  Phoenix Small-Cap Growth Series/ 4/
    Strategy Portfolio                  .  Phoenix-Duff & Phelps Real Estate
 .  AllianceBernstein Wealth               Securities Series
    Appreciation Strategy Portfolio     .  Phoenix Dynamic Asset Allocation
 DWS Scudder Investments VIT Funds -       Series: Aggressive Growth/ 5/
 Class A                                .  Phoenix Dynamic Asset Allocation
 .  DWS Equity 500 Index VIP               Series: Growth/ 5/
 .  DWS Small Cap Index VIP             .  Phoenix Dynamic Asset Allocation
 Federated Insurance Series                Series: Moderate/ 5/
 .  Federated Fund for U.S. Government  .  Phoenix Dynamic Asset Allocation
    Securities II                          Series: Moderate Growth/ 5/
 .  Federated High Income Bond Fund II  .  Phoenix Mid-Cap Value Series/ 6/
    - Primary Shares                    .  Phoenix Small-Cap Value Series/ 7/
 Fidelity(R) Variable Insurance         .  Phoenix-Van Kampen Comstock Series
 Products - Service Class               .  Phoenix-Van Kampen Equity 500
 .  Fidelity VIP Contrafund(R)             Index Series
    Portfolio                           PIMCO Variable Insurance Trust -
 .  Fidelity VIP Growth Opportunities   Advisor Class
    Portfolio                           .  PIMCO CommodityRealReturn(TM)
 .  Fidelity VIP Growth Portfolio          Strategy Portfolio
 .  Fidelity VIP Investment Grade Bond  .  PIMCO Real Return Portfolio
    Portfolio                           .  PIMCO Total Return Portfolio
 Franklin Templeton Variable Insurance  The Rydex Variable Trust
 Products Trust - Class 2               .  Rydex Variable Trust Inverse
 .  Franklin Flex Cap Growth               Government Long Bond Strategy
    Securities Fund                        Fund/ 1/
 .  Franklin Income Securities Fund     .  Rydex Variable Trust Nova Fund/ 1/
 .  Mutual Shares Securities Fund       .  Rydex Variable Trust Sector
 .  Templeton Developing Markets           Rotation Fund/ 1/
    Securities Fund                     Sentinel Variable Products Trust
 .  Templeton Foreign Securities Fund   .  Sentinel VPT Balanced Fund
 .  Templeton Global Asset Allocation   .  Sentinel VPT Bond Fund
    Fund/ 2/                            .  Sentinel VPT Common Stock Fund
 .  Templeton Growth Securities Fund    .  Sentinel VPT Mid Cap Growth Fund
 Lazard Retirement Series - Service     .  Sentinel VPT Small Company Fund
 Shares                                 Summit Mutual Funds, Inc. - Summit
 .  Lazard Retirement U.S. Small Cap    Pinnacle Series
    Equity Portfolio/ 1, 3/             .  Summit S&P MidCap 400 Index
 Lord Abbett Series Fund, Inc. - Class     Portfolio
 VC                                     The Universal Institutional Funds,
 .  Lord Abbett Bond-Debenture          Inc. - Class II Shares
    Portfolio                           .  Van Kampen UIF Equity and Income
 .  Lord Abbett Growth and Income          Portfolio
    Portfolio                           Wanger Advisors Trust
 .  Lord Abbett Mid-Cap Value Portfolio .  Wanger International Select
 Neuberger Berman Advisers Management   .  Wanger International
 Trust - Class S                        .  Wanger Select
 .  Neuberger Berman AMT Small Cap      .  Wanger USA
    Growth Portfolio
 .  Neuberger Berman AMT Guardian
    Portfolio
 Oppenheimer Variable Account Funds -
 Service Shares
 .  Oppenheimer Capital Appreciation
    Fund/VA
 .  Oppenheimer Global Securities
    Fund/VA
 .  Oppenheimer Main Street Small Cap
    Fund/VA


   /1/Closed to new investors on May 1, 2006. /2/Closed to new investment on October 29, 2001./3/Known as Lazard Retirement Small Cap Portfolio prior to
   June 1, 2009. /4/Formerly known as Phoenix-Alger Small-Cap Growth Series. /5/Closed to new investors on March 24, 2008 - will reopen to all investors on
                                June 22, 2009.
    /6/Formerly Phoenix-Sanford Bernstein Mid-Cap Value Series. /7/Formerly
               Phoenix-Sanford Bernstein Small-Cap Value Series.

                  See Appendix A for additional information.
  The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.
  The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  Purchasing a variable annuity within a qualified plan or Individual
Retirement Account (IRA) does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.
  Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.
  This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional
Information ("SAI") dated May 1, 2009, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:

     [GRAPHIC]                                [GRAPHIC]

               Phoenix Life Insurance Company           Tel. 800/541-0171
               Annuity Operations Division
               PO Box 8027
               Boston, MA 02266-8027

                               TABLE OF CONTENTS


Heading                                                  Page
--------------------------------------------------------   --

Glossary of Special Terms...............................    3
Summary of Expenses.....................................    4
Contract Summary........................................    7
Financial Highlights....................................   10
Financial Statements....................................   10
Performance History.....................................   10
The Variable Accumulation Annuity.......................   10
Phoenix and the Separate Account........................   11
The Variable Investment Options.........................   11
 Administrative, Marketing and Support Service Fees.....   12
GIA.....................................................   13
Deductions and Charges..................................   13
 Transfer Charge........................................   15
 Reduced Fees, Credits and Excess Interest for Eligible
   Groups...............................................   15
The Accumulation Period.................................   15
 Accumulation Units.....................................   15
 Accumulation Unit Values...............................   15
 Purchase of Contracts..................................   16
 Additional Programs....................................   16
 Optional Benefits......................................   19
 Surrender of Contract and Withdrawals..................   21
 Contract Termination...................................   22
 Payment Upon Death Before Maturity Date................   22
Internet, Interactive Voice Response and Telephone
  Transfers.............................................   23
Market Timing and Other Disruptive Trading..............   24
The Annuity Period......................................   25
 Annuity Payments.......................................   26
 Annuity Payment Options................................   26
   Other Conditions.....................................   28
 Payment Upon Death After Maturity Date.................   28
Variable Account Valuation Procedures...................   28
   Valuation Date.......................................   28



          Heading                                                Page

             Valuation Period...................................  28
             Accumulation Unit Value............................  28
             Net Investment Factor..............................  29
          Miscellaneous Provisions..............................  29
             Assignment.........................................  29
             Payment Deferral...................................  29
             Free Look Period...................................  29
             Amendments to Contracts............................  29
             Substitution of Fund Shares........................  29
             Ownership of the Contract..........................  29
             Inherited/Stretch Annuity Feature..................  29
          Federal Income Taxes..................................  30
             Introduction.......................................  30
             Income Tax Status..................................  31
             Taxation of Annuities in General--Nonqualified
               Plans............................................  31
             Additional Considerations..........................  32
             Diversification Standards..........................  33
             Owner Control......................................  33
             Taxation of Annuities in General--Qualified Plans
               and IRAs.........................................  34
           Withholding and Information Reporting................  37
          Sales of Variable Accumulation Contracts..............  37
          Servicing Agent.......................................  39
          State Regulation......................................  39
          Reports...............................................  39
          Voting Rights.........................................  39
          The Phoenix Companies, Inc. -
            Legal Proceedings about Company Subsidiaries........  39
          SAI Table of Contents.................................  40
          Appendix A--Investment Options........................ A-1
          Appendix B--Deductions for Taxes...................... B-1
          Appendix C--Financial Highlights...................... C-1

Glossary of Special Terms
--------------------------------------------------------------------------------

Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.

Account Value: The value of all assets held in the Separate Account.

Accumulation Unit: A standard of measurement for each investment option used to determine the value of a contract and the interest in the investment options prior to the start of annuity payments.

Accumulation Unit Value: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

Annual Step-Up Amount (Step-Up Amount): In the first contract year the Step-up Amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

Annuitant: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

Annuity Payment Option: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

Annuity Unit: A standard of measurement used in determining the amount of each periodic payment under the variable payment annuity options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.

Death Benefit Options (Benefit Option, Option): The form of contract selected which determines the method of death benefit calculation and the amount of mortality and expense risk charge.

Claim Date: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

Contract: The deferred variable accumulation annuity contract described in this Prospectus.

Contract Owner (owner, you, your): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. If no owner is named in the application, the annuitant will be the owner.

Contract Value: Prior to the maturity date, the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code
(IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the investment options of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

Inherited/Stretch Annuity: A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner's Contract.

Maturity Date: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 90/th/ birthday. The election is subject to certain conditions described in "The Annuity Period."

Minimum Initial Payment: The amount that you pay when you purchase a contract. We require minimum initial payments of:

..  Non-qualified plans--$1,000
..  Individual Retirement Annuity--$1,000
..  Bank draft program--$25

..  IRAs/Qualified plans--$1,000 annually


Net Asset Value: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

Phoenix (our, us, we, company): Phoenix Life Insurance Company.


Spouse: Federal law defines "spouse" under the Defense of Marriage Act (DOMA), as a man or a woman legally joined. Neither individuals married under State or foreign laws that permit a marriage between two men or two women nor individuals participating in a civil union or other like status are spouses for any federal purposes, including provisions of the Internal Revenue Code relevant to this Contract.


Valuation Date: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading.

Variable Payment Annuity: An annuity payment option providing payments that varies in amounts, according to the investment experience of the selected investment options.

Summary of Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.


CONTRACT OWNER TRANSACTION EXPENSES
  Deferred Surrender Charge (as a percentage of
  amount surrendered):
     Age of Payment in Complete Years 0........... 7%
     Age of Payment in Complete Years 1........... 6%
     Age of Payment in Complete Years 2........... 5%   This table describes the fees and expenses that you will pay
     Age of Payment in Complete Years 3........... 4%   at the time that you surrender the contract or transfer value
     Age of Payment in Complete Years 4........... 3%   between the investment options. State premium taxes,
     Age of Payment in Complete Years 5........... 2%   ranging from 0.00% to 3.50%, depending on the state, may
     Age of Payment in Complete Years 6........... 1%   also be deducted.
     Age of Payment in Complete Years 7+.......... None

  Transfer Charge/1/
     Current...................................... None
     Maximum...................................... $20

/1/ We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge."

ANNUAL ADMINISTRATIVE CHARGE
  Current/2/...................................    $35
  Maximum......................................    $35

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average Account Value)

  Death Benefit Option 1 - Return of Premium           This table describes the fees and expenses that you will pay
  Mortality and Expense Risk Fee...............  .775% periodically during the time that you own the contract, not
  Daily Administrative Fee.....................  .125% including annual fund fees and expenses.
  Total Annual Separate Account Expenses.......  .900%

  Death Benefit Option 2 - Annual Step-Up
  Mortality and Expense Risk Fee............... 1.125%
  Daily Administrative Fee.....................  .125%
  Total Annual Separate Account Expenses....... 1.250%
                                                ------ -------------------------------------------------------------

/2/ This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."

                             Optional Benefit Fees


       This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the applicable charges shown in the preceding tables in this Summary of Expenses.


ENHANCED DEATH BENEFIT OPTION 1 RIDER/1/

(as a percentage of contract value)
       Current................ .05%

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE/2, 3/

(as a percentage of the guaranteed annuitization value)
       Current.......................  .60%
       Maximum....................... 1.00%

/1/ This charge is assessed against the issue payment and each contract anniversary against the contract value. See "Deductions and Charges."

/2/ The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The current charge is locked in at the time you elect the benefit. See "Optional Benefits."

/3/ For current rates effective in prior periods, please contact the Annuity
    Operations Division.


The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2008, charged by the funds that you may pay indirectly during the time that you own the contract. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.



         TOTAL ANNUAL FUND OPERATING EXPENSES
                                          Minimum Maximum
                                          ------- -------
  Gross Annual Fund Operating Expenses...  0.33%   4.12%
  Net Annual Fund Operating Expenses/1/..  0.33%   4.12%
                                           -----   -----


       /1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series
           Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2010. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

EXPENSE EXAMPLES

If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:


                        Death Benefit Option 1
                        ----------------------

                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------
                        $1,231  $2,233  $3,211   $5,733

                        Death Benefit Option 2
                        ----------------------

                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------

                        $1,264. $2,327  $3,355   $5,961


If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:


                        Death Benefit Option 1
                        ----------------------

                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------
                        $601    $1,783  $2,941   $5,733

                        Death Benefit Option 2
                        ----------------------

                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------
                        $634... $1,877  $3,085    $5,96



These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, maximum of all applicable riders and benefit fees, and the maximum fund fees and expenses that were charged for the year ended 12/31/08.


The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum fees and expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table to the left.

Contract Summary
--------------------------------------------------------------------------------


  This prospectus contains information about all material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.


Overview

  The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans or Individual Retirement Accounts (IRAs) should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan or IRA and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

  The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results which vary and depend upon the performance of the underlying funds, and the owner assumes the risk of gain or loss according to the performance of the underlying funds while investments in the GIA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract. For more information, see "The Variable Investment Options" and "GIA."

  Although investment performance is not guaranteed in a variable annuity, each Optional Benefit rider available with this annuity provides a type of guarantee but only if you meet certain conditions. You should read the section entitled "Optional Benefits" carefully if you think you maybe interested in one of the Optional Benefit riders. When choosing any Optional Benefit rider for your annuity, it is important to understand if your long-term need for a guarantee pertains to accumulation, income, future withdrawals, or a combination thereof to ensure the Optional Benefit you choose suits your financial long term needs. You should know that all guarantees are based on the claims paying ability of the issuing company. When purchasing any annuity with a guaranteed benefit, you should not only consider the additional costs of the living benefit but compare the total cost of the annuity to determine if the annuity suits your needs.


  You also select a benefit option which is suitable in meeting your financial objectives. Each benefit option differs in the amount of mortality and expense risk charge, in how the death benefit is calculated and in the amount of contract value you may withdraw without surrender charges each contract year. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.

  For more information, see "Purchase of Contracts."

Suitability
  Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. You should make sure you understand all the options for payment and how long you must wait before annuity payments begin. Additionally, while an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.


  Annuities that are offered to fund a qualified plan, or an Individual Retirement Account, do not provide any additional tax deferred advantages. If your only or main investment objective for your qualified plan or IRA is tax deferral, an annuity product may be more expensive than other products that provide tax deferred benefits.


Replacements
  Replacing any existing contract with this contract may not be to your advantage. You should talk with your registered representative before you replace your variable annuity contract. You should carefully compare the risks, charges, and benefits of your existing contract to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your contract could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable annuity contract, you generally cannot reinstate it unless the insurer is required to reinstate the previous contract under state law. This is true even if you choose not to accept your new variable annuity contract during your "free look" period.

Conflicts of Interest
  Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Sales of Variable Contracts" section of this prospectus.

Investment Features

Flexible Payments
..  You may make payments anytime until the maturity date.

..  You can vary the amount and frequency of your payments.

..  Other than the Minimum Initial Payment, there are no required payments.

Minimum Contribution
..  Generally, the Minimum Initial Payment is $1,000.

Allocation of Premiums and Contract Value
.. Premium payments are invested in one or more of the investment options and the GIA. Each investment option invests directly in a professionally managed fund.

.. Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more investment options or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more investment options. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Market Timing and Other Disruptive Trading."

.. The Contract Value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.

.. The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. Subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).

..  Payments and transfers to the GIA are subject to the Maximum GIA Percentage.
   The maximum GIA percentage is the maximum amount of a premium payment or total Contract Value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.

.. The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

.. You may also elect an asset allocation or strategic program through which to allocate your premiums and contract value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."

Withdrawals
.. You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

.. Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the benefit option selected, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary). Please refer to "Deductions and Charges--Surrender Charges" for a complete description.


  . Withdrawals may be subject to income tax on any gains plus a 10% penalty tax if the policyholder is under age 59 1/2. See "Federal Income Taxes."

  . Withdrawals may negatively impact guarantees provided by certain Optional Benefit riders if certain conditions are not met. Please see the section entitled "Optional Benefits" for further details.


..  Prior to the maturity date, contract owners who have elected the Guaranteed
   Minimum Income Benefit Rider ("GMIB") may request partial withdrawals to be made either pro rata from all investment options and the GIA or from a specific investment option.

Deductions and Charges

From the Contract Value
.. Annual Administrative Charge--currently, $35 each year. For more information, see "Deductions and Charges."

.. Enhanced Option 1 Rider is an optional benefit that provides additional guaranteed benefits. The current (and maximum) charge is 0.05% on an annual basis. This charge is assessed against the initial payment at issue and then taken against the Contract Value at the beginning of each contract year on the contract anniversary. See "Optional Programs and Benefits."

.. Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. No deductions are made from payments unless you elect the Enhanced Option 1 Rider. The surrender charge is intended to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the Annuitant or owner before the Maturity Date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

               --------------------------------------------------
               Percent            7%  6%  5%  4%  3%  2%  1%  0%
               --------------------------------------------------
               Age of Payment     0   1   2   3   4   5   6   7+
               in Complete Years
               --------------------------------------------------

.. Taxes--taken from the Contract Value upon premium payments or commencement of annuity payments.

  . Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Tax" and Appendix B.

.. Transfer Charge--currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

From the Separate Account
.. Daily administrative fee--currently 0.125% annually. For more information, see "Deductions and Charges."

..  Mortality and expense risk fee--varies based on the benefit option selected.
   For more information, see "Deductions and Charges."

Other Charges or Deductions
  In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

Death Benefit
  The death benefit is calculated differently under each benefit option and the amount varies based on the Option selected.

Death Benefit Options
  The contract offers two death benefit options. At purchase, you select the benefit option that best meets your financial needs. Each benefit option varies in the method of death benefit calculation, the amount of mortality and expense risk charge, and the amount of money you can withdraw from your contract each year free of surrender charges (free withdrawal amount). Please refer to the Death Benefit Options Table on the next page.

  For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

Additional Information

Free Look Period
  You have the right to review the contract. If you are not satisfied, you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

  For more information, see "Free Look Period."

Termination
  If on any valuation date the total contract value equals zero or the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate without value.


Community and Marital Property States
  If the policyholder resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The policyholder should consult with legal counsel regarding this designation. Should spousal consent be required, we are not liable for any consequences resulting from the failure of the policyholder to obtain proper consent.


DEATH BENEFIT OPTIONS TABLE

                     Death Benefit
                     Option 1             Optional Benefits      Death Benefit Option 2
---------------------------------------------------------------------------------------
                                          Enhanced Death Benefit
Component            Return of Premium    Option 1 Rider         Annual Step-up
---------------------------------------------------------------------------------------
Mortality & Expense  .775%                N/A                    1.125%
  Risk Fee/1/
---------------------------------------------------------------------------------------
Rider Charge         N/A                  .05%                   N/A
---------------------------------------------------------------------------------------
Free Withdrawal      Contract Year 1:     Contract Year 1:       Contract Year 1:
Amount               10% of the contract  10% of the contract    10% of the contract
                     value as of the      value as of the        value as of the
                     date of withdrawal   date of withdrawal     date of withdrawal

                     Contract Years 2     Contract Years 2       Contract Years 2
                     and greater:         and greater:           and greater:
                     10% of the last      10% of the last        10% of the last
                     contract             contract               contract
                     anniversary value    anniversary value      anniversary value
                                          plus any unused        plus any unused
                                          percentage from        percentage from
                                          prior years may be     prior years may be
                                          carried forward to     carried forward to
                                          the then current       the then current
                                          contract year, up      contract year, up
                                          to a maximum of 30%    to a maximum of 30%
                                          of your contract       of your contract
                                          value as of the        value as of the
                                          last contract          last contract
                                          anniversary            anniversary

---------------------------------------------------------------------------------------
                     Death Benefit
                     Option 1             Optional Benefits      Death Benefit Option 2
---------------------------------------------------------------------------------------
                                          Enhanced Death Benefit
Component            Return of Premium    Option 1 Rider         Annual Step-up
---------------------------------------------------------------------------------------
Death Benefit/2/ on  The greater of:      The greatest of:       The greatest of:
  the date of death  1. the sum of 100%   1. the sum of 100%     1. the sum of 100%
  of the annuitant   of premium payments  of premium payments    of premium payments
  who has not yet    less adjusted        less adjusted          less adjusted
  attained age 80    partial withdrawals  partial withdrawals    partial withdrawals
                     on the claim date;   on the claim date;     on the claim date;
                     or                   or                     or
                     2. the contract      2. the contract        2. the contract
                     value on the claim   value on the claim     value on the claim
                     date                 date; or               date; or
                                          3. the 7 year          3. the Annual
                                          Step-up Amount on      Step-up Amount on
                                          the claim date         the claim date
---------------------------------------------------------------------------------------
Death Benefit/2/ on  The greater of:      The greater of:        The greater of:
  the date of death  1. the sum of 100%   1. the death           1. the death
  of the annuitant   of premium payments  benefit in effect      benefit in effect
  who has attained   less adjusted        at the end of the      at the end of the
  age 80             partial withdrawals  last 7-year period     immediately
                     on the claim date;   prior to the           preceding contract
                     or                   annuitant turning      year prior to the
                     2. the contract      age 80, plus the       annuitant turning
                     value on the claim   sum of 100% of         age 80, plus the
                     date                 premium payments       sum of 100% of
                                          less adjusted          premium payments
                                          partial withdrawals    less adjusted
                                          made since the         partial withdrawals
                                          contract year that     made since the
                                          the annuitant          contract year that
                                          reached Age 80; or     the annuitant
                                          2. the contract        reached Age 80; or
                                          value on the claim     2. the contract
                                          date                   value on the claim
                                                                 date
---------------------------------------------------------------------------------------

/1/ See the "Summary of Expenses" and "Deductions and Charges--Mortality and
    Expense Risk Charge" for complete details.
/2/ See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.

Financial Highlights
--------------------------------------------------------------------------------

  Financial highlights give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past ten years, or since the investment option began operations, if less. These tables are highlights only. The tables are set forth in Appendix
C. More information, including The Separate Account and Company Financial Statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling at Annuity Operations Division us at 800/541-0171.

Financial Statements
--------------------------------------------------------------------------------


  The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2008, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life Insurance Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one or by writing to us at Phoenix Variable Products Mail Operations, P. O. Box 8027, or by visiting our website www.phoenixwm.com. In addition, the SAI is available on the SEC's website at www.sec.gov. The financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account rates that we credit during a guarantee period.


Performance History
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  We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.


The Variable Accumulation Annuity
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  The individual deferred variable accumulation annuity contract issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of Phoenix and Phoenix will guarantee specified monthly annuity payments.

  You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the investment options and the GIA.

Phoenix and the Separate Account
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  On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock company life insurance company by "demutualizing" pursuant to a plan of reorganization approved by New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc. ("PNX") a newly formed, publicly traded Delaware corporation.

  Our executive and our administrative offices are located at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity Contracts through producers of affiliated distribution companies and through brokers.

  On June 21, 1982 we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Phoenix. On July, 1 1992 the Separate Account's domicile was transferred to New York.

  The Separate Account has several investment options with varying degrees of investment risk. You may make contributions to the Separate Account but you assume all of the investment risk for the contract value that you contribute and allocate to the Separate Account. Under New York law these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer. We reserve the right to add, remove, modify, or substitute any investment option in the Separate Account.

  Obligations under the contracts are obligations of Phoenix. You may make contributions to the GIA which is supported by the assets in Phoenix's general account and such contributions are not invested in the Separate Account. The GIA is part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the "GIA" section below.

Contract Guarantees
  Any guarantee under the contract, such as interest credited to the GIA or any guarantees provided by a rider to your variable annuity are paid from our general account. Therefore, any amounts that we may pay under the contract as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it.

  Under New York law, insurance companies are required to hold a specified amount of reserves in order to meet the contractual obligations of their general account to contract owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks. Useful information about Phoenix's financial strength, including information on our General Account portfolio of investments, may be found on our website located under "About Us"/"Financial Strength" along with information on ratings assigned to us by one or more independent rating organizations. Additionally, the consolidated financial statements and financial schedules from PNX and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2008, may also be found on our website, pheonixwm.com, or a copy of any of the above referenced documents may be obtained for free by calling our Annuity Operations Division.


The Variable Investment Options
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  You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

  The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

  Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

  In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

  Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.

  You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.

Administrative, Marketing and Support Service Fees
  The Company and the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.

  Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.


  The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The Phoenix Edge Series Fund pays a flat fee to Phoenix Life Insurance Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. The flat fee rates may be as much as $1.6 million. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.

  These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account's investments in the funds.

  These administrative services may include but are not limited to soliciting applications for Variable Contracts issued by the Company, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting Variable Contract owners' interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds' prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of Variable Contract owner's); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.


  For additional information concerning the available investment options, please see Appendix A.

GIA
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  In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.


  We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

  Prior to the Maturity Date, you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:

                    .Year One:      25% of the total value
                    .Year Two:      33% of remaining value
                    .Year Three:    50% of remaining value
                    .Year Four:     100% of remaining value

  Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

  Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA Restrictions
  Contracts are subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of Contract Value. These restrictions as well as the availability of the GIA are subject to state insurance department approval.

Deductions and Charges
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Annual Administrative Charge

  We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

  The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the investment options and the GIA in which you have an interest. Any portion of the Administrative Charge from the GIA cannot exceed $30. If you fully surrender your contract, the full administrative fee, if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

Daily Administrative Fee
  We make a daily deduction from the account value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the investment options. It compensates the Company for administrative expenses that exceed revenues from the administrative charge described above. (This fee is not deducted from the GIA.)

Enhanced Option 1 Rider
  If the Enhanced Option 1 Rider is part of your contract, we will deduct a fee equal to 0.050% of the initial premium payment at the time you elect this rider. Thereafter, we will deduct a fee equal to 0.050% of the Contract Value at the beginning of each Contract Year. The fee will be deducted from the Contract Value with each investment option and GIA bearing a pro-rata share of such fee based on the proportionate Contract Value of each investment option and GIA. If you surrender your Contract on a contract anniversary, no fee will be deducted. The maximum and current fee is equal to 0.050%.

Guaranteed Minimum Income Benefit Rider Fee
  For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted.

  The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option and GIA, if available, bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option and GIA. We will waive the rider fee if the Contract Value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


  The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The current charge is locked in at the time you elect this benefit.


Mortality and Expense Risk Fee
  We make a daily deduction from each investment option for the mortality and expense risk charge. The charge is assessed against the daily net assets of the investment options and varies based on the benefit option you selected. The charge under each benefit option is equal, on an annual basis to the following percentages:

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  Death Benefit Option 1 - Return of       Death Benefit Option 2 - Annual
                Premium                                Step-up
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                0.775%                                 1.125%
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  Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

  In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

  No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

  We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

Surrender Charges
  A surrender charge may apply to withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount (if any) of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under annuity option K or L below. See "Annuity Payment Options." Any surrender charge is imposed on a first-in, first-out basis.

  Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the benefit option selected or any optional benefits you may elect, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary).

  The amount of free withdrawal available depends on the benefit option you select as follows:

  Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected investment options and GIA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining Contract Value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

..  Death Benefit Option 1--Contract Year 1:
  10% of the contract value as of the date of withdrawal.

  Contract Years 2 and greater: 10% of the last contract anniversary value.

..  Enhanced Death Benefit Option 1 Rider--Contract Year 1:
  10% of the contract value as of the date of withdrawal.

  Contract Years 2 and greater: 10% of the last contract anniversary value plus any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

  This rider is available at an annual cost of .05%.

  This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

..  Death Benefit Option 2

  Contract Year 1: 10% of the contract value as of the date of withdrawal.

  Contract Years 2 and greater: 10% of the last contract anniversary value plus any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

  The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, up to the maximum of total premium, is as follows:

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                Percent         7%  6%  5%  4%  3%  2%  1%  0%
                -----------------------------------------------
                Age of Payment  0   1   2   3   4   5   6   7+
                in Complete
                Years
                -----------------------------------------------

  If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

  The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the investment options and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

Tax
  Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

  We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Transfer Charge
  Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

Reduced Fees, Credits and Excess Interest for Eligible Groups
  We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge or credit excess interest when sales of the contracts are made to certain eligible groups that result in savings of sales expenses. We will consider the following characteristics:

(1)the size and type of the group of individuals to whom the contract is offered;

(2)the amount of anticipated premium payments;

(3)whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4)internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

  Any reduction or elimination of mortality and expense risk fee or the withdrawal charge or credit of excess interest will not be unfairly discriminate against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

Other Charges
  As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

The Accumulation Period
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  The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

Accumulation Units
  An Accumulation Unit is used to calculate the value of a contract. Each investment option has a corresponding Accumulation Unit Value. The number of accumulation units of an investment option purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that investment option next determined after receipt of the payment. The value of the accumulation units of an investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.

Accumulation Unit Values
  On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.

Purchase of Contracts
  Generally, we require minimum initial payments of:

..  Non-qualified plans--$1,000

..  Individual Retirement Annuity--$1,000

..  Bank draft program--$25

  . You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase units in any available investment option, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $25.

..  Qualified plans--$1,000 annually

  . If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

  The initial payment is due and payable before the contract becomes effective.

  The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

  Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five-day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

  Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Programs and Benefits."

  Payments received under the contracts will be allocated in any combination to any investment option or the GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix Money Market investment option. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

  For certain eligible groups we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1)the make-up and size of the prospective group;

(2)the method and frequency of premium payments; and

(3)the amount of compensation to be paid to Registered Representatives on each premium payment.

  Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

Additional Programs
  You may elect any of the additional programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

Asset Allocation and Strategic Programs
  Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

  We currently offer the following programs: Franklin Templeton Founding Investment Strategy, Franklin Templeton Perspectives Allocation Model, Phoenix-Ibbotson Strategic

Asset Allocation, and Phoenix Dynamic Asset Allocation Series, which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

  You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

Selecting a Program and Option
  If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may, at any time, switch your current program or option to another as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Annuity Operations Division. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

  The following programs are currently available:

..  AllianceBernstein VPS Balanced Wealth Strategy
  The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.

..  Franklin Templeton Founding Investment Strategy
  Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Income Securities Fund--34%

  .  Mutual Shares Securities Fund--33%

  .  Templeton Growth Securities Fund--33%

..  Franklin Templeton Perspectives Allocation Model

  (Closed to new investment on June 22, 2009.)


  Through the Franklin Templeton Perspectives Allocation Model, premium payments and contract value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the contract value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Flex Cap Growth Securities Fund--34%

  .  Mutual Shares Securities Fund--33%

  .  Templeton Growth Securities Fund--33%

..  Phoenix-Ibbotson Strategic Asset Allocation
  Phoenix and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:

  .  Conservative Portfolio

  .  Moderately Conservative Portfolio

  .  Moderate Portfolio

  .  Moderately Aggressive Portfolio

  .  Aggressive Portfolio

  On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elected to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on or after September 10, 2007, on an annual basis we will reallocate the contract value allocated to the investment options in the program so that, following this reallocation, the percentage in each of those investment options equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

..  Phoenix Dynamic Asset Allocation Series
  The Phoenix Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

  .  Phoenix Dynamic Asset Allocation Series: Moderate

  .  Phoenix Dynamic Asset Allocation Series: Moderate Growth

  .  Phoenix Dynamic Asset Allocation Series: Growth

  .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth

  If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

Asset Rebalancing Program

  The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. Asset Rebalancing does not permit transfers to or from the GIA. We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. These transfers will occur on the date you specify (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.


Dollar Cost Averaging Program
  The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

  Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.


  All transfers under the Dollar Cost Averaging Program will be processed on the date you specify (provided we receive the request in good order). If you do not specify a date, the transfer will be processed on the basis of values next determined after receipt of the request in good order. If either of these dates fall on a holiday or weekend, then the transfer will occur on the next succeeding Valuation Date.


  The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or, except as described below, while the Asset Rebalancing Program is in effect. There is no charge associated with participation in this program.

  The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.

  We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.

  You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.


  All transfers under the Enhanced Dollar Cost Averaging Program will be processed on the basis of values next determined after receipt of the transfer request in good order. If that day falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.


  In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.

  After the cancellation date, you may transfer the Net Value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the investment options without being subject to the Maximum GIA Percentage.

  We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs
  If you elect to participate in the Franklin Templeton Perspectives Allocation Model, Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

1.Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and

2.Asset Rebalancing with monthly rebalancing in the Franklin Templeton
  Perspectives Allocation Model or the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.

  If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.

Interest Investment Program
  We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.

  You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

  You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

  Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

  The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

  The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

Nursing Home Waiver
  After the first contract year, the Nursing Home Waiver provides for the waiver of surrender charges provided the annuitant is confined to a licensed nursing home facility for at least 120 days. The withdrawal request must be within 2 years of the annuitant's admission to the licensed nursing home facility.

  There is no charge for this additional benefit.

Systematic Withdrawal Program
  Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each investment option and the GIA bearing a pro rata share.


  The minimum withdrawal amount is $100. Withdrawals will be processed on the date you specify (provided we receive the request in good order) unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. If no date is specified by you, then withdrawals will be processed on each monthly contract anniversary. Any applicable premium tax and surrender charges will be applied to the withdrawal.


  You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program.


  Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59 1/2. See "Federal Income Taxes."


Optional Benefits
  For an additional charge, you may elect one of the optional benefits described below. Generally, you must elect a benefit on the Contract Date unless otherwise stated. If we allow you to elect a benefit after the Contract Date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the Contract Date.

  Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen.

  If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your financial advisor.

Enhanced Death Benefit Option 1 Rider
  Enhanced Death Benefit Option 1 Rider is an optional benefit that if elected, provides the following additional benefits:

   1. Cumulative Free Withdrawals: After the first contract year, the free withdrawal amount equals 10% of the last contract anniversary value plus any unused percentage from prior years may be carried forward to the then current contract year to a maximum of 30% of your contract value as of the last contract anniversary.

   2. 7-Year Step-up in the Death Benefit: Prior to the annuitant's 80/th/ birthday, the death benefit equals the greatest of:

      a. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

      b. the contract value on the claim date; or

      c. the 7-year Step-up amount on the claim date.

   3. Minimum Death Benefit past the annuitant's 80/th /birthday. The death benefit is equal to the greater of:

      a. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

      b. the contract value on the claim date.

  There is a charge of .05% on an annual basis for the Enhanced Death Benefit Option 1 Rider. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary.

Guaranteed Minimum Income Benefit ("GMIB") Rider
  This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

  The benefit provided by this rider will not be available until the later of seven years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60/th/ birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can exercise it, upon written notice only, within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90/th/ birthday.

  A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See "Deductions and Charges" above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the contract date, but reserve the option to remove this restriction in the future. Once you elect this benefit rider, it is irrevocable. You should consult with a qualified financial advisor before you make your decision.

  This benefit is not available to you if you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity.

Guaranteed Annuitization Value
  On and before the contract anniversary following the older annuitant's 85/th/ birthday, the guaranteed annuitization value shall be equal to the lesser of
(i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

   A =the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

   B =the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

   C =the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

   D =any tax that may be due.

  After the contract anniversary following the older annuitant's 85/th/ birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

   A =the guaranteed annuitization value on the contract anniversary following the older annuitant's 85/th/ birthday.

   B =the sum of premium payments made after the contract anniversary following the older annuitant's 85/th/ birthday.

   C =the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85/th/ birthday.

   D =any tax that may be due.

Guaranteed Annuitization Value Reduction
  A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

Effective Annual Rate
  On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

  After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.

  Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.
4.each contract anniversary.

Rider Fee
  For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each investment option and GIA if available bearing a pro rata share of such fee based on the proportionate contract value of each investment option and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

Termination of This Rider
  You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1.the 30/th/ day after the last contract anniversary that occurs after the older Annuitant's 90/th/ birthday;

2.the termination of the contract to which this rider is attached;

3.the date a death benefit becomes payable under the contract to which this rider is attached;

4.the date annuity payments commence under the contract to which this rider is attached; and

5.the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB Annuity Payment Options
  Under this rider, you may only elect one of the following annuity payment options:

  GMIB Option A -- Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

  GMIB Option B -- Non-Refund Life Annuity: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

  GMIB Option D -- Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

  GMIB Option F -- Joint and Survivorship Life Annuity with 10-Year Period
Certain: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

                   Important Information regarding the GMIB
   While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

.. The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

..  The GMIB is irrevocable once elected.

.. You may not change any annuitant or joint annuitant while the GMIB is in effect.

.. The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

.. You should consult with a qualified financial advisor if you are considering the GMIB.


.. The GMIB is only available if approved in your state and if we offer it for use with the contract.

.. The minimum monthly fixed annuity payment amount under the GMIB may be less than the annuity payment amount under the Contract even if the guaranteed annuitization value is greater than contract value.


Surrender of Contract and Withdrawals

  If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Variable Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. Withdrawals may be subject to income tax on any gain plus the 10% penalty tax if the policyholder is under age 59 1/2. See "Federal Income Taxes." Withdrawals may negatively impact guarantees provided by certain Optional Benefit riders if certain conditions are not met. Please see the section entitled "Optional Benefits" for further details.


  The appropriate number of accumulation units of an investment option will be redeemed at their value next determined after the receipt by our Annuity Operations

Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Miscellaneous Provisions--Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the contract maturity date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.


  Any request for a withdrawal from, or complete surrender of, a contract should be mailed to our Annuity Operations Division. For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your contract provides for loans) over $100,000.


Contract Termination
  The contract will terminate without value, if on any valuation date:

..  The contract value is zero; or

.. The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable annuity payment options)

  Phoenix will notify you in writing that the contract has terminated.

Payment Upon Death Before Maturity Date

Who Receives Payment

..  Death of an Owner/Annuitant
  If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner/annuitant's beneficiary. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.

..  Death of an Annuitant who is not the Owner
  If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant and the contract continues. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

..  Death of Owner who is not the Annuitant
  If the owner who is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner's beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.

..  Spousal Beneficiary Contract Continuance
  If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the beneficiary, the spousal beneficiary can continue the contract as the contract holder.

..  Contingent Annuitant Contract Continuance
  Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

..  Qualified Contracts
  Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

  Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion.)

..  Ownership of the Contract by a Non-Natural Person
  If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.

Payment Amount Before Age 80
  Upon the death of the annuitant or owner/annuitant who has not yet reached age 80.

..  Death Benefit Option 1--Return of Premium
  The greater of:

     a) 100% of payments, less adjusted partial withdrawals; or
     b) the contract value on the claim date.

..  Death Benefit Option 2--Annual Step-up
  The greater of:

     a) 100% of payments, less adjusted partial withdrawals; or
     b) the contract value on the claim date; and
     c) the Annual Step-up Amount on the claim date.

..  Enhanced Death Benefit Option 1 Rider
  Before the annuitant's 80th birthday, if the Enhanced Death Benefit Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:
  The greater of:

     1. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or
     2. the contract value on the claim date; or
     3. the 7-year Step-up Amount on the claim date.

      This rider is available at an annual cost of .05%.

      This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

Payment Amount After Age 80
  After the annuitant's 80/th/ birthday, the death benefit (less any deferred premium tax) equals:

..  Death Benefit Option 1--Return of Premium
  The greater of:

     1. the sum of 100% of premium payments less adjusted partial withdrawals on the Claim Date; or
     2. the contract value on the Claim Date.

..  Enhanced Death Benefit Option 1 Rider
  After the annuitant's 80th birthday, if the Enhanced Death Benefit Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

  The greater of:

     1. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or
     2. the contract value on the claim date.

       This rider is available at an annual cost of .05%.

        This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

..  Death Benefit Option 2--Annual Step-up
  The greater of:

     1. the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or
     2. the contract value on the Claim Date.

..  Death of an Owner who is not the Annuitant
  Upon the death of an Owner who is not the annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The amount of death benefit payable is equal to the greater of:

  . 100% of payments, less withdrawals; and . the contract value on the Claim Date.

  Because the death benefit in this situation equals the greater of premiums paid and the contract value, an Owner who is not the annuitant should seriously consider whether Death Benefit Option 2 is suitable for their circumstances.


  There are a number of options for payment of the death benefit, including lump sum, systematic withdrawals and annuity. If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum. Depending upon state law, the death benefit payment to the beneficiary may be subject to state inheritance or estate taxes and we may be required to pay such taxes prior to distribution. See "Deductions and Charges--Tax." There are specific Internal Revenue Code requirements regarding payment of the death benefits, see "Federal Income Taxes--Distribution at Death." A recipient should consult a legal or tax adviser in selecting among the death benefit payment options.

  Death benefit proceeds will be payable in a single lump sum. At the time of payment you may elect to have the full death benefit amount sent to you or to have the proceeds credited to the Phoenix Concierge Account ("PCA"), an interest bearing checking account with check writing privileges. If you do not affirmatively elect to have the full death benefit amount sent to you, the PCA will become the default method of payment when the death claim is greater than or equal to $5,000 and the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. You may opt out of the PCA at any time by writing a check from the PCA for the full amount of your balance or by calling our Annuity Service Center.

  The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company.


  Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Tax." See also "Distribution at Death" under "Federal Income Taxes."

  We reserve the right to discontinue offering any one of the available death benefit options in the future.

  If you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity, only the Return of Premium death benefit is available to you.

Internet, Interactive Voice Response and Telephone Transfers
--------------------------------------------------------------------------------

  You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone. The Company may discontinue any of these options and may provide other options at any time.

  Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

  We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

  Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more investment options and the GIA subject to the limitations established for the GIA. A transfer from an investment option will result in the redemption of accumulation units and, if another investment option is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options and the GIA does not automatically change the payment allocation schedule of your contract.


  You may request transfers and changes in payment allocations among available investment options and the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date, or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. Like an individual transfer request, the transfer request must be submitted in good order to be processed.


  We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

  Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.


  No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. We do not charge for transfers at this time. However, we reserve the right to charge a fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the 12 transfer limit.


  Currently, 12 transfers are permitted from the investment options and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."

  For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first contract year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the contract value in the GIA to exceed the Maximum GIA percentage shown on the schedule page.

Market Timing and Other Disruptive Trading
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  We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

  "Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

.. dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;

.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

  To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

  Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),


.. implement and administer redemption fees imposed by one or more of the underlying funds, or


..  impose other limitations or restrictions.


  Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. We monitor these transfers on an individual basis, rather than on a batch basis. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.


  Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

  Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

  We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

  We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

  We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

  Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.

  We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period
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  The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments
  Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. Surrender Charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

  If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.


  Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 90/th/ birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1/st/ of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA. A policyholder can defer the maturity date to the contract anniversary nearest the annuitant's 95/th/ birthday if we receive documentation concerning the policyholder's satisfaction of Internal Revenue Code Required Minimum Distributions. See "Federal Income Taxes."


  The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

Annuity Payment Options
  Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

  With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.


  The initial payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.


  Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under annuity payment options K or L.

  The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under variable payment annuity options I, J, K, M and N.

  We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See "Deductions and Charges." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

  The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of payments under each annuity payment option.

Option A--Life Annuity with Specified Period Certain
  Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be five, ten or twenty years.

Option B--Non-Refund Life Annuity
  Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

Option D--Joint and Survivor Life Annuity
  Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

  Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

Option E--Installment Refund Life Annuity
  Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

Option F--Joint and Survivor Life Annuity with 10-Year Period Certain
  Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

  Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

Option G--Payments for Specified Period
  Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5-30 years may be elected.

Option H--Payments of Specified Amount
  Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

Option I--Variable Payment Life Annuity with 10-Year Period Certain
  Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first ten years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the investment options in which proceeds are invested.

Option J--Joint Survivor Variable Payment Life Annuity with 10-Year Period
Certain
  Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the investment options in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

Option K--Variable Payment Annuity for a Specified Period
  Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5-30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

Option L--Variable Payment Life Expectancy Annuity
  Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

Option M--Unit Refund Variable Payment Life Annuity
  Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

Option N--Variable Payment Non-Refund Life Annuity
  Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

Other Options and Rates
  We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity options above.

Other Conditions

  Participants in IRAs must begin required minimum distributions (RMDs) by April 1 of the year following the year in which they attain age 70 1/2. RMD requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Administratively, we assist policyholders in satisfying the RMD requirements.

  Regardless of contract year, amounts up to the RMD may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.


  If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

  Currently, transfers between investment options are not available for amounts allocated to any of the variable payment annuity options.

Payment Upon Death After Maturity Date
  If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

  For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.

  (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.")

Variable Account Valuation Procedures
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Valuation Date
  A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.the NYSE is closed or may have closed early;

2.the SEC has determined that a state of emergency exists; or

3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

  The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Valuation Period
  Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

Accumulation Unit Value
  The value of one accumulation unit was set at $1.000 on the date assets were first allocated to an investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that investment option.

Net Investment Factor
  The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.

Miscellaneous Provisions
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Assignment
  Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

  A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

  In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral

  Payment of surrender, withdrawal or death proceeds usually will be made in one lump sum within seven days after receipt of the written request by our Annuity Operations Division in good order unless another payment option has been agreed upon by you and us.


  However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or
(d) exist.

  Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.


  Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


Free Look Period

  You have the right to review and return the Contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable law requires) after you receive it and cancel the Contract. You will receive in cash the Contract Value plus any charges made under the Contract as of the date of cancellation. However, if applicable state law requires a return of premium payments, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.


Amendments to Contracts
  Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares

  If, in the judgment of Phoenix's management one or more of the series of the funds may become unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another investment option for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.


Ownership of the Contract
  Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

Inherited/Stretch Annuity Feature

  This Contract provides for an Inherited/Stretch Annuity Feature that may be requested by the beneficiary of a deceased Contract Owner's interest. Under this Feature we will administer the Contract to accommodate an inherited or "stretch" payout. A stretch payout is a method in which the death benefit is paid out over a period of time, which is generally based upon the life expectancy of the beneficiary. By electing a stretch payout, a death benefit beneficiary can "stretch" payments over his or her life expectancy rather than receive the entire death benefit in one lump sum or within five years of the Contract Owner's death. The amount of each stretch payment will be at least the required minimum distribution ("RMD") required under the Internal Revenue Code and its accompanying rules and regulations (see "Federal Income Taxes"). Electing a "stretch" payout may provide tax advantages to the beneficiary.

  This Feature is available to an individual or trust beneficiary of an Individual Retirement Account (IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract issued by Phoenix Life Insurance Company (or its affiliates) or issued by a company unaffiliated with Phoenix Life Insurance Company. If the beneficiary of a contract issued by a company unaffiliated with Phoenix Life Insurance Company purchases this The Phoenix Edge--VA for NY Contract for this Feature, then all contract rights will be available to the purchaser. However, if a beneficiary of this The Phoenix Edge--VA for NY Contract elects this Feature, only certain rights will remain with the beneficiary because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have an IRA/Qualified or Non-Qualified Plan and whether the beneficiary is an individual or a trust.

  If this Feature is elected, we will calculate the RMD under the Internal Revenue Code ("Code") and its accompanying rules and regulations and will distribute this calculated amount to the beneficiary. However, it is the responsibility of the beneficiary to ensure that the correct RMD is actually withdrawn from the contact each year.

  The following guidelines will apply when we administer this Feature:

.. We will calculate the RMD each year in accordance with the Code using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account.

.. With certain limitations, a beneficiary's share of the death benefit will be distributed over his or her life expectancy, based on IRS tables. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31/st/ of the calendar year following the year of death, the death benefit will be distributed over the life expectancy of the oldest beneficiary.

.. For a Non-Qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments will be based on the life expectancy of the deceased Owner at the time of death.

.. If the beneficiary is a non-natural person under an IRA/ Qualified plan, and the deceased Owner died after his or her required beginning distribution date, we will use the remaining life expectancy of the deceased to compute remaining payments.

.. The annual RMD must be withdrawn each year. For a Non-Qualified contract, the first RMD must be distributed no later than the anniversary of the deceased Owner's date of death. For IRAs/Qualified plans, the first RMD must be distributed on or before December 31/st/ of the calendar year following the year of the deceased's death.

.. For an IRA/Qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70 and 1/2. In the alternative, the spouse can also add the IRA/Qualified plan proceeds to his or her own IRA and delay RMDs until the surviving spouse turns 70 and 1/2.

.. For a Non-Qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can take the contract as his or her own and delay RMDs until the surviving spouse's death.

.. The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.

.. In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled "Summary of Expenses" and "Surrender of Contracts and Withdrawals").

.. The beneficiary who elects this Feature may continue or change the funding vehicle that the deceased Owner selected.

  For more information regarding our administration of this feature, please see your Required Minimum Distribution (RMD) Request and Acknowledgment Form. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.


Federal Income Taxes
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Introduction
  The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") or Individual Retirement Annuities
(IRAs) under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate impact of federal income taxes on the amounts held under a contract, premiums paid for the contract, payments received under the contract and on the economic benefits to the policyholder, annuitant or beneficiary depends on our income tax status, on the type of retirement plan (if any) for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

  The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract either currently or in the future. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of annuity contracts and IRAs; if enacted, these changes could be retroactive. At this time, we do not have any specific information about any pending proposals that could affect this contract. We reserve the right to make changes to the contract to assure that it continues to qualify as an annuity for federal income tax purposes. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

  Note on Terminology: The Internal Revenue Code uses the term "policyholder", in describing the owner of an Annuity. This section will follow the Internal Revenue Code terminology in describing specific provisions of the Code.

Income Tax Status
  We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company and neither account will be taxed separately as under the "regulated investment company" provisions (Subchapter M) of the Code.

  Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Taxation of Annuities in General--Nonqualified Plans
  Code section 72 governs taxation of annuities. In general, a policyholder (Contract owner) is not taxed on increases in value of the units held under a contract until a distribution is made. However, in certain cases, the increase in value may be subject to tax currently. See "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.

  The policyholder may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the Contract Value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

Surrenders or Withdrawals Prior to the Contract Maturity Date
  Code section 72 provides that a withdrawal or surrender of the contract prior to the contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the policyholder's gross income ("after-tax monies"). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

Surrenders or Withdrawals On or After the Contract Maturity Date
  Upon receipt of a lump sum payment under the contract, the policyholder is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

  For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

  Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

  Withholding of federal income taxes on all distributions may be required unless the policyholder properly elects not to have any amounts withheld and notifies our Operations Division of that election on the required forms and under the required certifications. Certain policyholders cannot make this election.

Penalty Tax on Certain Surrenders and Withdrawals-- Nonqualified Contracts (Contracts not issued in connection with qualified plans or IRAs)
  Amounts surrendered, withdrawn or distributed before the policyholder/taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the policyholder (or where the holder is not an individual, the death of the "primary Annuitant," defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982;
(vi) under a qualified funding asset (as defined in Code section 130(d));
(vii) under an immediate annuity contract (as defined in Code section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received without tax penalty.

  Separate tax withdrawal penalties apply to qualified plans and IRAs. See "Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans and IRAs."

Additional Considerations

Distribution-at-Death Rules
  For a contract issued other than in connection with a qualified plan or an IRA, in order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the policyholder dies on or after the contract Maturity Date, and before the entire interest in the contract has been distributed, the remainder of the policyholder's interest will be distributed at least as rapidly as the method in effect on the policyholder's death; and (b) if a policyholder dies before the contract Maturity Date, the policyholder's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the policyholder's date of death. If the beneficiary is the spouse of the holder, the contract may be continued in the name of the spouse as holder. Similar distribution requirements apply to annuity contracts under qualified plans and IRAs.

  If the primary Annuitant, which is not the policyholder, dies before the Maturity Date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the policyholder is not an individual, the death of the primary Annuitant is treated as the death of the holder. When the holder is not an individual, a change in the primary Annuitant is treated as the death of the holder.

  If the policyholder dies on or after the Maturity Date, the remaining payments, if any, under an Annuity Payment Option must be made at least as rapidly as under the method of distribution in effect at the time of death.

  Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes and state income taxes may also apply.

Transfer of Annuity Contracts
  Transfers of contracts for less than full and adequate consideration at the time of such transfer will trigger taxable income on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the policyholder's income. This provision does not apply to transfers between spouses or transfers incident to a divorce.

Contracts Owned by Non-Natural Persons
  If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

Section 1035 Exchanges
  Code section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyholder by the original insurer and then transmitted from the policyholder to the new insurer. For IRA and qualified plan contracts, the proceeds can be transmitted through the policyholder if specific conditions are met. Exchanges are permitted of the entire contract or a portion of the contract. Policyholders contemplating exchanges under Code section 1035 should consult their tax and/or legal advisors.

Multiple Contracts
  Code section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same policyholder during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

Diversification Standards

Diversification Regulations
  Code section 817(h) requires that all contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:

..  55% in any 1 investment
..  70% in any 2 investments
..  80% in any 3 investments
..  90% in any 4 investments

  A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

  We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Owner Control
  The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which policyholder control of the investments of the Separate Account will cause the policyholder to be treated as the owner of the assets of the Separate Account. It is also critical that the insurance company and not the policyholder have control of the assets held in the separate accounts. A policyholder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a policyholder has too much "investor control" of the assets supporting the separate account funds, then the policyholder may be taxed on the gain in the contract as it is earned.

  In 2003, formal guidance (Revenue Ruling 2003-91) was issued that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. This guidance also states that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

  The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the policyholder could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the policyholder to be treated as the owner of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the policyholder and us regarding the availability of a particular investment option and, other than the policyholder's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.

  At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should there been additional rules or regulations on this issue, including limitations on the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment, we reserve the right to modify the contractto the extent required to maintain favorable tax treatment.

Diversification Regulations and Qualified Plans
  Code section 817(h) applies to a variable annuity contract other than a pension plan contract. All of the qualified plans, including IRAs, are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all available investments will be structured to comply with the diversification regulations and investor control limiitations because the investments serve as the investment vehicle for nonqualified contracts as well as qualified plan and IRA contracts.

Taxation of Annuities in General--Qualified Plans and IRAs
  The contracts may be used with several types of IRAs and qualified plans including: Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Roth 403(b) contracts, Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans. For purposes of this discussion, all will be treated as qualified plans. The specific tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. We reserve the right at any time to discontinue the availability of this contract for use with some of all of these qualified plans. Participants under such qualified plans as well as policyholders, annuitants and beneficiaries, are reminded that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. Federal or state requirements, including ERISA, may impact the person entitled to death benefits under the contract. Consequently, a policyholder's named beneficiary designation or elected annuity payment option may not be enforceable.

  The owner of the contract may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the Contract Value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not issued formal guidance concerning whether any particular death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan.

  There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes. While we regard the death benefit guarantees available under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

  Certain death benefit guarantees may be purchased under the contract. IRAs and other qualified contracts generally may not invest in life insurance contracts. There is a risk that IRS may consider these death benefit guarantees "incidental death benefits." There is a limit on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

  Distributions from qualified plans eligible to be rolled over to new contracts but which are paid to the policyholder directly generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided if the policyholder arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

  The mandatory withholding rules apply to all taxable distributions from qualified plans except (a) distributions required under the Code,
(b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions). The mandatory withholding rules do not apply to IRAs, however, a distribution from an IRA is taxable unless the IRA funds are reinvested in another IRA within a statutory time of 60 days.

  The contracts sold by us in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

  There are numerous income tax rules governing qualified plans, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

Tax Sheltered Annuities ("TSAs"), Tax Deferred Annuities ("TDAs"), Section
403(b)
  Code section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.

  Code section 403(b)(11) imposes certain restrictions on a policyholder's ability to make withdrawals from, or surrenders of, Code section 403(b) Contracts. Specifically, Code section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract. Code section 403(b)(11), applies only with respect to distributions from Code section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

  In addition, in order for certain types of contributions under a Code section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract. If certain contractual requirements are met, loans may be made available under Internal Revenue Code section 403(b) tax-sheltered annuity programs. A loan from a participant's Contract Value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not the responsibility of the contract issuer such as PHL Variable to monitor compliance with these requirements. If a loan is desired, the policyholder must follow the requirement set forth by the employer and we must receive consent by the employer to process the loan.

  If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any withdrawal charge; and (b) 50% of the Contract Value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under section 72(p) of the Code. Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to us.

  Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

  Under Code section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Internal Revenue Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

  As of January 1, 2009, there are new regulations impacting section 403(b) plans, including the requirement that the employer have a written Plan and that the Plan indicate the identity of the providers permitted under the Plan. We are not administrators of section 403(b) Plans; we are providers of annuity contracts authorized under specific Plans. We will exchange required information with the employer and/or authorized plan administrator, upon request.

Keogh Plans
  The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

Individual Retirement Annuities
  Various sections of the Code permit eligible individuals to contribute to individual retirement programs known as "Traditional IRAs", "Roth IRAs", "SEP IRA", "SARSEP IRA", "SIMPLE IRA", and "Deemed IRAs". Each of these different types of IRAs is subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements.

Corporate Pension and Profit-Sharing Plans
  Code section 401(a) permits corporate employers to establish various types of retirement plans for employees.

  These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment.

Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations
  Code section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the policyholder is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs
  In the case of a withdrawal under a qualified plan or IRA, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's after-tax cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans, the individual will have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyholder, withdrawals are received without tax.

  Code section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401, Section 403(b) Contracts, (and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution.

  To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan; no tax penalty will be imposed. As of January, 2009, the tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the policyholder or Annuitant (as applicable) reaches age
59 1/2; (b) distributions following the death or disability of the policyholder or Annuitant (as applicable) (for this purpose disability is as defined in section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the policyholder or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such policyholder or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a policyholder or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the policyholder or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code section 213 to the policyholder or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order;
(g) distributions from an IRA for the purchase of medical insurance (as described in section 213(d)(1)(D) of the Code) for the policyholder and spouse and dependents if the certain conditions are met; (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the policyholder, spouse, children or grandchildren; and (i) distributions from retirement plans to individuals called to active military. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received from a qualified plan or IRA without tax penalty.

  Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a Traditional or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. This commencement date is referred to as the "required beginning date." Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

  The amount that must be distributed is based on Code rules relating to "Required Minimum Distributions." This RMD takes into consideration the individual's age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

  An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.

  We are required to file an information return to the IRS, with a copy to the participant, of the total account value of each account. This information return will also indicate if RMDs are required to be taken.

  In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

  Under the after-death RMD rules, if the original policyholder died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner's death or over a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31/st/ of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.

  If the policyholder died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original policyholder. If there was no named contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the only payment permitted is based on the remaining life expectancy of the original policyholder.

  In all cases, if the beneficiary is the surviving spouse, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date.

  For 2009 only, the obligation to take an RMD from a contract was suspended. Thus, no RMD is required in connection with 2009. There are no modifications to the RMD obligations for any other year, although legislation may be enacted which would impact RMDs for years other than 2009.

Withholding and Information Reporting
  We are required to file information returns with the IRS and state taxation authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the policyholder provide certain information, including social security number or tax identification number and current address.

  In addition to information reporting, we are also required to withhold federal income taxes on the taxable portion of any amounts received under the contract unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens.

  You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a policyholder can elect out of withholding.

  In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. See Rev. Rul. 2004-74, 2004-31 I.R.B. 109. This ruling is also understood to apply to other nonresident alien policyholders. Although the ruling was directed at a life insurance policy, it may also apply to an annuity contract.

Spousal Definition
Federal law requires that under the Internal Revenue Code, the special provisions relating to a "spouse" relate only to persons considered as spouses under the Defense of Marriage Act (DOMA), Pub. L. 104-199. Under this Act, a spouse must be a man or a woman legally joined. Individuals married under State or foreign laws that permit a marriage between two men or two women are not spouses for purposes of the Internal Revenue Code. Individuals participating in a civil union or other like status are not spouses for purposes of the Internal Revenue Code.

Seek Tax Advice
The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Policyholder considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan or IRA.


Sales of Variable Accumulation Contracts
--------------------------------------------------------------------------------


  Phoenix has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Phoenix and its affiliated companies. Phoenix reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.

  PEPCO's principal executive offices are located at 610 W. Germantown Pike, Suite 460, Plymouth Meeting, PA 19462 . PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or ("FINRA") (formerly known as the National Association of Securities Dealers, Inc. or NASD).

  PEPCO and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.
-----------------
/1/ For Phoenix Income Choice, any reference to the term "GIA" in this supplement is replaced with the term "FIA". For Freedom Edge, any reference to the term "GIA" in this supplement is deleted.

Compensation
  Broker-dealers who have selling agreements with PEPCO and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

  We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker- dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments if up-front compensation is paid to registered representatives) and up to 2.5% annually of contract value (if asset based compensation is paid).

  To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

  This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a surrender charge, proceeds from this charge may be used to reimburse Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

  We have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.

  Phoenix and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes been called "shelf space" arrangements. Under these arrangements, Phoenix and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Phoenix's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments. These services may include providing Phoenix with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing Phoenix's products. Any such compensation payable to a broker-dealer firm will be made by PEPCO or Phoenix out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor Phoenix's products. Phoenix and PEPCO currently have preferred distribution arrangements Summit Brokerage Services, Investacorp Inc. and CFD Investments. We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect.

Servicing Agent
--------------------------------------------------------------------------------


  The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The total administrative service fees paid by the fund for the last three fiscal years were based on a percentage of the Fund's average daily net assets as follows:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                               $1.7 million
 -----------------------------------------------------------------------------
                 2007                               $1.7 million
 -----------------------------------------------------------------------------
                 2008                               $1.3 million
 -----------------------------------------------------------------------------



  For 2009, there was a change in the fee structure and The Phoenix Edge Series Fund will reimburse Phoenix Life Insurance Company a flat fee rate of $1.6 million, which will be paid on a weighted average basis based on the net asset value of each Fund.


State Regulation
--------------------------------------------------------------------------------

  We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

  State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports
--------------------------------------------------------------------------------

  Reports showing the contract value will be furnished to you at least annually.

Voting Rights
--------------------------------------------------------------------------------

  As stated above, all of the assets held in an available investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and, as such, have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contractowners controlling the vote.

  In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

  Matters on which owners may give voting instructions include the following:
(1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter. The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.



The Phoenix Companies, Inc. - Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------


  We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or investment advisor. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

  State regulatory bodies, the SEC, the Financial Industry Regulatory Authority ("FINRA"), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

  For example, in fourth quarter of 2008, the New York State Insurance Department completed the on-site portion and initiated the off-site portion of its routine quinquennial financial and market conduct exam of Phoenix Life and its New York domiciled life insurance subsidiary for the five year period ending December 31, 2007.

  Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.


SAI Table of Contents
--------------------------------------------------------------------------------

  The SAI contains more specific information and financial statements relating to the Separate Account and Phoenix Life Insurance Company. The Table of Contents of the SAI is set forth below:

..  Phoenix Life Insurance Company
..  Underwriter

..  Services
..  Information Sharing Agreements

..  Performance History
..  Calculation of Yield and Return
..  Calculation of Annuity Payments
..  Experts
..  Separate Account Financial Statements
..  Company Financial Statements

  Contract owner inquiries and requests for an SAI should be directed to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - Investment Options
--------------------------------------------------------------------------------

  Please note that not all funds listed here may be offered with this product. Please refer to page one of this prospectus for a list of the funds offered with this product.




                     Fund Name                                         Investment Objective
AIM V.I. Capital Appreciation Fund                    Growth of capital














--------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                      Growth of capital














--------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/              Long term growth of capital














--------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio /1, 3/  Long term capital appreciation
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy        To maximize total return consistent with the Adviser's
Portfolio                                             determination of reasonable risk
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy    Long-term growth of capital
Portfolio
--------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              Seeks to replicate, as closely as possible, before the
                                                      deduction of expenses, the performance of the
                                                      Standard & Poor's 500 Composite Stock Price Index,
                                                      which emphasizes stocks of large U.S. companies
--------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                               Seeks to replicate, as closely as possible, before the
                                                      deduction of expenses, the performance of the
                                                      Russell 2000(R) Index, which emphasizes stocks of
                                                      small US companies
--------------------------------------------------------------------------------------------------------------



                     Fund Name                              Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund                    Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd.;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                      Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd..;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/              Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd.;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio /1, 3/  Fred Alger Management, Inc.
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy        AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy    AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              Deutsche Investment Management Americas Inc.
                                                       Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                               Deutsche Investment Management Americas Inc.
                                                       Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------


                         Fund Name                                            Investment Objective
Federated Fund for U.S. Government Securities II             Current income by investing primarily in U.S.
                                                             government securities and U.S Treasury and agency
                                                             debenture securities
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           High current income by investing in high yield, lower
                                                             rated corporate bonds
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                         Long-term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                  Capital growth
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                 As high a level of current income as is consistent with
                                                             the preservation of capital

----------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund                     Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                              Maximize income while maintaining prospects for
                                                             capital appreciation
----------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio /1, 3, 4/  Long term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                         High current income and the opportunity for capital
                                                             appreciation to produce a high total return
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                      Long-term growth of capital and income without
                                                             excessive fluctuations in market value
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                          Capital appreciation through investments, primarily in
                                                             equity securities which are believed to be undervalued
                                                             in the marketplace
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                Capital appreciation with income as a secondary goal
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio              Long term capital growth

----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                      Long term growth of capital; current income is a
                                                             secondary goal
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                     Capital appreciation by investing in securities of well-
                                                             known, established companies
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                        Long-term capital appreciation by investing in
                                                             securities of foreign insurers, "growth-type"
                                                             companies, cyclical industries and special situations
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA                    Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                Intermediate and long-term capital appreciation with
                                                             income as a secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive          Long-term capital growth
Growth
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth              Long-term capital growth with current income as a
                                                             secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Current income with capital growth as a secondary
                                                             consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Long-term capital growth and current income with a
Growth                                                       greater emphasis on capital growth
----------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                             Capital appreciation and current income.

----------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                Capital appreciation

----------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                  As high a level of current income as is consistent with
                                                             the preservation of capital and maintenance of
                                                             liquidity
----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                     Long-term total return

----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                  High current income while attempting to limit
                                                             changes in the series' net asset value per share
                                                             caused by interest rate changes
----------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                              Long-term capital growth
(previously known as Phoenix-Alger Small-Cap
Growth Series)
----------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                          High total return over an extended period of time
                                                             consistent with prudent investment risk


----------------------------------------------------------------------------------------------------------------------



                         Fund Name                                     Investment Advisor / Subadvisor
Federated Fund for U.S. Government Securities II             Federated Investment Management Company


-----------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           Federated Investment Management Company

-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                         Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                  Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                 Fidelity Management and Research Company
                                                              Subadvisor: Fidelity Investments Money
                                                               Management, Inc.
-----------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund                     Franklin Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                              Franklin Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio /1, 3, 4/  Lazard Asset Management LLC
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                         Lord, Abbett & Co. LLC

-----------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                      Lord, Abbett & Co. LLC

-----------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                          Lord, Abbett & Co. LLC


-----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                Franklin Mutual Advisers, LLC
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio              Neuberger Berman Management LLC
                                                              Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                      Neuberger Berman Management LLC
                                                              Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                     OppenheimerFunds, Inc.

-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                        OppenheimerFunds, Inc.


-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA                    OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Neuberger Berman Management LLC
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive          Phoenix Variable Advisors, Inc. Limited Services
Growth                                                        Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth              Phoenix Variable Advisors, Inc. Limited Services
                                                              Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Phoenix Variable Advisors, Inc. Limited Services
                                                              Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Phoenix Variable Advisors, Inc. Limited Services
Growth                                                        Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                             Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Virtus Investment Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Neuberger Berman Management, LLC
-----------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                  Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                     Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                  Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                              Phoenix Variable Advisors, Inc.
(previously known as Phoenix-Alger Small-Cap                  Subadvisor: Neuberger Berman Management LLC
Growth Series)
-----------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                          Phoenix Variable Advisors, Inc.
                                                              Subadvisors: Goodwin Capital Advisers, Inc. (fixed
                                                               income portion) Virtus Investment
                                                               Advisers, Inc. (equity portion)
-----------------------------------------------------------------------------------------------------------------


                       Fund Name                                          Investment Objective
Phoenix-Aberdeen International Series                    High total return consistent with reasonable risk

------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      Capital appreciation and income with approximately
                                                         equal emphasis

------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Value Series /5/                         Long-term growth of capital.

------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Value Series /5/                       Long-term growth of capital by investing primarily in
                                                         small-capitalization stocks that appear to be
                                                         undervalued.
------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                       Long-term capital appreciation with current income
                                                         as a secondary consideration

------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series               High total return


------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio         Seeks maximum real return consistent with prudent
                                                         investment management
------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                              Seeks maximum real return, consistent with
                                                         preservation of real capital and prudent investment
                                                         management
------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                             Seeks maximum total return, consistent with
                                                         preservation of capital and prudent investment
                                                         management
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond        Seeks to provide total returns that inversely correlate
Strategy Fund /1, 3/                                     to the price movements of a benchmark for U.S.
                                                         Treasury debt instruments or futures contract on a
                                                         specified debt instrument. The Fund's current
                                                         benchmark is the inverse of the daily price movement
                                                         of the Long Treasury Bond.
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/                    Seeks to provide investment results that match the
                                                         performance of its benchmark on a daily basis. The
                                                         Fund's current benchmark is 150% of the
                                                         performance of the S&P 500 Index
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust All-Cap Opportunity Fund /1, 3, 5/  Seeks long-term capital appreciation
(previously known as Rydex Variable Trust Sector
Rotation Fund)
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                               Seeks a combination of growth of capital and current
                                                         income, with relatively low risk and relatively low
                                                         fluctuations in value
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                                   Seeks high current income while seeking to control
                                                         risk
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                           Seeks a combination of growth of capital, current
                                                         income, growth of income and relatively low risk as
                                                         compared with the stock market as a whole
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                         Seeks growth of capital
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                          Seeks growth of capital
------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                    Seeks investment results that correspond to the total
                                                         return performance of U.S. common stock, as
                                                         represented by the S&P MidCap 400 Index
------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             Long-term capital appreciation
------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        Long-term capital growth
------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/            High total return
------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         Long-term capital growth
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio               Capital appreciation and current income
------------------------------------------------------------------------------------------------------------------
Wanger International Select                              Long-term growth of capital
------------------------------------------------------------------------------------------------------------------
Wanger International (previously known as Wanger         Long-term growth of capital
International Small Cap)
------------------------------------------------------------------------------------------------------------------
Wanger Select                                            Long-term growth of capital
------------------------------------------------------------------------------------------------------------------
Wanger USA (previously known as Wanger U.S.              Long-term growth of capital
Smaller Companies)
------------------------------------------------------------------------------------------------------------------



                       Fund Name                                Investment Advisor / Subadvisor
Phoenix-Aberdeen International Series                    Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Aberdeen Asset Management Inc.
-------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Duff & Phelps Investment
                                                           Management Company
-------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Value Series /5/                         Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Westwood Management Corp.
-------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Value Series /5/                       Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Westwood Management Corp.

-------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                       Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Morgan Stanley Investment
                                                           Management Inc., d/b/a Van Kampen
-------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series               Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Morgan Stanley Investment
                                                           Management Inc., d/b/a Van Kampen
-------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio         Pacific Investment Management Company LLC

-------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                              Pacific Investment Management Company LLC


-------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                             Pacific Investment Management Company LLC


-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond        Rydex Investments
Strategy Fund /1, 3/




-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/                    Rydex Investments



-------------------------------------------------------------------------------------------------------
Rydex Variable Trust All-Cap Opportunity Fund /1, 3, 5/  Rydex Investments
(previously known as Rydex Variable Trust Sector
Rotation Fund)
-------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                               Sentinel Asset Management, Inc.


-------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                                   Sentinel Asset Management, Inc.

-------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                           Sentinel Asset Management, Inc.


-------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                         Sentinel Asset Management, Inc.
-------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                          Sentinel Asset Management, Inc.
-------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                    Calvert Asset Management Company, Inc.
                                                          Subadvisor: Summit Investment Partners, Inc.

-------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             Templeton Asset Management Ltd.
-------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        Templeton Investment Counsel, LLC
-------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/            Templeton Investment Counsel, LLC
-------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         Templeton Global Advisors Limited
-------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio               Morgan Stanley Investment Management Inc.
-------------------------------------------------------------------------------------------------------
Wanger International Select                              Columbia Wanger Asset Management, L.P.
-------------------------------------------------------------------------------------------------------
Wanger International (previously known as Wanger         Columbia Wanger Asset Management, L.P.
International Small Cap)
-------------------------------------------------------------------------------------------------------
Wanger Select                                            Columbia Wanger Asset Management, L.P.
-------------------------------------------------------------------------------------------------------
Wanger USA (previously known as Wanger U.S.              Columbia Wanger Asset Management, L.P.
Smaller Companies)
-------------------------------------------------------------------------------------------------------

-----------------


/1/ This fund is closed to new investors on May 1, 2006.

/2/ This fund is closed to new investors on October 29, 2001.

/3/ Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule;
    (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

/4/ Effective June 1, 2009 to be known as Lazard Retirement U.S. Small-Mid Cap
    Equity Portfolio.

/5/ Name change effective May 1, 2009.

APPENDIX B - Deductions for Taxes - Qualified and Nonqualified Annuity Contracts
--------------------------------------------------------------------------------


                                  Upon           Upon
State                        Premium Payment Annuitization Nonqualified Qualified
-----                        --------------- ------------- ------------ ---------
California..................                       X           2.35%      0.50%

Florida.....................                       X           1.00       1.00

Maine.......................        X                          2.00

Nevada......................                       X           3.50

South Dakota................        X                          1.25/1/

Texas.......................                       X           0.04/2/    0.04

West Virginia...............                       X           1.00       1.00

Wyoming.....................                       X           1.00

Commonwealth of Puerto Rico.                       X           1.00       1.00


NOTE:The above tax deduction rates are as of January 1, 2009. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

     For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."

-----------------


/1/ South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

/2/ Texas charges an insurance department "maintenance fee" of .04% on annuity considerations, but the department allows this to be paid upon annuitization.

APPENDIX C - Financial Highlights
--------------------------------------------------------------------------------

  The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

             Phoenix Life Insurance Company
             Annuity Operations Division
             PO Box 8027
             Boston, MA 02266-8027

Death Benefit Option 1 Contracts

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        AIM V.I. Capital Appreciation Fund - Series I Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 7/9/01* to 12/31/01     $1.000     $0.927         9
        From 1/1/02 to 12/31/02      $0.927     $0.695        29
        From 1/1/03 to 12/31/03      $0.695     $0.892        35
        From 1/1/04 to 12/31/04      $0.892     $0.942        33
        From 1/1/05 to 12/31/05      $0.942     $1.017        38
        From 1/1/06 to 12/31/06      $1.017     $1.071        41
        From 1/1/07 to 12/31/07      $1.071     $1.189        44
        From 1/1/08 to 12/31/08      $1.189     $0.677        48
        AIM V.I. Core Equity Fund - Series I Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/21/06* to 12/31/06    $1.000     $1.089        80
        From 1/1/07 to 12/31/07      $1.089     $1.167        67
        From 1/1/08 to 12/31/08      $1.167     $0.808        65
        AIM V.I. Mid Cap Core Equity Fund - Series I Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/04* to 12/31/04     $1.000     $1.017         3
        From 1/1/05 to 12/31/05      $1.017     $1.084         2
        From 1/1/06 to 12/31/06      $1.084     $1.195         2
        From 1/1/07 to 12/31/07      $1.195     $1.298         2
        From 1/1/08 to 12/31/08      $1.298     $0.919         2
        Alger American Capital Appreciation Portfolio - Class O Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/2/01* to 12/31/01     $1.000     $0.819        269
        From 1/1/02 to 12/31/02      $0.819     $0.537        464
        From 1/1/03 to 12/31/03      $0.537     $0.717        460
        From 1/1/04 to 12/31/04      $0.717     $0.768        430
        From 1/1/05 to 12/31/05      $0.768     $0.871        304
        From 1/1/06 to 12/31/06      $0.871     $1.030        278
        From 1/1/07 to 12/31/07      $1.030     $1.363        250
        From 1/1/08 to 12/31/08      $1.363     $0.741        240
        DWS Equity 500 Index Fund VIP - Class A
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/9/02* to 12/31/02     $1.000     $0.820        42
        From 1/1/03 to 12/31/03      $0.820     $1.041        47
        From 1/1/04 to 12/31/04      $1.041     $1.141        93
        From 1/1/05 to 12/31/05      $1.141     $1.183        102
        From 1/1/06 to 12/31/06      $1.183     $1.355        132
        From 1/1/07 to 12/31/07      $1.355     $1.414        145
        From 1/1/08 to 12/31/08      $1.414     $0.880        81

*Date subaccount began operations.
+Amount is less than 500 units.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        DWS Small Cap Index VIP - Class A
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/08 to 12/31/08      $1.000     $0.736         1
        Federated Fund for U.S. Government Securities II
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/19/01* to 12/31/01    $1.000     $1.035        571
        From 1/1/02 to 12/31/02      $1.035     $1.118       1,307
        From 1/1/03 to 12/31/03      $1.118     $1.134       1,017
        From 1/1/04 to 12/31/04      $1.134     $1.165        952
        From 1/1/05 to 12/31/05      $1.165     $1.178        917
        From 1/1/06 to 12/31/06      $1.178     $1.215        916
        From 1/1/07 to 12/31/07      $1.215     $1.280        793
        From 1/1/08 to 12/31/08      $1.280     $1.323        618
        Federated High Income Bond Fund II - Primary Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/11/01* to 12/31/01    $1.000     $0.991        80
        From 1/1/02 to 12/31/02      $0.991     $0.996        180
        From 1/1/03 to 12/31/03      $0.996     $1.206        157
        From 1/1/04 to 12/31/04      $1.206     $1.320        124
        From 1/1/05 to 12/31/05      $1.320     $1.343        138
        From 1/1/06 to 12/31/06      $1.343     $1.475        113
        From 1/1/07 to 12/31/07      $1.475     $1.511        87
        From 1/1/08 to 12/31/08      $1.511     $1.109        77
        Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/9/01* to 12/31/01     $1.000     $0.936        78
        From 1/1/02 to 12/31/02      $0.936     $0.840        126
        From 1/1/03 to 12/31/03      $0.840     $1.069        185
        From 1/1/04 to 12/31/04      $1.069     $1.222        275
        From 1/1/05 to 12/31/05      $1.222     $1.415        432
        From 1/1/06 to 12/31/06      $1.415     $1.565        489
        From 1/1/07 to 12/31/07      $1.565     $1.822        455
        From 1/1/08 to 12/31/08      $1.822     $1.036        450
        Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/2/01* to 12/31/01     $1.000     $0.841        29
        From 1/1/02 to 12/31/02      $0.841     $0.651        100
        From 1/1/03 to 12/31/03      $0.651     $0.836        65
        From 1/1/04 to 12/31/04      $0.836     $0.887        64
        From 1/1/05 to 12/31/05      $0.887     $0.957        118
        From 1/1/06 to 12/31/06      $0.957     $0.999        124
        From 1/1/07 to 12/31/07      $0.999     $1.218        139
        From 1/1/08 to 12/31/08      $1.218     $0.542        150
        Fidelity(R) VIP Growth Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/9/01* to 12/31/01     $1.000     $0.889        87
        From 1/1/02 to 12/31/02      $0.889     $0.615        298
        From 1/1/03 to 12/31/03      $0.615     $0.809        420
        From 1/1/04 to 12/31/04      $0.809     $0.828        463
        From 1/1/05 to 12/31/05      $0.828     $0.868        405
        From 1/1/06 to 12/31/06      $0.868     $0.918        364
        From 1/1/07 to 12/31/07      $0.918     $1.154        256
        From 1/1/08 to 12/31/08      $1.154     $0.603        159

*Date subaccount began operations.
+Amount is less than 500 units.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 01/26/07 to 12/31/07    $1.000     $1.037        64
        From 1/1/08 to 12/31/08      $1.037     $0.993        97
        Franklin Income Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/28/06* to 12/31/06    $1.000     $1.113         2
        From 1/1/07 to 12/31/07      $1.113     $1.145        100
        From 1/1/08 to 12/31/08      $1.145     $0.798         6
        Lord Abbett Bond Debenture Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/29/05* to 12/31/05    $0.978     $1.024        127
        From 1/1/06 to 12/31/06      $1.024     $1.110        134
        From 1/1/07 to 12/31/07      $1.110     $1.168        110
        From 1/1/08 to 12/31/08      $1.168     $0.954        100
        Lord Abbett Growth and Income Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/15/05* to 12/31/05    $0.969     $1.052        193
        From 1/1/06 to 12/31/06      $1.052     $1.222        256
        From 1/1/07 to 12/31/07      $1.222     $1.253        256
        From 1/1/08 to 12/31/08      $1.253     $0.789        248
        Lord Abbett Mid Cap Value Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/29/05* to 12/31/05    $0.958     $1.085        30
        From 1/1/06 to 12/31/06      $1.085     $1.207        30
        From 1/1/07 to 12/31/07      $1.207     $1.203        35
        From 1/1/08 to 12/31/08      $1.203     $0.723        25
        Mutual Shares Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/1/01* to 12/31/01     $1.000     $0.991        120
        From 1/1/02 to 12/31/02      $0.991     $0.866        177
        From 1/1/03 to 12/31/03      $0.866     $1.075        268
        From 1/1/04 to 12/31/04      $1.075     $1.199        271
        From 1/1/05 to 12/31/05      $1.199     $1.314        232
        From 1/1/06 to 12/31/06      $1.314     $1.542        232
        From 1/1/07 to 12/31/07      $1.542     $1.581        218
        From 1/1/08 to 12/31/08      $1.581     $0.985        112
        Neuberger Berman AMT Guardian Portfolio - S Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.055     $1.124        28
        From 1/1/08 to 12/31/08      $1.124     $0.698        29
        Oppenheimer Global Securities Fund/VA - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.158     $1.121         2
        From 1/1/08 to 12/31/08      $1.121     $0.663         2
        Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.022     $0.978        19
        From 1/1/08 to 12/31/08      $0.978     $0.601        21

*Date subaccount began operations.
+Amount is less than 500 units.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Phoenix Capital Growth Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/30/01* to 12/31/01    $1.000     $0.631        585
        From 1/1/02 to 12/31/02      $0.631     $0.470       1,107
        From 1/1/03 to 12/31/03      $0.470     $0.589        948
        From 1/1/04 to 12/31/04      $0.589     $0.613        727
        From 1/1/05 to 12/31/05      $0.613     $0.630        590
        From 1/1/06 to 12/31/06      $0.630     $0.645        930
        From 1/1/07 to 12/31/07      $0.645     $0.708        764
        From 1/1/08 to 12/31/08      $0.708     $0.415        660
        Phoenix Dynamic Asset Allocation Series: Moderate
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/08 to 12/31/08      $1.122     $0.936        23
        Phoenix Dynamic Asset Allocation Series: Moderate Growth
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/08 to 12/31/08      $1.160     $0.855        240
        Phoenix Growth and Income Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/30/01* to 12/31/01    $1.000     $0.878        143
        From 1/1/02 to 12/31/02      $0.878     $0.674        392
        From 1/1/03 to 12/31/03      $0.674     $0.851        377
        From 1/1/04 to 12/31/04      $0.851     $0.932        392
        From 1/1/05 to 12/31/05      $0.932     $0.968        273
        From 1/1/06 to 12/31/06      $0.968     $1.124        258
        From 1/1/07 to 12/31/07      $1.124     $1.188        225
        From 1/1/08 to 12/31/08      $1.188     $0.766        182
        Phoenix Mid-Cap Growth Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/27/01* to 12/31/01    $1.000     $0.894        363
        From 1/1/02 to 12/31/02      $0.894     $0.598        557
        From 1/1/03 to 12/31/03      $0.598     $0.763        534
        From 1/1/04 to 12/31/04      $0.763     $0.807        534
        From 1/1/05 to 12/31/05      $0.807     $0.833        396
        From 1/1/06 to 12/31/06      $0.833     $0.860        551
        From 1/1/07 to 12/31/07      $0.860     $1.038        513
        From 1/1/08 to 12/31/08      $1.038     $0.581        497
        Phoenix Money Market Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/20/01* to 12/31/01    $1.000     $1.019        356
        From 1/1/02 to 12/31/02      $1.019     $1.024        246
        From 1/1/03 to 12/31/03      $1.024     $1.022        242
        From 1/1/04 to 12/31/04      $1.022     $1.021        229
        From 1/1/05 to 12/31/05      $1.021     $1.037        264
        From 1/1/06 to 12/31/06      $1.037     $1.074        409
        From 1/1/07 to 12/31/07      $1.074     $1.116        437
        From 1/1/08 to 12/31/08      $1.116     $1.131        423

*Date subaccount began operations.
+Amount is less than 500 units.

                                       Subaccount   Subaccount       Units
                                       Unit Value   Unit Value   Outstanding at
                                       Beginning       End       End of Period
               Subaccount              of Period    of Period     (Thousands)
        -------------------------------------------------------------------------
        Phoenix Multi-Sector Fixed Income Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 4/2/01* to 12/31/01         $1.000       $1.023          175
        From 1/1/02 to 12/31/02          $1.023       $1.115          537
        From 1/1/03 to 12/31/03          $1.115       $1.266          522
        From 1/1/04 to 12/31/04          $1.266       $1.340          926
        From 1/1/05 to 12/31/05          $1.340       $1.352          909
        From 1/1/06 to 12/31/06          $1.352       $1.432          813
        From 1/1/07 to 12/31/07          $1.432       $1.471          703
        From 1/1/08 to 12/31/08          $1.471       $1.197          600
        Phoenix Multi-Sector Short Term Bond Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 6/3/03* to 12/31/03         $1.000       $1.074         1,004
        From 1/1/04 to 12/31/04          $1.074       $1.069           4
        From 1/1/05 to 12/31/05          $1.069       $1.074          35
        From 1/1/06 to 12/31/06          $1.074       $1.125          59
        From 1/1/07 to 12/31/07          $1.125       $1.159          73
        From 1/1/08 to 12/31/08          $1.159       $1.019          81
        Phoenix Small-Cap Growth Series (formerly Phoenix-Alger Small-Cap Growth)
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 1/1/06 to 12/31/06          $1.772       $2.097          46
        From 1/1/07 to 12/31/07          $2.097       $2.413          34
        From 1/1/08 to 12/31/08          $2.413       $1.317          19
        Phoenix Strategic Allocation Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 3/30/01* to 12/31/01        $1.000       $1.061          328
        From 1/1/02 to 12/31/02          $1.061       $0.930          818
        From 1/1/03 to 12/31/03          $0.930       $1.105          850
        From 1/1/04 to 12/31/04          $1.105       $1.176          776
        From 1/1/05 to 12/31/05          $1.176       $1.187          610
        From 1/1/06 to 12/31/06          $1.187       $1.325          552
        From 1/1/07 to 12/31/07          $1.325       $1.392          492
        From 1/1/08 to 12/31/08          $1.392       $1.028          390
        Phoenix-Aberdeen International Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 1/30/01* to 12/31/01        $1.000       $0.752          238
        From 1/1/02 to 12/31/02          $0.752       $0.635          337
        From 1/1/03 to 12/31/03          $0.635       $0.829          328
        From 1/1/04 to 12/31/04          $0.829       $0.993          410
        From 1/1/05 to 12/31/05          $0.993       $1.166          401
        From 1/1/06 to 12/31/06          $1.166       $1.472          699
        From 1/1/07 to 12/31/07          $1.472       $1.677          628
        From 1/1/08 to 12/31/08          $1.677       $1.014          519
        Phoenix-Duff & Phelps Real Estate Securities Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 3/27/01* to 12/31/01        $1.000       $1.015          91
        From 1/1/02 to 12/31/02          $1.015       $1.223          158
        From 1/1/03 to 12/31/03          $1.223       $1.676          167
        From 1/1/04 to 12/31/04          $1.676       $2.238          170
        From 1/1/05 to 12/31/05          $2.238       $2.553          231
        From 1/1/06 to 12/31/06          $2.553       $3.467          214
        From 1/1/07 to 12/31/07          $3.467       $2.896          159
        From 1/1/08 to 12/31/08          $2.896       $1.811          115

*Date subaccount began operations.
+Amount is less than 500 units.

                                    Subaccount Subaccount     Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
               Subaccount           of Period  of Period   (Thousands)
        ----------------------------------------------------------------
        Phoenix-Sanford Bernstein Mid-Cap Value Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 3/14/01* to 12/31/01     $1.000     $1.252        78
        From 1/1/02 to 12/31/02       $1.252     $1.135        231
        From 1/1/03 to 12/31/03       $1.135     $1.585        241
        From 1/1/04 to 12/31/04       $1.585     $1.891        263
        From 1/1/05 to 12/31/05       $1.891     $2.019        300
        From 1/1/06 to 12/31/06       $2.019     $2.300        285
        From 1/1/07 to 12/31/07       $2.300     $2.325        260
        From 1/1/08 to 12/31/08       $2.325     $1.487        192
        Phoenix-Sanford Bernstein Small-Cap Value Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 4/11/01* to 12/31/01     $1.000     $1.139        61
        From 1/1/02 to 12/31/02       $1.139     $1.033        197
        From 1/1/03 to 12/31/03       $1.033     $1.472        271
        From 1/1/04 to 12/31/04       $1.472     $1.790        245
        From 1/1/05 to 12/31/05       $1.790     $1.906        278
        From 1/1/06 to 12/31/06       $1.906     $2.205        271
        From 1/1/07 to 12/31/07       $2.205     $2.139        258
        From 1/1/08 to 12/31/08       $2.139     $1.316        140
        Phoenix-Van Kampen Comstock Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 3/9/01* to 12/31/01      $1.000     $0.841        758
        From 1/1/02 to 12/31/02       $0.841     $0.650       1,283
        From 1/1/03 to 12/31/03       $0.650     $0.798       1,541
        From 1/1/04 to 12/31/04       $0.798     $0.893       1,534
        From 1/1/05 to 12/31/05       $0.893     $0.933       1,280
        From 1/1/06 to 12/31/06       $0.933     $1.118       1,188
        From 1/1/07 to 12/31/07       $1.118     $1.084       1,024
        From 1/1/08 to 12/31/08       $1.084     $0.690        768
        Phoenix-Van Kampen Equity 500 Index Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 3/14/01* to 12/31/01     $1.000     $1.004        96
        From 1/1/02 to 12/31/02       $1.004     $0.759        237
        From 1/1/03 to 12/31/03       $0.759     $0.950        227
        From 1/1/04 to 12/31/04       $0.950     $1.034        154
        From 1/1/05 to 12/31/05       $1.034     $1.062        118
        From 1/1/06 to 12/31/06       $1.062     $1.202        304
        From 1/1/07 to 12/31/07       $1.202     $1.250        253
        From 1/1/08 to 12/31/08       $1.250     $0.776        198
        PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 4/28/06* to 12/31/06     $1.000     $0.954         1
        From 1/1/07 to 12/31/07       $0.954     $1.164        12
        From 1/1/08 to 12/31/08       $1.164     $0.648        13
        PIMCO Total Return Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/08 to 12/31/08       $1.115     $1.157        49
        Sentinel Variable Products Bond Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/08 to 12/31/08       $1.021     $1.046         3
        Summit S&P MidCap 400 Index Portfolio - Class I Shares
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/08 to 12/31/08       $1.000     $0.700         1

*Date subaccount began operations.
+Amount is less than 500 units.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Templeton Developing Markets Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/5/01* to 12/31/01     $1.000     $0.973         0+
        From 1/1/02 to 12/31/02      $0.973     $0.963         0+
        From 1/1/03 to 12/31/03      $0.963     $1.460         0+
        From 1/1/04 to 12/31/04      $1.460     $1.805         0+
        From 1/1/05 to 12/31/05      $1.805     $2.279         0+
        From 1/1/06 to 12/31/06      $2.279     $2.893          7
        From 1/1/07 to 12/31/07      $2.893     $3.692         15
        From 1/1/08 to 12/31/08      $3.692     $1.730         17
        Templeton Foreign Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/27/01* to 12/31/01    $1.000     $0.938         98
        From 1/1/02 to 12/31/02      $0.938     $0.757         280
        From 1/1/03 to 12/31/03      $0.757     $0.992         289
        From 1/1/04 to 12/31/04      $0.992     $1.166         286
        From 1/1/05 to 12/31/05      $1.166     $1.273         231
        From 1/1/06 to 12/31/06      $1.273     $1.532         211
        From 1/1/07 to 12/31/07      $1.532     $1.752         187
        From 1/1/08 to 12/31/08      $1.752     $1.035         151
        Templeton Global Asset Allocation Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/5/01* to 12/31/01     $1.000     $0.908         82
        From 1/1/02 to 12/31/02      $0.908     $0.860         85
        From 1/1/03 to 12/31/03      $0.860     $1.124         55
        From 1/1/04 to 12/31/04      $1.124     $1.290         37
        From 1/1/05 to 12/31/05      $1.290     $1.323         37
        From 1/1/06 to 12/31/06      $1.323     $1.588         36
        From 1/1/07 to 12/31/07      $1.588     $1.732         35
        From 1/1/08 to 12/31/08      $1.732     $1.285         34
        Templeton Growth Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/16/01* to 12/31/01    $1.000     $1.015         38
        From 1/1/02 to 12/31/02      $1.015     $0.819         82
        From 1/1/03 to 12/31/03      $0.819     $1.073         87
        From 1/1/04 to 12/31/04      $1.073     $1.234         85
        From 1/1/05 to 12/31/05      $1.234     $1.331         111
        From 1/1/06 to 12/31/06      $1.331     $1.607         153
        From 1/1/07 to 12/31/07      $1.607     $1.630         138
        From 1/1/08 to 12/31/08      $1.630     $0.932         94
        Wanger International
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/30/01* to 12/31/01    $1.000     $0.763         213
        From 1/1/02 to 12/31/02      $0.763     $0.652         354
        From 1/1/03 to 12/31/03      $0.652     $0.961         324
        From 1/1/04 to 12/31/04      $0.961     $1.241         303
        From 1/1/05 to 12/31/05      $1.241     $1.495         291
        From 1/1/06 to 12/31/06      $1.495     $2.032         245
        From 1/1/07 to 12/31/07      $2.032     $2.342         310
        From 1/1/08 to 12/31/08      $2.342     $1.262         208

*Date subaccount began operations.
+Amount is less than 500 units.

                                         Subaccount Subaccount     Units
                                         Unit Value Unit Value Outstanding at
                                         Beginning     End     End of Period
               Subaccount                of Period  of Period   (Thousands)
  ---------------------------------------------------------------------------
  Wanger International Select
  ---------------------------------------------------------------------------
  ---------------------------------------------------------------------------
  From 4/12/01* to 12/31/01                $1.000     $0.899        20
  From 1/1/02 to 12/31/02                  $0.899     $0.755        40
  From 1/1/03 to 12/31/03                  $0.755     $1.057        45
  From 1/1/04 to 12/31/04                  $1.057     $1.302        33
  From 1/1/05 to 12/31/05                  $1.302     $1.502        43
  From 1/1/06 to 12/31/06                  $1.502     $2.025        52
  From 1/1/07 to 12/31/07                  $2.025     $2.443        33
  From 1/1/08 to 12/31/08                  $2.443     $1.348        15
  Wanger Select
  ---------------------------------------------------------------------------
  ---------------------------------------------------------------------------
  From 3/27/01* to 12/31/01                $1.000     $1.157        12
  From 1/1/02 to 12/31/02                  $1.157     $1.060        26
  From 1/1/03 to 12/31/03                  $1.060     $1.373        30
  From 1/1/04 to 12/31/04                  $1.373     $1.623        37
  From 1/1/05 to 12/31/05                  $1.623     $1.777        37
  From 1/1/06 to 12/31/06                  $1.777     $2.108        34
  From 1/1/07 to 12/31/07                  $2.108     $2.285        15
  From 1/1/08 to 12/31/08                  $2.285     $1.154        18
  Wanger USA
  ---------------------------------------------------------------------------
  ---------------------------------------------------------------------------
  From 1/30/01* to 12/31/01                $1.000     $1.084        212
  From 1/1/02 to 12/31/02                  $1.084     $0.894        482
  From 1/1/03 to 12/31/03                  $0.984     $1.268        479
  From 1/1/04 to 12/31/04                  $1.268     $1.487        44
  From 1/1/05 to 12/31/05                  $1.487     $1.640        431
  From 1/1/06 to 12/31/06                  $1.640     $1.753        370
  From 1/1/07 to 12/31/07                  $1.753     $1.831        334
  From 1/1/08 to 12/31/08                  $1.831     $1.094        292

  Contracts with Death Benefit Option 2

                                         Subaccount Subaccount     Units
                                         Unit Value Unit Value Outstanding at
                                         Beginning     End     End of Period
               Subaccount                of Period  of Period   (Thousands)
  ---------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund - Series I Shares
  ---------------------------------------------------------------------------
  ---------------------------------------------------------------------------
  From 5/30/01* to 12/31/01                $1.000     $0.939        58
  From 1/1/02 to 12/31/02                  $0.939     $0.653        155
  From 1/1/03 to 12/31/03                  $0.653     $0.836        128
  From 1/1/04 to 12/31/04                  $0.836     $0.880        126
  From 1/1/05 to 12/31/05                  $0.880     $0.946        120
  From 1/1/06 to 12/31/06                  $0.946     $0.993        131
  From 1/1/07 to 12/31/07                  $0.993     $1.098        45
  From 1/1/08 to 12/31/08                  $1.098     $0.624        31

*Date subaccount began operations.
+Amount is less than 500 units.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        AIM V.I. Core Equity Fund - Series I Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/21/06* to 12/31/06    $1.000     $1.087        73
        From 1/1/07 to 12/31/07      $1.087     $1.160        61
        From 1/1/08 to 12/31/08      $1.160     $0.800        36
        AIM V.I. Mid Cap Core Equity Fund - Series I Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/04* to 12/31/04     $1.000     $1.016        128
        From 1/1/05 to 12/31/05      $1.016     $1.080        127
        From 1/1/06 to 12/31/06      $1.080     $1.187        107
        From 1/1/07 to 12/31/07      $1.187     $1.284        53
        From 1/1/08 to 12/31/08      $1.284     $0.906        51
        Alger American Capital Appreciation Portfolio - Class O Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/22/01* to 12/31/01    $1.000     $0.889        12
        From 1/1/02 to 12/31/02      $0.889     $0.599        171
        From 1/1/03 to 12/31/03      $0.599     $0.798        290
        From 1/1/04 to 12/31/04      $0.798     $0.852        199
        From 1/1/05 to 12/31/05      $0.852     $0.963        199
        From 1/1/06 to 12/31/06      $0.963     $1.134        163
        From 1/1/07 to 12/31/07      $1.134     $1.496        147
        From 1/1/08 to 12/31/08      $1.496     $0.810        94
        DWS Equity 500 Index Fund VIP - Class A
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/19/02* to 12/31/02    $1.000     $0.816        21
        From 1/1/03 to 12/31/03      $0.816     $1.033        34
        From 1/1/04 to 12/31/04      $1.033     $1.128        335
        From 1/1/05 to 12/31/05      $1.128     $1.166        293
        From 1/1/06 to 12/31/06      $1.166     $1.330        93
        From 1/1/07 to 12/31/07      $1.330     $1.383        44
        From 1/1/08 to 12/31/08      $1.383     $0.858        64
        Federated Fund for U.S. Government Securities II
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/2/01* to 12/31/01     $1.000     $1.037        233
        From 1/1/02 to 12/31/02      $1.037     $1.116        742
        From 1/1/03 to 12/31/03      $1.116     $1.129        728
        From 1/1/04 to 12/31/04      $1.129     $1.155        638
        From 1/1/05 to 12/31/05      $1.155     $1.163        515
        From 1/1/06 to 12/31/06      $1.163     $1.196        639
        From 1/1/07 to 12/31/07      $1.196     $1.256        449
        From 1/1/08 to 12/31/08      $1.256     $1.293        420
        Federated High Income Bond Fund II - Primary Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/4/01* to 12/31/01     $1.000     $0.976        67
        From 1/1/02 to 12/31/02      $0.976     $0.977        122
        From 1/1/03 to 12/31/03      $0.977     $1.178        113
        From 1/1/04 to 12/31/04      $1.178     $1.286        100
        From 1/1/05 to 12/31/05      $1.286     $1.303        125
        From 1/1/06 to 12/31/06      $1.303     $1.426        122
        From 1/1/07 to 12/31/07      $1.426     $1.457        62
        From 1/1/08 to 12/31/08      $1.457     $1.065        45

*Date subaccount began operations.
+Amount is less than 500 units.

                                      Subaccount Subaccount     Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
               Subaccount             of Period  of Period   (Thousands)
        ------------------------------------------------------------------
        Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 2/27/01* to 12/31/01       $1.000     $0.937        83
        From 1/1/02 to 12/31/02         $0.937     $0.838        165
        From 1/1/03 to 12/31/03         $0.838     $1.063        184
        From 1/1/04 to 12/31/04         $1.063     $1.210        258
        From 1/1/05 to 12/31/05         $1.210     $1.397        374
        From 1/1/06 to 12/31/06         $1.397     $1.539        393
        From 1/1/07 to 12/31/07         $1.539     $1.786        398
        From 1/1/08 to 12/31/08         $1.786     $1.012        307
        Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 3/9/01* to 12/31/01        $1.000     $0.916        39
        From 1/1/02 to 12/31/02         $0.916     $0.707        76
        From 1/1/03 to 12/31/03         $0.707     $0.905        78
        From 1/1/04 to 12/31/04         $0.905     $0.957        78
        From 1/1/05 to 12/31/05         $0.957     $1.028        74
        From 1/1/06 to 12/31/06         $1.028     $1.069        78
        From 1/1/07 to 12/31/07         $1.069     $1.299        42
        From 1/1/08 to 12/31/08         $1.299     $0.577        22
        Fidelity(R) VIP Growth Portfolio - Service Class
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 2/1/01* to 12/31/01        $1.000     $0.789        44
        From 1/1/02 to 12/31/02         $0.789     $0.544        143
        From 1/1/03 to 12/31/03         $0.544     $0.713        158
        From 1/1/04 to 12/31/04         $0.713     $0.727        174
        From 1/1/05 to 12/31/05         $0.727     $0.759        148
        From 1/1/06 to 12/31/06         $0.759     $0.800        111
        From 1/1/07 to 12/31/07         $0.800     $1.002        84
        From 1/1/08 to 12/31/08         $1.002     $0.522        81
        Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 1/1/08 to 12/31/08         $1.033     $0.986        17
        Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.979     $1.093        26
        From 1/1/06 to 12/31/06         $1.093     $1.253        25
        From 1/1/07 to 12/31/07         $1.253     $1.148        25
        From 1/1/08 to 12/31/08         $1.148     $0.720        22
        Lord Abbett Bond Debenture Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/21/05* to 12/31/05       $0.989     $1.022        37
        From 1/1/06 to 12/31/06         $1.022     $1.103        40
        From 1/1/07 to 12/31/07         $1.103     $1.157        30
        From 1/1/08 to 12/31/08         $1.157     $0.942        18
        Lord Abbett Growth and Income Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/15/05* to 12/31/05       $0.968     $1.049        58
        From 1/1/06 to 12/31/06         $1.049     $1.215        99
        From 1/1/07 to 12/31/07         $1.215     $1.241        59
        From 1/1/08 to 12/31/08         $1.241     $0.779        50

*Date subaccount began operations.
+Amount is less than 500 units.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Lord Abbett Mid Cap Value Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/21/05* to 12/31/05    $0.968     $1.082        44
        From 1/1/06 to 12/31/06      $1.082     $1.199        43
        From 1/1/07 to 12/31/07      $1.199     $1.241        59
        From 1/1/08 to 12/31/08      $1.241     $0.713        16
        Mutual Shares Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/20/01* to 12/31/01    $1.000     $0.997        30
        From 1/1/02 to 12/31/02      $0.997     $0.868        60
        From 1/1/03 to 12/31/03      $0.868     $1.073        90
        From 1/1/04 to 12/31/04      $1.073     $1.193        110
        From 1/1/05 to 12/31/05      $1.193     $1.302        165
        From 1/1/06 to 12/31/06      $1.302     $1.523        173
        From 1/1/07 to 12/31/07      $1.523     $1.556        124
        From 1/1/08 to 12/31/08      $1.556     $0.966        105
        Oppenheimer Global Securities Fund/VA - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.120     $1.114         1
        From 1/1/08 to 12/31/08      $1.114     $0.656         1
        Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/08 to 12/31/08      $0.972     $0.595         4
        Phoenix Capital Growth Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/13/01* to 12/31/01    $1.000     $0.700       1,157
        From 1/1/02 to 12/31/02      $0.700     $0.519       2,014
        From 1/1/03 to 12/31/03      $0.519     $0.649       1,998
        From 1/1/04 to 12/31/04      $0.649     $0.673       1,856
        From 1/1/05 to 12/31/05      $0.673     $0.689       1,508
        From 1/1/06 to 12/31/06      $0.689     $0.702       1,560
        From 1/1/07 to 12/31/07      $0.702     $0.768       1,220
        From 1/1/08 to 12/31/08      $0.768     $0.449       1,105
        Phoenix Dynamic Asset Allocation Series: Aggressive Growth
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.257     $1.192        100
        From 1/1/08 to 12/31/08      $1.192     $0.727        109
        Phoenix Growth and Income Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/15/01* to 12/31/01    $1.000     $0.900        460
        From 1/1/02 to 12/31/02      $0.900     $0.688        730
        From 1/1/03 to 12/31/03      $0.688     $0.866        553
        From 1/1/04 to 12/31/04      $0.866     $0.945        577
        From 1/1/05 to 12/31/05      $0.945     $0.978        466
        From 1/1/06 to 12/31/06      $0.978     $1.132        574
        From 1/1/07 to 12/31/07      $1.132     $1.192        416
        From 1/1/08 to 12/31/08      $1.192     $0.766        346

*Date subaccount began operations.
+Amount is less than 500 units.

                                       Subaccount   Subaccount       Units
                                       Unit Value   Unit Value   Outstanding at
                                       Beginning       End       End of Period
               Subaccount              of Period    of Period     (Thousands)
        -------------------------------------------------------------------------
        Phoenix Mid-Cap Growth Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 2/27/01* to 12/31/01        $1.000       $0.725          507
        From 1/1/02 to 12/31/02          $0.725       $0.523          443
        From 1/1/03 to 12/31/03          $0.523       $0.665          463
        From 1/1/04 to 12/31/04          $0.665       $0.701          434
        From 1/1/05 to 12/31/05          $0.701       $0.721          425
        From 1/1/06 to 12/31/06          $0.721       $0.741          719
        From 1/1/07 to 12/31/07          $0.741       $0.892          535
        From 1/1/08 to 12/31/08          $0.892       $0.498          428
        Phoenix Money Market Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 3/19/01* to 12/31/01        $1.000       $1.014         1,090
        From 1/1/02 to 12/31/02          $1.014       $1.016          788
        From 1/1/03 to 12/31/03          $1.016       $1.010          409
        From 1/1/04 to 12/31/04          $1.010       $1.005          308
        From 1/1/05 to 12/31/05          $1.005       $1.018          278
        From 1/1/06 to 12/31/06          $1.018       $1.050          422
        From 1/1/07 to 12/31/07          $1.050       $1.087          165
        From 1/1/08 to 12/31/08          $1.087       $1.098          163
        Phoenix Multi-Sector Fixed Income Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 3/5/01* to 12/31/01         $1.000       $1.006          230
        From 1/1/02 to 12/31/02          $1.006       $1.093          541
        From 1/1/03 to 12/31/03          $1.093       $1.237          554
        From 1/1/04 to 12/31/04          $1.237       $1.305          596
        From 1/1/05 to 12/31/05          $1.305       $1.311          541
        From 1/1/06 to 12/31/06          $1.311       $1.384          566
        From 1/1/07 to 12/31/07          $1.384       $1.417          498
        From 1/1/08 to 12/31/08          $1.417       $1.148          453
        Phoenix Multi-Sector Short Term Bond Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 1/1/04* to 12/31/04         $1.000       $1.063          102
        From 1/1/05 to 12/31/05          $1.063       $1.064          106
        From 1/1/06 to 12/31/06          $1.064       $1.111          98
        From 1/1/07 to 12/31/07          $1.111       $1.141          84
        From 1/1/08 to 12/31/08          $1.141       $0.999          66
        Phoenix Small-Cap Growth Series (formerly Phoenix-Alger Small-Cap Growth)
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 1/1/04* to 12/31/04         $1.000       $1.533           1
        From 1/1/05 to 12/31/05          $1.533       $1.751           1
        From 1/1/06 to 12/31/06          $1.751       $2.065          167
        From 1/1/07 to 12/31/07          $2.065       $2.368          67
        From 1/1/08 to 12/31/08          $2.368       $1.288          56
        Phoenix Strategic Allocation Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 3/28/01* to 12/31/01        $1.000       $1.046          446
        From 1/1/02 to 12/31/02          $1.046       $0.913         1,448
        From 1/1/03 to 12/31/03          $0.913       $1.081         1,551
        From 1/1/04 to 12/31/04          $1.081       $1.147         1,507
        From 1/1/05 to 12/31/05          $1.147       $1.153         1,357
        From 1/1/06 to 12/31/06          $1.153       $1.283         1,117
        From 1/1/07 to 12/31/07          $1.283       $1.343          874
        From 1/1/08 to 12/31/08          $1.343       $0.989          675

*Date subaccount began operations.
+Amount is less than 500 units.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Phoenix-Aberdeen International Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/5/01* to 12/31/01     $1.000     $0.809        180
        From 1/1/02 to 12/31/02      $0.809     $0.681        343
        From 1/1/03 to 12/31/03      $0.681     $0.886        396
        From 1/1/04 to 12/31/04      $0.886     $1.057        505
        From 1/1/05 to 12/31/05      $1.057     $1.238        458
        From 1/1/06 to 12/31/06      $1.238     $1.557        419
        From 1/1/07 to 12/31/07      $1.557     $1.767        287
        From 1/1/08 to 12/31/08      $1.767     $1.065        249
        Phoenix-Duff & Phelps Real Estate Securities Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/2/01* to 12/31/01     $1.000     $1.081        110
        From 1/1/02 to 12/31/02      $1.081     $1.197        192
        From 1/1/03 to 12/31/03      $1.197     $1.634        183
        From 1/1/04 to 12/31/04      $1.634     $2.174        196
        From 1/1/05 to 12/31/05      $2.174     $2.471        175
        From 1/1/06 to 12/31/06      $2.471     $3.344        188
        From 1/1/07 to 12/31/07      $3.344     $2.784        147
        From 1/1/08 to 12/31/08      $2.784     $1.735        113
        Phoenix-Sanford Bernstein Mid-Cap Value Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/1/01* to 12/31/01     $1.000     $1.177        315
        From 1/1/02 to 12/31/02      $1.177     $1.063        437
        From 1/1/03 to 12/31/03      $1.063     $1.479        306
        From 1/1/04 to 12/31/04      $1.479     $1.759        345
        From 1/1/05 to 12/31/05      $1.759     $1.871        359
        From 1/1/06 to 12/31/06      $1.871     $2.124        326
        From 1/1/07 to 12/31/07      $2.124     $2.139        229
        From 1/1/08 to 12/31/08      $2.139     $1.363        176
        Phoenix-Sanford Bernstein Small-Cap Value Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/1/01* to 12/31/01     $1.000     $1.170        238
        From 1/1/02 to 12/31/02      $1.170     $1.057        347
        From 1/1/03 to 12/31/03      $1.057     $1.502        276
        From 1/1/04 to 12/31/04      $1.502     $1.819        244
        From 1/1/05 to 12/31/05      $1.819     $1.931        238
        From 1/1/06 to 12/31/06      $1.931     $2.226        199
        From 1/1/07 to 12/31/07      $2.226     $2.152        131
        From 1/1/08 to 12/31/08      $2.152     $1.319        99
        Phoenix-Van Kampen Comstock Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/31/01* to 12/31/01    $1.000     $0.842        399
        From 1/1/02 to 12/31/02      $0.842     $0.649        927
        From 1/1/03 to 12/31/03      $0.649     $0.794        898
        From 1/1/04 to 12/31/04      $0.794     $0.885        884
        From 1/1/05 to 12/31/05      $0.885     $0.922        686
        From 1/1/06 to 12/31/06      $0.922     $1.101        508
        From 1/1/07 to 12/31/07      $1.101     $1.063        473
        From 1/1/08 to 12/31/08      $1.063     $0.675        396

*Date subaccount began operations.
+Amount is less than 500 units.

                                     Subaccount Subaccount     Units
                                     Unit Value Unit Value Outstanding at
                                     Beginning     End     End of Period
                Subaccount           of Period  of Period   (Thousands)
         ----------------------------------------------------------------
         Phoenix-Van Kampen Equity 500 Index Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 2/1/01* to 12/31/01      $1.000     $0.833        61
         From 1/1/02 to 12/31/02       $0.833     $0.628        91
         From 1/1/03 to 12/31/03       $0.628     $0.782        91
         From 1/1/04 to 12/31/04       $0.782     $0.849        90
         From 1/1/05 to 12/31/05       $0.849     $0.869        68
         From 1/1/06 to 12/31/06       $0.869     $0.980        505
         From 1/1/07 to 12/31/07       $0.980     $1.015        356
         From 1/1/08 to 12/31/08       $1.015     $0.628        297
         PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/1/07 to 12/31/07       $1.112     $1.158        15
         From 1/1/08 to 12/31/08       $1.158     $0.642         6
         PIMCO Total Return Portfolio - Advisor Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/1/08 to 12/31/08       $1.108     $1.146        17
         Rydex Variable Trust Inverse Government Long Bond Strategy Fund
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 8/1/03* to 12/31/03      $1.000     $1.052        18
         From 1/1/04 to 12/31/04       $1.052     $0.928        18
         From 1/1/05 to 12/31/05       $0.928     $0.868        18
         From 1/1/06 to 12/31/06       $0.868     $0.927        80
         From 1/1/07 to 12/31/07       $0.927     $0.874        74
         From 1/1/08 to 12/31/08       $0.874     $0.602        63
         Sentinel Variable Products Bond Fund
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/1/08 to 12/31/08       $1.038     $1.042        18
         Sentinel Variable Products Common Stock Fund
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/1/08 to 12/31/08       $0.922     $0.676        17
         Sentinel Variable Products Small Company Fund
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/1/08 to 12/31/08       $0.971     $0.672         8
         Templeton Developing Markets Securities Fund - Class 2
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 5/2/01* to 12/31/01      $1.000     $0.944        14
         From 1/1/02 to 12/31/02       $0.944     $0.931        18
         From 1/1/03 to 12/31/03       $0.931     $1.406        17
         From 1/1/04 to 12/31/04       $1.406     $1.732        16
         From 1/1/05 to 12/31/05       $1.732     $2.180        15
         From 1/1/06 to 12/31/06       $2.180     $2.757        14
         From 1/1/07 to 12/31/07       $2.757     $3.506        32
         From 1/1/08 to 12/31/08       $3.506     $1.637         2
         Templeton Foreign Securities Fund - Class 2
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 3/2/01* to 12/31/01      $1.000     $0.850        71
         From 1/1/02 to 12/31/02       $0.850     $0.684        128
         From 1/1/03 to 12/31/03       $0.684     $0.893        130
         From 1/1/04 to 12/31/04       $0.893     $1.045        117
         From 1/1/05 to 12/31/05       $1.045     $1.137        132
         From 1/1/06 to 12/31/06       $1.137     $1.364        128
         From 1/1/07 to 12/31/07       $1.364     $1.555        78
         From 1/1/08 to 12/31/08       $1.555     $0.915        63

*Date subaccount began operations.
+Amount is less than 500 units.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Templeton Global Asset Allocation Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 11/2/01* to 12/31/01    $1.000     $0.676         8
        From 1/1/02 to 12/31/02      $0.676     $0.904        22
        From 1/1/03 to 12/31/03      $0.904     $1.777        22
        From 1/1/04 to 12/31/04      $1.777     $1.346        22
        From 1/1/05 to 12/31/05      $1.346     $1.376        22
        From 1/1/06 to 12/31/06      $1.376     $1.646        22
        From 1/1/07 to 12/31/07      $1.646     $1.788        14
        From 1/1/08 to 12/31/08      $1.788     $1.323        14
        Templeton Growth Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/22/01* to 12/31/01    $1.000     $0.983        33
        From 1/1/02 to 12/31/02      $0.983     $0.791        70
        From 1/1/03 to 12/31/03      $0.791     $1.032        94
        From 1/1/04 to 12/31/04      $1.032     $1.182        116
        From 1/1/05 to 12/31/05      $1.182     $1.271        119
        From 1/1/06 to 12/31/06      $1.271     $1.529        121
        From 1/1/07 to 12/31/07      $1.529     $1.545        109
        From 1/1/08 to 12/31/08      $1.545     $0.880        60
        Wanger International
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/22/01* to 12/31/01    $1.000     $0.787        145
        From 1/1/02 to 12/31/02      $0.787     $0.670        327
        From 1/1/03 to 12/31/03      $0.670     $0.985        326
        From 1/1/04 to 12/31/04      $0.985     $1.267        357
        From 1/1/05 to 12/31/05      $1.267     $1.521        452
        From 1/1/06 to 12/31/06      $1.521     $2.060        354
        From 1/1/07 to 12/31/07      $2.060     $2.365        289
        From 1/1/08 to 12/31/08      $2.365     $1.271        224
        Wanger International Select
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/26/01* to 12/31/01    $1.000     $0.902        65
        From 1/1/02 to 12/31/02      $0.902     $0.755        84
        From 1/1/03 to 12/31/03      $0.755     $1.052        77
        From 1/1/04 to 12/31/04      $1.052     $1.292        79
        From 1/1/05 to 12/31/05      $1.292     $1.486        88
        From 1/1/06 to 12/31/06      $1.486     $1.995        74
        From 1/1/07 to 12/31/07      $1.995     $2.400        71
        From 1/1/08 to 12/31/08      $2.400     $1.319        60
        Wanger Select
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/25/01* to 12/31/01    $1.000     $1.138        11
        From 1/1/02 to 12/31/02      $1.138     $1.038        103
        From 1/1/03 to 12/31/03      $1.038     $1.340        97
        From 1/1/04 to 12/31/04      $1.340     $1.579        108
        From 1/1/05 to 12/31/05      $1.579     $1.723        129
        From 1/1/06 to 12/31/06      $1.723     $2.037        106
        From 1/1/07 to 12/31/07      $2.037     $2.200        101
        From 1/1/08 to 12/31/08      $2.200     $1.107        78

*Date subaccount began operations.
+Amount is less than 500 units.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Wanger USA
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/22/01* to 12/31/01    $1.000     $1.098        264
        From 1/1/02 to 12/31/02      $1.098     $0.902        667
        From 1/1/03 to 12/31/03      $0.902     $1.275        765
        From 1/1/04 to 12/31/04      $1.275     $1.490        663
        From 1/1/05 to 12/31/05      $1.490     $1.637        593
        From 1/1/06 to 12/31/06      $1.637     $1.744        506
        From 1/1/07 to 12/31/07      $1.744     $1.815        424
        From 1/1/08 to 12/31/08      $1.815     $1.081        368

*Date subaccount began operations.
+Amount is less than 500 units.

                                                                    [VERSION D]
                           Phoenix Spectrum Edge(R)
                  Phoenix Life Variable Accumulation Account
             Issued by: Phoenix Life Insurance Company ("Phoenix")


 PROSPECTUS                                                       May 1, 2009

  This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the investment options of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each investment option will be used to purchase, at net asset value, shares of a series in the following designated funds.


 AIM Variable Insurance Funds - Series  The Phoenix Edge Series Fund
 I Shares                               .  Phoenix Capital Growth Series
 .  AIM V.I. Capital Appreciation Fund  .  Phoenix Growth and Income Series
 .  AIM V.I. Core Equity Fund /1/       .  Phoenix Mid-Cap Growth Series
 .  AIM V.I. Mid Cap Core Equity Fund   .  Phoenix Money Market Series
    /1/                                 .  Phoenix Multi-Sector Fixed Income
 The Alger American Fund - Class O         Series
 Shares                                 .  Phoenix Multi-Sector Short Term
 .  Alger American Capital                 Bond Series
    Appreciation Portfolio /1/          .  Phoenix Strategic Allocation Series
 AllianceBernstein Variable Products    .  Phoenix-Aberdeen International
 Series Fund, Inc. - Class B               Series
 .  AllianceBernstein Balanced Wealth   .  Phoenix Small-Cap Growth Series/ 5/
    Strategy Portfolio                  .  Phoenix-Duff & Phelps Real Estate
 .  AllianceBernstein Wealth               Securities Series
    Appreciation Strategy Portfolio     .  Phoenix Dynamic Asset Allocation
 DWS Investments VIT Funds - Class A/      Series: Aggressive Growth/ 6/
 4/                                     .  Phoenix Dynamic Asset Allocation
 .  DWS Equity 500 Index VIP               Series: Growth/ 6/
 .  DWS Small Cap Index VIP             .  Phoenix Dynamic Asset Allocation
 Federated Insurance Series                Series: Moderate/ 6/
 .  Federated Fund for U.S. Government  .  Phoenix Dynamic Asset Allocation
    Securities II                          Series: Moderate Growth/ 6/
 .  Federated High Income Bond Fund II  .  Phoenix Mid-Cap Value Series/ 7/
    - Primary Shares                    .  Phoenix Small-Cap Value Series/ 8/
 Fidelity(R) Variable Insurance         .  Phoenix-Van Kampen Comstock Series
 Products - Service Class               .  Phoenix-Van Kampen Equity 500
 .  Fidelity VIP Contrafund(R)             Index Series
    Portfolio                           PIMCO Variable Insurance Trust -
 .  Fidelity VIP Growth Opportunities   Advisor Class
    Portfolio                           .  PIMCO CommodityRealReturn/TM/
 .  Fidelity VIP Growth Portfolio          Strategy Portfolio
 .  Fidelity VIP Investment Grade Bond  .  PIMCO Real Return Portfolio
    Portfolio                           .  PIMCO Total Return Portfolio
 Franklin Templeton Variable Insurance  The Rydex Variable Trust
 Products Trust - Class 2               .  Rydex Variable Trust Inverse
 .  Franklin Flex Cap Growth               Government Long Bond Strategy
    Securities Fund                        Fund /1/
 .  Franklin Income Securities Fund     .  Rydex Variable Trust Nova Fund /1/
 .  Mutual Shares Securities Fund       .  Rydex Variable Trust Sector
 .  Templeton Developing Markets           Rotation Fund /1/
    Securities Fund                     Sentinel Variable Products Trust
 .  Templeton Foreign Securities Fund   .  Sentinel VPT Balanced Fund
 .  Templeton Global Asset Allocation   .  Sentinel VPT Bond Fund
    Fund /2/                            .  Sentinel VPT Common Stock Fund
 .  Templeton Growth Securities Fund    .  Sentinel VPT Mid Cap Growth Fund
 Lazard Retirement Series - Service     .  Sentinel VPT Small Company Fund
 Shares                                 Summit Mutual Funds, Inc. - Summit
 .  Lazard Retirement U.S. Small Cap    Pinnacle Series
    Equity Portfolio /1,3/              .  Summit S&P MidCap 400 Index
 Lord Abbett Series Fund, Inc. - Class     Portfolio
 VC                                     The Universal Institutional Funds,
 .  Lord Abbett Bond-Debenture          Inc. - Class II Shares
    Portfolio                           .  Van Kampen UIF Equity and Income
 .  Lord Abbett Growth and Income          Portfolio
    Portfolio                           Wanger Advisors Trust
 .  Lord Abbett Mid-Cap Value Portfolio .  Wanger International Select
 Neuberger Berman Advisers Management   .  Wanger International/ 9/
 Trust - Class S                        .  Wanger Select
 .  Neuberger Berman AMT Small Cap      .  Wanger USA/ 10/
    Growth Portfolio
 .  Neuberger Berman AMT Guardian
    Portfolio
 Oppenheimer Variable Account Funds -
 Service Shares
 .  Oppenheimer Capital Appreciation
    Fund/VA
 .  Oppenheimer Global Securities
    Fund/VA
 .  Oppenheimer Main Street Small Cap
    Fund/VA


  /1/Closed to new investment on May 1, 2006. /2/Closed to new investment on October 29, 2001. See Appendix A for additional information. /3/Known as Lazard
 Retirement Small Cap Portfolio prior to June 1, 2009. /4/Formerly DWS Scudder
   Investments VIT Funds. /5/Formerly Phoenix-Alger Small-Cap Growth Series. /6/Closed to new investors on March 24, 2008-will reopen to all investors on
  June 22, 2009. /7/Formerly Phoenix-Sanford Bernstein Mid-Cap Value Series.
   /8/Formerly Phoenix-Sanford Bernstein Small-Cap Value Series. /9/Formerly Wanger International Small-Cap. /10/Formerly Wanger U.S. Smaller Companies.

  The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.
  The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  Purchasing a variable annuity within a qualified plan or Individual
Retirement Account ("IRA") does not provide any additional tax benefit.
Variable annuities should not be sold in qualified plans or IRAs because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.
  Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.

  This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2008, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:

      [GRAPHIC]                              [GRAPHIC]
                Phoenix Life Insurance
                Company                                Tel. 800/541-0171
                Annuity Operations Division
                PO Box 8027
                Boston, MA 02266-8027

                               TABLE OF CONTENTS



Heading                                              Page
---------------------------------------------------------

Glossary of Special Terms...........................    3
Summary of Expenses.................................    4
Contract Summary....................................    7
Financial Highlights................................    9
Financial Statements................................    9
Performance History.................................    9
The Variable Accumulation Annuity...................   10
Phoenix and the Separate Account....................   10
The Variable Investment Options.....................   10
 Administrative, Marketing and Support Service Fees.   11
GIA.................................................   12
Deductions and Charges..............................   12
 Annual Administrative Charge.......................   12
 Daily Administrative Fee...........................   12
 Guaranteed Minimum Accumulation Benefit Fee........   12
 Guaranteed Minimum Income Benefit Rider Fee........   13
 Mortality and Expense Risk Fee.....................   13
 Tax................................................   14
 Transfer Charge....................................   14
 Reduced Fees, Credits and Excess Interest for
   Eligible Groups..................................   14
 Other Charges......................................   14
The Accumulation Period.............................   14
 Accumulation Units.................................   14
 Accumulation Unit Values...........................   14
 Purchase of Contracts..............................   15
 Additional Programs................................   15
 Optional Benefits..................................   19
 Surrender of Contract and Withdrawals..............   21
 Contract Termination...............................   22
 Payment Upon Death Before Maturity Date............   22
Internet, Interactive Voice Response and
  Telephone Transfers...............................   24
Market Timing and Other Disruptive Trading..........   25
The Annuity Period..................................   26
 Annuity Payments...................................   26
 Annuity Payment Options............................   26
   Other Conditions.................................   28
 Payment Upon Death After Maturity Date.............   28


Heading                                                 Page

Variable Account Valuation Procedures..................   29
 Valuation Date........................................   29
 Valuation Period......................................   29
 Accumulation Unit Value...............................   29
 Net Investment Factor.................................   29
Miscellaneous Provisions...............................   29
 Assignment............................................   29
 Death Benefit.........................................   29
 Payment Deferral......................................   29
 Free Look Period......................................   30
 Amendments to Contracts...............................   30
 Substitution of Fund Shares...........................   30
 Ownership of the Contract.............................   30
 Inherited/Stretch Annuity.............................   30
Federal Income Taxes...................................   31
 Introduction..........................................   31
 Income Tax Status.....................................   31
 Taxation of Annuities in General--Nonqualified
   Plans...............................................   32
 Additional Considerations.............................   33
 Diversification Standards.............................   33
 Owner Control.........................................   33
 Taxation of Annuities in General--Qualified Plans and
   IRAs................................................   34
 Withholding and Information Reporting.................   37
Sales of Variable Accumulation Contracts...............   38
Servicing Agent........................................   39
State Regulation.......................................   39
Reports................................................   39
Voting Rights..........................................   39
Texas Optional Retirement Program......................
The Phoenix Companies, Inc. -
  Legal Proceedings about Company Subsidiaries.........   40
SAI Table of Contents..................................   40
APPENDIX A--Investment Options.........................  A-1
APPENDIX B--Deductions for Taxes.......................  B-1
APPENDIX C--Financial Highlights.......................  C-1

Glossary of Special Terms
--------------------------------------------------------------------------------

Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.

Account Value: The value of all assets held in the Separate Account.

Accumulation Unit: A standard of measurement for each investment option used to determine the value of a contract and the interest in the investment options prior to the maturity date and amounts held under Annuity Payment Option L.

Accumulation Unit Value: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

Annuitant(s)/Joint Annuitant: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date the annuitants may be changed. However, there may be tax consequences.

Annuity Payment Option: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

Annuity Unit: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.

Annuity Unit Value: On the first valuation date selected by us, we set all annuity unit values in each investment option of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the investment option on the immediately preceding valuation date multiplied by the net investment factor for that investment option for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

Claim Date: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

Contract Date: The date that the initial premium payment is invested under a contract.

Contract Owner (owner, you, your): Usually the person or entity to whom we issue the contract.

Contract value: Prior to the maturity date, the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code
(IRC) Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the investment options of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

Death Benefit Options: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner on the earliest death of any of the owners.

Fixed Payment Annuity: An annuity payment option providing payments with a fixed dollar amount after the first payment is made.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

Inherited/Stretch Annuity: A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner's Contract.

Maturity date: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant's 95/th/ birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

Minimum Guaranteed Interest Rate: The minimum interest rate credited to amounts held in the GIA. This rate will never be less than the statutory required minimum interest rate under applicable state insurance law.

Minimum Initial Payment: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

..  Nonqualified plans--$5,000
..  Bank draft program--$50

..  IRA/Qualified plans--$2,000


Net Asset Value: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

Phoenix (our, us, we, company): Phoenix Life Insurance Company.


Spouse: Federal law defines "spouse" under the Defense of Marriage Act (DOMA), as a man or a woman legally joined. Neither individuals married under State or foreign laws that permit a marriage between two men or two women nor individuals participating in a civil union or other like status are spouses for any federal purposes, including provisions of the Internal Revenue Code relevant to this Contract.


Valuation Date: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

Summary of Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.


CONTRACT OWNER TRANSACTION EXPENSES
  Deferred Surrender Charge (as a percentage of amount       This table describes the fees and expenses that you will pay
  surrendered:                                               at the time that you surrender the contract or transfer value
     Age of Premium Payment in Complete Years 0....... 7%    between the investment options. State premium taxes,
     Age of Premium Payment in Complete Years 1....... 6%    ranging from 0.00% to 3.50%, depending on the state, may
     Age of Premium Payment in Complete Years 2....... 5%    also be deducted.
     Age of Premium Payment in Complete Years 3....... 4%
     Age of Premium Payment in Complete Years 4....... 3%
     Age of Premium Payment in Complete Years 5....... 2%
     Age of Premium Payment in Complete Years 6....... 1%
     Age of Premium Payment in Complete Years 7+...... None

  Transfer Charge/1/
     Current.......................................... None
     Maximum.......................................... $20

/1/ We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge."

ANNUAL ADMINISTRATIVE CHARGE
  Current/2/...................................    $35
  Maximum......................................    $35

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)

  Death Benefit Option 1 - Return of Premium           This table describes the fees and expenses that you will pay
  Mortality and Expense Risk Fee...............  .975% periodically during the time that you own the contract, not
  Daily Administrative Fee.....................  .125% including annual fund fees and expenses.
  Total Annual Separate Account Expenses....... 1.100%

  Death Benefit Option 2 - Annual Step-up
  Mortality and Expense Risk Fee............... 1.125%
  Daily Administrative Fee.....................  .125%
  Total Annual Separate Account Expenses....... 1.250%

  Death Benefit Option 3 - Relief Amount /3/
  Mortality and Expense Risk Fee............... 1.275%
  Daily Administrative Fee.....................  .125%
  Total Annual Separate Account Expenses....... 1.400%

/2/ This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."
/3/ This death benefit option is subject to state approval. Additionally, this death benefit option will not be offered after May 1, 2007.

                             Optional Benefit Fees


       This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the applicable charges shown in the preceding tables in this Summary of Expenses.


       Since you can only elect one guaranteed benefit option, you should consult with your financial advisor as to whether the GMAB or the GMIB fits your particular needs.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FEE/1,3/

(as a percentage of the greater of the Guaranteed Amount or Contract Value)
       Current..................................... 0.500%
       Maximum..................................... 1.000%

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) FEE/2,3/

(as a percentage of the Guaranteed Annuitization Value)
       Current.................... 0.600%
       Maximum.................... 1.000%

/1/ The Guaranteed Minimum Accumulation Benefit fee is deducted annually on the contract anniversary, only if the benefit is selected. The current charge is locked in at the time you elect the benefit. See "Optional Benefits."

/2/ The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."
/3/ For current rates effective in prior periods, please contact the Annuity
    Operations Division.


The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2008, charged by the funds that you may pay indirectly during the time that you own the contract. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.



         TOTAL ANNUAL FUND OPERATING EXPENSES
                                          Minimum Maximum
                                          ------- -------
  Gross Annual Fund Operating Expenses...  0.33%   4.12%
  Net Annual Fund Operating Expenses/1/..  0.33%   4.12%


       /1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series
           Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2010. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

EXPENSE EXAMPLES

If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:


                        Death Benefit Option 1
                        ----------------------

                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------
                        $1,250  $2,287  $3,294   $5,865

                        Death Benefit Option 2
                        ----------------------

                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------
                        $12643  $2,327  $3,355   $5,961

                        Death Benefit Option 3/1/
                        -------------------------

                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------
                        $1,279  $2,366  $3,415   $6,056


If you do not surrender or do not annuitize your contract at the end of the applicable time period, your maximum costs would be:


                        Death Benefit Option 1
                        ----------------------

                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------
                        $620    $1,837  $3,024   $5,865

                        Death Benefit Option 2
                        ----------------------

                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------
                        $634    $1,877  $3,085   $5,961

                        Death Benefit Option 3/1/
                        -------------------------

                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------
                        $649    $1,916  $3,145   $6,056

/1/ This death benefit option will not be offered after May 1, 2007.


These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, maximum of all applicable riders and benefit fees, and the maximum fund fees and expenses that were charged for the year ended 12/31/08.


The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum total operating expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table to the left.

Contract Summary
--------------------------------------------------------------------------------


  This prospectus contains information about all material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.


Overview

  The contract is designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans and Individual Retirement Accounts ("IRAs") should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan or IRA and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."


  The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds and the owner assumes the risk of gain or loss according to the performance of the underlying funds while investments in the GIA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract.

  For more information, see "The Variable Investment Options," and "GIA."


  Although investment performance is not guaranteed in a variable annuity, each Optional Benefit rider available with this annuity provides a type of guarantee but only if you meet certain conditions. You should read the section entitled "Optional Benefits" carefully if you think you maybe interested in one of the Optional Benefit riders. When choosing any Optional Benefit rider for your annuity, it is important to understand if your long-term need for a guarantee pertains to accumulation, income, future withdrawals, or a combination thereof to ensure the Optional Benefit you choose suits your financial long term needs. You should know that all guarantees are based on the claims paying ability of the issuing company. When purchasing any annuity with a guaranteed benefit, you should not only consider the additional costs of the living benefit but compare the total cost of the annuity to determine if the annuity suits your needs.

  You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the maturity date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans and IRAs."


Suitability
  Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. You should make sure you understand all the options for payment and how long you must wait before annuity payments begin. Additionally, while an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.


  Annuities that are offered to fund a qualified plan or an IRA, do not provide any additional tax deferred advantages. If your only or main investment objective for your qualified plan or IRA is tax deferral, an annuity product may be more expensive than other products that provide tax deferred benefits.


Replacements
  Replacing any existing contract with this contract may not be to your advantage. You should talk with your registered representative before you replace your variable annuity contract. You should carefully compare the risks, charges, and benefits of your existing contract to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your contract could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable annuity contract, you generally cannot reinstate it unless the insurer is required to reinstate the previous contract under state law. This is true even if you choose not to accept your new variable annuity contract during your "free look" period.

Conflicts of Interest
  Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Sales of Variable Accumulation Contracts" section of this prospectus.

Investment Features

Flexible Premium Payments
.. Other than the minimum initial payment, there are no required premium payments.

..  You may make premium payments anytime until the maturity date.

..  You can vary the amount and frequency of your premium payments.

Minimum Premium Payment
.. Generally, the minimum initial premium payment is $2,000 for a qualified plan and $5,000 for nonqualified plans. For more information, see "Purchase of Contracts."

Allocation of Premiums and Contract Value
.. Premium payments are invested in one or more of the investment options and the GIA. Each investment option invests directly in a professionally managed fund.

.. Prior to the maturity date, you may elect to transfer all or any part of the contract value among one or more investment options or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the maturity date under variable annuity payment options, you may elect to transfer all or any part of the contract value among one or more investment options. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Market Timing and Other Disruptive Trading."

.. The contract value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.

.. The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).

.. For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to the Maximum GIA Percentage. The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.

.. You may also elect an asset allocation or strategic program through which to allocate your premiums and contract value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."

Withdrawals
.. You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

.. Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary. For more information, see "Deductions and Charges--Surrender Charges."


.. Withdrawals may be subject to income tax on any gains plus a 10% penalty tax if the policyholder is under age 59 1/2. For more information, see "Federal Income Taxes."

..  Prior to the maturity date, contract owners who have elected the Guaranteed
   Minimum Income Benefit Rider ("GMIB") may request partial withdrawals to be made either pro rata from all investment options and the GIA or from a specific investment option.

..  Withdrawals may negatively impact guarantees provided by certain Optional
   Benefit riders if certain conditions are not met. Please see the section entitled "Optional Benefits" for further details.


Deductions and Charges

From the Contract Value
.. Annual Administrative Charge--currently, $35 each year. For more information, see "Deductions and Charges."

.. Guaranteed Minimum Accumulation Benefit Fee--for contracts issued on or after October 11, 2004, the fee equals 0.50%, multiplied by the greater of the guaranteed amount or contract value on the date the fee is deducted. For more information, see "Deductions and Charges."

..  Guaranteed Minimum Income Benefit Rider Fee--for contracts issued before
   September 8, 2003, the fee equals 0.40% multiplied by the Guaranteed Annuitization Value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the Guaranteed Annuitization Value on the date the fee is deducted. For more information, see "Deductions and Charges."

.. Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

               -------------------------------------------------
               Percent           7%  6%  5%  4%  3%  2%  1%  0%
               -------------------------------------------------
               Complete Premium  0   1   2   3   4   5   6   7+
               Payment Years
               -------------------------------------------------

.. Taxes--from the contract value upon premium payment or commencement of annuity payments.

  . Phoenix will reimburse itself for such taxes upon the remittance to the applicable state.

.. Transfer Charge--currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

From the Separate Account
.. Daily administrative fee--currently, 0.125% annually. For more information, see "Deductions and Charges."

.. Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Deductions and Charges."

Other Charges or Deductions
  In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

Death Benefit
  The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

Death Benefit Options
  The contract currently offers three death benefit options. However, after May 1, 2007, only two death benefit options will be offered. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

  For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

Additional Information

Free Look Period
  You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

  For more information, see "Free Look Period."

Termination
  If on any valuation date the total contract value equals zero, the contract will immediately terminate without value.


Community and Marital Property States
  If the Policyholder resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The policyholder should consult with legal counsel regarding this designation. Should spousal consent be required, we are not liable for any consequences resulting from the failure of the policyholder to obtain proper consent.

Financial Highlights
--------------------------------------------------------------------------------

  Financial highlights give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past 10 years, or since the investment option began operations, if less. These tables are highlights only. The tables are set forth in Appendix C.

  More information, including the Separate Account and Company Financial Statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

Financial Statements
--------------------------------------------------------------------------------


  The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2008, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life Insurance Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one or by writing to us at Phoenix Variable Products Mail Operations, P. O. Box 8027, Boston, MA 02266-8027, or by visiting our website www.phoenixwm.com. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. The financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account rates that we credit during a guarantee period.


Performance History
--------------------------------------------------------------------------------


  We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one, five and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.

The Variable Accumulation Annuity
--------------------------------------------------------------------------------

  The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than Phoenix. To the extent that premium payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of Phoenix and Phoenix will guarantee specified monthly annuity payments.

Phoenix and the Separate Account
--------------------------------------------------------------------------------


  On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock company life insurance company by "demutualizing" pursuant to a plan of reorganization approved by New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc. ("PNX") a newly formed, publicly traded Delaware corporation.

  Our executive and our administrative offices are located at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity Contracts through producers of affiliated distribution companies and through brokers.

  On June 21, 1982 we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Phoenix. On July, 1 1992 the Separate Account's domicile was transferred to New York.

  The Separate Account has several investment options with varying degrees of investment risk. You may make contributions to the Separate Account but you assume all of the investment risk for the contract value that you contribute and allocate to the Separate Account. Under New York law these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer. We reserve the right to add, remove, modify, or substitute any investment option in the Separate Account.

  Obligations under the contracts are obligations of Phoenix. You may make contributions to the GIA/1/ which is supported by the assets in Phoenix's general account and such contributions are not invested in the Separate Account. The GIA is part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the "GIA" section below.

Contract Guarantees
  Any guarantee under the contract, such as interest credited to the GIA or any guarantees provided by a rider to your variable annuity are paid from our general account. Therefore, any amounts that we may pay under the contract as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it.

  Under New York law, insurance companies are required to hold a specified amount of reserves in order to meet the contractual obligations of their general account to contract owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks. Useful information about Phoenix's financial strength, including information on our General Account portfolio of investments, may be found on our website located under "About Us"/"Financial Strength" along with information on ratings assigned to us by one or more independent rating organizations. Additionally, the consolidated financial statements and financial schedules from PNX and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2008, may also be found on our website, pheonixwm.com, or a copy of any of the above referenced documents may be obtained for free by calling our Annuity Operations Division.


The Variable Investment Options
--------------------------------------------------------------------------------

  You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

  The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

  Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

  In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

  Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.

  You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.

Administrative, Marketing and Support Service Fees
  The Company and the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.

  Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.


  The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The Phoenix Edge Series Fund pays a flat fee to Phoenix Life Insurance Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. The flat fee rates may be as much as $1.6 million. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as party of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.

  These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account's investments in the funds.

  These administrative services may include but are not limited to soliciting applications for Variable Contracts issued by the Company, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting Variable Contract owners' interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds' prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of Variable Contract owner's); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.

  For additional information concerning the available investment options, please see Appendix A.

GIA
--------------------------------------------------------------------------------

  In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

  We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

  Prior to the maturity date you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:

                    .Year One:      25% of the total value
                    .Year Two:      33% of remaining value
                    .Year Three:    50% of remaining value
                    .Year Four:     100% of remaining value

  Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

  Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA Restrictions
  For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. These restrictions are subject to state insurance department approval.

  If you elect the Guaranteed Minimum Accumulation Benefit, you may not allocate premiums or transfer values to the GIA. These restrictions as well as the availability of the GIA are subject to state insurance department approval.

Deductions and Charges
--------------------------------------------------------------------------------

Annual Administrative Charge
  We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

  The maximum annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the investment options or GIA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

Daily Administrative Fee
  We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the investment options. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described below. (This fee is not deducted from the GIA.)

Guaranteed Minimum Accumulation Benefit Fee
  If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary during the ten-year term. If this benefit terminates on a contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each investment option bearing a pro rata share of such fee based on the proportionate contract value of each investment option. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

  The fee percentage is locked in at the time you elect this benefit. Currently, the fee percentage is equal to 0.500%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. However, we reserve the right to charge up to 1.000%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted.

  If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect the Guaranteed Minimum Income Benefit.

Guaranteed Minimum Income Benefit Rider Fee
  If the Guaranteed Minimum Income Benefit rider is part of your contract, we will deduct a fee. For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the Guaranteed Annuitization Value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, the fee for this rider is equal to 0.60% multiplied by the Guaranteed Annuitization Value on the date the rider fee is deducted.

  The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each investment option and GIA, if available, bearing a pro rata share of such fee based on the proportionate contract value of each investment option and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


  The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract value on the date the fee is deducted. The current charge is locked in at the time you elect this benefit.


  We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage of 1.00%. The fee percentage is locked in on the date that this rider is added to the contract.

  If you elect the Guaranteed Minimum Income Benefit, you will be unable to elect the Guaranteed Minimum Accumulation Benefit.

Mortality and Expense Risk Fee
  We make a daily deduction from each investment option for the mortality and expense risk fee. The charge is assessed against the daily net assets of the investment options and varies based on the death benefit option you selected. The charge under each death benefit option is equal to the following percentages on an annual basis:

--------------------------------------------------------------------------------------------------------------------
   Death Benefit Option 1 - Return        Death Benefit Option 2 - Annual            Death Benefit Option 3
             of Premium                               Step-up                          - Relief Amount/1/
--------------------------------------------------------------------------------------------------------------------
                .975%                                 1.125%                                 1.275%
--------------------------------------------------------------------------------------------------------------------

/1/ This death benefit option will not be offered after May 1, 2007.

  Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

  In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

  No mortality and expense risk fee is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

  We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

Surrender Charges
  A surrender charge may apply to withdrawals or a full surrender of the contract prior to the maturity date or after the maturity date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and death benefits. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for one year. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

  The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

  The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

               -------------------------------------------------
               Percent           7%  6%  5%  4%  3%  2%  1%  0%
               -------------------------------------------------
               Complete Premium  0   1   2   3   4   5   6   7+
               Payment Years
               -------------------------------------------------

  Surrender charges imposed in connection with partial withdrawals will be deducted from the investment options and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

  Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected investment options and GIA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining contract value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

Tax
  Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

  We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Transfer Charge
  Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

Reduced Fees, Credits and Excess Interest for Eligible Groups
  We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge or credit excess interest when sales of the contracts are made to certain eligible groups that result in savings of sales expenses. We will consider the following characteristics:

(1)the size and type of the group of individuals to whom the contract is offered;

(2)the amount of anticipated premium payments;

(3)whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4)internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

  Any reduction or elimination of surrender or administrative charge credit of additional amounts or bonus Guaranteed Interest Rates will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

Other Charges
  As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

The Accumulation Period
--------------------------------------------------------------------------------

  The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

Accumulation Units
  An Accumulation Unit is used to calculate the value of a contract. Each investment option has a corresponding Accumulation Unit Value. The number of Accumulation Units of an investment option purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that investment option next determined after receipt of the premium payment. The value of the accumulation units of an investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.

Accumulation Unit Values
  On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.

Purchase of Contracts
  Generally, we require minimum initial premium payments of:

..  Nonqualified plans--$5,000

..  Bank draft program--$50
  . You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available investment option or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.


..  IRA/Qualified plans--$2,000

  .  We require minimum subsequent premium payments of $100.

  The initial payment is due and payable before the contract becomes effective.

  The minimum age of the proposed owner to purchase a contract is the age of majority in the state where the contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

  Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment, after the five day period, while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

  Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Programs and Benefits."

  Premium payments received under the contract will be allocated in any combination to any investment option or GIA in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

  For certain eligible groups we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1)the make-up and size of the prospective group;

(2)the method and frequency of premium payments; and

(3)the amount of compensation to be paid to registered representatives on each premium payment.

  Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

  For contracts issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage.

Additional Programs
  You may elect any of the additional programs described below at no charge. If you purchase a contract with GMAB, you must also elect an asset allocation or strategic program on the contract date. Otherwise you may elect any of the programs at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

Asset Allocation and Strategic Programs
  Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

  We currently offer the following: programs: Franklin Templeton Founding Investment Strategy, Franklin Templeton

Perspectives Allocation Model, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

  You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

Selecting a Program and Option
  If you purchase a contract without GMAB, participation in a program is not required. If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may, at any time, switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Annuity Operations Division. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.


Program Availability for GMAB
  When you elect the GMAB Optional Benefit rider you must allocate all premium to one program or program option that is available at the time of your election. (To simplify this discussion, the term "program" refers to both a program and a program option for those programs offering more than one investment option.) Contract value and premium may never be allocated to more than one program. Transfers of partial contract value are not permitted.

  Different programs have been offered with the GMAB during various time periods. We may discontinue, modify, or amend programs and we may make different programs available in the future. For all time periods, regardless of program availability changes, you will be permitted to remain in the program in which you are invested and to allocate additional premium to that program. You may not transfer into a program that is not available on the date of the requested transfer. However, prior to June 22, 2009, you are permitted to transfer back into a program in which you were previously invested, even if it is not listed as generally available on the date of the transfer request. You should note that, beginning with the June 22, 2009 program availability changes, if you transfer out of a program, you will not be able to transfer back into that program if it is not available on the date of the requested transfer. The table below shows program availability during various time periods:



               -------------------------------------------------
                                          GMAB
               -------------------------------------------------
               Beginning  Phoenix Dynamic:
               6/22/2009    .  Moderate
                            .  Moderate Growth
               -------------------------------------------------
               Prior to   Phoenix-Ibbotson Strategic:
               6/22/2009    .  Conservative
                            .  Moderately Conservative
                            .  Moderate
                            .  Moderately Aggressive
                            .  Aggressive
                            .  Phoenix Dynamic:
                            .  Moderate
                            .  Moderate Growth
                            .  Growth
                            .  Aggressive Growth
                          Franklin Founding
                          Franklin Templeton Perspectives
                          Alliance Balanced Wealth
               -------------------------------------------------



Program Required for GMAB
  If you purchase a contract with GMAB, you must select one of the approved programs through which to allocate your premium payments and Contract Values. When you participate in a program 100% of your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and option within that program.

  You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another as well as to any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMAB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMAB if it already terminated. If a program is eliminated while GMAB is in effect, you will receive notice of such elimination, and you must choose, in consultation with your registered representative, among the other programs and options available at that time. Otherwise, GMAB will terminate without value.

  A brief description of each program follows:


..  AllianceBernstein VPS Balanced Wealth Strategy
  The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.

..  Franklin Templeton Founding Investment Strategy
  Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below.

  On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Income Securities Fund--34%

  .  Mutual Shares Securities Fund--33%

  .  Templeton Growth Securities Fund--33%

..  Franklin Templeton Perspectives Allocation Model
  Through the Franklin Templeton Perspectives Allocation Model, premium payments and contract value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the contract value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Flex Cap Growth Securities Fund--34%

  .  Mutual Shares Securities Fund--33%

  .  Templeton Growth Securities Fund--33%

..  Phoenix-Ibbotson Strategic Asset Allocation

  (Closed to new investment on June 22, 2009.)

  Phoenix and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:

  .  Conservative Portfolio

  .  Moderately Conservative Portfolio

  .  Moderate Portfolio

  .  Moderately Aggressive Portfolio

  .  Aggressive Portfolio

  On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elected to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on or after September 10, 2007, on an annual basis we will reallocate the contract value allocated to the investment options in the program so that, following this reallocation, the percentage in each of those investment options equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

..  Phoenix Dynamic Asset Allocation Series
  The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

  .  Phoenix Dynamic Asset Allocation Series: Moderate

  .  Phoenix Dynamic Asset Allocation Series: Moderate Growth

  .  Phoenix Dynamic Asset Allocation Series: Growth

  .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth

  If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

Asset Rebalancing Program

  The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. Asset Rebalancing does not permit transfers to or from the GIA. We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. These transfers will occur on the date you specify (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.


Dollar Cost Averaging Program
  The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

  Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.


  All transfers under the Dollar Cost Averaging Program will be processed on the date you specify (provided we receive the request in good order). If you do not specify a date, the transfer will be processed on the basis of values next determined after receipt of the request in good order. If either of these dates fall on a holiday or weekend, then the transfer will occur on the next succeeding Valuation Date.


  The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or, except as described below, while the Asset Rebalancing Program is in effect.

  The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

  We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.

  You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.


  All transfers under the Enhanced Dollar Cost Averaging Program will be processed on the basis of values next determined after receipt of the transfer request in good order. If that day falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.


  In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.

  After the cancellation date, you may transfer the Net Value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the investment options without being subject to the Maximum GIA Percentage.

  We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs
  If you elect to participate in the Franklin Templeton Perspectives Allocation Model, Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

1.Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and

2.Asset Rebalancing with monthly rebalancing in the Franklin Templeton
  Perspectives Allocation Model or the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.

  If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.

Interest Investment Program
  We may, at different times, offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.

  You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

  You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

  Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

  The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

  The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

Systematic Withdrawal Program
  Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract value with each investment option and GIA bearing a pro rata share.


  The minimum withdrawal amount is $100. Withdrawals will be processed on the date you specify (provided we receive the request in good order) unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. If no date is specified by you, then withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied to the withdrawal.


  You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program.


  Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59 1/2. See "Federal Income Taxes."


Optional Benefits
  For an additional charge, you may elect one of the optional benefits described below. Generally you must elect a benefit on the contract date unless otherwise stated. If we allow you to elect a benefit after the contract date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the contract date.

  Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your contract if any of these benefits are chosen.

  If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your financial advisor.

Guaranteed Minimum Accumulation Benefit ("GMAB")
  The GMAB is available with contracts issued on or after October 11, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit must be elected prior to issue and may be terminated at any time by request.

  A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges."

  The benefit is available if each owner and annuitant are less than 81 years old on the rider date.

  The GMAB is available only if you allocate your premiums to an approved asset allocation or strategic program, and if you remain fully invested in the program for the term of the benefit.

  This benefit is not available to you if you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity.

Guaranteed Amount
  The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus
(B) minus (C), where:

   A =the contract value on the rider date.

   B =100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

   C =pro rata adjustment for withdrawals from the contract during the term.
      The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the contract value immediately prior to the withdrawal.

  Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

Additional Amount
  If on the last day of the term:

  . the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

  . the contract value is greater than or equal to the guaranteed amount base; we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.

  . the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

  If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

Benefit Termination
  This benefit will terminate at the end of the term or upon the occurrence of any of the following:

  . the date that any portion of the contract value is not invested according to an asset allocation model established and maintained by us for the benefit;

  .  the date that a full surrender is made;

  . the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

  .  the contract annuitizes; or

  .  the termination of the contract.

  If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.

Guaranteed Minimum Income Benefit Rider ("GMIB")
  This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

  The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60/th/ birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can exercise it, upon written notice only, within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90/th/ birthday.

  A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See "Deductions and Charges" above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the contract date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.

  This benefit is not available to you if you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity.

Guaranteed Annuitization Value
  On and before the contract anniversary following the older annuitant's 85/th/ birthday, the guaranteed annuitization value shall be equal to the lesser of
(i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

   A =the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

   B =the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

   C =the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

   D =any tax that may be due.

  After the contract anniversary following the older annuitant's 85/th/ birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

   A =the guaranteed annuitization value on the contract anniversary following the older annuitant's 85/th/ birthday.

   B =the sum of premium payments made after the contract anniversary following the older annuitant's 85/th/ birthday.

   C =the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary follows the older annuitant's 85/th/ birthday.

   D =any tax may be due.

Guaranteed Annuitization Value Reduction
  A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

Effective Annual Rate
  On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

  After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.

  Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.
4.each contract anniversary.

Termination of This Rider
  You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1.the 30/th/ day after the last contract anniversary that occurs after the older Annuitant's 90/th/ birthday;

2.the termination of the contract to which this rider is attached;

3.the date a death benefit becomes payable under the contract to which this rider is attached;

4.the date annuity payments commence under the contract to which this rider is attached; and

5.the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB Annuity Payment Options
  Under this rider, you may only elect one of the following annuity payment options:

  GMIB Option A -- Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

  GMIB Option B -- Non-Refund Life Annuity: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

  GMIB Option D -- Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

  GMIB Option F -- Joint and Survivorship Life Annuity with 10-Year Period
Certain: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

Payment Upon Death After Maturity Date
  If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.")

  If there is a surviving owner, the payments continue as if there had been no death.

  If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

  For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.

                   Important Information regarding the GMIB
   While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

.. The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

..  The GMIB is irrevocable once elected.

.. You may not change any annuitant or joint annuitant while the GMIB is in effect.

.. The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

.. You should consult with a qualified financial advisor if you are considering the GMIB.


.. The GMIB is only available if approved in your state and if we offer it for use with the contract.

.. The minimum monthly fixed annuity payment amount under the GMIB may be less than the annuity payment amount under the Contract even if the guaranteed annuitization value is greater than contract value.


Surrender of Contract and Withdrawals

  If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Variable Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. Withdrawals are subject to income tax plus a penalty tax of 10% if the policyholder is under age 59 1/2. See "Federal Income Taxes." Withdrawals may negatively impact guarantees provided by certain Optional Benefit riders if certain conditions are not met. Please see the section entitled "Optional Benefits" for further details.

  The appropriate number of accumulation units of an investment option will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise. contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract maturity date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

  Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.


  For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your contract provides for loans) over $100,000.


Contract Termination
  The contract will terminate without value, if on any valuation date the contract value is zero. Phoenix will notify you in writing that the contract has terminated.

Payment Upon Death Before Maturity Date

When is the Death Benefit Payable?
  A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

Who Receives Payment?

..  Death of an Owner/Annuitant
  If the owner/annuitant dies before the contract maturity date, the death benefit will be paid to the owner/annuitant's beneficiary. If the spouse is the beneficiary, see "Spousal Beneficiary Contract Continuance."

..  Death of an Owner--Multiple Owners
  If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

..  Death of an Annuitant who is not the Owner
  If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant and the contract continues, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of an annuitant or joint annuitant will not cause the death benefit to be paid.

..  Death of Owner who is not the Annuitant
  If the owner who is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner's beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see "Spousal Beneficiary Contract Continuance."

..  Spousal Beneficiary Contract Continuance
  If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the named contract beneficiary, the spousal beneficiary can continue the contract as the contract owner.

..  Ownership of the Contract by a Non-Natural Person
  If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.

What is the Death Benefit Amount?
  The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

..  Death Benefit Option 1--Return of Premium
  Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

     a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
     b) the contract value on the claim date.

..  Death Benefit Option 2--Annual Step-up
  This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

  Upon the death of the owner who has not attained age 80, the death benefit is the greatest of:

     a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
     b) the contract value on the claim date; or
     c) the annual step-up amount (as defined below).

  Upon the death of the owner who has attained age 80, the death benefit is the greater of:

     a) the death benefit amount in effect at the end of the contract year prior to the owner attaining age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner attaining age 80; or
     b) the contract value on the claim date.

  If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age.

  Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

  Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

..  Death Benefit Option 3--Relief Amount
  The availability of this option is subject to state approval. Additionally, this death benefit option will not be offered after May 1, 2007.

  This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76 on the contract date.

  Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:

     a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
     b) the contract value on the claim date plus 40% of the relief amount (as defined below).

  Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:

     a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
     b) the contract value on the claim date plus 25% of the relief amount (as defined below).

  If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse's attained age as of the date we continue the contract.

Accumulation Enhancement
  Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:

  . 120 consecutive days of confinement prior to the maturity date, after the first contract year; and

  .  the 120 days must occur prior to the owner attaining age 91.

  The enhancement provides:

  . that we will pay 40% of the relief amount (if the owner has not attained age 70 on the contract date) or 25% of the relief amount (if the owner is between the ages of 70-75 on the contract date);

  . that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the contract value over a period of 50 months, in the amount of 2% per month, while the owner is alive;

  . that even if the owner is dismissed from the facility/ nursing home prior to the 50 months expiring, we will continue to increase the contract value for 50 months;

  . that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and

  . this benefit is separate from the relief amount that is calculated at death.

  The monthly benefit payments will be added to the contract value according to the current allocation schedule on file. The owner can remove the payments from the contract value via partial withdrawals and surrender charges will be waived.

  Relief Amount: the relief amount is equal to the contract value less modified premium payments not to exceed the following maximum amount:

  . When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:

     1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus
     2) the sum of premium payments (made during the prior 12 months of the death benefit calculation date) minus
     3) the sum of monthly benefits (as defined below) credited to the contract value.
  . When the eldest owner on the contract date is between the ages of 70-75, the maximum relief amount equals 100% multiplied by:

     1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus
     2) the sum of premium payments (made during the 12 months prior to the death benefit calculation date) minus
     3) the sum of monthly benefits (as defined below) credited to the contract value.

  Modified Premium Payments: equals the sum of all premium payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the contract value and the modified premium payments prior the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.

  Monthly Benefit: is the monthly amount credited to the contract value when a claim under the Accumulation Enhancement is being paid.


  There are a number of options for payment of the death benefit, including lump sum, systematic withdrawals and annuity. If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum. (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may be subject to state inheritance or estate taxes and we may be required to pay such taxes prior to distribution. See "Deductions and Charges--Tax." There are specific Internal Revenue Code requirements regarding payment of the death benefits, see "Federal Income Taxes--Distribution at Death." A recipient should consult a legal or tax adviser in selecting among the death benefit payment options.

  Death benefit proceeds will be payable in a single lump sum. At the time of payment you may elect to have the full death benefit amount sent to you or to have the proceeds credited to the Phoenix Concierge Account ("PCA"), an interest bearing checking account with check writing privileges. If you do not affirmatively elect to have the full death benefit amount sent to you, the PCA will become the default method of payment when the death claim is greater than or equal to $5,000 and the beneficiary is an individual, trust or estate. You may opt out of the PCA at any time by writing a check from the PCA for the full amount of your balance or by calling our Annuity Service Center. The PCA is generally not offered to corporations or similar entities.

  The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company.


  We reserve the right to discontinue offering any one of the available death benefit options in the future.

  If you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity, only the Return of Premium death benefit is available to you.

Internet, Interactive Voice Response and Telephone Transfers
--------------------------------------------------------------------------------

  You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone. The Company may discontinue any of these options and may provide other options at any time.

  Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

  We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

  Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the contract value among one or more investment options or the GIA subject to the limitations established for the GIA. A transfer from an investment option will result in the redemption of accumulation units and, if another investment option is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options or the GIA does not automatically change the premium payment allocation schedule of your contract.


  You may also request transfers and changes in premium payment allocations among available investment options or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date, or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. Like an individual transfer request, the transfer request must be submitted in good order to be processed.


  We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

  Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA, at any one time, cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.


  No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. We do not charge for transfers at this time. However, we reseve the right to charge a fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the 12 transfer limit. Currently, 12 transfers are permitted from the investment options and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."


  For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first contract year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the contract value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

Market Timing and Other Disruptive Trading
--------------------------------------------------------------------------------

  We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

  "Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

.. dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;

.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

  To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

  Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),


.. implement and administer redemption fees imposed by one or more of the underlying funds, or


..  impose other limitations or restrictions.


  Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. We monitor these transfers on an individual basis, rather than on a batch basis.


  We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

  Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will, to the best of our ability, apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

  Currently, we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

  We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

  We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

  We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

  Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.

  We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period
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  The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments
  Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a fixed payment annuity is selected. No surrender charge is taken. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

  If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.


  Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95/th/ birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1/st/ of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA"). A policyholder can defer the maturity date to the contract anniversary nearest the annuitant's 95/th/ birthday if we receive documentation concerning the policyholder's satisfaction of Internal Revenue Code Required Minimum Distributions. See "Federal Income Taxes".

  The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date.


Annuity Payment Options
  Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to AOD on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Variable Annuity Payment Options K or L.

  With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.

  The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

  The level of annuity payments payable under the following annuity payment options is based upon the annuity payment option selected, and such factors as the age of the annuitant, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

  We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. For more information, see "Deductions and Charges." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

  The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

Option A--Life Annuity with Specified Period
  A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

Option B--Non-Refund Life Annuity
  A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

Option D--Joint and Survivor Life Annuity
  A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

Option E--Installment Refund Life Annuity
  A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

Option F--Joint and Survivor Life Annuity with 10-Year Period Certain
  A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

Option G--Payments for Specified Period
  A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

Option H--Payments of Specified Amount
  Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

Option I--Variable Life Annuity with 10-Year Period Certain
  A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

Option J--Joint Survivor Variable Life Annuity with 10-Year Period Certain
  A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

Option K--Variable Annuity for a Specified Period
  A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each investment option and affect the amount of future payments. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

Option L--Variable Life Expectancy Annuity
  This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

Option M--Unit Refund Variable Life Annuity
  This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each investment option multiplied by the current annuity unit value for that investment option. The number of remaining annuity units for each investment option will be calculated as follows:

1)the net amount in the investment option applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus

2)the sum of the annuity units released from the investment option to make the payments under this option.

  You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

Option N--Variable Non-Refund Life Annuity
  A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

Other Options and Rates
  We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

Other Conditions
  Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.


  Federal income tax requirements also provide that participants in IRAs must begin required minimum distributions ("RMDs") by April 1 of the year following the year in which they attain age 70 1/2. RMDs do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Administratively, we will assist policyholders in compliance with RMD requirements.

  Amounts up to the RMD may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.


  If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

  Currently, transfers between investment options are available for amounts allocated to any of the variable annuity payment options except Annuity Payment Option M.

Payment Upon Death After Maturity Date
  If an owner dies on or after the maturity date and there is no surviving owner, any remaining period certain annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.") If there is a surviving owner, the payments continue as if there had been no death.

  If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining period certain annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

  For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.

Variable Account Valuation Procedures
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Valuation Date
  A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.the NYSE is closed or may have closed early;

2.the SEC has determined that a state of emergency exists; or

3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

  The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Valuation Period
  Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

Accumulation Unit Value
  The value of one accumulation unit was set at $1.000 on the date assets were first allocated to an investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that investment option.

Net Investment Factor
  The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.

Miscellaneous Provisions
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Assignment
  Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

  A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Option 1.

Death Benefit
  In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral

  Payment of surrender, withdrawal or death proceeds usually will be made in one lump sum within seven days after receipt of the written request by our Annuity Operations Division in good order unless another payment option has been agreed upon by you and us.


  However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or
(d) exist.

  Payment of the contract value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.

  Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Free Look Period

  You have the right to review and return the Contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable law requires) after you receive it and cancel the Contract. You will receive in cash the Contract Value plus any charges made under the Contract as of the date of cancellation. However, if applicable state law requires a return of premium payments, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.


Amendments to Contracts
  Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares
  If, in the judgment of Phoenix's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another investment option for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required and, where required, one or more state insurance departments.

Ownership of the Contract
  Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

Inherited/Stretch Annuity Feature

  This Contract provides for an Inherited/Stretch Annuity Feature that may be requested by the beneficiary of a deceased Contract Owner's interest. Under this Feature we will administer the Contract to accommodate an inherited or "stretch" payout. A stretch payout is a method in which the death benefit is paid out over a period of time, which is generally based upon the life expectancy of the beneficiary. By electing a stretch payout, a death benefit beneficiary can "stretch" payments over his or her life expectancy rather than receive the entire death benefit in one lump sum or within five years of the Contract Owner's death. The amount of each stretch payment will be at least the required minimum distribution ("RMD") required under the Internal Revenue Code and its accompanying rules and regulations (see "Federal Income Taxes"). Electing a "stretch" payout may provide tax advantages to the beneficiary.

  This Feature is available to an individual or trust beneficiary of an Individual Retirement Account (IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract issued by Phoenix Life Insurance Company (or its affiliates) or issued by a company unaffiliated with Phoenix Life Insurance Company. If the beneficiary of a contract issued by a company unaffiliated with Phoenix Life Insurance Company purchases this Phoenix Spectrum Edge Contract for this Feature, then all contract rights will be available to the purchaser. However, if a beneficiary of this Phoenix Spectrum Edge Contract elects this Feature, only certain rights will remain with the beneficiary because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have a IRA/Qualified or Non-Qualified Plan and whether the beneficiary is an individual or a trust.

  If this Feature is elected, we will calculate the RMD under the Internal Revenue Code ("Code") and its accompanying rules and regulations and will distribute this calculated amount to the beneficiary. However, it is the responsibility of the beneficiary to ensure that the correct RMD is actually withdrawn from the contact each year.

  The following guidelines will apply when we administer this Feature:

.. We will calculate the RMD each year in accordance with the Code using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account.

.. With certain limitations, a beneficiary's share of the death benefit will be distributed over his or her life expectancy, based on IRS tables. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31/st/ of the calendar year following the year of death, the death benefit will be distributed over the life expectancy of the oldest beneficiary.

.. For a Non-Qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments will be based on the life expectancy of the deceased Owner at the time of death.

.. If the beneficiary is a non-natural person under an IRA/ Qualified plan, and the deceased Owner died after his or her required beginning distribution date, we will use the remaining life expectancy of the deceased to compute remaining payments.

.. The annual RMD must be withdrawn each year. For a Non-Qualified contract, the first RMD must be distributed no later than the anniversary of the deceased Owner's date of death. For IRAs/Qualified plans, the first RMD must be distributed on or before December 31/st/ of the calendar year following the year of the deceased's death.

.. For an IRA/Qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70 and 1/2. In the alternative, the spouse can also add the IRA/Qualified plan proceeds to his or her own IRA and delay RMDs until the surviving spouse turns 70 and 1/2.

.. For a Non-Qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can take the contract as his or her own and delay RMDs until the surviving spouse's death.

.. The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.

.. In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled "Summary of Expenses" and "Surrender of Contracts and Withdrawals").

.. The beneficiary who elects this Feature may continue or change the funding vehicle that the deceased Owner selected.

  For more information regarding our administration of this feature, please see your Required Minimum Distribution (RMD) Request and Acknowledgment Form. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.


Federal Income Taxes
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Introduction

  The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") or Individual Retirement Annuities
(IRAs) under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate impact of federal income taxes on the amounts held under a contract, premiums paid for the contract, payments received under the contract and on the economic benefits to the policyholder, annuitant or beneficiary depends on our income tax status, on the type of retirement plan (if any) for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

  The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract either currently or in the future. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of annuity contracts and IRAs; if enacted, these changes could be retroactive. At this time, we do not have any specific information about any pending proposals that could affect this contract. We reserve the right to make changes to the contract to assure that it continues to qualify as an annuity for federal income tax purposes. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

  Note on Terminology: The Internal Revenue Code uses the term "policyholder", in describing the owner of an Annuity. This section will follow the Internal Revenue Code terminology in describing specific provisions of the Code.

Income Tax Status
  We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company and neither account will be taxed separately as under the "regulated investment company" provisions (Subchapter M) of the Code.

  Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Taxation of Annuities in General--Nonqualified Plans
  Code section 72 governs taxation of annuities. In general, a policyholder (Contract owner) is not taxed on increases in value of the units held under a contract until a distribution is made. However, in certain cases, the increase in value may be subject to tax currently. See "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.

  The policyholder may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the Contract Value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

Surrenders or Withdrawals Prior to the Contract Maturity Date
  Code section 72 provides that a withdrawal or surrender of the contract prior to the contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the policyholder's gross income ("after-tax monies"). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

Surrenders or Withdrawals On or After the Contract Maturity Date
  Upon receipt of a lump sum payment under the contract, the policyholder is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

  For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

  Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

  Withholding of federal income taxes on all distributions may be required unless the policyholder properly elects not to have any amounts withheld and notifies our Operations Division of that election on the required forms and under the required certifications. Certain policyholders cannot make this election.

Penalty Tax on Certain Surrenders and Withdrawals--Nonqualified Contracts (Contracts not issued in connection with qualified plans or IRAs)
  Amounts surrendered, withdrawn or distributed before the policyholder/taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the policyholder (or where the holder is not an individual, the death of the "primary Annuitant," defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982;
(vi) under a qualified funding asset (as defined in Code section 130(d));
(vii) under an immediate annuity contract (as defined in Code section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received without tax penalty.

  Separate tax withdrawal penalties apply to qualified plans and IRAs. See "Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans and IRAs."

Additional Considerations

Distribution-at-Death Rules
  For a contract issued other than in connection with a qualified plan or an IRA, in order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the policyholder dies on or after the contract Maturity Date, and before the entire interest in the contract has been distributed, the remainder of the policyholder's interest will be distributed at least as rapidly as the method in effect on the policyholder's death; and (b) if a policyholder dies before the contract Maturity Date, the policyholder's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the policyholder's date of death. If the beneficiary is the spouse of the holder, the contract may be continued in the name of the spouse as holder. Similar distribution requirements apply to annuity contracts under qualified plans and IRAs.

  If the primary Annuitant, which is not the policyholder, dies before the Maturity Date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the policyholder is not an individual, the death of the primary Annuitant is treated as the death of the holder. When the holder is not an individual, a change in the primary Annuitant is treated as the death of the holder.

  If the policyholder dies on or after the Maturity Date, the remaining payments, if any, under an Annuity Payment Option must be made at least as rapidly as under the method of distribution in effect at the time of death.

  Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes and state income taxes may also apply.

Transfer of Annuity Contracts
  Transfers of contracts for less than full and adequate consideration at the time of such transfer will trigger taxable income on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the policyholder's income. This provision does not apply to transfers between spouses or transfers incident to a divorce.

Contracts Owned by Non-Natural Persons
  If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

Section 1035 Exchanges
  Code section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyholder by the original insurer and then transmitted from the policyholder to the new insurer. For IRA and qualified plan contracts, the proceeds can be transmitted through the policyholder if specific conditions are met. Exchanges are permitted of the entire contract or a portion of the contract. Policyholders contemplating exchanges under Code section 1035 should consult their tax and/or legal advisors.

Multiple Contracts
  Code section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same policyholder during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

Diversification Standards

Diversification Regulations
  Code section 817(h) requires that all contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:

..  55% in any 1 investment
..  70% in any 2 investments
..  80% in any 3 investments
..  90% in any 4 investments

  A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

  We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Owner Control
  The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which policyholder control of the investments of the Separate Account will cause the policyholder to be treated as the owner of the assets of the Separate Account. It is also critical that the insurance company and not the policyholder have control of the assets held in the separate accounts. A policyholder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a policyholder has too much "investor control" of the assets supporting the separate account funds, then the policyholder may be taxed on the gain in the contract as it is earned.

  In 2003, formal guidance (Revenue Ruling 2003-91) was issued that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. This guidance also states that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

  The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the policyholder could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the policyholder to be treated as the owner of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the policyholder and us regarding the availability of a particular investment option and, other than the policyholder's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.

  At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should there been additional rules or regulations on this issue, including limitations on the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment, we reserve the right to modify the contract to the extent required to maintain favorable tax treatment.

Diversification Regulations and Qualified Plans
  Code section 817(h) applies to a variable annuity contract other than a pension plan contract. All of the qualified plans, including IRAs, are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all available investments will be structured to comply with the diversification regulations and investor control limitations because the investments serve as the investment vehicle for nonqualified contracts as well as qualified plan and IRA contracts.

Taxation of Annuities in General--Qualified Plans and IRAs
  The contracts may be used with several types of IRAs and qualified plans including: Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Roth 403(b) contracts, Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans. For purposes of this discussion, all will be treated as qualified plans. The specific tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. We reserve the right at any time to discontinue the availability of this contract for use with some of all of these qualified plans. Participants under such qualified plans as well as policyholders, annuitants and beneficiaries, are reminded that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. Federal or state requirements, including ERISA, may impact the person entitled to death benefits under the contract. Consequently, a policyholder's named beneficiary designation or elected annuity payment option may not be enforceable.

  The owner of the contract may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the Contract Value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not issued formal guidance concerning whether any particular death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan.

  There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes. While we regard the death benefit guarantees available under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

  Certain death benefit guarantees may be purchased under the contract. IRAs and other qualified contracts generally may not invest in life insurance contracts. There is a risk that IRS may consider these death benefit guarantees "incidental death benefits." There is a limit on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

  Distributions from qualified plans eligible to be rolled over to new contracts but which are paid to the policyholder directly generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided if the policyholder arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

  The mandatory withholding rules apply to all taxable distributions from qualified plans except (a) distributions required under the Code,
(b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions). The mandatory withholding rules do not apply to IRAs, however, a distribution from an IRA is taxable unless the IRA funds are reinvested in another IRA within a statutory time of 60 days.

  The contracts sold by us in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

  There are numerous income tax rules governing qualified plans, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

Tax Sheltered Annuities ("TSAs"), Tax Deferred Annuities ("TDAs"), Section
403(b)
  Code section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.

  Code section 403(b)(11) imposes certain restrictions on a policyholder's ability to make withdrawals from, or surrenders of, Code section 403(b) Contracts. Specifically, Code section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract. Code section 403(b)(11), applies only with respect to distributions from Code section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

  In addition, in order for certain types of contributions under a Code section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract. If certain contractual requirements are met, loans may be made available under Internal Revenue Code section 403(b) tax-sheltered annuity programs. A loan from a participant's Contract Value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not the responsibility of the contract issuer such as PHL Variable to monitor compliance with these requirements. If a loan is desired, the policyholder must follow the requirement set forth by the employer and we must receive consent by the employer to process the loan.

  If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any withdrawal charge; and (b) 50% of the Contract Value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under section 72(p) of the Code. Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to us.

  Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

  Under Code section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Internal Revenue Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

  As of January 1, 2009, there are new regulations impacting section 403(b) plans, including the requirement that the employer have a written Plan and that the Plan indicate the identity of the providers permitted under the Plan. We are not administrators of section 403(b) Plans; we are providers of annuity contracts authorized under specific Plans. We will exchange required information with the employer and/or authorized plan administrator, upon request.

Keogh Plans
  The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

Individual Retirement Annuities
  Various sections of the Code permit eligible individuals to contribute to individual retirement programs known as "Traditional IRAs", "Roth IRAs", "SEP IRA", "SARSEP IRA", "SIMPLE IRA", and "Deemed IRAs". Each of these different types of IRAs is subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements.

Corporate Pension and Profit-Sharing Plans
  Code section 401(a) permits corporate employers to establish various types of retirement plans for employees.

  These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment.

Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations
  Code section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the policyholder is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs
  In the case of a withdrawal under a qualified plan or IRA, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's after-tax cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans, the individual will have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyholder, withdrawals are received without tax.

  Code section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401, Section 403(b) Contracts, (and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution.

  To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan; no tax penalty will be imposed. As of January, 2009, the tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the policyholder or Annuitant (as applicable) reaches age
59 1/2; (b) distributions following the death or disability of the policyholder or Annuitant (as applicable) (for this purpose disability is as defined in section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the policyholder or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such policyholder or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a policyholder or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the policyholder or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code section 213 to the policyholder or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in section 213(d)(1)(D) of the Code) for the policyholder and spouse and dependents if the certain conditions are met; (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the policyholder, spouse, children or grandchildren; and (i) distributions from retirement plans to individuals called to active military. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received from a qualified plan or IRA without tax penalty.

  Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a Traditional or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. This commencement date is referred to as the "required beginning date." Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

  The amount that must be distributed is based on Code rules relating to "Required Minimum Distributions." This RMD takes into consideration the individual's age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

  An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.

  We are required to file an information return to the IRS, with a copy to the participant, of the total account value of each account. This information return will also indicate if RMDs are required to be taken.

  In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

  Under the after-death RMD rules, if the original policyholder died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner's death or over a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31/st/ of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.

  If the policyholder died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original policyholder. If there was no named contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the only payment permitted is based on the remaining life expectancy of the original policyholder.

  In all cases, if the beneficiary is the surviving spouse, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date.

  For 2009 only, the obligation to take an RMD from a contract was suspended. Thus, no RMD is required in connection with 2009. There are no modifications to the RMD obligations for any other year, although legislation may be enacted which would impact RMDs for years other than 2009.

Withholding and Information Reporting
  We are required to file information returns with the IRS and state taxation authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the policyholder provide certain information, including social security number or tax identification number and current address.

  In addition to information reporting, we are also required to withhold federal income taxes on the taxable portion of any amounts received under the contract unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens.

  You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a policyholder can elect out of withholding.

  In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. See Rev. Rul. 2004-74, 2004-31 I.R.B. 109. This ruling is also understood to apply to other nonresident alien policyholders. Although the ruling was directed at a life insurance policy, it may also apply to an annuity contract.

Spousal Definition
  Federal law requires that under the Internal Revenue Code, the special provisions relating to a "spouse" relate only to persons considered as spouses under the Defense of Marriage Act (DOMA), Pub. L. 104-199. Under this Act, a spouse must be a man or a woman legally joined. Individuals married under State or foreign laws that permit a marriage between two men or two women are not spouses for purposes of the Internal Revenue Code. Individuals participating in a civil union or other like status are not spouses for purposes of the Internal Revenue Code.

Seek Tax Advice
  The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Policyholder considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan or IRA.


Sales of Variable Accumulation Contracts
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  Phoenix has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Phoenix and its affiliated companies. Phoenix reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.

  PEPCO's principal executive offices are located at 610 W. Germantown Pike, Suite 460, Plymouth Meeting, PA 19462. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or ("FINRA") (formerly known as the National Association of Securities Dealers, Inc. or NASD).

  PEPCO and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

Compensation
  Broker-dealers who have selling agreements with PEPCO and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

  We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker- dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments if up-front compensation is paid to registered representatives) and up to 2.5% annually of contract value (if asset based compensation is paid).

  To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

  This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a surrender charge, proceeds from this charge may be used to reimburse Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

  We have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.

  Phoenix and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes been called "shelf space" arrangements. Under these arrangements, Phoenix and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Phoenix's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments. These services may include providing Phoenix with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing Phoenix's products. Any such compensation payable to a broker-dealer firm will be made by PEPCO or Phoenix out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor Phoenix's products. Phoenix and PEPCO currently have preferred distribution arrangements Summit Brokerage Services, Investacorp Inc. and CFD Investments. We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect.


Servicing Agent
--------------------------------------------------------------------------------


  The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The total administrative service fees paid by the fund for the last three fiscal years were based on a percentage of the Fund's average daily net assets as follows:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                               $1.7 Million
 -----------------------------------------------------------------------------
                 2007                               $1.7 Million
 -----------------------------------------------------------------------------
                 2008                               $1.3 million
 -----------------------------------------------------------------------------



  For 2009, there was a change in the fee structure and The Phoenix Edge Series Fund will reimburse Phoenix Life Insurance Company a flat fee rate of $1.6 million, which will be paid on a weighted average basis based on the net asset value of each Fund.


State Regulation
--------------------------------------------------------------------------------

  We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

  State regulation of Phoenix includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports
--------------------------------------------------------------------------------

  Reports showing the contract value will be furnished to you at least annually.



Voting Rights
--------------------------------------------------------------------------------

  As stated before, all of the assets held in an available investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contractowners controlling the vote.

  In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

  Matters on which owners may give voting instructions include the following:
(1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

  The number of votes that you have the right to cast will be determined by applying your percentage interest in a investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.



The Phoenix Companies, Inc. - Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------


  We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or investment advisor. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

  State regulatory bodies, the SEC, the Financial Industry Regulatory Authority ("FINRA"), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

  For example, in fourth quarter of 2008, the New York State Insurance Department completed the on-site portion and initiated the off-site portion of its routine quinquennial financial and market conduct exam of Phoenix Life and its New York domiciled life insurance subsidiary for the five year period ending December 31, 2007.

  Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.


SAI Table of Contents
--------------------------------------------------------------------------------

  The SAI contains more specific information and financial statements relating to the Separate Account and Phoenix Life Insurance Company. The Table of Contents of the SAI is set forth below:

..  Phoenix Life Insurance Company
..  Underwriter
..  Services

..  Information Sharing Agreements

..  Performance History
..  Calculation of Yield and Return
..  Calculation of Annuity Payments
..  Experts
..  Separate Account Financial Statements
..  Company Financial Statements

  Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171

APPENDIX A - Investment Options
--------------------------------------------------------------------------------

  Please note that not all funds listed here may be offered with this product. Please refer to page one of this prospectus for a list of the funds offered with this product.




                     Fund Name                                         Investment Objective
AIM V.I. Capital Appreciation Fund                    Growth of capital














--------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                      Growth of capital














--------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/              Long term growth of capital














--------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio /1, 3/  Long term capital appreciation
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy        To maximize total return consistent with the Adviser's
Portfolio                                             determination of reasonable risk
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy    Long-term growth of capital
Portfolio
--------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              Seeks to replicate, as closely as possible, before the
                                                      deduction of expenses, the performance of the
                                                      Standard & Poor's 500 Composite Stock Price Index,
                                                      which emphasizes stocks of large U.S. companies
--------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                               Seeks to replicate, as closely as possible, before the
                                                      deduction of expenses, the performance of the
                                                      Russell 2000(R) Index, which emphasizes stocks of
                                                      small US companies
--------------------------------------------------------------------------------------------------------------



                     Fund Name                              Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund                    Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd.;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                      Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd..;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/              Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd.;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio /1, 3/  Fred Alger Management, Inc.
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy        AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy    AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              Deutsche Investment Management Americas Inc.
                                                       Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                               Deutsche Investment Management Americas Inc.
                                                       Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------


                         Fund Name                                            Investment Objective
Federated Fund for U.S. Government Securities II             Current income by investing primarily in U.S.
                                                             government securities and U.S Treasury and agency
                                                             debenture securities
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           High current income by investing in high yield, lower
                                                             rated corporate bonds
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                         Long-term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                  Capital growth
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                 As high a level of current income as is consistent with
                                                             the preservation of capital

----------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund                     Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                              Maximize income while maintaining prospects for
                                                             capital appreciation
----------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio /1, 3, 4/  Long term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                         High current income and the opportunity for capital
                                                             appreciation to produce a high total return
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                      Long-term growth of capital and income without
                                                             excessive fluctuations in market value
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                          Capital appreciation through investments, primarily in
                                                             equity securities which are believed to be undervalued
                                                             in the marketplace
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                Capital appreciation with income as a secondary goal
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio              Long term capital growth

----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                      Long term growth of capital; current income is a
                                                             secondary goal
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                     Capital appreciation by investing in securities of well-
                                                             known, established companies
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                        Long-term capital appreciation by investing in
                                                             securities of foreign insurers, "growth-type"
                                                             companies, cyclical industries and special situations
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA                    Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                Intermediate and long-term capital appreciation with
                                                             income as a secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive          Long-term capital growth
Growth
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth              Long-term capital growth with current income as a
                                                             secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Current income with capital growth as a secondary
                                                             consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Long-term capital growth and current income with a
Growth                                                       greater emphasis on capital growth
----------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                             Capital appreciation and current income.

----------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                Capital appreciation

----------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                  As high a level of current income as is consistent with
                                                             the preservation of capital and maintenance of
                                                             liquidity
----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                     Long-term total return

----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                  High current income while attempting to limit
                                                             changes in the series' net asset value per share
                                                             caused by interest rate changes
----------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                              Long-term capital growth
(previously known as Phoenix-Alger Small-Cap
Growth Series)
----------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                          High total return over an extended period of time
                                                             consistent with prudent investment risk


----------------------------------------------------------------------------------------------------------------------



                         Fund Name                                     Investment Advisor / Subadvisor
Federated Fund for U.S. Government Securities II             Federated Investment Management Company


-----------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           Federated Investment Management Company

-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                         Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                  Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                 Fidelity Management and Research Company
                                                              Subadvisor: Fidelity Investments Money
                                                               Management, Inc.
-----------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund                     Franklin Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                              Franklin Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio /1, 3, 4/  Lazard Asset Management LLC
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                         Lord, Abbett & Co. LLC

-----------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                      Lord, Abbett & Co. LLC

-----------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                          Lord, Abbett & Co. LLC


-----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                Franklin Mutual Advisers, LLC
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio              Neuberger Berman Management LLC
                                                              Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                      Neuberger Berman Management LLC
                                                              Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                     OppenheimerFunds, Inc.

-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                        OppenheimerFunds, Inc.


-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA                    OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Neuberger Berman Management LLC
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive          Phoenix Variable Advisors, Inc. Limited Services
Growth                                                        Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth              Phoenix Variable Advisors, Inc. Limited Services
                                                              Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Phoenix Variable Advisors, Inc. Limited Services
                                                              Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Phoenix Variable Advisors, Inc. Limited Services
Growth                                                        Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                             Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Virtus Investment Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Neuberger Berman Management, LLC
-----------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                  Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                     Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                  Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                              Phoenix Variable Advisors, Inc.
(previously known as Phoenix-Alger Small-Cap                  Subadvisor: Neuberger Berman Management LLC
Growth Series)
-----------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                          Phoenix Variable Advisors, Inc.
                                                              Subadvisors: Goodwin Capital Advisers, Inc. (fixed
                                                               income portion) Virtus Investment
                                                               Advisers, Inc. (equity portion)
-----------------------------------------------------------------------------------------------------------------


                       Fund Name                                          Investment Objective
Phoenix-Aberdeen International Series                    High total return consistent with reasonable risk

------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      Capital appreciation and income with approximately
                                                         equal emphasis

------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Value Series /5/                         Long-term growth of capital.

------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Value Series /5/                       Long-term growth of capital by investing primarily in
                                                         small-capitalization stocks that appear to be
                                                         undervalued.
------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                       Long-term capital appreciation with current income
                                                         as a secondary consideration

------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series               High total return


------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio         Seeks maximum real return consistent with prudent
                                                         investment management
------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                              Seeks maximum real return, consistent with
                                                         preservation of real capital and prudent investment
                                                         management
------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                             Seeks maximum total return, consistent with
                                                         preservation of capital and prudent investment
                                                         management
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond        Seeks to provide total returns that inversely correlate
Strategy Fund /1, 3/                                     to the price movements of a benchmark for U.S.
                                                         Treasury debt instruments or futures contract on a
                                                         specified debt instrument. The Fund's current
                                                         benchmark is the inverse of the daily price movement
                                                         of the Long Treasury Bond.
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/                    Seeks to provide investment results that match the
                                                         performance of its benchmark on a daily basis. The
                                                         Fund's current benchmark is 150% of the
                                                         performance of the S&P 500 Index
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust All-Cap Opportunity Fund /1, 3, 5/  Seeks long-term capital appreciation
(previously known as Rydex Variable Trust Sector
Rotation Fund)
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                               Seeks a combination of growth of capital and current
                                                         income, with relatively low risk and relatively low
                                                         fluctuations in value
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                                   Seeks high current income while seeking to control
                                                         risk
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                           Seeks a combination of growth of capital, current
                                                         income, growth of income and relatively low risk as
                                                         compared with the stock market as a whole
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                         Seeks growth of capital
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                          Seeks growth of capital
------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                    Seeks investment results that correspond to the total
                                                         return performance of U.S. common stock, as
                                                         represented by the S&P MidCap 400 Index
------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             Long-term capital appreciation
------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        Long-term capital growth
------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/            High total return
------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         Long-term capital growth
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio               Capital appreciation and current income
------------------------------------------------------------------------------------------------------------------
Wanger International Select                              Long-term growth of capital
------------------------------------------------------------------------------------------------------------------
Wanger International (previously known as Wanger         Long-term growth of capital
International Small Cap)
------------------------------------------------------------------------------------------------------------------
Wanger Select                                            Long-term growth of capital
------------------------------------------------------------------------------------------------------------------
Wanger USA (previously known as Wanger U.S.              Long-term growth of capital
Smaller Companies)
------------------------------------------------------------------------------------------------------------------



                       Fund Name                                Investment Advisor / Subadvisor
Phoenix-Aberdeen International Series                    Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Aberdeen Asset Management Inc.
-------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Duff & Phelps Investment
                                                           Management Company
-------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Value Series /5/                         Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Westwood Management Corp.
-------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Value Series /5/                       Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Westwood Management Corp.

-------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                       Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Morgan Stanley Investment
                                                           Management Inc., d/b/a Van Kampen
-------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series               Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Morgan Stanley Investment
                                                           Management Inc., d/b/a Van Kampen
-------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio         Pacific Investment Management Company LLC

-------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                              Pacific Investment Management Company LLC


-------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                             Pacific Investment Management Company LLC


-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond        Rydex Investments
Strategy Fund /1, 3/




-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/                    Rydex Investments



-------------------------------------------------------------------------------------------------------
Rydex Variable Trust All-Cap Opportunity Fund /1, 3, 5/  Rydex Investments
(previously known as Rydex Variable Trust Sector
Rotation Fund)
-------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                               Sentinel Asset Management, Inc.


-------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                                   Sentinel Asset Management, Inc.

-------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                           Sentinel Asset Management, Inc.


-------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                         Sentinel Asset Management, Inc.
-------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                          Sentinel Asset Management, Inc.
-------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                    Calvert Asset Management Company, Inc.
                                                          Subadvisor: Summit Investment Partners, Inc.

-------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             Templeton Asset Management Ltd.
-------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        Templeton Investment Counsel, LLC
-------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/            Templeton Investment Counsel, LLC
-------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         Templeton Global Advisors Limited
-------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio               Morgan Stanley Investment Management Inc.
-------------------------------------------------------------------------------------------------------
Wanger International Select                              Columbia Wanger Asset Management, L.P.
-------------------------------------------------------------------------------------------------------
Wanger International (previously known as Wanger         Columbia Wanger Asset Management, L.P.
International Small Cap)
-------------------------------------------------------------------------------------------------------
Wanger Select                                            Columbia Wanger Asset Management, L.P.
-------------------------------------------------------------------------------------------------------
Wanger USA (previously known as Wanger U.S.              Columbia Wanger Asset Management, L.P.
Smaller Companies)
-------------------------------------------------------------------------------------------------------

-----------------


/1/ This fund is closed to new investors on May 1, 2006.

/2/ This fund is closed to new investors on October 29, 2001.

/3/ Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule;
    (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

/4/ Effective June 1, 2009 to be known as Lazard Retirement U.S. Small-Mid Cap
    Equity Portfolio.

/5/ Name change effective May 1, 2009.

APPENDIX B - Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

--------------------------------------------------------------------------------


                                  Upon           Upon
State                        Premium Payment Annuitization Nonqualified Qualified
-----                        --------------- ------------- ------------ ---------
California..................                       X           2.35%      0.50%

Florida.....................                       X           1.00       1.00

Maine.......................        X                          2.00

Nevada......................                       X           3.50

South Dakota................        X                          1.25/1/

Texas.......................                       X           0.04/2/    0.04

West Virginia...............                       X           1.00       1.00

Wyoming.....................                       X           1.00

Commonwealth of Puerto Rico.                       X           1.00       1.00



NOTE:The above tax deduction rates are as of January 1, 2009. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

     For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."

-----------------

/1/ South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

/2/ Texas charges an insurance department "maintenance fee" of .04% on annuity considerations, but the department allows this to be paid upon annuitization.

APPENDIX C - Financial Highlights
--------------------------------------------------------------------------------

  The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

             Phoenix Life Insurance Company
             Annuity Operations Division
             PO Box 8027
             Boston, MA 02266-8027

Death Benefit Option 1 Contracts

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        AIM V.I. Capital Appreciation Fund - Series I Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/3/02* to 12/31/02     $1.000     $0.774         7
        From 1/1/03 to 12/31/03      $0.774     $0.992        50
        From 1/1/04 to 12/31/04      $0.992     $1.046        112
        From 1/1/05 to 12/31/05      $1.046     $1.126        214
        From 1/1/06 to 12/31/06      $1.126     $1.184        253
        From 1/1/07 to 12/31/07      $1.184     $1.311        251
        From 1/1/08 to 12/31/08      $1.311     $0.746        235
        AIM V.I. Core Equity Fund - Series I Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/21/06* to 12/31/06    $1.000     $1.088        73
        From 1/1/07 to 12/31/07      $1.088     $1.163        75
        From 1/1/08 to 12/31/08      $1.163     $0.803        71
        AIM V.I. Mid Cap Core Equity Fund - Series I Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 7/1/02* to 12/31/02     $1.000     $0.863         2
        From 1/1/03 to 12/31/03      $0.863     $1.094         7
        From 1/1/04 to 12/31/04      $1.094     $1.017        35
        From 1/1/05 to 12/31/05      $1.017     $1.082        42
        From 1/1/06 to 12/31/06      $1.082     $1.190        33
        From 1/1/07 to 12/31/07      $1.190     $1.290        25
        From 1/1/08 to 12/31/08      $1.290     $0.912        12
        Alger American Capital Appreciation Portfolio - Class O Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/14/02* to 12/31/02    $1.000     $0.702         9
        From 1/1/03 to 12/31/03      $0.702     $0.936        55
        From 1/1/04 to 12/31/04      $0.936     $1.001        104
        From 1/1/05 to 12/31/05      $1.001     $1.133        107
        From 1/1/06 to 12/31/06      $1.133     $1.337        92
        From 1/1/07 to 12/31/07      $1.337     $1.765        83
        From 1/1/08 to 12/31/08      $1.765     $0.958        78
        DWS Equity 500 Index Fund VIP - Class A
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 7/1/02* to 12/31/02     $1.000     $0.780         7
        From 1/1/03 to 12/31/03      $0.780     $0.988        66
        From 1/1/04 to 12/31/04      $0.988     $1.081        146
        From 1/1/05 to 12/31/05      $1.081     $1.119        308
        From 1/1/06 to 12/31/06      $1.119     $1.278        426
        From 1/1/07 to 12/31/07      $1.278     $1.331        435
        From 1/1/08 to 12/31/08      $1.331     $0.827        393

*Date subaccount began operations.

                                                                Subaccount Subaccount     Units
                                                                Unit Value Unit Value Outstanding at
                                                                Beginning     End     End of Period
                          Subaccount                            of Period  of Period   (Thousands)
----------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
From 7/1/02* to 12/31/02                                          $1.000     $1.065        176
From 1/1/03 to 12/31/03                                           $1.065     $1.072        681
From 1/1/04 to 12/31/04                                           $1.072     $1.104       1,086
From 1/1/05 to 12/31/05                                           $1.104     $1.114       1,533
From 1/1/06 to 12/31/06                                           $1.114     $1.148       1,813
From 1/1/07 to 12/31/07                                           $1.148     $1.207       1,508
From 1/1/08 to 12/31/08                                           $1.207     $1.244       1,249
Federated High Income Bond Fund II - Primary Shares
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
From 9/3/02* to 12/31/02                                          $1.000     $0.998        12
From 1/1/03 to 12/31/03                                           $0.998     $1.206        90
From 1/1/04 to 12/31/04                                           $1.206     $1.318        198
From 1/1/05 to 12/31/05                                           $1.318     $1.338        236
From 1/1/06 to 12/31/06                                           $1.338     $1.467        239
From 1/1/07 to 12/31/07                                           $1.467     $1.500        124
From 1/1/08 to 12/31/08                                           $1.500     $1.098        84
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
From 7/1/02* to 12/31/02                                          $1.000     $0.891        13
From 1/1/03 to 12/31/03                                           $0.891     $1.132        73
From 1/1/04 to 12/31/04                                           $1.132     $1.291        238
From 1/1/05 to 12/31/05                                           $1.291     $1.492        450
From 1/1/06 to 12/31/06                                           $1.492     $1.647        584
From 1/1/07 to 12/31/07                                           $1.647     $1.913        577
From 1/1/08 to 12/31/08                                           $1.913     $1.086        559
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
--------------------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------------------
From 7/8/03* to 12/31/03                                          $1.000     $1.011         4
From 1/1/04 to 12/31/04                                           $1.011     $1.071        22
From 1/1/05 to 12/31/05                                           $1.071     $1.153        87
From 1/1/06 to 12/31/06                                           $1.153     $1.201        139
From 1/1/07 to 12/31/07                                           $1.201     $1.461        248
From 1/1/08 to 12/31/08                                           $1.461     $0.649        263
Fidelity(R) VIP Growth Portfolio - Service Class
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
From 7/1/02* to 12/31/02                                          $1.000     $0.710        20
From 1/1/03 to 12/31/03                                           $0.710     $0.932        174
From 1/1/04 to 12/31/04                                           $0.932     $0.952        273
From 1/1/05 to 12/31/05                                           $0.952     $0.995        292
From 1/1/06 to 12/31/06                                           $0.995     $1.051        235
From 1/1/07 to 12/31/07                                           $1.051     $1.318        197
From 1/1/08 to 12/31/08                                           $1.318     $0.688        194
Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
From 1/26/07 to 12/31/07                                          $1.000     $1.035        168
From 1/1/08 to 12/31/08                                           $1.035     $0.989        247
Franklin Flex Cap Growth Securities Fund - Class 2
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
From 3/24/08 to 12/31/08*                                         $1.000     $0.728         7
Franklin Income Securities Fund - Class 2
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
From 4/28/06* to 12/31/06                                         $1.000     $1.112         9
From 1/1/07 to 12/31/07                                           $1.112     $1.141        96
From 1/1/08 to 12/31/08                                           $1.141     $0.794        150

*Date subaccount began operations.

                                      Subaccount Subaccount     Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
               Subaccount             of Period  of Period   (Thousands)
        ------------------------------------------------------------------
        Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.979     $1.094        29
        From 1/1/06 to 12/31/06         $1.094     $1.256        23
        From 1/1/07 to 12/31/07         $1.256     $1.141        96
        From 1/1/08 to 12/31/08         $1.141     $0.724        14
        Lord Abbett Bond Debenture Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/21/05* to 12/31/05       $0.978     $1.023        197
        From 1/1/06 to 12/31/06         $1.023     $1.106        216
        From 1/1/07 to 12/31/07         $1.106     $1.161        219
        From 1/1/08 to 12/31/08         $1.161     $0.947        159
        Lord Abbett Growth and Income Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.980     $1.050        628
        From 1/1/06 to 12/31/06         $1.050     $1.218        771
        From 1/1/07 to 12/31/07         $1.218     $1.246        823
        From 1/1/08 to 12/31/08         $1.246     $0.783        789
        Lord Abbett Mid Cap Value Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/21/05* to 12/31/05       $0.968     $1.083        114
        From 1/1/06 to 12/31/06         $1.083     $1.203        108
        From 1/1/07 to 12/31/07         $1.203     $1.196        92
        From 1/1/08 to 12/31/08         $1.196     $0.717        78
        Mutual Shares Securities Fund - Class 2
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 7/1/02* to 12/31/02        $1.000     $0.871         2
        From 1/1/03 to 12/31/03         $0.871     $1.078        51
        From 1/1/04 to 12/31/04         $1.078     $1.201        168
        From 1/1/05 to 12/31/05         $1.201     $1.314        221
        From 1/1/06 to 12/31/06         $1.314     $1.538        234
        From 1/1/07 to 12/31/07         $1.538     $1.574        288
        From 1/1/08 to 12/31/08         $1.574     $0.979        329
        Neuberger Berman AMT Guardian Portfolio - S Class
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/28/06* to 12/31/06       $1.000     $1.057         4
        From 1/1/07 to 12/31/07         $1.057     $1.120        109
        From 1/1/08 to 12/31/08         $1.120     $0.694        108
        Oppenheimer Global Securities Fund/VA - Service Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/28/06* to 12/31/06       $1.000     $1.065        12
        From 1/1/07 to 12/31/07         $1.065     $1.117        11
        From 1/1/08 to 12/31/08         $1.117     $0.659        10
        Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/28/06* to 12/31/06       $1.000     $0.999         4
        From 1/1/07 to 12/31/07         $0.999     $0.975        54
        From 1/1/08 to 12/31/08         $0.975     $0.598        52
        Phoenix Capital Growth Series
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 6/12/02* to 12/31/02       $1.000     $0.784        15
        From 1/1/03 to 12/31/03         $0.784     $0.981        41
        From 1/1/04 to 12/31/04         $0.981     $1.019        122
        From 1/1/05 to 12/31/05         $1.019     $1.045        80
        From 1/1/06 to 12/31/06         $1.045     $1.067        151
        From 1/1/07 to 12/31/07         $1.067     $1.168        136
        From 1/1/08 to 12/31/08         $1.168     $0.684        116

*Date subaccount began operations.

                                    Subaccount Subaccount     Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
                Subaccount          of Period  of Period   (Thousands)
        ----------------------------------------------------------------
        Phoenix Dynamic Asset Allocation Series: Growth
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 2/3/06* to 12/31/06      $1.000     $1.089        19
        From 1/1/07 to 12/31/07       $1.089     $1.167        19
        From 1/1/08 to 12/31/08       $1.167     $0.782        19
        Phoenix Dynamic Asset Allocation Series: Moderate Growth
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 2/3/06* to 12/31/06      $1.000     $1.077        103
        From 1/1/07 to 12/31/07       $1.077     $1.156        99
        From 1/1/08 to 12/31/08       $1.156     $0.850        92
        Phoenix Growth and Income Series
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 7/1/02* to 12/31/02      $1.000     $0.778        20
        From 1/1/03 to 12/31/03       $0.778     $0.981        88
        From 1/1/04 to 12/31/04       $0.981     $1.072        319
        From 1/1/05 to 12/31/05       $1.072     $1.111        414
        From 1/1/06 to 12/31/06       $1.111     $1.288        556
        From 1/1/07 to 12/31/07       $1.288     $1.358        486
        From 1/1/08 to 12/31/08       $1.358     $0.874        466
        Phoenix Mid-Cap Growth Series
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/10/02* to 12/31/02     $1.000     $0.690         2
        From 1/1/03 to 12/31/03       $0.690     $0.879         3
        From 1/1/04 to 12/31/04       $0.879     $0.927        13
        From 1/1/05 to 12/31/05       $0.927     $0.956        12
        From 1/1/06 to 12/31/06       $0.956     $0.984        14
        From 1/1/07 to 12/31/07       $0.984     $1.186        18
        From 1/1/08 to 12/31/08       $1.186     $0.663        19
        Phoenix Money Market Series
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 7/1/02* to 12/31/02      $1.000     $1.002        45
        From 1/1/03 to 12/31/03       $1.002     $0.998        36
        From 1/1/04 to 12/31/04       $0.998     $0.995        92
        From 1/1/05 to 12/31/05       $0.995     $1.009        280
        From 1/1/06 to 12/31/06       $1.009     $1.042        296
        From 1/1/07 to 12/31/07       $1.042     $1.081        313
        From 1/1/08 to 12/31/08       $1.081     $1.093        437
        Phoenix Multi-Sector Fixed Income Series
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 6/14/02* to 12/31/02     $1.000     $1.075        20
        From 1/1/03 to 12/31/03       $1.075     $1.218        164
        From 1/1/04 to 12/31/04       $1.218     $1.287        382
        From 1/1/05 to 12/31/05       $1.287     $1.295        546
        From 1/1/06 to 12/31/06       $1.295     $1.369        565
        From 1/1/07 to 12/31/07       $1.369     $1.404        582
        From 1/1/08 to 12/31/08       $1.404     $1.140        514
        Phoenix Multi-Sector Short Term Bond Series
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 10/16/03* to 12/31/03    $1.000     $1.023        12
        From 1/1/04 to 12/31/04       $1.023     $1.066        65
        From 1/1/05 to 12/31/05       $1.066     $1.068        136
        From 1/1/06 to 12/31/06       $1.068     $1.117        228
        From 1/1/07 to 12/31/07       $1.117     $1.149        240
        From 1/1/08 to 12/31/08       $1.149     $1.007        216

*Date subaccount began operations.

                                       Subaccount   Subaccount       Units
                                       Unit Value   Unit Value   Outstanding at
                                       Beginning       End       End of Period
               Subaccount              of Period    of Period     (Thousands)
        -------------------------------------------------------------------------
        Phoenix Small-Cap Growth Series (formerly Phoenix-Alger Small-Cap Growth)
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 10/1/02* to 12/31/02        $1.000       $1.004           1
        From 1/1/03 to 12/31/03          $1.004       $1.523          16
        From 1/1/04 to 12/31/04          $1.523       $1.539          31
        From 1/1/05 to 12/31/05          $1.539       $1.760          32
        From 1/1/06 to 12/31/06          $1.760       $2.079          77
        From 1/1/07 to 12/31/07          $2.079       $2.387          79
        From 1/1/08 to 12/31/08          $2.387       $1.300          76
        Phoenix Strategic Allocation Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 6/12/02* to 12/31/02        $1.000       $0.897          12
        From 1/1/03 to 12/31/03          $0.897       $1.064          23
        From 1/1/04 to 12/31/04          $1.064       $1.131          46
        From 1/1/05 to 12/31/05          $1.131       $1.138          50
        From 1/1/06 to 12/31/06          $1.138       $1.269          40
        From 1/1/07 to 12/31/07          $1.269       $1.330          45
        From 1/1/08 to 12/31/08          $1.330       $0.980          47
        Phoenix-Aberdeen International Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 6/12/02* to 12/31/02        $1.000       $0.865           1
        From 1/1/03 to 12/31/03          $0.865       $1.128          23
        From 1/1/04 to 12/31/04          $1.128       $1.347          96
        From 1/1/05 to 12/31/05          $1.347       $1.580          143
        From 1/1/06 to 12/31/06          $1.580       $1.990          700
        From 1/1/07 to 12/31/07          $1.990       $2.262          774
        From 1/1/08 to 12/31/08          $2.262       $1.365          748
        Phoenix-Duff & Phelps Real Estate Securities Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 7/1/02* to 12/31/02         $1.000       $1.078          15
        From 1/1/03 to 12/31/03          $1.078       $1.474          68
        From 1/1/04 to 12/31/04          $1.474       $1.964          168
        From 1/1/05 to 12/31/05          $1.964       $2.236          244
        From 1/1/06 to 12/31/06          $2.236       $3.031          252
        From 1/1/07 to 12/31/07          $3.031       $2.527          244
        From 1/1/08 to 12/31/08          $2.527       $1.577          229
        Phoenix-Sanford Bernstein Mid-Cap Value Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 6/24/02* to 12/31/02        $1.000       $0.855          10
        From 1/1/03 to 12/31/03          $0.855       $1.192          54
        From 1/1/04 to 12/31/04          $1.192       $1.420          142
        From 1/1/05 to 12/31/05          $1.420       $1.513          233
        From 1/1/06 to 12/31/06          $1.513       $1.719          271
        From 1/1/07 to 12/31/07          $1.719       $1.734          307
        From 1/1/08 to 12/31/08          $1.734       $1.107          285
        Phoenix-Sanford Bernstein Small-Cap Value Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 6/24/02* to 12/31/02        $1.000       $0.861          14
        From 1/1/03 to 12/31/03          $0.861       $1.225          50
        From 1/1/04 to 12/31/04          $1.225       $1.486          90
        From 1/1/05 to 12/31/05          $1.486       $1.579          112
        From 1/1/06 to 12/31/06          $1.579       $1.824          128
        From 1/1/07 to 12/31/07          $1.824       $1.766          153
        From 1/1/08 to 12/31/08          $1.766       $1.084          141

*Date subaccount began operations.

                                    Subaccount Subaccount     Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
               Subaccount           of Period  of Period   (Thousands)
        ----------------------------------------------------------------
        Phoenix-Van Kampen Comstock Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 8/1/02* to 12/31/02      $1.000     $0.791        23
        From 1/1/03 to 12/31/03       $0.791     $0.969        95
        From 1/1/04 to 12/31/04       $0.969     $1.083        258
        From 1/1/05 to 12/31/05       $1.083     $1.129        311
        From 1/1/06 to 12/31/06       $1.129     $1.350        290
        From 1/1/07 to 12/31/07       $1.350     $1.305        350
        From 1/1/08 to 12/31/08       $1.305     $0.830        365
        Phoenix-Van Kampen Equity 500 Index Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 7/1/02* to 12/31/02      $1.000     $0.768         3
        From 1/1/03 to 12/31/03       $0.768     $0.958        13
        From 1/1/04 to 12/31/04       $0.958     $1.041        13
        From 1/1/05 to 12/31/05       $1.041     $1.068        13
        From 1/1/06 to 12/31/06       $1.068     $1.206        288
        From 1/1/07 to 12/31/07       $1.206     $1.251        256
        From 1/1/08 to 12/31/08       $1.251     $0.776        144
        PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/07 to 12/31/07       $0.996     $1.160        37
        From 1/1/08 to 12/31/08       $1.160     $0.644        45
        PIMCO Real Return Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 4/28/06* to 12/31/06     $1.000     $1.034         9
        From 1/1/07 to 12/31/07       $1.034     $1.111        28
        From 1/1/08 to 12/31/08       $1.111     $1.020         6
        PIMCO Total Return Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/08 to 12/31/08       $1.111     $1.150        44
        Rydex Variable Trust Inverse Government Long Bond Strategy Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/12/05* to 12/31/05     $0.922     $0.872         9
        From 1/1/06 to 12/31/06       $0.872     $0.932         9
        From 1/1/07 to 12/31/07       $0.932     $0.880         9
        From 1/1/08 to 12/31/08       $0.880     $0.607         9
        Rydex Variable Trust Nova Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/12/05* to 12/31/05     $1.333     $1.418         6
        From 1/1/06 to 12/31/06       $1.418     $1.673         6
        From 1/1/07 to 12/31/07       $1.673     $1.673         6
        From 1/1/08 to 12/31/08       $1.673     $0.753         6
        Rydex Variable Trust Sector Rotation Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 12/3/03* to 12/31/03     $1.000     $1.154         2
        From 1/1/04 to 12/31/04       $1.154     $1.263         2
        From 1/1/05 to 12/31/05       $1.263     $1.421         2
        From 1/1/06 to 12/31/06       $1.421     $1.565         2
        From 1/1/07 to 12/31/07       $1.565     $1.900         1
        From 1/1/08 to 12/31/08       $1.900     $1.114         1
        Sentinel Variable Products Bond Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/7/07 to 12/31/07       $1.000     $1.021         5
        From 1/1/08 to 12/31/08       $1.021     $1.044         5
        Sentinel Variable Products Common Stock Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/7/07 to 12/31/07       $1.000     $1.023         6
        From 1/1/08 to 12/31/08       $1.023     $0.678        27

*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Sentinel Variable Products Mid Cap Growth Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/08 to 12/31/08      $1.078     $0.575        15
        Sentinel Variable Products Small Company Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/7/07 to 12/31/07      $1.000     $1.006         1
        From 1/1/08 to 12/31/08      $1.006     $0.673         2
        Templeton Developing Markets Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/06 to 12/31/06      $1.000     $1.069         8
        From 1/1/07 to 12/31/07      $1.069     $1.362        42
        From 1/1/08 to 12/31/08      $1.362     $0.637        37
        Templeton Foreign Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/10/02* to 12/31/02    $1.000     $0.829        18
        From 1/1/03 to 12/31/03      $0.829     $1.084        88
        From 1/1/04 to 12/31/04      $1.084     $1.271        158
        From 1/1/05 to 12/31/05      $1.271     $1.385        212
        From 1/1/06 to 12/31/06      $1.385     $1.664        202
        From 1/1/07 to 12/31/07      $1.664     $1.900        197
        From 1/1/08 to 12/31/08      $1.900     $1.120        177
        Templeton Growth Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 7/1/02* to 12/31/02     $1.000     $0.810         3
        From 1/1/03 to 12/31/03      $0.810     $1.058        74
        From 1/1/04 to 12/31/04      $1.058     $1.214        113
        From 1/1/05 to 12/31/05      $1.214     $1.308        156
        From 1/1/06 to 12/31/06      $1.308     $1.575        150
        From 1/1/07 to 12/31/07      $1.575     $1.594        177
        From 1/1/08 to 12/31/08      $1.594     $0.909        234
        Wanger International
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/12/02* to 12/31/02    $1.000     $0.877        21
        From 1/1/03 to 12/31/03      $0.877     $1.292        56
        From 1/1/04 to 12/31/04      $1.292     $1.665        87
        From 1/1/05 to 12/31/05      $1.665     $2.001        146
        From 1/1/06 to 12/31/06      $2.001     $2.715        165
        From 1/1/07 to 12/31/07      $2.715     $3.123        164
        From 1/1/08 to 12/31/08      $3.123     $1.680        154
        Wanger International Select
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 8/1/02* to 12/31/02     $1.000     $0.890         1
        From 1/1/03 to 12/31/03      $0.890     $1.243         6
        From 1/1/04 to 12/31/04      $1.243     $1.528        22
        From 1/1/05 to 12/31/05      $1.528     $1.760        15
        From 1/1/06 to 12/31/06      $1.760     $2.367        19
        From 1/1/07 to 12/31/07      $2.367     $2.851        15
        From 1/1/08 to 12/31/08      $2.851     $1.569        14
        Wanger Select
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 8/1/02* to 12/31/02     $1.000     $0.942         1
        From 1/1/03 to 12/31/03      $0.942     $1.218        15
        From 1/1/04 to 12/31/04      $1.218     $1.437        39
        From 1/1/05 to 12/31/05      $1.437     $1.570        65
        From 1/1/06 to 12/31/06      $1.570     $1.859        68
        From 1/1/07 to 12/31/07      $1.859     $2.011        66
        From 1/1/08 to 12/31/08      $2.011     $1.013        80

*Date subaccount began operations.

                                       Subaccount Subaccount     Units
                                       Unit Value Unit Value Outstanding at
                                       Beginning     End     End of Period
                Subaccount             of Period  of Period   (Thousands)
     ----------------------------------------------------------------------
     Wanger USA
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     From 6/12/02* to 12/31/02           $1.000     $0.839        26
     From 1/1/03 to 12/31/03             $0.839     $1.188        96
     From 1/1/04 to 12/31/04             $1.188     $1.390        221
     From 1/1/05 to 12/31/05             $1.390     $1.530        313
     From 1/1/06 to 12/31/06             $1.530     $1.632        300
     From 1/1/07 to 12/31/07             $1.632     $1.701        289
     From 1/1/08 to 12/31/08             $1.701     $1.015        266

     Death Benefit Option 2 Contracts

                                       Subaccount Subaccount     Units
                                       Unit Value Unit Value Outstanding at
                                       Beginning     End     End of Period
                Subaccount             of Period  of Period   (Thousands)
     ----------------------------------------------------------------------
     AIM V.I. Capital Appreciation Fund - Series I Shares
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     From 9/5/02* to 12/31/02            $1.000     $0.773        35
     From 1/1/03 to 12/31/03             $0.773     $0.989        150
     From 1/1/04 to 12/31/04             $0.989     $1.042        290
     From 1/1/05 to 12/31/05             $1.042     $1.120        427
     From 1/1/06 to 12/31/06             $1.120     $1.175        633
     From 1/1/07 to 12/31/07             $1.175     $1.300        643
     From 1/1/08 to 12/31/08             $1.300     $0.738        636
     AIM V.I. Core Equity Fund - Series I Shares
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     From 4/21/06* to 12/31/06           $1.000     $1.087        198
     From 1/1/07 to 12/31/07             $1.087     $1.160        193
     From 1/1/08 to 12/31/08             $1.160     $0.800        183
     AIM V.I. Mid Cap Core Equity Fund - Series I Shares
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     From 5/20/02* to 12/31/02           $1.000     $0.861        27
     From 1/1/03 to 12/31/03             $0.861     $1.090        59
     From 1/1/04 to 12/31/04             $1.090     $1.016        104
     From 1/1/05 to 12/31/05             $1.016     $1.080        111
     From 1/1/06 to 12/31/06             $1.080     $1.187        95
     From 1/1/07 to 12/31/07             $1.187     $1.284        88
     From 1/1/08 to 12/31/08             $1.284     $0.906        86
     Alger American Capital Appreciation Portfolio - Class O Shares
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     From 7/1/02* to 12/31/02            $1.000     $0.701        54
     From 1/1/03 to 12/31/03             $0.701     $0.933        81
     From 1/1/04 to 12/31/04             $0.933     $0.997        41
     From 1/1/05 to 12/31/05             $0.997     $1.127        69
     From 1/1/06 to 12/31/06             $1.127     $1.327        50
     From 1/1/07 to 12/31/07             $1.327     $1.750        44
     From 1/1/08 to 12/31/08             $1.750     $0.948        46
     DWS Equity 500 Index Fund VIP - Class A
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     From 1/1/08 to 12/31/08             $1.319     $0.819        793

*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Federated Fund for U.S. Government Securities II
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 7/1/02* to 12/31/02     $1.000     $1.063        230
        From 1/1/03 to 12/31/03      $1.063     $1.075        760
        From 1/1/04 to 12/31/04      $1.075     $1.100       1,237
        From 1/1/05 to 12/31/05      $1.100     $1.108       1,564
        From 1/1/06 to 12/31/06      $1.108     $1.139       2,080
        From 1/1/07 to 12/31/07      $1.139     $1.196       2,173
        From 1/1/08 to 12/31/08      $1.196     $1.232       1,708
        Federated High Income Bond Fund II - Primary Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 7/1/02* to 12/31/02     $1.000     $0.997        65
        From 1/1/03 to 12/31/03      $0.997     $1.203        117
        From 1/1/04 to 12/31/04      $1.203     $1.312        224
        From 1/1/05 to 12/31/05      $1.312     $1.330        221
        From 1/1/06 to 12/31/06      $1.330     $1.456        227
        From 1/1/07 to 12/31/07      $1.456     $1.487        188
        From 1/1/08 to 12/31/08      $1.487     $1.087        139
        Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 8/1/02* to 12/31/02     $1.000     $0.890        28
        From 1/1/03 to 12/31/03      $0.890     $1.128        115
        From 1/1/04 to 12/31/04      $1.128     $1.285        358
        From 1/1/05 to 12/31/05      $1.285     $1.483        432
        From 1/1/06 to 12/31/06      $1.483     $1.634        481
        From 1/1/07 to 12/31/07      $1.634     $1.896        404
        From 1/1/08 to 12/31/08      $1.896     $1.075        324
        Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 7/29/02* to 12/31/02    $1.000     $0.788         1
        From 1/1/03 to 12/31/03      $0.788     $1.008         1
        From 1/1/04 to 12/31/04      $1.008     $1.066        46
        From 1/1/05 to 12/31/05      $1.066     $1.146        127
        From 1/1/06 to 12/31/06      $1.146     $1.192        410
        From 1/1/07 to 12/31/07      $1.192     $1.448        715
        From 1/1/08 to 12/31/08      $1.448     $0.643        703
        Fidelity(R) VIP Growth Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 8/23/02* to 12/31/02    $1.000     $0.709        55
        From 1/1/03 to 12/31/03      $0.709     $0.930        148
        From 1/1/04 to 12/31/04      $0.930     $0.948        377
        From 1/1/05 to 12/31/05      $0.948     $0.989        388
        From 1/1/06 to 12/31/06      $0.989     $1.043        352
        From 1/1/07 to 12/31/07      $1.043     $1.307        307
        From 1/1/08 to 12/31/08      $1.307     $0.681        297
        Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/26/07 to 12/31/07     $1.000     $1.033        511
        From 1/1/08 to 12/31/08      $1.033     $0.986        413
        Franklin Income Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/28/06* to 12/31/06    $1.000     $1.111        24
        From 1/1/07 to 12/31/07      $1.111     $1.138        56
        From 1/1/08 to 12/31/08      $1.138     $0.791        208

*Date subaccount began operations.

                                      Subaccount Subaccount     Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
               Subaccount             of Period  of Period   (Thousands)
        ------------------------------------------------------------------
        Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.979     $1.093        43
        From 1/1/06 to 12/31/06         $1.093     $1.253        42
        From 1/1/07 to 12/31/07         $1.253     $1.148        41
        From 1/1/08 to 12/31/08         $1.148     $0.720        42
        Lord Abbett Bond Debenture Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.978     $1.022        216
        From 1/1/06 to 12/31/06         $1.022     $1.103        217
        From 1/1/07 to 12/31/07         $1.103     $1.157        232
        From 1/1/08 to 12/31/08         $1.157     $0.942        205
        Lord Abbett Growth and Income Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.980     $1.049        820
        From 1/1/06 to 12/31/06         $1.049     $1.215       1091
        From 1/1/07 to 12/31/07         $1.215     $1.241       1,441
        From 1/1/08 to 12/31/08         $1.241     $0.779       1,345
        Lord Abbett Mid Cap Value Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.957     $1.082        242
        From 1/1/06 to 12/31/06         $1.082     $1.199        101
        From 1/1/07 to 12/31/07         $1.199     $1.191        94
        From 1/1/08 to 12/31/08         $1.191     $0.713        58
        Mutual Shares Securities Fund - Class 2
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 7/1/02* to 12/31/02        $1.000     $0.870        19
        From 1/1/03 to 12/31/03         $0.870     $1.075        90
        From 1/1/04 to 12/31/04         $1.075     $1.196        85
        From 1/1/05 to 12/31/05         $1.196     $1.306        113
        From 1/1/06 to 12/31/06         $1.306     $1.527        129
        From 1/1/07 to 12/31/07         $1.527     $1.560        150
        From 1/1/08 to 12/31/08         $1.560     $0.969        220
        Neuberger Berman AMT Guardian Portfolio - S Class
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 1/1/07 to 12/31/07         $1.081     $1.117        191
        From 1/1/08 to 12/31/08         $1.117     $0.691        175
        Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/28/06* to 12/31/06       $1.000     $0.998         3
        From 1/1/07 to 12/31/07         $0.998     $0.972        163
        From 1/1/08 to 12/31/08         $0.972     $0.595        144
        Phoenix Capital Growth Series
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 6/17/02* to 12/31/02       $1.000     $0.783        81
        From 1/1/03 to 12/31/03         $0.783     $0.979        408
        From 1/1/04 to 12/31/04         $0.979     $1.014        641
        From 1/1/05 to 12/31/05         $1.014     $1.039        627
        From 1/1/06 to 12/31/06         $1.039     $1.059        637
        From 1/1/07 to 12/31/07         $1.059     $1.158        548
        From 1/1/08 to 12/31/08         $1.158     $0.677        538
        Phoenix Dynamic Asset Allocation Series: Moderate
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 1/1/07 to 12/31/07         $1.082     $1.114         6
        From 1/1/08 to 12/31/08         $1.114     $0.926         5

*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Phoenix Dynamic Asset Allocation Series: Moderate Growth
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/3/06* to 12/31/06     $1.000     $1.076        193
        From 1/1/07 to 12/31/07      $1.076     $1.152        193
        From 1/1/08 to 12/31/08      $1.152     $0.847        479
        Phoenix Growth and Income Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/17/02* to 12/31/02    $1.000     $0.777        51
        From 1/1/03 to 12/31/03      $0.777     $0.978        208
        From 1/1/04 to 12/31/04      $0.978     $1.067        882
        From 1/1/05 to 12/31/05      $1.067     $1.105       1,048
        From 1/1/06 to 12/31/06      $1.105     $1.279       1,376
        From 1/1/07 to 12/31/07      $1.279     $1.346       1,280
        From 1/1/08 to 12/31/08      $1.346     $0.865       1,194
        Phoenix Mid-Cap Growth Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/17/02* to 12/31/02    $1.000     $0.689        38
        From 1/1/03 to 12/31/03      $0.689     $0.876        98
        From 1/1/04 to 12/31/04      $0.876     $0.923        124
        From 1/1/05 to 12/31/05      $0.923     $0.950        132
        From 1/1/06 to 12/31/06      $0.950     $0.977        381
        From 1/1/07 to 12/31/07      $0.977     $1.175        301
        From 1/1/08 to 12/31/08      $1.175     $0.656        292
        Phoenix Money Market Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 7/15/02* to 12/31/02    $1.000     $1.001        279
        From 1/1/03 to 12/31/03      $1.001     $0.995        364
        From 1/1/04 to 12/31/04      $0.995     $0.991        394
        From 1/1/05 to 12/31/05      $0.991     $1.004        378
        From 1/1/06 to 12/31/06      $1.004     $1.035        432
        From 1/1/07 to 12/31/07      $1.035     $1.072        526
        From 1/1/08 to 12/31/08      $1.072     $1.082        369
        Phoenix Multi-Sector Fixed Income Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 7/1/02* to 12/31/02     $1.000     $1.073        116
        From 1/1/03 to 12/31/03      $1.073     $1.214        262
        From 1/1/04 to 12/31/04      $1.214     $1.281        960
        From 1/1/05 to 12/31/05      $1.281     $1.288        964
        From 1/1/06 to 12/31/06      $1.288     $1.359       1,014
        From 1/1/07 to 12/31/07      $1.359     $1.392       1,041
        From 1/1/08 to 12/31/08      $1.392     $1.128        868
        Phoenix Multi-Sector Short Term Bond Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 8/7/03* to 12/31/03     $1.000     $1.022         6
        From 1/1/04 to 12/31/04      $1.022     $1.063        141
        From 1/1/05 to 12/31/05      $1.063     $1.064        135
        From 1/1/06 to 12/31/06      $1.064     $1.111        134
        From 1/1/07 to 12/31/07      $1.111     $1.141        149
        From 1/1/08 to 12/31/08      $1.141     $0.999        77

*Date subaccount began operations.

                                       Subaccount   Subaccount       Units
                                       Unit Value   Unit Value   Outstanding at
                                       Beginning       End       End of Period
               Subaccount              of Period    of Period     (Thousands)
        -------------------------------------------------------------------------
        Phoenix Small-Cap Growth Series (formerly Phoenix-Alger Small-Cap Growth)
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 9/5/02* to 12/31/02         $1.000       $1.004           6
        From 1/1/03 to 12/31/03          $1.004       $1.520          10
        From 1/1/04 to 12/31/04          $1.520       $1.533          58
        From 1/1/05 to 12/31/05          $1.533       $1.751          74
        From 1/1/06 to 12/31/06          $1.751       $2.065          228
        From 1/1/07 to 12/31/07          $2.065       $2.368          139
        From 1/1/08 to 12/31/08          $2.368       $1.288          137
        Phoenix Strategic Allocation Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 5/20/02* to 12/31/02        $1.000       $0.896          190
        From 1/1/03 to 12/31/03          $0.896       $1.061          380
        From 1/1/04 to 12/31/04          $1.061       $1.126          573
        From 1/1/05 to 12/31/05          $1.126       $1.132          600
        From 1/1/06 to 12/31/06          $1.132       $1.259          540
        From 1/1/07 to 12/31/07          $1.259       $1.318          455
        From 1/1/08 to 12/31/08          $1.318       $0.970          441
        Phoenix-Aberdeen International Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 7/1/02* to 12/31/02         $1.000       $0.864          48
        From 1/1/03 to 12/31/03          $0.864       $1.124          98
        From 1/1/04 to 12/31/04          $1.124       $1.341          199
        From 1/1/05 to 12/31/05          $1.341       $1.571          206
        From 1/1/06 to 12/31/06          $1.571       $1.976         1,111
        From 1/1/07 to 12/31/07          $1.976       $2.242         1,333
        From 1/1/08 to 12/31/08          $2.242       $1.351         1,239
        Phoenix-Duff & Phelps Real Estate Securities Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 7/1/02* to 12/31/02         $1.000       $1.077          157
        From 1/1/03 to 12/31/03          $1.077       $1.470          218
        From 1/1/04 to 12/31/04          $1.470       $1.956          384
        From 1/1/05 to 12/31/05          $1.956       $2.223          430
        From 1/1/06 to 12/31/06          $2.223       $3.009          483
        From 1/1/07 to 12/31/07          $3.009       $2.504          415
        From 1/1/08 to 12/31/08          $2.504       $1.561          364
        Phoenix-Sanford Bernstein Mid-Cap Value Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 6/17/02* to 12/31/02        $1.000       $0.854          112
        From 1/1/03 to 12/31/03          $0.854       $1.189          253
        From 1/1/04 to 12/31/04          $1.189       $1.414          482
        From 1/1/05 to 12/31/05          $1.414       $1.504          548
        From 1/1/06 to 12/31/06          $1.504       $1.707          747
        From 1/1/07 to 12/31/07          $1.707       $1.719          769
        From 1/1/08 to 12/31/08          $1.719       $1.096          673
        Phoenix-Sanford Bernstein Small-Cap Value Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 6/20/02* to 12/31/02        $1.000       $0.860          40
        From 1/1/03 to 12/31/03          $0.860       $1.221          157
        From 1/1/04 to 12/31/04          $1.221       $1.480          281
        From 1/1/05 to 12/31/05          $1.480       $1.570          275
        From 1/1/06 to 12/31/06          $1.570       $1.810          362
        From 1/1/07 to 12/31/07          $1.810       $1.750          408
        From 1/1/08 to 12/31/08          $1.750       $1.073          349

*Date subaccount began operations.

                                    Subaccount Subaccount     Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
                Subaccount          of Period  of Period   (Thousands)
        ----------------------------------------------------------------
        Phoenix-Van Kampen Comstock Series
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 7/1/02* to 12/31/02      $1.000     $0.790        90
        From 1/1/03 to 12/31/03       $0.790     $0.967        269
        From 1/1/04 to 12/31/04       $0.967     $1.078        671
        From 1/1/05 to 12/31/05       $1.078     $1.122        600
        From 1/1/06 to 12/31/06       $1.122     $1.340        572
        From 1/1/07 to 12/31/07       $1.340     $1.294        476
        From 1/1/08 to 12/31/08       $1.294     $0.821        425
        Phoenix-Van Kampen Equity 500 Index Series
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 10/15/02* to 12/31/02    $1.000     $0.767        29
        From 1/1/03 to 12/31/03       $0.767     $0.956        59
        From 1/1/04 to 12/31/04       $0.956     $1.037        81
        From 1/1/05 to 12/31/05       $1.037     $1.061        100
        From 1/1/06 to 12/31/06       $1.061     $1.197        490
        From 1/1/07 to 12/31/07       $1.197     $1.240        403
        From 1/1/08 to 12/31/08       $1.240     $0.768        325
        PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 4/28/06* to 12/31/06     $1.000     $0.952         1
        From 1/1/07 to 12/31/07       $0.952     $1.158        162
        From 1/1/08 to 12/31/08       $1.158     $0.642        162
        PIMCO Real Return Portfolio - Advisor Class
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 4/28/06* to 12/31/06     $1.000     $1.015        23
        From 1/1/07 to 12/31/07       $1.015     $1.108        114
        From 1/1/08 to 12/31/08       $1.108     $1.016        156
        PIMCO Total Return Portfolio - Advisor Class
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/07 to 12/31/07       $1.029     $1.108        14
        From 1/1/08 to 12/31/08       $1.108     $1.146        26
        Rydex Variable Trust Inverse Government Long Bond Strategy Fund
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 7/11/03* to 12/31/03     $1.000     $1.052        141
        From 1/1/04 to 12/31/04       $1.052     $0.928        153
        From 1/1/05 to 12/31/05       $0.928     $0.868        151
        From 1/1/06 to 12/31/06       $0.868     $0.927        150
        From 1/1/07 to 12/31/07       $0.927     $0.874        151
        From 1/1/08 to 12/31/08       $0.874     $0.602        136
        Rydex Variable Trust Sector Rotation Fund
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/04* to 12/31/04      $1.000     $1.260         4
        From 1/1/05 to 12/31/05       $1.260     $1.415         6
        From 1/1/06 to 12/31/06       $1.415     $1.557        13
        From 1/1/07 to 12/31/07       $1.557     $1.887         5
        From 1/1/08 to 12/31/08       $1.887     $1.104         4
        Sentinel Variable Products Bond Fund
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/7/07 to 12/31/07       $1.000     $1.020         4
        From 1/1/08 to 12/31/08       $1.020     $1.042        27
        Sentinel Variable Products Common Stock Fund
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/7/07 to 12/31/07       $1.000     $1.023        48
        From 1/1/08 to 12/31/08       $1.023     $0.676        100
        Sentinel Variable Products Small Company Fund
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/7/07 to 12/31/07       $1.000     $1.005         8
        From 1/1/08 to 12/31/08       $1.005     $0.672        13

*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Templeton Developing Markets Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/28/06* to 12/31/06    $1.000     $1.068         1
        From 1/1/07 to 12/31/07      $1.068     $1.358        33
        From 1/1/08 to 12/31/08      $1.358     $0.634        39
        Templeton Foreign Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 7/26/02* to 12/31/02    $1.000     $0.828        66
        From 1/1/03 to 12/31/03      $0.828     $1.082        183
        From 1/1/04 to 12/31/04      $1.082     $1.266        246
        From 1/1/05 to 12/31/05      $1.266     $1.377        306
        From 1/1/06 to 12/31/06      $1.377     $1.652        276
        From 1/1/07 to 12/31/07      $1.652     $1.883        224
        From 1/1/08 to 12/31/08      $1.883     $1.109        204
        Templeton Growth Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 7/1/02* to 12/31/02     $1.000     $0.809        17
        From 1/1/03 to 12/31/03      $0.809     $1.055        44
        From 1/1/04 to 12/31/04      $1.055     $1.209        121
        From 1/1/05 to 12/31/05      $1.209     $1.300        134
        From 1/1/06 to 12/31/06      $1.300     $1.564        124
        From 1/1/07 to 12/31/07      $1.564     $1.580        140
        From 1/1/08 to 12/31/08      $1.580     $0.900        266
        Van Kampen UIF Equity and Income Portfolio - Class II
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.135     $1.095         3
        From 1/1/08 to 12/31/08      $1.095     $0.836        45
        Wanger International
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/17/02* to 12/31/02    $1.000     $0.877        64
        From 1/1/03 to 12/31/03      $0.877     $1.289        126
        From 1/1/04 to 12/31/04      $1.289     $1.658        213
        From 1/1/05 to 12/31/05      $1.658     $1.989        300
        From 1/1/06 to 12/31/06      $1.989     $2.695        308
        From 1/1/07 to 12/31/07      $2.695     $3.095        317
        From 1/1/08 to 12/31/08      $3.095     $1.663        276
        Wanger International Select
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 7/1/02* to 12/31/02     $1.000     $0.889         4
        From 1/1/03 to 12/31/03      $0.889     $1.239        12
        From 1/1/04 to 12/31/04      $1.239     $1.522        75
        From 1/1/05 to 12/31/05      $1.522     $1.750        87
        From 1/1/06 to 12/31/06      $1.750     $2.350        89
        From 1/1/07 to 12/31/07      $2.350     $2.826        83
        From 1/1/08 to 12/31/08      $2.826     $1.553        42
        Wanger Select
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 7/11/03* to 12/31/03    $1.000     $1.214        15
        From 1/1/04 to 12/31/04      $1.214     $1.430        94
        From 1/1/05 to 12/31/05      $1.430     $1.561        90
        From 1/1/06 to 12/31/06      $1.561     $1.845        79
        From 1/1/07 to 12/31/07      $1.845     $1.993        74
        From 1/1/08 to 12/31/08      $1.993     $1.002        70

*Date subaccount began operations.

                                       Subaccount Subaccount     Units
                                       Unit Value Unit Value Outstanding at
                                       Beginning     End     End of Period
                Subaccount             of Period  of Period   (Thousands)
     ----------------------------------------------------------------------
     Wanger USA
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     From 5/20/02* to 12/31/02           $1.000     $0.838        151
     From 1/1/03 to 12/31/03             $0.838     $1.185        311
     From 1/1/04 to 12/31/04             $1.185     $1.384        495
     From 1/1/05 to 12/31/05             $1.384     $1.521        565
     From 1/1/06 to 12/31/06             $1.521     $1.620        536
     From 1/1/07 to 12/31/07             $1.620     $1.686        508
     From 1/1/08 to 12/31/08             $1.686     $1.004        476

     Death Benefit Option 3 Contracts

                                       Subaccount Subaccount     Units
                                       Unit Value Unit Value Outstanding at
                                       Beginning     End     End of Period
                Subaccount             of Period  of Period   (Thousands)
     ----------------------------------------------------------------------
     AIM V.I. Capital Appreciation Fund - Series I Shares
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     From 12/24/03* to 12/31/03          $1.000     $0.987         1
     From 1/1/04 to 12/31/04             $0.987     $1.037        17
     From 1/1/05 to 12/31/05             $1.037     $1.113        14
     From 1/1/06 to 12/31/06             $1.113     $1.167        12
     From 1/1/07 to 12/31/07             $1.167     $1.288        11
     From 1/1/08 to 12/31/08             $1.288     $0.731        10
     Federated Fund for U.S. Government Securities II
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     From 12/24/03* to 12/31/03          $1.000     $1.072         7
     From 1/1/04 to 12/31/04             $1.072     $1.095        80
     From 1/1/05 to 12/31/05             $1.095     $1.102        64
     From 1/1/06 to 12/31/06             $1.102     $1.131        58
     From 1/1/07 to 12/31/07             $1.131     $1.185        52
     From 1/1/08 to 12/31/08             $1.185     $1.219        47
     Fidelity(R) VIP Growth Portfolio - Service Class
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     From 12/24/03* to 12/31/03          $1.000     $0.927         2
     From 1/1/04 to 12/31/04             $0.927     $0.944        22
     From 1/1/05 to 12/31/05             $0.944     $0.984        17
     From 1/1/06 to 12/31/06             $0.984     $1.035        16
     From 1/1/07 to 12/31/07             $1.035     $1.295        14
     From 1/1/08 to 12/31/08             $1.295     $0.674        13
     Lord Abbett Growth and Income Portfolio - Class VC Shares
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     From 4/29/05* to 12/31/05           $1.000     $1.048        36
     From 1/1/06 to 12/31/06             $1.048     $1.212        32
     From 1/1/07 to 12/31/07             $1.212     $1.236        29
     From 1/1/08 to 12/31/08             $1.236     $0.775        26
     Phoenix Capital Growth Series
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     From 1/1/06 to 12/31/06             $1.033     $1.051        13
     From 1/1/07 to 12/31/07             $1.051     $1.148        12
     From 1/1/08 to 12/31/08             $1.148     $0.670        11

*Date subaccount began operations.

                                    Subaccount Subaccount     Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
                Subaccount          of Period  of Period   (Thousands)
        ----------------------------------------------------------------
        Phoenix Growth and Income Series
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 12/24/03* to 12/31/03    $1.000     $0.976         2
        From 1/1/04 to 12/31/04       $0.976     $1.063         20
        From 1/1/05 to 12/31/05       $1.063     $1.098         16
        From 1/1/06 to 12/31/06       $1.098     $1.269         14
        From 1/1/07 to 12/31/07       $1.269     $1.335         13
        From 1/1/08 to 12/31/08       $1.335     $0.856         12
        Phoenix Strategic Allocation Series
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 12/24/03* to 12/31/03    $1.000     $1.058         2
        From 1/1/04 to 12/31/04       $1.058     $1.121         18
        From 1/1/05 to 12/31/05       $1.121     $1.125         15
        From 1/1/06 to 12/31/06       $1.125     $1.250         13
        From 1/1/07 to 12/31/07       $1.250     $1.306         12
        From 1/1/08 to 12/31/08       $1.306     $0.960         11
        Phoenix-Aberdeen International Series
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/06 to 12/31/06       $1.561     $1.961         24
        From 1/1/07 to 12/31/07       $1.961     $2.222         22
        From 1/1/08 to 12/31/08       $2.222     $1.337         20
        Wanger International
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 12/24/03* to 12/31/03    $1.000     $1.285         1
        From 1/1/04 to 12/31/04       $1.285     $1.651         10
        From 1/1/05 to 12/31/05       $1.651     $1.978         8
        From 1/1/06 to 12/31/06       $1.978     $2.675         7
        From 1/1/07 to 12/31/07       $2.675     $3.068         7
        From 1/1/08 to 12/31/08       $3.068     $1.645         6

*Date subaccount began operations.

                                                                    [Version E]
                           Phoenix Spectrum Edge(R)+
                  Phoenix Life Variable Accumulation Account
             Issued by: Phoenix Life Insurance Company ("Phoenix")


 PROSPECTUS                                                       May 1, 2009

  This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups, individuals and certain qualified plans. The contract offers a variety of variable investment options and a fixed option. You may allocate premium payments and contract value to one or more of the investment options of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each investment option will be used to purchase, at net asset value, shares of a series in the following designated funds.


 AIM Variable Insurance Funds - Series  .  Phoenix Money Market Series
 I Shares                               .  Phoenix Multi-Sector Fixed Income
 .  AIM V.I. Capital Appreciation Fund     Series
 DWS Investments VIT Funds - Class A    .  Phoenix Multi-Sector Short Term
 .  DWS Equity 500 Index VIP               Bond Series
 .  DWS Small Cap Index VIP             .  Phoenix Strategic Allocation Series
 Federated Insurance Series             .  Phoenix-Aberdeen International
 .  Federated Fund for U.S. Government     Series
    Securities II                       .  Phoenix Small-Cap Growth Series
 .  Federated High Income Bond Fund II  .  Phoenix-Duff & Phelps Real Estate
    - Primary Shares                       Securities Series
 Fidelity(R) Variable Insurance         .  Phoenix Dynamic Asset Allocation
 Products - Service Class                  Series: Aggressive Growth /1/
 .  Fidelity VIP Contrafund(R)          .  Phoenix Dynamic Asset Allocation
    Portfolio                              Series: Growth /1/
 .  Fidelity VIP Growth Opportunities   .  Phoenix Dynamic Asset Allocation
    Portfolio                              Series: Moderate /1/
 .  Fidelity VIP Growth Portfolio       .  Phoenix Dynamic Asset Allocation
 .  Fidelity VIP Investment Grade Bond     Series: Moderate Growth/ 1/
    Portfolio                           .  Phoenix Mid-Cap Value Series /2/
 Franklin Templeton Variable Insurance  .  Phoenix Small-Cap Value Series /3/
 Products Trust - Class 2               .  Phoenix-Van Kampen Comstock Series
 .  Franklin Income Securities Fund     .  Phoenix-Van Kampen Equity 500
 .  Mutual Shares Securities Fund          Index Series
 .  Templeton Developing Markets        PIMCO Variable Insurance Trust -
    Securities Fund                     Advisor Class
 .  Templeton Foreign Securities Fund   .  PIMCO CommodityRealReturn/TM/
 .  Templeton Growth Securities Fund       Strategy Portfolio
 Lord Abbett Series Fund, Inc. - Class  .  PIMCO Real Return Portfolio
 VC                                     .  PIMCO Total Return Portfolio
 .  Lord Abbett Bond-Debenture          Sentinel Variable Products Trust
    Portfolio                           .  Sentinel VPT Balanced Fund
 .  Lord Abbett Growth and Income       .  Sentinel VPT Bond Fund
    Portfolio                           .  Sentinel VPT Common Stock Fund
 .  Lord Abbett Mid-Cap Value Portfolio .  Sentinel VPT Mid Cap Growth Fund
 Neuberger Berman Advisers Management   .  Sentinel VPT Small Company Fund
 Trust - Class S                        Summit Mutual Funds, Inc. - Summit
 .  Neuberger Berman AMT Small Cap      Pinnacle Series
    Growth Portfolio                    .  Summit S&P MidCap 400 Index
 .  Neuberger Berman AMT Guardian          Portfolio
    Portfolio                           The Universal Institutional Funds,
 Oppenheimer Variable Account Funds -   Inc. - Class II Shares
 Service Shares                         .  Van Kampen UIF Equity and Income
 .  Oppenheimer Capital Appreciation       Portfolio
    Fund/VA                             Wanger Advisors Trust
 .  Oppenheimer Global Securities       .  Wanger International Select
    Fund/VA                             .  Wanger International
 .  Oppenheimer Main Street Small Cap   .  Wanger Select
    Fund/VA                             .  Wanger USA
 The Phoenix Edge Series Fund
 .  Phoenix Capital Growth Series
 .  Phoenix Growth and Income Series
 .  Phoenix Mid-Cap Growth Series


 /1/Closed to new investors on March 24, 2008. Will reopen to all investors on
  June 22, 2009. /2/Formerly known as Phoenix-Sanford Bernstein Mid-Cap Value Series. /3/Formerly known as Phoenix-Sanford Bernstein Small-Cap Value Series.

                  See Appendix A for additional information.

  The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value. Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.

  The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  Purchasing a variable annuity within a qualified plan or Individual Retirement Account/Annuity ("IRA") does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans or IRAs because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.
  This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2009, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:

     [GRAPHIC]                                [GRAPHIC]

               Phoenix Life Insurance Company           Tel. 800/541-0171
               Annuity Operations Division
               PO Box 8027
               Boston, MA 02266-8027

                               TABLE OF CONTENTS


Heading                                             Page
--------------------------------------------------------

Glossary of Special Terms..........................    3
Summary of Expenses................................    4
Contract Summary...................................    8
Financial Highlights...............................   11
Financial Statements...............................   11
Performance History................................   11
The Variable Accumulation Annuity..................   11
Phoenix and the Separate Account...................   11
The Variable Investment Options....................   12
GIA................................................   13
Deductions and Charges.............................   14
 Annual Administrative Charge......................   14
 Daily Administrative Fee..........................   14
 Guaranteed Minimum Accumulation Benefit Fee.......   15
 Guaranteed Minimum Income Benefit Rider Fees......   15
 Guaranteed Minimum Withdrawal Benefit Fees........   15
 Mortality and Expense Risk Fee....................   17
 Tax...............................................   18
 Transfer Charge...................................   18
 Reduced Fees, Credits and Excess Interest
   for Eligible Groups.............................   18
 Other Charges.....................................   18
The Accumulation Period............................   18
 Accumulation Units................................   18
 Accumulation Unit Values..........................   19
 Purchase of Contracts.............................   19
 Additional Programs...............................   19
 Optional Benefits.................................   23
   Guaranteed Minimum Accumulation Benefit.........   24
   Guaranteed Minimum Income Benefit...............   25
   Guaranteed Minimum Withdrawal Benefit...........   27
   Phoenix Flexible Withdrawal Protector...........   30
 Surrender of Contract and Withdrawals.............   38
 Contract Termination..............................   39
 Payment Upon Death Before Maturity Date...........   39
Internet, Interactive Voice Response and Telephone
  Transfers........................................   40
Market Timing and Other Disruptive Trading.........   41


Heading                                                Page

The Annuity Period....................................   42
 Annuity Payments.....................................   42
 Annuity Payment Options..............................   42
 Other Conditions.....................................   44
 Payment Upon Death After Maturity Date...............   45
Variable Account Valuation Procedures.................   45
 Valuation Date.......................................   45
 Valuation Period.....................................   45
 Accumulation Unit Value..............................   45
 Net Investment Factor................................   45
Miscellaneous Provisions..............................   45
 Assignment...........................................   45
 Death Benefit........................................   45
 Free Look Period.....................................   46
 Amendments to Contracts..............................   46
 Substitution of Fund Shares..........................   46
 Ownership of the Contract............................   46
 Inherited/Stretch Annuity Feature....................   46
Federal Income Taxes..................................   47
 Introduction.........................................   47
 Income Tax Status....................................   47
 Taxation of Annuities in General--Nonqualified Plans.   48
 Additional Considerations............................   49
 Owner Control........................................   50
 Diversification Standards............................   49
 Taxation of Annuities in General--Qualified Plans....   50
Sales of Variable Accumulation Contracts..............   54
Servicing Agent.......................................   55
State Regulation......................................   55
Reports...............................................   56
Voting Rights.........................................   56
The Phoenix Companies, Inc. -
  Legal Proceedings about Company Subsidiaries........   56
SAI Table of Contents.................................   57
APPENDIX A--Investment Options........................  A-1
APPENDIX B--Deductions for Taxes......................  B-1
APPENDIX C--Financial Highlights......................  C-1

Glossary of Special Terms
--------------------------------------------------------------------------------

Most of the terms used throughout this prospectus are described within the text where they appear. Certain terms marked by italics when they first appear are defined below.

Account Value: The value of all assets held in the Separate Account.

Accumulation Unit: A standard of measurement for each investment option used to determine the value of a contract and the interest in the investment options prior to the maturity date and amounts held under Annuity Payment Option L.

Accumulation Unit Value: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

Annuitant(s)/Joint Annuitant: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

Annuity Payment Option: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

Annuity Unit: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.

Annuity Unit Value: On the first valuation date selected by us, we set all annuity unit values in each investment option of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the investment option on the immediately preceding valuation date multiplied by the net investment factor for that investment option for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

Claim Date: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

Contract Date: The date that the initial premium payment is invested under a contract.

Contract Owner (owner, you, your): Usually the person or entity to whom we issue the contract.

Contract Value: Prior to the maturity date, the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code
(IRC) Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

Death Benefit Options: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner on the earliest death of any of the owners.

Fixed Payment Annuity: An annuity payment option providing payments with a fixed dollar amount after the first payment is made.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

Inherited/Stretch Annuity: A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner's Contract.

Maturity Date: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant's 95/th/ birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

Minimum Guaranteed Interest Rate: The minimum interest rate credited to amounts held in the GIA. This rate will never be less than the statutory required minimum interest rate under applicable state insurance law.

Minimum Initial Payment: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

..  Nonqualified plans--$5,000
..  Bank draft program--$50

..  IRA/Qualified plans--$2,000


Net Asset Value: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

Phoenix (our, us, we, company): Phoenix Life Insurance Company.


Spouse: Federal law defines "spouse" under the Defense of Marriage Act (DOMA), as a man or a woman legally joined. Neither individuals married under State or foreign laws that permit a marriage between two men or two women nor individuals participating in a civil union or other like status are spouses for any federal purposes, including provisions of the Internal Revenue Code relevant to this Contract.


Valuation Date: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

Summary of Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. There are no additional fees, other than the contract fees set forth below, charged at the time you purchase this contract.


CONTRACT OWNER TRANSACTION EXPENSES
  Deferred Surrender Charge (as a percentage
  of amount surrendered):
     Age of Premium Payment in Complete Years 0..... 7%   This table describes the fees and expenses that you will pay
     Age of Premium Payment in Complete Years 1..... 6%   at the time that you surrender the contract or transfer value
     Age of Premium Payment in Complete Years 2..... 5%   between the investment options. State premium taxes
     Age of Premium Payment in Complete Years 3..... 4%   ranging from 0.00% to 3.50% of premium payments
     Age of Premium Payment in Complete Years 4..... 3%   depending on the state may also be deducted. See
     Age of Premium Payment in Complete Years 5..... 2%   Appendix B for details.
     Age of Premium Payment in Complete Years 6..... 1%
     Age of Premium Payment in Complete Years 7+.... None

  Transfer Charge/1/
     Maximum........................................ $20
     Current........................................ None

/1/ We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge."

ANNUAL ADMINISTRATIVE CHARGE
  Maximum......................................   $35
  Current/2/...................................   $35

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average Account Value)

  Death Benefit Option 1 - Return of Premium             This table describes the fees and expenses that you will pay
  Mortality and Expense Risk Fee............... 1.08%/3/ periodically during the time that you own the contract, not
  Daily Administrative Fee.....................  .13%/3/ including annual fund fees and expenses.
  Total Annual Separate Account Expenses....... 1.20%

  Death Benefit Option 2 - Annual Step-Up
  Mortality and Expense Risk Fee............... 1.23%/3/
  Daily Administrative Fee.....................  .13%/3/
  Total Annual Separate Account Expenses....... 1.35%

/2/ This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."
/3/ The actual fee charged is 0.005% lower than the charge shown.

                             Optional Benefit Fees


       This table describes the maximum fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the applicable charges shown in the preceding tables in this Summary of Expenses.

 Only one of the following optional benefits can be elected. Consult with your financial advisor as to which Optional Benefit may fit your particular needs. If you select any optional benefit other than Phoenix Income Protector, you must
allocate all premium and contract value to an approved asset allocation program.



GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FEE/1,7/
PHOENIX PRINCIPAL PROTECTOR

(as a percentage of the greater of the Guaranteed Amount/3/ or Contract Value)
       Maximum......................................... 1.00%


GUARANTEED MINIMUM INCOME BENEFIT (GMIB) FEE/2/
PHOENIX INCOME PROTECTOR
(Not available beginning March 9, 2009)

(as a percentage of the greater of the Guaranteed Annuitization Value/5/ or Contract Value)
       Maximum................................................. 1.00%


                                        PHOENIX FLEXIBLE WITHDRAWAL PROTECTOR/SM/
                                  GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE/4,7/
                                           (Effective beginning March 9, 2009)

                       (as a percentage of the greater of the Benefit Base/8/ and Contract Value)
                                                                                                     Single     Spousal
                                                                                                   Life Option Life Option
                                                                                                   ----------- -----------
Maximum fee for New York contracts and other contracts without Extended Care Enhancement..........    2.50%      2.50%
Maximum additional fee to add Extended Care Enhancement*..........................................    0.50%      0.50%


GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE/6,7/
Prior to availability of Phoenix Flexible Withdrawal Protector in your applicable state

(as a percentage of the greater of the Benefit Base/8/ and Contract Value)

Single Life Option                               Spousal Life Option
Maximum................... 1.50%                 Maximum.................... 1.50%
----------------------------------------------------------------------------------------




/1/ The Phoenix Principal Protector fee is deducted annually on the contract anniversary, only if the benefit is selected. The current fee percentage is locked in at the time you elect the benefit. See "Optional Benefits" and "Important Information on Current Fees for Optional Benefit Riders."
/2/ The Phoenix Income Protector fee is deducted annually on the contract anniversary only if the benefit is selected. The current fee percentage is locked in at the time you elect the benefit. See "Optional Benefits" and "Important Information on Current Fees for Optional Benefit Riders."

/3/ The Guaranteed Amount is an amount we calculate solely to determine the value of the benefit provided by the rider and, unlike the Contract Value, is not available for withdrawals or surrenders. This amount is affected by various factors including withdrawals and premium payments. See the description of this rider in "Optional Benefits" for information about how the Guaranteed Amount is calculated and used.

/4/ See the section entitled "Important Information on Current Fees for
    Optional Benefit Riders" for information on current fees. We may change the current fees. If you accept an automatic step-up of the Benefit Base as provided by the rider, you will then pay the current fee in effect at the time of this step-up; however the current fee will never exceed the maximum charge shown above. See "Optional Benefits", "Phoenix Flexible Withdrawal Protector", and "Automatic Step-Up" for a description of the automatic step-up feature, the impact of a step-up on your rider fee, and how you may decline a step-up.

/5/ The Guaranteed Annuitization Value is an amount we calculate solely to determine the value of the benefit provided by the rider, and unlike the Contract Value, is not available for withdrawals or surrenders. This amount is affected by various factors including withdrawals and premium payments. See the description of this rider in "Optional Benefits" for information about how the Guaranteed Annuitization Value is calculated and used.

/6/ The Guaranteed Minimum Withdrawal Benefit (GMWB) fee is deducted annually on the contract anniversary only if the benefit is elected. The fee will vary depending on which option you elect. The then current fee applied at the time you elected the benefit. The fee percentage may increase after election if you do not decline an automatic step-up, but will not exceed the maximum charge shown above. See "Optional Benefits" and "Important Information on Current Fees for Optional Benefit Riders."

/7/ If you choose this rider, you must allocate all premium and contract value to a single approved asset allocation program. The rider fee is deducted on each contract anniversary when the rider is in effect for your contract and is generally deducted on a pro rata basis from each investment option in which the contract has value and, if allocation to the GIA is then permitted, the GIA. Upon contract surrender or rider termination, we will deduct a portion of the annual rider fee for the portion of the contract year elapsed from the surrender proceeds or the contract value, respectively.
/8/ The Benefit Base for the Guaranteed Minimum Withdrawal Benefit and the
    Phoenix Flexible Withdrawal Protector is an amount we calculate solely to determine the value of the benefit(s) provided by the applicable rider and, unlike Contract Value, is not available for withdrawals or surrenders. The Benefit Base is affected by various factors including withdrawals and premium payments. On the rider date, which is the date the contract and rider are issued, the Benefit Base equals the Contract Value. See the description of this rider in "Optional Benefits" for information about how the Benefit Base is calculated and used.


* Extended Care Enhancement is not available with New York contracts.

The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2008, charged by the funds that you may pay indirectly during the time that you own the contract. This table does not reflect any fees that may be imposed by the funds for short-term trading. Also, the Phoenix Dynamic Asset Allocation Series are series of a fund of funds. Funds of funds may have higher operating expenses than other funds since funds of funds invest in underlying funds which have their own expenses. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.



---------------------------------------------------------
         TOTAL ANNUAL FUND OPERATING EXPENSES
                                          Minimum Maximum
                                          ------- -------
  Gross Annual Fund Operating Expenses...  0.33%   1.98%
  Net Annual Fund Operating Expenses/1/..  0.33%   1.78%
---------------------------------------------------------


       /1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series
           Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2010. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

EXPENSE EXAMPLES


These examples will help you compare the cost of investing in the contract if you elect the Phoenix Flexible Withdrawal Protector Rider with the Extended Care Enhancement (the Extended Care Enhancement is not available for contracts issued in the State of New York). These examples reflect the maximum charges under the contract including the maximum fee for the Phoenix Flexible Withdrawal Rider with Extended Care Enhancement.


If you surrender your contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L, your maximum costs at the end of each time period shown would be:


                        Death Benefit Option 1
                        ----------------------

                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------
                        $1,227  $2,222  $3,195   $5,707

                        Death Benefit Option 2
                        ----------------------

                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------
                        $1,241  $2,263  $3,257   $5,806


If you do not surrender or if you annuitize your contract at the end of the applicable time period (annuitization not permitted until after fifth contract year), your maximum costs would be:


                        Death Benefit Option 1
                        ----------------------

                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------
                        $597    $1,772  $2,925   $5,707

                        Death Benefit Option 2
                        ----------------------

                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------
                        $611    $1,813  $2,987   $5,806



These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, maximum annual administrative charges, maximum transfer charges, maximum of all applicable riders and benefit fees, maximum separate account annual expenses, and the maximum annual fund operating expenses that were charged for the year ended 12/31/08.


The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum fees and expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table to the left.

Contract Summary
--------------------------------------------------------------------------------

  This prospectus contains information about all of the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.

Overview

  It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans and Individual Retirement Accounts (IRAs) should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan or IRA and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."


  The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds and the owner assumes the risk of gain or loss according to the performance of the underlying funds while investments in the GIA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract.

  For more information, see "Investments of the Account," and "GIA."


  You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans." Although investment performance is not guaranteed in a variable annuity, each Optional Living Benefit rider available with this annuity provides a type of guarantee but only if you meet certain conditions. You should read the section entitled "Optional Benefits" carefully if you think you maybe interested in one of the Optional Benefit riders. When choosing any Optional Living Benefit rider for your annuity, it is important to understand if your long-term need for a guarantee pertains to accumulation, income, future withdrawals, or a combination thereof to ensure the Optional Living Benefit you choose suits your financial long term needs. You should know that all guarantees are based on the claims paying ability of the issuing company. When purchasing any annuity with a guaranteed benefit, you should not only consider the additional costs of the living benefit but compare the total cost of the annuity to determine if the annuity suits your needs.


  You may elect one of the following riders which we call "Optional Benefits" with the contract:


..  a Guaranteed Minimum Accumulation Benefit (GMAB) (called Phoenix Principal
   Protector), which provides a guaranteed minimum return if Contract Value remains invested according to an asset allocation program available for use with the rider for the ten year period following the contract date.

..  a Guaranteed Minimum Income Benefit (GMIB) (called Phoenix Income
   Protector), which guarantees future income payments at a protected minimum amount, regardless of investment performance during the contract's accumulation phase. Phoenix Income Protector is not available beginning March 9, 2009.


.. a Guaranteed Minimum Withdrawal Benefit. Two different guaranteed minimum withdrawal benefits have been available under the contract at different times. If you purchased your contract prior to November 17, 2008, the Guaranteed Minimum Withdrawal Benefit (GMWB) was available to you. If you applied for your contract on and after November 17, 2008, the Phoenix Flexible Withdrawal Protector, (GMWB) with an optional Extended Care Enhancement (Extended Care Enhancement not available in New York) is available to you.


  These benefits are provided by rider and have their own fees. The guarantees provided by the Optional Benefits in excess of your Contract Value are based on the claims-paying ability of Phoenix. Taking withdrawals from the contract while any of these riders is in effect may reduce the benefit of the rider. See "Optional Benefits" for details. If you elect an optional benefit other than Phoenix Income Protector you must allocate all premium and contract value to a single asset allocation program we have approved for use with these riders. For more information, see "Deductions and Charges", "Additional Programs" and "Optional Benefits".


Suitability
  Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. You should make sure you understand all the options for payment and how long you must wait before annuity payments begin. Additionally, while an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.


  Annuities that are offered to fund a qualified plan or an IRA do not provide any additional tax deferred advantages. If your only or main investment objective is tax deferral, an annuity product may be more expensive than other products that provide tax deferred benefits.


Replacements
  Replacing any existing contract with this contract may not be to your advantage. You should talk with your registered representative before you replace your variable annuity contract. You should carefully compare the risks, charges, and benefits of your existing contract to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your contract could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable annuity contract, you generally cannot reinstate it unless the insurer is required to reinstate the previous contract under state law. This is true even if you choose not to accept your new variable annuity contract during your "free look" period.

Conflicts of Interest
  Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Sales of Variable Contracts" section of this prospectus.

Investment Features

Flexible Premium Payments
.. Other than the minimum initial payment, there are no required premium payments.

..  You may make premium payments anytime until the maturity date.

..  You can vary the amount and frequency of your premium payments.

Minimum Premium Payment

.. Generally, the minimum initial/IRA premium payment is $2,000 for a qualified plan and $5,000 for nonqualified plans. For more information, see "Purchase of Contracts."


Allocation of Premium Payments and Contract Value
.. Premium payments are invested in one or more of the investment options and the GIA. Each investment option invests directly in a professionally managed fund.

.. Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more investment options or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more investment options. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Market Timing and Other Disruptive Trading."

.. The Contract Value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.

.. The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued after May 1, 2008, subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).

..  Payments and transfers to the GIA are subject to the Maximum GIA Percentage.
   The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.


..  You may participate in one of the asset allocation programs we offer.
   Participation in a program is optional, unless you elect an Optional Benefit other than Phoenix Income Protector. If you elect an Optional Benefit, other than Phoenix Income Protector, you must allocate all premium payments and Contract Value to one of the programs approved for use with those benefits. We may offer other programs in the future, however, whether those programs will be made available to both current and prospective contract owners will be determined at the sole discretion of the Company. For more information about the programs, refer to "Asset Allocation and Strategic Programs" below.


Withdrawals
.. You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

.. Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the Contract Value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the Contract Value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary. For more information, see "Deductions and Charges--Surrender Charges."


.. Withdrawals may be subject to income tax on any gain as well as a 10% penalty tax if the policyholder is under age 591/2. For more information, see "Federal Income Taxes."

..  Withdrawals may negatively impact guarantees provided by certain Optional
   Living Benefit riders if certain conditions are not met. Please see the section entitled "Optional Benefits" for further details.

..  Prior to the maturity date, contract owners who have elected Phoenix Income
   Protector, may request partial withdrawals to be made either pro rata from all investment options and the GIA or from a specific investment option.


Deductions and Charges

From the Contract Value
.. Annual Administrative Charge--maximum of $35 each year. For more information, see "Deductions and Charges."


.. Guaranteed Minimum Accumulation Benefit (Phoenix Principal Protector) fee--The current fee percentage shown on your rider specifications page multiplied by the greater of the guaranteed amount and the Contract Value on the date the fee is deducted. The maximum fee is shown in the table of "Optional Benefit Fees." For more information, see "Deductions and Charges" and "Important Information on Current Fees for Optional Benefit Riders."

.. Guaranteed Minimum Income Benefit Rider (Phoenix Income Protector) fee--The current fee percentage shown on your rider specifications page multiplied by the greater of the guaranteed annuitization value and the Contract Value on the date the fee is deducted. The maximum fee is shown in the table of "Optional Benefit Fees." For more information, see "Deductions and Charges" and "Important Information on Current Fees for Optional Benefit Riders."


.. Guaranteed Minimum Withdrawal Benefit (GMWB) fee--the fee percentage will vary depending on which option of the rider you elect. The fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date the fee is deducted.


  The maximum fee percentages for the Single Life Option and for the Spousal Life Option are shown in the table of "Optional Benefit Fees." For more information, see "Deductions and Charges" and "Important Information on Current Fees for Optional Benefit Riders."

  We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage shown in the table of "Optional Benefit Fees."

.. Phoenix Flexible Withdrawal Protector fee--the fee is equal to a stated percentage multiplied by the greater of the Benefit Base and the Contract Value. The fee for this rider depends on whether you choose the single life option or the spousal life option. Additionally, if you choose the Extended Care Enhancement (not available for contracts issued in the state of New
   York) for your rider, we assess a charge for that feature. The maximum fees are shown in the table of "Optional Benefit Fees". The fee for your rider may change if you do not decline an automatic step-up provided by the rider. If you do not decline an automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base. See "Optional Benefits" for additional information about the impact of an automatic step-up on your rider and your ability to decline a step-up. For more information, see "Deductions and Charges" and "Important Information on Current Fees for Optional Benefit Riders."


.. Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

-------------------------------------------------------------------------------
Percent                                         7%  6%  5%  4%  3%  2%  1%  0%
-------------------------------------------------------------------------------
Complete Premium Payment Years                  0   1   2   3   4   5   6   7+
-------------------------------------------------------------------------------

.. Taxes--from the contract value upon premium payment or commencement of annuity payments.

  . Phoenix will reimburse itself for such taxes upon the remittance to the applicable state.

.. Transfer Charge--currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

From the Separate Account
.. Daily administrative fee--currently, 0.125% annually. For more information, see "Deductions and Charges."

.. Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Deductions and Charges."

Other Charges or Deductions
  In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

Death Benefit
  The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

Death Benefit Options
  The contract offers two death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

  For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

Additional Information

Free Look Period

  You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state or federal law requires a return of premium payments, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.


  For more information, see "Free Look Period."

Termination
  If on any valuation date the total contract value equals zero, the contract will immediately terminate.

Financial Highlights
--------------------------------------------------------------------------------

  Financial highlights give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past 10 years, or since the investment option began operations, if less. These tables are highlights only.

  More information, including the Separate Account and Company Financial Statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

  There are different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix C.

Financial Statements
--------------------------------------------------------------------------------


  The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2008, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one, by writing to us at Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston MA 02266-8027, or by visiting our web site www.phoenixwm.com. In addition, the SAI is available on the SEC's web site at HYPERLINK "http://www.sec.gov" www.sec.gov. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit.


Performance History
--------------------------------------------------------------------------------


  We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which may vary by state). See the SAI for more information.


The Variable Accumulation Annuity
--------------------------------------------------------------------------------

  The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than Phoenix. To the extent that premium payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of Phoenix and Phoenix will guarantee specified monthly annuity payments.

Phoenix and the Separate Account
--------------------------------------------------------------------------------


  On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock company life insurance company by "demutualizing" pursuant to a plan of reorganization approved by New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc. ("PNX") a newly formed, publicly traded Delaware corporation.

  Our executive and our administrative offices are located at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity Contracts through producers of affiliated distribution companies and through brokers.

  On June 21, 1982 we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Phoenix. On July, 1 1992 the Separate Account's domicile was transferred to New York.

  The Separate Account has several investment options with varying degrees of investment risk. You may make contributions to the Separate Account but you assume all of the investment risk for the contract value that you contribute and allocate to the Separate Account. Under New York law these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer. We reserve the right to add, remove, modify, or substitute any investment option in the Separate Account.

  Obligations under the contracts are obligations of Phoenix. You may make contributions to the GIA which is supported by the assets in Phoenix's general account and such contributions are not invested in the Separate Account. The GIA is part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the "GIA" section below.

Contract Guarantees
  Any guarantee under the contract, such as interest credited to the GIA or any guarantees provided by a rider to your variable annuity are paid from our general account. Therefore, any amounts that we may pay under the contract as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it.

  Under New York law, insurance companies are required to hold a specified amount of reserves in order to meet the contractual obligations of their general account to contract owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks. Useful information about Phoenix's financial strength, including information on our General Account portfolio of investments, may be found on our web site located under "About Us"/"Financial Strength" along with information on ratings assigned to us by one or more independent rating organizations. Additionally, the consolidated financial statements and financial schedules from PNX and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2008, may also be found on our web site, phoenixwm.com, or a copy of any of the above referenced documents may be obtained for free by calling our Annuity Operations Division.


The Variable Investment Options
--------------------------------------------------------------------------------

  You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

  The underlying funds offered through this product are selected by the company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the company's selection criteria.

  Each underlying fund is reviewed periodically after having been selected. Upon review, the company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

  In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

  Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any investment option will achieve its stated investment objective.

  You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.

Administrative, Marketing and Support Service Fees
  The Company and the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.

  Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.


  The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the company. The Phoenix Edge Series Fund pays a flat fee to Phoenix Life Insurance Company. The amount of the fee that an underlying fund and its affiliates pay the company and/or the company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. The flat fee rates may be as much as $1.6 million. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.

  These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account's investments in the funds.

  These administrative services may include but are not limited to soliciting applications for Variable Contracts issued by the Company, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting Variable Contract owners' interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds' prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of Variable Contract owner's); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.


GIA
--------------------------------------------------------------------------------


  Note: Currently if you have Phoenix Principal Protector, Guaranteed Minimum Withdrawal Benefit (GMWB), or Phoenix Flexible Withdrawal Protector in effect for your contract, you cannot transfer Contract Value or allocate premiums to the GIA. Your premiums must be allocated to a single, approved asset allocation program. We may remove this restriction at any time in the future, e.g. if you participate in an Enhanced Dollar Cost Averaging Program.


  In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

  We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

  Prior to the Maturity Date you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:

                    .Year One:      25% of the total value
                    .Year Two:      33% of remaining value
                    .Year Three:    50% of remaining value
                    .Year Four:     100% of remaining value



  Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

  Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA Restrictions
  Contracts are subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. These restrictions are subject to state insurance department approval. If you have the Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Withdrawal Benefit (GMWB) or Phoenix Flexible Withdrawal Protector in effect for your contract, you may not allocate premiums or transfer values to the GIA.

Deductions and Charges
--------------------------------------------------------------------------------

Annual Administrative Charge
  We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

  The maximum annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the investment options or GIA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your Contract Value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

Daily Administrative Fee
  We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the investment options. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described below. (This fee is not deducted from the GIA.)


Important Information on Current Fees for Optional Benefit Riders

Phoenix Principal Protector Fee
  You should assume that the guaranteed maximum fee percentage disclosed in this prospectus for the above referenced Optional Benefits will be charged unless we notify you that we will be charging a lower fee percentage or "fee." If we choose to offer a fee that is lower than the maximum guaranteed fee percentages described in the "Optional Benefit Fee Table," we will provide that fee to you in writing on a form satisfactory to us. If you accept the fee by signing the form, and the rest of your application is in good order, we will issue your rider and the fee reflected on that form will apply to your rider. The fee will also be reflected on the rider specification pages of your rider. While we do not have the right to change your fee once you purchase the rider, we do reserve the right to increase or decrease the fee for new purchasers, provided that we do not exceed the maximum fee percentage shown in the "Optional Benefit Fee Table."

Phoenix Income Protector Fee
  This rider is no longer offered for sale. Your current fee percentage or "fee" was locked in at the time you purchased the rider. The current fee applied to your rider is the fee displayed on the rider specification pages of your rider. While we do not have the right to change your fee once you have purchased the rider, we reserved the right to increase or decrease the fee for new purchasers, provided that we did not exceed the maximum fee percentage shown in the "Optional Benefit Fee Table."

GMWB 2007 Fee
  This rider is no longer offered for sale. Your current fee percentage or "fee" was set at the time you purchased the rider and is displayed on the rider specification pages of your rider. It cannot change unless your Benefit Base "steps-up" as provided by your rider. We will notify you of a new fee in writing 30 days prior to the effective date of the fee increase (your rider anniversary date.) If your rider is eligible to "step-up" it will do so automatically. This fee will not change again unless an automatic steps-up occurs again. Any new fee we may offer will never exceed the maximum guaranteed fee percentages as described in the "Optional Benefit Fee Table" of this prospectus. You may decline an automatic step-up to avoid future rate increases by notifying us at least seven days prior to your rider anniversary.

Phoenix Flexible Withdrawal Protector Fee
  You should assume that the guaranteed maximum fee percentage disclosed in this prospectus for the above referenced Optional Benefit will be charged unless we notify you that we will be charging a lower fee percentage or "fee". If we choose to offer a fee that is lower than the maximum guaranteed fee percentages described in the "Optional Benefit Fee Table," we will notify you in two ways: Before your application is submitted, we will provide you with the applicable fee in writing as described below. Once the Contract is issued, we will notify you in writing prior to your eligibility of a "step-up" as provided by your rider because "step-ups" can increase your fee.

  If we choose to offer a fee that is lower than the maximum guaranteed fee percentage described in the "Optional Benefit Fee Table," we will provide that fee on a form satisfactory to us. If you accept that fee by signing the form, and the rest of your application is in good order, we will issue your rider and the fee reflected on that form will apply to your rider ("Initial Fee Schedule"). The fee for your rider will be reflected on the rider specification pages of your rider.

  The fee in your Initial Fee Schedule can only increase if your Benefit Base "steps-up" automatically. We will notify you in writing of a new fee schedule 30 days prior to the effective date of the fee increase (your rider anniversary date). If a "step-up" occurs, the new fee schedule depicted in the letter will describe the new current fee that will apply. This fee will not change again unless an automatic step-up occurs again. Any new fee schedule that we may offer will never exceed the maximum guaranteed fee percentages as described in the "Optional Benefit Fee Table" of this prospectus. You may decline an automatic step-up under Phoenix Flexible Withdrawal Protector to avoid future rate increases by notifying us at least seven days prior to your rider anniversary.

  You may also find the current fee schedule, as well as previous fee schedules on our website, www.phoenixwm.com. This document describes whether or not we are currently offering a fee schedule lower than the guaranteed maximum fee percentage shown in this prospectus and the effective date of those fees. If you have not purchased a rider yet, you should know that this fee schedule may change on a monthly basis. However, if your rider was issued within five business days of a fee schedule change, you will receive the fee schedule in effect as of the date of your application.

Guaranteed Minimum Accumulation Benefit (Phoenix Principal Protector) Fee
  If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee. The fee is equal to the Rider Fee Percentage shown on your rider specifications page multiplied by the greater of the guaranteed amount and the Contract Value on the date the fee is deducted. The fee is deducted on each contract anniversary during the ten-year term. If this benefit terminates on a contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

  The current fee percentage is locked in at the time you elect this benefit. We reserve the right to charge up to the maximum fee percentage shown in the table of "Optional Benefit Fees.", multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted. (See the section "Important Information on Current Fees for Optional Benefit Riders" for more complete information.)

  If you elect the Phoenix Principal Protector, you will be unable to elect any other Optional Benefit.

Guaranteed Minimum Income Benefit Rider (Phoenix Income Protector) Fees
  If the Guaranteed Minimum Income Benefit rider is part of your contract, we will deduct a fee. The fee is equal to the Rider Fee Percentage shown on your rider specifications page multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the rider fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option and GIA, if available, bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option and GIA. For New York contracts, no fee will be deducted from the GIA. We will waive the rider fee if the Contract Value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

  The current fee percentage is locked in at the time you elect this benefit. We reserve the right to charge up to the maximum fee percentage shown in the table of "Optional Benefit Fees", multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted. (See the section "Important Information on Current Fees for Optional Benefit Riders" for more complete information.)

  If you elected the Phoenix Income Protector, you will be unable to elect any other Optional Benefit.


Guaranteed Minimum Withdrawal Benefit Fees
  If a guaranteed minimum withdrawal benefit rider is part of your contract, we will deduct a fee. The fee will depend on which rider was available for election at the time you purchased your contract and which option of the rider, single life option or spousal life option, you elected. If you elect any available guaranteed minimum withdrawal benefit, you will be unable to elect either the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Income Benefit.

..  Guaranteed Minimum Withdrawal Benefit (GMWB) Fee (Rider available from May
   1, 2007 until November 17, 2008)
  The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


  The fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date that the fee is deducted. The maximum fee percentages for the Single Life Option and for the Spousal Life Option are shown in the table of "Optional Benefit Fees."


  You should know that we may increase your fee on the date of any automatic step-up to the Benefit Base for this rider. If you do not decline an automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base. In any case, the fee will not exceed the maximum percentage. See "Optional Benefits" for additional information on the potential impact of the step-up feature on the rider fee and your ability to decline the step-up.


  We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage shown in the table of "Optional Benefit Fees." (See "Important Information on Current Fees for Optional Benefit Riders" for more complete information.)


..  Phoenix Flexible Withdrawal Protector Fee (Rider available for contracts applied for on and after November 17, 2008)
  If you have elected Phoenix Flexible Withdrawal Protector for your contract, we will deduct the rider fee on each rider anniversary while the rider is in effect. Currently, the rider anniversary is the same as the contract anniversary. The fee for this rider is a percentage of the greater of Contract Value or the rider Benefit Base on the date the fee is deducted. We calculate and deduct the rider fee amount after any applicable roll-up and before any automatic step-up of the rider Benefit Base.


Sample Calculation of the Fee for Phoenix Flexible Withdrawal Protector without the optional Extended Care Enhancement

   Assume that you have reached the end of first rider year, and that your rider fee percentage is 2.50%, your initial Benefit Base was $100,000, you made an additional premium payment of $10,000 during the first rider year and your Contract Value is $110,500. Also, assume that you made no withdrawals during the rider year and that you have not elected to opt-out of automatic step-ups.


   The Benefit Base at the end of the first rider year is equal to the Benefit Base on the rider date ($100,000) plus the amount of the additional premium payment ($10,000) or $110,000.

   Assume that your roll-up percentage is 6.5%. The roll-up amount is equal to 6.5% multiplied by the Benefit Base on the rider date ($100,000) plus the sum of all subsequent premium payments made during the first rider year or [6.5% x ($100,000 + $10,000)] = $7,150.

   The Benefit Base after roll-up is the current Benefit Base ($110,000) compared to the following amount: the current Benefit Base ($110,000) plus the roll-up amount for the first rider year ($7,150). The Benefit Base after roll-up is therefore $117,150 ($110,000 + $7,150).


   Your rider fee is $2,929 (2.50% of the greater of $110,500 and the $117,150). This rider fee is assessed against your Contract Value and your Contract Value becomes $107,571 ($110,500 - $2,929).

   When we calculate the step-up, we begin that calculation using the current Contract Value, which in this example is $107,571.

  The maximum fee percentage for Phoenix Flexible Withdrawal Protector and the maximum additional fee percentage to add the optional Extended Care Enhancement (Extended Care Enhancement not available for contracts issued in the state of New York) are shown in the table of "Optional Benefit Fees." The applicable current fee percentage for Phoenix Flexible Withdrawal Protector varies depending on whether the single life or spousal life option is selected. In addition, it may vary if you have stepped-up your Benefit Base. See the section entitled "Important Information on Current Fees for Optional Benefit Riders" for more complete information. While we do not currently do so, we may in the future charge different fees depending on the asset allocation program you select. An additional current fee amount is charged if you add the Extended Care Enhancement. This fee does not vary based on single or spousal life option and is assessed along with and in the same manner as the fee for the Phoenix Flexible Withdrawal Protector without the Extended Care Enhancement. See the table of "Optional Benefit Fees" for details.


  You should know that we may increase your fee on the date of any automatic step-up to the Benefit Base for this rider. If you do not decline an automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base. In any case, the fee will not exceed the maximum percentage. See "Optional Benefits" for additional information on the potential impact of the step-up feature on the rider fee and your ability to decline the step-up.

  Unless we agree otherwise, the rider fee will be deducted from total Contract Value with each investment option in which the contract has value and, if allocation to the GIA is then permitted, the GIA bearing a pro rata share of such fee based on the proportionate value in each of those accounts.


  If you surrender the contract on a date other than a contract anniversary, we will deduct a proportional rider fee, calculated as described below, from the amount paid on surrender. If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire rider fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The prorated rider fee is calculated by multiplying the fee percentage then in effect for the rider by the greater of the Benefit Base or the Contract Value on the date the rider terminates, and then multiplying this amount by the result of the number of days elapsed in the rider year divided by the total number of days of that year.


Mortality and Expense Risk Fee
  We make a daily deduction from each investment option for the mortality and expense risk fee. The charge is assessed against the daily net assets of the investment options and varies based on the death benefit option you selected. The maximum charge, which is the charge currently in effect, under each death benefit option is equal to the following percentages on an annual basis:

 -----------------------------------------------------------------------------
             Death Benefit                          Death Benefit
           Option 1 - Return                      Option 2 - Annual
              of Premium                               Step-up
 -----------------------------------------------------------------------------
                1.075%                                 1.225%
 -----------------------------------------------------------------------------

  Although you bear the investment risk of the investment options in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

  In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

  No mortality and expense risk fee is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

  We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

Surrender Charges
  A surrender charge may apply to withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. They are contingent charges because they are paid only if you surrender your contract within the surrender period. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and death benefits. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for five years. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

  The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

  The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

               -------------------------------------------------
               Percent           7%  6%  5%  4%  3%  2%  1%  0%
               -------------------------------------------------
               Complete Premium  0   1   2   3   4   5   6   7+
               Payment Years
               -------------------------------------------------

  Surrender charges imposed in connection with partial withdrawals will be deducted from the investment options and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

  Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected investment options and GIA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining Contract Value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

Nursing Home Waiver
  For contracts issued on or after August 18, 2008, (not yet available for New York contracts) you may surrender all or a portion of the contract value prior to the maturity date and we will waive the surrender charge, provided that:

..  more than one year has elapsed since the contract date; and

.. the withdrawal is requested within two years of the owner's admission into a licensed nursing home facility; and

.. the owner has been confined to the licensed nursing home facility (as defined below) for at least the preceding 120 days.

  A licensed nursing home facility is defined as a state licensed hospital or state licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis. The owner must provide us with satisfactory evidence of confinement by written notice. There is no fee for this waiver.

Terminal Illness Waiver
  For contracts issued on or after August 18, 2008, (not yet available for New York contracts) prior to the maturity date, you may surrender all or a portion of the contract value without a surrender charge in the event of the owner's terminal illness. Terminal Illness is defined as an illness or condition that is expected to result in the owner's death within six months. The owner must provide us with a satisfactory written notice of terminal illness by a licensed physician, who is not the owner or a member of the owner's family. We reserve the right to obtain a second medical opinion from a physician of our choosing at our expense. There is no fee for this waiver.

Tax
  Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

  We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Transfer Charge
  Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

Reduced Fees, Credits and Excess Interest for Eligible Groups
  We may reduce or eliminate the mortality and expense risk fee or the contingent deferred sales charge or the contingent deferred sales charge period, or credit excess interest when sales or exchanges of the contracts are made to certain eligible groups of individuals that result in savings of sales or administrative expenses, lower taxes, or lower risks to us. We will consider the following characteristics:

(1)the size and type of the group of individuals to whom the contract is offered;

(2)the amount of anticipated premium payments;

(3)whether there is a preexisting relationship with the Company such as being a contract holder under a co-insurance or other financial arrangement; an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4)internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

  Any reduction or elimination of surrender or administrative charge credit of additional amounts or bonus Guaranteed Interest Rates will not unfairly discriminate against any person. We will make any reduction or credit according to our rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

Other Charges
  As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

The Accumulation Period
--------------------------------------------------------------------------------

  The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

Accumulation Units
  An Accumulation Unit is used to calculate the value of a contract. Each investment option has a corresponding Accumulation Unit Value. The number of Accumulation Units of an investment option purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that investment option next determined after receipt of the premium payment. The value of the accumulation units of an investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.

Accumulation Unit Values
  On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.

Purchase of Contracts
  Generally, we require minimum initial premium payments of:

..  Nonqualified plans--$5,000

  .  We require minimum subsequent premium payments of $100.

..  Bank draft program--$50

  . You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available investment option or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.

..  Qualified plans--$2,000

  .  We require minimum subsequent premium payments of $100.

  The initial payment is due and payable before the contract becomes effective.

  The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

  Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

  Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Benefits."

  Premium payments received under the contract will be allocated in any combination to any investment option, GIA, or program described in this prospectus in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

  For certain eligible groups, we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1)the make-up and size of the prospective group;

(2)the method and frequency of premium payments; and

(3)the amount of compensation to be paid to registered representatives on each premium payment.

  Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

  Payments to the GIA are subject to the Maximum GIA Percentage. If you elect the Guaranteed Minimum Accumulation Benefit, the Guaranteed Minimum Withdrawal Benefit (GMWB) or the Phoenix Flexible Withdrawal Protector, you may not allocate premiums or transfer values to the GIA.

Additional Programs

  If you have any Optional Benefit other than Phoenix Income Protector attached to your contract, you must elect and continue to participate in a single, approved asset allocation program or the Optional Benefit will terminate. All initial and subsequent premium payments and Contract Value must be allocated to your chosen program beginning on the date your chosen rider is effective, which currently must be the contract date. There is no charge to participate in any approved program. We do not currently but may in the future vary the fee for the Phoenix Flexible Withdrawal Protector based on the asset allocation program selected.

  Provided that you do not have any Optional Benefit riders attached to your contract, you may elect any of the additional programs described below at any time and at no charge.

  We may discontinue, modify or amend these programs as well as offer new programs or change the programs that are approved for use with the Optional Benefits in the future.

Asset Allocation and Strategic Programs
  Asset allocation and strategic programs are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The asset allocation and strategic programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal). We currently offer several asset allocation programs many of which are approved for use with the Optional Benefits. Information about the programs we currently offer and whether each is approved for use with an Optional Benefit is provided below.

  For ease of reference throughout this section, we refer to the asset allocation and strategic programs described, simply as "programs", and we refer to the asset allocation options available within the programs, as "options". We do not charge for participating in the programs or their options. You may participate in only one asset allocation program at a time and your ability to use an asset allocation program with Asset Rebalancing and Dollar Cost Averaging or Enhanced Dollar Cost Averaging is limited as described in "Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs." Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option within a program, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

Selecting a Program and Option-Contracts without Optional Benefits
  If you have not elected an Optional Benefit for your contract, you are not required to elect an asset allocation program but may do so if you wish. If you are interested in electing a program, you should consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options.

  When you participate in a program, all of your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You may, at any time, switch your current program or option, and may elect any modified or new programs or options the Company may make available subject to our rules then in effect. You may cancel your participation in a program at any time, and later re-enroll in a program by contacting our Annuity Operations Division. If a program is eliminated, we will notify you of the elimination and you should consult with your registered representative to choose among the other programs available at that time. To enroll in a program, you must properly complete the election form we require and return it to our Annuity Operations Division at the address shown on the first page of your prospectus.

Selecting a Program and Option-Contracts with Optional Benefits

  If you purchase a contract with an Optional Benefit, other than Phoenix Income Protector, you must select one of the approved programs through which to allocate your premium payments and Contract Value. When you participate in one of the approved programs all your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another approved program and may elect any modified or new programs or options the Company may make available subject to our rules then in effect. If we are then charging different fees for Optional Benefits based on the approved asset allocation program you select, changing programs or options may change the fee for the Optional Benefit on your contract.


  Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause your Optional Benefit to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate an Optional Benefit. If a program is eliminated, we will notify you of the elimination and you should consult with your registered representative to choose among the other programs available at that time.

                             PROGRAM AVAILABILITY

  When you elect an Optional Benefit rider other than the Phoenix Income Protector you must allocate all premium to one program or program option that is available at the time of your election. (To simplify this discussion, the term "program" refers to both a program and a program option for those programs offering more than one investment option.) Contract value and premium may never be allocated to more than one program. Transfers of partial contract value are not permitted.

  Different programs have been offered with different Optional Benefits during various time periods. We may discontinue, modify, or amend programs and we may make different programs available in the future. For all time periods, regardless of program availability changes, you will be permitted to remain in the program in which you are invested and to allocate additional premium to that program. You may not transfer into a program that is not available on the date of the requested transfer. However, prior to June 22, 2009, you are permitted to transfer back into a program in which you were previously invested, even if it is not listed as generally available on the date of the transfer request. You should note that, beginning with the June 22, 2009 program availability changes, if you transfer out of a program, you will not be able to transfer back into that program if it is not available on the date of the requested transfer. The table below shows program availability during various time periods by Optional Benefit rider:



                   Phoenix Flexible Withdrawal           Phoenix Principal
                            Protector                        Protector                        GMWB 2007
---------------------------------------------------------------------------------------------------------------------
Beginning 6/22/09  Phoenix Dynamic:                 Phoenix Dynamic:                 Phoenix Dynamic:

                   .    Moderate                    .    Moderate                    .    Moderate
                   .    Moderate Growth             .    Moderate Growth             .    Moderate Growth

---------------------------------------------------------------------------------------------------------------------
3/9/09 - 6/21/09   Phoenix-Ibbotson-Strategic:      Phoenix-Ibbotson Strategic:      Phoenix-Ibbotson Strategic:

                   .    Conservative                .    Conservative                .    Conservative
                   .    Moderately Conservative     .    Moderately Conservative     .    Moderately Conservative
                   .    Moderate                                                     .    Moderate
                                                                                     .    Moderately Aggressive
                   Franklin Founding                                                 .    Aggressive

                                                                                     Franklin Founding
---------------------------------------------------------------------------------------------------------------------
11/17/08 - 3/8/09  Same as above                    Phoenix-Ibbotson Strategic:      Same as above

                                                    .    Conservative
                                                    .    Moderately Conservative
                                                    .    Moderate
                                                    .    Moderately Aggressive

                                                    Franklin Founding
---------------------------------------------------------------------------------------------------------------------
Prior to 11/17/08  Phoenix-Ibbotson Strategic:      Phoenix-Ibbotson Strategic:      Same as above

                   .    Conservative                .    Conservative
                   .    Moderately Conservative     .    Moderately Conservative
                   .    Moderate                    .    Moderate
                   .    Moderately Aggressive       .    Moderately Aggressive
                                                    .    Aggressive
                   Franklin Founding
                                                    Franklin Founding
---------------------------------------------------------------------------------------------------------------------


  A brief description of each program follows.

..  Franklin Templeton Founding Investment Strategy
  Through the Franklin Templeton Founding Investment Strategy, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Income Securities Fund--34%

  .  Mutual Shares Securities Fund--33%

  .  Templeton Growth Securities Fund--33%


.. Phoenix-Ibbbotson Strategic Asset Allocation--(Closed to new investors effective June 22, 2009)

  Phoenix and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. Except as noted above, the options approved for use are:

  . Conservative Portfolio which seeks conservation of capital and has a portfolio allocation more heavily weighted in fixed income investments than in equities.

  . Moderately Conservative Portfolio which primarily seeks current income, with capital growth as a secondary objective, and has a portfolio allocation of approximately equal weightings in equities and fixed income investments.

  . Moderate Portfolio which seeks long-term capital growth and current income with emphasis on current growth, and has a portfolio allocation more heavily weighted in equities than in fixed income investments.

  . Moderately Aggressive Portfolio which seeks long-term capital growth with current income as a secondary objective, and has more than three quarters of the portfolio in equities and less than one quarter in fixed income investments.

  . Aggressive Portfolio which seeks long-term capital growth and is invested primarily in equities.

  On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (Contract Value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elect to participate in this program on and after September 10, 2007, on an annual basis, we will reallocate the Contract Value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.


..  Phoenix Dynamic Asset Allocation Series--Closed to new investors effective
   March 24, 2008--Reopened to all investors effective June 22, 2009
  The Phoenix Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to maintain adherence to predetermined asset allocations based on the risk profile for the series.


  .  Phoenix Dynamic Asset Allocation Series: Moderate

  .  Phoenix Dynamic Asset Allocation Series: Moderate Growth

  .  Phoenix Dynamic Asset Allocation Series: Growth

  .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth

Asset Rebalancing Program

  The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. Asset Rebalancing does not permit transfers to or from the GIA. We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. These transfers will occur on the date you specify (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division.


  The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.

Dollar Cost Averaging Program
  The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

  Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.


  All transfers under the Dollar Cost Averaging Program will be processed on the date you specify (provided we receive the request in good order). If you do not specify a date, the transfer will be processed on the basis of values next determined after receipt of the transfer request in good order. If either of these dates fall on a holiday or weekend, then the transfer will occur on the next succeeding Valuation Date.


  The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or, except as described below, while the Asset Rebalancing Program is in effect.

  The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

  For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

  We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.

  You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.


  All transfers under the Enhanced Dollar Cost Averaging Program will be processed on the basis of values next determined after receipt of the transfer request in good order. If that day falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day. In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.


  After the cancellation date, you may transfer the Net Value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the investment options without being subject to the Maximum GIA Percentage.

  We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs
  If you elect to participate in the Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

1.Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and

2.Asset Rebalancing with monthly rebalancing in the Franklin Templeton Founding
  Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.

  If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.

Interest Investment Program
  We may at different times offer an Interest Investment Program. Under this program, interest earned on premium payments allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.

  You may elect to transfer interest earned on premium payments allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next valuation date.

  You must maintain a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

  Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

  The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

  The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

Systematic Withdrawal Program
  Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each investment option and GIA bearing a pro rata share.


  The minimum withdrawal amount is $100. Withdrawals will be processed on the date you specify (provided we receive the request in good order) unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. If no date is specified by you, then withdrawals will be processed on each monthly contract anniversary. Any applicable surrender charges, market value adjustment and taxes will be applied to the withdrawal.


  You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program.

Optional Benefits

  There are two Optional Benefits currently available with this annuity: A guaranteed minimum accumulation benefit rider ("GMAB") (Phoenix Principal Protector) and Phoenix Flexible Withdrawal Protector (a guaranteed minimum withdrawal benefit rider). Phoenix Principal Protector is designed for people who want to ensure the preservation of their premium deposits over a long time horizon (10 years). Phoenix Flexible Withdrawal Protector is designed for people who want to ensure guaranteed withdrawals, designed to provide the most favorable guaranteed withdrawal benefit after the Benefit Eligibility Date. For an additional charge, you may elect one of the Optional Benefits described below. Generally you must elect a benefit on the Contract Date unless otherwise stated. If we allow you to elect a benefit after the Contract Date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the Contract Date.


  Your ability to elect one of the Optional Benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen.

  If you decide to elect any of the Optional Benefits you should carefully review its provisions to be sure the benefit is something that you want. You may wish to review these with your registered representative. The guarantees provided by the Optional Benefits in excess of your Contract Value are based on the claims-paying ability of Phoenix.


Definition of "Spouse" under Optional Benefits
  Certain Optional Benefits under the contract offer the election of a spousal life option. An election of the spousal life option may not provide any economic benefit if the Covered Persons under the option do not meet the definition of two legal spouses under federal law. This is due to the interaction between the federal definition of "spouse" and the Internal Revenue Code, which requires distributions upon the death of an Owner except for certain spousal continuation benefits. State laws and regulations may determine whether the spousal life option under an Optional Benefit must be offered to spouses as defined by state law, registered domestic partners, civil union partners or two people who share a reasonable economic or familial relationship. However, even if state laws require the offer of this benefit, it may not be in your best interest to purchase the spousal life option if the Covered Persons are not two legal spouses under federal law, since the spousal benefit relies, in part, on spousal continuation provisions of the Internal Revenue Code. (See "Federal Income Taxes--Spousal Definition.") The federal definition of spouse provided under the Defense of Marriage Act (DOMA) differs from the laws of certain states and does not include same-sex partners, registered domestic partners, civil union partners or two people who share a reasonable economic or familial relationship.

Guaranteed Minimum Accumulation Benefit ("GMAB") (Phoenix Principal Protector)
  Phoenix Principal Protector provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit must be elected prior to issue and may be terminated at any time by request.


  A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges."

  The benefit is available if each owner and annuitant are less than 81 years old on the rider date.


  Phoenix Principal Protector is available only if you allocate your premiums to a single, approved asset allocation or strategic program, and if you remain fully invested through an approved asset allocation or strategic program for the term of the benefit.

  Phoenix Principal Protector is also available to you if you have purchased this contract in order to receive your mandatory after-death distributions using an Inherited/Stretch Annuity. An Inherited/Stretch Annuity is available to an individual or trust beneficiary of an Individual Retirement Account
(IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract issued by Phoenix or its affiliates or issued by a company unaffiliated with Phoenix. If the beneficiary of a contract issued by a company unaffiliated with Phoenix purchases this Spectrum Edge+ Contract, then Phoenix Principal Protector will be available to the beneficiary. However, the beneficiary of this Spectrum Edge+ Contract cannot elect Phoenix Principal Protector because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have a IRA/Qualified or Non-Qualified Plan and whether the beneficiary is an individual or a trust.

  If you have purchased this contract in order to receive your mandatory after-death distributions using an Inherited/Stretch Annuity, election of Phoenix Principal Protector may not be in your best interest. Once inherited proceeds are in an Inherited/Stretch Annuity, mandatory annual distributions must be made based on the life expectancy of the original beneficiary of the proceeds. Mandatory annual distributions may diminish the attractiveness of electing Phoenix Principal Protector because withdrawals made during the ten-year term of the rider decrease the amount of the benefit available. Consult your financial professional and tax adviser to determine whether this feature is right for you. See the section of this prospectus entitled "Inherited/Stretch Annuity Feature" for more details.


Guaranteed Amount
  The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus
(B) minus (C), where:

   A =the Contract Value on the rider date.

   B =100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

   C =pro rata adjustment for withdrawals from the contract during the term.
      The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the Contract Value immediately prior to the withdrawal.

  For contracts issued beginning on November 17, 2008, Guaranteed Amount Factors 1 and 2 are equal to 1.00. For contracts issued between May 1, 2007 through November 17, 2008, the Guaranteed Amount Factors 1 and 2 were 1.05.

Additional Amount
  If on the last day of the term:

.. the contract value is less than the guaranteed amount base; we will add an additional amount to the Contract Value equal to the difference between the Contract Value and the guaranteed amount.

..  the Contract Value is greater than or equal to the guaranteed amount base;
   we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.

.. the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

  If on any day following the rider date, any portion of the Contract Value is no longer invested according to an asset allocation or strategic program established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

Benefit Termination
  This benefit will terminate at the end of the term or upon the occurrence of any of the following:

.. the date that any portion of the Contract Value is not invested according to a single asset allocation or strategic program established and maintained by us for the benefit;

..  the date that a full surrender is made;

.. the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

..  the date the contract annuitizes; or

..  the date the contract terminates for any reason.

  If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.


Guaranteed Minimum Income Benefit Rider ("GMIB") (called Phoenix Income Protector)--Not available beginning March 9, 2009

  This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

  The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60/th/ birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it, upon written notice only, within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90/th/ birthday.

  A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See "Deductions and Charges" above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the Contract Date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.


  Phoenix Income Protector is also available to you if you are the beneficiary of a deceased Owner's Contract issued to the Owner by another company and you are utilizing this Contract as an Inherited/Stretch Annuity. This benefit is also available to you if you are the beneficiary of a deceased Owner's annuity contract, other than a Phoenix Spectrum Edge(R)+ Contract, the contract was issued to the Owner by Us, and you are utilizing this Contract as an Inherited/Stretch Annuity. This benefit is not available to you if you are the beneficiary of a deceased Owner's Phoenix Spectrum Edge(R)+ Contract issued to the Owner by Us and are utilizing this Contract as an Inherited/Stretch Annuity.


Guaranteed Annuitization Value
  On and before the contract anniversary following the older annuitant's 80/th/ birthday, the guaranteed annuitization value shall be equal to the lesser of
(i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

   A =the Contract Value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

   B =the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

   C =the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

   D =any tax that may be due.

   Assume the contract owner makes an initial payment of $100,000 (at age 68) and an additional deposit of $200,000 on the 3rd contract anniversary.

   On the 7th contract anniversary (age 75), the Guaranteed Annuitization Value is the lesser of (i) or (ii) where (i) is equal to $383,311 ((($100,000 x 1.05/3/) + $200,000) x 1.05/4/) and (ii) is equal to $600,000 (200% x
 ($100,000 + $200,000)). The Guaranteed Annuitization Value is $383,311. This assumes there were no additional payments, withdrawals, or transfers.


  After the contract anniversary following the older annuitant's 80/th/ birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

   A =the guaranteed annuitization value on the contract anniversary following the older annuitant's 80/th/ birthday.

   B =the sum of premium payments made after the contract anniversary following the older annuitant's 80/th/ birthday.

   C =the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary follows the older annuitant's 80/th/ birthday.

   D =any tax may be due.


   Assume the contract owner makes an initial payment of $100,000 (at age 79) and an additional deposit of $200,000 on the 3rd contract anniversary (at age
 82).

   The Guaranteed Annuitization Value at age 80 is equal to $105,000 ($100,000 x 1.05). On the 7th contract anniversary (age 87), the Guaranteed Annuitization Value is equal to $305,000 ($105,000 + $200,000). This assumes there were no additional payments, withdrawals, or transfers.

  You should know that the Effective Annual Rate, the percentage used to increase your annuitization value as described above, will be reset to 0% depending on whether or not the value in the GIA is greater than 40% of the total Contract Value on certain dates. Please refer to the following section entitled "Effective Annual Rate" for a full description of the Effective Annual Rate.


Guaranteed Annuitization Value Reduction

  A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after initial election of the Phoenix Income Protector. In summary, if withdrawals in a rider year do not exceed a maximum annual amount, then the guaranteed annuitization value reduction for those withdrawals is equal to the sum of the withdrawals. To the extent that withdrawals in a rider year exceed a maximum annual amount, then the guaranteed annuitization value reduction for those excess withdrawals will reduce the guaranteed annuitization value by the ratio of each withdrawal to the Contract Value prior to the withdrawal. On each rider anniversary, a maximum annual amount is calculated equal to the effective annual rate on the rider anniversary multiplied by the guaranteed annuitization value on the rider anniversary. The maximum annual amount during the first rider year is equal to 5% multiplied by the Contract Value on the rider date. Withdrawals during a rider year will reduce the maximum annual amount by the same amount that your Contract Value is reduced as a result of the withdrawal.


  The guaranteed annuitization value reduction is equal to the sum of A and B where:

   A =the lesser of the remaining maximum annual amount (prior to the withdrawal) and the withdrawal amount; and B =(a) multiplied by (b), where:
    (a) =the guaranteed annuitization value immediately prior to the withdrawal less the value determined in "A" above;
    (b) =1 minus the result of (c) divided by (d), where:
      (c) = the Contract Value after the withdrawal, and
      (d) = the Contract Value before the withdrawal less the value determined in "A" above.

Effective Annual Rate
  On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

  After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.

  Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.
4.each contract anniversary.

Rider Fee

  There is a fee associated with Phoenix Income Protector. Please see "Guaranteed Minimum Income Benefit Rider Fee" in Section "Deductions and Charges."


Termination of This Rider
  You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1.the 30/th/ day after the last contract anniversary that occurs after the older Annuitant's 90th birthday;

2.the termination of the contract to which this rider is attached;

3.the date a death benefit becomes payable under the contract to which this rider is attached;

4.the date annuity payments commence under the contract to which this rider is attached; and

5.the death of the last surviving annuitant or joint annuitant named under this rider.


Phoenix Income Protector Annuity Payment Options

  Under this rider, you may only elect one of the following annuity payment options:

  GMIB Option A -- Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5, 10 or 20 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

  GMIB Option B -- Non-Refund Life Annuity: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

  GMIB Option D -- Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

  GMIB Option F -- Joint and Survivorship Life Annuity with 10-Year Period
Certain: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

Payment Upon Death After Maturity Date
  If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.")

  If there is a surviving owner, the payments continue as if there had been no death.

  If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

  For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.


           Important Information regarding Phoenix Income Protector
   While Phoenix Income Protector does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

.. Phoenix Income Protector does not provide Contract Value or in any way guarantee the investment performance of any investment option available under the contract.

..  Phoenix Income Protector is irrevocable once elected.

..  You may not change any annuitant or joint annuitant while Phoenix Income
   Protector is in effect.

.. Phoenix Income Protector does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate Phoenix Income Protector.

..  You should consult with a qualified financial advisor if you are considering
   Phoenix Income Protector.

.. Phoenix Income Protector is only available if approved in your state and if we offer it for use with the contract.

..  The minimum monthly fixed annuity payment amount under Phoenix Income
   Protector may be less than the annuity payment amount under the contract even if the Guaranteed Annuitization Value is greater than Contract Value.


Guaranteed Minimum Withdrawal Benefits
  Two different guaranteed minimum withdrawal benefits have been available under the contract at different times. If you purchased your contract prior to November 17, 2008, the Guaranteed Minimum Withdrawal Benefit (GMWB) was available to you. If you applied for your contract on or after November 17, 2008, the Phoenix Flexible Withdrawal Protector was available to you. Each of these benefits guarantees a minimum amount that you will be able to withdraw from your contract, regardless of investment performance. The guaranteed minimum withdrawal benefits are intended to help protect you against poor market performance if you make withdrawals within the limits described below. The guaranteed minimum withdrawal benefits do not establish or guarantee a Contract Value or in any way guarantee the investment performance of any investment option available under the contract. You may begin taking withdrawals immediately or at a later time. While the contract is in effect, you will maintain the guarantee if you don't make withdrawals or if you withdraw less than the limit allowed as specified below. If you do make withdrawals while the contract is in effect, income taxes, tax penalties and surrender charges may apply. A fee for this benefit is deducted on each contract anniversary. See the "Optional Benefit Fees" chart and refer to "Deductions and Charges" above.

  Currently we allow you to elect a guaranteed minimum withdrawal benefit only on the Contract Date. We may remove this restriction in the future.

  A guaranteed minimum withdrawal benefit is not available to you if you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity.

Guaranteed Minimum Withdrawal Benefit (GMWB) (issued between May 1, 2007 until November 17, 2008)
  Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees that each contract year after the Benefit Eligibility Date, you may take withdrawals up to the annual benefit amount until the first death of any Covered Person, if the Single Life Option is in effect, or until the last death of any Covered Person if the Spousal Life Option is in effect even if your Contract Value reduces to zero.

Asset Allocation or Strategic Program Requirement
  If you elected the Guaranteed Minimum Withdrawal Benefit (GMWB), you must select one of the approved programs through which to allocate your premium payments and Contract Values. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may switch your current program or option to another, as well as to any modified or new programs or options the Company may make available. We reserve the right to restrict availability of investment options.

  Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause the Guaranteed Minimum Withdrawal Benefit (GMWB) to terminate without value. You may later re-enroll in an approved program but re-enrollment will not reinstate the rider if it has terminated. If a program is eliminated while the rider is in effect, you will receive notice and you must choose, in consultation with your registered representative, among the other programs and options available.

  Descriptions of the programs are found in "Asset Allocation and Strategic Programs" above.

Benefit Eligibility Date
  The Benefit Eligibility Date represents the date when your lifetime Annual Benefit Amount is available to you.

  The Benefit Eligibility Date when the Single Life Option is in effect is the later of the date that this rider is added to the contract (the "rider date") and the contract anniversary on or following the date the youngest Covered Person attains age 60.

  The Benefit Eligibility Date when the Spousal Life Option is in effect is the later of the rider date or the contract anniversary on or following the date the youngest Covered Person attains age 65. If either spouse dies prior to the Benefit Eligibility Date, the Benefit Eligibility Date will be reset to the later of (a) the contract anniversary following the spouse's date of death, and
(b) the contract anniversary on or following the surviving spouse attaining age 65.

Covered Person
  The Covered Person is the person whose life is used to determine the duration of lifetime Annual Benefit Amount payments. The Covered Person must be a natural person; the owner, however, can be a non-natural person, e.g., a trust or corporation can be designated.

Single Life Option
  Covered Person(s) can be one or more lives. If there is only one designated owner, that owner is the Covered Person. If there are multiple owners, all owners are Covered Persons. If none of the owners are a natural person, all Annuitants become the Covered Persons. The rider terminates upon the first death of the Covered Person(s).

Spousal Life Option

  Generally, Covered Persons must be two legal spouses under Federal law to receive any economic benefit from the election of this option (See "Definition of "Spouse" under Optional Benefits" for more information). If there is only one designated owner, the Covered Persons must be the owner and the owner's spouse, and the spouse must be the sole beneficiary. If there are spousal owners, the Covered Persons must be the spousal owners, and they must both be the beneficiaries. You cannot elect the Spousal Life Option if you wish to designate multiple non-spousal owners, or ownership by a non-natural person. The rider terminates upon the last death of the Covered Persons.


Annual Benefit Amount
  If your Contract Value is greater than zero, the Annual Benefit Amount represents the maximum amount you can withdraw each Contract Year after the Benefit Eligibility Date without reducing the Benefit Base. If your Contract Value reduces to zero, the Annual Benefit Amount represents the annual lifetime amount we will pay.

  Prior to the Benefit Eligibility Date, the Annual Benefit Amount is equal to zero. On and after the Benefit Eligibility Date, the Annual Benefit Amount equals 5% of the Benefit Base. The Annual Benefit Amount is recalculated whenever the Benefit Base is recalculated, as specified below. The Annual Benefit Amount may never be less than zero.

Benefit Base
  The Benefit Base is the amount established for the sole purpose of determining the Annual Benefit Amount. On the rider date, the Benefit Base is equal to the Contract Value. Thereafter, the Benefit Base may be increased by an applicable Roll-Up, or Automatic Step-Up, or subsequent premium payments. The Benefit Base may be reduced by withdrawals. The Benefit Base may never exceed $5,000,000.

Subsequent Premium Payments
  When a subsequent premium is received, the Benefit Base equals the current Benefit Base plus the premium payment amount.

Withdrawals Prior to Benefit Eligibility Date

  Prior to the Benefit Eligibility Date, withdrawals, including withdrawals taken to meet Required Minimum Distribution ("RMD") requirements (as defined by the Internal Revenue Code), will reduce the Benefit Base in the same proportion as the Contract Value is reduced. Surrender charges may also be assessed if the withdrawal is made within the surrender charge period.


Withdrawals On or After Benefit Eligibility Date
  On or after the Benefit Eligibility Date, withdrawals may cause the Benefit Base to be reduced, depending on the amount of the withdrawal.

  . If cumulative withdrawals in any Contract Year are less than or equal to the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.

  . If a withdrawal causes the cumulative withdrawals during a Contract Year to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal.


  . Withdrawals taken to meet the RMD requirement will be deemed to be within the Annual Benefit Amount and will not cause the Benefit Base to be reduced.


Roll-Up
  On each contract anniversary during the first 10 Contract Years following the rider date, if no withdrawals have been taken since the rider date, the Benefit Base will be increased by 5.0% of the Benefit Base as of the prior contract anniversary, or, for the Roll-Up at the end of the first contract year, by 5.0% of the Benefit Base on the last valuation date of the first contract year, prior to any Step-Up. Any Roll-Up occurs prior to any applicable Automatic Step-Up, as described below.

Automatic Step-Up
  On each contract anniversary after the rider date, the Contract Value and Benefit Base are compared. If the Contract Value is greater than the current Benefit Base, we will automatically step-up the Benefit Base to equal the Contract Value. If, however, the Automatic Step-Up has been suspended, as described below, no Automatic Step-Up will occur.


  We may prospectively increase the fee percentage on the effective date of any Automatic Step-Up, subject to the maximum fee percentage shown in the table of "Optional Benefit Fees." If there is an increase in the fee percentage, we will notify you at least 30 days prior to the contract anniversary. You can decline the increase by contacting us no later than seven days prior to the contract anniversary. If you decline the fee increase, the Automatic Step-up feature will be suspended immediately and your fee percentage will remain unchanged. Once your Automatic Step-up is suspended, you will no longer be eligible for any future Automatic Step-up unless you later request in writing to reactivate it. After we receive your request for reactivation, the Automatic Step-up will resume on the following contract anniversary and the fee percentage effective at that time will apply.


Contract Value Reduced to Zero
  When the Contract Value is reduced to zero, the contract terminates. In addition, all rights under the contract and the rider terminate other than as described below.

  We will pay you an amount per year equal to the Annual Benefit Amount, until the first death of the Covered Person(s) for the Single Life Option, or until the last death of the Covered Persons for the Spousal Life Option. We will automatically make monthly payments equal to one-twelfth of the Annual Benefit Amount. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement.

  If the Contract Value is reduced to zero before the Benefit Eligibility Date, we will calculate the Annual Benefit Amount. The new Annual Benefit Amount is equal to 5% of the Benefit Base at the time the Contract Value reduces to zero. Monthly Payments, however, will not commence until one month after the Benefit Eligibility Date.

  If the Contract Value is reduced to zero on or after the Benefit Eligibility Date, monthly payments will commence one month after the Contract Value reduces to zero.

  Payments under the Single Life Option cover only one life, and will continue until the first death of the Covered Person(s). All Covered Persons must be living on the date we make the first payment.

  Payments under the Spousal Life Option cover two spousal lives, and will continue until the last death of the Covered Persons. Under the Spousal Life Option at least one of the Covered Persons must be living on the date we make the first payment.

Cancellation
  You may cancel this rider at anytime in writing in a form acceptable to us. Once cancelled, all rights and benefits under the rider terminate. We will assess the current year rider fee at time of cancellation prorated by the time elapsed for the contract year. Past rider fees will not be refunded.

Termination of Benefit
  This benefit will terminate without value on the occurrence of any of the following dates:

.. the date of first death of the Covered Person(s) for the Single Life Option, or the date of last death of the Covered Persons for the Spousal Life Option;

.. the date there is a change of contract Owner(s) (or Covered Person if the contract Owner is a non-natural person);

.. the date annuity payments commence under an Annuity Payment Option as described in the contract;

..  the date the contract to which this benefit is attached terminates;

..  the date any investment restriction is violated;

..  the date both the Contract Value and Benefit Base have been reduced to zero;
   or

..  the date the contract Owners elect in writing to terminate the benefit.

Phoenix Flexible Withdrawal Protector/SM/: A Guaranteed Minimum Withdrawal
Benefit

  Summary of Benefit
  Beginning November 17, 2008, you may purchase the Phoenix Flexible Withdrawal Protector, which subject to the rider terms, guarantees a minimum amount in payments or withdrawals from the contract, and may also select the optional Extended Care Enhancement with the rider for an additional charge. (Extended Care Enhancement is not available with New York contracts.) When you elect the Phoenix Flexible Withdrawal Protector, the GMWB component is automatically included. You must elect the Extended Care Enhancement to be included as part of the rider at the time you purchase the contract. Currently, these benefits are only available for purchase at the time you buy the contract and you may only purchase one Optional Benefit with the contract. (For New York contracts, the Phoenix Flexible Withdrawal Protector rider is only available if the youngest Covered Person has attained age 54 for the single life option and age 59 for the spousal life option.) As with the other guaranteed minimum withdrawal benefit that has been offered with this contract, once you reach the date on which you can access the benefit according to the rider's terms, Phoenix Flexible Withdrawal Protector guarantees a minimum amount in payments or withdrawals from the contract provided you remain within certain restrictions and limitations which are described below. Phoenix Flexible Withdrawal Protector provides a lifetime benefit for the lifetime of one person if the single life option is elected, or for the lifetime of two spouses if the spousal life option is elected. You should know that the rider does not provide access to the benefit prior to the date the youngest Covered Person reaches a particular age, which is currently age 60 for the single life option and the younger spouse's age 65 for the spousal life option. We call the date on which this occurs the Benefit Eligibility Date. See "Important Terms and Conditions Related to Phoenix Flexible Withdrawal Protector" below for the definition of "Covered Person" and other important terms. However, prior to the Benefit Eligibility Date, the value of the benefit can increase as a result of increases to the Benefit Base. See "Events and features causing recalculation of the Benefit Base" below for details.


  We call the annual amount of the rider's lifetime benefit, the Annual Benefit Amount. As noted below, the Annual Benefit Amount represents two distinct values depending on whether or not your Contract Value is greater than zero. We calculate the Annual Benefit Amount on the later of the date you make the first withdrawal and the Benefit Eligibility Date. On the date it is calculated, the Annual Benefit Amount equals a percentage we call the Annual Benefit Percentage, multiplied by a value we call the Benefit Base. The Annual Benefit Percentage is shown on your rider specifications page and is based on the attained age of the youngest Covered Person on the date of the first withdrawal from the contract. If you take a withdrawal before the Benefit Eligibility Date, the Annual Benefit Percentage will be zero and then will be permanently set according to the youngest Covered Person's attained age on the Benefit Eligibility Date. The Benefit Base is a value we calculate as described below for determining the Annual Benefit Amount. Certain transactions and events under the contract can increase or decrease the Benefit Base. In turn, these transactions and events can increase or decrease the Annual Benefit Amount thereby affecting the amount you receive in payments or withdrawals under the benefit. We further describe these terms, and describe the calculation of these values, and how various contract transactions and events affect these values below.


  Annual Benefit Amount when Contract Value is greater than zero: Guaranteed Withdrawals
  Provided that no withdrawals have been made from the contract prior to the Benefit Eligibility Date (the youngest Covered Person's 60/th/ birthday for the single life option and 65/th/ birthday for the spousal life option), Phoenix Flexible Withdrawal Protector then guarantees a minimum amount of withdrawals you can take from the contract each year after the Benefit Eligibility Date. This amount is the Annual Benefit Amount. The Annual Benefit Amount is not available for guaranteed withdrawals prior to the Benefit Eligibility Date. The rider does not prevent you from taking withdrawals from the contract at any time; however, taking withdrawals prior to the Benefit Eligibility Date may significantly reduce or eliminate the value of the rider benefit. Please see the chart of "Special Risks Associated with Withdrawals" at the end of this section for details. If you have taken withdrawals from the contract prior to the Benefit Eligibility Date, the Benefit Base will be reduced by the withdrawal in the same proportion as the Contract Value is reduced by the withdrawal. See "Taking Withdrawals".

  So long as your remaining Benefit Base is greater than zero when you reach the Benefit Eligibility Date, we will then calculate the Annual Benefit Amount that becomes available to you at that time. The Annual Benefit Amount will be equal to the Annual Benefit Percentage multiplied by the Benefit Base on that date. However, if you take withdrawals before the Benefit Eligibility Date and these withdrawals cause both your Contract Value and Benefit Base to become zero, your rider will terminate without value. Since this is a lifetime benefit, postponing withdrawals too long may limit the value of this rider because your remaining life expectancy shortens as you age. You should carefully consider your plans for taking withdrawals from the contract in considering whether this benefit is appropriate for your goals.

  After the Benefit Eligibility Date, withdrawals reduce the future value of this benefit if they exceed the Annual Benefit Amount. We will reduce the Benefit Base if cumulative withdrawals in a rider year are more than the Annual Benefit Amount. This reduction affects the amount available for future guaranteed withdrawals while the Contract Value is greater than zero and for guaranteed payments when the Contract Value is zero. Please see the chart of "Special Risks Associated with Withdrawals" at the end of this section for details. Additionally, withdrawals that exceed the contract's free withdrawal amount are subject to any surrender charges imposed under the contract.

  Annual Benefit Amount when Contract Value is zero: Guaranteed Payments
  If your Contract Value goes to zero on or after the Benefit Eligibility Date (the youngest Covered Person's 60/th/ birthday for the single life option and 65/th/ birthday for the spousal life option), and you have met the conditions of the benefit, the contract and all rights under the contract and rider terminate but we will pay you the Annual Benefit Amount each year until the first death of a Covered Person under the single life option and until the death of the surviving spouse under the spousal life option. The Annual Benefit Amount is not available for guaranteed payments until the Benefit Eligibility Date.

  Asset Allocation or Strategic Program Requirement
  If you purchase Phoenix Flexible Withdrawal Protector, you must select one of the approved asset allocation programs when allocating your premium payments and Contract Value. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may, at any time, switch your current program to another approved program the Company may make available; however, the fee for the rider may vary depending on the program or option you choose. See the table of "Optional Benefit Fees" for details. We reserve the right to restrict availability of investment options and programs.

  Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling out of programs altogether will cause the rider to terminate without value. You may request to later re-enroll in a program however, re-enrollment will not reinstate the rider. If a program is eliminated while the rider is in effect, we will provide you notice and you must choose among the other approved programs available by working with your registered representative to make an appropriate selection and returning the form we require to the Annuity Operations Division. Descriptions of the programs are found in "Asset Allocation and Strategic Programs" above.

Important Terms and Conditions Related to Phoenix Flexible Withdrawal Protector
  Since the rider is purchased with the contract, the rider date is the same as the contract date and rider years are measured the same as contract years.


  "Annual Benefit Percentage" is a percentage we use to determine the Annual Benefit Amount. The percentage varies by age as shown below and is established on the date you make the first withdrawal from the contract. If your first withdrawal is prior to the Benefit Eligibility Date (the youngest Covered Person's 60/th/ birthday for the single life option or 65/th/ birthday for the spousal life option) this percentage is reset on the Benefit Eligibility Date according to the youngest Covered Person's attained age.



            -------------------------------------------------------
            Single Life  Annual Benefit Spousal Life Annual Benefit
            Attained Age   Percentage   Attained Age   Percentage
            -------------------------------------------------------
                <60            0%           <65            0%
            -------------------------------------------------------
               60-74           4%          65-74           4%
            -------------------------------------------------------
               75-84           5%          75-84           5%
            -------------------------------------------------------
                85+            6%           85+            6%
            -------------------------------------------------------



For riders issued prior to March 9, 2009, see your rider specifications page for the applicable table of Annual Benefit Percentages.


  "Benefit Eligibility Date" is the date the benefit provided by the rider is first available to you.

.. For the single life option, the Benefit Eligibility Date is the later of the rider date and the date the youngest Covered Person, as defined below, attains age 60.

.. For the spousal life option, the Benefit Eligibility Date is the later of the rider date and the date the youngest Covered Person attains age 65. For the spousal life option, if either spouse dies prior to the Benefit Eligibility Date, we will reset the Benefit Eligibility Date to the later of the date of the first spousal death, and the date the surviving spouse attains age 65.

  "Covered Person(s)" means the person(s) whose life is used to determine the duration of the lifetime Annual Benefit Amount payments. A Covered Person must be a natural person.

.. For the single life option, the Covered Person can be one or more lives. If there is one natural person owner, the owner is the Covered Person. If there are multiple natural person owners, all owners are Covered Persons. If the owner is a non-natural person, all annuitants named in the contract become the Covered Persons.


.. Generally, for the spousal life option, Covered Persons must be two legal spouses under federal law to receive any economic benefit from the election of this option (See "Definition of "Spouse" under Optional Benefits" for more information). For contracts issued in New Jersey and Oregon, Covered Persons must be either two legal spouses under federal law or domestic partners under state law. If there is one natural person owner, the owner and the owner's spouse must be the Covered Persons. The spouse must be the sole beneficiary. If there are two spousal owners, the Covered Persons are the spousal owners, and they must both be each other's beneficiary. If there are multiple non-spousal owners, or if the owner is a non-natural person, the spousal life option is not allowed.

Benefit Base
  The Benefit Base is the amount established for the sole purpose of determining the Annual Benefit Amount. As noted above, while the Contract Value is greater than zero, so long as you have reached the Benefit Eligibility Date, the Annual Benefit Amount is the amount available for withdrawals. When the Contract Value goes to zero, so long as you have reached the Benefit Eligibility Date, the Annual Benefit Amount is the amount we will pay to you each year.

  Assuming the Phoenix Flexible Withdrawal Protector rider was issued on the date the contract was issued, the Benefit Base on that date equals the initial premium payment. Thereafter, the Benefit Base is re-calculated whenever certain triggering events occur. At any time while the rider is in effect, we will reduce the Benefit Base if cumulative withdrawals in a rider year are more than the Annual Benefit Amount, which, prior to the Benefit Eligibility Date, is zero. Generally speaking, assuming no withdrawals have been taken, the Benefit Base will be increased by additional premium payments, and may be increased as a result of the roll-up and step-up features. Additionally, except for contracts issued in the state of New York, the Benefit Base may be increased at a particular rider anniversary following the end of the roll-up period by an aspect of the roll-up feature we call the Benefit Base Multiplier. We describe events and features causing recalculation of the Benefit Base below. Under no circumstances will the Benefit Base ever exceed a maximum amount. This maximum amount is the sum of the Maximum Benefit Base Percentage, currently 500%, multiplied by the initial premium plus the Maximum Benefit Base Percentage multiplied by the sum of subsequent premiums in the first rider year, plus 100% of other subsequent premiums.

Sample Calculation of the Maximum Benefit Base

   Assume that the initial premium on the rider date was $100,000 and that the Maximum Benefit Base Percentage was 500%. On the rider date, your Maximum Benefit Base is $500,000 (500% times $100,000).

   Now assume that you make an additional premium payment of $20,000 during the first rider year. Your Maximum Benefit Base would be increased to $600,000 [500,000 + (500% times $20,000)].

   Then assume that you make another premium payment of $15,000, but that this premium payment was made in the third rider year. Your Maximum Benefit Base would be increased to $615,000 [$600,000 + (100% times $15,000)].

Events and Features Causing Recalculation of the Benefit Base
..  Premium Payments Received After the Rider Date
  If we receive premium payments after the rider date, and no withdrawals have been made from the contract, then we will increase the Benefit Base. The Benefit Base will be increased by the dollar amount of each premium payment on the date we receive it. However, if you then take withdrawals from the contract in excess of your Annual Benefit Amount, we will reduce the Benefit Base as described in "Taking Withdrawals" below.

  If any withdrawal has been made from the contract on or prior to our receipt of an additional premium, we will not increase the Benefit Base as a result of premium payments made after such withdrawal.

..  Roll-up Feature

  The rider includes a roll-up feature. This feature is only available to you if you have not taken any withdrawals from the contract. A roll-up feature allows for an increase, or "roll-up," in the Benefit Base during a specified period of time, called the roll-up period. Currently, the roll-up period continues until the 10th rider anniversary following the later of the rider date and the last rider anniversary on which an automatic step-up, described below, occurs. In no event can the roll-up period extend beyond the time the younger Covered Person attains a maximum age. This maximum age is the greater of age 95 or the younger Covered Person's age on the rider date plus 10 years. The increase in Benefit Base resulting from a roll-up is based upon a comparison of different values on each rider anniversary, as specified below. For calculation of the increase in Benefit Base provided by the roll-up feature, "subsequent premium payments" means premium payments received after the rider date, excluding premium payments received on any rider anniversary. The roll-up amount is determined by multiplying the Benefit Base after the most recent prior automatic step-up or, for the roll-up at the end of the first rider year or if there have been no prior automatic step-ups, the Benefit Base on the last valuation date of the first rider year by a percentage ("Roll-Up Percentage"), currently 6.5%, except for contracts issued in New York. (For riders issued prior to March 9, 2009, the roll-up amount is determined by multiplying the Benefit Base as of the prior rider anniversary or, for the roll-up amount at the end of the first rider year, the Benefit Base on the last valuation date of the first rider year by the Roll-Up Percentage.)


  For New York contracts the current percentage used to calculate the roll-up amount ("Roll-Up Percentage") is determined in accordance with the following table:

                ------------------------------------------------
                Single Life    Roll-Up   Spousal Life  Roll-Up
                Attained Age  Percentage Attained Age Percentage
                ------------------------------------------------
                    54           5.0%       59-60        5.0%
                ------------------------------------------------
                   55-56         5.5%        61          5.5%
                ------------------------------------------------
                    57           6.0%        62          6.0%
                ------------------------------------------------
                    58+          6.5%        63+         6.5%
                ------------------------------------------------

  In addition, for New York contracts, the Roll-Up Percentage will be initially set on the rider date based on the youngest Covered Person's attained age on the rider date. Then, if an Automatic Step-Up occurs and there have been no withdrawals from the contract, the Roll-Up Percentage, for the following rider year, will be re-set based on the attained age of the youngest Covered Person on the date of the Automatic Step-Up.

  Except for New York contracts, if you are eligible for the roll-up feature of the rider, we will consider an additional value in recalculating Benefit Base on the rider anniversary at or following the end of the roll-up period on which the youngest Covered Person has attained age 70. This additional value applies the Benefit Base Multiplier, currently 200%, to the sum of the Benefit Base on the rider date plus subsequent premium received in the first rider year. The recalculation of the Benefit Base under the various situations that can exist at the end of the roll-up period is described below.

..  Rider Anniversaries During the Roll-up Period
  On each rider anniversary during the roll-up period, if no withdrawals have been made, the Benefit Base will be re-calculated on that rider anniversary. The re-calculated Benefit Base will be set equal to the greater of the following unless the automatic step-up feature has been suspended in which case, it will be set to the second of the two values described below:

  . the Contract Value then in effect, (after all fees have been deducted, and provided the automatic step-up feature has not been suspended);

  . the sum of (i) the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary, and (ii) the roll-up amount for the prior rider year, if any.


 Example 1--Basic application of a roll-up amount.
   Assume that you have reached your first rider anniversary and have not made any withdrawals. Assume further that your Benefit Base on your rider's effective date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments during the prior rider year and the automatic step-up has not been suspended.

   Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

..  Contract Value = $105,000

..  Sum of (i) and (ii) = $106,500

      (i)Benefit Base on prior rider anniversary = $100,000

     (ii)The Roll-Up Amount of $6,500 which equals the Benefit base at the end of the first rider year ($100,000) times 6.5%

   Your Benefit Base will be $106,500.

 Example 2--Application of the roll-up amount when there is a prior automatic step-up.
   Assume that you have reached the second rider anniversary and have not made any withdrawals. Assume further that your Benefit Base as of the last rider anniversary was $108,000 due to an automatic step-up, your contract value is $110,000, you have not made any subsequent premium payments during the prior rider year and the automatic step-up has not been suspended.

   Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

..  Contract Value = $110,000

..  Sum of (i) and (ii) = $115,020

      (i)Benefit Base on prior rider anniversary = $108,000

     (ii)The Roll-Up Amount of $7,020, which equals the Benefit Base on the rider anniversary of the last automatic step-up ($108,000) times 6.5%

   Your Benefit Base will be $115,020.

 Example 3--Application of the roll-up amount when several rider years have elapsed with no prior automatic step-up.
   Assume the Benefit Base on the first rider anniversary prior to any roll-up calculation was $100,000. Assume that you have reached the fourth rider anniversary without making any withdrawals and without having an automatic step-up. The Benefit Bases are increased by the Roll-Up Amounts at the end of each of the first 3 rider years and equal:

   Year 1: $106,500 = $100,000 + $6,500

   Year 2: $113,000 = $106,500 + $6,500

   Year 3: $119,500 = $113,000 + $6,500

   The above Roll-Up Amounts are each equal to 6.5% of the Benefit Base at the end of the first rider year.

   Assume that, on the 4/th/ rider anniversary, your contract value is $115,000 and you have not made any subsequent premium payments.

   Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

..  Contract Value = $115,000

..  Sum of (i) and (ii) = $126,000

      (i)Benefit Base on prior rider anniversary = $119,500

     (ii)The Roll-Up Amount of $6,500 which equals the Benefit base at the end of the first rider year ($100,000) times 6.5%.

   Your Benefit Base will be $126,000.

 Example 4--Impact of a Subsequent Premium Payment on the Benefit Base.
   Assume the Benefit Base on your rider's effective date was $100,000. Assume there is no automatic step-up at the end of the first rider year and you have not taken any withdrawals. The Benefit Base at the end of the 1/st/ rider year is increased by the Roll-Up Amount and equals $106,500 = $100,000 + $6,500.

   Assume that 3 months into the 2/nd/ rider year you make a Subsequent Premium Payment of $50,000. The Benefit Base is increased to $156,500 ($106,500 + $50,000) due to the premium payment.

   Assume that, on the 2/nd/ rider anniversary, your contract value is $140,000.

   Your Benefit Base will be recalculated on your 2/nd/ rider anniversary to be the greatest of the following:

..  Contract Value = $140,000

..  Benefit Base in Effect = $156,500

..  Sum of (i), (ii), and (ii) = $163,000

      (i)Benefit Base on prior rider anniversary = $106,500

     (ii)The Roll-Up Amount of $6,500 which equals the Benefit base at the end of the first rider year ($100,000) times 6.5%.

    (iii)Subsequent Premium Payments during the recently completed rider year = $50,000

   Your Benefit Base will be $163,000.

..  The Rider Anniversary Following the End of the Roll-Up Period
  If the roll-up period has ended, and no withdrawals have been made from the contract, we will re-calculate the Benefit Base on the rider anniversary following the end of the roll-up period. The Benefit Base Multiplier is not available for contracts issued in New York. As a result, for New York contracts, on the rider anniversary following the end of the roll-up period, the Benefit Base will be set equal to the greater of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the second of the two values described below:

  . the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);

  . the sum of (i) the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary, and (ii) the roll-up amount for the prior rider year, if any.

  For contracts other than New York contracts, when we recalculate the Benefit Base on the rider anniversary following the end of the roll-up period, the amount of the recalculated Benefit Base will depend on whether the youngest Covered Person has attained the Benefit Base Multiplier Age, currently age 70, by that rider anniversary. If the youngest Covered Person has not attained age 70 by the rider anniversary immediately following the end of the roll-up period, then we will recalculate the Benefit Base again on the rider anniversary next following the date the youngest Covered Person attains age 70. For each situation, the recalculated Benefit Base is determined as described below.

1.Assuming the youngest Covered Person has not attained age 70 by the rider anniversary immediately following the end of the roll-up period, then on that rider anniversary, the Benefit Base will be set equal to the greater of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the latter of the two values described below:

  . the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);

  . the sum of (i) the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

   Assume the Benefit Base on the first rider anniversary prior to any roll-up calculation was $100,000 and that you have reached the rider anniversary following the end of the roll-up period, the youngest Covered Person has not yet attained age 70 and you have not made any withdrawals. Assume further that your contract has never had an automatic step-up, your Benefit Base as of your prior rider anniversary was $158,500, your Contract Value is $105,000, you have not made any subsequent premium payments during the prior rider year and the automatic step-up has not been suspended. Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

..  Contract Value = $105,000

..  Sum of (i) and (ii) = $165,000

      (i)Benefit Base on prior rider anniversary = $158,500

     (ii)Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500

   Your Benefit Base will be $165,000.

2.For contracts other than those issued in New York, assuming the youngest
  Covered Person has attained age 70 by the rider anniversary immediately following the end of the roll-up period, then on that rider anniversary, the Benefit Base will be set equal to the greatest of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the greater of the latter two values described below:

  . the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);

  . the Benefit Base Multiplier, currently 200%, multiplied by the sum of (i) the Benefit Base on the rider date, and (ii) all subsequent premium payments received during the first rider year;

  . the sum of (i) the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

   Assume that the contract is not a New York contract so the Benefit Base Multiplier is 200% and that you have reached the rider anniversary following the end of the roll-up period, the youngest Covered Person has attained age 70 and you have not made any withdrawals. Assume further that your contract has never had an automatic step-up, your Benefit Base as of your prior rider anniversary was $158,500, your Benefit Base on the rider date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments after the rider date and the automatic step-up has not been suspended.

   Your Benefit Base will be re-calculated on your rider anniversary to be the greatest of the following:

..  Contract Value = $105,000

..  200% x Sum of (i) and (ii) = $200,000

      (i)Benefit Base on the rider date = $100,000

     (ii)Subsequent premium payments = $0

..  Sum of (i) and (ii) = $165,000

      (i)Benefit Base on prior rider anniversary = $158,500

     (ii)Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500

   Your Benefit Base will be $200,000.


Rider Anniversary Next Following Youngest Covered Person's 70/th/ Birthday Occurring after the Rider Anniversary Immediately Following the End of the Roll-Up Period.
  For contracts other than those issued in New York, assuming no withdrawals have been taken and the youngest Covered Person attained age 70 after the rider anniversary immediately following the end of the roll-up-period, then, on the next rider anniversary following the date the youngest Covered Person attains age 70, the Benefit Base will be set equal to the greatest of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the greater of the latter two values described below:

  . the Contract Value then in effect, after all fees have been deducted, (provided the automatic step-up feature has not been suspended);

  . the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary;

  .  the Benefit Base Multiplier, currently 200%, multiplied by the sum of
     (i) the Benefit Base on the rider date and (ii) all subsequent premium payments received during the first rider year.

   Assume that the contract is not a New York contract so the Benefit Base Multiplier is 200% and that you reached the rider anniversary following the end of the roll-up period several years ago, but still have not made any withdrawals from the contract. However, the youngest Covered Person celebrated his 70/th/ birthday during the prior rider year. Assume further, your Benefit Base on the prior rider anniversary was $180,000, your Benefit Base on the rider date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments after the rider date and the automatic step-up has not been suspended.

   Your Benefit Base will be re-calculated on your rider anniversary to be the greatest of the following:

..  Contract Value = $105,000

..  Benefit Base on prior rider anniversary = $180,000

..  200% x Sum of (i) and (ii) = $200,000

      (i)Benefit Base on the rider date = $100,000

     (ii)Subsequent premium payments = $0

   Your Benefit Base will be $200,000.

..  Each Rider Anniversary After the Earlier of the First Withdrawal and the
   Rider Anniversary Following the End of the Roll-Up Period (except Rider Anniversary next following youngest Covered Person's 70/th/ birthday occurring after the Rider Anniversary immediately following the end of the Roll-Up Period)

  On each rider anniversary after the earlier of the first withdrawal and the rider anniversary following the end of the roll-up period, we will re-calculate the Benefit Base. The Benefit Base will be set equal to the greater of the following unless the automatic step-up feature has been suspended, in which case it will be set to the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary:

  . the Contract Value then in effect, after all fees have been deducted, (provided the automatic step-up feature, described below, has not been suspended); and

  . the Benefit Base on the prior rider anniversary adjusted for any withdrawals taken since the prior rider anniversary plus if no withdrawals have been taken any premium payments since the prior rider anniversary.

   Assume that you made a withdrawal from the contract. Assume further, your current Benefit Base is $106,500, your Contract Value is $110,000 and the automatic step-up has not been suspended.

   Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

..  Contract Value = $110,000

..  Benefit Base = $106,500

   Your Benefit Base will be $110,000.

..  Automatic Step-Up Feature
  The Phoenix Flexible Withdrawal Protector rider includes an automatic step-up feature. Like the roll-up feature, the automatic step-up feature allows for an increase in the Benefit Base. At set intervals, currently on each anniversary of the rider date, we will automatically compare the Contract Value, after deduction of all fees, to the Benefit Base then in effect; that is, the Benefit Base on the prior rider anniversary and, if no withdrawals have been taken, any premium payments made since the prior rider anniversary and reduced by withdrawals as described in "Taking Withdrawals". If the Contract Value, after deduction of all fees, is greater than such Benefit Base, we will automatically increase, or "step-up" the Benefit Base to equal the Contract Value. Any step-up occurs after any roll-up as described above. You should know the fee percentage for the rider may be increased if we step-up the Benefit Base. If you do not decline the automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base. You can decline the step up and any associated fee increase by contacting us no later than seven days prior to the rider anniversary. If you decline the step-up, the automatic step-up will not occur and the automatic step-up feature will be suspended immediately. If you decline an automatic step-up in the Benefit Base, we will continue to calculate any roll-ups as described above. Assuming your rider is still in effect at the next step-up interval, you may reactivate the automatic step-up option by contacting us at the phone number or address provided on the first page of the prospectus.

..  Taking Withdrawals

  The following section describes how taking withdrawals may impact the Benefit Base. Prior to the Benefit Eligibility Date, all withdrawals are considered excess withdrawals. Withdrawals will reduce the Benefit Base by the same proportion as Contract Value is reduced by the withdrawal. If the Benefit Base is greater than the Contract Value at the time of the withdrawal, the withdrawal will reduce the Benefit Base by more than the withdrawal amount as shown in the example below. Then, on the Benefit Eligibility Date, which is generally the date the youngest Covered Person attains age 60, if the single life option is in effect or the date the younger spouse attains age 65, if the spousal life option is in effect, we will calculate the Annual Benefit Amount using the reduced Benefit Base.


   Assume the Contract Value is $50,000 and the Benefit Base is $75,000. A withdrawal of $5,000 is made prior to the Benefit Eligibility Date. The Contract Value is reduced by 10% ($5,000 / $50,000) as a result of the withdrawal. Therefore, the Benefit Base is reduced by 10% or $7,500. The new Benefit Base is $75,000 - $7,500 = $67,500.

  After you reach the Benefit Eligibility Date, whether withdrawals will reduce the Benefit Base depends on whether cumulative withdrawals in any rider year exceed the Annual Benefit Amount as described below. The Annual Benefit Amount is not available to you for withdrawals or payments unless you have reached the Benefit Eligibility Date.

..  If cumulative withdrawals in any rider year after the Benefit Eligibility
   Date do not exceed the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.

.. If a withdrawal causes the cumulative withdrawals in any rider year after the Benefit Eligibility Date to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals in that rider year are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal. This reduction in the Benefit Base reduces the amount of future permitted withdrawals and may also reduce any amount available for guaranteed payments if the Contract Value goes to zero.

..  You should know that, currently, withdrawals taken after the Benefit
   Eligibility Date to meet Required Minimum Distribution requirements as defined by the Internal Revenue Code are not considered to exceed the Annual Benefit Amount and therefore do not reduce the Benefit Base. However, we may change this rule at our discretion in which case such withdrawals taken following this change may be considered excess withdrawals as described below.

  For IRA and qualified plan contracts, cumulative withdrawals in any rider year after the Benefit Eligibility Date will be considered excess withdrawals only if they exceed the greatest of (a), (b) and (c), where:

 (a) =the current Annual Benefit Amount;

 (b) =the RMD for the 1st calendar year during the rider year; and

 (c) =the RMD for the 2nd calendar year during the same rider year.

  Below are sample calculations showing the effect of a withdrawal that is equal to the Annual Benefit Amount and then a withdrawal that is more than the Annual Benefit Amount

  Assume that your Contract Value is $100,000 and your Benefit Base is $120,000. Assume you are making your first withdrawal and that you have already reached the Benefit Eligibility Date.

  Since this is your first withdrawal (and it is occurring after the Benefit Eligibility Date), the Annual Benefit Percentage is determined by the youngest Covered Person's attained age on the date of first withdrawal. Assume this Annual Benefit Percentage is 5%. The Annual Benefit Amount therefore is $6,000, which is 5% multiplied by the Benefit Base (5% times $120,000). Now assume that the withdrawal amount is $6,000. Since your cumulative withdrawals during the rider year have not exceeded the Annual Benefit Amount, the amount withdrawn is not considered to be an excess withdrawal and there is no adjustment to your Benefit Base. So your Contract Value will decrease to $94,000 as a result of your withdrawal, but your Benefit Base will remain at $120,000.

  Assume that later that rider year, you withdraw an additional $10,000 and that the Contract Value prior to the withdrawal was $96,000. Your Contract Value would reduce to $86,000 as a result of the second withdrawal. Your cumulative withdrawals for the year are now $16,000, which exceeds your Annual Benefit Amount by $10,000. The excess withdrawal reduced your Contract Value by 10.42% ($10,000 divided by $96,000), and accordingly, your Benefit Base is reduced by 10.42%, from $120,000 to $107,500. Your Annual Benefit Amount would be recalculated as 5% of $107,500 or $5,375.


  You should know that withdrawals from the contract have other potential consequences, including potential imposition of surrender charges and premium taxes, and federal income tax consequences. Withdrawals, including withdrawals taken to meet RMD requirements that do not exceed the Annual Benefit Amount are considered to be within the contract's free withdrawal amount. However, withdrawals above the Annual Benefit Amount, including withdrawals taken to meet RMD requirements, are subject to any surrender charges imposed under the contract. Please see "Surrender of Contract and Withdrawals" and "Federal Income Taxes" for more information.


Extended Care Enhancement--This feature is not available for contracts issued in New York.
  The Extended Care Enhancement is an optional feature available with the Phoenix Flexible Withdrawal Protector rider that allows for an increase in the Annual Benefit Amount when the Covered Person is confined to a nursing home, and meets the conditions specified below. As with other benefits provided by the rider, this benefit is available only on and after the Benefit Eligibility Date. This feature is subject to state availability.

Conditions
  We will increase the Annual Benefit Amount when the Covered Person has been confined to a nursing home as defined below for a least one day of the rider year, and has met the elimination period and waiting period requirements. This increase in the Annual Benefit Amount lasts for the same amount of time the Covered Person is confined and is calculated as described below. To meet the elimination period requirements, the Covered Person must have been confined to a nursing home for at least 180 consecutive days within the last 365 days. To meet the waiting period requirements, the Covered Person must not have been confined to a nursing home 12 months before the rider date and twelve months following the rider date. If you are confined to a nursing home during the waiting period, you will never be eligible for benefits under the Extended Care Enhancement.

  . A nursing home is a facility that is licensed to operate pursuant to the laws and regulations of the state in which is it located as a nursing home to provide 24-hour convalescent and related nursing care services 7 days a week by an on-site registered nurse on a continuing inpatient basis for persons who are chronically ill or who otherwise require assistance in performing the basic activities of daily living. The facility must provide care prescribed by a physician and performed or supervised by a registered graduate nurse. In addition the facility must have a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician.

  . A nursing home does not include a hospital (acute care), a rehabilitation hospital, an assisted living facility, a facility for the treatment of alcoholism, drug addiction, mental illness, or nervous disorders, a rest home (a home for the aged or a retirement home), a residential care facility, or any other facility which does not, as its primary function, provide assistance in performing the basic activities of daily living.

  No benefits under the Extended Care Enhancement feature will be provided if other similar benefits have been purchased through the Company, or any of its subsidiaries or affiliates.

  If the Extended Care Enhancement feature is in effect, and you have met the above conditions, we will determine the Annual Benefit Amount by multiplying the Benefit Base by a specified percentage, currently 200%, multiplied by the Annual Benefit Amount Percentage. When the Covered Person is no longer confined to a nursing home, we will reduce the Annual Benefit Amount to that which is ordinarily provided under the Phoenix Flexible Withdrawal Benefit.

Payment of the Annual Benefit Amount when the Contract Value is greater than zero
  The Annual Benefit Amount is not available to you before the Benefit Eligibility Date. After you reach the Benefit Eligibility Date, you may take withdrawals equal to the Annual Benefit Amount each year the Contract Value is greater than zero. You can establish a Systematic Withdrawal Program for payments equal to a specified amount or can request payments according to your own schedule. See "Systematic Withdrawal Program" for additional details about how to use this program and the program's restrictions.

Payment of the Annual Benefit Amount when the Contract Value is zero
  The Annual Benefit Amount is not available to you before the Benefit Eligibility Date. If, when the Contract Value goes to zero, the Benefit Base is greater than zero, then, one month after the later of the date the Contract Value goes to zero and the Benefit Eligibility Date, we will begin to pay you equal monthly payments of an amount that will equal the Annual Benefit Amount divided by twelve. We will make these payments under the single life option or spousal life option, whichever you selected at the time you purchased the rider. For the single life option, all Covered Persons must be living on the date we make the first payment, and for the spousal life option, at least one spouse must be living. Payments will continue until the first death of any Covered Person(s) for the single life option, or until the death of the surviving spouse for the spousal life option. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement.

Maximum Maturity Date Benefit
  If your Contract Value is greater than zero and you cannot extend the maturity date of the contract any later, this rider allows you to exchange the Contract Value for lifetime payments equal to the Annual Benefit Amount in lieu of applying the Contract Value to one of the annuity payment options offered under the contract. Otherwise, your contract will enter the annuity period and you may choose any of the annuity options then available. See "The Annuity Period".

Termination of Phoenix Flexible Withdrawal Benefit
  The rider will terminate without value on the date the first of any of the following events occur:

1.any Covered Person is changed;

2.annuity payments begin under an annuity payment option as described in the contract;

3.the contract, to which the rider is attached, terminates;

4.the owner elects to terminate the rider;

5.any portion of the Contract Value is no longer invested in one of the approved asset allocation programs;

6.the Contract Value and Benefit Base are both reduced to zero;

7.any Covered Person under the single life option, or the surviving Covered
  Person under the spousal life option dies; or

8.you assign any rights or interest in the rider.

  Once the rider is terminated it cannot be reinstated and the pro rata portion of the rider fee will be deducted from the Contract Value on the date the rider terminates.
Special Risks Associated with Withdrawals
  The following chart demonstrates special risks that are associated with taking withdrawals when the Phoenix Flexible Withdrawal Protector is attached to a contract when the Contract Value and Benefit Base are both greater than zero. Whether or not a withdrawal is considered "permitted" or "excess" is described in the section "Taking Withdrawals", in the description of the Benefit Base. When the Contract Value is reduced to zero, lifetime payments will begin and withdrawals are no longer allowed from the contract. Also, withdrawals taken prior to the Benefit Eligibility Date can negatively affect the value of the rider. See "Taking Withdrawal" in the description of the Benefit Base.

                                                                                                         Permitted    Excess
Scenario                                                                                 No Withdrawals Withdrawals Withdrawals
--------                                                                                 -------------- ----------- -----------
Automatic Contract Value reduction......................................................                     X           X
Reduction to Benefit Base...............................................................                                 X
Gives you the highest potential Annual Benefit Amount available under the rider/1/......       X
Cancels your ability to have subsequent premium payments automatically increase the
  Benefit Base..........................................................................                     X           X
Cancels your ability to "roll-up" and increase your Benefit Base........................                     X           X
Reduces the likelihood of an automatic step-up/2/.......................................                     X           X
Premium payments increase the Benefit Base..............................................       X
Potential to terminate the rider without value if reduces the Contract Value to zero....                                 X
Permanently sets the Annual Benefit Percentage..........................................                     X           X
Permanently sets the Annual Benefit Amount if the Contract Value is reduced to zero and
  the Benefit Base is greater than zero.................................................                     X
Potential surrender charges.............................................................                                 X
Potential premium taxes and/or federal income tax consequences..........................                     X           X

-----------------

/1/ The potential Annual Benefit Amount is greatest if at the end of the roll-up period, no withdrawals have been made and the youngest Covered Person has attained the Benefit Base Multiplier Age.

/2/ In order to obtain an automatic step-up, your Contract Value must be greater than your Benefit Base on the rider anniversary. If you make withdrawals, your Contract Value will automatically decline, therefore reducing the likelihood that your Contract Value will be greater than your Benefit Base on your next rider anniversary, thus also reducing the likelihood that you will be able to step-up your Benefit Base.
Surrender of Contract and Withdrawals
  If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Variable Annuity Payment Options K or L.


  Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. Withdrawals are subject to income tax on any gain plus a penalty tax of 10% of the policyholder is under age 59 1/2.


  The appropriate number of accumulation units of an investment option will be redeemed at their value next determined after the receipt by our Annuity Operations

Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.


  Withdrawals may negatively impact guarantees provided by certain Optional Living Benefit riders if certain conditions are not met. Please see the section entitled "Optional Benefits" for further details. Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division. For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your contract provides for loans) over $100,000.


Contract Termination
  The contract will terminate, if on any valuation date the contract value is zero. Phoenix will notify you in writing that the contract has terminated.

Payment Upon Death Before Maturity Date

When is the Death Benefit Payable?
  A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

Who Receives Payment?
..  Death of an Owner/Annuitant
  If the owner/annuitant dies before the contract maturity date, the death benefit will be paid to the owner/annuitant's beneficiary. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.

..  Death of an Owner--Multiple Owners
  If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

..  Death of an Annuitant who is not the Owner
  If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant and the contract continues, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of an annuitant or joint annuitant will not cause the death benefit to be paid.

..  Death of Owner who is not the Annuitant
  If the owner who is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner's beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.

..  Spousal Beneficiary Contract Continuance
  If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the beneficiary, the spousal beneficiary can continue the contract as the contract owner.

..  Ownership of the Contract by a Non-Natural Person
  If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.

What is the Death Benefit Amount?
  The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

..  Death Benefit Option 1--Return of Premium
  Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

     a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
     b) the contract value on the claim date.

..  Death Benefit Option 2--Annual Step-Up
  This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

  Upon the death of the owner who has not attained age 80, the death benefit is the greatest of:

     a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
     b) the Contract Value on the claim date; or
     c) the annual step-up amount (as defined below).

  Upon the death of the owner who has attained age 80, the death benefit is the greater of:

     a) the death benefit amount in effect at the end of the contract year prior to the owner attaining age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner attaining age 80; or
     b) the Contract Value on the claim date.

  If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age.

  Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

  Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of

     (1)the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or
     (2)the Contract Value.


  Death benefit proceeds will be payable in a single lump sum. At the time of payment you may elect to have the full death benefit amount sent to you or to have the proceeds credited to the Phoenix Concierge Account ("PCA"), an interest bearing checking account with check writing privileges. If you do not affirmatively elect to have the full death benefit amount sent to you, the PCA will become default method of payment when the death claim is greater than or equal to $5,000 and the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. You may opt out of the PCA at any time by writing a check from the PCA for the full amount of your balance or by calling our Annuity Service Center.


  The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company. Also, if the recipient chooses, death benefit proceeds will be payable in the form of an annuity payment option. Any such annuity payment option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

  Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax" and "Distribution at Death" under "Federal Income Taxes."

  We reserve the right to discontinue offering any one of the available death benefit options in the future.

  If you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity, only the Return of Premium death benefit is available to you.

Internet, Interactive Voice Response and Telephone Transfers
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  You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone. The Company may discontinue any of these options and may provide other options at any time.

  The company and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

  We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.


  Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the contract value among one or more investment options or the GIA subject to the limitations established for the GIA and subject to the requirement to participate in an approved asset allocation program for the Optional Benefits other than Phoenix Income Protector. A transfer from an investment option will result in the redemption of accumulation units and, if another investment option is selected, in the purchase of accumulation units.


  The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options or the GIA does not automatically change the premium payment allocation schedule of your contract.


  Your registered representative may submit your transfer request in a batch of requests for multiple policy owners, but only if specific requirements are met. For certain representatives, these requirements are that your transfer request must be signed by you (you may not provide a general authorization for your registered representative to submit transfer requests on your behalf), or, if the transfer request is submitted by telephone, you must be on the line to provide authorization to complete the trade. If you change registered representatives, these requirements may change. For example, you may be able to provide a general authorization for some registered representatives to submit transfer requests on your behalf. Like an individual transfer request, the transfer request must be submitted in good order to be processed. You may also request transfers and changes in premium payment allocations among available investment options or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date, or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

  Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.


  No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first 12 transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the 12 transfer limit. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."


  Transfers to the GIA are not permitted during the first contract year. After the first contract year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the contract value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

Market Timing and Other Disruptive Trading
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  We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other contract owners.

  "Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

.. dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;

.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

  To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

  Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your contract, we may (but are not obligated to):

.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),


.. implement and administer redemption fees imposed by one or more of the underlying funds, or


..  impose other limitations or restrictions.


  Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf (for some registered representatives, this may not be permitted), he or she may submit your transfer request in a batch of requests for multiple policy owners. We monitor these transfers on an individual basis, rather than on a batch basis. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

  Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

  Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

  We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential affects of Disruptive Trading, while recognizing the need for contract holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

  We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

  We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

  Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.

  We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period
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  The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments
  Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a fixed payment annuity is selected. No surrender charge is taken. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

  If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

  Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

  The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

Annuity Payment Options
  Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Variable Annuity Payment Options K or L.

  With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.

  The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

  The level of annuity payments payable under the following annuity payment options is based upon the annuity payment option selected, and such factors as the age of the annuitant, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

  We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

  The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

Option A--Life Annuity with Specified Period
  A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

Option B--Non-Refund Life Annuity
  A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

Option D--Joint and Survivor Life Annuity
  A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

Option E--Installment Refund Life Annuity
  A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

Option F--Joint and Survivor Life Annuity with 10-Year Period Certain
  A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

Option G--Payments for Specified Period
  A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

Option H--Payments of Specified Amount
  Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

Option I--Variable Life Annuity with 10-Year Period Certain
  A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

Option J--Joint Survivor Variable Life Annuity with 10-Year Period Certain
  A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

Option K--Variable Annuity for a Specified Period
  A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each investment option and affect the amount of future payments. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

Option L--Variable Life Expectancy Annuity
  This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

Option M--Unit Refund Variable Life Annuity
  This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each investment option multiplied by the current annuity unit value for that investment option. The number of remaining annuity units for each investment option will be calculated as follows:

1)the net amount in the investment option applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus

2)the sum of the annuity units released from the investment option to make the payments under this option.

  You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

Option N--Variable Non-Refund Life Annuity
  A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

Other Options and Rates
  We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

Other Conditions
  Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.


  Federal income tax requirements also provide that participants in IRAs must begin required minimum distributions ("RMD's") by April 1 of the year following the year in which they attain age 70 1/2. We assist policyholders in satisfying their RMD requirements. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2.

  Amounts up to the RMD may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.


  If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

  Currently, transfers between investment options are available for amounts allocated to any of the variable annuity payment options except Annuity Payment Option M.

Payment Upon Death After Maturity Date
  If an owner dies on or after the maturity date and there is no surviving owner, any remaining period certain annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.")

  If there is a surviving owner, the payments continue as if there had been no death.

  If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining period certain annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

  For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.

Variable Account Valuation Procedures
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Valuation Date
  A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.the NYSE is closed or may have closed early;

2.the SEC has determined that a state of emergency exists; or

3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

  The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Valuation Period
  Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

Accumulation Unit Value
  The value of one accumulation unit was set at $1.000 on the date assets were first allocated to an investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that investment option.

Net Investment Factor
  The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.

Miscellaneous Provisions
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Assignment
  Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. This assignment may result in taxable income to the contract owner. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

  A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Option 1.

Death Benefit
  In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.


Suspension of Payments or Transfers
  Payment of the Contract Value, attributable to the Separate Account, in a single sum upon a death claim, withdrawal or full surrender of the contract will ordinarily be made within at least 7 days after receipt of the written documentation in good order. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

  Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.



Free Look Period

  We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted contract value less any charges. (A different Free Look Period or amount may be required by state or federal law.) You may receive more or less than the initial premium payment depending on investment experience within the investment options during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. However, if applicable state law requires a return of premium payments, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.


Amendments to Contracts
  Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares

  If, in the judgment of Phoenix's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another investment option for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.


Ownership of the Contract
  Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.



Inherited/Stretch Annuity Feature

  This Contract provides for an Inherited/Stretch Annuity Feature that may be requested by the beneficiary of a deceased Contract Owner's interest. Under this Feature we will administer the Contract to accommodate an inherited or "stretch" payout. A stretch payout is a method in which the death benefit is paid out over a period of time, which is generally based upon the life expectancy of the beneficiary. By electing a stretch payout, a death benefit beneficiary can "stretch" payments over his or her life expectancy rather than receive the entire death benefit in one lump sum or within five years of the Contract Owner's death. The amount of each stretch payment will be at least the required minimum distribution ("RMD") required under the Internal Revenue Code and its accompanying rules and regulations (see "Federal Income Taxes"). Electing a "stretch" payout may provide tax advantages to the beneficiary.

  This Feature is available to an individual or trust beneficiary of an Individual Retirement Account (IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract issued by Phoenix Life Insurance Company (or its affiliates) or issued by a company unaffiliated with Phoenix Life Insurance Company. If the beneficiary of a contract issued by a company unaffiliated with Phoenix Life Insurance Company purchases this Phoenix Spectrum Edge+ Contract for this Feature, then all contract rights will be available to the purchaser. However, if a beneficiary of this Phoenix Spectrum Edge+ Contract elects this Feature, only certain rights will remain with the beneficiary because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have a IRA/Qualified or Non-Qualified Plan and whether the beneficiary is an individual or a trust.

  If this Feature is elected, we will calculate the RMD under the Internal Revenue Code ("Code") and its accompanying rules and regulations and will distribute this calculated amount to the beneficiary. However, it is the responsibility of the beneficiary to ensure that the correct RMD is actually withdrawn from the contact each year.

  The following guidelines will apply when we administer this Feature:

.. We will calculate the RMD each year in accordance with the Code using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account.

.. With certain limitations, a beneficiary's share of the death benefit will be distributed over his or her life expectancy, based on IRS tables. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31st of the calendar year following the year of death, the death benefit will be distributed over the life expectancy of the oldest beneficiary.

.. For a Non-Qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments will be based on the life expectancy of the deceased Owner at the time of death.

.. If the beneficiary is a non-natural person under an IRA/ Qualified plan, and the deceased Owner died after his or her required beginning distribution date, we will use the remaining life expectancy of the deceased to compute remaining payments.

.. The annual RMD must be withdrawn each year. For a Non-Qualified contract, the first RMD must be distributed no later than the anniversary of the deceased Owner's date of death. For IRAs/Qualified plans, the first RMD must be distributed on or before December 31st of the calendar year following the year of the deceased's death.

.. For an IRA/Qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70 1/2. In the alternative, the spouse can also add the IRA/Qualified plan proceeds to his or her own IRA and delay RMDs until the surviving spouse turns 70 1/2.

.. For a Non-Qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can take the contract as his or her own and delay RMDs until the surviving spouse's death.

.. The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.

.. In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled "Summary of Expenses" and "Surrender of Contracts and Withdrawals").


.. The beneficiary who elects this Feature may continue or change the funding vehicle that the deceased Owner selected.


  For more information regarding Our administration of this feature, please see your Required Minimum Distribution (RMD) Request and Acknowledgment Form. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.


Community and Marital Property States
  If the Contract Owner resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The Contract Owner should consult with legal counsel regarding this designation. Should spousal consent be required, We will not be liable for any consequences resulting from the failure of the Contract Owner to obtain proper consent.


Federal Income Taxes
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Introduction

  The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") or Individual Retirement Annuities
(IRAs) under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate impact of federal income taxes on the amounts held under a contract, premiums paid for the contract, payments received under the contract and on the economic benefits to the policyholder, annuitant or beneficiary depends on our income tax status, on the type of retirement plan (if any) for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

  The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract either currently or in the future. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of annuity contracts and IRAs; if enacted, these changes could be retroactive. At this time, we do not have any specific information about any pending proposals that could affect this contract. We reserve the right to make changes to the contract to assure that it continues to qualify as an annuity for federal income tax purposes. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

  Note on Terminology: The Internal Revenue Code uses the term "policyholder", in describing the owner of an Annuity. This section will follow the Internal Revenue Code terminology in describing specific provisions of the Code.


Income Tax Status

  We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company and neither account will be taxed separately as under the "regulated investment company" provisions (Subchapter M) of the Code.

  Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Taxation of Annuities in General--Nonqualified Plans

  Code section 72 governs taxation of annuities. In general, a policyholder (Contract owner) is not taxed on increases in value of the units held under a contract until a distribution is made. However, in certain cases, the increase in value may be subject to tax currently. See "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.

  The policyholder may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the Contract Value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.


Surrenders or Withdrawals Prior to the Contract Maturity Date

  Code section 72 provides that a withdrawal or surrender of the contract prior to the contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the policyholder's gross income ("after-tax monies"). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.


Surrenders or Withdrawals On or After the Contract Maturity Date

  Upon receipt of a lump sum payment under the contract, the policyholder is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

  For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

  Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

  Withholding of federal income taxes on all distributions may be required unless the policyholder properly elects not to have any amounts withheld and notifies our Operations Division of that election on the required forms and under the required certifications. Certain policyholders cannot make this election.

Penalty Tax on Certain Surrenders and Withdrawals--Nonqualified Contracts (Contracts not issued in connection with qualified plans or IRAs)
  Amounts surrendered, withdrawn or distributed before the policyholder/taxpayer reaches age 591/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the policyholder (or where the holder is not an individual, the death of the "primary Annuitant," defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982;
(vi) under a qualified funding asset (as defined in Code section 130(d)); (vii) under an immediate annuity contract (as defined in Code section 72(u)(4)); or
(viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received without tax penalty.

  Separate tax withdrawal penalties apply to qualified plans and IRAs. See "Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans and IRAs."

Additional Considerations

Distribution-at-Death Rules

  For a contract issued other than in connection with a qualified plan or an IRA, in order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the policyholder dies on or after the contract Maturity Date, and before the entire interest in the contract has been distributed, the remainder of the policyholder's interest will be distributed at least as rapidly as the method in effect on the policyholder's death; and (b) if a policyholder dies before the contract Maturity Date, the policyholder's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the policyholder's date of death. If the beneficiary is the spouse of the holder, the contract may be continued in the name of the spouse as holder. Similar distribution requirements apply to annuity contracts under qualified plans and IRAs.

  If the primary Annuitant, which is not the policyholder, dies before the Maturity Date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the policyholder is not an individual, the death of the primary Annuitant is treated as the death of the holder. When the holder is not an individual, a change in the primary Annuitant is treated as the death of the holder.

  If the policyholder dies on or after the Maturity Date, the remaining payments, if any, under an Annuity Payment Option must be made at least as rapidly as under the method of distribution in effect at the time of death.

  Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes and state income taxes may also apply.


Transfer of Annuity Contracts

  Transfers of contracts for less than full and adequate consideration at the time of such transfer will trigger taxable income on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the policyholder's income. This provision does not apply to transfers between spouses or transfers incident to a divorce.


Contracts Owned by Non-Natural Persons

  If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


Section 1035 Exchanges

  Code section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyholder by the original insurer and then transmitted from the policyholder to the new insurer. For IRA and qualified plan contracts, the proceeds can be transmitted through the policyholder if specific conditions are met. Exchanges are permitted of the entire contract or a portion of the contract. Policyholders contemplating exchanges under Code section 1035 should consult their tax and/or legal advisors.

Multiple Contracts
  Code section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same policyholder during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

Diversification Standards

Diversification Regulations
  Code section 817(h) requires that all contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:

..  55% in any 1 investment

..  70% in any 2 investments

..  80% in any 3 investments

..  90% in any 4 investments

  A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

  We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.


Owner Control

  The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which policyholder control of the investments of the Separate Account will cause the policyholder to be treated as the owner of the assets of the Separate Account. It is also critical that the insurance company and not the policyholder have control of the assets held in the separate accounts. A policyholder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a policyholder has too much "investor control" of the assets supporting the separate account funds, then the policyholder may be taxed on the gain in the contract as it is earned.

  In 2003, formal guidance (Revenue Ruling 2003-91) was issued that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. This guidance also states that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

  The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the policyholder could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the policyholder to be treated as the owner of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the policyholder and us regarding the availability of a particular investment option and, other than the policyholder's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.

  At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should there been additional rules or regulations on this issue, including limitations on the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment, we reserve the right to modify the contract to the extent required to maintain favorable tax treatment.

Diversification Regulations and Qualified Plans
  Code section 817(h) applies to a variable annuity contract other than a pension plan contract. All of the qualified plans, including IRAs, are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all available investments will be structured to comply with the diversification regulations and investor control limitations because the investments serve as the investment vehicle for nonqualified contracts as well as qualified plan and IRA contracts.

Taxation of Annuities in General--Qualified Plans and IRAs
  The contracts may be used with several types of IRAs and qualified plans including: Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Roth 403(b) contracts, Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans. For purposes of this discussion, all will be treated as qualified plans. The specific tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. We reserve the right at any time to discontinue the availability of this contract for use with some of all of these qualified plans. Participants under such qualified plans as well as policyholders, annuitants and beneficiaries, are reminded that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. Federal or state requirements, including ERISA, may impact the person entitled to death benefits under the contract. Consequently, a policyholder's named beneficiary designation or elected annuity payment option may not be enforceable.

  The owner of the contract may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the Contract Value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not issued formal guidance concerning whether any particular death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan.

  There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes. While we regard the death benefit guarantees available under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

  Certain death benefit guarantees may be purchased under the contract. IRAs and other qualified contracts generally may not invest in life insurance contracts. There is a risk that IRS may consider these death benefit guarantees "incidental death benefits." There is a limit on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

  Distributions from qualified plans eligible to be rolled over to new contracts but which are paid to the policyholder directly generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided if the policyholder arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

  The mandatory withholding rules apply to all taxable distributions from qualified plans except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions). The mandatory withholding rules do not apply to IRAs, however, a distribution from an IRA is taxable unless the IRA funds are reinvested in another IRA within a statutory time of 60 days.

  The contracts sold by us in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

  There are numerous income tax rules governing qualified plans, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith elected annuity payment option that does not follow the REA may not be enforceable.


  As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. The language in the endorsements is intended to comply with the IRS model language provided under the List of Required Modifications (LRMs). There is no IRS requirement that the endorsements be approved by the IRS.



Tax Sheltered Annuities ("TSAs"), Tax Deferred Annuities ("TDAs"),
Section 403(b)

  Code section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.

  Code section 403(b)(11) imposes certain restrictions on a policyholder's ability to make withdrawals from, or surrenders of, Code section 403(b) Contracts. Specifically, Code section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 591/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract. Code section 403(b)(11), applies only with respect to distributions from Code section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

  In addition, in order for certain types of contributions under a Code section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract. If certain contractual requirements are met, loans may be made available under Internal Revenue Code section 403(b) tax-sheltered annuity programs. A loan from a participant's Contract Value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not the responsibility of the contract issuer such as Phoenix to monitor compliance with these requirements. If a loan is desired, the policyholder must follow the requirement set forth by the employer and we must receive consent by the employer to process the loan.

  If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any withdrawal charge; and (b) 50% of the Contract Value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under section 72(p) of the Code. Amounts borrowed from a Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

  Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to us.

  Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

  Under Code section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Internal Revenue Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

  As of January 1, 2009, there are new regulations impacting section 403(b) plans, including the requirement that the employer have a written Plan and that the Plan indicate the identity of the providers permitted under the Plan. We are not administrators of section 403(b) Plans; we are providers of annuity contracts authorized under specific Plans. We will exchange required information with the employer and/or authorized plan administrator, upon request.


Keogh Plans

  The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.


Individual Retirement Annuities

  Various sections of the Code permit eligible individuals to contribute to individual retirement programs known as "Traditional IRAs", "Roth IRAs", "SEP IRA", "SARSEP IRA", "SIMPLE IRA", and "Deemed IRAs". Each of these different types of IRAs is subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements.


Corporate Pension and Profit-Sharing Plans

  Code section 401(a) permits corporate employers to establish various types of retirement plans for employees.

  These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment.


Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations

  Code section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the policyholder is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs

  In the case of a withdrawal under a qualified plan or IRA, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's after-tax cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans, the individual will have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyholder, withdrawals are received without tax.

  Code section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401, Section 403(b) Contracts, (and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution.

  To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan; no tax penalty will be imposed. As of January, 2009, the tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the policyholder or Annuitant (as applicable) reaches age
59 1/2; (b) distributions following the death or disability of the policyholder or Annuitant (as applicable) (for this purpose disability is as defined in section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the policyholder or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such policyholder or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a policyholder or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the policyholder or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code section 213 to the policyholder or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in section 213(d)(1)(D) of the Code) for the policyholder and spouse and dependents if the certain conditions are met; (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the policyholder, spouse, children or grandchildren; and (i) distributions from retirement plans to individuals called to active military. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received from a qualified plan or IRA without tax penalty.

  Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a Traditional or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. This commencement date is referred to as the "required beginning date." Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

  The amount that must be distributed is based on Code rules relating to "Required Minimum Distributions." This RMD takes into consideration the individual's age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

  An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.

  We are required to file an information return to the IRS, with a copy to the participant, of the total account value of each account. This information return will also indicate if RMDs are required to be taken.

  In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

  Under the after-death RMD rules, if the original policyholder died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner's death or over a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31st of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.

  If the policyholder died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original policyholder. If there was no named contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the only payment permitted is based on the remaining life expectancy of the original policyholder.

  In all cases, if the beneficiary is the surviving spouse, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date.

  For 2009 only, the obligation to take an RMD from a contract was suspended. Thus, no RMD is required in connection with 2009. There are no modifications to the RMD obligations for any other year, although legislation may be enacted which would impact RMDs for years other than 2009.

Withholding and Information Reporting
  We are required to file information returns with the IRS and state taxation authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the policyholder provide certain information, including social security number or tax identification number and current address.

  In addition to information reporting, we are also required to withhold federal income taxes on the taxable portion of any amounts received under the contract unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens.

  You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a policyholder can elect out of withholding.

  In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. See Rev. Rul. 2004-74, 2004-31 I.R.B. 109. This ruling is also understood to apply to other nonresident alien policyholders. Although the ruling was directed at a life insurance policy, it may also apply to an annuity contract.


Spousal Definition

  Federal law requires that under the Internal Revenue Code, the special provisions relating to a "spouse" relate only to persons considered as spouses under the Defense of Marriage Act (DOMA), Pub. L. 104-199. Under this Act, a spouse must be a man or a woman legally joined. Individuals married under State or foreign laws that permit a marriage between two men or two women are not spouses for purposes of the Internal Revenue Code. Individuals participating in a civil union or other like status are not spouses for purposes of the Internal Revenue Code.


Seek Tax Advice

  The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Policyholder considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan or IRA.


Sales of Variable Accumulation Contracts
--------------------------------------------------------------------------------


  Phoenix has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Phoenix and its affiliated companies. Phoenix reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.

  PEPCO's principal executive offices are located at 610 W. Germantown Pike, Suite 460, Plymouth Meeting, PA 19462 . PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or ("FINRA") (formerly known as the National Association of Securities Dealers, Inc. or NASD).

  PEPCO and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

Compensation
  Broker-dealers who have selling agreements with PEPCO and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

  We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker- dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments if up-front compensation is paid to registered representatives) and up to 2.5% annually of contract value (if asset based compensation is paid).

  To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

  This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a surrender charge, proceeds from this charge may be used to reimburse Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

  We have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.

  Phoenix and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes been called "shelf space" arrangements. Under these arrangements, Phoenix and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Phoenix's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments. These services may include providing Phoenix with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing Phoenix's products. Any such compensation payable to a broker-dealer firm will be made by PEPCO or Phoenix out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor Phoenix's products. Phoenix and PEPCO currently have preferred distribution arrangements Summit Brokerage Services, Investacorp Inc. and CFD Investments. We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect.


Servicing Agent
--------------------------------------------------------------------------------


  The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The total administrative service fees paid by the fund for the last three fiscal years were based on a percentage of the Fund's average daily net assets as follows:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                               $1.7 million
 -----------------------------------------------------------------------------
                 2007                               $1.7 million
 -----------------------------------------------------------------------------
                 2008                               $1.3 million
 -----------------------------------------------------------------------------



  For 2009, there was a change in the fee structure and The Phoenix Edge Series Fund will reimburse Phoenix Life Insurance Company a flat fee rate of $1.6 million, which will be paid on a weighted average basis based on the net asset value of each Fund.


State Regulation
--------------------------------------------------------------------------------

  We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

  State regulation of Phoenix includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports
--------------------------------------------------------------------------------

  Reports showing the contract value will be furnished to you at least annually.

Voting Rights
--------------------------------------------------------------------------------

  As stated before, all of the assets held in an available investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contract owners controlling the vote.

  In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

  Matters on which owners may give voting instructions include the following:
(1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

  The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.

The Phoenix Companies, Inc. - Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------


  We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or investment advisor. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

  State regulatory bodies, the SEC, the Financial Industry Regulatory Authority ("FINRA"), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

  For example, in fourth quarter of 2008, the New York State Insurance Department completed the on-site portion and initiated the off-site portion of its routine quinquennial financial and market conduct exam of Phoenix Life and its New York domiciled life insurance subsidiary for the five year period ending December 31, 2007.

  Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

SAI Table of Contents
--------------------------------------------------------------------------------

  The SAI contains more specific information and financial statements relating to the Separate Account and Phoenix Life Insurance Company. The Table of Contents of the SAI is set forth below:

..  Phoenix Life Insurance Company
..  Underwriter
..  Services
..  Performance History
..  Calculation of Yield and Return
..  Calculation of Annuity Payments
..  Experts
..  Separate Account Financial Statements
..  Company Financial Statements

  Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - Investment Options
--------------------------------------------------------------------------------

  Please note that not all funds listed here may be offered with this product. Please refer to page one of this prospectus for a list of the funds offered with this product.




                     Fund Name                                         Investment Objective
AIM V.I. Capital Appreciation Fund                    Growth of capital














--------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                      Growth of capital














--------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/              Long term growth of capital














--------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio /1, 3/  Long term capital appreciation
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy        To maximize total return consistent with the Adviser's
Portfolio                                             determination of reasonable risk
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy    Long-term growth of capital
Portfolio
--------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              Seeks to replicate, as closely as possible, before the
                                                      deduction of expenses, the performance of the
                                                      Standard & Poor's 500 Composite Stock Price Index,
                                                      which emphasizes stocks of large U.S. companies
--------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                               Seeks to replicate, as closely as possible, before the
                                                      deduction of expenses, the performance of the
                                                      Russell 2000(R) Index, which emphasizes stocks of
                                                      small US companies
--------------------------------------------------------------------------------------------------------------



                     Fund Name                              Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund                    Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd.;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                      Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd..;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/              Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd.;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio /1, 3/  Fred Alger Management, Inc.
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy        AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy    AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              Deutsche Investment Management Americas Inc.
                                                       Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                               Deutsche Investment Management Americas Inc.
                                                       Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------


                         Fund Name                                            Investment Objective
Federated Fund for U.S. Government Securities II             Current income by investing primarily in U.S.
                                                             government securities and U.S Treasury and agency
                                                             debenture securities
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           High current income by investing in high yield, lower
                                                             rated corporate bonds
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                         Long-term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                  Capital growth
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                 As high a level of current income as is consistent with
                                                             the preservation of capital

----------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund                     Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                              Maximize income while maintaining prospects for
                                                             capital appreciation
----------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio /1, 3, 4/  Long term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                         High current income and the opportunity for capital
                                                             appreciation to produce a high total return
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                      Long-term growth of capital and income without
                                                             excessive fluctuations in market value
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                          Capital appreciation through investments, primarily in
                                                             equity securities which are believed to be undervalued
                                                             in the marketplace
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                Capital appreciation with income as a secondary goal
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio              Long term capital growth

----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                      Long term growth of capital; current income is a
                                                             secondary goal
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                     Capital appreciation by investing in securities of well-
                                                             known, established companies
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                        Long-term capital appreciation by investing in
                                                             securities of foreign insurers, "growth-type"
                                                             companies, cyclical industries and special situations
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA                    Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                Intermediate and long-term capital appreciation with
                                                             income as a secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive          Long-term capital growth
Growth
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth              Long-term capital growth with current income as a
                                                             secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Current income with capital growth as a secondary
                                                             consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Long-term capital growth and current income with a
Growth                                                       greater emphasis on capital growth
----------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                             Capital appreciation and current income.

----------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                Capital appreciation

----------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                  As high a level of current income as is consistent with
                                                             the preservation of capital and maintenance of
                                                             liquidity
----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                     Long-term total return

----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                  High current income while attempting to limit
                                                             changes in the series' net asset value per share
                                                             caused by interest rate changes
----------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                              Long-term capital growth
(previously known as Phoenix-Alger Small-Cap
Growth Series)
----------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                          High total return over an extended period of time
                                                             consistent with prudent investment risk


----------------------------------------------------------------------------------------------------------------------



                         Fund Name                                     Investment Advisor / Subadvisor
Federated Fund for U.S. Government Securities II             Federated Investment Management Company


-----------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           Federated Investment Management Company

-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                         Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                  Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                 Fidelity Management and Research Company
                                                              Subadvisor: Fidelity Investments Money
                                                               Management, Inc.
-----------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund                     Franklin Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                              Franklin Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio /1, 3, 4/  Lazard Asset Management LLC
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                         Lord, Abbett & Co. LLC

-----------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                      Lord, Abbett & Co. LLC

-----------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                          Lord, Abbett & Co. LLC


-----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                Franklin Mutual Advisers, LLC
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio              Neuberger Berman Management LLC
                                                              Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                      Neuberger Berman Management LLC
                                                              Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                     OppenheimerFunds, Inc.

-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                        OppenheimerFunds, Inc.


-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA                    OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Neuberger Berman Management LLC
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive          Phoenix Variable Advisors, Inc. Limited Services
Growth                                                        Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth              Phoenix Variable Advisors, Inc. Limited Services
                                                              Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Phoenix Variable Advisors, Inc. Limited Services
                                                              Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Phoenix Variable Advisors, Inc. Limited Services
Growth                                                        Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                             Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Virtus Investment Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Neuberger Berman Management, LLC
-----------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                  Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                     Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                  Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                              Phoenix Variable Advisors, Inc.
(previously known as Phoenix-Alger Small-Cap                  Subadvisor: Neuberger Berman Management LLC
Growth Series)
-----------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                          Phoenix Variable Advisors, Inc.
                                                              Subadvisors: Goodwin Capital Advisers, Inc. (fixed
                                                               income portion) Virtus Investment
                                                               Advisers, Inc. (equity portion)
-----------------------------------------------------------------------------------------------------------------


                       Fund Name                                          Investment Objective
Phoenix-Aberdeen International Series                    High total return consistent with reasonable risk

------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      Capital appreciation and income with approximately
                                                         equal emphasis

------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Value Series /5/                         Long-term growth of capital.

------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Value Series /5/                       Long-term growth of capital by investing primarily in
                                                         small-capitalization stocks that appear to be
                                                         undervalued.
------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                       Long-term capital appreciation with current income
                                                         as a secondary consideration

------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series               High total return


------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio         Seeks maximum real return consistent with prudent
                                                         investment management
------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                              Seeks maximum real return, consistent with
                                                         preservation of real capital and prudent investment
                                                         management
------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                             Seeks maximum total return, consistent with
                                                         preservation of capital and prudent investment
                                                         management
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond        Seeks to provide total returns that inversely correlate
Strategy Fund /1, 3/                                     to the price movements of a benchmark for U.S.
                                                         Treasury debt instruments or futures contract on a
                                                         specified debt instrument. The Fund's current
                                                         benchmark is the inverse of the daily price movement
                                                         of the Long Treasury Bond.
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/                    Seeks to provide investment results that match the
                                                         performance of its benchmark on a daily basis. The
                                                         Fund's current benchmark is 150% of the
                                                         performance of the S&P 500 Index
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust All-Cap Opportunity Fund /1, 3, 5/  Seeks long-term capital appreciation
(previously known as Rydex Variable Trust Sector
Rotation Fund)
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                               Seeks a combination of growth of capital and current
                                                         income, with relatively low risk and relatively low
                                                         fluctuations in value
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                                   Seeks high current income while seeking to control
                                                         risk
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                           Seeks a combination of growth of capital, current
                                                         income, growth of income and relatively low risk as
                                                         compared with the stock market as a whole
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                         Seeks growth of capital
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                          Seeks growth of capital
------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                    Seeks investment results that correspond to the total
                                                         return performance of U.S. common stock, as
                                                         represented by the S&P MidCap 400 Index
------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             Long-term capital appreciation
------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        Long-term capital growth
------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/            High total return
------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         Long-term capital growth
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio               Capital appreciation and current income
------------------------------------------------------------------------------------------------------------------
Wanger International Select                              Long-term growth of capital
------------------------------------------------------------------------------------------------------------------
Wanger International (previously known as Wanger         Long-term growth of capital
International Small Cap)
------------------------------------------------------------------------------------------------------------------
Wanger Select                                            Long-term growth of capital
------------------------------------------------------------------------------------------------------------------
Wanger USA (previously known as Wanger U.S.              Long-term growth of capital
Smaller Companies)
------------------------------------------------------------------------------------------------------------------



                       Fund Name                                Investment Advisor / Subadvisor
Phoenix-Aberdeen International Series                    Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Aberdeen Asset Management Inc.
-------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Duff & Phelps Investment
                                                           Management Company
-------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Value Series /5/                         Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Westwood Management Corp.
-------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Value Series /5/                       Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Westwood Management Corp.

-------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                       Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Morgan Stanley Investment
                                                           Management Inc., d/b/a Van Kampen
-------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series               Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Morgan Stanley Investment
                                                           Management Inc., d/b/a Van Kampen
-------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio         Pacific Investment Management Company LLC

-------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                              Pacific Investment Management Company LLC


-------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                             Pacific Investment Management Company LLC


-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond        Rydex Investments
Strategy Fund /1, 3/




-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/                    Rydex Investments



-------------------------------------------------------------------------------------------------------
Rydex Variable Trust All-Cap Opportunity Fund /1, 3, 5/  Rydex Investments
(previously known as Rydex Variable Trust Sector
Rotation Fund)
-------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                               Sentinel Asset Management, Inc.


-------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                                   Sentinel Asset Management, Inc.

-------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                           Sentinel Asset Management, Inc.


-------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                         Sentinel Asset Management, Inc.
-------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                          Sentinel Asset Management, Inc.
-------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                    Calvert Asset Management Company, Inc.
                                                          Subadvisor: Summit Investment Partners, Inc.

-------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             Templeton Asset Management Ltd.
-------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        Templeton Investment Counsel, LLC
-------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/            Templeton Investment Counsel, LLC
-------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         Templeton Global Advisors Limited
-------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio               Morgan Stanley Investment Management Inc.
-------------------------------------------------------------------------------------------------------
Wanger International Select                              Columbia Wanger Asset Management, L.P.
-------------------------------------------------------------------------------------------------------
Wanger International (previously known as Wanger         Columbia Wanger Asset Management, L.P.
International Small Cap)
-------------------------------------------------------------------------------------------------------
Wanger Select                                            Columbia Wanger Asset Management, L.P.
-------------------------------------------------------------------------------------------------------
Wanger USA (previously known as Wanger U.S.              Columbia Wanger Asset Management, L.P.
Smaller Companies)
-------------------------------------------------------------------------------------------------------

-----------------


/1/ This fund is closed to new investors on May 1, 2006.

/2/ This fund is closed to new investors on October 29, 2001.

/3/ Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule;
    (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

/4/ Effective June 1, 2009 to be known as Lazard Retirement U.S. Small-Mid Cap
    Equity Portfolio.

/5/ Name change effective May 1, 2009.

APPENDIX B - Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

--------------------------------------------------------------------------------


                                  Upon           Upon
State                        Premium Payment Annuitization Nonqualified Qualified
-----                        --------------- ------------- ------------ ---------
California..................                       X           2.35%      0.50%

Florida.....................                       X           1.00       1.00

Maine.......................        X                          2.00

Nevada......................                       X           3.50

South Dakota................        X                          1.25/1/

Texas.......................                       X           0.04/2/    0.04

West Virginia...............                       X           1.00       1.00

Wyoming.....................                       X           1.00

Commonwealth of Puerto Rico.                       X           1.00       1.00



NOTE:The above tax deduction rates are as of January 1, 2009. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

     For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."

-----------------

/1/ South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

/2/ Texas charges an insurance department "maintenance fee" of .04% on annuity considerations, but the department allows this to be paid upon annuitization.

APPENDIX C - Financial Highlights
--------------------------------------------------------------------------------

  The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

             Phoenix Life Insurance Company
             Annuity Operations Division
             PO Box 8027
             Boston, MA 02266-8027

Death Benefit Option 1 Contracts

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/18/07* to 12/31/07    $1.000     $1.100        60
        From 1/1/08 to 12/31/08      $1.100     $0.488        497
        Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/26/07* to 12/31/07    $1.000     $1.020        40
        From 1/1/08 to 12/31/08      $1.020     $0.974        164
        Franklin Income Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/18/07* to 12/31/07    $1.000     $0.958        43
        From 1/1/08 to 12/31/08      $0.958     $0.666        233
        Lord Abbett Growth and Income Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/18/07* to 12/31/07    $1.000     $0.968        28
        From 1/1/08 to 12/31/08      $0.968     $0.608        32
        Mutual Shares Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/18/07* to 12/31/07    $1.000     $0.944        42
        From 1/1/08 to 12/31/08      $0.944     $0.587        255
        Neuberger Berman AMT Guardian Portfolio - S Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/18/07* to 12/31/07    $1.000     $0.981        47
        From 1/1/08 to 12/31/08      $0.981     $0.607        400
        Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/18/07* to 12/31/07    $1.000     $0.894        33
        From 1/1/08 to 12/31/08      $0.894     $0.548        257
        Phoenix Dynamic Asset Allocation Series: Growth
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/08 to 12/31/08      $0.999     $0.669        57
        Phoenix Dynamic Asset Allocation Series: Moderate
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/18/07* to 12/31/07    $1.000     $1.027         2
        From 1/1/08 to 12/31/08      $1.027     $0.855        28
        Phoenix Money Market Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/18/07* to 12/31/07    $1.000     $1.023        13
        From 1/1/08 to 12/31/08      $1.023     $1.033        39
        Phoenix Multi-Sector Fixed Income Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/18/07* to 12/31/07    $1.000     $1.004        44
        From 1/1/08 to 12/31/08      $1.004     $0.814        226
        Phoenix-Aberdeen International Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/18/07* to 12/31/07    $1.000     $1.054        89
        From 1/1/08 to 12/31/08      $1.054     $0.635        735

*Date subaccount began operations.

                                    Subaccount Subaccount     Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
               Subaccount           of Period  of Period   (Thousands)
        ----------------------------------------------------------------
        Phoenix-Duff & Phelps Real Estate Securities Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 5/18/07* to 12/31/07     $1.000     $0.866        26
        From 1/1/08 to 12/31/08       $0.866     $0.540        241
        Phoenix-Sanford Bernstein Mid-Cap Value Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 5/18/07* to 12/31/07     $1.000     $0.882        32
        From 1/1/08 to 12/31/08       $0.882     $0.562        279
        PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 5/18/07* to 12/31/07     $1.000     $1.160        21
        From 1/1/08 to 12/31/08       $1.160     $0.643        162
        Sentinel Variable Products Bond Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/7/07* to 12/31/07      $1.000     $1.020        19
        From 1/1/08 to 12/31/08       $1.020     $1.042        146
        Sentinel Variable Products Common Stock Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/7/07* to 12/31/07      $1.000     $1.023        76
        From 1/1/08 to 12/31/08       $1.023     $0.677        855
        Sentinel Variable Products Small Company Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/7/07* to 12/31/07      $1.000     $1.005        10
        From 1/1/08 to 12/31/08       $1.005     $0.673        130
        Templeton Growth Securities Fund - Class 2
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 5/18/07* to 12/31/07     $1.000     $0.955        41
        From 1/1/08 to 12/31/08       $0.955     $0.544        275
        Wanger International
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 5/18/07* to 12/31/07     $1.000     $1.034        18
        From 1/1/08 to 12/31/08       $1.034     $0.556        182

Death Benefit Option 2 Contracts

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/18/07* to 12/31/07    $1.000     $1.099        110
        From 1/1/08 to 12/31/08      $1.099     $0.487        821
        Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/18/07* to 12/31/07    $1.000     $1.019        57
        From 1/1/08 to 12/31/08      $1.019     $0.972        282
        Franklin Income Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/18/07* to 12/31/07    $1.000     $0.957        29
        From 1/1/08 to 12/31/08      $0.957     $0.664        494
        Lord Abbett Growth and Income Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/18/07* to 12/31/07    $1.000     $0.967        21
        From 1/1/08 to 12/31/08      $0.967     $0.607        24
        Mutual Shares Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/18/07* to 12/31/07    $1.000     $0.943        29
        From 1/1/08 to 12/31/08      $0.943     $0.585        540

*Date subaccount began operations.

                                       Subaccount   Subaccount       Units
                                       Unit Value   Unit Value   Outstanding at
                                       Beginning       End       End of Period
               Subaccount              of Period    of Period     (Thousands)
        -------------------------------------------------------------------------
        Neuberger Berman AMT Guardian Portfolio - S Class
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 5/18/07* to 12/31/07        $1.000       $0.980          102
        From 1/1/08 to 12/31/08          $0.980       $0.605          615
        Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 5/18/07* to 12/31/07        $1.000       $0.893          64
        From 1/1/08 to 12/31/08          $0.893       $0.546          404
        Phoenix Dynamic Asset Allocation Series: Growth
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 1/1/08 to 12/31/08          $0.998       $0.668          85
        Phoenix Money Market Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 5/18/07* to 12/31/07        $1.000       $1.022           8
        From 1/1/08 to 12/31/08          $1.022       $1.030          74
        Phoenix Multi-Sector Fixed Income Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 5/18/07* to 12/31/07        $1.000       $1.003          61
        From 1/1/08 to 12/31/08          $1.003       $0.812          416
        Phoenix Small-Cap Growth Series (formerly Phoenix-Alger Small-Cap Growth)
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 1/1/08 to 12/31/08          $1.055       $0.573          16
        Phoenix-Aberdeen International Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 5/18/07* to 12/31/07        $1.000       $1.053          183
        From 1/1/08 to 12/31/08          $1.053       $0.634         1,175
        Phoenix-Duff & Phelps Real Estate Securities Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 5/18/07* to 12/31/07        $1.000       $0.866          59
        From 1/1/08 to 12/31/08          $0.866       $0.539          378
        Phoenix-Sanford Bernstein Mid-Cap Value Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 5/18/07* to 12/31/07        $1.000       $0.881          72
        From 1/1/08 to 12/31/08          $0.881       $0.561          436
        PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 5/18/07* to 12/31/07        $1.000       $1.158          48
        From 1/1/08 to 12/31/08          $1.158       $0.642          267
        Sentinel Variable Products Bond Fund
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 9/7/07* to 12/31/07         $1.000       $1.020          41
        From 1/1/08 to 12/31/08          $1.020       $1.040          256
        Sentinel Variable Products Common Stock Fund
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 9/7/07* to 12/31/07         $1.000       $1.023          206
        From 1/1/08 to 12/31/08          $1.023       $0.675         1,412
        Sentinel Variable Products Small Company Fund
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 9/7/07* to 12/31/07         $1.000       $1.005          30
        From 1/1/08 to 12/31/08          $1.005       $0.671          205
        Templeton Growth Securities Fund - Class 2
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 5/18/07* to 12/31/07        $1.000       $0.954          28
        From 1/1/08 to 12/31/08          $0.954       $0.543          581

*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Wanger International
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/18/07* to 12/31/07    $1.000     $1.033        41
        From 1/1/08 to 12/31/08      $1.033     $0.555        314
        Wanger International Select
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/08 to 12/31/08      $1.092     $0.600        14
        Wanger USA
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/08 to 12/31/08      $0.954     $0.567        10

*Date subaccount began operations.

                                    PART B

                   Version B is not affected by this filing

                                                                      VERSION A

                                    PART B

                                   Big Edge

                             The Big Edge Plus(R)

                            Group Strategic Edge(R)

                      The Big Edge Choice(R) for New York

                        Phoenix Life Insurance Company
        Phoenix Life Variable Accumulation Account ("Separate Account")
                Variable Accumulation Deferred Annuity Contract


 STATEMENT OF ADDITIONAL INFORMATION                              May 1, 2009



      Home Office:                        Phoenix Life Insurance Company
      One American Row                       Annuity Operations Division
      Hartford, Connecticut 06102-5056                       PO Box 8027
                                        Boston, Massachusetts 02266-8027


                               -----------------


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2009. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.


                               -----------------

                               TABLE OF CONTENTS


                                       Page
-------------------------------------- ----

Phoenix Life Insurance Company........    2
Underwriter...........................    2
Services..............................    2
Information Sharing Agreements........    3
Performance History...................    3
Calculation of Yield and Return.......   24
Calculation of Annuity Payments.......   25
Experts...............................   26
Separate Account Financial Statements. SA-1
Company Financial Statements..........  F-1

Phoenix Life Insurance Company
--------------------------------------------------------------------------------


On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992), converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and main administrative offices are at One American Row, Hartford, Connecticut, 06102-5056. Our New York principal office is at 31 Tech Valley Drive East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


Underwriter
--------------------------------------------------------------------------------


Phoenix Equity Planning Corporate ("PEPCO"), an affiliate of PHL Variable, as underwriter offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable. PEPCO's principle business address 610 West Germantown Pike, Suite 460, Plymouth Meeting, PA 19462. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.


Services
--------------------------------------------------------------------------------

Servicing Agent
The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The total administrative service fees paid by the fund for the last three fiscal years were based on a percentage of the fund's average daily net assets as follows:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                               $1.7 Million
 -----------------------------------------------------------------------------
                 2007                               $1.7 Million
 -----------------------------------------------------------------------------
                 2008                               $1.3 Million
 -----------------------------------------------------------------------------



  For 2009, there was a change in the fee structure, and The Phoenix Edge Series Fund will reimburse Phoenix Life Insurance Company a flat fee rate of $1.6 million, which will be paid on a weighted average basis based on the net asset value of each fund.


Other Service Providers
Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                 $101,000
 -----------------------------------------------------------------------------
                 2007                                 $ 95,000
 -----------------------------------------------------------------------------
                 2008                                 $ 70,000
 -----------------------------------------------------------------------------


Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:


 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                $177,316.43
 -----------------------------------------------------------------------------
                 2007                                $352,306.86
 -----------------------------------------------------------------------------
                 2008                                $355,003.04
 -----------------------------------------------------------------------------



Under an Administrative and Accounting Services Agreement between PNC Global Investment Servicing ("PNCGIS", formerly known as PFPC, INC.) and the Company, PNCGIS provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PNCGIS fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PNCGIS the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                $537,086.62
 -----------------------------------------------------------------------------
                 2007                                $560,416.07
 -----------------------------------------------------------------------------
                 2008                                $511,823.50
 -----------------------------------------------------------------------------



Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (collectively the "Phoenix Companies") have entered into an agreement with Alliance-One Services, Inc., 8616 Freeport Parkway, Irving, Texas 75063 ("Alliance-One") wherein Alliance-One has agreed to provide the Phoenix Companies with claim processing services. Alliance-One began providing claim processing services to the Phoenix Companies during the 2008 calendar year and was paid $42,500 in 2008 for rendering such services.


Information Sharing Agreements
--------------------------------------------------------------------------------

Phoenix Life Insurance Company has entered into information sharing agreements with the underlying funds as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to monitor, and if necessary, warn and restrict policy owners who may be engaging in disruptive trading practices as determined by Phoenix Life Insurance Company or the underlying funds in accordance with their established policies.

Performance History
--------------------------------------------------------------------------------

From time to time, the Separate Account may include the performance history of any or all investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market investment option, as yield of the Phoenix Multi-Sector Fixed Income investment option and as total return of any investment option. For the Phoenix Multi-Sector Fixed Income investment option, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

When an investment option advertises its standardized average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the investment option has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for premium taxes (which vary by state) at the beginning of the relevant period.

Standardized performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

Non-Standardized Performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

For those investment options within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.

                                  Big Edge(R)

Standardized Average Annual Total Return for the Period Ended December 31, 2008



---------------------------------------------------------------------------------------------------------------------
                                                                        Inception                             Since
                          Investment Option                               Date*    1 Year  5 Years 10 Years Inception
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I Shares)                     3/30/2001 -46.31% -6.12%             -4.62%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)                              4/21/2006 -34.74%                    -9.36%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I Shares)                      12/1/2004 -33.22%                    -2.95%
---------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (Class O Shares)            6/5/2000 -48.78% -0.12%             -6.56%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)       3/24/2008                           -29.89%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (Class B)   3/24/2008                           -40.45%
---------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                                      10/29/2001 -41.31% -4.07%             -2.02%
---------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                                        3/24/2008                           -32.47%
---------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                         7/15/1999  -2.50%  2.29%              4.03%
---------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II (Primary Shares)                      7/15/1999 -30.86% -2.46%             -0.32%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)                   6/5/2000 -46.42% -1.40%             -1.50%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio (Service Class)            6/5/2000 -58.08% -9.04%             -8.79%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)                          6/5/2000 -50.75% -6.48%             -8.66%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio (Service Class)          1/29/2007  -9.64%                    -3.38%
---------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund (Class 2)                       3/24/2008                           -32.43%
---------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                                4/28/2006 -34.29%                    -9.83%
---------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio (Service Shares)       4/25/2005 -40.67%                    -9.56%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio (Class VC Shares)                   4/20/2005 -22.93%                    -2.08%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio (Class VC Shares)                4/20/2005 -40.62%                    -6.48%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio (Class VC Shares)                    4/20/2005 -43.37%                    -8.32%
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                                  11/2/1998 -41.27% -2.50%    2.21%     2.41%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio (Class S)                        4/28/2006 -41.51%                   -14.25%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio (Class S)                4/28/2006 -43.48%                   -20.11%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA (Service Shares)                4/28/2006 -49.28%                   -18.00%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (Service Shares)                   4/28/2006 -44.28%                   -15.88%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares)            4/28/2006 -42.10%                   -18.91%
---------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                           12/31/1982 -44.70% -7.53%   -8.08%     7.28%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth                2/3/2006 -42.34%                   -11.66%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                           2/3/2006 -36.65%                    -9.54%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                         2/3/2006 -21.31%                    -3.98%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth                  2/3/2006 -30.49%                    -6.91%
---------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                          3/2/1998 -39.23% -2.87%   -1.85%    -0.06%
---------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                             3/2/1998 -47.22% -6.06%   -2.66%    -0.71%
---------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                              10/8/1982  -4.41%  1.22%    1.96%     3.96%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                12/31/1982 -23.31% -1.92%    2.86%     6.53%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                               6/2/2003 -17.14% -0.92%             -0.24%
---------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                          8/12/2002 -48.59% -3.70%              4.04%
---------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                      9/17/1984 -30.34% -2.22%    0.47%     7.43%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                     5/1/1990 -43.02%  3.31%    0.57%     4.80%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                       5/1/1995 -41.06%  0.78%    8.66%     9.20%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                            3/2/1998 -39.71% -2.05%    3.84%     2.29%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                        11/20/2000 -42.02% -2.98%              4.09%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                        3/2/1998 -39.98% -3.65%    0.51%     1.36%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                               7/14/1997 -41.45% -4.73%   -3.82%    -0.59%
---------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio (Advisor Class)         4/28/2006 -47.58%                   -16.58%
---------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                              4/28/2006 -13.18%                    -0.99%
---------------------------------------------------------------------------------------------------------------------

                                  Big Edge(R)

Standardized Average Annual Total Return for the Period Ended December 31, 2008
                                  (continued)



-----------------------------------------------------------------------------------------------------
                                                        Inception                             Since
                  Investment Option                       Date*    1 Year  5 Years 10 Years Inception
-----------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)             4/28/2006  -2.12%                     3.56%
-----------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 6/2/2003 -44.66% -1.29%              1.61%
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                 9/10/2007 -28.95%                   -21.91%
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                     9/10/2007  -3.33%                    -0.99%
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund             9/10/2007 -37.46%                   -28.89%
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund           9/10/2007 -49.65%                   -36.99%
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund            9/10/2007 -36.75%                   -28.72%
-----------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio (Class I)          3/24/2008                           -35.32%
-----------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund (Class 2)   9/27/1996 -55.87%  2.67%   4.95%     -1.05%
-----------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)              5/11/1992 -44.33%  0.07%   0.57%      5.17%
-----------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund (Class 2)        11/28/1988 -30.02%  1.90%   4.05%      7.34%
-----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)               11/3/1988 -46.15% -3.56%   1.76%      6.08%
-----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio (Class II)    4/28/2006 -27.75%                    -7.95%
-----------------------------------------------------------------------------------------------------
Wanger International                                      5/1/1995 -49.22%  4.81%   7.34%     10.65%
-----------------------------------------------------------------------------------------------------
Wanger International Select                               2/1/1999 -48.05%  4.19%              6.65%
-----------------------------------------------------------------------------------------------------
Wanger Select                                             2/1/1999 -52.46% -4.18%              4.36%
-----------------------------------------------------------------------------------------------------
Wanger USA                                                5/1/1995 -43.68% -3.68%   2.09%      7.95%
-----------------------------------------------------------------------------------------------------



* Date investment option was added to the Separate Account.

                             The Big Edge Plus(R)

Standardized Average Annual Total Return for the Period Ended December 31, 2008



---------------------------------------------------------------------------------------------------------------------
                                                                        Inception                             Since
                          Investment Option                               Date*    1 Year  5 Years 10 Years Inception
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I Shares)                     3/30/2001 -46.45% -6.36%             -4.86%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)                              4/21/2006 -34.91%                    -9.59%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I Shares)                      12/1/2004 -33.39%                    -3.19%
---------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (Class O Shares)            6/5/2000 -48.91% -0.37%             -6.80%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)       3/24/2008                           -30.03%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (Class B)   3/24/2008                           -40.57%
---------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                                      10/29/2001 -41.46% -4.31%             -2.27%
---------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                                        3/24/2008                           -32.60%
---------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                         7/15/1999  -2.75%  2.03%              3.77%
---------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II (Primary Shares)                      7/15/1999 -31.03% -2.71%             -0.58%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)                   6/5/2000 -46.56% -1.65%             -1.75%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio (Service Class)            6/5/2000 -58.19% -9.27%             -9.03%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)                          6/5/2000 -50.87% -6.72%             -8.89%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio (Service Class)          1/29/2007  -9.87%                    -3.62%
---------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund (Class 2)                       3/24/2008                           -32.56%
---------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                                4/28/2006 -34.45%                   -10.06%
---------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio (Service Shares)       4/25/2005 -40.82%                    -9.79%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio (Class VC Shares)                   4/20/2005 -23.13%                    -2.33%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio (Class VC Shares)                4/20/2005 -40.77%                    -6.72%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio (Class VC Shares)                    4/20/2005 -43.51%                    -8.56%
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                                  11/2/1998 -41.42% -2.75%    1.95%     2.15%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio (Class S)                        4/28/2006 -41.65%                   -14.47%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio (Class S)                4/28/2006 -43.62%                   -20.31%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA (Service Shares)                4/28/2006 -49.40%                   -18.20%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (Service Shares)                   4/28/2006 -44.42%                   -16.09%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares)            4/28/2006 -42.25%                   -19.12%
---------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                           12/31/1982 -44.84% -7.77%   -8.31%     7.01%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth                2/3/2006 -42.49%                   -11.88%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                           2/3/2006 -36.81%                    -9.76%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                         2/3/2006 -21.51%                    -4.23%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth                  2/3/2006 -30.66%                    -7.15%
---------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                          3/2/1998 -39.38% -3.12%   -2.10%    -0.31%
---------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                             3/2/1998 -47.36% -6.30%   -2.89%    -0.95%
---------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                              10/8/1982  -4.65%  0.96%    1.71%     3.70%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                12/31/1982 -23.50% -2.17%    2.59%     6.26%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                               6/2/2003 -17.35% -1.17%             -0.49%
---------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                          8/12/2002 -48.72% -3.94%              3.78%
---------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                      9/17/1984 -30.52% -2.46%    0.22%     7.16%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                     5/1/1990 -43.17%  3.05%    0.32%     4.54%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                       5/1/1995 -41.21%  0.53%    8.39%     8.92%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                            3/2/1998 -39.87% -2.30%    3.58%     2.03%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                        11/20/2000 -42.16% -3.23%              3.83%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                        3/2/1998 -40.13% -3.89%    0.26%     1.10%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                               7/14/1997 -41.60% -4.97%   -4.07%    -0.84%
---------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio (Advisor Class)         4/28/2006 -47.72%                   -16.79%
---------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                              4/28/2006 -13.40%                    -1.24%
---------------------------------------------------------------------------------------------------------------------

                             The Big Edge Plus(R)

Standardized Average Annual Total Return for the Period Ended December 31, 2008
                                  (continued)



-----------------------------------------------------------------------------------------------------
                                                        Inception                             Since
                  Investment Option                       Date*    1 Year  5 Years 10 Years Inception
-----------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)             4/28/2006  -2.37%                     3.30%
-----------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 6/2/2003 -44.80% -1.54%              1.35%
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                 9/10/2007 -29.13%                   -22.10%
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                     9/10/2007  -3.57%                    -1.24%
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund             9/10/2007 -37.61%                   -29.07%
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund           9/10/2007 -49.77%                   -37.14%
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund            9/10/2007 -36.91%                   -28.90%
-----------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio (Class I)          3/24/2008                           -35.45%
-----------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund (Class 2)   9/27/1996 -55.99%  2.41%   4.68%     -1.30%
-----------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)              5/11/1992 -44.47% -0.19%   0.31%      5.02%
-----------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund (Class 2)        11/28/1988 -30.19%  1.65%   3.79%      7.07%
-----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)               11/3/1988 -46.29% -3.80%   1.50%      5.82%
-----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio (Class II)    4/28/2006 -27.94%                    -8.18%
-----------------------------------------------------------------------------------------------------
Wanger International                                      5/1/1995 -49.35%  4.54%   7.07%     10.38%
-----------------------------------------------------------------------------------------------------
Wanger International Select                               2/1/1999 -48.18%  3.92%              6.43%
-----------------------------------------------------------------------------------------------------
Wanger Select                                             2/1/1999 -52.58% -4.42%              4.11%
-----------------------------------------------------------------------------------------------------
Wanger USA                                                5/1/1995 -43.82% -3.92%   1.83%      7.71%
-----------------------------------------------------------------------------------------------------



* Date investment option was added to the Separate Account.

                      Group Strategic Edge(R) - Allocated

Standardized Average Annual Total Return for the Period Ended December 31, 2008



-----------------------------------------------------------------------------------------------------------------
                                                                    Inception                             Since
                        Investment Option                             Date*    1 Year  5 Years 10 Years Inception
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I Shares)                 3/30/2001 -46.62% -6.26%             -4.72%
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)                          4/21/2006 -35.16%                    -9.66%
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I Shares)                  12/1/2004 -33.65%                    -3.11%
-----------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (Class O Shares)        6/5/2000 -49.07% -0.29%             -6.56%
-----------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                                  10/29/2001 -41.66% -4.22%             -2.11%
-----------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                     7/15/1999  -3.20%  2.13%              3.91%
-----------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II (Primary Shares)                  7/15/1999 -31.30% -2.61%             -0.42%
-----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)               6/5/2000 -46.73% -1.57%             -1.59%
-----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio (Service Class)        6/5/2000 -58.29% -9.17%             -8.83%
-----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)                      6/5/2000 -51.02% -6.62%             -8.67%
-----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio (Service Class)      1/29/2007 -10.28%                    -3.86%
-----------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                            4/28/2006 -34.70%                   -10.13%
-----------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio (Service Shares)   4/25/2005 -41.03%                    -9.78%
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio (Class VC Shares)               4/20/2005 -23.45%                    -2.32%
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio (Class VC Shares)            4/20/2005 -40.98%                    -6.71%
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio (Class VC Shares)                4/20/2005 -43.71%                    -8.55%
-----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                              11/2/1998 -41.62% -2.66%    2.08%     2.28%
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio (Class S)                    4/28/2006 -41.86%                   -14.53%
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio (Class S)            4/28/2006 -43.82%                   -20.36%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA (Service Shares)            4/28/2006 -49.56%                   -18.27%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (Service Shares)               4/28/2006 -44.61%                   -16.16%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares)        4/28/2006 -42.45%                   -19.17%
-----------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                       12/31/1982 -45.03% -7.66%   -8.07%     7.06%
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth            2/3/2006 -42.69%                   -11.94%
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                       2/3/2006 -37.05%                    -9.83%
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                     2/3/2006 -21.84%                    -4.29%
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth              2/3/2006 -30.94%                    -7.21%
-----------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                      3/2/1998 -39.60% -3.02%   -1.93%    -0.17%
-----------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                         3/2/1998 -47.53% -6.20%   -2.73%    -0.83%
-----------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                          10/8/1982  -5.09%  1.07%    1.87%     3.80%
-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                            12/31/1982 -23.82% -2.07%    2.73%     6.33%
-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                           6/2/2003 -17.71% -1.07%             -0.39%
-----------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                      8/12/2002 -48.88% -3.85%              3.87%
-----------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                  9/17/1984 -30.80% -2.37%    0.37%     7.22%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                 5/1/1990 -43.36%  3.11%    0.49%     4.64%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                   5/1/1995 -41.41%  0.59%    8.48%     9.00%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                        3/2/1998 -40.08% -2.22%    3.71%     2.17%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                    11/20/2000 -42.37% -3.15%              3.95%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                    3/2/1998 -40.34% -3.80%    0.39%     1.22%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                           7/14/1997 -41.81% -4.87%   -3.88%    -0.71%
-----------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio (Advisor Class)     4/28/2006 -47.88%                   -16.86%
-----------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                          4/28/2006 -13.79%                    -1.31%
-----------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)                         4/28/2006  -2.82%                     3.22%
-----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                             6/2/2003 -44.99% -1.46%              1.42%
-----------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund (Class 2)               9/27/1996 -56.10%  2.46%    4.81%    -1.06%
-----------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)                          5/11/1992 -44.66% -0.11%    0.47%     5.11%
-----------------------------------------------------------------------------------------------------------------

                      Group Strategic Edge(R) - Allocated

Standardized Average Annual Total Return for the Period Ended December 31, 2008
                                  (continued)



----------------------------------------------------------------------------------------------------
                                                       Inception                             Since
                  Investment Option                      Date*    1 Year  5 Years 10 Years Inception
----------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund (Class 2)       11/28/1988 -30.47%  1.73%   3.92%     7.14%
----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)              11/3/1988 -46.46% -3.72%   1.63%     5.90%
----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio (Class II)   4/28/2006 -28.23%                   -8.25%
----------------------------------------------------------------------------------------------------
Wanger International                                     5/1/1995 -49.51%  4.59%   7.18%    10.44%
----------------------------------------------------------------------------------------------------
Wanger International Select                              2/1/1999 -48.34%  3.98%             6.53%
----------------------------------------------------------------------------------------------------
Wanger Select                                            2/1/1999 -52.72% -4.34%             4.20%
----------------------------------------------------------------------------------------------------
Wanger USA                                               5/1/1995 -44.01% -3.84%   1.96%     7.78%
----------------------------------------------------------------------------------------------------



* Date investment option was added to the Separate Account.

                     Group Strategic Edge(R) - Unallocated

Standardized Average Annual Total Return for the Period Ended December 31, 2008



-----------------------------------------------------------------------------------------------------------------
                                                                    Inception                             Since
                        Investment Option                             Date*    1 Year  5 Years 10 Years Inception
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I Shares)                 3/30/2001 -46.11% -6.67%             -5.04%
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)                          4/21/2006 -34.53%                    -9.70%
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I Shares)                  12/1/2004 -33.01%                    -3.63%
-----------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (Class O Shares)        6/5/2000 -48.59% -0.73%             -6.75%
-----------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                                  10/29/2001 -41.10% -4.64%             -2.46%
-----------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                     7/15/1999  -2.28%  1.69%              3.82%
-----------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II (Primary Shares)                  7/15/1999 -30.65% -3.04%             -0.51%
-----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)               6/5/2000 -46.22% -2.00%             -1.78%
-----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio (Service Class)        6/5/2000 -57.89% -9.57%             -9.01%
-----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)                      6/5/2000 -50.55% -7.02%             -8.85%
-----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio (Service Class)      1/29/2007  -9.42%                    -3.38%
-----------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                            4/28/2006 -34.08%                   -10.17%
-----------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio (Service Shares)   4/25/2005 -40.47%                   -10.06%
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio (Class VC Shares)               4/20/2005 -22.72%                    -2.62%
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio (Class VC Shares)            4/20/2005 -40.42%                    -7.00%
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio (Class VC Shares)                4/20/2005 -43.17%                    -8.84%
-----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                              11/2/1998 -41.06% -3.09%    1.99%     2.28%
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio (Class S)                    4/28/2006 -41.30%                   -14.56%
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio (Class S)            4/28/2006 -43.28%                   -20.39%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA (Service Shares)            4/28/2006 -49.08%                   -18.30%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (Service Shares)               4/28/2006 -44.08%                   -16.19%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares)        4/28/2006 -41.90%                   -19.20%
-----------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                       12/31/1982 -44.50% -8.06%   -8.15%     7.06%
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth            2/3/2006 -42.14%                   -11.98%
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                       2/3/2006 -36.45%                    -9.86%
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                     2/3/2006 -21.09%                    -4.33%
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth              2/3/2006 -30.28%                    -7.25%
-----------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                      3/2/1998 -39.02% -3.45%   -2.01%    -0.17%
-----------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                         3/2/1998 -47.02% -6.61%   -2.81%    -0.83%
-----------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                          10/8/1982  -4.18%  0.63%    1.78%     3.80%
-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                            12/31/1982 -23.09% -2.50%    2.64%     6.33%
-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                           6/2/2003 -16.93% -1.50%             -0.80%
-----------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                      8/12/2002 -48.39% -4.27%              3.47%
-----------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                  9/17/1984 -30.13% -2.79%    0.29%     7.22%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                 5/1/1990 -42.82%  2.66%    0.40%     4.64%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                   5/1/1995 -40.85%  0.15%    8.39%     9.00%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                        3/2/1998 -39.51% -2.64%    3.62%     2.17%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                    11/20/2000 -41.82% -3.57%              3.73%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                    3/2/1998 -39.77% -4.22%    0.31%     1.22%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                           7/14/1997 -41.25% -5.29%   -3.96%    -0.71%
-----------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio (Advisor Class)     4/28/2006 -47.38%                   -16.89%
-----------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                          4/28/2006 -12.96%                    -1.35%
-----------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)                         4/28/2006  -1.89%                     3.18%
-----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                             6/2/2003 -44.46% -1.89%              1.00%
-----------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund (Class 2)               9/27/1996 -55.68%  2.01%    4.72%    -1.06%
-----------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)                          5/11/1992 -44.13% -0.55%    0.38%     5.11%
-----------------------------------------------------------------------------------------------------------------

                     Group Strategic Edge(R) - Unallocated

Standardized Average Annual Total Return for the Period Ended December 31, 2008
                                  (continued)



----------------------------------------------------------------------------------------------------
                                                       Inception                             Since
                  Investment Option                      Date*    1 Year  5 Years 10 Years Inception
----------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund (Class 2)       11/28/1988 -29.81%  1.28%   3.83%     7.14%
----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)              11/3/1988 -45.95% -4.14%   1.54%     5.90%
----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio (Class II)   4/28/2006 -27.54%                   -8.29%
----------------------------------------------------------------------------------------------------
Wanger International                                     5/1/1995 -49.02%  4.13%   7.08%    10.44%
----------------------------------------------------------------------------------------------------
Wanger International Select                              2/1/1999 -47.85%  3.53%             6.44%
----------------------------------------------------------------------------------------------------
Wanger Select                                            2/1/1999 -52.27% -4.76%             4.11%
----------------------------------------------------------------------------------------------------
Wanger USA                                               5/1/1995 -43.48% -4.26%   1.87%     7.78%
----------------------------------------------------------------------------------------------------



* Date investment option was added to the Separate Account.

                        Big Edge Choice(R) for New York

Standardized Average Annual Total Return for the Period Ended December 31, 2008



---------------------------------------------------------------------------------------------------------------------
                                                                        Inception                             Since
                          Investment Option                               Date*    1 Year  5 Years 10 Years Inception
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I Shares)                     3/30/2001 -47.02% -6.65%             -5.09%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)                              4/21/2006 -35.61%                   -10.02%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I Shares)                      12/1/2004 -34.11%                    -3.53%
---------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (Class O Shares)            6/5/2000 -49.46% -0.68%             -6.92%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)       3/24/2008                           -30.76%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (Class B)   3/24/2008                           -41.19%
---------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                                      10/29/2001 -42.09% -4.61%             -2.51%
---------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                                        3/24/2008                           -33.31%
---------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                         7/15/1999  -3.63%  1.80%              3.64%
---------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II (Primary Shares)                      7/15/1999 -31.77% -3.01%             -0.70%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)                   6/5/2000 -47.13% -1.96%             -1.87%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio (Service Class)            6/5/2000 -58.64% -9.56%             -9.14%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)                          6/5/2000 -51.40% -7.01%             -9.01%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio (Service Class)          1/29/2007 -10.84%                    -4.22%
---------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund (Class 2)                       3/24/2008                           -33.26%
---------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                                4/28/2006 -35.16%                   -10.49%
---------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio (Service Shares)       4/25/2005 -41.46%                   -10.13%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio (Class VC Shares)                   4/20/2005 -23.96%                    -2.70%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio (Class VC Shares)                4/20/2005 -41.41%                    -7.07%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio (Class VC Shares)                    4/20/2005 -44.12%                    -8.90%
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                                  11/2/1998 -42.05% -3.05%    1.80%     2.01%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio (Class S)                        4/28/2006 -42.28%                   -14.87%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio (Class S)                4/28/2006 -44.23%                   -20.70%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA (Service Shares)                4/28/2006 -49.95%                   -18.59%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (Service Shares)                   4/28/2006 -45.02%                   -16.49%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares)            4/28/2006 -42.87%                   -19.50%
---------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                           12/31/1982 -45.44% -8.06%   -8.43%     6.88%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth                2/3/2006 -43.10%                   -12.27%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                           2/3/2006 -37.49%                   -10.17%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                         2/3/2006 -22.35%                    -4.66%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth                  2/3/2006 -31.41%                    -7.56%
---------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                          3/2/1998 -40.03% -3.42%   -2.23%    -0.43%
---------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                             3/2/1998 -47.92% -6.60%   -3.03%    -1.08%
---------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                              10/8/1982  -5.63%  0.69%    1.58%     3.57%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                12/31/1982 -24.32% -2.48%    2.47%     6.11%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                               6/2/2003 -18.24% -1.48%             -0.78%
---------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                          8/12/2002 -49.27% -4.24%              3.56%
---------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                      9/17/1984 -31.27% -2.77%    0.09%     7.03%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                     5/1/1990 -43.78%  2.85%    0.19%     4.54%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                       5/1/1995 -41.84%  0.25%    8.25%     8.79%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                            3/2/1998 -40.51% -2.60%    3.45%     1.90%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                        11/20/2000 -42.79% -3.53%              3.70%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                        3/2/1998 -40.77% -4.19%    0.13%     0.86%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                               7/14/1997 -42.23% -5.27%   -4.19%    -0.97%
---------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio (Advisor Class)         4/28/2006 -48.28%                   -17.19%
---------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                              4/28/2006 -14.34%                    -1.69%
---------------------------------------------------------------------------------------------------------------------

                        Big Edge Choice(R) for New York

Standardized Average Annual Total Return for the Period Ended December 31, 2008
                                  (continued)



-----------------------------------------------------------------------------------------------------
                                                        Inception                             Since
                  Investment Option                       Date*    1 Year  5 Years 10 Years Inception
-----------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)             4/28/2006  -3.22%                     3.07%
-----------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 6/2/2003 -45.40% -1.85%              1.10%
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                 9/10/2007 -29.89%                   -22.77%
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                     9/10/2007  -4.50%                    -1.90%
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund             9/10/2007 -38.29%                   -29.67%
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund           9/10/2007 -50.31%                   -37.68%
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund            9/10/2007 -37.59%                   -29.51%
-----------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio (Class I)          3/24/2008                           -36.13%
-----------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund (Class 2)   9/27/1996 -56.46%  2.19%   4.55%     -1.42%
-----------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)              5/11/1992 -45.07% -0.49%   0.19%      4.92%
-----------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund (Class 2)        11/28/1988 -30.94%  1.40%   3.66%      6.93%
-----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)               11/3/1988 -46.86% -4.10%   1.38%      5.68%
-----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio (Class II)    4/28/2006 -28.71%                    -8.62%
-----------------------------------------------------------------------------------------------------
Wanger International                                      5/1/1995 -49.89%  4.38%   6.94%     10.24%
-----------------------------------------------------------------------------------------------------
Wanger International Select                               2/1/1999 -48.73%  3.75%              6.30%
-----------------------------------------------------------------------------------------------------
Wanger Select                                             2/1/1999 -53.09% -4.72%              3.98%
-----------------------------------------------------------------------------------------------------
Wanger USA                                                5/1/1995 -44.43% -4.22%   1.70%      7.59%
-----------------------------------------------------------------------------------------------------



* Date investment option was added to the Separate Account.

                                  Big Edge(R)
                     Non-Standardized Annual Total Return


----------------------------------------------------------------------------------------------------------------------------
                Investment Option                   1999   2000    2001    2002    2003   2004   2005   2006   2007   2008
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
(Series I Shares)                                  43.18% -11.79% -24.05% -25.11% 28.23%  5.56%  7.75%  5.24% 10.89% -43.07%
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)        32.91% -15.41% -23.61% -16.42% 23.18%  7.88%  4.27% 15.54%  7.03% -30.84%
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
(Series I Shares)                                                         -11.99% 26.05% 12.68%  6.54% 10.13%  8.45% -29.23%
----------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio
(Class O Shares)                                   76.29% -25.56% -16.78% -34.57% 33.38%  7.11% 13.31% 18.07% 32.19% -45.68%
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
Portfolio (Class B)                                                                              5.95% 12.63%  4.21% -31.02%
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation
Strategy Portfolio (Class B)                                                                     9.83% 16.16%  3.79% -44.11%
----------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                 19.19% -10.14% -13.08% -23.09% 26.88%  9.49%  3.63% 14.37%  4.24% -37.78%
----------------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                  18.97%  -4.83%   1.05% -21.38% 44.97% 16.58%  3.23% 16.33% -2.88% -34.20%
----------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   -1.58%   9.89%   5.96%   7.96%  1.34%  2.57%  1.01%  3.10%  5.22%   3.24%
----------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
(Primary Shares)                                    1.30%  -9.93%   0.36%   0.37% 20.99%  9.36%  1.63%  9.70%  2.39% -26.73%
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio
(Service Class)                                    22.91%  -7.64% -13.24% -10.33% 27.07% 14.19% 15.68% 10.48% 16.33% -43.19%
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio
(Service Class)                                     3.15% -18.01% -15.30% -22.70% 28.37%  5.99%  7.78%  4.25% 21.81% -55.51%
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio
(Service Class)                                    35.92% -11.95% -18.55% -30.90% 31.45%  2.23%  4.62%  5.67% 25.60% -47.76%
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio
(Service Class)                                                     7.22%   9.10%  4.02%  3.28%  1.07%  3.27%  3.16%  -4.31%
----------------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund
(Class 2)                                                                                               4.16% 13.18% -35.00%
----------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                  18.24%  -0.25%  -1.60% 30.41% 12.72%  0.60% 17.07%  2.71% -30.36%
----------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio
(Service Shares)                                    4.08%  19.85%  17.44% -18.50% 35.85% 13.74%  2.96% 14.91% -8.13% -37.11%
----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio
(Class VC Shares)                                                           6.85% 16.83%  6.81%  0.30%  8.24%  5.12% -18.36%
----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio
(Class VC Shares)                                  15.58%  14.63%  -7.65% -18.85% 29.71% 11.53%  2.22% 16.10%  2.40% -37.06%
----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio
(Class VC Shares)                                          50.93%   6.97% -10.68% 23.51% 22.80%  7.14% 11.11% -0.43% -39.96%
----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)             8.21%  11.35%   5.97% -12.69% 23.90% 11.51%  9.45% 17.20%  2.44% -37.74%
----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio
(Class S)                                                                         30.08% 14.40%  7.07% 11.90%  6.06% -37.99%
----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth
Portfolio (Class S)                                                               23.82% 10.76%  1.88%  4.21% -0.50% -40.08%
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
(Service Shares)                                                          -27.81% 29.39%  5.55%  3.82%  6.61% 12.71% -46.21%
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA
(Service Shares)                                                  -13.05% -23.14% 41.44% 17.69% 12.93% 16.20%  5.01% -40.93%
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA
(Service Shares)                                                          -16.77% 42.81% 17.99%  8.63% 13.52% -2.38% -38.62%
----------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                      28.40% -18.60% -35.24% -25.56% 25.22%  3.92%  2.68%  2.19%  9.64% -41.37%
----------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Aggressive Growth                                                                                      7.36% -38.87%
----------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                                                                7.24% -32.86%
----------------------------------------------------------------------------------------------------------------------------

                                  Big Edge(R)
               Non-Standardized Annual Total Return (continued)


-------------------------------------------------------------------------------------------------------------------------
             Investment Option                 1999    2000    2001    2002    2003   2004   2005   2006   2007    2008
-------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Moderate                                                                                            6.89% -16.64%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Moderate Growth                                                                                     7.41% -26.35%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series               15.85%  -7.54%  -9.09% -23.29% 26.19%  9.37%  3.76% 16.01%   5.58% -35.58%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                  44.20%  12.62% -26.04% -33.17% 27.55%  5.65%  3.14%  3.09%  20.57% -44.04%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                     3.78%   4.98%   2.78%   0.41% -0.32% -0.21%  1.56%  3.37%   3.82%   1.22%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series        4.41%   5.42%   5.02%   8.90% 13.43%  5.77%  0.77%  5.78%   2.67% -18.75%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                                           4.28%  0.35%  4.66%   2.94% -12.24%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                               51.85%  1.10% 14.49% 18.26%  14.93% -45.48%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series            10.16%  -0.41%   0.85% -12.46% 18.67%  6.38%  0.77% 11.56%   4.92% -26.19%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series          28.22% -16.65% -24.81% -15.66% 30.55% 19.58% 17.39% 26.11%  13.79% -39.59%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                          3.74%  29.49%   5.55%  10.96% 36.89% 33.35% 13.95% 35.70% -16.56% -37.52%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                        -11.18%  15.74%  21.75%  -9.46% 39.57% 19.20%  6.66% 13.76%   0.97% -36.10%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                         14.60%  -9.45% 42.42% 21.45%  6.39% 15.58%  -3.09% -38.53%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series             23.10%  30.87% -18.79% -22.71% 22.64% 11.79%  4.38% 19.69%  -3.20% -36.37%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series     17.65% -12.35% -12.79% -24.45% 24.97%  8.74%  2.66% 13.07%   3.82% -37.94%
-------------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy
Portfolio (Advisor Class)                                                                                  21.91% -44.42%
-------------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio
(Advisor Class)                                                                                             9.42%  -8.05%
-------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)                                                                7.54%   3.64%
-------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                     28.60%  9.61% 12.58% 10.27%  21.51% -41.33%
-------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                                              6.37%  4.60% 10.38%   8.57% -24.72%
-------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                                                  3.70%  0.80%  2.67%   6.53%   2.36%
-------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                   -9.02% -18.16% 30.13%  8.56%  6.58% 14.99%  10.70% -33.71%
-------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth
Fund                                                          -25.02% -24.85% 40.44% 11.21%  2.74%  4.55%  22.64% -46.60%
-------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company
Fund                                                            4.30% -14.78% 38.06% 14.76%  7.13% 15.02%   7.84% -32.97%
-------------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio
(Class I)                                              14.74%  -2.16% -15.99% 33.40% 14.60% 10.83%  8.63%   6.31% -36.18%
-------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund
(Class 2)                                      51.78% -32.73%  -9.01%  -1.15% 51.46% 23.46% 26.16% 26.81%  27.49% -53.18%
-------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
(Class 2)                                      22.02%  -3.34% -16.84% -19.38% 30.89% 17.34%  9.07% 20.23%  14.30% -40.98%
-------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
(Class 2)                                      21.34%  -0.95% -10.85%  -5.34% 30.64% 14.56%  2.52% 19.90%   8.91% -25.85%
-------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
(Class 2)                                      27.52%   6.11%  -2.30% -19.30% 30.82% 14.87%  7.78% 20.59%   1.32% -42.90%
-------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio
(Class II)                                                                           10.41%  6.31% 11.46%   2.32% -23.45%
-------------------------------------------------------------------------------------------------------------------------
Wanger International                          124.25% -28.57% -22.06% -14.69% 47.38% 28.97% 20.32% 35.79%  15.14% -46.15%
-------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            -2.56% -27.36% -16.14% 39.82% 23.10% 15.27% 34.64%  20.56% -44.90%
-------------------------------------------------------------------------------------------------------------------------
Wanger Select                                           8.37%   8.00%  -8.54% 29.42% 18.11%  9.39% 18.51%   8.29% -49.57%
-------------------------------------------------------------------------------------------------------------------------
Wanger USA                                     23.84%  -9.08%  10.27% -17.64% 41.79% 17.15% 10.14%  6.80%   4.33% -40.29%
-------------------------------------------------------------------------------------------------------------------------


 Annual Total Returns are net of investment management fees and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                             The Big Edge Plus(R)
                     Non-Standardized Annual Total Return


----------------------------------------------------------------------------------------------------------------------------
                Investment Option                   1999   2000    2001    2002    2003   2004   2005   2006   2007   2008
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
(Series I Shares)                                  42.82% -12.01% -24.24% -25.30% 27.90%  5.29%  7.48%  4.97% 10.61% -43.21%
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)        32.58% -15.62% -23.80% -16.63% 22.88%  7.61%  4.01% 15.25%  6.76% -31.02%
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
(Series I Shares)                                                         -12.21% 25.74% 12.40%  6.28%  9.86%  8.17% -29.41%
----------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio
(Class O Shares)                                   75.85% -25.77% -16.99% -34.74% 33.04%  6.83% 13.02% 17.78% 31.86% -45.82%
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
Portfolio (Class B)                                                                              5.69% 12.35%  3.95% -31.20%
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation
Strategy Portfolio (Class B)                                                                     9.55% 15.87%  3.53% -44.25%
----------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                 18.89% -10.36% -13.30% -23.29% 26.56%  9.21%  3.37% 14.08%  3.97% -37.94%
----------------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                  18.67%  -5.06%   0.79% -21.57% 44.61% 16.29%  2.97% 16.04% -3.12% -34.37%
----------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   -1.83%   9.61%   5.69%   7.68%  1.09%  2.31%  0.76%  2.84%  4.95%   2.98%
----------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
(Primary Shares)                                    1.04% -10.15%   0.10%   0.12% 20.69%  9.08%  1.38%  9.42%  2.13% -26.92%
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio
(Service Class)                                    22.61%  -7.87% -13.46% -10.56% 26.75% 13.90% 15.39% 10.20% 16.03% -43.33%
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio
(Service Class)                                     2.89% -18.21% -15.52% -22.89% 28.04%  5.72%  7.50%  3.99% 21.50% -55.62%
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)   35.58% -12.17% -18.76% -31.07% 31.12%  1.97%  4.36%  5.40% 25.28% -47.90%
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio
(Service Class)                                                     6.95%   8.83%  3.76%  3.02%  0.82%  3.01%  2.90%  -4.55%
----------------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund
(Class 2)                                                                                               3.90% 12.90% -35.17%
----------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                  17.95%  -0.50%  -1.84% 30.08% 12.44%  0.35% 16.77%  2.45% -30.54%
----------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio
(Service Shares)                                    3.82%  19.55%  17.15% -18.70% 35.52% 13.46%  2.70% 14.62% -8.37% -37.27%
----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio
(Class VC Shares)                                                           6.58% 16.54%  6.54%  0.05%  7.97%  4.85% -18.57%
----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio
(Class VC Shares)                                  15.29%  14.34%  -7.88% -19.05% 29.39% 11.25%  1.96% 15.81%  2.14% -37.22%
----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio
(Class VC Shares)                                          50.55%   6.70% -10.91% 23.21% 22.50%  6.88% 10.83% -0.68% -40.12%
----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)             7.94%  11.07%   5.70% -12.91% 23.58% 11.22%  9.18% 16.90%  2.18% -37.90%
----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio
(Class S)                                                                         29.76% 14.11%  6.81% 11.62%  5.79% -38.15%
----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth
Portfolio (Class S)                                                               23.51% 10.48%  1.62%  3.95% -0.75% -40.23%
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
(Service Shares)                                                          -27.99% 29.07%  5.29%  3.56%  6.35% 12.43% -46.34%
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA
(Service Shares)                                                  -13.27% -23.33% 41.09% 17.40% 12.65% 15.91%  4.75% -41.08%
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA
(Service Shares)                                                          -16.97% 42.45% 17.70%  8.36% 13.23% -2.63% -38.78%
----------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                      28.08% -18.81% -35.41% -25.75% 24.91%  3.66%  2.42%  1.93%  9.36% -41.52%
----------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:
Aggressive Growth                                                                                              7.08% -39.03%
----------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                                                                6.97% -33.03%
----------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Moderate                                                                                               6.62% -16.85%
----------------------------------------------------------------------------------------------------------------------------

                             The Big Edge Plus(R)
               Non-Standardized Annual Total Return (continued)


-------------------------------------------------------------------------------------------------------------------------
             Investment Option                 1999    2000    2001    2002    2003   2004   2005   2006   2007    2008
-------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Moderate Growth                                                                                     7.14% -26.53%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series               15.56%  -7.77%  -9.32% -23.48% 25.87%  9.10%  3.50% 15.72%   5.32% -35.75%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                  43.84%  12.34% -26.07% -33.34% 27.22%  5.39%  2.88%  2.83%  20.27% -44.18%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                     3.52%   4.73%   2.52%   0.15% -0.57% -0.47%  1.30%  3.11%   3.56%   0.97%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series        4.15%   5.16%   4.76%   8.62% 13.14%  5.50%  0.52%  5.51%   2.41% -18.96%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                                           4.02%  0.10%  4.40%   2.68% -12.46%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                               51.47%  0.85% 14.20% 17.96%  14.64% -45.62%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series             9.88%  -0.66%   0.59% -12.68% 18.38%  6.12%  0.52% 11.28%   4.65% -26.38%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series          27.91% -16.86% -25.00% -15.87% 30.22% 19.27% 17.09% 25.79%  13.50% -39.75%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                          3.48%  29.18%   5.28%  10.68% 36.54% 33.01% 13.66% 35.36% -16.77% -37.68%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                        -11.40%  15.46%  21.45%  -9.69% 39.21% 18.90%  6.39% 13.48%   0.72% -36.26%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                         14.31%  -9.68% 42.06% 21.14%  6.12% 15.29%  -3.33% -38.69%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series             22.79%  30.55% -18.99% -22.91% 22.33% 11.50%  4.11% 19.39%  -3.45% -36.53%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series     17.36% -12.57% -13.01% -24.64% 24.65%  8.46%  2.40% 12.79%   3.55% -38.09%
-------------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy
Portfolio (Advisor Class)                                                                                  21.60% -44.56%
-------------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                                                                 9.14%  -8.29%
-------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)                                                                7.27%   3.38%
-------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                     28.28%  9.33% 12.29% 10.00%  21.20% -41.48%
-------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                                              6.10%  4.34% 10.10%   8.30% -24.91%
-------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                                                  3.45%  0.54%  2.41%   6.26%   2.10%
-------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                   -9.25% -18.36% 29.80%  8.29%  6.31% 14.70%  10.42% -33.88%
-------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth
Fund                                                          -25.21% -25.03% 40.09% 10.93%  2.48%  4.29%  22.33% -46.73%
-------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company
Fund                                                            4.03% -15.00% 37.72% 14.47%  6.87% 14.73%   7.57% -33.14%
-------------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio
(Class I)                                              14.45%  -2.41% -16.20% 33.07% 14.32% 10.56%  8.36%   6.04% -36.34%
-------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund
(Class 2)                                      51.41% -32.89%  -9.24%  -1.40% 51.08% 23.15% 25.84% 26.49%  27.17% -53.30%
-------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)    21.72%  -3.58% -17.05% -19.58% 30.56% 17.05%  8.80% 19.93%  14.01% -41.12%
-------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
(Class 2)                                      21.03%  -1.19% -11.08%  -5.58% 30.31% 14.27%  2.26% 19.60%   8.63% -26.03%
-------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)     27.21%   5.85%  -2.54% -19.51% 30.48% 14.58%  7.51% 20.29%   1.06% -43.05%
-------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio
(Class II)                                                                           10.13%  6.05% 11.18%   2.06% -23.65%
-------------------------------------------------------------------------------------------------------------------------
Wanger International                          123.71% -28.75% -22.26% -14.91% 47.01% 28.64% 20.01% 35.45%  14.85% -46.28%
-------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            -2.80% -27.54% -16.35% 39.47% 22.78% 14.98% 34.31%  20.25% -45.04%
-------------------------------------------------------------------------------------------------------------------------
Wanger Select                                           8.10%   7.72%  -8.77% 29.09% 17.82%  9.11% 18.21%   8.02% -49.70%
-------------------------------------------------------------------------------------------------------------------------
Wanger USA                                     23.53%  -9.31%   9.99% -17.85% 41.43% 16.85%  9.87%  6.53%   4.06% -40.44%
-------------------------------------------------------------------------------------------------------------------------


       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                       Group Strategic Edge(R) Allocated
                     Non-Standardized Annual Total Return




---------------------------------------------------------------------------------------------------------------------------
                   Investment Option                      1999   2000    2001    2002    2003   2004   2005   2006   2007
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
(Series I Shares)                                        42.82% -12.01% -24.24% -25.30% 27.90%  5.29%  7.48%  4.97% 10.61%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)              32.58% -15.62% -23.80% -16.63% 22.88%  7.61%  4.01% 15.25%  6.76%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
(Series I Shares)                                                               -12.21% 25.74% 12.40%  6.28%  9.86%  8.17%
---------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio
(Class O Shares)                                         75.85% -25.77% -16.99% -34.74% 33.04%  6.83% 13.02% 17.78% 31.86%
---------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                       18.89% -10.36% -13.30% -23.29% 26.56%  9.21%  3.37% 14.08%  3.97%
---------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II         -1.83%   9.61%   5.69%   7.68%  1.09%  2.31%  0.76%  2.84%  4.95%
---------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
(Primary Shares)                                          1.04% -10.15%   0.10%   0.12% 20.69%  9.08%  1.38%  9.42%  2.13%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)  22.61%  -7.87% -13.46% -10.56% 26.75% 13.90% 15.39% 10.20% 16.03%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio
(Service Class)                                           2.89% -18.21% -15.52% -22.89% 28.04%  5.72%  7.50%  3.99% 21.50%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)         35.58% -12.17% -18.76% -31.07% 31.12%  1.97%  4.36%  5.40% 25.28%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio
(Service Class)                                                           6.95%   8.83%  3.76%  3.02%  0.82%  3.01%  2.90%
---------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                        17.95%  -0.50%  -1.84% 30.08% 12.44%  0.35% 16.77%  2.45%
---------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio
(Service Shares)                                          3.82%  19.55%  17.15% -18.70% 35.52% 13.46%  2.70% 14.62% -8.37%
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio
(Class VC Shares)                                                                 6.58% 16.54%  6.54%  0.05%  7.97%  4.85%
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio
(Class VC Shares)                                        15.29%  14.34%  -7.88% -19.05% 29.39% 11.25%  1.96% 15.81%  2.14%
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio
(Class VC Shares)                                                50.55%   6.70% -10.91% 23.21% 22.50%  6.88% 10.83% -0.68%
---------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                   7.94%  11.07%   5.70% -12.91% 23.58% 11.22%  9.18% 16.90%  2.18%
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio
(Class S)                                                                               29.76% 14.11%  6.81% 11.62%  5.79%
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth
Portfolio (Class S)                                                                     23.51% 10.48%  1.62%  3.95% -0.75%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
(Service Shares)                                                                -27.99% 29.07%  5.29%  3.56%  6.35% 12.43%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA
(Service Shares)                                                        -13.27% -23.33% 41.09% 17.40% 12.65% 15.91%  4.75%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA
(Service Shares)                                                                -16.97% 42.45% 17.70%  8.36% 13.23% -2.63%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                            28.08% -18.81% -35.41% -25.75% 24.91%  3.66%  2.42%  1.93%  9.36%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Aggressive Growth                                                                                            7.08%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                                                                      6.97%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Moderate                                                                                                     6.62%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Moderate Growth                                                                                              7.14%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                         15.56%  -7.77%  -9.32% -23.48% 25.87%  9.10%  3.50% 15.72%  5.32%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                            43.84%  12.34% -26.07% -33.34% 27.22%  5.39%  2.88%  2.83% 20.27%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                               3.52%   4.73%   2.52%   0.15% -0.57% -0.47%  1.30%  3.11%  3.56%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                  4.15%   5.16%   4.76%   8.62% 13.14%  5.50%  0.52%  5.51%  2.41%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                                                     4.02%  0.10%  4.40%  2.68%
---------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------
                   Investment Option                      2008
----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
(Series I Shares)                                        -43.21%
----------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)              -31.02%
----------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
(Series I Shares)                                        -29.41%
----------------------------------------------------------------
Alger American Capital Appreciation Portfolio
(Class O Shares)                                         -45.82%
----------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                       -37.94%
----------------------------------------------------------------
Federated Fund for U.S. Government Securities II           2.98%
----------------------------------------------------------------
Federated High Income Bond Fund II
(Primary Shares)                                         -26.92%
----------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)  -43.33%
----------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio
(Service Class)                                          -55.62%
----------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)         -47.90%
----------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio
(Service Class)                                           -4.55%
----------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                -30.54%
----------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio
(Service Shares)                                         -37.27%
----------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio
(Class VC Shares)                                        -18.57%
----------------------------------------------------------------
Lord Abbett Growth and Income Portfolio
(Class VC Shares)                                        -37.22%
----------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio
(Class VC Shares)                                        -40.12%
----------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                  -37.90%
----------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio
(Class S)                                                -38.15%
----------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth
Portfolio (Class S)                                      -40.23%
----------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
(Service Shares)                                         -46.34%
----------------------------------------------------------------
Oppenheimer Global Securities Fund/VA
(Service Shares)                                         -41.08%
----------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA
(Service Shares)                                         -38.78%
----------------------------------------------------------------
Phoenix Capital Growth Series                            -41.52%
----------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Aggressive Growth                                -39.03%
----------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth          -33.03%
----------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Moderate                                         -16.85%
----------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Moderate Growth                                  -26.53%
----------------------------------------------------------------
Phoenix Growth and Income Series                         -35.75%
----------------------------------------------------------------
Phoenix Mid-Cap Growth Series                            -44.18%
----------------------------------------------------------------
Phoenix Money Market Series                                0.97%
----------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                 -18.96%
----------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series              -12.46%
----------------------------------------------------------------

                       Group Strategic Edge(R) Allocated
               Non-Standardized Annual Total Return (continued)


-------------------------------------------------------------------------------------------------------------------------
             Investment Option                 1999    2000    2001    2002    2003   2004   2005   2006   2007    2008
-------------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                               51.47%  0.85% 14.20% 17.96%  14.64% -45.62%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series             9.88%  -0.66%   0.59% -12.68% 18.38%  6.12%  0.52% 11.28%   4.65% -26.38%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series          27.91% -16.86% -25.00% -15.87% 30.22% 19.27% 17.09% 25.79%  13.50% -39.75%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                          3.48%  29.18%   5.28%  10.68% 36.54% 33.01% 13.66% 35.36% -16.77% -37.68%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                        -11.40%  15.46%  21.45%  -9.69% 39.21% 18.90%  6.39% 13.48%   0.72% -36.26%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                         14.31%  -9.68% 42.06% 21.14%  6.12% 15.29%  -3.33% -38.69%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series             22.79%  30.55% -18.99% -22.91% 22.33% 11.50%  4.11% 19.39%  -3.45% -36.53%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series     17.36% -12.57% -13.01% -24.64% 24.65%  8.46%  2.40% 12.79%   3.55% -38.09%
-------------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy
Portfolio (Advisor Class)                                                                                  21.60% -44.56%
-------------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                                                                 9.14%  -8.29%
-------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)                                                                7.27%   3.38%
-------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                     28.28%  9.33% 12.29% 10.00%  21.20% -41.48%
-------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund
(Class 2)                                      51.41% -32.89%  -9.24%  -1.40% 51.08% 23.15% 25.84% 26.49%  27.17% -53.30%
-------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)    21.72%  -3.58% -17.05% -19.58% 30.56% 17.05%  8.80% 19.93%  14.01% -41.12%
-------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
(Class 2)                                      21.03%  -1.19% -11.08%  -5.58% 30.31% 14.27%  2.26% 19.60%   8.63% -26.03%
-------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)     27.21%   5.85%  -2.54% -19.51% 30.48% 14.58%  7.51% 20.29%   1.06% -43.05%
-------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio
(Class II)                                                                           10.13%  6.05% 11.18%   2.06% -23.65%
-------------------------------------------------------------------------------------------------------------------------
Wanger International                          123.71% -28.75% -22.26% -14.91% 47.01% 28.64% 20.01% 35.45%  14.85% -46.28%
-------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            -2.80% -27.54% -16.35% 39.47% 22.78% 14.98% 34.31%  20.25% -45.04%
-------------------------------------------------------------------------------------------------------------------------
Wanger Select                                           8.10%   7.72%  -8.77% 29.09% 17.82%  9.11% 18.21%   8.02% -49.70%
-------------------------------------------------------------------------------------------------------------------------
Wanger USA                                     23.53%  -9.31%   9.99% -17.85% 41.43% 16.85%  9.87%  6.53%   4.06% -40.44%
-------------------------------------------------------------------------------------------------------------------------


       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                      Group Strategic Edge(R) Unallocated
                     Non-Standardized Annual Total Return




----------------------------------------------------------------------------------------------------------------------------
                Investment Option                   1999   2000    2001    2002    2003   2004   2005   2006   2007   2008
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
(Series I Shares)                                  42.82% -12.01% -24.24% -25.30% 27.90%  5.29%  7.48%  4.97% 10.61% -43.21%
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)        32.58% -15.62% -23.80% -16.63% 22.88%  7.61%  4.01% 15.25%  6.76% -31.02%
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
(Series I Shares)                                                         -12.21% 25.74% 12.40%  6.28%  9.86%  8.17% -29.41%
----------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio
(Class O Shares)                                   75.85% -25.77% -16.99% -34.74% 33.04%  6.83% 13.02% 17.78% 31.86% -45.82%
----------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                 18.89% -10.36% -13.30% -23.29% 26.56%  9.21%  3.37% 14.08%  3.97% -37.94%
----------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   -1.83%   9.61%   5.69%   7.68%  1.09%  2.31%  0.76%  2.84%  4.95%   2.98%
----------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
(Primary Shares)                                    1.04% -10.15%   0.10%   0.12% 20.69%  9.08%  1.38%  9.42%  2.13% -26.92%
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio
(Service Class)                                    22.61%  -7.87% -13.46% -10.56% 26.75% 13.90% 15.39% 10.20% 16.03% -43.33%
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio
(Service Class)                                     2.89% -18.21% -15.52% -22.89% 28.04%  5.72%  7.50%  3.99% 21.50% -55.62%
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)   35.58% -12.17% -18.76% -31.07% 31.12%  1.97%  4.36%  5.40% 25.28% -47.90%
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio
(Service Class)                                                     6.95%   8.83%  3.76%  3.02%  0.82%  3.01%  2.90%  -4.55%
----------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                  17.95%  -0.50%  -1.84% 30.08% 12.44%  0.35% 16.77%  2.45% -30.54%
----------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio
(Service Shares)                                    3.82%  19.55%  17.15% -18.70% 35.52% 13.46%  2.70% 14.62% -8.37% -37.27%
----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio
(Class VC Shares)                                                           6.58% 16.54%  6.54%  0.05%  7.97%  4.85% -18.57%
----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio
(Class VC Shares)                                  15.29%  14.34%  -7.88% -19.05% 29.39% 11.25%  1.96% 15.81%  2.14% -37.22%
----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio
(Class VC Shares)                                          50.55%   6.70% -10.91% 23.21% 22.50%  6.88% 10.83% -0.68% -40.12%
----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)             7.94%  11.07%   5.70% -12.91% 23.58% 11.22%  9.18% 16.90%  2.18% -37.90%
----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio
(Class S)                                                                         29.76% 14.11%  6.81% 11.62%  5.79% -38.15%
----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth
Portfolio (Class S)                                                               23.51% 10.48%  1.62%  3.95% -0.75% -40.23%
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
(Service Shares)                                                          -27.99% 29.07%  5.29%  3.56%  6.35% 12.43% -46.34%
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA
(Service Shares)                                                  -13.27% -23.33% 41.09% 17.40% 12.65% 15.91%  4.75% -41.08%
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA
(Service Shares)                                                          -16.97% 42.45% 17.70%  8.36% 13.23% -2.63% -38.78%
----------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                      28.08% -18.81% -35.41% -25.75% 24.91%  3.66%  2.42%  1.93%  9.36% -41.52%
----------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Aggressive Growth                                                                                      7.08% -39.03%
----------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                                                                6.97% -33.03%
----------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Moderate                                                                                               6.62% -16.85%
----------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Moderate Growth                                                                                        7.14% -26.53%
----------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                   15.56%  -7.77%  -9.32% -23.48% 25.87%  9.10%  3.50% 15.72%  5.32% -35.75%
----------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                      43.84%  12.34% -26.07% -33.34% 27.22%  5.39%  2.88%  2.83% 20.27% -44.18%
----------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                         3.52%   4.73%   2.52%   0.15% -0.57% -0.47%  1.30%  3.11%  3.56%   0.97%
----------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series            4.15%   5.16%   4.76%   8.62% 13.14%  5.50%  0.52%  5.51%  2.41% -18.96%
----------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                                               4.02%  0.10%  4.40%  2.68% -12.46%
----------------------------------------------------------------------------------------------------------------------------

                      Group Strategic Edge(R) Unallocated
               Non-Standardized Annual Total Return (continued)


-------------------------------------------------------------------------------------------------------------------------
             Investment Option                 1999    2000    2001    2002    2003   2004   2005   2006   2007    2008
-------------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                               51.47%  0.85% 14.20% 17.96%  14.64% -45.62%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series             9.88%  -0.66%   0.59% -12.68% 18.38%  6.12%  0.52% 11.28%   4.65% -26.38%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series          27.91% -16.86% -25.00% -15.87% 30.22% 19.27% 17.09% 25.79%  13.50% -39.75%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                          3.48%  29.18%   5.28%  10.68% 36.54% 33.01% 13.66% 35.36% -16.77% -37.68%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                        -11.40%  15.46%  21.45%  -9.69% 39.21% 18.90%  6.39% 13.48%   0.72% -36.26%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                         14.31%  -9.68% 42.06% 21.14%  6.12% 15.29%  -3.33% -38.69%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series             22.79%  30.55% -18.99% -22.91% 22.33% 11.50%  4.11% 19.39%  -3.45% -36.53%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series     17.36% -12.57% -13.01% -24.64% 24.65%  8.46%  2.40% 12.79%   3.55% -38.09%
-------------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy
Portfolio (Advisor Class)                                                                                  21.60% -44.56%
-------------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                                                                 9.14%  -8.29%
-------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)                                                                7.27%   3.38%
-------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                     28.28%  9.33% 12.29% 10.00%  21.20% -41.48%
-------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund
(Class 2)                                      51.41% -32.89%  -9.24%  -1.40% 51.08% 23.15% 25.84% 26.49%  27.17% -53.30%
-------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)    21.72%  -3.58% -17.05% -19.58% 30.56% 17.05%  8.80% 19.93%  14.01% -41.12%
-------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
(Class 2)                                      21.03%  -1.19% -11.08%  -5.58% 30.31% 14.27%  2.26% 19.60%   8.63% -26.03%
-------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)     27.21%   5.85%  -2.54% -19.51% 30.48% 14.58%  7.51% 20.29%   1.06% -43.05%
-------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio
(Class II)                                                                           10.13%  6.05% 11.18%   2.06% -23.65%
-------------------------------------------------------------------------------------------------------------------------
Wanger International                          123.71% -28.75% -22.26% -14.91% 47.01% 28.64% 20.01% 35.45%  14.85% -46.28%
-------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            -2.80% -27.54% -16.35% 39.47% 22.78% 14.98% 34.31%  20.25% -45.04%
-------------------------------------------------------------------------------------------------------------------------
Wanger Select                                           8.10%   7.72%  -8.77% 29.09% 17.82%  9.11% 18.21%   8.02% -49.70%
-------------------------------------------------------------------------------------------------------------------------
Wanger USA                                     23.53%  -9.31%   9.99% -17.85% 41.43% 16.85%  9.87%  6.53%   4.06% -40.44%
-------------------------------------------------------------------------------------------------------------------------


       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                      The Big Edge Choice(R) for New York
                     Non-Standardized Annual Total Return




---------------------------------------------------------------------------------------------------------------------------
                   Investment Option                      1999   2000    2001    2002    2003   2004   2005   2006   2007
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
(Series I Shares)                                        42.64% -12.12% -24.34% -25.40% 27.74%  5.16%  7.34%  4.84% 10.47%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)              32.42% -15.72% -23.89% -16.74% 22.73%  7.48%  3.88% 15.11%  6.62%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
(Series I Shares)                                                               -12.32% 25.58% 12.26%  6.14%  9.72%  8.04%
---------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio
(Class O Shares)                                         75.64% -25.87% -17.10% -34.82% 32.88%  6.70% 12.88% 17.63% 31.69%
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
Portfolio (Class B)                                                                                    5.56% 12.21%  3.82%
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation
Strategy Portfolio (Class B)                                                                           9.42% 15.73%  3.40%
---------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                       18.74% -10.47% -13.41% -23.38% 26.40%  9.07%  3.24% 13.94%  3.84%
---------------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                        18.53%  -5.18%   0.67% -21.67% 44.43% 16.15%  2.84% 15.89% -3.25%
---------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II         -1.95%   9.47%   5.56%   7.55%  0.96%  2.19%  0.63%  2.71%  4.82%
---------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
(Primary Shares)                                          0.93% -10.27%  -0.01%  -0.01% 20.54%  8.94%  1.25%  9.29%  2.00%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)  22.45%  -7.99% -13.57% -10.67% 26.59% 13.75% 15.25% 10.06% 15.89%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio
(Service Class)                                           2.76% -18.31% -15.63% -22.99% 27.88%  5.59%  7.37%  3.86% 21.34%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)         35.41% -12.28% -18.86% -31.16% 30.96%  1.84%  4.22%  5.27% 25.12%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio
(Service Class)                                                           6.81%   8.69%  3.63%  2.89%  0.69%  2.88%  2.77%
---------------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund
(Class 2)                                                                                                     3.77% 12.75%
---------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                        17.80%  -0.62%  -1.97% 29.92% 12.30%  0.22% 16.63%  2.32%
---------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio
(Service Shares)                                          3.69%  19.40%  17.00% -18.80% 35.35% 13.32%  2.57% 14.48% -8.48%
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio
(Class VC Shares)                                                                 6.45% 16.39%  6.41% -0.08%  7.83%  4.72%
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio
(Class VC Shares)                                        15.14%  14.20%  -8.00% -19.15% 29.22% 11.11%  1.83% 15.67%  2.01%
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio
(Class VC Shares)                                                50.37%   6.57% -11.02% 23.05% 22.34%  6.74% 10.69% -0.81%
---------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                   7.54%  10.93%   5.57% -13.02% 23.43% 11.08%  9.04% 16.76%  2.05%
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio
(Class S)                                                                               29.60% 13.97%  6.68% 11.48%  5.66%
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth
Portfolio (Class S)                                                                     23.36% 10.35%  1.50%  3.82% -0.87%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
(Service Shares)                                                                -28.08% 28.91%  5.16%  3.43%  6.21% 12.29%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA
(Service Shares)                                                        -13.38% -23.43% 40.91% 17.25% 12.51% 15.76%  4.62%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA
(Service Shares)                                                                -17.08% 42.28% 17.55%  8.22% 13.09% -2.75%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                            27.92% -18.91% -35.49% -25.84% 24.75%  3.53%  2.29%  1.80%  9.22%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Aggressive Growth                                                                                            6.95%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                                                                      6.84%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Moderate                                                                                                     6.49%
---------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------
                   Investment Option                      2008
----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
(Series I Shares)                                        -43.28%
----------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)              -31.10%
----------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
(Series I Shares)                                        -29.50%
----------------------------------------------------------------
Alger American Capital Appreciation Portfolio
(Class O Shares)                                         -45.89%
----------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
Portfolio (Class B)                                      -31.28%
----------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation
Strategy Portfolio (Class B)                             -44.32%
----------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                       -38.02%
----------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                        -34.45%
----------------------------------------------------------------
Federated Fund for U.S. Government Securities II           2.85%
----------------------------------------------------------------
Federated High Income Bond Fund II
(Primary Shares)                                         -27.01%
----------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)  -43.40%
----------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio
(Service Class)                                          -55.68%
----------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)         -47.96%
----------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio
(Service Class)                                           -4.67%
----------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund
(Class 2)                                                -35.25%
----------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                -30.62%
----------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio
(Service Shares)                                         -37.35%
----------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio
(Class VC Shares)                                        -18.67%
----------------------------------------------------------------
Lord Abbett Growth and Income Portfolio
(Class VC Shares)                                        -37.30%
----------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio
(Class VC Shares)                                        -40.19%
----------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                  -37.97%
----------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio
(Class S)                                                -38.23%
----------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth
Portfolio (Class S)                                      -40.31%
----------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
(Service Shares)                                         -46.41%
----------------------------------------------------------------
Oppenheimer Global Securities Fund/VA
(Service Shares)                                         -41.15%
----------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA
(Service Shares)                                         -38.86%
----------------------------------------------------------------
Phoenix Capital Growth Series                            -41.59%
----------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Aggressive Growth                                -39.10%
----------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth          -33.11%
----------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Moderate                                         -16.96%
----------------------------------------------------------------

                      The Big Edge Choice(R) for New York
               Non-Standardized Annual Total Return (continued)


-------------------------------------------------------------------------------------------------------------------------
             Investment Option                 1999    2000    2001    2002    2003   2004   2005   2006   2007    2008
-------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Moderate Growth                                                                                     7.00% -26.62%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series               15.43%  -7.88%  -9.44% -23.58% 25.71%  8.96%  3.37% 15.58%   5.18% -35.83%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                  43.67%  12.20% -26.32% -33.43% 27.06%  5.25%  2.75%  2.70%  20.12% -44.25%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                     3.40%   4.60%   2.39%   0.03% -0.70% -0.59%  1.17%  2.98%   3.43%   0.84%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series        4.02%   5.03%   4.63%   8.49% 13.00%  5.37%  0.39%  5.38%   2.28% -19.06%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                                           3.89% -0.03%  4.27%   2.55% -12.57%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                               51.28%  0.72% 14.06% 17.82%  14.49% -45.68%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series             9.75%  -0.78%   0.46% -12.79% 18.23%  5.98%  0.39% 11.14%   4.52% -26.47%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series          27.75% -16.96% -25.10% -15.98% 30.06% 19.12% 16.95% 25.63%  13.36% -39.82%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                          3.35%  29.01%   5.15%  10.54% 36.37% 32.84% 13.52% 35.19% -16.88% -37.75%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                        -11.51%  15.32%  21.29%  -9.81% 39.04% 18.75%  6.26% 13.34%   0.59% -36.34%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                         14.17%  -9.79% 41.89% 20.99%  5.99% 15.15%  -3.45% -38.77%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series             22.64%  30.39% -19.10% -23.01% 22.17% 11.36%  3.98% 19.24%  -3.57% -36.61%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series     17.22% -12.68% -13.12% -24.74% 24.50%  8.33%  2.27% 12.65%   3.42% -38.17%
-------------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy
Portfolio (Advisor Class)                                                                                  21.44% -44.63%
-------------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                                                                 9.00%  -8.40%
-------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)                                                                7.13%   3.25%
-------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                     28.12%  9.19% 12.15%  9.86%  21.05% -41.55%
-------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                                              5.97%  4.21%  9.97%   8.16% -25.00%
-------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                                                  3.31%  0.42%  2.29%   6.13%   1.98%
-------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                   -9.36% -18.46% 29.64%  8.15%  6.18% 14.56%  10.28% -33.96%
-------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth
Fund                                                          -25.31% -25.13% 39.92% 10.80%  2.35%  4.16%  22.17% -46.80%
-------------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company
Fund                                                            3.90% -15.10% 37.54% 14.33%  6.73% 14.59%   7.43% -33.22%
-------------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio
(Class I)                                              14.31%  -2.53% -16.31% 32.90% 14.17% 10.42%  8.23%   5.91% -36.42%
-------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund
(Class 2)                                      51.22% -32.99%  -9.36%  -1.52% 50.89% 23.00% 25.68% 26.34%  27.01% -53.36%
-------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)    21.58%  -3.70% -17.16% -19.68% 30.40% 16.90%  8.66% 19.78%  13.86% -41.20%
-------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
(Class 2)                                      20.89%  -1.32% -11.19%  -5.70% 30.14% 14.13%  2.13% 19.45%   8.49% -26.13%
-------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)     27.06%   5.72%  -2.67% -19.61% 30.32% 14.43%  7.37% 20.14%   0.93% -43.12%
-------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio
(Class II)                                                                            9.99%  5.92% 11.04%   1.93% -23.74%
-------------------------------------------------------------------------------------------------------------------------
Wanger International                          123.44% -28.83% -22.36% -15.02% 46.82% 28.48% 19.86% 35.28%  14.71% -46.35%
-------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            -2.92% -27.63% -16.46% 39.30% 22.63% 14.83% 34.14%  20.10% -45.11%
-------------------------------------------------------------------------------------------------------------------------
Wanger Select                                           7.97%   7.59%  -8.89% 28.93% 17.67%  8.98% 18.06%   7.88% -49.76%
-------------------------------------------------------------------------------------------------------------------------
Wanger USA                                     23.38%  -9.42%   9.85% -17.95% 41.26% 16.71%  9.73%  6.40%   3.93% -40.52%
-------------------------------------------------------------------------------------------------------------------------


       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

Calculation of Yield and Return
--------------------------------------------------------------------------------

Yield of the Phoenix Money Market Investment Option. We calculate the yield of the Phoenix Money Market Investment Option for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.

The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The yield/return calculations include a mortality and expense risk charge equal to 1.00% or 1.25% (depending on contract form) on an annual basis, and, for some contracts, a daily administrative fee equal to 0.125% on an annual basis.

The Phoenix Money Market Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.

We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:


The following examples of return/yield calculations for the Phoenix Money Market Investment Option were based on the 7-day period ending December 31, 2008:


Example for The Big Edge:


          Value of hypothetical pre-existing account with
            exactly one Unit at the beginning of the
            period:....................................... $ 1.000000
          Value of the same account (excluding capital
            changes) at the end of the 7-day period:......   0.999968
          Calculation:
          Ending account value............................   0.999968
          Less beginning account value....................   1.000000
          Net change in account value.....................  -0.000105
          Base period return:
          (net change/beginning account value)              -0.000105
          Current yield = return x (365/7) =..............     -0.17%
          Effective yield = [(1 + return)/365/7/] - 1 =...     -0.17%


Example for Group Strategic Edge, Big Edge Plus:


          Value of hypothetical pre-existing account with
            exactly one Unit at the beginning of the
            period:....................................... $ 1.000000
          Value of the same account (excluding capital
            changes) at the end of the 7-day period:......   0.999919
          Calculation:
          Ending account value............................   0.999919
          Less beginning account value....................   1.000000
          Net change in account value.....................  -0.000081
          Base period return:
          (net change/beginning account value)              -0.000081
          Current yield = return x (365/7) =..............     -0.42%
          Effective yield = [(1 + return)/365/7/] - 1 =...     -0.42%


Example for The Big Edge Choice for New York (reflects daily administrative fee):


          Value of hypothetical pre-existing account with
            exactly one Unit at the beginning of the
            period:....................................... $ 1.000000
          Value of the same account (excluding capital
            changes) at the end of the 7-day period:......   0.999895
          Calculation:
          Ending account value............................   0.999895
          Less beginning account value....................   1.000000
          Net change in account value.....................  -0.000105
          Base period return:
          (net change/beginning account value)............  -0.000105
          Current yield = return x (365/7) =..............     -0.55%
          Effective yield = [(1 + return)/365/7/] - 1 =...     -0.55%


Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

    (1)We assume a hypothetical $1,000 initial investment in the investment option;

    (2)We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

    (3)We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

    (4)To get the average annual total return we take the n/th/ root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

      R = ((ERV / II)/(1/n)/) - 1

Where:

 II =a hypothetical initial payment of $1,000
 R = average annual total return for the period n = number of years in the period
ERV =ending redeemable value of the hypothetical $1,000  for the period [see
     (2) and (3) above]

We normally calculate total return for 1-year, 5-year and 10-year periods for each investment option. If an investment option has not been available for at least 10 years, we will provide total returns for other relevant periods.

Performance Information
Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

   The Dow Jones Industrial Average/SM (1)/ ("DJIA")
   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index
   Standard & Poor's 500 Index(R) (S&P 500)/(2)/

Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

   Lipper Analytical Services
   Morningstar, Inc.
   Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

   Barron's
   Business Week
   Changing Times
   Consumer Reports
   Financial Planning
   Financial Services Weekly
   Financial World
   Forbes
   Fortune
   Investor's Business Daily
   Money
   Personal Investor
   Registered Representative
   The New York Times
   The Wall Street Journal
   U.S. News and World Report

A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

   The Dow Jones Industrial Average/SM (1)/ ("DJIA")
   CS First Boston High Yield Index
   Corporate Corporate Index
   Corporate Government Bond Index
   S&P 500/(2)/

Calculation of Annuity Payments
--------------------------------------------------------------------------------

See your prospectus in the section titled "The Annuity Period" for a description of the annuity options and restrictions.

You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Payment Life Annuity with 10-year period certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

Fixed Annuity Payments
Fixed annuity payments are determined by the total dollar value for all investment options' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

The guaranteed annuity payment rates will be no less favorable than the following: under Options A, B, D, E and F rates are based on the a-49 Annuity Table/(4)/ projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year periods certain under Option A, for the 10-year period certain under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year period certain under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the settlement date.

Variable Annuity Payments
Under all variable annuity payment options except Option L, the first payment is based on an assumed annual interest rate of 4 1/2%. Should the assumed rate result in a first payment larger than permitted by state law, we will select a lower rate. All subsequent payments may be higher or lower depending on investment experience of the investment options.

Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected annuity payment option in each investment option by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each investment option. We determine future payments under these options by multiplying the contract value in each investment option (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each investment option investment.

Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this annuity payment option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

Under Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)/(4)/ projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

Experts
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2008 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life Insurance Company as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


Michele Drummey, Counsel, Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations in connection with the contracts described in this prospectus.
-------------
/1/ The Dow Jones Industrial Average/SM/ (DJIA/SM/) is an unweighted/(3)/ index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA/SM/ are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA/SM/.

/2/ The S&P 500 is a free-float market capitalization-weighted/(3)/ index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

/3/ Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average/SM /) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

/4/ The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

                                                                      VERSION C
                                    PART B

                     The Phoenix Edge(R) - VA for New York

                        Phoenix Life Insurance Company

        Phoenix Life Variable Accumulation Account ("Separate Account")

                Variable Accumulation Deferred Annuity Contract


 STATEMENT OF ADDITIONAL INFORMATION                              May 1, 2009



     Home Office:                              Phoenix Life Insurance Company
     One American Row                             Annuity Operations Division
     Hartford, Connecticut 06102-5056                             PO Box 8027
                                             Boston, Massachusetts 02266-8027


                               -----------------


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2009. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.


                               -----------------

                               TABLE OF CONTENTS


                                       Page
-------------------------------------------

Phoenix Life Insurance Company........    2
Underwriter...........................    2
Services..............................    2
Information Sharing Agreements........    3
Performance History...................    3
Calculation of Yield and Return.......   16
Calculation of Annuity Payments.......   17
Experts...............................   18
Separate Account Financial Statements. SA-1
Company Financials Statements.........  F-1

Phoenix Life Insurance Company
--------------------------------------------------------------------------------


On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and main administrative offices are at One American Row, Hartford, Connecticut, 06102-5056. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


Underwriter
--------------------------------------------------------------------------------


Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable. PEPCO's principal business address is 610 West Germantown Pike, Suite 460, Plymouth Meeting, PA 19462. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.


Services
--------------------------------------------------------------------------------

Servicing Agent
The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The total administrative service fees paid by the fund for the last three fiscal years were based on a percentage of the fund's average daily net assets as follows:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                               $1.7 million
 -----------------------------------------------------------------------------
                 2007                               $1.7 million
 -----------------------------------------------------------------------------
                 2008                               $1.3 million
 -----------------------------------------------------------------------------



For 2009, there was a change in the fee structure, and The Phoenix Edge Series Fund will reimburse Phoenix Life Insurance Company a flat fee rate of $1.6 million, which will be paid on a weighted average basis based on the net asset value of each fund.


Other Service Providers
Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                 $101,000
 -----------------------------------------------------------------------------
                 2007                                 $ 95,000
 -----------------------------------------------------------------------------
                 2008                                 $ 70,000
 -----------------------------------------------------------------------------


Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:


 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                $177,316.43
 -----------------------------------------------------------------------------
                 2007                                $352,306.86
 -----------------------------------------------------------------------------
                 2008                                $355,003.04
 -----------------------------------------------------------------------------



Under an Administrative and Accounting Services Agreement between PNC Global Investment Servicing ("PNCGIS", formerly PFPC, INC.) and the Company, PNCGIS provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PNCGIS fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PNCGIS the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                $537,086.62
 -----------------------------------------------------------------------------
                 2007                                $560,416.07
 -----------------------------------------------------------------------------
                 2008                                $511,823.50
 -----------------------------------------------------------------------------

Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (collectively the "Phoenix Companies") have entered into an agreement with Alliance-One Services, Inc., 8616 Freeport Parkway, Irving, Texas 75063 ("Alliance-One") wherein Alliance-One has agreed to provide the Phoenix Companies with claim processing services. Alliance-One began providing claim processing services to the Phoenix Companies during the 2008 calendar year and was paid $42,500 in 2008 for rendering such services.


Information Sharing Agreements
--------------------------------------------------------------------------------

Phoenix Life Insurance Company has entered into information sharing agreements with the underlying funds as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to monitor, and if necessary, warn and restrict policy owners who may be engaging in disruptive trading practices as determined by Phoenix Life Insurance Company or the underlying funds in accordance with their established policies.

Performance History
--------------------------------------------------------------------------------

From time to time, the Separate Account may include the performance history of any or all investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market investment option, as yield of the Phoenix Multi-Sector Fixed Income investment option and as total return of any investment option. For the Phoenix Multi-Sector Fixed Income investment option, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

When an investment option advertises its standardized average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the investment option has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

Standardized performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

Non-Standardized Performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

For those investment options within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.

Standardized Average Annual Total Return for the Period Ended December 31, 2008
       for 7-Year Surrender Charge Contracts with Death Benefit Option 1



---------------------------------------------------------------------------------------------------------------------
                                                                        Inception                             Since
                          Investment Option                               Date*    1 Year  5 Years 10 Years Inception
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I Shares)                     3/30/2001 -46.71% -6.32%             -4.47%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)                              4/21/2006 -35.24%                    -9.55%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I Shares)                      12/1/2004 -33.74%                    -3.24%
---------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (Class O Shares)            6/5/2000 -49.16% -0.34%             -6.39%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)       3/24/2008                           -30.50%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (Class B)   3/24/2008                           -40.97%
---------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                                      10/29/2001 -41.75% -4.28%             -1.86%
---------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                                        3/24/2008                           -33.06%
---------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                         7/15/1999  -3.28%  2.07%              4.18%
---------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II (Primary Shares)                      7/15/1999 -31.39% -2.67%             -0.17%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)                   6/5/2000 -46.82% -1.62%             -1.34%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio (Service Class)            6/5/2000 -58.38% -9.24%             -8.63%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)                          6/5/2000 -51.11% -6.68%             -8.49%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio (Service Class)          1/29/2007 -10.36%                    -3.73%
---------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund (Class 2)                       3/24/2008                           -33.02%
---------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                                4/28/2006 -34.79%                   -10.02%
---------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio (Service Shares)       4/25/2005 -41.12%                    -9.89%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio (Class VC Shares)                   4/20/2005 -23.53%                    -2.44%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio (Class VC Shares)                4/20/2005 -41.07%                    -6.83%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio (Class VC Shares)                    4/20/2005 -43.80%                    -8.66%
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                                  11/2/1998 -41.71% -2.72%    2.35%     2.55%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio (Class S)                        4/28/2006 -41.95%                   -14.43%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio (Class S)                4/28/2006 -43.91%                   -20.28%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA (Service Shares)                4/28/2006 -49.65%                   -18.17%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (Service Shares)                   4/28/2006 -44.70%                   -16.06%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares)            4/28/2006 -42.54%                   -19.08%
---------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                            12/7/1994 -45.12% -7.73%   -7.90%    -0.12%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth                2/3/2006 -42.77%                   -11.82%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                           2/3/2006 -37.14%                    -9.71%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                         2/3/2006 -21.92%                    -4.16%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth                  2/3/2006 -31.03%                    -7.09%
---------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                          3/2/1998 -39.69% -3.08%   -1.70%     0.08%
---------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                             3/2/1998 -47.62% -6.27%   -2.51%    -0.58%
---------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                              12/7/1994  -5.17%  1.00%    2.12%     2.71%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                 12/7/1994 -23.90% -2.14%    3.00%     4.67%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                               6/2/2003 -17.79% -1.13%             -0.42%
---------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                          8/12/2002 -48.97% -3.91%              3.89%
---------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                      12/7/1994 -30.88% -2.43%    0.62%     4.84%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                    12/7/1994 -43.45%  3.07%    0.73%     4.64%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                       5/1/1995 -41.50%  0.55%    8.80%     9.32%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                            3/2/1998 -40.17% -2.27%    3.99%     2.43%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                        11/20/2000 -42.46% -3.20%              4.24%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                        3/2/1998 -40.43% -3.86%    0.66%     1.50%
---------------------------------------------------------------------------------------------------------------------

Standardized Average Annual Total Return for the Period Ended December 31, 2008 for 7-Year Surrender Charge Contracts with Death Benefit Option 1 (continued)



--------------------------------------------------------------------------------------------------------------
                                                                  Inception                            Since
                       Investment Option                            Date*   1 Year  5 Years 10 Years Inception
--------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                        7/14/1997 -41.90%  -4.93%  -3.66%    -0.45%
--------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio (Advisor Class)  4/28/2006 -47.97%                   -16.76%
--------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                       4/28/2006 -13.87%                    -1.20%
--------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)                      4/28/2006  -2.90%                     3.34%
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund    6/2/2003 -35.30% -11.19%            -9.05%
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                     6/2/2003 -57.84%  -9.89%            -5.45%
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          6/2/2003 -45.08%  -1.51%             1.41%
--------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                          9/10/2007 -29.50%                   -22.36%
--------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                              9/10/2007  -4.10%                    -1.57%
--------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                      9/10/2007 -37.93%                   -29.30%
--------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                    9/10/2007 -50.02%                   -37.35%
--------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                     9/10/2007 -37.24%                   -29.14%
--------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio (Class I)                   3/24/2008                           -35.89%
--------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund (Class 2)             5/1/1997 -56.19%   2.43%   5.09%    -1.38%
--------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)                        5/1/1997 -44.75%  -0.16%   0.72%     2.02%
--------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund (Class 2)                   5/1/1997 -30.56%   1.67%   4.20%     4.77%
--------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)                         5/1/1997 -46.55%  -3.77%   1.90%     2.16%
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio (Class II)             4/28/2006 -28.31%                    -8.14%
--------------------------------------------------------------------------------------------------------------
Wanger International                                               5/1/1995 -49.60%   4.56%   7.48%    10.77%
--------------------------------------------------------------------------------------------------------------
Wanger International Select                                        2/1/1999 -48.43%   3.94%             6.85%
--------------------------------------------------------------------------------------------------------------
Wanger Select                                                      2/1/1999 -52.81%  -4.39%             4.49%
--------------------------------------------------------------------------------------------------------------
Wanger USA                                                         5/1/1995 -44.10%  -3.89%   2.23%     8.06%
--------------------------------------------------------------------------------------------------------------



* Date investment option was added to the Separate Account.

Standardized Average Annual Total Return for the Period Ended December 31, 2008
       for 7-Year Surrender Charge Contracts with Death Benefit Option 2



---------------------------------------------------------------------------------------------------------------------
                                                                        Inception                             Since
                          Investment Option                               Date*    1 Year  5 Years 10 Years Inception
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I Shares)                     3/30/2001 -46.90% -6.66%             -4.81%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)                              4/21/2006 -35.47%                    -9.87%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I Shares)                      12/1/2004 -33.97%                    -3.58%
---------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (Class O Shares)            6/5/2000 -49.34% -0.69%             -6.72%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)       3/24/2008                           -30.69%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (Class B)   3/24/2008                           -41.13%
---------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                                      10/29/2001 -41.96% -4.62%             -2.21%
---------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                                        3/24/2008                           -33.24%
---------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                         7/15/1999  -3.62%  1.71%              3.81%
---------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II (Primary Shares)                      7/15/1999 -31.63% -3.02%             -0.52%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)                   6/5/2000 -47.01% -1.97%             -1.69%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio (Service Class)            6/5/2000 -58.53% -9.56%             -8.96%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)                          6/5/2000 -51.29% -7.01%             -8.82%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio (Service Class)          1/29/2007 -10.67%                    -4.07%
---------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund (Class 2)                       3/24/2008                           -33.20%
---------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                                4/28/2006 -35.02%                   -10.34%
---------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio (Service Shares)       4/25/2005 -41.33%                   -10.21%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio (Class VC Shares)                   4/20/2005 -23.80%                    -2.78%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio (Class VC Shares)                4/20/2005 -41.28%                    -7.15%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio (Class VC Shares)                    4/20/2005 -44.00%                    -8.98%
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                                  11/2/1998 -41.92% -3.06%    1.99%     2.19%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio (Class S)                        4/28/2006 -42.15%                   -14.73%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio (Class S)                4/28/2006 -44.11%                   -20.56%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA (Service Shares)                4/28/2006 -49.83%                   -18.46%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (Service Shares)                   4/28/2006 -44.90%                   -16.36%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares)            4/28/2006 -42.75%                   -19.37%
---------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                            12/7/1994 -45.31% -8.06%   -8.23%    -0.47%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth                2/3/2006 -42.98%                   -12.14%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                           2/3/2006 -37.36%                   -10.03%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                         2/3/2006 -22.20%                    -4.50%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth                  2/3/2006 -31.27%                    -7.41%
---------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                          3/2/1998 -39.90% -3.43%   -2.04%    -0.27%
---------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                             3/2/1998 -47.80% -6.60%   -2.86%    -0.93%
---------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                              12/7/1994  -5.50%  0.64%    1.76%     2.35%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                 12/7/1994 -24.17% -2.48%    2.64%     4.30%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                               6/2/2003 -18.08% -1.48%             -0.77%
---------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                          8/12/2002 -49.15% -4.25%              3.52%
---------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                      12/7/1994 -31.13% -2.78%    0.27%     4.47%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                    12/7/1994 -43.65%  2.70%    0.37%     4.27%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                       5/1/1995 -41.71%  0.19%    8.42%     8.93%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                            3/2/1998 -40.38% -2.62%    3.62%     2.07%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                        11/20/2000 -42.66% -3.54%              3.87%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                        3/2/1998 -40.64% -4.20%    0.30%     1.14%
---------------------------------------------------------------------------------------------------------------------

Standardized Average Annual Total Return for the Period Ended December 31, 2008 for 7-Year Surrender Charge Contracts with Death Benefit Option 2 (continued)



--------------------------------------------------------------------------------------------------------------
                                                                  Inception                            Since
                       Investment Option                            Date*   1 Year  5 Years 10 Years Inception
--------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                        7/14/1997 -42.10%  -5.27%  -4.01%    -0.81%
--------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio (Advisor Class)  4/28/2006 -48.16%                   -17.05%
--------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                       4/28/2006 -14.17%                    -1.55%
--------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)                      4/28/2006  -3.24%                     2.97%
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund    6/2/2003 -35.53% -11.50%            -9.38%
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                     6/2/2003 -57.99% -10.21%            -5.78%
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          6/2/2003 -45.27%  -1.86%             1.05%
--------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                          9/10/2007 -29.75%                   -22.63%
--------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                              9/10/2007  -4.44%                    -1.92%
--------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                      9/10/2007 -38.15%                   -29.55%
--------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                    9/10/2007 -50.20%                   -37.57%
--------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                     9/10/2007 -37.46%                   -29.39%
--------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio (Class I)                   3/24/2008                           -36.06%
--------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund (Class 2)             5/1/1997 -56.35%   2.07%   4.72%    -1.73%
--------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)                        5/1/1997 -44.94%  -0.51%   0.36%     1.66%
--------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund (Class 2)                   5/1/1997 -30.80%   1.31%   3.83%     4.40%
--------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)                         5/1/1997 -46.74%  -4.11%   1.54%     1.81%
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio (Class II)             4/28/2006 -28.57%                    -8.47%
--------------------------------------------------------------------------------------------------------------
Wanger International                                               5/1/1995 -49.78%   4.19%   7.10%    10.38%
--------------------------------------------------------------------------------------------------------------
Wanger International Select                                        2/1/1999 -48.62%   3.58%             6.46%
--------------------------------------------------------------------------------------------------------------
Wanger Select                                                      2/1/1999 -52.98%  -4.73%             4.12%
--------------------------------------------------------------------------------------------------------------
Wanger USA                                                         5/1/1995 -44.30%  -4.23%   1.87%     7.68%
--------------------------------------------------------------------------------------------------------------



* Date investment option was added to the Separate Account.

Standardized Average Annual Total Return for the Period Ended December 31, 2008
       for 7-Year Surrender Charge Contracts with Death Benefit Option 3



---------------------------------------------------------------------------------------------------------------------
                                                                        Inception                             Since
                          Investment Option                               Date*    1 Year  5 Years 10 Years Inception
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I Shares)                     3/30/2001 -46.95% -6.75%             -4.91%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)                              4/21/2006 -35.54%                    -9.96%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I Shares)                      12/1/2004 -34.04%                    -3.68%
---------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (Class O Shares)            6/5/2000 -49.40% -0.80%             -6.82%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)       3/24/2008                           -30.74%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (Class B)   3/24/2008                           -41.18%
---------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                                      10/29/2001 -42.02% -4.71%             -2.31%
---------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                                        3/24/2008                           -33.30%
---------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                         7/15/1999  -3.72%  1.60%              3.71%
---------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II (Primary Shares)                      7/15/1999 -31.70% -3.12%             -0.62%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)                   6/5/2000 -47.07% -2.07%             -1.79%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio (Service Class)            6/5/2000 -58.57% -9.65%             -9.05%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)                          6/5/2000 -51.34% -7.11%             -8.91%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio (Service Class)          1/29/2007 -10.76%                    -4.17%
---------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund (Class 2)                       3/24/2008                           -33.25%
---------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                                4/28/2006 -35.09%                   -10.43%
---------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio (Service Shares)       4/25/2005 -41.39%                   -10.30%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio (Class VC Shares)                   4/20/2005 -23.88%                    -2.88%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio (Class VC Shares)                4/20/2005 -41.34%                    -7.25%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio (Class VC Shares)                    4/20/2005 -44.05%                    -9.08%
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                                  11/2/1998 -41.98% -3.16%    1.88%     2.08%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio (Class S)                        4/28/2006 -42.21%                   -14.82%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio (Class S)                4/28/2006 -44.16%                   -20.64%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA (Service Shares)                4/28/2006 -49.88%                   -18.54%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (Service Shares)                   4/28/2006 -44.95%                   -16.44%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares)            4/28/2006 -42.80%                   -19.45%
---------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                            12/7/1994 -45.37% -8.15%   -8.33%    -0.59%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth                2/3/2006 -43.04%                   -12.22%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                           2/3/2006 -37.42%                   -10.12%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                         2/3/2006 -22.28%                    -4.60%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth                  2/3/2006 -31.34%                    -7.51%
---------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                          3/2/1998 -39.96% -3.52%   -2.15%    -0.38%
---------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                             3/2/1998 -47.86% -6.69%   -2.95%    -1.03%
---------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                              12/7/1994  -5.60%  0.54%    1.65%     2.22%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                 12/7/1994 -24.25% -2.58%    2.54%     4.22%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                               6/2/2003 -18.17% -1.59%             -0.87%
---------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                          8/12/2002 -49.20% -4.35%              3.41%
---------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                      12/7/1994 -31.20% -2.87%    0.16%     4.35%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                    12/7/1994 -43.71%  2.60%    0.26%     4.14%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                       5/1/1995 -41.77%  0.09%    8.30%     8.81%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                            3/2/1998 -40.44% -2.71%    3.52%     1.97%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                        11/20/2000 -42.72% -3.64%              3.76%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                        3/2/1998 -40.70% -4.30%    0.19%     1.03%
---------------------------------------------------------------------------------------------------------------------

Standardized Average Annual Total Return for the Period Ended December 31, 2008 for 7-Year Surrender Charge Contracts with Death Benefit Option 3 (continued)



--------------------------------------------------------------------------------------------------------------
                                                                  Inception                            Since
                       Investment Option                            Date*   1 Year  5 Years 10 Years Inception
--------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                        7/14/1997 -42.16%  -5.37%  -4.11%    -0.92%
--------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio (Advisor Class)  4/28/2006 -48.21%                   -17.14%
--------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                       4/28/2006 -14.26%                    -1.65%
--------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)                      4/28/2006  -3.34%                     2.87%
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund    6/2/2003 -35.60% -11.59%            -9.47%
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                     6/2/2003 -58.03% -10.30%            -5.88%
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          6/2/2003 -45.33%  -1.96%             0.95%
--------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                          9/10/2007 -29.82%                   -22.71%
--------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                              9/10/2007  -4.53%                    -2.01%
--------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                      9/10/2007 -38.22%                   -29.62%
--------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                    9/10/2007 -50.25%                   -37.63%
--------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                     9/10/2007 -37.52%                   -29.46%
--------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio (Class I)                   3/24/2008                           -36.11%
--------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund (Class 2)             5/1/1997 -56.39%   1.96%   4.60%    -1.85%
--------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)                        5/1/1997 -45.00%  -0.61%   0.26%     1.55%
--------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund (Class 2)                   5/1/1997 -30.87%   1.21%   3.73%     4.31%
--------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)                         5/1/1997 -46.80%  -4.21%   1.43%     1.69%
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio (Class II)             4/28/2006 -28.64%                    -8.56%
--------------------------------------------------------------------------------------------------------------
Wanger International                                               5/1/1995 -49.83%   4.08%   6.99%    10.25%
--------------------------------------------------------------------------------------------------------------
Wanger International Select                                        2/1/1999 -48.67%   3.47%             6.35%
--------------------------------------------------------------------------------------------------------------
Wanger Select                                                      2/1/1999 -53.03%  -4.83%             4.01%
--------------------------------------------------------------------------------------------------------------
Wanger USA                                                         5/1/1995 -44.36%  -4.33%   1.76%     7.56%
--------------------------------------------------------------------------------------------------------------



* Date investment option was added to the Separate Account.

                Non-standardized Annual Total Return (Option 1)



-----------------------------------------------------------------------------------------------------------
       Investment Option           1999   2000    2001    2002    2003   2004   2005   2006   2007   2008
-----------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
Fund (Series I Shares)            43.32% -11.71% -23.97% -25.04% 28.36%  5.67%  7.86%  5.35% 11.00% -43.01%
-----------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund
(Series I Shares)                 33.05% -15.32% -23.53% -16.34% 23.31%  7.99%  4.37% 15.66%  7.14% -30.77%
-----------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity
Fund (Series I Shares)                                   -11.90% 26.18% 12.80%  6.65% 10.24%  8.56% -29.16%
-----------------------------------------------------------------------------------------------------------
Alger American Capital
Appreciation Portfolio
(Class O Shares)                  76.47% -25.52% -16.69% -34.51% 33.51%  7.21% 13.42% 18.19% 32.33% -45.63%
-----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
Wealth Strategy Portfolio
(Class B)                                                                       6.06% 12.74%  4.31% -30.95%
-----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth
Appreciation Strategy Portfolio
(Class B)                                                                       9.94% 16.28%  3.90% -44.05%
-----------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP
(Class A)                         19.31% -10.05% -12.99% -23.02% 27.00%  9.60%  3.74% 14.48%  4.34% -37.72%
-----------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP
(Class A)                         19.09%  -4.73%   1.15% -21.30% 45.12% 16.70%  3.33% 16.44% -2.78% -34.14%
-----------------------------------------------------------------------------------------------------------
Federated Fund for U.S.
Government Securities II          -1.48%   9.99%   6.07%   8.07%  1.44%  2.68%  1.11%  3.20%  5.33%   3.34%
-----------------------------------------------------------------------------------------------------------
Federated High Income Bond
Fund II (Primary Shares)           1.40%  -9.84%   0.46%   0.48% 21.12%  9.47%  1.74%  9.81%  2.49% -26.66%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)
Portfolio (Service Class)         23.04%  -7.55% -13.15% -10.24% 27.20% 14.30% 15.80% 10.59% 16.45% -43.13%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth
Opportunities Portfolio
(Service Class)                    3.25% -17.93% -15.22% -22.62% 28.49%  6.10%  7.89%  4.36% 21.93% -55.46%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio
(Service Class)                   36.06% -11.86% -18.47% -30.83% 31.59%  2.33%  4.73%  5.77% 25.72% -47.71%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade
Bond Portfolio (Service Class)                     7.33%   9.21%  4.12%  3.38%  1.17%  3.37%  3.27%  -4.21%
-----------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth
Securities Fund (Class 2)                                                              4.26% 13.29% -34.94%
-----------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund
(Class 2)                                 18.36%  -0.15%  -1.50% 30.54% 12.83%  0.70% 17.18%  2.82% -30.29%
-----------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small
Cap Equity Portfolio
(Service Shares)                   4.19%  19.97%  17.56% -18.41% 35.99% 13.86%  3.06% 15.03% -8.04% -37.05%
-----------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture
Portfolio (Class VC Shares)                                6.96% 16.95%  6.92%  0.40%  8.35%  5.23% -18.28%
-----------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
Portfolio (Class VC Shares)       15.69%  14.74%  -7.56% -18.77% 29.84% 11.64%  2.32% 16.22%  2.50% -36.99%
-----------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value
Portfolio (Class VC Shares)               51.08%   7.08% -10.59% 23.64% 22.93%  7.25% 11.22% -0.33% -39.90%
-----------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
(Class 2)                         12.56%  12.24%   6.08% -12.61% 24.02% 11.62%  9.56% 17.32%  2.54% -37.67%
-----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT
Guardian Portfolio (Class S)                                     30.21% 14.51%  7.18% 12.01%  6.17% -37.93%
-----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small
Cap Growth Portfolio (Class S)                                   23.94% 10.87%  1.98%  4.31% -0.39% -40.02%
-----------------------------------------------------------------------------------------------------------
Oppenheimer Capital
Appreciation Fund/VA
(Service Shares)                                         -27.74% 29.52%  5.66%  3.93%  6.72% 12.83% -46.15%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
      Investment Option         1999    2000    2001    2002    2003   2004    2005   2006   2007    2008
-----------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities
Fund/VA (Service Shares)                       -12.97% -23.06% 41.58%  17.81% 13.04% 16.31%   5.12% -40.87%
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street
Small Cap Fund(R)/VA
(Service Shares)                                       -16.68% 42.95%  18.11%  8.73% 13.63%  -2.28% -38.56%
-----------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series   28.53% -18.52% -35.22% -25.49% 25.35%   4.03%  2.78%  2.29%   9.75% -41.31%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Aggressive
Growth                                                                                        7.47% -38.81%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Growth                                                                     7.35% -32.79%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Moderate                                                                   7.00% -16.56%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Moderate
Growth                                                                                        7.52% -26.27%
-----------------------------------------------------------------------------------------------------------
Phoenix Growth and Income
Series                          15.97%  -7.45%  -9.00% -23.21% 26.32%   9.48%  3.86% 16.13%   5.69% -35.52%
-----------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth
Series                          44.35%  12.73% -25.79% -33.11% 27.68%   5.76%  3.24%  3.20%  20.70% -43.98%
-----------------------------------------------------------------------------------------------------------
Phoenix Money Market Series      3.89%   5.09%   2.88%   0.51% -0.22%  -0.11%  1.66%  3.48%   3.93%   1.33%
-----------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed
Income Series                    4.51%   5.53%   5.13%   9.01% 13.54%   5.88%  0.87%  5.89%   2.77% -18.67%
-----------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short
Term Bond Series                                                        4.39%  0.45%  4.77%   3.05% -12.15%
-----------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth
Series                                                         52.00%   1.20% 14.61% 18.38%  15.05% -45.42%
-----------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation
Series                          10.27%  -0.31%   0.95% -12.37% 18.79%   6.49%  0.88% 11.68%   5.03% -26.12%
-----------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen
International Series            28.36% -16.57% -24.73% -15.57% 30.68%  19.70% 17.51% 26.23%  13.90% -39.53%
-----------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real
Estate Securities Series         3.84%  29.63%   5.74%  11.07% 37.02%  33.48% 14.06% 35.84% -16.47% -37.45%
-----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Mid-Cap Value Series           -11.09%  15.86%  21.88%  -9.37% 39.71%  19.32%  6.76% 13.88%   1.08% -36.03%
-----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Small-Cap Value Series                          14.71%  -9.36% 42.57%  21.57%  6.50% 15.70%  -2.99% -38.47%
-----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen
Comstock Series                 23.22%  31.01% -18.70% -22.64% 22.76%  11.90%  4.48% 19.82%  -3.10% -36.31%
-----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity
500 Index Series                17.77% -12.27% -12.69% -24.37% 25.09%   8.85%  2.76% 13.19%   3.92% -37.87%
-----------------------------------------------------------------------------------------------------------
PIMCO
CommodityRealReturn(TM)
Strategy Portfolio
(Advisor Class)                                                                              22.03% -44.36%
-----------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio
(Advisor Class)                                                                               9.53%  -7.96%
-----------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio
(Advisor Class)                                                                               7.65%   3.75%
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse
Government Long Bond
Strategy Fund                                                         -11.47% -6.09%  7.14%  -5.38% -30.84%
-----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
      Investment Option          1999    2000    2001    2002    2003   2004   2005   2006   2007   2008
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund   22.16% -21.02% -24.27% -36.30% 37.94% 13.59%  3.03% 18.20%  0.21% -54.89%
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector
Rotation Fund                                                   28.73%  9.72% 12.69% 10.39% 21.64% -41.27%
----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Balanced Fund                                                           6.48%  4.70% 10.49%  8.68% -24.64%
----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Bond Fund                                                               3.81%  0.90%  2.77%  6.64%   2.47%
----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Common Stock Fund                                -8.93% -18.07% 30.26%  8.67%  6.68% 15.10% 10.81% -33.64%
----------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid
Cap Growth Fund                                 -24.95% -24.77% 40.58% 11.32%  2.84%  4.66% 22.76% -46.54%
----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Small Company Fund                                4.40% -14.70% 38.20% 14.87%  7.24% 15.14%  7.95% -32.90%
----------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index
Portfolio (Class I)                      14.85%  -2.06% -15.91% 33.54% 14.72% 10.94%  8.74%  6.42% -36.12%
----------------------------------------------------------------------------------------------------------
Templeton Developing Markets
Securities Fund (Class 2)        51.93% -32.66%  -8.84%  -1.05% 51.62% 23.59% 26.28% 26.94% 27.62% -53.13%
----------------------------------------------------------------------------------------------------------
Templeton Foreign Securities
Fund (Class 2)                   22.15%  -3.24% -16.70% -19.30% 31.02% 17.46%  9.18% 20.36% 14.41% -40.91%
----------------------------------------------------------------------------------------------------------
Templeton Global Asset
Allocation Fund (Class 2)        21.46%  -0.85% -10.76%  -5.25% 30.77% 14.68%  2.63% 20.03%  9.02% -25.77%
----------------------------------------------------------------------------------------------------------
Templeton Growth Securities
Fund (Class 2)                   19.75%   0.57%  -2.20% -19.22% 30.95% 14.98%  7.89% 20.72%  1.42% -42.84%
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and
Income Portfolio (Class II)                                            10.52%  6.42% 11.57%  2.43% -23.38%
----------------------------------------------------------------------------------------------------------
Wanger International            124.49% -28.50% -21.99% -14.61% 47.53% 29.10% 20.44% 35.93% 15.26% -46.09%
----------------------------------------------------------------------------------------------------------
Wanger International Select              -2.46% -27.29% -16.06% 39.97% 23.22% 15.38% 34.78% 20.68% -44.85%
----------------------------------------------------------------------------------------------------------
Wanger Select                             8.48%   8.18%  -8.45% 29.55% 18.23%  9.50% 18.63%  8.40% -49.52%
----------------------------------------------------------------------------------------------------------
Wanger USA                       23.96%  -8.99%  10.38% -17.56% 41.93% 17.27% 10.26%  6.91%  4.44% -40.23%
----------------------------------------------------------------------------------------------------------

                Non-standardized Annual Total Return (Option 2)



-----------------------------------------------------------------------------------------------------------
       Investment Option           1999   2000    2001    2002    2003   2004   2005   2006   2007   2008
-----------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
Fund (Series I Shares)            42.82% -12.01% -24.24% -25.30% 27.90%  5.29%  7.48%  4.98% 10.61% -43.21%
-----------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund
(Series I Shares)                 32.58% -15.62% -23.80% -16.63% 22.88%  7.61%  4.01% 15.25%  6.76% -31.02%
-----------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity
Fund (Series I Shares)                                   -12.21% 25.74% 12.40%  6.28%  9.86%  8.17% -29.41%
-----------------------------------------------------------------------------------------------------------
Alger American Capital
Appreciation Portfolio
(Class O Shares)                  75.85% -25.78% -16.94% -34.74% 33.04%  6.83% 13.02% 17.78% 31.86% -45.82%
-----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
Wealth Strategy Portfolio
(Class B)                                                                       5.69% 12.35%  3.95% -31.20%
-----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth
Appreciation Strategy Portfolio
(Class B)                                                                       9.55% 15.87%  3.53% -44.25%
-----------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP
(Class A)                         18.89% -10.36% -13.30% -23.29% 26.56%  9.21%  3.37% 14.08%  3.97% -37.94%
-----------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP
(Class A)                         18.67%  -5.06%   0.79% -21.57% 44.61% 16.29%  2.97% 16.04% -3.12% -34.37%
-----------------------------------------------------------------------------------------------------------
Federated Fund for U.S.
Government Securities II          -1.83%   9.61%   5.69%   7.68%  1.09%  2.31%  0.76%  2.84%  4.95%   2.98%
-----------------------------------------------------------------------------------------------------------
Federated High Income Bond
Fund II (Primary Shares)           1.05% -10.15%   0.10%   0.12% 20.69%  9.08%  1.38%  9.43%  2.13% -26.92%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)
Portfolio (Service Class)         22.61%  -7.87% -13.44% -10.56% 26.75% 13.90% 15.39% 10.20% 16.03% -43.33%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth
Opportunities Portfolio
(Service Class)                    2.89% -18.21% -15.51% -22.89% 28.04%  5.72%  7.50%  3.99% 21.50% -55.62%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio
(Service Class)                   35.58% -12.17% -18.74% -31.07% 31.12%  1.97%  4.36%  5.40% 25.28% -47.89%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade
Bond Portfolio (Service Class)                     6.95%   8.83%  3.76%  3.02%  0.82%  3.01%  2.90%  -4.55%
-----------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth
Securities Fund (Class 2)                                                              3.90% 12.90% -35.17%
-----------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund
(Class 2)                                 17.95%  -0.50%  -1.84% 30.08% 12.44%  0.35% 16.77%  2.45% -30.53%
-----------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small
Cap Equity Portfolio
(Service Shares)                   3.82%  19.55%  17.15% -18.70% 35.52% 13.46%  2.70% 14.62% -8.36% -37.27%
-----------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture
Portfolio (Class VC Shares)                                6.58% 16.54%  6.54%  0.05%  7.97%  4.85% -18.56%
-----------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
Portfolio (Class VC Shares)       15.29%  14.34%  -7.88% -19.05% 29.39% 11.25%  1.96% 15.81%  2.14% -37.22%
-----------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value
Portfolio (Class VC Shares)               50.55%   6.70% -10.91% 23.21% 22.50%  6.88% 10.83% -0.68% -40.11%
-----------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
(Class 2)                         12.17%  11.85%   5.70% -12.91% 23.58% 11.22%  9.18% 16.91%  2.18% -37.90%
-----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT
Guardian Portfolio (Class S)                                     29.76% 14.11%  6.81% 11.61%  5.79% -38.15%
-----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small
Cap Growth Portfolio (Class S)                                   23.51% 10.48%  1.62%  3.94% -0.75% -40.23%
-----------------------------------------------------------------------------------------------------------
Oppenheimer Capital
Appreciation Fund/VA
(Service Shares)                                         -27.99% 29.07%  5.29%  3.56%  6.34% 12.43% -46.34%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
      Investment Option         1999    2000    2001    2002    2003   2004    2005   2006   2007    2008
-----------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities
Fund/VA (Service Shares)                       -13.27% -23.33% 41.09%  17.40% 12.65% 15.91%   4.75% -41.08%
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street
Small Cap Fund(R)/VA
(Service Shares)                                       -16.97% 42.45%  17.70%  8.36% 13.23%  -2.63% -38.78%
-----------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series   28.08% -18.81% -35.40% -25.75% 24.91%   3.66%  2.42%  1.93%   9.36% -41.52%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Aggressive
Growth                                                                                        7.08% -39.03%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Growth                                                                     6.97% -33.03%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Moderate                                                                   6.62% -16.85%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Moderate
Growth                                                                                        7.14% -26.53%
-----------------------------------------------------------------------------------------------------------
Phoenix Growth and Income
Series                          15.56%  -7.77%  -9.32% -23.48% 25.87%   9.10%  3.50% 15.72%   5.32% -35.75%
-----------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth
Series                          43.84%  12.34% -26.05% -33.35% 27.22%   5.39%  2.88%  2.83%  20.27% -44.18%
-----------------------------------------------------------------------------------------------------------
Phoenix Money Market Series      3.53%   4.73%   2.52%   0.15% -0.57%  -0.47%  1.30%  3.11%   3.56%   0.97%
-----------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed
Income Series                    4.15%   5.16%   4.76%   8.62% 13.14%   5.50%  0.52%  5.51%   2.41% -18.96%
-----------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short
Term Bond Series                                                        4.02%  0.10%  4.40%   2.68% -12.46%
-----------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth
Series                                                         51.47%   0.85% 14.20% 17.97%  14.64% -45.61%
-----------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation
Series                           9.88%  -0.66%   0.59% -12.68% 18.37%   6.12%  0.52% 11.28%   4.65% -26.38%
-----------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen
International Series            27.91% -16.86% -25.00% -15.87% 30.22%  19.27% 17.09% 25.79%  13.50% -39.75%
-----------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real
Estate Securities Series         3.48%  29.18%   5.28%  10.68% 36.54%  33.01% 13.66% 35.36% -16.77% -37.67%
-----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Mid-Cap Value Series           -11.40%  15.46%  21.48%  -9.69% 39.21%  18.90%  6.39% 13.48%   0.72% -36.26%
-----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Small-Cap Value Series                          14.31%  -9.68% 42.07%  21.14%  6.12% 15.29%  -3.33% -38.69%
-----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen
Comstock Series                 22.79%  30.55% -18.97% -22.91% 22.33%  11.50%  4.12% 19.39%  -3.44% -36.53%
-----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity
500 Index Series                17.36% -12.57% -13.00% -24.64% 24.65%   8.46%  2.40% 12.79%   3.56% -38.09%
-----------------------------------------------------------------------------------------------------------
PIMCO
CommodityRealReturn(TM)
Strategy Portfolio
(Advisor Class)                                                                              21.60% -44.56%
-----------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio
(Advisor Class)                                                                               9.14%  -8.29%
-----------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio
(Advisor Class)                                                                               7.27%   3.38%
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse
Government Long Bond
Strategy Fund                                                         -11.78% -6.42%  6.76%  -5.71% -31.08%
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova
Fund                            21.73% -21.29% -24.54% -36.52% 37.46%  13.19%  2.67% 17.79%  -0.14% -55.04%
-----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
      Investment Option          1999    2000    2001    2002    2003   2004   2005   2006   2007   2008
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector
Rotation Fund                                                   28.28%  9.33% 12.30% 10.00% 21.21% -41.48%
----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Balanced Fund                                                           6.10%  4.34% 10.10%  8.30% -24.91%
----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Bond Fund                                                               3.45%  0.54%  2.41%  6.26%   2.11%
----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Common Stock Fund                                -9.25% -18.36% 29.80%  8.29%  6.31% 14.70% 10.42% -33.88%
----------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid
Cap Growth Fund                                 -25.21% -25.03% 40.09% 10.93%  2.48%  4.29% 22.33% -46.73%
----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Small Company Fund                                4.03% -15.00% 37.72% 14.47%  6.87% 14.73%  7.57% -33.14%
----------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index
Portfolio (Class I)                      14.45%  -2.41% -16.20% 33.07% 14.32% 10.56%  8.36%  6.04% -36.34%
----------------------------------------------------------------------------------------------------------
Templeton Developing Markets
Securities Fund (Class 2)        51.41% -32.89%  -9.24%  -1.39% 51.08% 23.15% 25.84% 26.49% 27.17% -53.30%
----------------------------------------------------------------------------------------------------------
Templeton Foreign Securities
Fund (Class 2)                   21.72%  -3.58% -17.05% -19.58% 30.56% 17.05%  8.80% 19.93% 14.01% -41.12%
----------------------------------------------------------------------------------------------------------
Templeton Global Asset
Allocation Fund (Class 2)        21.03%  -1.19% -11.08%  -5.58% 30.31% 14.27%  2.26% 19.60%  8.63% -26.03%
----------------------------------------------------------------------------------------------------------
Templeton Growth Securities
Fund (Class 2)                   19.34%   0.22%  -2.48% -19.51% 30.49% 14.58%  7.51% 20.29%  1.06% -43.04%
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and
Income Portfolio (Class II)                                            10.13%  6.05% 11.18%  2.06% -23.65%
----------------------------------------------------------------------------------------------------------
Wanger International            123.71% -28.75% -22.16% -14.91% 47.01% 28.64% 20.01% 35.45% 14.85% -46.28%
----------------------------------------------------------------------------------------------------------
Wanger International Select              -2.80% -27.55% -16.35% 39.47% 22.78% 14.98% 34.31% 20.25% -45.04%
----------------------------------------------------------------------------------------------------------
Wanger Select                             8.10%   7.72%  -8.77% 29.09% 17.81%  9.11% 18.21%  8.02% -49.70%
----------------------------------------------------------------------------------------------------------
Wanger USA                       23.53%  -9.31%  10.10% -17.85% 41.43% 16.85%  9.87%  6.53%  4.07% -40.44%
----------------------------------------------------------------------------------------------------------

Calculation of Yield and Return
--------------------------------------------------------------------------------

Yield of the Phoenix Money Market Investment Option. We calculate the yield of the Phoenix Money Market Investment Option for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return, we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.

The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The yield/return calculations include a mortality and expense risk charge equal to either 0.775% (Death Benefit Option 1) or 1.125% (Death Benefit Option 2) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

The Phoenix Money Market Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.

We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation


The following are examples of how these return/yield calculations for the Phoenix Money Market Investment Option were based on the 7-day period ending December 31, 2008:



          Example for Death Benefit Option 1:
          Value of hypothetical pre-existing account with
            exactly one Unit at the beginning of the
            period:....................................... $ 1.000000
          Value of the same account (excluding capital
            changes) at the end of the 7-day period:......   0.999987
          Calculation:
          Ending account value............................   0.999987
          Less beginning account value....................   1.000000
          Net change in account value.....................  -0.000013
          Base period return:
           (net change/beginning account value)...........  -0.000013
          Current yield = return x (365/7) =..............     -0.07%
          Effective yield = [(1 + return)/365/7/] - 1 =...     -0.07%


          Example for Death Benefit Option 2:
          Value of hypothetical pre-existing account with
            exactly one unit at the beginning of the
            period:....................................... $ 1.000000
          Value of the same account (excluding capital
            changes) at the end of the 7-day period:......   0.999920
          Calculation:
          Ending account value............................   0.999920
          Less beginning account value....................   1.000000
          Net change in account value.....................  -0.000080
          Base period return:
           (net change/beginning account value)...........  -0.000080
          Current yield = return x (365/7) =..............     -0.42%
          Effective yield = [(1 + return)/365/7/] - 1 =...     -0.42%


Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1)We assume a hypothetical $1,000 initial investment in the investment option;

(2)We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3)We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4)To get the average annual total return we take the n/th/ root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

  The formula in mathematical terms is:

R = ((ERV / II)/(1/n)/) - 1

Where:

          II   =   a hypothetical initial payment of $1,000
          R    =   average annual total return for the period
          n    =   number of years in the period
          ERV  =   ending redeemable value of the hypothetical $1,000
                   for the period [see (2) and (3) above]

We normally calculate total return for one-, five- and ten-year periods for each investment option. If an investment option has not been available for at least 10 years, we will provide total returns for other relevant periods.

Performance Information
Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

   The Dow Jones Industrial Average/SM (1)/ ("DJIA")
   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index
   The Standard & Poor's 500 Index ("S&P 500")/(2)/

Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

   Lipper Analytical Services
   Morningstar, Inc.
   Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

   Barron's
   Business Week
   Changing Times
   Consumer Reports
   Financial Planning
   Financial Services Weekly
   Financial World
   Forbes
   Fortune
   Investor's Business Daily
   Money
   Personal Investor
   Registered Representative
   The New York Times
   The Wall Street Journal
   U.S. News and World Report

A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

   The Dow Jones Industrial Average/SM (1)/ ("DJIA")
   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index
   The S&P 500/(2)/

Calculation of Annuity Payments
--------------------------------------------------------------------------------

See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options and restrictions.

You may elect a payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

Fixed Annuity Payments
Fixed annuity payments are determined by the total dollar value for all investment options' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity payment option selected.

The guaranteed annuity payment rates will be no less favorable than the following: under Options A, B, D, E and F rates are based on the a-49 Annuity Table/(4)/ projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year periods certain under Option A, for the 10-year period certain under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year period certain under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the settlement date.

Variable Annuity Payments
Under all variable annuity payment options except Option L, the first payment is based on an assumed annual interest rate of 4 1/2%. All subsequent payments may be higher or lower depending on investment experience of the investment options.

Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected annuity payment option in each investment option by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each investment option. We determine future payments under these options by multiplying the contract value in each investment option (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each investment option investment.

Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

Under Options I, J, M and N, the applicable annuity payment options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)/(4)/ projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

Experts
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2008 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life Insurance Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


Michele Drummey, Counsel, Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations in connection with the contracts described in this prospectus.
--------
/1/ The Dow Jones Industrial Average/SM/ (DJIA/SM/) is an unweighted/(3)/ index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA/SM/ are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA/SM/.

/2/ The S&P 500 is a free-float market capitalization-weighted/(3)/ index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

/3/ Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average/SM/) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

/4/ The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

                                                                      Version D


                                    PART B

                           Phoenix Spectrum Edge(R)

        Phoenix Life Variable Accumulation Account ("Separate Account")

                        Phoenix Life Insurance Company

                Variable Accumulation Deferred Annuity Contract


 STATEMENT OF ADDITIONAL INFORMATION                              May 1, 2009



 Home Office:                                  Phoenix Life Insurance Company
 One American Row                                 Annuity Operations Division
 Hartford, Connecticut 06102-5056                                 PO Box 8027
                                             Boston, Massachusetts 02266-8027


                               -----------------


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2009. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.


                               -----------------

                               TABLE OF CONTENTS


                                       Page
-------------------------------------------

Phoenix Life Insurance Company........    2
Underwriter...........................    2
Services..............................    2
Information Sharing Agreements........    3
Performance History...................    3
Calculation of Yield and Return.......   24
Calculation of Annuity Payments.......   26
Experts...............................   26
Separate Account Financial Statements. SA-1
Company Financial Statements..........  F-1

Phoenix Life Insurance Company
--------------------------------------------------------------------------------


On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and main administrative offices are at One American Row, Hartford, Connecticut, 06102-5056. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


Underwriter
--------------------------------------------------------------------------------


Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by PHL Variable. PEPCO's principal business address is 610 West Germantown Pike, Suite 460, Plymouth Meeting, PA 19462. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.


Services
--------------------------------------------------------------------------------

Servicing Agent
The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The total administrative service fees paid by the fund for the last three fiscal years were based on a percentage of the Fund's average daily net assets as follows:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                               $1.7 million
 -----------------------------------------------------------------------------
                 2007                               $1.7 million
 -----------------------------------------------------------------------------
                 2008                               $1.3 million
 -----------------------------------------------------------------------------



For 2009, there was a change in the fee structure, and The Phoenix Edge Series Fund will reimburse Phoenix Life Insurance Company a flat fee rate of $1.6 million, which will be paid on a weighted average basis based on the net asset value of each fund.


Other Service Providers
Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the contract owner, for use in conjunction with the contract. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                 $101,000
 -----------------------------------------------------------------------------
                 2007                                 $ 95,000
 -----------------------------------------------------------------------------
                 2008                                 $ 70,000
 -----------------------------------------------------------------------------


Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:


 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                $177,316.43
 -----------------------------------------------------------------------------
                 2007                                $352,306.86
 -----------------------------------------------------------------------------
                 2008                                $355,003.04
 -----------------------------------------------------------------------------



Under an Administrative and Accounting Services Agreement between PNC Global Investment Servicing ("PNCGIS", formerly PFPC, INC.) and the Company, PNCGIS provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PNCGIS fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PNCGIS the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                $537,086.62
 -----------------------------------------------------------------------------
                 2007                                $560,416.07
 -----------------------------------------------------------------------------
                 2008                                $511,823.50
 -----------------------------------------------------------------------------



Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (collectively the "Phoenix Companies") have entered into an agreement with Alliance-One Services, Inc., 8616 Freeport Parkway, Irving, Texas 75063 ("Alliance-One") wherein Alliance-One has agreed to provide the Phoenix Companies with claim processing services. Alliance-One began providing claim processing services to the Phoenix Companies during the 2008 calendar year and was paid $42,500 in 2008 for rendering such services.


Information Sharing Agreements
--------------------------------------------------------------------------------

Phoenix Life Insurance Company has entered into information sharing agreements with the underlying funds as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to monitor, and if necessary, warn and restrict policy owners who may be engaging in disruptive trading practices as determined by Phoenix Life Insurance Company or the underlying funds in accordance with their established policies.

Performance History
--------------------------------------------------------------------------------

From time to time, the Separate Account may include the performance history of any or all investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market Investment Option, as yield of the Phoenix Multi-Sector Fixed Income Investment Option and as total return of any investment option. For the Phoenix Multi-Sector Fixed Income Investment Option, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

When an investment option advertises its average annual total return, it usually will be calculated for one, five and ten years or since inception if the investment option has not been in existence for at least 10 years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges, except for premium taxes (which vary by state).

Standardized performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

Non-Standardized Performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

For those investment options within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotations may show the investment performance such investment option would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

  Standardized Average Annual Total Return for the Period Ended December 31,
    2008 for 7-Year Surrender Charge Contracts with Death Benefit Option 1



---------------------------------------------------------------------------------------------------------------------
                                                                        Inception                             Since
                          Investment Option                               Date*    1 Year  5 Years 10 Years Inception
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I Shares)                     3/30/2001 -46.82% -6.16%             -4.67%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)                              4/21/2006 -35.37%                    -9.42%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I Shares)                      12/1/2004 -33.87%                    -2.99%
---------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (Class O Shares)            6/5/2000 -49.27% -0.16%             -6.58%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)       3/24/2008                           -30.61%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (Class B)   3/24/2008                           -41.06%
---------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                                      10/29/2001 -41.87% -4.11%             -2.06%
---------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                                        3/24/2008                           -33.16%
---------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                         7/15/1999  -3.28%  2.32%              3.97%
---------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II (Primary Shares)                      7/15/1999 -31.53% -2.51%             -0.37%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)                   6/5/2000 -46.93% -1.45%             -1.54%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio (Service Class)            6/5/2000 -58.47% -9.08%             -8.82%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)                          6/5/2000 -51.21% -6.52%             -8.68%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio (Service Class)          1/29/2007 -10.54%                    -3.45%
---------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund (Class 2)                       3/24/2008                           -33.12%
---------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                                4/28/2006 -34.92%                    -9.89%
---------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio (Service Shares)       4/25/2005 -41.24%                    -9.61%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio (Class VC Shares)                   4/20/2005 -23.69%                    -2.14%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio (Class VC Shares)                4/20/2005 -41.19%                    -6.54%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio (Class VC Shares)                    4/20/2005 -43.91%                    -8.38%
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                                   5/1/2000 -41.83% -2.55%              1.44%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio (Class S)                        4/28/2006 -42.06%                   -14.30%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio (Class S)                4/28/2006 -44.02%                   -20.16%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA (Service Shares)                4/28/2006 -49.76%                   -18.05%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (Service Shares)                   4/28/2006 -44.81%                   -15.93%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares)            4/28/2006 -42.66%                   -18.96%
---------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                           12/31/1982 -45.23% -7.57%   -8.09%     7.19%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth                2/3/2006 -42.89%                   -11.72%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                           2/3/2006 -37.26%                    -9.60%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                         2/3/2006 -22.08%                    -4.05%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth                  2/3/2006 -31.16%                    -6.97%
---------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                          3/2/1998 -39.81% -2.92%   -1.89%    -0.11%
---------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                             3/2/1998 -47.72% -6.11%   -2.68%    -0.76%
---------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                              10/8/1982  -5.29%  1.22%    1.92%     3.89%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                12/31/1982 -24.06% -1.97%    2.80%     6.45%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                               6/2/2003 -17.96% -0.97%             -0.29%
---------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                          8/12/2002 -49.07% -3.75%              4.01%
---------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                      9/17/1984 -31.02% -2.26%    0.42%     7.34%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                     5/1/1990 -43.57%  3.34%    0.53%     4.73%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                       5/1/1995 -41.62%  0.76%    8.58%     9.12%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                            3/2/1998 -40.29% -2.10%    3.78%     2.23%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                        11/20/2000 -42.57% -3.04%              4.03%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                        3/2/1998 -40.55% -3.69%    0.46%     1.30%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                               7/14/1997 -42.01% -4.77%   -3.86%    -0.65%
---------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio (Advisor Class)         4/28/2006 -48.08%                   -16.63%
---------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                              4/28/2006 -14.04%                    -1.02%
---------------------------------------------------------------------------------------------------------------------

  Standardized Average Annual Total Return for the Period Ended December 31,
    2008 for 7-Year Surrender Charge Contracts with Death Benefit Option 1
                                  (continued)



-------------------------------------------------------------------------------------------------------------
                                                                 Inception                            Since
                       Investment Option                           Date*   1 Year  5 Years 10 Years Inception
-------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)                     4/28/2006  -2.88%                     3.73%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund   6/2/2003 -35.44% -11.04%            -8.94%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                    6/2/2003 -57.92%  -9.74%            -5.33%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                         6/2/2003 -45.19%  -1.34%             1.58%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                         9/10/2007 -29.64%                   -21.95%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                             9/10/2007  -4.16%                    -0.87%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                     9/10/2007 -38.06%                   -28.93%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                   9/10/2007 -50.12%                   -37.02%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                    9/10/2007 -37.36%                   -28.76%
-------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio (Class I)                  3/24/2008                           -35.99%
-------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund (Class 2)            5/1/1997 -56.28%   2.69%  4.89%     -1.57%
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)                       5/1/1997 -44.86%   0.03%  0.52%      1.82%
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)                        5/1/2000 -46.66%  -3.61%            -0.97%
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio (Class II)            4/28/2006 -28.46%                    -8.00%
-------------------------------------------------------------------------------------------------------------
Wanger International                                              5/1/1995 -49.70%   4.87%  7.27%     10.57%
-------------------------------------------------------------------------------------------------------------
Wanger International Select                                       2/1/1999 -48.54%   4.24%             6.63%
-------------------------------------------------------------------------------------------------------------
Wanger Select                                                     2/1/1999 -52.91%  -4.23%             4.30%
-------------------------------------------------------------------------------------------------------------
Wanger USA                                                        5/1/1995 -44.22%  -3.73%  2.02%      7.90%
-------------------------------------------------------------------------------------------------------------

--------

* Date investment option was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions in year one and year five, respectively. Surrender charges are based on the age of the deposit. Investment options are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

  Standardized Average Annual Total Return for the Period Ended December 31,
    2008 for 7-Year Surrender Charge Contracts with Death Benefit Option 2



---------------------------------------------------------------------------------------------------------------------
                                                                        Inception                             Since
                          Investment Option                               Date*    1 Year  5 Years 10 Years Inception
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I Shares)                     3/30/2001 -46.90% -6.31%             -4.81%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)                              4/21/2006 -35.47%                    -9.55%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I Shares)                      12/1/2004 -33.97%                    -3.14%
---------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (Class O Shares)            6/5/2000 -49.34% -0.32%             -6.72%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)       3/24/2008                           -30.69%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (Class B)   3/24/2008                           -41.13%
---------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                                      10/29/2001 -41.96% -4.26%             -2.21%
---------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                                        3/24/2008                           -33.24%
---------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                         7/15/1999  -3.44%  2.16%              3.82%
---------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II (Primary Shares)                      7/15/1999 -31.63% -2.66%             -0.52%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)                   6/5/2000 -47.01% -1.60%             -1.69%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio (Service Class)            6/5/2000 -58.53% -9.22%             -8.96%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)                          6/5/2000 -51.29% -6.66%             -8.82%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio (Service Class)          1/29/2007 -10.67%                    -3.59%
---------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund (Class 2)                       3/24/2008                           -33.20%
---------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                                4/28/2006 -35.02%                   -10.02%
---------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio (Service Shares)       4/25/2005 -41.33%                    -9.75%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio (Class VC Shares)                   4/20/2005 -23.80%                    -2.29%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio (Class VC Shares)                4/20/2005 -41.28%                    -6.68%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio (Class VC Shares)                    4/20/2005 -44.00%                    -8.52%
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                                   5/1/2000 -41.92% -2.70%              1.28%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio (Class S)                        4/28/2006 -42.15%                   -14.43%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio (Class S)                4/28/2006 -44.11%                   -20.28%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA (Service Shares)                4/28/2006 -49.83%                   -18.17%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (Service Shares)                   4/28/2006 -44.90%                   -16.06%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares)            4/28/2006 -42.75%                   -19.08%
---------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                           12/31/1982 -45.31% -7.71%   -8.23%     7.03%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth                2/3/2006 -42.98%                   -11.85%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                           2/3/2006 -37.36%                    -9.73%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                         2/3/2006 -22.20%                    -4.19%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth                  2/3/2006 -31.27%                    -7.11%
---------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                          3/2/1998 -39.90% -3.06%   -2.04%    -0.26%
---------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                             3/2/1998 -47.80% -6.25%   -2.83%    -0.91%
---------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                              10/8/1982  -5.45%  1.06%    1.76%     3.74%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                12/31/1982 -24.17% -2.12%    2.64%     6.28%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                               6/2/2003 -18.08% -1.12%             -0.44%
---------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                          8/12/2002 -49.15% -3.89%              3.85%
---------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                      9/17/1984 -31.13% -2.41%    0.27%     7.18%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                     5/1/1990 -43.65%  3.18%    0.37%     4.57%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                       5/1/1995 -41.71%  0.60%    8.42%     8.95%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                            3/2/1998 -40.38% -2.25%    3.62%     2.08%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                        11/20/2000 -42.66% -3.18%              3.87%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                        3/2/1998 -40.64% -3.84%    0.30%     1.14%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                               7/14/1997 -42.10% -4.92%   -4.00%    -0.80%
---------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio (Advisor Class)         4/28/2006 -48.16%                   -16.76%
---------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                              4/28/2006 -14.17%                    -1.17%
---------------------------------------------------------------------------------------------------------------------

  Standardized Average Annual Total Return for the Period Ended December 31,
    2008 for 7-Year Surrender Charge Contracts with Death Benefit Option 2
                                  (continued)



-------------------------------------------------------------------------------------------------------------
                                                                 Inception                            Since
                       Investment Option                           Date*   1 Year  5 Years 10 Years Inception
-------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)                     4/28/2006  -3.03%                     3.56%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund   6/2/2003 -35.53% -11.17%            -9.08%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                    6/2/2003 -57.99%  -9.88%            -5.47%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                         6/2/2003 -45.27%  -1.49%             1.42%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                         9/10/2007 -29.75%                   -22.07%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                             9/10/2007  -4.31%                    -1.03%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                     9/10/2007 -38.15%                   -29.03%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                   9/10/2007 -50.20%                   -37.11%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                    9/10/2007 -37.46%                   -28.87%
-------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio (Class I)                  3/24/2008                           -36.06%
-------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund (Class 2)            5/1/1997 -56.35%   2.53%  4.73%     -1.72%
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)                       5/1/1997 -44.94%  -0.13%  0.37%      1.67%
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)                        5/1/2000 -46.74%  -3.76%            -1.12%
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio (Class II)            4/28/2006 -28.57%                    -8.14%
-------------------------------------------------------------------------------------------------------------
Wanger International                                              5/1/1995 -49.78%   4.71%  7.11%     10.40%
-------------------------------------------------------------------------------------------------------------
Wanger International Select                                       2/1/1999 -48.62%   4.08%             6.46%
-------------------------------------------------------------------------------------------------------------
Wanger Select                                                     2/1/1999 -52.98%  -4.38%             4.14%
-------------------------------------------------------------------------------------------------------------
Wanger USA                                                        5/1/1995 -44.30%  -3.87%  1.87%      7.74%
-------------------------------------------------------------------------------------------------------------

--------

* Date investment option was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions in year one and year five, respectively. Surrender charges are based on the age of the deposit. Investment options are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

  Standardized Average Annual Total Return for the Period Ended December 31,
   2008 for 7-Year Surrender Charge Contracts with Death Benefit Option 3**



---------------------------------------------------------------------------------------------------------------------
                                                                        Inception                             Since
                          Investment Option                               Date*    1 Year  5 Years 10 Years Inception
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I Shares)                     3/30/2001 -46.98% -6.45%             -4.96%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)                              4/21/2006 -35.57%                    -9.69%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I Shares)                      12/1/2004 -34.07%                    -3.29%
---------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (Class O Shares)            6/5/2000 -49.42% -0.47%             -6.86%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)       3/24/2008                           -30.77%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (Class B)   3/24/2008                           -41.20%
---------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                                      10/29/2001 -42.05% -4.41%             -2.36%
---------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                                        3/24/2008                           -33.32%
---------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                         7/15/1999  -3.60%  2.00%              3.66%
---------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II (Primary Shares)                      7/15/1999 -31.74% -2.80%             -0.68%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)                   6/5/2000 -47.09% -1.75%             -1.84%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio (Service Class)            6/5/2000 -58.59% -9.36%             -9.10%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)                          6/5/2000 -51.36% -6.81%             -8.96%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio (Service Class)          1/29/2007 -10.81%                    -3.74%
---------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund (Class 2)                       3/24/2008                           -33.28%
---------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                                4/28/2006 -35.12%                   -10.16%
---------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio (Service Shares)       4/25/2005 -41.42%                    -9.89%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio (Class VC Shares)                   4/20/2005 -23.92%                    -2.44%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio (Class VC Shares)                4/20/2005 -41.37%                    -6.82%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio (Class VC Shares)                    4/20/2005 -44.08%                    -8.66%
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                                   5/1/2000 -42.01% -2.85%              1.13%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio (Class S)                        4/28/2006 -42.24%                   -14.56%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio (Class S)                4/28/2006 -44.19%                   -20.40%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA (Service Shares)                4/28/2006 -49.91%                   -18.30%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (Service Shares)                   4/28/2006 -44.98%                   -16.19%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares)            4/28/2006 -42.83%                   -19.20%
---------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                           12/31/1982 -45.40% -7.85%   -8.37%     6.87%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth                2/3/2006 -43.06%                   -11.98%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                           2/3/2006 -37.45%                    -9.87%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                         2/3/2006 -22.32%                    -4.34%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth                  2/3/2006 -31.37%                    -7.25%
---------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                          3/2/1998 -39.99% -3.21%   -2.19%    -0.42%
---------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                             3/2/1998 -47.88% -6.39%   -2.98%    -1.06%
---------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                              10/8/1982  -5.60%  0.90%    1.61%     3.58%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                12/31/1982 -24.29% -2.27%    2.49%     6.12%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                               6/2/2003 -18.21% -1.27%             -0.60%
---------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                          8/12/2002 -49.23% -4.04%              3.69%
---------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                      9/17/1984 -31.23% -2.56%    0.12%     7.02%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                     5/1/1990 -43.74%  3.02%    0.22%     4.41%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                       5/1/1995 -41.80%  0.44%    8.25%     8.79%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                            3/2/1998 -40.47% -2.40%    3.47%     1.92%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                        11/20/2000 -42.75% -3.33%              3.71%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                        3/2/1998 -40.73% -3.99%    0.15%     0.99%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                               7/14/1997 -42.19% -5.06%   -4.15%    -0.95%
---------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio (Advisor Class)         4/28/2006 -48.24%                   -16.89%
---------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                              4/28/2006 -14.30%                    -1.33%
---------------------------------------------------------------------------------------------------------------------

  Standardized Average Annual Total Return for the Period Ended December 31,
   2008 for 7-Year Surrender Charge Contracts with Death Benefit Option 3**
                                  (continued)



-------------------------------------------------------------------------------------------------------------
                                                                 Inception                            Since
                       Investment Option                           Date*   1 Year  5 Years 10 Years Inception
-------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)                     4/28/2006  -3.19%                     3.40%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund   6/2/2003 -35.63% -11.31%            -9.21%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                    6/2/2003 -58.05% -10.02%            -5.61%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                         6/2/2003 -45.36%  -1.64%             1.26%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                         9/10/2007 -29.85%                   -22.18%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                             9/10/2007  -4.47%                    -1.19%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                     9/10/2007 -38.25%                   -29.14%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                   9/10/2007 -50.27%                   -37.21%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                    9/10/2007 -37.56%                   -28.98%
-------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio (Class I)                  3/24/2008                           -36.14%
-------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund (Class 2)            5/1/1997 -56.42%   2.37%  4.57%     -1.87%
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)                       5/1/1997 -45.03%  -0.29%  0.21%      1.52%
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)                        5/1/2000 -46.82%  -3.90%            -1.27%
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio (Class II)            4/28/2006 -28.68%                    -8.28%
-------------------------------------------------------------------------------------------------------------
Wanger International                                              5/1/1995 -49.85%   4.54%  6.94%     10.23%
-------------------------------------------------------------------------------------------------------------
Wanger International Select                                       2/1/1999 -48.69%   3.92%             6.30%
-------------------------------------------------------------------------------------------------------------
Wanger Select                                                     2/1/1999 -53.05%  -4.52%             3.98%
-------------------------------------------------------------------------------------------------------------
Wanger USA                                                        5/1/1995 -44.39%  -4.02%  1.72%      7.57%
-------------------------------------------------------------------------------------------------------------



* Date investment option was added to the Separate Account.

**This death benefit option will not be offered after May 1, 2007.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions in year one and year five, respectively. Surrender charges are based on the age of the deposit. Investment options are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

  Standardized Average Annual Total Return for the Period Ended December 31,
   2008 for 7-Year Surrender Charge Contracts with Death Benefit Option with
                          Accumulation Enhancement**



---------------------------------------------------------------------------------------------------------------------
                                                                        Inception                             Since
                          Investment Option                               Date*    1 Year  5 Years 10 Years Inception
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I Shares)                     3/30/2001 -46.93% -6.35%             -4.86%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)                              4/21/2006 -35.50%                    -9.60%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I Shares)                      12/1/2004 -34.00%                    -3.19%
---------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (Class O Shares)            6/5/2000 -49.37% -0.37%             -6.77%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)       3/24/2008                           -30.72%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (Class B)   3/24/2008                           -41.15%
---------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                                      10/29/2001 -41.99% -4.31%             -2.26%
---------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                                        3/24/2008                           -33.27%
---------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                         7/15/1999  -3.49%  2.10%              3.76%
---------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II (Primary Shares)                      7/15/1999 -31.67% -2.70%             -0.57%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)                   6/5/2000 -47.04% -1.65%             -1.74%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio (Service Class)            6/5/2000 -58.55% -9.27%             -9.01%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)                          6/5/2000 -51.31% -6.71%             -8.86%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio (Service Class)          1/29/2007 -10.72%                    -3.64%
---------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund (Class 2)                       3/24/2008                           -33.22%
---------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                                4/28/2006 -35.05%                   -10.07%
---------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio (Service Shares)       4/25/2005 -41.36%                    -9.80%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio (Class VC Shares)                   4/20/2005 -23.84%                    -2.34%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio (Class VC Shares)                4/20/2005 -41.31%                    -6.73%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio (Class VC Shares)                    4/20/2005 -44.03%                    -8.57%
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                                   5/1/2000 -41.95% -2.75%              1.23%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio (Class S)                        4/28/2006 -42.18%                   -14.48%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio (Class S)                4/28/2006 -44.13%                   -20.32%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA (Service Shares)                4/28/2006 -49.86%                   -18.21%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (Service Shares)                   4/28/2006 -44.93%                   -16.10%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares)            4/28/2006 -42.78%                   -19.12%
---------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                           12/31/1982 -45.34% -7.76%   -8.28%     6.98%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth                2/3/2006 -43.01%                   -11.89%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                           2/3/2006 -37.39%                    -9.78%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                         2/3/2006 -22.24%                    -4.24%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth                  2/3/2006 -31.30%                    -7.16%
---------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                          3/2/1998 -39.93% -3.11%   -2.09%    -0.31%
---------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                             3/2/1998 -47.83% -6.30%   -2.88%    -0.96%
---------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                              10/8/1982  -5.50%  1.01%    1.71%     3.68%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                12/31/1982 -24.21% -2.17%    2.59%     6.23%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                               6/2/2003 -18.13% -1.17%             -0.49%
---------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                          8/12/2002 -49.18% -3.94%              3.80%
---------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                      9/17/1984 -31.16% -2.46%    0.22%     7.12%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                     5/1/1990 -43.68%  3.13%    0.32%     4.52%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                       5/1/1995 -41.74%  0.55%    8.36%     8.90%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                            3/2/1998 -40.41% -2.30%    3.57%     2.03%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                        11/20/2000 -42.69% -3.23%              3.82%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                        3/2/1998 -40.67% -3.89%    0.25%     1.09%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                               7/14/1997 -42.13% -4.97%   -4.05%    -0.85%
---------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio (Advisor Class)         4/28/2006 -48.19%                   -16.80%
---------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                              4/28/2006 -14.22%                    -1.23%
---------------------------------------------------------------------------------------------------------------------

  Standardized Average Annual Total Return for the Period Ended December 31,
   2008 for 7-Year Surrender Charge Contracts with Death Benefit Option with
                    Accumulation Enhancement** (continued)



-------------------------------------------------------------------------------------------------------------
                                                                 Inception                            Since
                       Investment Option                           Date*   1 Year  5 Years 10 Years Inception
-------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)                     4/28/2006  -3.09%                     3.51%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund   6/2/2003 -35.57% -11.22%            -9.12%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                    6/2/2003 -58.01%  -9.92%            -5.52%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                         6/2/2003 -45.30%  -1.54%             1.37%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                         9/10/2007 -29.78%                   -22.11%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                             9/10/2007  -4.36%                    -1.08%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                     9/10/2007 -38.18%                   -29.07%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                   9/10/2007 -50.22%                   -37.14%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                    9/10/2007 -37.49%                   -28.91%
-------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio (Class I)                  3/24/2008                           -36.09%
-------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund (Class 2)            5/1/1997 -56.37%   2.48%  4.67%     -1.77%
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)                       5/1/1997 -44.97%  -0.18%  0.31%      1.62%
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)                        5/1/2000 -46.77%  -3.80%            -1.17%
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio (Class II)            4/28/2006 -28.60%                    -8.19%
-------------------------------------------------------------------------------------------------------------
Wanger International                                              5/1/1995 -49.80%   4.65%  7.05%     10.34%
-------------------------------------------------------------------------------------------------------------
Wanger International Select                                       2/1/1999 -48.64%   4.03%             6.41%
-------------------------------------------------------------------------------------------------------------
Wanger Select                                                     2/1/1999 -53.00%  -4.42%             4.09%
-------------------------------------------------------------------------------------------------------------
Wanger USA                                                        5/1/1995 -44.33%  -3.92%  1.82%      7.68%
-------------------------------------------------------------------------------------------------------------



* Date investment option was added to the Separate Account.

**This death benefit option will not be offered after May 1, 2007.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions in year one and year five, respectively. Surrender charges are based on the age of the deposit. Investment options are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

                Non-standardized Annual Total Return (Option 1)



-----------------------------------------------------------------------------------------------------------
       Investment Option           1999   2000    2001    2002    2003   2004   2005   2006   2007   2008
-----------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
Fund (Series I Shares)            43.03% -11.88% -24.13% -25.19% 28.10%  5.45%  7.64%  5.13% 10.78% -43.13%
-----------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund
(Series I Shares)                 32.78% -15.49% -23.68% -16.51% 23.06%  7.77%  4.16% 15.43%  6.92% -30.91%
-----------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity
Fund (Series I Shares)                                   -12.07% 25.92% 12.57%  6.44% 10.02%  8.34% -29.31%
-----------------------------------------------------------------------------------------------------------
Alger American Capital
Appreciation Portfolio
(Class O Shares)                  76.12% -25.66% -16.87% -34.64% 33.24%  7.00% 13.19% 17.96% 32.06% -45.74%
-----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
Wealth Strategy Portfolio
(Class B)                                                                       5.84% 12.52%  4.10% -31.09%
-----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth
Appreciation Strategy Portfolio
(Class B)                                                                       9.72% 16.04%  3.69% -44.16%
-----------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP
(Class A)                         19.07% -10.23% -13.17% -23.17% 26.75%  9.38%  3.53% 14.26%  4.13% -37.84%
-----------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP
(Class A)                         18.85%  -4.92%   0.95% -21.45% 44.83% 16.47%  3.12% 16.21% -2.98% -34.27%
-----------------------------------------------------------------------------------------------------------
Federated Fund for U.S.
Government Securities II          -1.68%   9.78%   5.85%   7.85%  1.24%  2.47%  0.91%  3.00%  5.11%   3.13%
-----------------------------------------------------------------------------------------------------------
Federated High Income Bond
Fund II (Primary Shares)           1.20% -10.02%   0.25%   0.27% 20.87%  9.25%  1.53%  9.59%  2.29% -26.81%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)
Portfolio (Service Class)         22.79%  -7.73% -13.34% -10.42% 26.94% 14.07% 15.57% 10.37% 16.21% -43.25%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth
Opportunities Portfolio
(Service Class)                    3.04% -18.09% -15.39% -22.78% 28.24%  5.88%  7.67%  4.15% 21.68% -55.56%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio
(Service Class)                   35.79% -12.04% -18.63% -30.97% 31.32%  2.13%  4.51%  5.56% 25.47% -47.82%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade
Bond Portfolio (Service Class)                     7.11%   8.99%  3.91%  3.17%  0.97%  3.16%  3.06%  -4.41%
-----------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth
Securities Fund (Class 2)                                                              4.06% 13.07% -35.07%
-----------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund
(Class 2)                                 18.13%  -0.35%  -1.70% 30.28% 12.61%  0.50% 16.95%  2.61% -30.43%
-----------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small
Cap Equity Portfolio
(Service Shares)                   3.98%  19.73%  17.33% -18.58% 35.72% 13.63%  2.86% 14.80% -8.22% -37.17%
-----------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture
Portfolio (Class VC Shares)                                6.74% 16.71%  6.70%  0.20%  8.13%  5.01% -18.44%
-----------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
Portfolio (Class VC Shares)       15.46%  14.51%  -7.74% -18.93% 29.58% 11.42%  2.12% 15.99%  2.29% -37.12%
-----------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value
Portfolio (Class VC Shares)               50.78%   6.86% -10.77% 23.39% 22.68%  7.04% 11.00% -0.53% -40.02%
-----------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
(Class 2)                         12.34%  12.01%   5.86% -12.78% 23.77% 11.39%  9.34% 17.08%  2.34% -37.80%
-----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT
Guardian Portfolio (Class S)                                     29.96% 14.28%  6.97% 11.78%  5.96% -38.05%
-----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small
Cap Growth Portfolio
(Class S)                                                        23.70% 10.65%  1.77%  4.10% -0.59% -40.14%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
      Investment Option         1999    2000    2001    2002    2003   2004    2005   2006   2007    2008
-----------------------------------------------------------------------------------------------------------
Oppenheimer Capital
Appreciation Fund/VA (Service
Shares)                                                -27.89% 29.26%   5.45%  3.72%  6.50%  12.60% -46.26%
-----------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities
Fund/VA (Service Shares)                       -13.14% -23.22% 41.30%  17.58% 12.82% 16.08%   4.91% -40.99%
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street
Small Cap Fund(R)/VA (Service
Shares)                                                -16.85% 42.67%  17.87%  8.52% 13.40%  -2.48% -38.69%
-----------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series   28.27% -18.69% -35.31% -25.64% 25.10%   3.82%  2.58%  2.09%   9.53% -41.43%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Aggressive
Growth                                                                                        7.25% -38.93%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Growth                                                                     7.14% -32.93%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Moderate                                                                   6.79% -16.72%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Moderate
Growth                                                                                        7.30% -26.42%
-----------------------------------------------------------------------------------------------------------
Phoenix Growth and Income
Series                          15.74%  -7.63%  -9.18% -23.37% 26.06%   9.26%  3.66% 15.90%   5.48% -35.65%
-----------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth
Series                          44.06%  12.51% -25.96% -33.24% 27.42%   5.55%  3.04%  2.99%  20.45% -44.09%
-----------------------------------------------------------------------------------------------------------
Phoenix Money Market Series      3.68%   4.88%   2.67%   0.30% -0.42%  -0.32%  1.46%  3.27%   3.72%   1.12%
-----------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed
Income Series                    4.30%   5.32%   4.92%   8.79% 13.32%   5.66%  0.67%  5.67%   2.56% -18.83%
-----------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short
Term Bond Series                                                        4.18%  0.25%  4.56%   2.84% -12.33%
-----------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth
Series                                                         51.70%   1.00% 14.38% 18.14%  14.81% -45.53%
-----------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation
Series                          10.05%  -0.51%   0.74% -12.55% 18.56%   6.28%  0.67% 11.45%   4.81% -26.27%
-----------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen
International Series            28.10% -16.74% -24.89% -15.74% 30.42%  19.46% 17.27% 25.98%  13.67% -39.66%
-----------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real
Estate Securities Series         3.64%  29.37%   5.44%  10.85% 36.75%  33.21% 13.84% 35.57% -16.64% -37.58%
-----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Mid-Cap Value Series           -11.27%  15.63%  21.63%  -9.56% 39.42%  19.08%  6.55% 13.65%   0.87% -36.16%
-----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Small-Cap Value Series                          14.48%  -9.54% 42.28%  21.33%  6.28% 15.47%  -3.18% -38.59%
-----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen
Comstock Series                 22.98%  30.75% -18.87% -22.79% 22.51%  11.67%  4.27% 19.57%  -3.30% -36.44%
-----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity
500 Index Series                17.53% -12.44% -12.88% -24.53% 24.84%   8.63%  2.55% 12.96%   3.71% -38.00%
-----------------------------------------------------------------------------------------------------------
PIMCO
CommodityRealReturn(TM)
Strategy Portfolio (Advisor
Class)                                                                                       21.78% -44.47%
-----------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio
(Advisor Class)                                                                               9.31%  -8.15%
-----------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio
(Advisor Class)                                                                               7.43%   3.54%
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse
Government Long Bond
Strategy Fund                                                         -11.65% -6.28%  6.92%  -5.57% -30.98%
-----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
      Investment Option          1999    2000    2001    2002    2003   2004   2005   2006   2007   2008
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund   21.92% -21.17% -24.42% -36.43% 37.66% 13.36%  2.83% 17.97%  0.01% -54.98%
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector
Rotation Fund                                                   28.47%  9.50% 12.46% 10.17% 21.39% -41.39%
----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Balanced Fund                                                           6.26%  4.49% 10.27%  8.46% -24.79%
----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Bond Fund                                                               3.60%  0.69%  2.57%  6.42%   2.26%
----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Common Stock Fund                                -9.11% -18.24% 30.00%  8.45%  6.47% 14.88% 10.59% -33.78%
----------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid
Cap Growth Fund                                 -25.10% -24.92% 40.30% 11.10%  2.64%  4.45% 22.51% -46.65%
----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Small Company Fund                                4.19% -14.87% 37.92% 14.64%  7.03% 14.91%  7.73% -33.04%
----------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index
Portfolio (Class I)                      14.63%  -2.26% -16.08% 33.27% 14.49% 10.72%  8.52%  6.20% -36.24%
----------------------------------------------------------------------------------------------------------
Templeton Developing Markets
Securities Fund (Class 2)        51.63% -32.79%  -9.10%  -1.24% 51.32% 23.34% 26.04% 26.69% 27.36% -53.23%
----------------------------------------------------------------------------------------------------------
Templeton Foreign Securities
Fund (Class 2)                   21.90%  -3.43% -16.93% -19.46% 30.76% 17.23%  8.96% 20.12% 14.18% -41.03%
----------------------------------------------------------------------------------------------------------
Templeton Growth Securities
Fund (Class 2)                   19.52%   0.37%  -2.39% -19.39% 30.68% 14.75%  7.67% 20.47%  1.22% -42.96%
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and
Income Portfolio (Class II)                                            10.30%  6.21% 11.35%  2.22% -23.53%
----------------------------------------------------------------------------------------------------------
Wanger International            124.05% -28.65% -22.14% -14.78% 47.23% 28.84% 20.20% 35.66% 15.03% -46.20%
----------------------------------------------------------------------------------------------------------
Wanger International Select              -2.65% -27.43% -16.23% 39.68% 22.97% 15.15% 34.51% 20.44% -44.96%
----------------------------------------------------------------------------------------------------------
Wanger Select                             8.26%   7.89%  -8.63% 29.29% 17.99%  9.28% 18.39%  8.18% -49.62%
----------------------------------------------------------------------------------------------------------
Wanger USA                       23.71%  -9.17%  10.16% -17.73% 41.65% 17.03% 10.03%  6.69%  4.22% -40.35%
----------------------------------------------------------------------------------------------------------


Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

                Non-standardized Annual Total Return (Option 2)





-----------------------------------------------------------------------------------------------------------
       Investment Option           1999   2000    2001    2002    2003   2004   2005   2006   2007   2008
-----------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
Fund (Series I Shares)            42.82% -12.01% -24.24% -25.30% 27.90%  5.29%  7.48%  4.98% 10.61% -43.21%
-----------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund
(Series I Shares)                 32.58% -15.62% -23.80% -16.63% 22.88%  7.61%  4.01% 15.25%  6.76% -31.02%
-----------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity
Fund (Series I Shares)                                   -12.21% 25.74% 12.40%  6.28%  9.86%  8.17% -29.41%
-----------------------------------------------------------------------------------------------------------
Alger American Capital
Appreciation Portfolio
(Class O Shares)                  75.85% -25.78% -16.99% -34.74% 33.04%  6.84% 13.02% 17.78% 31.86% -45.82%
-----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
Wealth Strategy Portfolio
(Class B)                                                                       5.69% 12.35%  3.95% -31.20%
-----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth
Appreciation Strategy Portfolio
(Class B)                                                                       9.55% 15.87%  3.53% -44.25%
-----------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP
(Class A)                         18.89% -10.36% -13.30% -23.29% 26.56%  9.21%  3.37% 14.08%  3.97% -37.94%
-----------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP
(Class A)                         18.67%  -5.06%   0.79% -21.57% 44.61% 16.29%  2.97% 16.04% -3.12% -34.37%
-----------------------------------------------------------------------------------------------------------
Federated Fund for U.S.
Government Securities II          -1.83%   9.61%   5.69%   7.68%  1.09%  2.31%  0.76%  2.84%  4.95%   2.98%
-----------------------------------------------------------------------------------------------------------
Federated High Income Bond
Fund II (Primary Shares)           1.05% -10.15%   0.10%   0.12% 20.69%  9.08%  1.38%  9.43%  2.13% -26.92%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)
Portfolio (Service Class)         22.61%  -7.87% -13.47% -10.56% 26.75% 13.90% 15.39% 10.20% 16.03% -43.33%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth
Opportunities Portfolio (Service
Class)                             2.89% -18.21% -15.52% -22.89% 28.04%  5.72%  7.51%  3.99% 21.50% -55.62%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio
(Service Class)                   35.58% -12.17% -18.76% -31.07% 31.12%  1.97%  4.36%  5.40% 25.28% -47.89%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade
Bond Portfolio (Service Class)                     6.95%   8.83%  3.76%  3.02%  0.82%  3.01%  2.90%  -4.55%
-----------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth
Securities Fund (Class 2)                                                              3.90% 12.90% -35.17%
-----------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund
(Class 2)                                 17.95%  -0.50%  -1.84% 30.08% 12.44%  0.35% 16.77%  2.45% -30.53%
-----------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small
Cap Equity Portfolio (Service
Shares)                            3.82%  19.55%  17.15% -18.70% 35.52% 13.46%  2.70% 14.62% -8.36% -37.27%
-----------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture
Portfolio (Class VC Shares)                                6.58% 16.54%  6.54%  0.05%  7.97%  4.85% -18.56%
-----------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
Portfolio (Class VC Shares)       15.29%  14.34%  -7.88% -19.05% 29.39% 11.25%  1.96% 15.81%  2.14% -37.22%
-----------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value
Portfolio (Class VC Shares)               50.55%   6.70% -10.91% 23.21% 22.50%  6.88% 10.83% -0.68% -40.11%
-----------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
(Class 2)                         12.17%  11.85%   5.70% -12.91% 23.58% 11.22%  9.18% 16.91%  2.18% -37.89%
-----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT
Guardian Portfolio (Class S)                                     29.76% 14.11%  6.81% 11.61%  5.79% -38.15%
-----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small
Cap Growth Portfolio
(Class S)                                                        23.51% 10.48%  1.62%  3.94% -0.75% -40.23%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
      Investment Option         1999    2000    2001    2002    2003   2004    2005   2006   2007    2008
-----------------------------------------------------------------------------------------------------------
Oppenheimer Capital
Appreciation Fund/VA (Service
Shares)                                                -27.99% 29.07%   5.29%  3.56%  6.34%  12.43% -46.34%
-----------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities
Fund/VA (Service Shares)                       -13.27% -23.33% 41.09%  17.40% 12.65% 15.91%   4.75% -41.08%
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street
Small Cap Fund(R)/VA (Service
Shares)                                                -16.97% 42.45%  17.70%  8.36% 13.23%  -2.63% -38.78%
-----------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series   28.08% -18.81% -35.41% -25.75% 24.91%   3.66%  2.42%  1.93%   9.36% -41.52%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Aggressive
Growth                                                                                        7.08% -39.03%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Growth                                                                     6.97% -33.03%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Moderate                                                                   6.62% -16.85%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Moderate
Growth                                                                                        7.14% -26.53%
-----------------------------------------------------------------------------------------------------------
Phoenix Growth and Income
Series                          15.56%  -7.77%  -9.32% -23.48% 25.87%   9.10%  3.50% 15.72%   5.32% -35.75%
-----------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth
Series                          43.84%  12.34% -26.07% -33.34% 27.22%   5.39%  2.88%  2.83%  20.27% -44.18%
-----------------------------------------------------------------------------------------------------------
Phoenix Money Market Series      3.53%   4.73%   2.52%   0.15% -0.57%  -0.47%  1.30%  3.11%   3.56%   0.97%
-----------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed
Income Series                    4.15%   5.16%   4.76%   8.62% 13.14%   5.50%  0.52%  5.51%   2.41% -18.96%
-----------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short
Term Bond Series                                                        4.02%  0.10%  4.40%   2.68% -12.46%
-----------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth
Series                                                         51.47%   0.85% 14.20% 17.97%  14.64% -45.61%
-----------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation
Series                           9.88%  -0.66%   0.59% -12.68% 18.37%   6.12%  0.52% 11.28%   4.65% -26.38%
-----------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen
International Series            27.91% -16.86% -25.00% -15.87% 30.22%  19.27% 17.09% 25.79%  13.50% -39.75%
-----------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real
Estate Securities Series         3.48%  29.18%   5.28%  10.68% 36.54%  33.01% 13.66% 35.36% -16.77% -37.67%
-----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Mid-Cap Value Series           -11.40%  15.46%  21.45%  -9.69% 39.21%  18.90%  6.39% 13.48%   0.72% -36.26%
-----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Small-Cap Value Series                          14.31%  -9.68% 42.06%  21.14%  6.12% 15.29%  -3.33% -38.69%
-----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen
Comstock Series                 22.79%  30.55% -18.99% -22.91% 22.33%  11.50%  4.11% 19.39%  -3.45% -36.53%
-----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity
500 Index Series                17.36% -12.57% -13.01% -24.64% 24.65%   8.46%  2.40% 12.79%   3.56% -38.09%
-----------------------------------------------------------------------------------------------------------
PIMCO
CommodityRealReturn(TM)
Strategy Portfolio (Advisor
Class)                                                                                       21.60% -44.56%
-----------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio
(Advisor Class)                                                                               9.14%  -8.29%
-----------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio
(Advisor Class)                                                                               7.27%   3.38%
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse
Government Long Bond
Strategy Fund                                                         -11.78% -6.42%  6.76%  -5.71% -31.08%
-----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
      Investment Option          1999    2000    2001    2002    2003   2004   2005   2006   2007   2008
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund   21.73% -21.29% -24.54% -36.52% 37.46% 13.19%  2.67% 17.79% -0.14% -55.04%
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector
Rotation Fund                                                   28.28%  9.33% 12.30% 10.00% 21.21% -41.48%
----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Balanced Fund                                                           6.10%  4.34% 10.10%  8.30% -24.91%
----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Bond Fund                                                               3.45%  0.54%  2.41%  6.26%   2.11%
----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Common Stock Fund                                -9.25% -18.36% 29.80%  8.29%  6.31% 14.70% 10.42% -33.88%
----------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid
Cap Growth Fund                                 -25.21% -25.03% 40.09% 10.93%  2.48%  4.29% 22.33% -46.73%
----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Small Company Fund                                4.03% -15.00% 37.72% 14.47%  6.87% 14.73%  7.57% -33.14%
----------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index
Portfolio (Class I)                      14.45%  -2.41% -16.20% 33.07% 14.32% 10.56%  8.36%  6.04% -36.34%
----------------------------------------------------------------------------------------------------------
Templeton Developing Markets
Securities Fund (Class 2)        51.40% -32.89%  -9.24%  -1.39% 51.09% 23.16% 25.85% 26.50% 27.17% -53.30%
----------------------------------------------------------------------------------------------------------
Templeton Foreign Securities
Fund (Class 2)                   21.72%  -3.58% -17.05% -19.58% 30.56% 17.05%  8.80% 19.93% 14.01% -41.12%
----------------------------------------------------------------------------------------------------------
Templeton Growth Securities
Fund (Class 2)                   19.34%   0.22%  -2.54% -19.51% 30.48% 14.58%  7.51% 20.29%  1.06% -43.04%
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and
Income Portfolio (Class II)                                            10.13%  6.05% 11.18%  2.06% -23.65%
----------------------------------------------------------------------------------------------------------
Wanger International            123.71% -28.75% -22.26% -14.91% 47.01% 28.64% 20.01% 35.45% 14.85% -46.28%
----------------------------------------------------------------------------------------------------------
Wanger International Select              -2.80% -27.54% -16.35% 39.47% 22.78% 14.98% 34.31% 20.25% -45.04%
----------------------------------------------------------------------------------------------------------
Wanger Select                             8.10%   7.72%  -8.77% 29.09% 17.82%  9.11% 18.21%  8.02% -49.70%
----------------------------------------------------------------------------------------------------------
Wanger USA                       23.53%  -9.30%   9.99% -17.85% 41.43% 16.85%  9.87%  6.53%  4.07% -40.44%
----------------------------------------------------------------------------------------------------------


Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

              Non-standardized Annual Total Return (Option 3)/1/



-----------------------------------------------------------------------------------------------------------
       Investment Option           1999   2000    2001    2002    2003   2004   2005   2006   2007   2008
-----------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
Fund (Series I Shares)            42.61% -12.15% -24.36% -25.42% 27.71%  5.13%  7.32%  4.82% 10.44% -43.30%
-----------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund
(Series I Shares)                 32.38% -15.74% -23.91% -16.76% 22.69%  7.45%  3.85% 15.08%  6.60% -31.12%
-----------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity
Fund (Series I Shares)                                   -12.34% 25.55% 12.23%  6.11%  9.69%  8.01% -29.52%
-----------------------------------------------------------------------------------------------------------
Alger American Capital
Appreciation Portfolio
(Class O Shares)                  75.59% -25.89% -17.12% -34.84% 32.84%  6.67% 12.85% 17.60% 31.66% -45.90%
-----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
Wealth Strategy Portfolio
(Class B)                                                                       5.53% 12.18%  3.79% -31.30%
-----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth
Appreciation Strategy Portfolio
(Class B)                                                                       9.39% 15.70%  3.38% -44.33%
-----------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP
(Class A)                         18.71% -10.49% -13.43% -23.40% 26.36%  9.05%  3.22% 13.91%  3.82% -38.03%
-----------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP
(Class A)                         18.50%  -5.21%   0.64% -21.69% 44.39% 16.12%  2.82% 15.86% -3.27% -34.47%
-----------------------------------------------------------------------------------------------------------
Federated Fund for U.S.
Government Securities II          -1.98%   9.45%   5.53%   7.52%  0.93%  2.16%  0.60%  2.69%  4.79%   2.82%
-----------------------------------------------------------------------------------------------------------
Federated High Income Bond
Fund II (Primary Shares)           0.89% -10.29%  -0.05%  -0.03% 20.51%  8.91%  1.22%  9.26%  1.97% -27.03%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)
Portfolio (Service Class)         22.42%  -8.01% -13.60% -10.69% 26.56% 13.73% 15.22% 10.03% 15.86% -43.42%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth
Opportunities Portfolio
(Service Class)                    2.73% -18.33% -15.65% -23.01% 27.85%  5.56%  7.34%  3.83% 21.31% -55.69%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio
(Service Class)                   35.38% -12.30% -18.88% -31.18% 30.92%  1.82%  4.20%  5.24% 25.09% -47.97%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade
Bond Portfolio (Service Class)                     6.79%   8.67%  3.60%  2.86%  0.67%  2.85%  2.75%  -4.70%
-----------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth
Securities Fund (Class 2)                                                              3.74% 12.73% -35.27%
-----------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund
(Class 2)                                 17.78%  -0.65%  -1.99% 29.89% 12.27%  0.20% 16.59%  2.30% -30.64%
-----------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small
Cap Equity Portfolio
(Service Shares)                   3.66%  19.37%  16.97% -18.82% 35.31% 13.29%  2.55% 14.45% -8.50% -37.36%
-----------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture
Portfolio (Class VC Shares)                                6.42% 16.36%  6.38% -0.10%  7.80%  4.69% -18.69%
-----------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
Portfolio (Class VC Shares)       15.12%  14.17%  -8.02% -19.17% 29.19% 11.08%  1.81% 15.64%  1.98% -37.31%
-----------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value
Portfolio (Class VC Shares)               50.33%   6.54% -11.04% 23.02% 22.31%  6.71% 10.67% -0.83% -40.21%
-----------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
(Class 2)                         12.00%  11.68%   5.54% -13.05% 23.40% 11.06%  9.01% 16.73%  2.02% -37.99%
-----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT
Guardian Portfolio (Class S)                                     29.57% 13.94%  6.65% 11.45%  5.63% -38.24%
-----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small
Cap Growth Portfolio
(Class S)                                                        23.33% 10.32%  1.47%  3.79% -0.90% -40.32%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
      Investment Option          1999    2000    2001    2002    2003   2004   2005   2006   2007    2008
-----------------------------------------------------------------------------------------------------------
Oppenheimer Capital
Appreciation Fund/VA (Service
Shares)                                                 -28.10% 28.87%  5.13%  3.41%  6.18%  12.26% -46.42%
-----------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities
Fund/VA (Service Shares)                        -13.40% -23.45% 40.88% 17.22% 12.48% 15.73%   4.59% -41.17%
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street
Small Cap Fund(R)/VA
(Service Shares)                                        -17.10% 42.24% 17.52%  8.19% 13.06%  -2.78% -38.87%
-----------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series    27.89% -18.93% -35.51% -25.86% 24.72%  3.50%  2.27%  1.78%   9.19% -41.61%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Aggressive
Growth                                                                                        6.92% -39.12%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Growth                                                                     6.81% -33.13%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Moderate                                                                   6.46% -16.98%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Moderate
Growth                                                                                        6.98% -26.64%
-----------------------------------------------------------------------------------------------------------
Phoenix Growth and Income
Series                           15.39%  -7.91%  -9.46% -23.60% 25.68%  8.93%  3.34% 15.55%   5.16% -35.84%
-----------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth
Series                           43.63%  12.17% -26.18% -33.45% 27.03%  5.23%  2.73%  2.68%  20.09% -44.26%
-----------------------------------------------------------------------------------------------------------
Phoenix Money Market Series       3.37%   4.57%   2.36%   0.00% -0.72% -0.62%  1.15%  2.96%   3.41%   0.82%
-----------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed
Income Series                     3.99%   5.00%   4.60%   8.46% 12.97%  5.34%  0.37%  5.35%   2.25% -19.08%
-----------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short
Term Bond Series                                                        3.86% -0.05%  4.24%   2.52% -12.59%
-----------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth
Series                                                          51.24%  0.69% 14.03% 17.79%  14.46% -45.70%
-----------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation
Series                            9.72%  -0.81%   0.44% -12.82% 18.20%  5.96%  0.37% 11.12%   4.49% -26.49%
-----------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Series                           27.72% -16.98% -25.11% -16.00% 30.02% 19.09% 16.92% 25.60%  13.33% -39.84%
-----------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real
Estate Securities Series          3.33%  28.98%   5.13%  10.51% 36.33% 32.81% 13.49% 35.16% -16.90% -37.77%
-----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Mid-Cap Value Series            -11.54%  15.29%  21.27%  -9.83% 39.00% 18.72%  6.23% 13.31%   0.57% -36.36%
-----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Small-Cap Value Series                           14.14%  -9.82% 41.85% 20.96%  5.96% 15.12%  -3.48% -38.78%
-----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen
Comstock Series                  22.61%  30.36% -19.12% -23.03% 22.14% 11.34%  3.96% 19.21%  -3.59% -36.63%
-----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity
500 Index Series                 17.18% -12.70% -13.14% -24.75% 24.46%  8.30%  2.24% 12.62%   3.40% -38.19%
-----------------------------------------------------------------------------------------------------------
PIMCO
CommodityRealReturn(TM)
Strategy Portfolio (Advisor
Class)                                                                                       21.41% -44.64%
-----------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio
(Advisor Class)                                                                               8.97%  -8.42%
-----------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio
(Advisor Class)                                                                               7.10%   3.23%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
      Investment Option          1999    2000    2001    2002    2003   2004    2005   2006   2007   2008
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse
Government Long Bond
Strategy Fund                                                          -11.92% -6.56%  6.60% -5.85% -31.19%
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova
Fund                             21.55% -21.41% -24.65% -36.62% 37.25%  13.02%  2.52% 17.61% -0.30% -55.11%
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector
Rotation Fund                                                   28.09%   9.16% 12.13%  9.83% 21.02% -41.57%
-----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Balanced Fund                                                            5.94%  4.18%  9.94%  8.13% -25.02%
-----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Bond Fund                                                                3.29%  0.39%  2.26%  6.10%   1.95%
-----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Common Stock Fund                                -9.38% -18.48% 29.61%   8.12%  6.15% 14.53% 10.25% -33.98%
-----------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid
Cap Growth Fund                                 -25.32% -25.15% 39.88%  10.77%  2.33%  4.14% 22.14% -46.81%
-----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Small Company Fund                                3.88% -15.12% 37.51%  14.30%  6.71% 14.56%  7.41% -33.24%
-----------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400
Index Portfolio (Class I)                14.28%  -2.55% -16.33% 32.87%  14.15% 10.39%  8.20%  5.88% -36.44%
-----------------------------------------------------------------------------------------------------------
Templeton Developing Markets
Securities Fund (Class 2)        51.18% -32.99%  -9.37%  -1.54% 50.87%  22.98% 25.66% 26.31% 26.97% -53.37%
-----------------------------------------------------------------------------------------------------------
Templeton Foreign Securities
Fund (Class 2)                   21.54%  -3.72% -17.18% -19.70% 30.36%  16.87%  8.63% 19.75% 13.83% -41.21%
-----------------------------------------------------------------------------------------------------------
Templeton Growth Securities
Fund (Class 2)                   19.16%   0.07%  -2.69% -19.63% 30.29%  14.40%  7.34% 20.11%  0.91% -43.13%
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and
Income Portfolio (Class II)                                              9.97%  5.89% 11.01%  1.91% -23.76%
-----------------------------------------------------------------------------------------------------------
Wanger International            123.38% -28.86% -22.38% -15.04% 46.78%  28.45% 19.83% 35.25% 14.68% -46.36%
-----------------------------------------------------------------------------------------------------------
Wanger International Select              -2.94% -27.65% -16.48% 39.26%  22.60% 14.81% 34.10% 20.07% -45.13%
-----------------------------------------------------------------------------------------------------------
Wanger Select                             7.94%   7.56%  -8.91% 28.90%  17.64%  8.95% 18.03%  7.86% -49.78%
-----------------------------------------------------------------------------------------------------------
Wanger USA                       23.34%  -9.44%   9.82% -17.97% 41.22%  16.68%  9.70%  6.37%  3.91% -40.53%
-----------------------------------------------------------------------------------------------------------


/1/ This death benefit option will not be offered after May 1, 2007.

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

Non-standardized Annual Total Return (Option 3 with Accumulation Enhancement)/1/





-----------------------------------------------------------------------------------------------------------
       Investment Option           1999   2000    2001    2002    2003   2004   2005   2006   2007   2008
-----------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
Fund (Series I Shares)            42.75% -12.06% -24.28% -25.34% 27.84%  5.24%  7.43%  4.92% 10.55% -43.24%
-----------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund
(Series I Shares)                 32.51% -15.66% -23.84% -16.67% 22.82%  7.56%  3.96% 15.19%  6.70% -31.05%
-----------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity
Fund (Series I Shares)                                   -12.25% 25.67% 12.34%  6.22%  9.80%  8.12% -29.45%
-----------------------------------------------------------------------------------------------------------
Alger American Capital
Appreciation Portfolio
(Class O Shares)                  75.77% -25.81% -17.03% -34.77% 32.98%  6.78% 12.96% 17.72% 31.79% -45.85%
-----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
Wealth Strategy Portfolio
(Class B)                                                                       5.63% 12.29%  3.89% -31.23%
-----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth
Appreciation Strategy Portfolio
(Class B)                                                                       9.50% 15.81%  3.48% -44.28%
-----------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP
(Class A)                         18.83% -10.40% -13.34% -23.33% 26.49%  9.15%  3.32% 14.03%  3.92% -37.97%
-----------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP
(Class A)                         18.61%  -5.11%   0.74% -21.61% 44.54% 16.23%  2.92% 15.98% -3.17% -34.40%
-----------------------------------------------------------------------------------------------------------
Federated Fund for U.S.
Government Securities II          -1.88%   9.56%   5.64%   7.63%  1.04%  2.26%  0.71%  2.79%  4.90%   2.92%
-----------------------------------------------------------------------------------------------------------
Federated High Income Bond
Fund II (Primary Shares)           0.99% -10.20%   0.05%   0.07% 20.63%  9.02%  1.33%  9.37%  2.08% -26.96%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)
Portfolio (Service Class)         22.54%  -7.92% -13.51% -10.60% 26.69% 13.84% 15.34% 10.14% 15.97% -43.36%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth
Opportunities Portfolio
(Service Class)                    2.84% -18.25% -15.56% -22.93% 27.98%  5.67%  7.45%  3.94% 21.44% -55.65%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio
(Service Class)                   35.52% -12.21% -18.80% -31.11% 31.06%  1.92%  4.30%  5.35% 25.22% -47.92%
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade
Bond Portfolio (Service Class)                     6.90%   8.78%  3.71%  2.97%  0.77%  2.96%  2.85%  -4.60%
-----------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth
Securities Fund (Class 2)                                                              3.85% 12.84% -35.20%
-----------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund
(Class 2)                                 17.89%  -0.55%  -1.89% 30.02% 12.38%  0.30% 16.71%  2.40% -30.57%
-----------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small
Cap Equity Portfolio (Service
Shares)                            3.77%  19.49%  17.09% -18.74% 35.45% 13.40%  2.65% 14.57% -8.41% -37.30%
-----------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture
Portfolio (Class VC Shares)                                6.53% 16.48%  6.49%  0.00%  7.91%  4.80% -18.61%
-----------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
Portfolio (Class VC Shares)       15.23%  14.29%  -7.93% -19.09% 29.32% 11.19%  1.91% 15.75%  2.09% -37.25%
-----------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value
Portfolio (Class VC Shares)               50.48%   6.65% -10.95% 23.14% 22.44%  6.82% 10.78% -0.73% -40.15%
-----------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
(Class 2)                         12.11%  11.79%   5.65% -12.96% 23.52% 11.17%  9.12% 16.85%  2.13% -37.93%
-----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT
Guardian Portfolio (Class S)                                     29.70% 14.05%  6.76% 11.56%  5.74% -38.18%
-----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small
Cap Growth Portfolio
(Class S)                                                        23.45% 10.43%  1.57%  3.89% -0.80% -40.26%
-----------------------------------------------------------------------------------------------------------

       Non-standardized Annual Total Return (Option 3 with Accumulation
                          Enhancement)/1/ (continued)



-----------------------------------------------------------------------------------------------------------
      Investment Option          1999    2000    2001    2002    2003   2004   2005   2006   2007    2008
-----------------------------------------------------------------------------------------------------------
Oppenheimer Capital
Appreciation Fund/VA (Service
Shares)                                                 -28.03% 29.00%  5.24%  3.51%  6.29%  12.37% -46.37%
-----------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities
Fund/VA (Service Shares)                        -13.32% -23.37% 41.02% 17.34% 12.59% 15.85%   4.70% -41.11%
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street
Small Cap Fund(R)/VA (Service
Shares)                                                 -17.01% 42.38% 17.64%  8.30% 13.18%  -2.68% -38.81%
-----------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series    28.01% -18.85% -35.44% -25.79% 24.84%  3.61%  2.37%  1.88%   9.30% -41.55%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Aggressive
Growth                                                                                        7.03% -39.06%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Growth                                                                     6.92% -33.06%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Moderate                                                                   6.57% -16.89%
-----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset
Allocation Series: Moderate
Growth                                                                                        7.08% -26.57%
-----------------------------------------------------------------------------------------------------------
Phoenix Growth and Income
Series                           15.51%  -7.81%  -9.37% -23.52% 25.81%  9.04%  3.45% 15.66%   5.26% -35.78%
-----------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth
Series                           43.77%  12.29% -26.10% -33.38% 27.16%  5.33%  2.83%  2.78%  20.21% -44.20%
-----------------------------------------------------------------------------------------------------------
Phoenix Money Market Series       3.47%   4.67%   2.47%   0.10% -0.62% -0.52%  1.25%  3.06%   3.51%   0.92%
-----------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed
Income Series                     4.10%   5.11%   4.71%   8.57% 13.09%  5.45%  0.47%  5.46%   2.36% -19.00%
-----------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short
Term Bond Series                                                        3.97%  0.05%  4.35%   2.63% -12.50%
-----------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth
Series                                                          51.39%  0.79% 14.15% 17.91%  14.58% -45.64%
-----------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation
Series                            9.83%  -0.71%   0.54% -12.73% 18.31%  6.06%  0.47% 11.23%   4.60% -26.42%
-----------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Series                           27.84% -16.90% -25.04% -15.91% 30.15% 19.21% 17.03% 25.73%  13.44% -39.78%
-----------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real
Estate Securities Series          3.43%  29.11%   5.23%  10.62% 36.47% 32.94% 13.61% 35.29% -16.81% -37.71%
-----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Mid-Cap Value Series            -11.45%  15.40%  21.39%  -9.74% 39.14% 18.84%  6.34% 13.42%   0.67% -36.29%
-----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Small-Cap Value Series                           14.25%  -9.73% 41.99% 21.08%  6.07% 15.24%  -3.38% -38.72%
-----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen
Comstock Series                  22.73%  30.49% -19.03% -22.95% 22.27% 11.45%  4.06% 19.33%  -3.49% -36.57%
-----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity
500 Index Series                 17.30% -12.62% -13.05% -24.68% 24.59%  8.41%  2.35% 12.73%   3.50% -38.12%
-----------------------------------------------------------------------------------------------------------
PIMCO
CommodityRealReturn(TM)
Strategy Portfolio (Advisor
Class)                                                                                       21.54% -44.58%
-----------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio
(Advisor Class)                                                                               9.08%  -8.33%
-----------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio
(Advisor Class)                                                                               7.21%   3.33%
-----------------------------------------------------------------------------------------------------------

       Non-standardized Annual Total Return (Option 3 with Accumulation
                          Enhancement)/1/ (continued)



-----------------------------------------------------------------------------------------------------------
      Investment Option          1999    2000    2001    2002    2003   2004    2005   2006   2007   2008
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse
Government Long Bond
Strategy Fund                                                          -11.83% -6.47%  6.71% -5.76% -31.12%
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova
Fund                             21.67% -21.33% -24.57% -36.56% 37.39%  13.13%  2.62% 17.73% -0.19% -55.07%
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector
Rotation Fund                                                   28.22%   9.28% 12.24%  9.94% 21.14% -41.51%
-----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Balanced Fund                                                            6.05%  4.28% 10.05%  8.24% -24.94%
-----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Bond Fund                                                                3.39%  0.49%  2.36%  6.21%   2.06%
-----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Common Stock Fund                                -9.29% -18.40% 29.74%   8.23%  6.26% 14.65% 10.36% -33.91%
-----------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid
Cap Growth Fund                                 -25.25% -25.07% 40.02%  10.88%  2.43%  4.24% 22.27% -46.76%
-----------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Small Company Fund                                3.98% -15.04% 37.65%  14.41%  6.81% 14.68%  7.52% -33.17%
-----------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400
Index Portfolio (Class I)                14.40%  -2.46% -16.25% 33.00%  14.26% 10.50%  8.31%  5.99% -36.37%
-----------------------------------------------------------------------------------------------------------
Templeton Developing Markets
Securities Fund (Class 2)        51.33% -32.93%  -9.28%  -1.44% 51.02%  23.10% 25.79% 26.43% 27.10% -53.32%
-----------------------------------------------------------------------------------------------------------
Templeton Foreign Securities
Fund (Class 2)                   21.66%  -3.63% -17.09% -19.62% 30.50%  16.99%  8.74% 19.87% 13.95% -41.15%
-----------------------------------------------------------------------------------------------------------
Templeton Growth Securities
Fund (Class 2)                   19.27%   0.17%  -2.59% -19.55% 30.42%  14.52%  7.45% 20.23%  1.01% -43.07%
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and
Income Portfolio (Class II)                                             10.08%  6.00% 11.12%  2.01% -23.68%
-----------------------------------------------------------------------------------------------------------
Wanger International            123.60% -28.79% -22.30% -14.95% 46.93%  28.58% 19.95% 35.39% 14.79% -46.31%
-----------------------------------------------------------------------------------------------------------
Wanger International Select              -2.84% -27.58% -16.39% 39.40%  22.72% 14.92% 34.24% 20.19% -45.07%
-----------------------------------------------------------------------------------------------------------
Wanger Select                             8.05%   7.67%  -8.82% 29.03%  17.76%  9.06% 18.15%  7.97% -49.73%
-----------------------------------------------------------------------------------------------------------
Wanger USA                       23.47%  -9.35%   9.94% -17.89% 41.36%  16.79%  9.81%  6.48%  4.01% -40.47%
-----------------------------------------------------------------------------------------------------------


/1/ This death benefit option will not be offered after May 1, 2007.

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

Calculation of Yield and Return
--------------------------------------------------------------------------------

Yield of the Phoenix Money Market Investment Option. We calculate the yield of the Phoenix Money Market Investment Option for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.

The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The yield/return calculations include a mortality and expense risk charge equal to either .975% (Death Benefit Option 1), 1.125% (Death Benefit Option 2) or 1.275% (Death Benefit Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

The Phoenix Money Market Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.

We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:


The following examples of return/yield calculations for the Phoenix Money Market Investment Option were based on the 7-day period ending December 31, 2008:



          Contracts with Death Benefit Option 1:
          Value of hypothetical pre-existing account with
            exactly one Unit at the beginning of the
            period:....................................... $ 1.000000
          Value of the same account (excluding capital
            changes) at the end of the 7-day period:......   0.999948
          Calculation:
          Ending account value............................   0.999948
          Less beginning account value....................   1.000000
          Net change in account value.....................  -0.000052
          Base period return:
          (net change/beginning account value)............  -0.000052
          Current yield = return x (365/7) =..............     -0.27%
          Effective yield = [(1 + return) 365/7] - 1 =....     -0.27%



          Contracts with Death Benefit Option 2:
          Value of hypothetical pre-existing account with
            exactly one unit at the beginning of the
            period:....................................... $ 1.000000
          Value of the same account (excluding capital
            changes) at the end of the 7-day period:......   0.999920
          Calculation:
          Ending account value............................   0.999920
          Less beginning account value....................   1.000000
          Net change in account value.....................  -0.000080
          Base period return:
          (net change/beginning account value)............  -0.000080
          Current yield = return x (365/7) =..............     -0.42%
          Effective yield = [(1 + return) 365/7] - 1 =....     -0.42%

          Contracts with Death Benefit Option 3/1/:
          Value of hypothetical pre-existing account with
            exactly one unit at the beginning of the
            period:....................................... $ 1.000000
          Value of the same account (excluding capital
            changes) at the end of the 7-day period:......   0.999890
          Calculation:
          Ending account value............................   0.999890
          Less beginning account value....................   1.000000
          Net change in account value.....................  -0.000110
          Base period return:
          (net change/beginning account value)............  -0.000110
          Current yield = return x (365/7) =..............     -0.57%
          Effective yield = [(1 + return) 365/7] - 1 =....     -0.57%

--------
/1/ This death benefit option will not be offered after May 1, 2007.



          Contracts with Death Benefit Option 3 with
            Accumulation Enhancement/1/:
          Value of hypothetical pre-existing account with
            exactly one unit at the beginning of the
            period:....................................... $ 1.000000
          Value of the same account (excluding capital
            changes) at the end of the 7-day period:......   0.999911
          Calculation:
          Ending account value............................   0.999911
          Less beginning account value....................   1.000000
          Net change in account value.....................  -0.000089
          Base period return:
          (net change/beginning account value)............  -0.000089
          Current yield = return x (365/7) =..............     -0.46%
          Effective yield = [(1 + return) 365/7] - 1 =....     -0.46%

--------
/1/ This death benefit option will not be offered after May 1, 2007.

Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the investment option;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the n/th/ root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)/(1/n)/) - 1

Where:

          II   =   a hypothetical initial payment of $1,000
          R    =   average annual total return for the period
          n    =   number of years in the period
          ERV  =   ending redeemable value of the hypothetical $1,000
                   for the period [see (2) and (3) above]

We normally calculate total return for one-, five- and ten-year periods for each investment option. If an investment option has not been available for at least 10 years, we will provide total returns for other relevant periods.

Performance Information
Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

   The Dow Jones Industrial Average/SM/ ("DJIA")
   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index
   Standard & Poor's 500 Index(R) ("S&P 500")

Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

   Lipper Analytical Services
   Morningstar, Inc.
   Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

   Barron's
   Business Week
   Changing Times
   Consumer Reports
   Financial Planning
   Financial Services Weekly
   Forbes
   Fortune
   Investor's Business Daily
   Money
   Personal Investor
   Registered Representative
   The New York Times
   The Wall Street Journal
   U.S. News and World Report

A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

   The Dow Jones Industrial Average/SM/ ("DJIA")
   First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index
   S&P 500

The Dow Jones Industrial Average/SM/ (DJIA/SM/) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA/SM/ are both widely held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA/SM/.

The S&P 500 is a free-float market capitalization-weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value

(share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average/SM/) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

Calculation of Annuity Payments
--------------------------------------------------------------------------------

See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

Fixed Annuity Payments
Fixed annuity payments are determined by the total dollar value for all investment options' accumulation units, all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity payment option selected.

The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM--The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H, the guaranteed interest rate is 3%.

It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

Variable Annuity Payments
Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected annuity payment option in each Investment option, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each investment option.

In each investment option, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that investment option by the annuity unit value for that investment option on the first payment calculation date. Thereafter, the number of fixed annuity units in each investment option remains unchanged unless you transfer funds to or from the investment option. If you transfer funds to or from an investment option, the number of fixed annuity units will change in proportion to the change in value of the investment option as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

Second and subsequent payments are determined by multiplying the number of fixed annuity units for each investment option by the annuity unit value for that investment option on the payment calculation date. The total payment will equal the sum of the amounts provided by each investment option. The amount of second and subsequent payments will vary with the investment experience of the investment options and may be either higher or lower than the first payment.

Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

Under Annuity Payment Options I, J, M and N, the applicable payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

Experts
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2008 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life Insurance Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


Michele Drummey, Counsel, Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations in connection with the contracts described in this prospectus.

                                                                    (Version E)

                          Phoenix Spectrum Edge(R)/+/

        Phoenix Life Variable Accumulation Account ("Separate Account")

                        Phoenix Life Insurance Company

                Variable Accumulation Deferred Annuity Contract


 STATEMENT OF ADDITIONAL INFORMATION                              May 1, 2009


                               -----------------


         Home Office:                           Phoenix Life Insurance Company
         One American Row                       Annuity Operations Division
         Hartford, Connecticut 06102-5056       PO Box 8027
                                                Boston, Massachusetts 02266-8027



This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2009. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.


                               -----------------

                               TABLE OF CONTENTS


                                       Page
-------------------------------------------

Phoenix Life Insurance Company........    2
Underwriter...........................    2
Services..............................    2
Information Sharing Agreements........    3
Performance History...................    3
Calculation of Yield and Return.......   12
Calculation of Annuity Payments.......   13
Experts...............................   14
Separate Account Financial Statements. SA-1
Company Financial Statements..........  F-1

Phoenix Life Insurance Company
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and main administrative offices are at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Underwriter
--------------------------------------------------------------------------------


Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated February 5, 2009. PEPCO is a directly wholly owned subsidiary of PFG Holdings, Inc. ("PFG"). PFG is an indirectly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix. PEPCO's business address is One American Row, Hartford, CT 06102.

PEPCO, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions.


Services
--------------------------------------------------------------------------------

Servicing Agent
The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The total administrative service fees paid by the fund for the last three fiscal years were based on a percentage of the Fund's average daily net assets as follows:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                               $1.7 million
 -----------------------------------------------------------------------------
                 2007                               $1.7 million
 -----------------------------------------------------------------------------
                 2008                               $1.3 million
 -----------------------------------------------------------------------------



For 2009, there was a change in the fee structure and The Phoenix Edge Series Fund will reimburse Phoenix Life Insurance Company a flat fee rate of $1.6 million, which will be paid on a weighted average basis based on the net asset value of each Fund.


Other Service Providers
Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the contract owner, for use in conjunction with the contract. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                 $101,000
 -----------------------------------------------------------------------------
                 2007                                 $ 95,000
 -----------------------------------------------------------------------------
                 2008                                 $ 70,000
 -----------------------------------------------------------------------------



Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing claims, premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                $177,316.43
 -----------------------------------------------------------------------------
                 2007                                $352,306.86
 -----------------------------------------------------------------------------
                 2008                                $355,003.04
 -----------------------------------------------------------------------------



Under an Administrative and Accounting Services Agreement between PNC Global Investment Servicing (PNC) (formerly PFPC, INC.) and the Company, PNC provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PNC fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PNC the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                $537,086.62
 -----------------------------------------------------------------------------
                 2007                                $560,416.07
 -----------------------------------------------------------------------------
                 2008                                $511,823.50
 -----------------------------------------------------------------------------



Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (collectively the "Phoenix Companies") have entered into an agreement with Alliance-One Services, Inc. 8616 Freeport Parkway, Irving, Texas 75063 ("Alliance-One") wherein Alliance-One has agreed to provide the Phoenix Companies with claim processing services.

Alliance-One began providing claim processing services to the Phoenix Companies during the 2008 calendar year and was paid $42,500 in 2008 for rendering such services.

Information Sharing Agreements
--------------------------------------------------------------------------------

Phoenix has entered into information sharing agreements with the underlying funds as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to monitor, and, if necessary, warn and restrict policy owners who may be engaging in disruptive trading practices as determined by Phoenix or the underlying funds in accordance with their established policies.


Performance History
--------------------------------------------------------------------------------

From time to time, the Separate Account may include the performance history of any or all investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market Investment Option, as yield of the Phoenix Multi-Sector Fixed Income Investment Option and as total return of any investment option. For the Phoenix Multi-Sector Fixed Income Investment Option, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

When an investment option advertises its average annual total return, it usually will be calculated for one, five and ten years or since inception if the investment option has not been in existence for at least 10 years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges, except for premium taxes (which vary by state).

Standardized performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

Non-Standardized Performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

For those investment options within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotations may show the investment performance such investment option would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

Standardized Average Annual Total Return for the Period Ended December 31, 2008
       for 7-Year Surrender Charge Contracts with Death Benefit Option 1



-----------------------------------------------------------------------------------------------------------------
                                                                  Inception                               Since
                       Investment Option                            Date*    One Year 5 Years Ten Years Inception
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I Shares)               3/30/2001 -46.87%  -6.26%              -4.76%
-----------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                                10/29/2001 -41.93%  -4.21%              -2.16%
-----------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                                  3/24/2008                             -33.22%
-----------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                   7/15/1999  -3.39%   2.21%               3.87%
-----------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II (Primary Shares)                7/15/1999 -31.60%  -2.60%              -0.47%
-----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)             6/5/2000 -46.98%  -1.55%              -1.64%
-----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio (Service Class)      6/5/2000 -58.51%  -9.17%              -8.91%
-----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)                    6/5/2000 -51.26%  -6.61%              -8.77%
-----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio (Service Class)    1/29/2007 -10.63%                      -3.54%
-----------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                          4/28/2006 -34.99%                      -9.98%
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio (Class VC Shares)             4/20/2005 -23.77%                      -2.23%
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio (Class VC Shares)          4/20/2005 -41.25%                      -6.63%
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio (Class VC Shares)              4/20/2005 -43.97%                      -8.47%
-----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                             5/1/2000 -41.89%  -2.64%               1.34%
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio (Class S)                  4/28/2006 -42.12%                     -14.39%
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio (Class S)          4/28/2006 -44.08%                     -20.24%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA (Service Shares)          4/28/2006 -49.81%                     -18.13%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (Service Shares)             4/28/2006 -44.87%                     -16.01%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares)      4/28/2006 -42.72%                     -19.04%
-----------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                     12/31/1982 -45.29%  -7.66%   -8.18%      7.08%
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth          2/3/2006 -42.95%                     -11.80%
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                     2/3/2006 -37.33%                      -9.68%
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                   2/3/2006 -22.16%                      -4.14%
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth            2/3/2006 -31.23%                      -7.06%
-----------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                    3/2/1998 -39.87%  -3.01%   -1.99%     -0.21%
-----------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                       3/2/1998 -47.78%  -6.20%   -2.78%     -0.85%
-----------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                        10/8/1982  -5.40%   1.11%    1.81%      3.79%
-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                          12/31/1982 -24.14%  -2.06%    2.70%      6.34%
-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                         6/2/2003 -18.04%  -1.06%              -0.39%
-----------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                    8/12/2002 -49.12%  -3.84%               3.91%
-----------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                9/17/1984 -31.09%  -2.36%    0.32%      7.23%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                               5/1/1990 -43.62%   3.24%    0.43%      4.62%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                 5/1/1995 -41.68%   0.65%    8.48%      9.01%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                      3/2/1998 -40.35%  -2.20%    3.68%      2.13%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                  11/20/2000 -42.63%  -3.13%               3.93%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                  3/2/1998 -40.61%  -3.79%    0.36%      1.20%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                         7/14/1997 -42.07%  -4.87%   -3.95%     -0.75%
-----------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio (Advisor Class)   4/28/2006 -48.13%                     -16.72%
-----------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                        4/28/2006 -14.13%                      -1.12%
-----------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)                       4/28/2006  -2.98%                       3.62%
-----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                           9/10/2007 -29.71%                     -22.03%
-----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                               9/10/2007  -4.26%                      -0.98%
-----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                       9/10/2007 -38.12%                     -29.00%
-----------------------------------------------------------------------------------------------------------------

Standardized Average Annual Total Return for the Period Ended December 31, 2008 for 7-Year Surrender Charge Contracts with Death Benefit Option 1 (continued)



------------------------------------------------------------------------------------------------------
                                                        Inception                              Since
                  Investment Option                       Date*   One Year 5 Years Ten Years Inception
------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund          9/10/2007 -50.17%                     -37.08%
------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund           9/10/2007 -37.43%                     -28.83%
------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio (Class I)         3/24/2008                             -36.04%
------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund (Class 2)   5/1/1997 -56.33%   2.58%    4.78%     -1.67%
------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)              5/1/1997 -44.91%  -0.07%    0.42%      1.72%
------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)               5/1/2000 -46.72%  -3.70%              -1.07%
------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio (Class II)   4/28/2006 -28.53%                      -8.10%
------------------------------------------------------------------------------------------------------
Wanger International                                     5/1/1995 -49.75%   4.77%    7.16%     10.46%
------------------------------------------------------------------------------------------------------
Wanger International Select                              2/1/1999 -48.59%   4.14%               6.52%
------------------------------------------------------------------------------------------------------
Wanger Select                                            2/1/1999 -52.96%  -4.32%               4.19%
------------------------------------------------------------------------------------------------------
Wanger USA                                               5/1/1995 -44.27%  -3.82%    1.92%      7.79%
------------------------------------------------------------------------------------------------------



* Date investment option was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions in year one and year five, respectively. Surrender charges are based on the age of the deposit. Investment options are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

Standardized Average Annual Total Return for the Period Ended December 31, 2008
       for 7-Year Surrender Charge Contracts with Death Benefit Option 2



-----------------------------------------------------------------------------------------------------------------
                                                                  Inception                               Since
                       Investment Option                            Date*    One Year 5 Years Ten Years Inception
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I Shares)               3/30/2001 -46.95%  -6.40%              -4.90%
-----------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                                10/29/2001 -42.02%  -4.35%              -2.31%
-----------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                                  3/24/2008                             -33.30%
-----------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                   7/15/1999  -3.54%   2.06%               3.72%
-----------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II (Primary Shares)                7/15/1999 -31.70%  -2.75%              -0.62%
-----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)             6/5/2000 -47.07%  -1.70%              -1.79%
-----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio (Service Class)      6/5/2000 -58.57%  -9.31%              -9.05%
-----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)                    6/5/2000 -51.34%  -6.75%              -8.91%
-----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio (Service Class)    1/29/2007 -10.77%                      -3.69%
-----------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                          4/28/2006 -35.09%                     -10.11%
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio (Class VC Shares)             4/20/2005 -23.88%                      -2.38%
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio (Class VC Shares)          4/20/2005 -41.34%                      -6.77%
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio (Class VC Shares)              4/20/2005 -44.05%                      -8.61%
-----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                             5/1/2000 -41.98%  -2.79%               1.19%
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio (Class S)                  4/28/2006 -42.21%                     -14.52%
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio (Class S)          4/28/2006 -44.16%                     -20.36%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA (Service Shares)          4/28/2006 -49.88%                     -18.25%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (Service Shares)             4/28/2006 -44.95%                     -16.14%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares)      4/28/2006 -42.80%                     -19.16%
-----------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                     12/31/1982 -45.37%  -7.80%   -8.32%      6.92%
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth          2/3/2006 -43.04%                     -11.93%
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                     2/3/2006 -37.42%                      -9.82%
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                   2/3/2006 -22.28%                      -4.28%
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth            2/3/2006 -31.34%                      -7.20%
-----------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                    3/2/1998 -39.96%  -3.16%   -2.14%     -0.36%
-----------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                       3/2/1998 -47.86%  -6.34%   -2.93%     -1.00%
-----------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                        10/8/1982  -5.55%   0.96%    1.66%      3.63%
-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                          12/31/1982 -24.25%  -2.21%    2.54%      6.18%
-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                         6/2/2003 -18.17%  -1.21%              -0.54%
-----------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                    8/12/2002 -49.20%  -3.99%               3.75%
-----------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                9/17/1984 -31.20%  -2.51%    0.17%      7.07%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                               5/1/1990 -43.71%   3.08%    0.28%      4.47%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                 5/1/1995 -41.77%   0.50%    8.31%      8.84%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                      3/2/1998 -40.44%  -2.35%    3.52%      1.98%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                  11/20/2000 -42.72%  -3.28%               3.77%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                  3/2/1998 -40.70%  -3.93%    0.21%      1.05%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                         7/14/1997 -42.16%  -5.01%   -4.10%     -0.90%
-----------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio (Advisor Class)   4/28/2006 -48.21%                     -16.84%
-----------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                        4/28/2006 -14.26%                      -1.28%
-----------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)                       4/28/2006  -3.14%                       3.46%
-----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                           9/10/2007 -29.82%                     -22.15%
-----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                               9/10/2007  -4.41%                      -1.13%
-----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                       9/10/2007 -38.22%                     -29.11%
-----------------------------------------------------------------------------------------------------------------

Standardized Average Annual Total Return for the Period Ended December 31, 2008 for 7-Year Surrender Charge Contracts with Death Benefit Option 2 (continued)



------------------------------------------------------------------------------------------------------
                                                        Inception                              Since
                  Investment Option                       Date*   One Year 5 Years Ten Years Inception
------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund          9/10/2007 -50.25%                     -37.18%
------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund           9/10/2007 -37.52%                     -28.94%
------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio (Class I)         3/24/2008                             -36.11%
------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund (Class 2)   5/1/1997 -56.39%   2.43%    4.62%     -1.81%
------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)              5/1/1997 -45.00%  -0.23%    0.27%      1.57%
------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)               5/1/2000 -46.80%  -3.85%              -1.22%
------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio (Class II)   4/28/2006 -28.64%                      -8.23%
------------------------------------------------------------------------------------------------------
Wanger International                                     5/1/1995 -49.83%   4.60%    7.00%     10.29%
------------------------------------------------------------------------------------------------------
Wanger International Select                              2/1/1999 -48.67%   3.98%               6.36%
------------------------------------------------------------------------------------------------------
Wanger Select                                            2/1/1999 -53.03%  -4.47%               4.04%
------------------------------------------------------------------------------------------------------
Wanger USA                                               5/1/1995 -44.36%  -3.97%    1.77%      7.63%
------------------------------------------------------------------------------------------------------



* Date investment option was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions in year one and year five, respectively. Surrender charges are based on the age of the deposit. Investment options are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

                Non-standardized Annual Total Return (Option 1)



------------------------------------------------------------------------------------------------------------------
           Investment Option              1999   2000    2001    2002    2003   2004   2005   2006   2007   2008
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
(Series I Shares)                        42.89% -11.97% -24.20% -25.26% 27.98%  5.35%  7.54%  5.04% 10.67% -43.18%
------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP
(Class A)                                18.95% -10.31% -13.26% -23.25% 26.63%  9.27%  3.43% 14.15%  4.03% -37.91%
------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP
(Class A)                                18.73%  -5.02%   0.84% -21.53% 44.68% 16.35%  3.02% 16.09% -3.08% -34.34%
------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S.
Government Securities II                 -1.78%   9.67%   5.74%   7.74%  1.14%  2.37%  0.81%  2.90%  5.01%   3.03%
------------------------------------------------------------------------------------------------------------------
Federated High Income Bond
Fund II (Primary Shares)                  1.10% -10.11%   0.15%   0.18% 20.76%  9.14%  1.43%  9.49%  2.18% -26.88%
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio
(Service Class)                          22.67%  -7.83% -13.42% -10.51% 26.82% 13.96% 15.46% 10.26% 16.09% -43.30%
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities
Portfolio (Service Class)                 2.94% -18.17% -15.48% -22.85% 28.11%  5.78%  7.57%  4.05% 21.56% -55.60%
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio
(Service Class)                          35.65% -12.13% -18.72% -31.03% 31.20%  2.03%  4.42%  5.46% 25.35% -47.87%
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade
Bond Portfolio (Service Class)                            7.00%   8.89%  3.81%  3.07%  0.87%  3.06%  2.96%  -4.50%
------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund
(Class 2)                                        18.01%  -0.45%  -1.79% 30.15% 12.49%  0.40% 16.83%  2.51% -30.50%
------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture
Portfolio (Class VC Shares)                                       6.64% 16.60%  6.60%  0.10%  8.03%  4.91% -18.52%
------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
Portfolio (Class VC Shares)              15.35%  14.40%  -7.84% -19.01% 29.45% 11.31%  2.02% 15.88%  2.19% -37.19%
------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value
Portfolio (Class VC Shares)                      50.63%   6.76% -10.86% 23.27% 22.56%  6.93% 10.90% -0.63% -40.08%
------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
(Class 2)                                12.22%  11.90%   5.75% -12.87% 23.66% 11.29%  9.24% 16.97%  2.23% -37.86%
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian
Portfolio (Class S)                                                     29.82% 14.17%  6.86% 11.68%  5.85% -38.12%
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap
Growth Portfolio (Class S)                                              23.57% 10.54%  1.67%  4.00% -0.70% -40.20%
------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
Fund/VA (Service Shares)                                        -27.96% 29.13%  5.34%  3.62%  6.40% 12.49% -46.31%
------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities
Fund/VA (Service Shares)                                -13.23% -23.29% 41.16% 17.46% 12.70% 15.97%  4.80% -41.05%
------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small
Cap Fund(R)/VA (Service Shares)                                 -16.93% 42.53% 17.75%  8.41% 13.29% -2.58% -38.75%
------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series            28.14% -18.77% -35.38% -25.71% 24.98%  3.72%  2.48%  1.99%  9.42% -41.49%
------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Aggressive Growth                                                                            7.14% -39.00%
------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Growth                                                                                       7.03% -33.00%
------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Moderate                                                                                     6.68% -16.81%
------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Moderate Growth                                                                              7.19% -26.49%
------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income
Series                                   15.62%  -7.72%  -9.27% -23.44% 25.95%  9.15%  3.56% 15.79%  5.37% -35.71%
------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series            43.92%  12.40% -26.03% -33.31% 27.30%  5.45%  2.94%  2.89% 20.33% -44.15%
------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series               3.58%   4.78%   2.57%   0.21% -0.52% -0.41%  1.36%  3.17%  3.62%   1.02%
------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income
Series                                    4.20%   5.21%   4.81%   8.68% 13.21%  5.56%  0.57%  5.57%  2.46% -18.92%
------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
        Investment Option            1999    2000    2001    2002    2003   2004   2005   2006   2007    2008
---------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term
Bond Series                                                                 4.07%  0.16%  4.46%   2.73% -12.41%
---------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                     51.56%  0.90% 14.27% 18.03%  14.70% -45.59%
---------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation
Series                                9.94%  -0.61%   0.64% -12.64% 18.44%  6.17%  0.58% 11.35%   4.71% -26.34%
---------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Series                               27.97% -16.82% -24.96% -15.83% 30.29% 19.34% 17.16% 25.86%  13.56% -39.72%
---------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real
Estate Securities Series              3.53%  29.24%   5.34%  10.74% 36.62% 33.08% 13.73% 35.44% -16.73% -37.64%
---------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Mid-Cap Value Series                -11.36%  15.52%  21.51%  -9.64% 39.29% 18.97%  6.45% 13.54%   0.77% -36.23%
---------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Small-Cap Value Series                               14.37%  -9.63% 42.15% 21.21%  6.18% 15.36%  -3.28% -38.66%
---------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock
Series                               22.86%  30.62% -18.95% -22.87% 22.40% 11.56%  4.17% 19.46%  -3.39% -36.50%
---------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500
Index Series                         17.42% -12.53% -12.97% -24.60% 24.73%  8.52%  2.46% 12.85%   3.61% -38.06%
---------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM)
Strategy Portfolio (Advisor Class)                                                               21.66% -44.53%
---------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio
(Advisor Class)                                                                                   9.20%  -8.24%
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio
(Advisor Class)                                                                                   7.33%   3.44%
---------------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Balanced Fund                                                               6.16%  4.39% 10.16%   8.35% -24.87%
---------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond
Fund                                                                        3.50%  0.59%  2.47%   6.31%   2.16%
---------------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Common Stock Fund                                    -9.20% -18.32% 29.87%  8.34%  6.36% 14.76%  10.48% -33.84%
---------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid
Cap Growth Fund                                     -25.17% -25.00% 40.16% 10.99%  2.53%  4.34%  22.39% -46.70%
---------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small
Company Fund                                          4.09% -14.95% 37.78% 14.53%  6.92% 14.79%   7.62% -33.10%
---------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index
Portfolio (Class I)                          14.51%  -2.36% -16.16% 33.14% 14.38% 10.61%  8.41%   6.10% -36.31%
---------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
Securities Fund (Class 2)            51.48% -32.86%  -9.19%  -1.34% 51.17% 23.22% 25.91% 26.57%  27.24% -53.27%
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities
Fund (Class 2)                       21.78%  -3.53% -17.01% -19.54% 30.64% 17.11%  8.86% 20.00%  14.07% -41.09%
---------------------------------------------------------------------------------------------------------------
Templeton Growth Securities
Fund (Class 2)                       19.40%   0.27%  -2.49% -19.47% 30.56% 14.64%  7.57% 20.36%   1.12% -43.02%
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and
Income Portfolio (Class II)                                                10.19%  6.10% 11.24%   2.12% -23.61%
---------------------------------------------------------------------------------------------------------------
Wanger International                123.82% -28.72% -22.22% -14.86% 47.09% 28.71% 20.08% 35.53%  14.91% -46.25%
---------------------------------------------------------------------------------------------------------------
Wanger International Select                  -2.75% -27.51% -16.31% 39.55% 22.85% 15.04% 34.38%  20.32% -45.02%
---------------------------------------------------------------------------------------------------------------
Wanger Select                                 8.15%   7.78%  -8.72% 29.17% 17.88%  9.18% 18.28%   8.08% -49.68%
---------------------------------------------------------------------------------------------------------------
Wanger USA                           23.59%  -9.26%  10.05% -17.81% 41.51% 16.92%  9.93%  6.59%   4.12% -40.41%
---------------------------------------------------------------------------------------------------------------


Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

                Non-standardized Annual Total Return (Option 2)



------------------------------------------------------------------------------------------------------------------
           Investment Option              1999   2000    2001    2002    2003   2004   2005   2006   2007   2008
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
(Series I Shares)                        42.68% -12.10% -24.32% -25.38% 27.78%  5.19%  7.38%  4.88% 10.50% -43.27%
------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP
(Class A)                                18.77% -10.45% -13.39% -23.36% 26.44%  9.11%  3.28% 13.98%  3.87% -38.00%
------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP
(Class A)                                18.56%  -5.16%   0.69% -21.65% 44.47% 16.18%  2.87% 15.92% -3.22% -34.44%
------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S.
Government Securities II                 -1.93%   9.50%   5.58%   7.58%  0.99%  2.22%  0.66%  2.75%  4.85%   2.87%
------------------------------------------------------------------------------------------------------------------
Federated High Income Bond
Fund II (Primary Shares)                  0.94% -10.24%   0.00%   0.03% 20.58%  8.97%  1.28%  9.32%  2.03% -26.99%
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio
(Service Class)                          22.48%  -7.96% -13.55% -10.64% 26.63% 13.79% 15.28% 10.10% 15.92% -43.39%
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth
Opportunities Portfolio
(Service Class)                           2.79% -18.29% -15.60% -22.97% 27.92%  5.62%  7.41%  3.89% 21.38% -55.67%
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio
(Service Class)                          35.45% -12.26% -18.84% -31.14% 31.00%  1.87%  4.26%  5.30% 25.15% -47.95%
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade
Bond Portfolio (Service Class)                            6.84%   8.72%  3.65%  2.92%  0.72%  2.91%  2.80%  -4.65%
------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund
(Class 2)                                        17.83%  -0.60%  -1.94% 29.95% 12.32%  0.25% 16.66%  2.35% -30.61%
------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture
Portfolio (Class VC Shares)                                       6.48% 16.42%  6.44% -0.05%  7.87%  4.75% -18.65%
------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
Portfolio (Class VC Shares)              15.17%  14.23%  -7.98% -19.13% 29.26% 11.14%  1.87% 15.71%  2.04% -37.28%
------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value
Portfolio (Class VC Shares)                      50.40%   6.60% -10.99% 23.08% 22.37%  6.77% 10.73% -0.78% -40.17%
------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
(Class 2)                                12.06%  11.74%   5.60% -13.00% 23.47% 11.12%  9.08% 16.80%  2.08% -37.96%
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian
Portfolio (Class S)                                                     29.63% 14.00%  6.70% 11.51%  5.69% -38.21%
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small
Cap Growth Portfolio (Class S)                                          23.39% 10.37%  1.52%  3.84% -0.85% -40.29%
------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
Fund/VA (Service Shares)                                        -28.07% 28.94%  5.18%  3.46%  6.24% 12.32% -46.40%
------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities
Fund/VA (Service Shares)                                -13.36% -23.41% 40.95% 17.28% 12.53% 15.79%  4.65% -41.14%
------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small
Cap Fund(R)/VA (Service Shares)                                 -17.06% 42.31% 17.58%  8.25% 13.12% -2.73% -38.84%
------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series            27.95% -18.89% -35.47% -25.82% 24.79%  3.56%  2.33%  1.84%  9.25% -41.58%
------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Aggressive Growth                                                                            6.98% -39.09%
------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Growth                                                                                       6.87% -33.10%
------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Moderate                                                                                     6.52% -16.93%
------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation
Series: Moderate Growth                                                                              7.03% -26.60%
------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income
Series                                   15.45%  -7.86%  -9.41% -23.56% 25.76%  8.99%  3.40% 15.62%  5.21% -35.81%
------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series            43.70%  12.23% -26.14% -33.41% 27.11%  5.29%  2.79%  2.74% 20.15% -44.23%
------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series               3.42%   4.62%   2.41%   0.06% -0.67% -0.56%  1.21%  3.02%  3.46%   0.87%
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
       Investment Option           1999    2000    2001    2002    2003   2004   2005   2006   2007    2008
-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed
Income Series                       4.04%   5.06%   4.65%   8.52% 13.04%  5.40%  0.42%  5.41%   2.31% -19.04%
-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term
Bond Series                                                               3.92%  0.01%  4.30%   2.58% -12.55%
-------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth
Series                                                            51.33%  0.75% 14.10% 17.86%  14.52% -45.67%
-------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation
Series                              9.77%  -0.76%   0.49% -12.77% 18.27%  6.01%  0.43% 11.18%   4.55% -26.45%
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Series                             27.78% -16.94% -25.08% -15.95% 30.10% 19.16% 16.98% 25.67%  13.39% -39.81%
-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real
Estate Securities Series            3.38%  29.05%   5.18%  10.58% 36.42% 32.88% 13.56% 35.23% -16.85% -37.74%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Mid-Cap Value Series              -11.49%  15.34%  21.33%  -9.78% 39.09% 18.79%  6.29% 13.37%   0.62% -36.32%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
Small-Cap Value Series                             14.20%  -9.77% 41.93% 21.03%  6.02% 15.19%  -3.43% -38.75%
-------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock
Series                             22.67%  30.42% -19.07% -22.98% 22.22% 11.40%  4.02% 19.28%  -3.54% -36.60%
-------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500
Index Series                       17.24% -12.66% -13.10% -24.71% 24.54%  8.36%  2.30% 12.68%   3.45% -38.16%
-------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM)
Strategy Portfolio (Advisor
Class)                                                                                         21.48% -44.61%
-------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio
(Advisor Class)                                                                                 9.03%  -8.38%
-------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio
(Advisor Class)                                                                                 7.16%   3.28%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Balanced Fund                                                             6.00%  4.23% 10.00%   8.19% -24.98%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond
Fund                                                                      3.34%  0.44%  2.31%   6.15%   2.00%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products
Common Stock Fund                                  -9.34% -18.44% 29.67%  8.18%  6.21% 14.59%  10.31% -33.94%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid
Cap Growth Fund                                   -25.29% -25.11% 39.95% 10.82%  2.38%  4.19%  22.20% -46.78%
-------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small
Company Fund                                        3.93% -15.08% 37.58% 14.35%  6.76% 14.62%   7.46% -33.21%
-------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index
Portfolio (Class I)                        14.34%  -2.50% -16.29% 32.94% 14.20% 10.45%  8.25%   5.94% -36.41%
-------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
Securities Fund (Class 2)          51.25% -32.96%  -9.33%  -1.49% 50.94% 23.04% 25.72% 26.38%  27.04% -53.34%
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities
Fund (Class 2)                     21.60%  -3.68% -17.14% -19.66% 30.44% 16.94%  8.70% 19.82%  13.90% -41.18%
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities
Fund (Class 2)                     19.22%   0.12%  -2.64% -19.59% 30.37% 14.47%  7.41% 20.18%   0.96% -43.10%
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and
Income Portfolio (Class II)                                              10.02%  5.94% 11.07%   1.96% -23.72%
-------------------------------------------------------------------------------------------------------------
Wanger International              123.49% -28.82% -22.34% -14.99% 46.87% 28.52% 19.90% 35.33%  14.74% -46.34%
-------------------------------------------------------------------------------------------------------------
Wanger International Select                -2.89% -27.61% -16.43% 39.35% 22.67% 14.87% 34.18%  20.14% -45.10%
-------------------------------------------------------------------------------------------------------------
Wanger Select                               7.99%   7.61%  -8.86% 28.98% 17.70%  9.01% 18.10%   7.91% -49.75%
-------------------------------------------------------------------------------------------------------------
Wanger USA                         23.41%  -9.40%   9.88% -17.93% 41.30% 16.74%  9.77%  6.43%   3.96% -40.50%
-------------------------------------------------------------------------------------------------------------


Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

Calculation of Yield and Return
--------------------------------------------------------------------------------

Yield of the Phoenix Money Market Investment option. We calculate the yield of the Phoenix Money Market Investment Option for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.

The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The yield/return calculations include a mortality and expense risk charge equal to either 0.975% (Death Benefit Option 1) or 1.125% (Death Benefit Option 2) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

The Phoenix Money Market Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.

We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:


The following examples of return/yield calculations for the Phoenix Money Market Investment Option were based on the 7-day period ending December 31, 2008:



          Contracts with Death Benefit Option 1
          Value of hypothetical pre-existing account with
            exactly one Unit at the beginning of the
            period:....................................... $ 1.000000
          Value of the same account (excluding capital
            changes) at the end of the 7-day period:......   0.999930
          Calculation:
          Ending account value............................   0.999930
          Less beginning account value....................   1.000000
          Net change in account value.....................  -0.000070
          Base period return:
           (net change/beginning account value)...........  -0.000070
          Current yield = return x (365/7) =..............     -0.37%
          Effective yield = [(1 + return)/365/7/] -1 =....     -0.36%


         Contracts with Death Benefit Option 2:
         Value of hypothetical pre-existing account with
           exactly one unit at the beginning of the period:. $ 1.000000
         Value of the same account (excluding capital
           changes) at the end of the 7-day period:.........   0.999900
         Calculation:
         Ending account value...............................   0.999900
         Less beginning account value.......................   1.000000
         Net change in account value........................  -0.000100
         Base period return:
          (net change/beginning account value)..............  -0.000100
         Current yield = return x (365/7) =.................     -0.52%
         Effective yield = [(1 + return)/365/7/] -1 =.......     -0.52%


Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the investment option;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the n/th/ root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)/(1/n)/) - 1

Where:

II   =   a hypothetical initial payment of $1,000
R    =   average annual total return for the period
n    =   number of years in the period
ERV  =   ending redeemable value of the hypothetical $1,000 for the period [see
         (2) and (3) above]

We normally calculate total return for one-, five- and ten-year periods for each investment option. If an investment option has not been available for at least 10 years, we will provide total returns for other relevant periods.

Performance Information
Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

   The Dow Jones Industrial Average/SM/("DJIA")
   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index
   Standard & Poor's 500 Index(R) ("S&P 500")

Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

   Lipper Analytical Services
   Morningstar, Inc.
   Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

   Barron's
   Business Week
   Changing Times
   Consumer Reports
   Financial Planning
   Financial Services Weekly
   Forbes
   Fortune
   Investor's Business Daily
   Money
   Personal Investor
   Registered Representative
   The New York Times
   The Wall Street Journal
   U.S. News and World Report

A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

   The Dow Jones Industrial Average/SM/
   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index
   S&P 500

The Dow Jones Industrial Average/SM/ (DJIA/SM/) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA/SM/ are both widely held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA/SM /.

The S&P 500 is a free-float market capitalization-weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average/SM/) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

Calculation of Annuity Payments
--------------------------------------------------------------------------------

See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

Fixed Annuity Payments
Fixed annuity payments are determined by the total dollar value for all investment options' accumulation units, all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity payment option selected.

The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM--The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H, the guaranteed interest rate is 3%.

It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

Variable Annuity Payments
Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected annuity payment option in each Investment option, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each investment option.

In each investment option, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that investment option by the annuity unit value for that investment option on the first payment calculation date. Thereafter, the number of fixed annuity units in each investment option remains unchanged unless you transfer funds to or from the investment option. If you transfer funds to or from a investment option, the number of fixed annuity units will change in proportion to the change in value of the investment option as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

Second and subsequent payments are determined by multiplying the number of fixed annuity units for each investment option by the annuity unit value for that investment option on the payment calculation date. The total payment will equal the sum of the amounts provided by each investment option. The amount of second and subsequent payments will vary with the investment experience of the investment options and may be either higher or lower than the first payment.

Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

Under Annuity Payment Options I, J, M and N, the applicable payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

Experts
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2008 and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Michele Drummey, Counsel, Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations laws in connection with the contracts described in this prospectus.

[LOGO]
PHOENIX



--------------------------------------------------------------------------------
                                                                  ANNUAL REPORT

                                                          PHOENIX LIFE VARIABLE

                                                           ACCUMULATION ACCOUNT

                                                              December 31, 2008

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008



                                                               AIM V.I. Capital   AIM V.I. Core Equity  AIM V.I. Mid Cap
                                                              Appreciation Fund -   Fund - Series I    Core Equity Fund -
                                                                Series I Shares          Shares         Series I Shares
                                                              ------------------- -------------------- ------------------
Assets:
   Investments at fair value                                   $      1,641,122     $        567,909    $      1,019,522
                                                              ------------------- -------------------- ------------------
   Total Assets                                                $      1,641,122     $        567,909    $      1,019,522
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -     $              -    $              -
                                                              ------------------- -------------------- ------------------
         Total Net Assets                                      $      1,641,122     $        567,909    $      1,019,522
                                                              =================== ==================== ==================
Net Assets:
   Accumulation Units                                          $      1,641,122     $        567,909    $      1,019,522
   Contracts in payout (annuitization period)                  $              -     $              -    $              -
                                                              ------------------- -------------------- ------------------
         Total Net Assets                                      $      1,641,122     $        567,909    $      1,019,522
                                                              =================== ==================== ==================
                                                              =================== ==================== ==================
         Units Outstanding                                            2,417,180              709,021           1,125,843
                                                              =================== ==================== ==================
   Investment shares held                                                97,166               28,754             118,687
   Investments at cost                                         $      1,996,612     $        712,661    $      1,498,073

         Unit Value
             Asset Manager Option 1                            $              -     $              -    $              -
             Asset Manager Option 2                            $              -     $              -    $              -
             Big Edge                                          $           0.67     $           0.81    $           0.92
             Freedom Edge(R)                                   $              -     $              -    $           0.89
             Group Strategic Edge(R)                           $           0.62     $           0.80    $           0.91
             Phoenix Dimensions(R) Option 1                    $              -     $              -    $              -
             Phoenix Dimensions(R) Option 2                    $           0.72     $              -    $              -
             Phoenix Dimensions(R) Option 3                    $              -     $              -    $              -
             Phoenix Dimensions(R) Option 4                    $              -     $              -    $              -
             Phoenix Income Choice(R)                          $              -     $              -    $              -
             Phoenix Investor's Edge(R) Option 1               $           0.71     $           0.79    $           0.89
             Phoenix Investor's Edge(R) Option 2               $           0.71     $           0.79    $           0.89
             Phoenix Investor's Edge(R) Option 3               $              -     $              -    $              -
             Phoenix Investor's Edge(R) Option 4               $              -     $              -    $              -
             Phoenix Spectrum Edge(R) Option 1                 $           0.75     $           0.80    $           0.91
             Phoenix Spectrum Edge(R) Option 2                 $           0.74     $           0.80    $           0.91
             Phoenix Spectrum Edge(R) Option 3                 $           0.73     $              -    $              -
             Phoenix Spectrum Edge(R) Option 4                 $              -     $              -    $              -
             Phoenix Spectrum Edge(R) + Option 1               $              -     $              -    $              -
             Phoenix Spectrum Edge(R) + Option 2               $              -     $              -    $              -
             Retirement Planner's Edge                         $           0.65     $           0.80    $              -
             Templeton Investment Plus                         $              -     $              -    $              -
             The Big Edge Choice(R)--NY                        $           0.65     $           0.80    $           0.90
             The Big Edge Plus(R)                              $           0.62     $           0.80    $           0.91
             The Phoenix Edge(R)--VA NY Option 1               $           0.68     $           0.81    $           0.92
             The Phoenix Edge(R)--VA NY Option 2               $           0.62     $           0.80    $           0.91

                                                                Alger American
                                                                    Capital
                                                                 Appreciation
                                                              Portfolio - Class O
                                                                    Shares
                                                              -------------------
Assets:
   Investments at fair value                                   $      1,738,250
                                                              -------------------
   Total Assets                                                $      1,738,250
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -
                                                              -------------------
         Total Net Assets                                      $      1,738,250
                                                              ===================
Net Assets:
   Accumulation Units                                          $      1,718,622
   Contracts in payout (annuitization period)                  $         19,628
                                                              -------------------
         Total Net Assets                                      $      1,738,250
                                                              ===================
                                                              ===================
         Units Outstanding                                            2,830,694
                                                              ===================
   Investment shares held                                                57,198
   Investments at cost                                         $      1,499,004

         Unit Value
             Asset Manager Option 1                            $              -
             Asset Manager Option 2                            $              -
             Big Edge                                          $           0.55
             Freedom Edge(R)                                   $           1.08
             Group Strategic Edge(R)                           $           0.57
             Phoenix Dimensions(R) Option 1                    $              -
             Phoenix Dimensions(R) Option 2                    $              -
             Phoenix Dimensions(R) Option 3                    $              -
             Phoenix Dimensions(R) Option 4                    $              -
             Phoenix Income Choice(R)                          $              -
             Phoenix Investor's Edge(R) Option 1               $           0.90
             Phoenix Investor's Edge(R) Option 2               $           0.89
             Phoenix Investor's Edge(R) Option 3               $              -
             Phoenix Investor's Edge(R) Option 4               $              -
             Phoenix Spectrum Edge(R) Option 1                 $           0.96
             Phoenix Spectrum Edge(R) Option 2                 $           0.95
             Phoenix Spectrum Edge(R) Option 3                 $              -
             Phoenix Spectrum Edge(R) Option 4                 $              -
             Phoenix Spectrum Edge(R) + Option 1               $              -
             Phoenix Spectrum Edge(R) + Option 2               $              -
             Retirement Planner's Edge                         $              -
             Templeton Investment Plus                         $              -
             The Big Edge Choice(R)--NY                        $           0.57
             The Big Edge Plus(R)                              $           0.57
             The Phoenix Edge(R)--VA NY Option 1               $           0.74
             The Phoenix Edge(R)--VA NY Option 2               $           0.81

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                                   AllianceBernstein
                                                               AllianceBernstein       VPS Wealth
                                                                 VPS Balanced         Appreciation      DWS Equity 500
                                                                Wealth Strategy   Strategy Portfolio - Index Fund VIP -
                                                              Portfolio - Class B       Class B            Class A
                                                              ------------------- -------------------- ----------------
Assets:
   Investments at fair value                                   $        230,933     $            343   $      5,058,955
                                                              ------------------- -------------------- ----------------
   Total Assets                                                $        230,933     $            343   $      5,058,955
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -     $              -   $              -
                                                              ------------------- -------------------- ----------------
         Total Net Assets                                      $        230,933     $            343   $      5,058,955
                                                              =================== ==================== ================
Net Assets:
   Accumulation Units                                          $        230,933     $            343   $      5,058,955
   Contracts in payout (annuitization period)                  $              -     $              -   $              -
                                                              ------------------- -------------------- ----------------
         Total Net Assets                                      $        230,933     $            343   $      5,058,955
                                                              =================== ==================== ================
                                                              =================== ==================== ================
         Units Outstanding                                              310,050                  535          6,150,335
                                                              =================== ==================== ================
   Investment shares held                                                26,915                   55            529,733
   Investments at cost                                         $        251,455     $            498   $      6,090,227

         Unit Value
             Asset Manager Option 1                            $              -     $              -   $              -
             Asset Manager Option 2                            $              -     $              -   $              -
             Big Edge                                          $              -     $              -   $           0.87
             Freedom Edge(R)                                   $              -     $              -   $              -
             Group Strategic Edge(R)                           $              -     $              -   $           0.86
             Phoenix Dimensions(R) Option 1                    $              -     $              -   $           0.77
             Phoenix Dimensions(R) Option 2                    $           0.75     $              -   $           0.76
             Phoenix Dimensions(R) Option 3                    $              -     $              -   $              -
             Phoenix Dimensions(R) Option 4                    $              -     $              -   $              -
             Phoenix Income Choice(R)                          $              -     $              -   $              -
             Phoenix Income Choice(R) with GPAF                $              -     $              -   $              -
             Phoenix Investor's Edge(R) Option 1               $              -     $              -   $           0.80
             Phoenix Investor's Edge(R) Option 2               $           0.75     $              -   $           0.79
             Phoenix Investor's Edge(R) Option 3               $              -     $              -   $              -
             Phoenix Investor's Edge(R) Option 4               $              -     $              -   $              -
             Phoenix Spectrum Edge(R) Option 1                 $              -     $              -   $           0.83
             Phoenix Spectrum Edge(R) Option 2                 $              -     $              -   $           0.82
             Phoenix Spectrum Edge(R) Option 3                 $              -     $              -   $              -
             Phoenix Spectrum Edge(R) Option 4                 $              -     $              -   $              -
             Phoenix Spectrum Edge(R) + Option 1               $              -     $              -   $              -
             Phoenix Spectrum Edge(R) + Option 2               $              -     $              -   $              -
             Retirement Planner's Edge                         $              -     $              -   $              -
             Templeton Investment Plus                         $              -     $              -   $              -
             The Big Edge Choice(R)--NY                        $              -     $              -   $           0.85
             The Big Edge Plus(R)                              $           0.75     $           0.64   $           0.86
             The Phoenix Edge(R)--VA NY Option 1               $              -     $              -   $           0.88
             The Phoenix Edge(R)--VA NY Option 2               $              -     $              -   $           0.86



                                                                 DWS Small Cap
                                                              Index VIP - Class A
                                                              -------------------
Assets:
   Investments at fair value                                   $         36,857
                                                              -------------------
   Total Assets                                                $         36,857
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -
                                                              -------------------
         Total Net Assets                                      $         36,857
                                                              ===================
Net Assets:
   Accumulation Units                                          $         36,857
   Contracts in payout (annuitization period)                  $              -
                                                              -------------------
         Total Net Assets                                      $         36,857
                                                              ===================
                                                              ===================
         Units Outstanding                                               50,239
                                                              ===================
   Investment shares held                                                 4,271
   Investments at cost                                         $         41,301

         Unit Value
             Asset Manager Option 1                            $              -
             Asset Manager Option 2                            $              -
             Big Edge                                          $              -
             Freedom Edge(R)                                   $              -
             Group Strategic Edge(R)                           $              -
             Phoenix Dimensions(R) Option 1                    $              -
             Phoenix Dimensions(R) Option 2                    $              -
             Phoenix Dimensions(R) Option 3                    $              -
             Phoenix Dimensions(R) Option 4                    $              -
             Phoenix Income Choice(R)                          $              -
             Phoenix Income Choice(R) with GPAF                $              -
             Phoenix Investor's Edge(R) Option 1               $              -
             Phoenix Investor's Edge(R) Option 2               $              -
             Phoenix Investor's Edge(R) Option 3               $              -
             Phoenix Investor's Edge(R) Option 4               $              -
             Phoenix Spectrum Edge(R) Option 1                 $              -
             Phoenix Spectrum Edge(R) Option 2                 $              -
             Phoenix Spectrum Edge(R) Option 3                 $              -
             Phoenix Spectrum Edge(R) Option 4                 $              -
             Phoenix Spectrum Edge(R) + Option 1               $              -
             Phoenix Spectrum Edge(R) + Option 2               $              -
             Retirement Planner's Edge                         $              -
             Templeton Investment Plus                         $              -
             The Big Edge Choice(R)--NY                        $              -
             The Big Edge Plus(R)                              $           0.73
             The Phoenix Edge(R)--VA NY Option 1               $           0.74
             The Phoenix Edge(R)--VA NY Option 2               $              -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                                                                       Fidelity(R) VIP
                                                              Federated Fund for   Federated High       Contrafund(R)
                                                               U.S. Government    Income Bond Fund   Portfolio - Service
                                                                Securities II    II - Primary Shares        Class
                                                              ------------------ ------------------- -------------------
Assets:
   Investments at fair value                                   $     16,623,211   $      2,134,648    $     14,534,391
                                                              ------------------ ------------------- -------------------
   Total Assets                                                $     16,623,211   $      2,134,648    $     14,534,391
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -   $              -    $              -
                                                              ------------------ ------------------- -------------------
         Total Net Assets                                      $     16,623,211   $      2,134,648    $     14,534,391
                                                              ================== =================== ===================
Net Assets:
   Accumulation Units                                          $     15,656,504   $      2,048,653    $     14,467,983
   Contracts in payout (annuitization period)                  $        966,707   $         85,995    $         66,408
                                                              ------------------ ------------------- -------------------
         Total Net Assets                                      $     16,623,211   $      2,134,648    $     14,534,391
                                                              ================== =================== ===================
                                                              ================== =================== ===================
         Units Outstanding                                           12,386,487          2,107,855          16,368,028
                                                              ================== =================== ===================
   Investment shares held                                             1,451,811            424,384             948,102
   Investments at cost                                         $     16,415,907   $      3,356,279    $     22,673,397

         Unit Value
             Asset Manager Option 1                            $              -   $              -    $              -
             Asset Manager Option 2                            $              -   $              -    $              -
             Big Edge                                          $           1.48   $           1.04    $           0.89
             Freedom Edge(R)                                   $           1.14   $              -    $           1.05
             Group Strategic Edge(R)                           $           1.44   $           0.99    $           0.86
             Phoenix Dimensions(R) Option 1                    $           1.11   $              -    $           0.82
             Phoenix Dimensions(R) Option 2                    $           1.10   $           0.83    $           0.81
             Phoenix Dimensions(R) Option 3                    $              -   $              -    $              -
             Phoenix Dimensions(R) Option 4                    $              -   $              -    $              -
             Phoenix Income Choice(R)                          $              -   $              -    $              -
             Phoenix Investor's Edge(R) Option 1               $           1.20   $           1.05    $           1.06
             Phoenix Investor's Edge(R) Option 2               $           1.19   $           1.04    $           1.05
             Phoenix Investor's Edge(R) Option 3               $              -   $              -    $              -
             Phoenix Investor's Edge(R) Option 4               $              -   $              -    $              -
             Phoenix Spectrum Edge(R) Option 1                 $           1.24   $           1.10    $           1.09
             Phoenix Spectrum Edge(R) Option 2                 $           1.23   $           1.09    $           1.07
             Phoenix Spectrum Edge(R) Option 3                 $           1.22   $              -    $              -
             Phoenix Spectrum Edge(R) Option 4                 $              -   $              -    $              -
             Phoenix Spectrum Edge(R) + Option 1               $              -   $              -    $              -
             Phoenix Spectrum Edge(R) + Option 2               $              -   $              -    $              -
             Retirement Planner's Edge                         $           1.28   $           1.07    $           1.03
             Templeton Investment Plus                         $              -   $              -    $              -
             The Big Edge Choice(R)--NY                        $           1.44   $           0.98    $           0.86
             The Big Edge Plus(R)                              $           1.44   $           0.99    $           0.86
             The Phoenix Edge(R)--VA NY Option 1               $           1.32   $           1.11    $           1.04
             The Phoenix Edge(R)--VA NY Option 2               $           1.29   $           1.06    $           1.01

                                                                Fidelity(R) VIP
                                                                    Growth
                                                                 Opportunities
                                                              Portfolio - Service
                                                                     Class
                                                              -------------------
Assets:
   Investments at fair value                                   $      3,317,899
                                                              -------------------
   Total Assets                                                $      3,317,899
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -
                                                              -------------------
         Total Net Assets                                      $      3,317,899
                                                              ===================
Net Assets:
   Accumulation Units                                          $      3,317,556
   Contracts in payout (annuitization period)                  $            343
                                                              -------------------
         Total Net Assets                                      $      3,317,899
                                                              ===================
                                                              ===================
         Units Outstanding                                            6,091,723
                                                              ===================
   Investment shares held                                               332,787
   Investments at cost                                         $      5,331,755

         Unit Value
             Asset Manager Option 1                            $              -
             Asset Manager Option 2                            $              -
             Big Edge                                          $           0.46
             Freedom Edge(R)                                   $           0.70
             Group Strategic Edge(R)                           $           0.44
             Phoenix Dimensions(R) Option 1                    $           0.61
             Phoenix Dimensions(R) Option 2                    $           0.60
             Phoenix Dimensions(R) Option 3                    $              -
             Phoenix Dimensions(R) Option 4                    $              -
             Phoenix Income Choice(R)                          $              -
             Phoenix Investor's Edge(R) Option 1               $           0.63
             Phoenix Investor's Edge(R) Option 2               $           0.63
             Phoenix Investor's Edge(R) Option 3               $              -
             Phoenix Investor's Edge(R) Option 4               $              -
             Phoenix Spectrum Edge(R) Option 1                 $           0.65
             Phoenix Spectrum Edge(R) Option 2                 $           0.64
             Phoenix Spectrum Edge(R) Option 3                 $              -
             Phoenix Spectrum Edge(R) Option 4                 $              -
             Phoenix Spectrum Edge(R) + Option 1               $           0.49
             Phoenix Spectrum Edge(R) + Option 2               $           0.49
             Retirement Planner's Edge                         $           0.59
             Templeton Investment Plus                         $              -
             The Big Edge Choice(R)--NY                        $           0.46
             The Big Edge Plus(R)                              $           0.44
             The Phoenix Edge(R)--VA NY Option 1               $           0.54
             The Phoenix Edge(R)--VA NY Option 2               $           0.58

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                                     Fidelity(R) VIP
                                                              Fidelity(R) VIP Growth Investment Grade Franklin Flex Cap
                                                               Portfolio - Service   Bond Portfolio - Growth Securities
                                                                      Class           Service Class    Fund - Class 2
                                                              ---------------------- ---------------- -----------------
Assets:
   Investments at fair value                                     $      1,974,391    $      3,258,016 $         77,297
                                                              ---------------------- ---------------- -----------------
   Total Assets                                                  $      1,974,391    $      3,258,016 $         77,297
Liabilities:
   Payable to Phoenix Life Insurance Company                     $              -    $              - $              -
                                                              ---------------------- ---------------- -----------------
         Total Net Assets                                        $      1,974,391    $      3,258,016 $         77,297
                                                              ====================== ================ =================
Net Assets:
   Accumulation Units                                            $      1,935,581    $      3,258,016 $         77,297
   Contracts in payout (annuitization period)                    $         38,810    $              - $              -
                                                              ---------------------- ---------------- -----------------
         Total Net Assets                                        $      1,974,391    $      3,258,016 $         77,297
                                                              ====================== ================ =================
                                                              ====================== ================ =================
         Units Outstanding                                              3,835,397           3,315,796          106,357
                                                              ====================== ================ =================
   Investment shares held                                                  84,126             277,278            9,403
   Investments at cost                                           $      2,409,620    $      3,395,406 $        101,827

         Unit Value
             Asset Manager Option 1                              $              -    $              - $              -
             Asset Manager Option 2                              $              -    $              - $              -
             Big Edge                                            $           0.46    $           0.99 $              -
             Freedom Edge(R)                                     $              -    $           0.98 $              -
             Group Strategic Edge(R)                             $           0.46    $           0.99 $              -
             Phoenix Dimensions(R) Option 1                      $              -    $           0.99 $              -
             Phoenix Dimensions(R) Option 2                      $           0.73    $           0.98 $           0.73
             Phoenix Dimensions(R) Option 3                      $              -    $              - $              -
             Phoenix Dimensions(R) Option 4                      $              -    $              - $              -
             Phoenix Income Choice(R)                            $              -    $              - $              -
             Phoenix Investor's Edge(R) Option 1                 $           0.66    $           0.98 $           0.73
             Phoenix Investor's Edge(R) Option 2                 $           0.65    $           0.98 $              -
             Phoenix Investor's Edge(R) Option 3                 $              -    $              - $              -
             Phoenix Investor's Edge(R) Option 4                 $              -    $              - $              -
             Phoenix Spectrum Edge(R) Option 1                   $           0.69    $           0.99 $           0.73
             Phoenix Spectrum Edge(R) Option 2                   $           0.68    $           0.99 $              -
             Phoenix Spectrum Edge(R) Option 3                   $           0.67    $              - $              -
             Phoenix Spectrum Edge(R) Option 4                   $              -    $              - $              -
             Phoenix Spectrum Edge(R) + Option 1                 $              -    $           0.97 $              -
             Phoenix Spectrum Edge(R) + Option 2                 $              -    $           0.97 $              -
             Retirement Planner's Edge                           $           0.60    $           0.98 $              -
             Templeton Investment Plus                           $              -    $              - $              -
             The Big Edge Choice(R)--NY                          $           0.45    $           0.98 $           0.73
             The Big Edge Plus(R)                                $           0.46    $           0.99 $           0.73
             The Phoenix Edge(R)--VA NY Option 1                 $           0.60    $           0.99 $              -
             The Phoenix Edge(R)--VA NY Option 2                 $           0.52    $           0.99 $              -

                                                               Franklin Income
                                                              Securities Fund -
                                                                   Class 2
                                                              -----------------
Assets:
   Investments at fair value                                  $      5,262,551
                                                              -----------------
   Total Assets                                               $      5,262,551
Liabilities:
   Payable to Phoenix Life Insurance Company                  $              -
                                                              -----------------
         Total Net Assets                                     $      5,262,551
                                                              =================
Net Assets:
   Accumulation Units                                         $      5,262,551
   Contracts in payout (annuitization period)                 $              -
                                                              -----------------
         Total Net Assets                                     $      5,262,551
                                                              =================
                                                              =================
         Units Outstanding                                           6,882,972
                                                              =================
   Investment shares held                                              464,069
   Investments at cost                                        $      7,726,253

         Unit Value
             Asset Manager Option 1                           $              -
             Asset Manager Option 2                           $              -
             Big Edge                                         $           0.74
             Freedom Edge(R)                                  $           0.78
             Group Strategic Edge(R)                          $           0.74
             Phoenix Dimensions(R) Option 1                   $           0.79
             Phoenix Dimensions(R) Option 2                   $           0.79
             Phoenix Dimensions(R) Option 3                   $              -
             Phoenix Dimensions(R) Option 4                   $              -
             Phoenix Income Choice(R)                         $              -
             Phoenix Investor's Edge(R) Option 1              $           0.78
             Phoenix Investor's Edge(R) Option 2              $           0.78
             Phoenix Investor's Edge(R) Option 3              $              -
             Phoenix Investor's Edge(R) Option 4              $              -
             Phoenix Spectrum Edge(R) Option 1                $           0.79
             Phoenix Spectrum Edge(R) Option 2                $           0.79
             Phoenix Spectrum Edge(R) Option 3                $              -
             Phoenix Spectrum Edge(R) Option 4                $              -
             Phoenix Spectrum Edge(R) + Option 1              $           0.67
             Phoenix Spectrum Edge(R) + Option 2              $           0.66
             Retirement Planner's Edge                        $              -
             Templeton Investment Plus                        $              -
             The Big Edge Choice(R)--NY                       $           0.74
             The Big Edge Plus(R)                             $           0.74
             The Phoenix Edge(R)--VA NY Option 1              $           0.80
             The Phoenix Edge(R)--VA NY Option 2              $              -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                              Lazard Retirement                           Lord Abbett
                                                                U.S. Small Cap     Lord Abbett Bond    Growth and Income
                                                              Equity Portfolio - Debenture Portfolio - Portfolio - Class
                                                                Service Shares      Class VC Shares        VC Shares
                                                              ------------------ --------------------- -----------------
Assets:
   Investments at fair value                                   $        195,595    $      1,759,686    $      5,687,117
                                                              ------------------ --------------------- -----------------
   Total Assets                                                $        195,595    $      1,759,686    $      5,687,117
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -    $              -    $              -
                                                              ------------------ --------------------- -----------------
         Total Net Assets                                      $        195,595    $      1,759,686    $      5,687,117
                                                              ================== ===================== =================
Net Assets:
   Accumulation Units                                          $        193,522    $      1,759,686    $      5,669,986
   Contracts in payout (annuitization period)                  $          2,073    $              -    $         17,131
                                                              ------------------ --------------------- -----------------
         Total Net Assets                                      $        195,595    $      1,759,686    $      5,687,117
                                                              ================== ===================== =================
                                                              ================== ===================== =================
         Units Outstanding                                              272,172           1,871,592           7,327,398
                                                              ================== ===================== =================
   Investment shares held                                                30,849             197,274             329,307
   Investments at cost                                         $        457,449    $      2,253,477    $      8,672,938

         Unit Value
             Asset Manager Option 1                            $              -    $              -    $              -
             Asset Manager Option 2                            $              -    $              -    $              -
             Big Edge                                          $           0.73    $           0.95    $           0.79
             Freedom Edge(R)                                   $              -    $           0.93    $           0.77
             Group Strategic Edge(R)                           $           0.72    $           0.94    $           0.78
             Phoenix Dimensions(R) Option 1                    $              -    $           0.94    $           0.78
             Phoenix Dimensions(R) Option 2                    $              -    $           0.93    $           0.77
             Phoenix Dimensions(R) Option 3                    $              -    $              -    $              -
             Phoenix Dimensions(R) Option 4                    $              -    $              -    $              -
             Phoenix Income Choice(R)                          $              -    $              -    $              -
             Phoenix Investor's Edge(R) Option 1               $              -    $           0.93    $           0.77
             Phoenix Investor's Edge(R) Option 2               $           0.71    $           0.92    $           0.76
             Phoenix Investor's Edge(R) Option 3               $              -    $              -    $              -
             Phoenix Investor's Edge(R) Option 4               $              -    $              -    $              -
             Phoenix Spectrum Edge(R) Option 1                 $           0.72    $           0.95    $           0.78
             Phoenix Spectrum Edge(R) Option 2                 $           0.72    $           0.94    $           0.78
             Phoenix Spectrum Edge(R) Option 3                 $              -    $              -    $           0.77
             Phoenix Spectrum Edge(R) Option 4                 $              -    $              -    $              -
             Phoenix Spectrum Edge(R) + Option 1               $              -    $              -    $           0.61
             Phoenix Spectrum Edge(R) + Option 2               $              -    $              -    $           0.61
             Retirement Planner's Edge                         $              -    $           0.94    $           0.77
             Templeton Investment Plus                         $              -    $              -    $              -
             The Big Edge Choice(R)--NY                        $           0.72    $           0.94    $           0.78
             The Big Edge Plus(R)                              $           0.72    $           0.94    $           0.78
             The Phoenix Edge(R)--VA NY Option 1               $              -    $           0.95    $           0.79
             The Phoenix Edge(R)--VA NY Option 2               $           0.72    $           0.94    $           0.78

                                                                 Lord Abbett Mid
                                                              Cap Value Portfolio -
                                                                 Class VC Shares
                                                              ---------------------
Assets:
   Investments at fair value                                    $      1,343,518
                                                              ---------------------
   Total Assets                                                 $      1,343,518
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                              ---------------------
         Total Net Assets                                       $      1,343,518
                                                              =====================
Net Assets:
   Accumulation Units                                           $      1,341,150
   Contracts in payout (annuitization period)                   $          2,368
                                                              ---------------------
         Total Net Assets                                       $      1,343,518
                                                              =====================
                                                              =====================
         Units Outstanding                                             1,885,173
                                                              =====================
   Investment shares held                                                127,833
   Investments at cost                                          $      2,421,756

         Unit Value
             Asset Manager Option 1                             $              -
             Asset Manager Option 2                             $              -
             Big Edge                                           $           0.72
             Freedom Edge(R)                                    $           0.70
             Group Strategic Edge(R)                            $           0.71
             Phoenix Dimensions(R) Option 1                     $           0.70
             Phoenix Dimensions(R) Option 2                     $           0.70
             Phoenix Dimensions(R) Option 3                     $              -
             Phoenix Dimensions(R) Option 4                     $              -
             Phoenix Income Choice(R)                           $              -
             Phoenix Investor's Edge(R) Option 1                $           0.70
             Phoenix Investor's Edge(R) Option 2                $           0.70
             Phoenix Investor's Edge(R) Option 3                $              -
             Phoenix Investor's Edge(R) Option 4                $              -
             Phoenix Spectrum Edge(R) Option 1                  $           0.72
             Phoenix Spectrum Edge(R) Option 2                  $           0.71
             Phoenix Spectrum Edge(R) Option 3                  $              -
             Phoenix Spectrum Edge(R) Option 4                  $              -
             Phoenix Spectrum Edge(R) + Option 1                $              -
             Phoenix Spectrum Edge(R) + Option 2                $              -
             Retirement Planner's Edge                          $           0.71
             Templeton Investment Plus                          $              -
             The Big Edge Choice(R)--NY                         $           0.71
             The Big Edge Plus(R)                               $           0.71
             The Phoenix Edge(R)--VA NY Option 1                $           0.72
             The Phoenix Edge(R)--VA NY Option 2                $           0.71

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                                                                     Neuberger Berman
                                                                Mutual Shares    Neuberger Berman     AMT Small Cap
                                                              Securities Fund -    AMT Guardian     Growth Portfolio -
                                                                   Class 2      Portfolio - S Class      S Class
                                                              ----------------- ------------------- ------------------
Assets:
   Investments at fair value                                  $     10,495,062   $      1,746,986    $          8,047
                                                              ----------------- ------------------- ------------------
   Total Assets                                               $     10,495,062   $      1,746,986    $          8,047
Liabilities:
   Payable to Phoenix Life Insurance Company                  $              -   $              -    $              -
                                                              ----------------- ------------------- ------------------
         Total Net Assets                                     $     10,495,062   $      1,746,986    $          8,047
                                                              ================= =================== ==================
Net Assets:
   Accumulation Units                                         $     10,423,153   $      1,746,986    $          8,047
   Contracts in payout (annuitization period)                 $         71,909   $              -    $              -
                                                              ----------------- ------------------- ------------------
         Total Net Assets                                     $     10,495,062   $      1,746,986    $          8,047
                                                              ================= =================== ==================
                                                              ================= =================== ==================
         Units Outstanding                                          10,501,603          2,662,699              13,784
                                                              ================= =================== ==================
   Investment shares held                                              890,921            141,114                 964
   Investments at cost                                        $     14,396,715   $      2,600,475    $         11,719

         Unit Value
             Asset Manager Option 1                           $              -   $              -    $              -
             Asset Manager Option 2                           $              -   $              -    $              -
             Big Edge                                         $           1.00   $           0.69    $              -
             Freedom Edge(R)                                  $           0.99   $           0.68    $           0.57
             Group Strategic Edge(R)                          $           1.25   $           0.68    $           0.60
             Phoenix Dimensions(R) Option 1                   $           0.80   $           0.69    $              -
             Phoenix Dimensions(R) Option 2                   $           0.79   $           0.69    $              -
             Phoenix Dimensions(R) Option 3                   $              -   $              -    $              -
             Phoenix Dimensions(R) Option 4                   $              -   $              -    $              -
             Phoenix Income Choice(R)                         $              -   $              -    $              -
             Phoenix Investor's Edge(R) Option 1              $           0.95   $           0.68    $           0.57
             Phoenix Investor's Edge(R) Option 2              $           0.94   $           0.68    $              -
             Phoenix Investor's Edge(R) Option 3              $              -   $              -    $              -
             Phoenix Investor's Edge(R) Option 4              $              -   $              -    $              -
             Phoenix Spectrum Edge(R) Option 1                $           0.98   $           0.69    $              -
             Phoenix Spectrum Edge(R) Option 2                $           0.97   $           0.69    $              -
             Phoenix Spectrum Edge(R) Option 3                $              -   $              -    $              -
             Phoenix Spectrum Edge(R) Option 4                $              -   $              -    $              -
             Phoenix Spectrum Edge(R) + Option 1              $           0.59   $           0.61    $              -
             Phoenix Spectrum Edge(R) + Option 2              $           0.59   $           0.61    $              -
             Retirement Planner's Edge                        $           1.00   $           0.69    $              -
             Templeton Investment Plus                        $              -   $              -    $              -
             The Big Edge Choice(R)--NY                       $           1.21   $           0.68    $           0.60
             The Big Edge Plus(R)                             $           1.25   $           0.68    $           0.60
             The Phoenix Edge(R)--VA NY Option 1              $           0.99   $           0.70    $              -
             The Phoenix Edge(R)--VA NY Option 2              $           0.97   $              -    $              -

                                                                 Oppenheimer
                                                                   Capital
                                                                Appreciation
                                                              Fund/VA - Service
                                                                   Shares
                                                              -----------------
Assets:
   Investments at fair value                                  $         29,844
                                                              -----------------
   Total Assets                                               $         29,844
Liabilities:
   Payable to Phoenix Life Insurance Company                  $              -
                                                              -----------------
         Total Net Assets                                     $         29,844
                                                              =================
Net Assets:
   Accumulation Units                                         $         29,844
   Contracts in payout (annuitization period)                 $              -
                                                              -----------------
         Total Net Assets                                     $         29,844
                                                              =================
                                                              =================
         Units Outstanding                                              47,966
                                                              =================
   Investment shares held                                                1,174
   Investments at cost                                        $         52,463

         Unit Value
             Asset Manager Option 1                           $              -
             Asset Manager Option 2                           $              -
             Big Edge                                         $              -
             Freedom Edge(R)                                  $              -
             Group Strategic Edge(R)                          $              -
             Phoenix Dimensions(R) Option 1                   $              -
             Phoenix Dimensions(R) Option 2                   $              -
             Phoenix Dimensions(R) Option 3                   $              -
             Phoenix Dimensions(R) Option 4                   $              -
             Phoenix Income Choice(R)                         $              -
             Phoenix Investor's Edge(R) Option 1              $              -
             Phoenix Investor's Edge(R) Option 2              $           0.60
             Phoenix Investor's Edge(R) Option 3              $              -
             Phoenix Investor's Edge(R) Option 4              $              -
             Phoenix Spectrum Edge(R) Option 1                $              -
             Phoenix Spectrum Edge(R) Option 2                $              -
             Phoenix Spectrum Edge(R) Option 3                $              -
             Phoenix Spectrum Edge(R) Option 4                $              -
             Phoenix Spectrum Edge(R) + Option 1              $              -
             Phoenix Spectrum Edge(R) + Option 2              $              -
             Retirement Planner's Edge                        $              -
             Templeton Investment Plus                        $              -
             The Big Edge Choice(R)--NY                       $              -
             The Big Edge Plus(R)                             $           0.62
             The Phoenix Edge(R)--VA NY Option 1              $              -
             The Phoenix Edge(R)--VA NY Option 2              $              -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                 Oppenheimer      Oppenheimer Main
                                                              Global Securities   Street Small Cap
                                                              Fund/VA - Service Fund(R)/VA - Service Phoenix Capital
                                                                   Shares              Shares         Growth Series
                                                              ----------------- -------------------- ----------------
Assets:
   Investments at fair value                                  $        321,990    $      1,179,985   $     66,234,968
                                                              ----------------- -------------------- ----------------
   Total Assets                                               $        321,990    $      1,179,985   $     66,234,968
Liabilities:
   Payable to Phoenix Life Insurance Company                  $              -    $              -   $              -
                                                              ----------------- -------------------- ----------------
         Total Net Assets                                     $        321,990    $      1,179,985   $     66,234,968
                                                              ================= ==================== ================
Net Assets:
   Accumulation Units                                         $        321,990    $      1,179,985   $     65,729,128
   Contracts in payout (annuitization period)                 $              -    $              -   $        505,840
   Retained in PLIC Variable Accumulation Separate
    Account by Phoenix Life Insurance Company                 $              -    $              -   $              -
                                                              ----------------- -------------------- ----------------
         Total Net Assets                                     $        321,990    $      1,179,985   $     66,234,968
                                                              ================= ==================== ================
                                                              ================= ==================== ================
         Units Outstanding                                             493,157           2,034,163         17,563,732
                                                              ================= ==================== ================
   Investment shares held                                               16,083             111,954          6,657,047
   Investments at cost                                        $        526,052    $      1,792,295   $     98,148,732

         Unit Value
             Asset Manager Option 1                           $              -    $              -   $              -
             Asset Manager Option 2                           $              -    $              -   $              -
             Big Edge                                         $           0.66    $           0.62   $           6.29
             Freedom Edge(R)                                  $           0.65    $           0.59   $           0.73
             Group Strategic Edge(R)                          $           0.65    $           0.62   $           5.96
             Phoenix Dimensions(R) Option 1                   $              -    $           0.60   $              -
             Phoenix Dimensions(R) Option 2                   $           0.65    $           0.59   $           0.68
             Phoenix Dimensions(R) Option 3                   $              -    $              -   $              -
             Phoenix Dimensions(R) Option 4                   $              -    $              -   $              -
             Phoenix Income Choice(R)                         $              -    $              -   $              -
             Phoenix Investor's Edge(R) Option 1              $           0.65    $           0.59   $           0.64
             Phoenix Investor's Edge(R) Option 2              $           0.65    $           0.59   $           0.64
             Phoenix Investor's Edge(R) Option 3              $              -    $              -   $              -
             Phoenix Investor's Edge(R) Option 4              $              -    $              -   $              -
             Phoenix Spectrum Edge(R) Option 1                $           0.66    $           0.60   $           0.68
             Phoenix Spectrum Edge(R) Option 2                $              -    $           0.60   $           0.68
             Phoenix Spectrum Edge(R) Option 3                $              -    $              -   $           0.67
             Phoenix Spectrum Edge(R) Option 4                $              -    $              -   $              -
             Phoenix Spectrum Edge(R) + Option 1              $              -    $           0.55   $              -
             Phoenix Spectrum Edge(R) + Option 2              $              -    $           0.55   $              -
             Retirement Planner's Edge                        $              -    $           0.59   $           0.55
             Templeton Investment Plus                        $              -    $              -   $              -
             The Big Edge Choice(R)--NY                       $           0.65    $           0.62   $           0.48
             The Big Edge Plus(R)                             $           0.65    $           0.62   $           5.96
             The Phoenix Edge(R)--VA NY Option 1              $           0.66    $           0.60   $           0.42
             The Phoenix Edge(R)--VA NY Option 2              $           0.66    $           0.60   $           0.45

                                                               Phoenix Dynamic
                                                               Asset Allocation
                                                              Series: Aggressive
                                                                    Growth
                                                              ------------------
Assets:
   Investments at fair value                                   $        689,467
                                                              ------------------
   Total Assets                                                $        689,467
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -
                                                              ------------------
         Total Net Assets                                      $        689,467
                                                              ==================
Net Assets:
   Accumulation Units                                          $        538,654
   Contracts in payout (annuitization period)                  $              -
   Retained in PLIC Variable Accumulation Separate
    Account by Phoenix Life Insurance Company                  $        150,813
                                                              ------------------
         Total Net Assets                                      $        689,467
                                                              ==================
                                                              ==================
         Units Outstanding                                              746,809
                                                              ==================
   Investment shares held                                                97,535
   Investments at cost                                         $      1,015,998

         Unit Value
             Asset Manager Option 1                            $              -
             Asset Manager Option 2                            $              -
             Big Edge                                          $              -
             Freedom Edge(R)                                   $              -
             Group Strategic Edge(R)                           $           0.69
             Phoenix Dimensions(R) Option 1                    $           0.73
             Phoenix Dimensions(R) Option 2                    $              -
             Phoenix Dimensions(R) Option 3                    $              -
             Phoenix Dimensions(R) Option 4                    $              -
             Phoenix Income Choice(R)                          $              -
             Phoenix Investor's Edge(R) Option 1               $           0.72
             Phoenix Investor's Edge(R) Option 2               $           0.72
             Phoenix Investor's Edge(R) Option 3               $              -
             Phoenix Investor's Edge(R) Option 4               $              -
             Phoenix Spectrum Edge(R) Option 1                 $              -
             Phoenix Spectrum Edge(R) Option 2                 $              -
             Phoenix Spectrum Edge(R) Option 3                 $              -
             Phoenix Spectrum Edge(R) Option 4                 $              -
             Phoenix Spectrum Edge(R) + Option 1               $              -
             Phoenix Spectrum Edge(R) + Option 2               $              -
             Retirement Planner's Edge                         $              -
             Templeton Investment Plus                         $              -
             The Big Edge Choice(R)--NY                        $              -
             The Big Edge Plus(R)                              $           0.69
             The Phoenix Edge(R)--VA NY Option 1               $              -
             The Phoenix Edge(R)--VA NY Option 2               $           0.73

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                                                Phoenix Dynamic
                                                              Phoenix Dynamic  Phoenix Dynamic  Asset Allocation
                                                              Asset Allocation Asset Allocation Series: Moderate
                                                               Series: Growth  Series: Moderate      Growth
                                                              ---------------- ---------------- ----------------
Assets:
   Investments at fair value                                  $        557,737 $      1,805,409 $      1,724,429
                                                              ---------------- ---------------- ----------------
   Total Assets                                               $        557,737 $      1,805,409 $      1,724,429
Liabilities:
   Payable to Phoenix Life Insurance Company                  $              - $              - $              -
                                                              ---------------- ---------------- ----------------
         Total Net Assets                                     $        557,737 $      1,805,409 $      1,724,429
                                                              ================ ================ ================
Net Assets:
   Accumulation Units                                         $        396,140 $      1,613,218 $      1,548,808
   Contracts in payout (annuitization period)                 $              - $              - $              -
   Retained in PLIC Variable Accumulation Separate
    Account by Phoenix Life Insurance Company                 $        161,597 $        192,191 $        175,621
                                                              ---------------- ---------------- ----------------
         Total Net Assets                                     $        557,737 $      1,805,409 $      1,724,429
                                                              ================ ================ ================
                                                              ================ ================ ================
         Units Outstanding                                             535,632        1,765,286        1,849,462
                                                              ================ ================ ================
   Investment shares held                                               74,192          204,378          217,373
   Investments at cost                                        $        776,024 $      2,044,074 $      2,197,444

         Unit Value
             Asset Manager Option 1                           $              - $              - $              -
             Asset Manager Option 2                           $              - $              - $              -
             Big Edge                                         $              - $           0.92 $              -
             Freedom Edge(R)                                  $              - $           0.92 $           0.84
             Group Strategic Edge(R)                          $           0.75 $           0.91 $           0.82
             Phoenix Dimensions(R) Option 1                   $           0.78 $           0.93 $           0.85
             Phoenix Dimensions(R) Option 2                   $              - $           0.92 $              -
             Phoenix Dimensions(R) Option 3                   $              - $              - $              -
             Phoenix Dimensions(R) Option 4                   $              - $              - $              -
             Phoenix Income Choice(R)                         $              - $              - $              -
             Phoenix Investor's Edge(R) Option 1              $           0.77 $              - $           0.84
             Phoenix Investor's Edge(R) Option 2              $           0.77 $              - $              -
             Phoenix Investor's Edge(R) Option 3              $              - $              - $              -
             Phoenix Investor's Edge(R) Option 4              $              - $              - $              -
             Phoenix Spectrum Edge(R) Option 1                $           0.78 $              - $           0.85
             Phoenix Spectrum Edge(R) Option 2                $              - $           0.93 $           0.85
             Phoenix Spectrum Edge(R) Option 3                $              - $              - $              -
             Phoenix Spectrum Edge(R) Option 4                $              - $              - $              -
             Phoenix Spectrum Edge(R) + Option 1              $           0.67 $           0.85 $              -
             Phoenix Spectrum Edge(R) + Option 2              $           0.67 $              - $              -
             Retirement Planner's Edge                        $              - $              - $           0.84
             Templeton Investment Plus                        $              - $              - $              -
             The Big Edge Choice(R)--NY                       $           0.75 $           0.91 $              -
             The Big Edge Plus(R)                             $           0.75 $           0.91 $           0.82
             The Phoenix Edge(R)--VA NY Option 1              $              - $           0.94 $           0.86
             The Phoenix Edge(R)--VA NY Option 2              $              - $              - $              -


                                                               Phoenix Growth
                                                              and Income Series
                                                              -----------------
Assets:
   Investments at fair value                                  $      6,869,884
                                                              -----------------
   Total Assets                                               $      6,869,884
Liabilities:
   Payable to Phoenix Life Insurance Company                  $              -
                                                              -----------------
         Total Net Assets                                     $      6,869,884
                                                              =================
Net Assets:
   Accumulation Units                                         $      6,849,838
   Contracts in payout (annuitization period)                 $         20,046
   Retained in PLIC Variable Accumulation Separate
    Account by Phoenix Life Insurance Company                 $              -
                                                              -----------------
         Total Net Assets                                     $      6,869,884
                                                              =================
                                                              =================
         Units Outstanding                                           7,472,189
                                                              =================
   Investment shares held                                              727,125
   Investments at cost                                        $      7,443,802

         Unit Value
             Asset Manager Option 1                           $              -
             Asset Manager Option 2                           $              -
             Big Edge                                         $           1.01
             Freedom Edge(R)                                  $           0.97
             Group Strategic Edge(R)                          $           0.98
             Phoenix Dimensions(R) Option 1                   $              -
             Phoenix Dimensions(R) Option 2                   $           0.80
             Phoenix Dimensions(R) Option 3                   $              -
             Phoenix Dimensions(R) Option 4                   $              -
             Phoenix Income Choice(R)                         $              -
             Phoenix Investor's Edge(R) Option 1              $           0.85
             Phoenix Investor's Edge(R) Option 2              $           0.84
             Phoenix Investor's Edge(R) Option 3              $              -
             Phoenix Investor's Edge(R) Option 4              $              -
             Phoenix Spectrum Edge(R) Option 1                $           0.87
             Phoenix Spectrum Edge(R) Option 2                $           0.87
             Phoenix Spectrum Edge(R) Option 3                $           0.86
             Phoenix Spectrum Edge(R) Option 4                $              -
             Phoenix Spectrum Edge(R) + Option 1              $              -
             Phoenix Spectrum Edge(R) + Option 2              $              -
             Retirement Planner's Edge                        $           0.80
             Templeton Investment Plus                        $              -
             The Big Edge Choice(R)--NY                       $           0.91
             The Big Edge Plus(R)                             $           0.98
             The Phoenix Edge(R)--VA NY Option 1              $           0.77
             The Phoenix Edge(R)--VA NY Option 2              $           0.77

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                                                 Phoenix Multi-
                                                              Phoenix Mid-Cap   Phoenix Money     Sector Fixed
                                                               Growth Series    Market Series    Income Series
                                                              ---------------- ---------------- ----------------
Assets:
   Investments at fair value                                  $      6,851,068 $     27,627,113 $     24,392,792
                                                              ---------------- ---------------- ----------------
   Total Assets                                               $      6,851,068 $     27,627,113 $     24,392,792
Liabilities:
   Payable to Phoenix Life Insurance Company                  $              - $             56 $              -
                                                              ---------------- ---------------- ----------------
         Total Net Assets                                     $      6,851,068 $     27,627,057 $     24,392,792
                                                              ================ ================ ================
Net Assets:
   Accumulation Units                                         $      6,802,095 $     27,320,590 $     24,050,474
   Contracts in payout (annuitization period)                 $         48,973 $        306,467 $        342,318
                                                              ---------------- ---------------- ----------------
         Total Net Assets                                     $      6,851,068 $     27,627,057 $     24,392,792
                                                              ================ ================ ================
                                                              ================ ================ ================
         Units Outstanding                                           8,043,889       13,710,608        9,529,795
                                                              ================ ================ ================
   Investment shares held                                              739,057        2,762,714        3,549,320
   Investments at cost                                        $      9,647,563 $     27,627,113 $     33,402,789

         Unit Value
             Asset Manager Option 1                           $              - $              - $              -
             Asset Manager Option 2                           $              - $              - $              -
             Big Edge                                         $           0.84 $           2.84 $           5.27
             Freedom Edge(R)                                  $              - $           1.06 $           0.96
             Group Strategic Edge(R)                          $           0.91 $           2.69 $           4.99
             Phoenix Dimensions(R) Option 1                   $              - $           1.09 $           0.89
             Phoenix Dimensions(R) Option 2                   $              - $           1.08 $           0.88
             Phoenix Dimensions(R) Option 3                   $              - $              - $              -
             Phoenix Dimensions(R) Option 4                   $              - $              - $              -
             Phoenix Income Choice(R)                         $              -               $- $              -
             Phoenix Income Choice(R) with GPAF               $              - $              - $              -
             Phoenix Investor's Edge(R) Option 1              $           0.62 $           1.05 $           1.10
             Phoenix Investor's Edge(R) Option 2              $           0.62 $           1.04 $           1.09
             Phoenix Investor's Edge(R) Option 3              $              - $              - $              -
             Phoenix Investor's Edge(R) Option 4              $              - $              - $              -
             Phoenix Spectrum Edge(R) Option 1                $              - $           1.03 $           0.81
             Phoenix Spectrum Edge(R) Option 2                $              - $           1.03 $           0.81
             Phoenix Spectrum Edge(R) Option 3                $           0.66 $           1.09 $           1.14
             Phoenix Spectrum Edge(R) Option 4                $           0.66 $           1.08 $           1.13
             Phoenix Spectrum Edge(R) + Option 1              $              - $              - $              -
             Phoenix Spectrum Edge(R) + Option 2              $              - $              - $              -
             Retirement Planner's Edge                        $           0.51 $           1.08 $           1.15
             Templeton Investment Plus                        $              - $           1.70 $              -
             The Big Edge Choice(R)--NY                       $           0.86 $           1.22 $           1.20
             The Big Edge Plus(R)                             $           0.91 $           2.69 $           4.99
             The Phoenix Edge(R)--VA NY Option 1              $           0.58 $           1.13 $           1.20
             The Phoenix Edge(R)--VA NY Option 2              $           0.50 $           1.10 $           1.15

                                                               Phoenix Multi-
                                                              Sector Short Term
                                                                 Bond Series
                                                              -----------------
Assets:
   Investments at fair value                                  $      2,668,958
                                                              -----------------
   Total Assets                                               $      2,668,958
Liabilities:
   Payable to Phoenix Life Insurance Company                  $              -
                                                              -----------------
         Total Net Assets                                     $      2,668,958
                                                              =================
Net Assets:
   Accumulation Units                                         $      2,668,958
   Contracts in payout (annuitization period)                 $              -
                                                              -----------------
         Total Net Assets                                     $      2,668,958
                                                              =================
                                                              =================
         Units Outstanding                                           2,710,787
                                                              =================
   Investment shares held                                              324,320
   Investments at cost                                        $      3,223,045

         Unit Value
             Asset Manager Option 1                           $              -
             Asset Manager Option 2                           $              -
             Big Edge                                         $           0.99
             Freedom Edge(R)                                  $              -
             Group Strategic Edge(R)                          $           0.98
             Phoenix Dimensions(R) Option 1                   $           0.94
             Phoenix Dimensions(R) Option 2                   $              -
             Phoenix Dimensions(R) Option 3                   $              -
             Phoenix Dimensions(R) Option 4                   $              -
             Phoenix Income Choice(R)                         $              -
             Phoenix Income Choice(R) with GPAF               $              -
             Phoenix Investor's Edge(R) Option 1              $           0.98
             Phoenix Investor's Edge(R) Option 2              $           0.97
             Phoenix Investor's Edge(R) Option 3              $              -
             Phoenix Investor's Edge(R) Option 4              $              -
             Phoenix Spectrum Edge(R) Option 1                $              -
             Phoenix Spectrum Edge(R) Option 2                $              -
             Phoenix Spectrum Edge(R) Option 3                $           1.01
             Phoenix Spectrum Edge(R) Option 4                $           1.00
             Phoenix Spectrum Edge(R) + Option 1              $              -
             Phoenix Spectrum Edge(R) + Option 2              $              -
             Retirement Planner's Edge                        $              -
             Templeton Investment Plus                        $              -
             The Big Edge Choice(R)--NY                       $           0.98
             The Big Edge Plus(R)                             $           0.98
             The Phoenix Edge(R)--VA NY Option 1              $           1.02
             The Phoenix Edge(R)--VA NY Option 2              $           1.00

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                              Phoenix Small-Cap Phoenix Strategic   Phoenix-Aberdeen
                                                                Growth Series   Allocation Series International Series
                                                              ----------------- ----------------- --------------------
Assets:
   Investments at fair value                                  $      2,609,477  $     80,497,421    $     34,315,309
                                                              ----------------- ----------------- --------------------
   Total Assets                                               $      2,609,477  $     80,497,421    $     34,315,309
Liabilities:
   Payable to Phoenix Life Insurance Company                  $              -  $              -    $              -
                                                              ----------------- ----------------- --------------------
         Total Net Assets                                     $      2,609,477  $     80,497,421    $     34,315,309
                                                              ================= ================= ====================
Net Assets:
   Accumulation Units                                         $      2,555,225  $     79,785,088    $     34,177,574
   Contracts in payout (annuitization period)                 $         54,252  $        712,333    $        137,735
                                                              ----------------- ----------------- --------------------
         Total Net Assets                                     $      2,609,477  $     80,497,421    $     34,315,309
                                                              ================= ================= ====================
                                                              ================= ================= ====================
         Units Outstanding                                           2,189,842        17,233,643          19,202,945
                                                              ================= ================= ====================
   Investment shares held                                              273,843         8,701,431           3,136,593
   Investments at cost                                        $      4,260,361  $    109,814,783    $     36,644,956

         Unit Value
             Asset Manager Option 1                           $              -  $              -    $              -
             Asset Manager Option 2                           $              -  $              -    $              -
             Big Edge                                         $           1.31  $           5.79    $           2.44
             Freedom Edge(R)                                  $              -  $              -    $           1.39
             Group Strategic Edge(R)                          $           1.29  $           5.48    $           2.33
             Phoenix Dimensions(R) Option 1                   $           0.85  $              -    $           1.03
             Phoenix Dimensions(R) Option 2                   $           0.85  $              -    $           1.02
             Phoenix Dimensions(R) Option 3                   $              -  $              -    $              -
             Phoenix Dimensions(R) Option 4                   $              -  $              -    $              -
             Phoenix Income Choice(R)                         $              -  $              -    $              -
             Phoenix Investor's Edge(R) Option 1              $           1.25  $           0.94    $           1.34
             Phoenix Investor's Edge(R) Option 2              $           1.24  $           0.93    $           1.33
             Phoenix Investor's Edge(R) Option 3              $              -  $              -    $              -
             Phoenix Investor's Edge(R) Option 4              $              -  $              -    $              -
             Phoenix Spectrum Edge(R) Option 1                $           1.30  $           0.98    $           1.37
             Phoenix Spectrum Edge(R) Option 2                $           1.29  $           0.97    $           1.35
             Phoenix Spectrum Edge(R) Option 3                $              -  $           0.96    $           1.34
             Phoenix Spectrum Edge(R) Option 4                $              -  $              -    $              -
             Phoenix Spectrum Edge(R) + Option 1              $              -  $              -    $           0.64
             Phoenix Spectrum Edge(R) + Option 2              $           0.57  $              -    $           0.63
             Retirement Planner's Edge                        $           1.28  $           0.94    $           1.19
             Templeton Investment Plus                        $              -  $              -    $              -
             The Big Edge Choice(R)--NY                       $           1.28  $           1.15    $           1.05
             The Big Edge Plus(R)                             $           1.29  $           5.48    $           2.33
             The Phoenix Edge(R)--VA NY Option 1              $           1.32  $           1.03    $           1.01
             The Phoenix Edge(R)--VA NY Option 2              $           1.29  $           0.99    $           1.06

                                                                Phoenix-Duff &
                                                              Phelps Real Estate
                                                              Securities Series
                                                              ------------------
Assets:
   Investments at fair value                                   $      8,761,005
                                                              ------------------
   Total Assets                                                $      8,761,005
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -
                                                              ------------------
         Total Net Assets                                      $      8,761,005
                                                              ==================
Net Assets:
   Accumulation Units                                          $      8,670,736
   Contracts in payout (annuitization period)                  $         90,269
                                                              ------------------
         Total Net Assets                                      $      8,761,005
                                                              ==================
                                                              ==================
         Units Outstanding                                            4,120,239
                                                              ==================
   Investment shares held                                               538,926
   Investments at cost                                         $      7,973,050

         Unit Value
             Asset Manager Option 1                            $              -
             Asset Manager Option 2                            $              -
             Big Edge                                          $           3.32
             Freedom Edge(R)                                   $           1.22
             Group Strategic Edge(R)                           $           3.25
             Phoenix Dimensions(R) Option 1                    $           0.77
             Phoenix Dimensions(R) Option 2                    $           0.77
             Phoenix Dimensions(R) Option 3                    $              -
             Phoenix Dimensions(R) Option 4                    $              -
             Phoenix Income Choice(R)                          $              -
             Phoenix Investor's Edge(R) Option 1               $           1.56
             Phoenix Investor's Edge(R) Option 2               $           1.54
             Phoenix Investor's Edge(R) Option 3               $              -
             Phoenix Investor's Edge(R) Option 4               $              -
             Phoenix Spectrum Edge(R) Option 1                 $           1.58
             Phoenix Spectrum Edge(R) Option 2                 $           1.56
             Phoenix Spectrum Edge(R) Option 3                 $              -
             Phoenix Spectrum Edge(R) Option 4                 $              -
             Phoenix Spectrum Edge(R) + Option 1               $           0.54
             Phoenix Spectrum Edge(R) + Option 2               $           0.54
             Retirement Planner's Edge                         $           1.64
             Templeton Investment Plus                         $              -
             The Big Edge Choice(R)--NY                        $           1.89
             The Big Edge Plus(R)                              $           3.25
             The Phoenix Edge(R)--VA NY Option 1               $           1.81
             The Phoenix Edge(R)--VA NY Option 2               $           1.73

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                               Phoenix-Sanford  Phoenix-Sanford    Phoenix-Van
                                                              Bernstein Mid-Cap Bernstein Small- Kampen Comstock
                                                                Value Series    Cap Value Series     Series
                                                              ----------------- ---------------- ----------------
Assets:
   Investments at fair value                                  $      9,035,934  $      4,181,355 $      5,532,041
                                                              ----------------- ---------------- ----------------
   Total Assets                                               $      9,035,934  $      4,181,355 $      5,532,041
Liabilities:
   Payable to Phoenix Life Insurance Company                  $              -  $              - $              -
                                                              ----------------- ---------------- ----------------
         Total Net Assets                                     $      9,035,934  $      4,181,355 $      5,532,041
                                                              ================= ================ ================
Net Assets:
   Accumulation Units                                         $      8,846,376  $      4,113,651 $      5,410,178
   Contracts in payout (annuitization period)                 $        189,558  $         67,704 $        121,863
                                                              ----------------- ---------------- ----------------
         Total Net Assets                                     $      9,035,934  $      4,181,355 $      5,532,041
                                                              ================= ================ ================
                                                              ================= ================ ================
         Units Outstanding                                           7,846,821         3,262,218        5,644,386
                                                              ================= ================ ================
   Investment shares held                                            1,196,709           476,973          719,375
   Investments at cost                                        $     12,500,915  $      5,759,270 $      8,729,544

         Unit Value
             Asset Manager Option 1                           $              -  $              - $              -
             Asset Manager Option 2                           $              -  $              - $              -
             Big Edge                                         $           1.27  $           1.24 $           1.11
             Freedom Edge(R)                                  $           1.09  $           1.06 $              -
             Group Strategic Edge(R)                          $           1.26  $           1.37 $           1.14
             Phoenix Dimensions(R) Option 1                   $           0.78  $           0.73 $           0.77
             Phoenix Dimensions(R) Option 2                   $           0.77  $           0.73 $              -
             Phoenix Dimensions(R) Option 3                   $              -  $              - $              -
             Phoenix Dimensions(R) Option 4                   $              -  $              - $              -
             Phoenix Income Choice(R)                         $              -  $              - $              -
             Phoenix Income Choice(R) with GPAF               $              -  $              - $              -
             Phoenix Investor's Edge(R) Option 1              $           1.11  $           1.09 $           0.81
             Phoenix Investor's Edge(R) Option 2              $           1.09  $           1.07 $           0.80
             Phoenix Investor's Edge(R) Option 3              $              -  $              - $              -
             Phoenix Investor's Edge(R) Option 4              $              -  $              - $              -
             Phoenix Spectrum Edge(R) Option 1                $           1.11  $           1.08 $           0.83
             Phoenix Spectrum Edge(R) Option 2                $           1.10  $           1.07 $           0.82
             Phoenix Spectrum Edge(R) Option 3                $              -  $              - $              -
             Phoenix Spectrum Edge(R) Option 4                $              -  $              - $              -
             Phoenix Spectrum Edge(R) + Option 1              $           0.56  $              - $              -
             Phoenix Spectrum Edge(R) + Option 2              $           0.56  $              - $              -
             Retirement Planner's Edge                        $           1.41  $              - $           0.67
             Templeton Investment Plus                        $              -  $              - $              -
             The Big Edge Choice(R)--NY                       $           1.26  $           1.19 $           1.12
             The Big Edge Plus(R)                             $           1.26  $           1.37 $           1.14
             The Phoenix Edge(R)--VA NY Option 1              $           1.49  $           1.32 $           0.69
             The Phoenix Edge(R)--VA NY Option 2              $           1.36  $           1.32 $           0.67

                                                                 Phoenix-Van
                                                              Kampen Equity 500
                                                                Index Series
                                                              -----------------
Assets:
   Investments at fair value                                  $      8,015,510
                                                              -----------------
   Total Assets                                               $      8,015,510
Liabilities:
   Payable to Phoenix Life Insurance Company                  $             56
                                                              -----------------
         Total Net Assets                                     $      8,015,454
                                                              =================
Net Assets:
   Accumulation Units                                         $      4,566,280
   Contracts in payout (annuitization period)                 $      3,449,174
                                                              -----------------
         Total Net Assets                                     $      8,015,454
                                                              =================
                                                              =================
         Units Outstanding                                          10,594,789
                                                              =================
   Investment shares held                                              988,544
   Investments at cost                                        $     10,401,014

         Unit Value
             Asset Manager Option 1                           $              -
             Asset Manager Option 2                           $              -
             Big Edge                                         $           0.92
             Freedom Edge(R)                                  $              -
             Group Strategic Edge(R)                          $           0.92
             Phoenix Dimensions(R) Option 1                   $              -
             Phoenix Dimensions(R) Option 2                   $              -
             Phoenix Dimensions(R) Option 3                   $              -
             Phoenix Dimensions(R) Option 4                   $              -
             Phoenix Income Choice(R)                         $              -
             Phoenix Income Choice(R) with GPAF               $           0.66
             Phoenix Investor's Edge(R) Option 1              $           0.75
             Phoenix Investor's Edge(R) Option 2              $           0.75
             Phoenix Investor's Edge(R) Option 3              $              -
             Phoenix Investor's Edge(R) Option 4              $              -
             Phoenix Spectrum Edge(R) Option 1                $           0.78
             Phoenix Spectrum Edge(R) Option 2                $           0.77
             Phoenix Spectrum Edge(R) Option 3                $              -
             Phoenix Spectrum Edge(R) Option 4                $              -
             Phoenix Spectrum Edge(R) + Option 1              $              -
             Phoenix Spectrum Edge(R) + Option 2              $              -
             Retirement Planner's Edge                        $           0.71
             Templeton Investment Plus                        $              -
             The Big Edge Choice(R)--NY                       $           0.74
             The Big Edge Plus(R)                             $           0.92
             The Phoenix Edge(R)--VA NY Option 1              $           0.78
             The Phoenix Edge(R)--VA NY Option 2              $           0.63

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                     PIMCO
                                                                 CommodityReal
                                                              Return/TM/ Strategy  PIMCO Real Return     PIMCO Total
                                                              Portfolio - Advisor Portfolio - Advisor Return Portfolio -
                                                                     Class               Class          Advisor Class
                                                              ------------------- ------------------- ------------------
Assets:
   Investments at fair value                                   $      1,521,770    $      1,054,714    $      1,981,878
                                                              ------------------- ------------------- ------------------
   Total Assets                                                $      1,521,770    $      1,054,714    $      1,981,878
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -    $              -    $              -
                                                              ------------------- ------------------- ------------------
         Total Net Assets                                      $      1,521,770    $      1,054,714    $      1,981,878
                                                              =================== =================== ==================
Net Assets:
   Accumulation Units                                          $      1,521,770    $      1,054,714    $      1,981,878
   Contracts in payout (annuitization period)                  $              -    $              -    $              -
                                                              ------------------- ------------------- ------------------
         Total Net Assets                                      $      1,521,770    $      1,054,714    $      1,981,878
                                                              =================== =================== ==================
                                                              =================== =================== ==================
         Units Outstanding                                            2,327,856           1,047,946           1,761,471
                                                              =================== =================== ==================
   Investment shares held                                               217,085              93,667             192,228
   Investments at cost                                         $      2,657,770    $      1,180,149    $      1,996,142

         Unit Value
             Asset Manager Option 1                            $              -    $              -    $              -
             Asset Manager Option 2                            $              -    $              -    $              -
             Big Edge                                          $           0.68    $           1.01    $           1.13
             Freedom Edge(R)                                   $           0.64    $           1.01    $              -
             Group Strategic Edge(R)                           $           0.67    $           1.00    $           1.12
             Phoenix Dimensions(R) Option 1                    $           0.64    $           1.02    $              -
             Phoenix Dimensions(R) Option 2                    $           0.64    $           1.01    $           1.14
             Phoenix Dimensions(R) Option 3                    $              -    $              -    $              -
             Phoenix Dimensions(R) Option 4                    $              -    $              -    $              -
             Phoenix Income Choice(R)                          $              -    $              -    $              -
             Phoenix Investor's Edge(R) Option 1               $           0.63    $              -    $              -
             Phoenix Investor's Edge(R) Option 2               $           0.63    $           1.00    $           1.13
             Phoenix Investor's Edge(R) Option 3               $              -    $              -    $              -
             Phoenix Investor's Edge(R) Option 4               $              -    $              -    $              -
             Phoenix Spectrum Edge(R) Option 1                 $           0.64    $           1.02    $           1.15
             Phoenix Spectrum Edge(R) Option 2                 $           0.64    $           1.02    $           1.15
             Phoenix Spectrum Edge(R) Option 3                 $              -    $              -    $              -
             Phoenix Spectrum Edge(R) Option 4                 $              -    $              -    $              -
             Phoenix Spectrum Edge(R) + Option 1               $           0.64    $              -    $              -
             Phoenix Spectrum Edge(R) + Option 2               $           0.64    $              -    $              -
             Retirement Planner's Edge                         $           0.64    $              -    $              -
             Templeton Investment Plus                         $              -    $              -    $              -
             The Big Edge Choice(R)--NY                        $           0.67    $           1.00    $           1.12
             The Big Edge Plus(R)                              $           0.67    $           1.00    $           1.12
             The Phoenix Edge(R)--VA NY Option 1               $           0.65    $              -    $           1.16
             The Phoenix Edge(R)--VA NY Option 2               $           0.64    $              -    $           1.15

                                                              Rydex Variable
                                                               Trust Inverse
                                                              Government Long
                                                               Bond Strategy
                                                                   Fund
                                                              ----------------
Assets:
   Investments at fair value                                  $        187,481
                                                              ----------------
   Total Assets                                               $        187,481
Liabilities:
   Payable to Phoenix Life Insurance Company                  $              -
                                                              ----------------
         Total Net Assets                                     $        187,481
                                                              ================
Net Assets:
   Accumulation Units                                         $        187,481
   Contracts in payout (annuitization period)                 $              -
                                                              ----------------
         Total Net Assets                                     $        187,481
                                                              ================
                                                              ================
         Units Outstanding                                             314,047
                                                              ================
   Investment shares held                                               13,784
   Investments at cost                                        $        340,821

         Unit Value
             Asset Manager Option 1                           $              -
             Asset Manager Option 2                           $              -
             Big Edge                                         $              -
             Freedom Edge(R)                                  $              -
             Group Strategic Edge(R)                          $              -
             Phoenix Dimensions(R) Option 1                   $              -
             Phoenix Dimensions(R) Option 2                   $              -
             Phoenix Dimensions(R) Option 3                   $              -
             Phoenix Dimensions(R) Option 4                   $              -
             Phoenix Income Choice(R)                         $              -
             Phoenix Investor's Edge(R) Option 1              $           0.59
             Phoenix Investor's Edge(R) Option 2              $           0.58
             Phoenix Investor's Edge(R) Option 3              $              -
             Phoenix Investor's Edge(R) Option 4              $              -
             Phoenix Spectrum Edge(R) Option 1                $           0.61
             Phoenix Spectrum Edge(R) Option 2                $           0.60
             Phoenix Spectrum Edge(R) Option 3                $              -
             Phoenix Spectrum Edge(R) Option 4                $              -
             Phoenix Spectrum Edge(R) + Option 1              $              -
             Phoenix Spectrum Edge(R) + Option 2              $              -
             Retirement Planner's Edge                        $              -
             Templeton Investment Plus                        $              -
             The Big Edge Choice(R)--NY                       $              -
             The Big Edge Plus(R)                             $              -
             The Phoenix Edge(R)--VA NY Option 1              $              -
             The Phoenix Edge(R)--VA NY Option 2              $           0.60

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                                Rydex Variable  Sentinel Variable
                                                              Rydex Variable     Trust Sector   Products Balanced
                                                              Trust Nova Fund   Rotation Fund         Fund
                                                              ---------------- ---------------- -----------------
Assets:
   Investments at fair value                                  $          7,224 $        352,576 $         53,441
                                                              ---------------- ---------------- -----------------
   Total Assets                                               $          7,224 $        352,576 $         53,441
Liabilities:
   Payable to Phoenix Life Insurance Company                  $              - $              - $              -
                                                              ---------------- ---------------- -----------------
         Total Net Assets                                     $          7,224 $        352,576 $         53,441
                                                              ================ ================ =================
Net Assets:
   Accumulation Units                                         $          7,224 $        352,576 $         53,441
   Contracts in payout (annuitization period)                 $              - $              - $              -
                                                              ---------------- ---------------- -----------------
         Total Net Assets                                     $          7,224 $        352,576 $         53,441
                                                              ================ ================ =================
                                                              ================ ================ =================
         Units Outstanding                                               9,737          318,896           69,963
                                                              ================ ================ =================
   Investment shares held                                                1,588           38,958            5,853
   Investments at cost                                        $         12,010 $        363,362 $         64,929

         Unit Value
             Asset Manager Option 1                           $              - $              - $              -
             Asset Manager Option 2                           $              - $              - $              -
             Big Edge                                         $              - $           1.12 $           0.77
             Freedom Edge(R)                                  $              - $              - $              -
             Group Strategic Edge(R)                          $              - $           1.10 $              -
             Phoenix Dimensions(R) Option 1                   $              - $              - $              -
             Phoenix Dimensions(R) Option 2                   $              - $              - $           0.76
             Phoenix Dimensions(R) Option 3                   $              - $              - $              -
             Phoenix Dimensions(R) Option 4                   $              - $              - $              -
             Phoenix Income Choice(R)                         $              - $              - $              -
             Phoenix Investor's Edge(R) Option 1              $              - $              - $              -
             Phoenix Investor's Edge(R) Option 2              $           0.72 $              - $              -
             Phoenix Investor's Edge(R) Option 3              $              - $              - $              -
             Phoenix Investor's Edge(R) Option 4              $              - $              - $              -
             Phoenix Spectrum Edge(R) Option 1                $           0.75 $           1.11 $              -
             Phoenix Spectrum Edge(R) Option 2                $              - $           1.10 $              -
             Phoenix Spectrum Edge(R) Option 3                $              - $              - $              -
             Phoenix Spectrum Edge(R) Option 4                $              - $              - $              -
             Phoenix Spectrum Edge(R) + Option 1              $              - $              - $              -
             Phoenix Spectrum Edge(R) + Option 2              $              - $              - $              -
             Retirement Planner's Edge                        $              - $              - $              -
             Templeton Investment Plus                        $              - $              - $              -
             The Big Edge Choice(R)--NY                       $              - $              - $              -
             The Big Edge Plus(R)                             $              - $           1.10 $           0.76
             The Phoenix Edge(R)--VA NY Option 1              $              - $              - $              -
             The Phoenix Edge(R)--VA NY Option 2              $              - $              - $              -

                                                              Sentinel Variable
                                                                Products Bond
                                                                    Fund
                                                              -----------------
Assets:
   Investments at fair value                                  $      2,023,674
                                                              -----------------
   Total Assets                                               $      2,023,674
Liabilities:
   Payable to Phoenix Life Insurance Company                  $              -
                                                              -----------------
         Total Net Assets                                     $      2,023,674
                                                              =================
Net Assets:
   Accumulation Units                                         $      2,023,674
   Contracts in payout (annuitization period)                 $              -
                                                              -----------------
         Total Net Assets                                     $      2,023,674
                                                              =================
                                                              =================
         Units Outstanding                                           1,946,044
                                                              =================
   Investment shares held                                              203,999
   Investments at cost                                        $      2,072,075

         Unit Value
             Asset Manager Option 1                           $              -
             Asset Manager Option 2                           $              -
             Big Edge                                         $           1.05
             Freedom Edge(R)                                  $           1.04
             Group Strategic Edge(R)                          $           1.04
             Phoenix Dimensions(R) Option 1                   $           1.04
             Phoenix Dimensions(R) Option 2                   $           1.04
             Phoenix Dimensions(R) Option 3                   $              -
             Phoenix Dimensions(R) Option 4                   $              -
             Phoenix Income Choice(R)                         $              -
             Phoenix Investor's Edge(R) Option 1              $           1.04
             Phoenix Investor's Edge(R) Option 2              $           1.03
             Phoenix Investor's Edge(R) Option 3              $              -
             Phoenix Investor's Edge(R) Option 4              $              -
             Phoenix Spectrum Edge(R) Option 1                $           1.04
             Phoenix Spectrum Edge(R) Option 2                $           1.04
             Phoenix Spectrum Edge(R) Option 3                $              -
             Phoenix Spectrum Edge(R) Option 4                $              -
             Phoenix Spectrum Edge(R) + Option 1              $           1.04
             Phoenix Spectrum Edge(R) + Option 2              $           1.04
             Retirement Planner's Edge                        $              -
             Templeton Investment Plus                        $              -
             The Big Edge Choice(R)--NY                       $           1.04
             The Big Edge Plus(R)                             $           1.04
             The Phoenix Edge(R)--VA NY Option 1              $           1.05
             The Phoenix Edge(R)--VA NY Option 2              $           1.04

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                              Sentinel Variable Sentinel Variable Sentinel Variable
                                                               Products Common  Products Mid Cap   Products Small
                                                                 Stock Fund        Growth Fund      Company Fund
                                                              ----------------- ----------------- -----------------
Assets:
   Investments at fair value                                  $      3,792,334  $        256,378  $        562,164
                                                              ----------------- ----------------- -----------------
   Total Assets                                               $      3,792,334  $        256,378  $        562,164
Liabilities:
   Payable to Phoenix Life Insurance Company                  $              -  $              -  $              -
                                                              ----------------- ----------------- -----------------
         Total Net Assets                                     $      3,792,334  $        256,378  $        562,164
                                                              ================= ================= =================
Net Assets:
   Accumulation Units                                         $      3,792,334  $        254,961  $        562,164
   Contracts in payout (annuitization period)                 $              -  $          1,417  $              -
                                                              ----------------- ----------------- -----------------
         Total Net Assets                                     $      3,792,334  $        256,378  $        562,164
                                                              ================= ================= =================
                                                              ================= ================= =================
         Units Outstanding                                           5,617,434           446,720           837,545
                                                              ================= ================= =================
   Investment shares held                                              401,732            38,265            60,447
   Investments at cost                                        $      5,042,228  $        451,976  $        763,752

         Unit Value
             Asset Manager Option 1                           $              -  $              -  $              -
             Asset Manager Option 2                           $              -  $              -  $              -
             Big Edge                                         $           0.68  $           0.58  $           0.67
             Freedom Edge(R)                                  $           0.67  $              -  $           0.67
             Group Strategic Edge(R)                          $           0.68  $              -  $           0.67
             Phoenix Dimensions(R) Option 1                   $           0.68  $              -  $           0.67
             Phoenix Dimensions(R) Option 2                   $           0.67  $              -  $           0.67
             Phoenix Dimensions(R) Option 3                   $              -  $              -  $              -
             Phoenix Dimensions(R) Option 4                   $              -  $              -  $              -
             Phoenix Income Choice(R)                         $              -  $              -  $              -
             Phoenix Investor's Edge(R) Option 1              $           0.67  $              -  $           0.67
             Phoenix Investor's Edge(R) Option 2              $           0.67  $              -  $           0.67
             Phoenix Investor's Edge(R) Option 3              $              -  $              -  $              -
             Phoenix Investor's Edge(R) Option 4              $              -  $              -  $              -
             Phoenix Spectrum Edge(R) Option 1                $           0.68  $           0.58  $           0.67
             Phoenix Spectrum Edge(R) Option 2                $           0.68  $              -  $           0.67
             Phoenix Spectrum Edge(R) Option 3                $              -  $              -  $              -
             Phoenix Spectrum Edge(R) Option 4                $              -  $              -  $              -
             Phoenix Spectrum Edge(R) + Option 1              $           0.68  $              -  $           0.67
             Phoenix Spectrum Edge(R) + Option 2              $           0.68  $              -  $           0.67
             Retirement Planner's Edge                        $              -  $              -  $              -
             Templeton Investment Plus                        $              -  $              -  $              -
             The Big Edge Choice(R)--NY                       $           0.68  $           0.57  $           0.67
             The Big Edge Plus(R)                             $           0.68  $           0.57  $           0.67
             The Phoenix Edge(R)--VA NY Option 1              $              -  $              -  $              -
             The Phoenix Edge(R)--VA NY Option 2              $           0.68  $              -  $           0.67

                                                                  Summit S&P
                                                               MidCap 400 Index
                                                              Portfolio - Class I
                                                                    Shares
                                                              -------------------
Assets:
   Investments at fair value                                   $         21,426
                                                              -------------------
   Total Assets                                                $         21,426
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -
                                                              -------------------
         Total Net Assets                                      $         21,426
                                                              ===================
Net Assets:
   Accumulation Units                                          $         21,426
   Contracts in payout (annuitization period)                  $              -
                                                              -------------------
         Total Net Assets                                      $         21,426
                                                              ===================
                                                              ===================
         Units Outstanding                                               30,640
                                                              ===================
   Investment shares held                                                   531
   Investments at cost                                         $         25,473

         Unit Value
             Asset Manager Option 1                            $              -
             Asset Manager Option 2                            $              -
             Big Edge                                          $           0.70
             Freedom Edge(R)                                   $              -
             Group Strategic Edge(R)                           $              -
             Phoenix Dimensions(R) Option 1                    $              -
             Phoenix Dimensions(R) Option 2                    $              -
             Phoenix Dimensions(R) Option 3                    $              -
             Phoenix Dimensions(R) Option 4                    $              -
             Phoenix Income Choice(R)                          $              -
             Phoenix Investor's Edge(R) Option 1               $              -
             Phoenix Investor's Edge(R) Option 2               $              -
             Phoenix Investor's Edge(R) Option 3               $              -
             Phoenix Investor's Edge(R) Option 4               $              -
             Phoenix Spectrum Edge(R) Option 1                 $              -
             Phoenix Spectrum Edge(R) Option 2                 $              -
             Phoenix Spectrum Edge(R) Option 3                 $              -
             Phoenix Spectrum Edge(R) Option 4                 $              -
             Phoenix Spectrum Edge(R) + Option 1               $              -
             Phoenix Spectrum Edge(R) + Option 2               $              -
             Retirement Planner's Edge                         $              -
             Templeton Investment Plus                         $              -
             The Big Edge Choice(R)--NY                        $              -
             The Big Edge Plus(R)                              $              -
             The Phoenix Edge(R)--VA NY Option 1               $           0.70
             The Phoenix Edge(R)--VA NY Option 2               $              -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                  Templeton          Templeton
                                                              Developing Markets Developing Markets Templeton Foreign
                                                              Securities Fund -  Securities Fund -  Securities Fund -
                                                                   Class 1            Class 2            Class 1
                                                              ------------------ ------------------ -----------------
Assets:
   Investments at fair value                                   $        343,803   $      1,273,535  $     12,445,098
                                                              ------------------ ------------------ -----------------
   Total Assets                                                $        343,803   $      1,273,535  $     12,445,098
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -   $              -  $              -
                                                              ------------------ ------------------ -----------------
         Total Net Assets                                      $        343,803   $      1,273,535  $     12,445,098
                                                              ================== ================== =================
Net Assets:
   Accumulation Units                                          $        343,803   $      1,270,524  $     12,428,533
   Contracts in payout (annuitization period)                  $              -   $          3,011  $         16,565
                                                              ------------------ ------------------ -----------------
         Total Net Assets                                      $        343,803   $      1,273,535  $     12,445,098
                                                              ================== ================== =================
                                                              ================== ================== =================
         Units Outstanding                                              386,568          1,497,312         5,310,175
                                                              ================== ================== =================
   Investment shares held                                                56,269            210,851         1,136,539
   Investments at cost                                         $        369,833   $      2,390,351  $     11,580,697

         Unit Value
             Asset Manager Option 1                            $              -   $              -  $              -
             Asset Manager Option 2                            $              -   $              -  $              -
             Big Edge                                          $              -   $           0.87  $              -
             Freedom Edge(R)                                   $              -   $           0.63  $              -
             Group Strategic Edge(R)                           $              -   $           0.83  $              -
             Phoenix Dimensions(R) Option 1                    $              -   $              -  $              -
             Phoenix Dimensions(R) Option 2                    $              -   $           0.63  $              -
             Phoenix Dimensions(R) Option 3                    $              -   $              -  $              -
             Phoenix Dimensions(R) Option 4                    $              -   $              -  $              -
             Phoenix Income Choice(R)                          $              -   $              -  $              -
             Phoenix Investor's Edge(R) Option 1               $              -   $           0.63  $              -
             Phoenix Investor's Edge(R) Option 2               $              -   $           0.63  $              -
             Phoenix Investor's Edge(R) Option 3               $              -   $              -  $              -
             Phoenix Investor's Edge(R) Option 4               $              -   $              -  $              -
             Phoenix Spectrum Edge(R) Option 1                 $              -   $           0.64  $              -
             Phoenix Spectrum Edge(R) Option 2                 $              -   $           0.63  $              -
             Phoenix Spectrum Edge(R) Option 3                 $              -   $              -  $              -
             Phoenix Spectrum Edge(R) Option 4                 $              -   $              -  $              -
             Phoenix Spectrum Edge(R) + Option 1               $              -   $              -  $              -
             Phoenix Spectrum Edge(R) + Option 2               $              -   $              -  $              -
             Retirement Planner's Edge                         $              -   $              -  $              -
             Templeton Investment Plus                         $           0.89   $              -  $           2.34
             The Big Edge Choice(R)--NY                        $              -   $           1.87  $              -
             The Big Edge Plus(R)                              $              -   $           0.83  $              -
             The Phoenix Edge(R)--VA NY Option 1               $              -   $           1.73  $              -
             The Phoenix Edge(R)--VA NY Option 2               $              -   $           1.64  $              -

                                                              Templeton Foreign
                                                              Securities Fund -
                                                                   Class 2
                                                              -----------------
Assets:
   Investments at fair value                                  $      3,583,681
                                                              -----------------
   Total Assets                                               $      3,583,681
Liabilities:
   Payable to Phoenix Life Insurance Company                  $              -
                                                              -----------------
         Total Net Assets                                     $      3,583,681
                                                              =================
Net Assets:
   Accumulation Units                                         $      3,552,819
   Contracts in payout (annuitization period)                 $         30,862
                                                              -----------------
         Total Net Assets                                     $      3,583,681
                                                              =================
                                                              =================
         Units Outstanding                                           3,105,862
                                                              =================
   Investment shares held                                              333,056
   Investments at cost                                        $      6,007,590

         Unit Value
             Asset Manager Option 1                           $              -
             Asset Manager Option 2                           $              -
             Big Edge                                         $           1.13
             Freedom Edge(R)                                  $              -
             Group Strategic Edge(R)                          $           1.21
             Phoenix Dimensions(R) Option 1                   $           0.90
             Phoenix Dimensions(R) Option 2                   $           0.89
             Phoenix Dimensions(R) Option 3                   $              -
             Phoenix Dimensions(R) Option 4                   $              -
             Phoenix Income Choice(R)                         $              -
             Phoenix Investor's Edge(R) Option 1              $           1.09
             Phoenix Investor's Edge(R) Option 2              $           1.08
             Phoenix Investor's Edge(R) Option 3              $              -
             Phoenix Investor's Edge(R) Option 4              $              -
             Phoenix Spectrum Edge(R) Option 1                $           1.12
             Phoenix Spectrum Edge(R) Option 2                $           1.11
             Phoenix Spectrum Edge(R) Option 3                $              -
             Phoenix Spectrum Edge(R) Option 4                $              -
             Phoenix Spectrum Edge(R) + Option 1              $              -
             Phoenix Spectrum Edge(R) + Option 2              $              -
             Retirement Planner's Edge                        $           0.97
             Templeton Investment Plus                        $              -
             The Big Edge Choice(R)--NY                       $           0.97
             The Big Edge Plus(R)                             $           1.21
             The Phoenix Edge(R)--VA NY Option 1              $           1.04
             The Phoenix Edge(R)--VA NY Option 2              $           0.92

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                              Templeton Global Templeton Global Templeton Global
                                                              Asset Allocation Asset Allocation Income Securities
                                                               Fund - Class 1   Fund - Class 2   Fund - Class 1
                                                              ---------------- ---------------- -----------------
Assets:
   Investments at fair value                                  $     23,928,611 $      1,173,288 $      4,879,664
                                                              ---------------- ---------------- -----------------
   Total Assets                                               $     23,928,611 $      1,173,288 $      4,879,664
Liabilities:
   Payable to Phoenix Life Insurance Company                  $              - $              - $              -
                                                              ---------------- ---------------- -----------------
         Total Net Assets                                     $     23,928,611 $      1,173,288 $      4,879,664
                                                              ================ ================ =================
Net Assets:
   Accumulation Units                                         $     23,698,344 $      1,157,456 $      4,824,038
   Contracts in payout (annuitization period)                 $        230,267 $         15,832 $         55,626
                                                              ---------------- ---------------- -----------------
         Total Net Assets                                     $     23,928,611 $      1,173,288 $      4,879,664
                                                              ================ ================ =================
                                                              ================ ================ =================
         Units Outstanding                                           5,838,225          724,852        1,381,804
                                                              ================ ================ =================
   Investment shares held                                            2,772,724          138,521          280,118
   Investments at cost                                        $     33,433,140 $      2,524,983 $      3,001,803

         Unit Value
             Asset Manager Option 1                           $              - $              - $              -
             Asset Manager Option 2                           $              - $              - $              -
             Big Edge                                         $              - $           1.63 $              -
             Freedom Edge(R)                                  $              - $              - $              -
             Group Strategic Edge(R)                          $              - $           1.66 $              -
             Phoenix Dimensions(R) Option 1                   $              - $              - $              -
             Phoenix Dimensions(R) Option 2                   $              - $              - $              -
             Phoenix Dimensions(R) Option 3                   $              - $              - $              -
             Phoenix Dimensions(R) Option 4                   $              - $              - $              -
             Phoenix Income Choice(R)                         $              - $              - $              -
             Phoenix Investor's Edge(R) Option 1              $              - $              - $              -
             Phoenix Investor's Edge(R) Option 2              $              - $              - $              -
             Phoenix Investor's Edge(R) Option 3              $              - $              - $              -
             Phoenix Investor's Edge(R) Option 4              $              - $              - $              -
             Phoenix Spectrum Edge(R) Option 1                $              - $              - $              -
             Phoenix Spectrum Edge(R) Option 2                $              - $              - $              -
             Phoenix Spectrum Edge(R) Option 3                $              - $              - $              -
             Phoenix Spectrum Edge(R) Option 4                $              - $              - $              -
             Phoenix Spectrum Edge(R) + Option 1              $              - $              - $              -
             Phoenix Spectrum Edge(R) + Option 2              $              - $              - $              -
             Retirement Planner's Edge                        $              - $              - $              -
             Templeton Investment Plus                        $           4.10 $              - $           3.53
             The Big Edge Choice(R)--NY                       $              - $           1.45 $              -
             The Big Edge Plus(R)                             $              - $           1.66 $              -
             The Phoenix Edge(R)--VA NY Option 1              $              - $           1.29 $              -
             The Phoenix Edge(R)--VA NY Option 2              $              - $           1.32 $              -

                                                              Templeton Growth
                                                              Securities Fund -
                                                                   Class 1
                                                              -----------------
Assets:
   Investments at fair value                                  $     39,431,109
                                                              -----------------
   Total Assets                                               $     39,431,109
Liabilities:
   Payable to Phoenix Life Insurance Company                  $              -
                                                              -----------------
         Total Net Assets                                     $     39,431,109
                                                              =================
Net Assets:
   Accumulation Units                                         $     39,071,995
   Contracts in payout (annuitization period)                 $        359,114
                                                              -----------------
         Total Net Assets                                     $     39,431,109
                                                              =================
                                                              =================
         Units Outstanding                                          12,085,460
                                                              =================
   Investment shares held                                            4,727,950
   Investments at cost                                        $     61,163,618

         Unit Value
             Asset Manager Option 1                           $              -
             Asset Manager Option 2                           $              -
             Big Edge                                         $              -
             Freedom Edge(R)                                  $              -
             Group Strategic Edge(R)                          $              -
             Phoenix Dimensions(R) Option 1                   $              -
             Phoenix Dimensions(R) Option 2                   $              -
             Phoenix Dimensions(R) Option 3                   $              -
             Phoenix Dimensions(R) Option 4                   $              -
             Phoenix Income Choice(R)                         $              -
             Phoenix Investor's Edge(R) Option 1              $              -
             Phoenix Investor's Edge(R) Option 2              $              -
             Phoenix Investor's Edge(R) Option 3              $              -
             Phoenix Investor's Edge(R) Option 4              $              -
             Phoenix Spectrum Edge(R) Option 1                $              -
             Phoenix Spectrum Edge(R) Option 2                $              -
             Phoenix Spectrum Edge(R) Option 3                $              -
             Phoenix Spectrum Edge(R) Option 4                $              -
             Phoenix Spectrum Edge(R) + Option 1              $              -
             Phoenix Spectrum Edge(R) + Option 2              $              -
             Retirement Planner's Edge                        $              -
             Templeton Investment Plus                        $           3.26
             The Big Edge Choice(R)--NY                       $              -
             The Big Edge Plus(R)                             $              -
             The Phoenix Edge(R)--VA NY Option 1              $              -
             The Phoenix Edge(R)--VA NY Option 2              $              -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                              Templeton Growth     Van Kampen UIF
                                                              Securities Fund -  Equity and Income       Wanger
                                                                   Class 2      Portfolio - Class II  International
                                                              ----------------- -------------------- ----------------
Assets:
   Investments at fair value                                  $      8,951,262    $        136,692   $     29,457,364
                                                              ----------------- -------------------- ----------------
   Total Assets                                               $      8,951,262    $        136,692   $     29,457,364
Liabilities:
   Payable to Phoenix Life Insurance Company                  $              -    $              -   $              -
                                                              ----------------- -------------------- ----------------
         Total Net Assets                                     $      8,951,262    $        136,692   $     29,457,364
                                                              ================= ==================== ================
Net Assets:
   Accumulation Units                                         $      8,887,432    $        136,692   $     29,402,706
   Contracts in payout (annuitization period)                 $         63,830    $              -   $         54,658
                                                              ----------------- -------------------- ----------------
         Total Net Assets                                     $      8,951,262    $        136,692   $     29,457,364
                                                              ================= ==================== ================
                                                              ================= ==================== ================
         Units Outstanding                                           9,441,730             167,757          9,104,200
                                                              ================= ==================== ================
   Investment shares held                                            1,091,618              12,692          1,423,750
   Investments at cost                                        $     14,067,843    $        184,906   $     22,124,375

         Unit Value
             Asset Manager Option 1                           $              -    $              -   $              -
             Asset Manager Option 2                           $              -    $              -   $              -
             Big Edge                                         $           1.28    $           0.81   $           3.73
             Freedom Edge(R)                                  $           0.97    $              -   $           1.57
             Group Strategic Edge(R)                          $           1.25    $           0.80   $           3.89
             Phoenix Dimensions(R) Option 1                   $           0.75    $              -   $           0.98
             Phoenix Dimensions(R) Option 2                   $           0.74    $              -   $           0.97
             Phoenix Dimensions(R) Option 3                   $              -    $              -   $              -
             Phoenix Dimensions(R) Option 4                   $              -    $              -   $              -
             Phoenix Income Choice(R)                         $              -    $              -   $              -
             Phoenix Investor's Edge(R) Option 1              $           0.89    $              -   $           1.59
             Phoenix Investor's Edge(R) Option 2              $           0.89    $           0.82   $           1.58
             Phoenix Investor's Edge(R) Option 3              $              -    $              -   $              -
             Phoenix Investor's Edge(R) Option 4              $              -    $              -   $              -
             Phoenix Spectrum Edge(R) Option 1                $           0.91    $              -   $           1.68
             Phoenix Spectrum Edge(R) Option 2                $           0.90    $           0.84   $           1.66
             Phoenix Spectrum Edge(R) Option 3                $              -    $              -   $           1.65
             Phoenix Spectrum Edge(R) Option 4                $              -    $              -   $              -
             Phoenix Spectrum Edge(R) + Option 1              $           0.54    $              -   $           0.56
             Phoenix Spectrum Edge(R) + Option 2              $           0.54    $              -   $           0.55
             Retirement Planner's Edge                        $              -    $              -   $           1.36
             Templeton Investment Plus                        $              -    $              -   $              -
             The Big Edge Choice(R)--NY                       $           1.04    $              -   $           2.10
             The Big Edge Plus(R)                             $           1.25    $           0.80   $           3.89
             The Phoenix Edge(R)--VA NY Option 1              $           0.93    $              -   $           1.26
             The Phoenix Edge(R)--VA NY Option 2              $           0.88    $              -   $           1.27

                                                                     Wanger
                                                              International Select
                                                              --------------------
Assets:
   Investments at fair value                                    $      3,943,086
                                                              --------------------
   Total Assets                                                 $      3,943,086
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                              --------------------
         Total Net Assets                                       $      3,943,086
                                                              ====================
Net Assets:
   Accumulation Units                                           $      3,922,551
   Contracts in payout (annuitization period)                   $         20,535
                                                              --------------------
         Total Net Assets                                       $      3,943,086
                                                              ====================
                                                              ====================
         Units Outstanding                                             2,190,034
                                                              ====================
   Investment shares held                                                328,317
   Investments at cost                                          $      5,787,744

         Unit Value
             Asset Manager Option 1                             $              -
             Asset Manager Option 2                             $              -
             Big Edge                                           $           1.08
             Freedom Edge(R)                                    $              -
             Group Strategic Edge(R)                            $           1.87
             Phoenix Dimensions(R) Option 1                     $           1.03
             Phoenix Dimensions(R) Option 2                     $              -
             Phoenix Dimensions(R) Option 3                     $              -
             Phoenix Dimensions(R) Option 4                     $              -
             Phoenix Income Choice(R)                           $              -
             Phoenix Investor's Edge(R) Option 1                $              -
             Phoenix Investor's Edge(R) Option 2                $           1.47
             Phoenix Investor's Edge(R) Option 3                $              -
             Phoenix Investor's Edge(R) Option 4                $              -
             Phoenix Spectrum Edge(R) Option 1                  $           1.57
             Phoenix Spectrum Edge(R) Option 2                  $           1.55
             Phoenix Spectrum Edge(R) Option 3                  $              -
             Phoenix Spectrum Edge(R) Option 4                  $              -
             Phoenix Spectrum Edge(R) + Option 1                $              -
             Phoenix Spectrum Edge(R) + Option 2                $           0.60
             Retirement Planner's Edge                          $              -
             Templeton Investment Plus                          $              -
             The Big Edge Choice(R)--NY                         $           1.87
             The Big Edge Plus(R)                               $           1.87
             The Phoenix Edge(R)--VA NY Option 1                $           1.35
             The Phoenix Edge(R)--VA NY Option 2                $           1.32

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                               Wanger Select      Wanger USA
                                                              ---------------- ----------------
Assets:
   Investments at fair value                                  $      3,571,493 $     28,045,227
                                                              ---------------- ----------------
   Total Assets                                               $      3,571,493 $     28,045,227
Liabilities:
   Payable to Phoenix Life Insurance Company                  $              - $              -
                                                              ---------------- ----------------
         Total Net Assets                                     $      3,571,493 $     28,045,227
                                                              ================ ================
Net Assets:
   Accumulation Units                                         $      3,547,053 $     27,982,284
   Contracts in payout (annuitization period)                 $         24,440 $         62,943
                                                              ---------------- ----------------
         Total Net Assets                                     $      3,571,493 $     28,045,227
                                                              ================ ================
                                                              ================ ================
         Units Outstanding                                           2,504,273       11,875,830
                                                              ================ ================
   Investment shares held                                              257,497        1,453,120
   Investments at cost                                        $      3,402,463 $     19,003,080

         Unit Value
             Asset Manager Option 1                           $              - $              -
             Asset Manager Option 2                           $              - $              -
             Big Edge                                         $           1.26 $           2.88
             Freedom Edge(R)                                  $              - $           0.96
             Group Strategic Edge(R)                          $           1.50 $           2.79
             Phoenix Dimensions(R) Option 1                   $           0.73 $           0.72
             Phoenix Dimensions(R) Option 2                   $           0.72 $           0.71
             Phoenix Dimensions(R) Option 3                   $              - $              -
             Phoenix Dimensions(R) Option 4                   $              - $              -
             Phoenix Income Choice(R)                         $              - $              -
             Phoenix Investor's Edge(R) Option 1              $           0.96 $           0.96
             Phoenix Investor's Edge(R) Option 2              $           0.95 $           0.95
             Phoenix Investor's Edge(R) Option 3              $              - $              -
             Phoenix Investor's Edge(R) Option 4              $              - $              -
             Phoenix Spectrum Edge(R) Option 1                $           1.01 $           1.01
             Phoenix Spectrum Edge(R) Option 2                $           1.00 $           1.00
             Phoenix Spectrum Edge(R) Option 3                $              - $              -
             Phoenix Spectrum Edge(R) Option 4                $              - $              -
             Phoenix Spectrum Edge(R) + Option 1              $              - $              -
             Phoenix Spectrum Edge(R) + Option 2              $              - $           0.57
             Retirement Planner's Edge                        $           1.04 $           0.98
             Templeton Investment Plus                        $              - $              -
             The Big Edge Choice(R)--NY                       $           1.55 $           1.12
             The Big Edge Plus(R)                             $           1.50 $           2.79
             The Phoenix Edge(R)--VA NY Option 1              $           1.15 $           1.09
             The Phoenix Edge(R)--VA NY Option 2              $           1.11 $           1.08

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008



                                                                   AIM V.I. Capital   AIM V.I. Core Equity  AIM V.I. Mid Cap
                                                                  Appreciation Fund -   Fund - Series I    Core Equity Fund -
                                                                    Series I Shares          Shares         Series I Shares
                                                                  ------------------- -------------------- ------------------
Income:
   Dividends                                                       $              -     $         16,167    $         21,490
Expenses:
   Mortality and expense fees                                                29,948                9,819              17,396
   Administrative fees                                                        1,845                  600                 381
                                                                  ------------------- -------------------- ------------------
Net investment income (loss)                                                (31,793)               5,748               3,713
                                                                  ------------------- -------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                               48,550                9,661              (3,765)
   Realized gain distributions                                                    -                    -             156,285
                                                                  ------------------- -------------------- ------------------
   Realized gain (loss)                                                      48,550                9,661             152,520
                                                                  ------------------- -------------------- ------------------

Change in unrealized appreciation (depreciation) during the year         (1,334,044)            (301,042)           (607,750)
                                                                  ------------------- -------------------- ------------------
Net increase (decrease) in net assets from operations              $     (1,317,287)    $       (285,633)   $       (451,517)
                                                                  =================== ==================== ==================

                                                                                       AllianceBernstein
                                                                   AllianceBernstein       VPS Wealth
                                                                     VPS Balanced         Appreciation       DWS Equity 500
                                                                    Wealth Strategy   Strategy Portfolio -  Index Fund VIP -
                                                                  Portfolio - Class B       Class B             Class A
                                                                  ------------------- -------------------- ------------------
Income:
   Dividends                                                       $            895     $              -    $        162,295
Expenses:
   Mortality and expense fees                                                   778                    2              83,476
   Administrative fees                                                           63                    -               3,778
                                                                  ------------------- -------------------- ------------------
Net investment income (loss)                                                     54                   (2)             75,041
                                                                  ------------------- -------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                 (913)                  (1)            (88,156)
   Realized gain distributions                                                    -                    -                   -
                                                                  ------------------- -------------------- ------------------
   Realized gain (loss)                                                        (913)                  (1)            (88,156)
                                                                  ------------------- -------------------- ------------------

Change in unrealized appreciation (depreciation) during the year            (20,522)                (155)         (3,315,166)
                                                                  ------------------- -------------------- ------------------
Net increase (decrease) in net assets from operations              $        (21,381)    $           (158)   $     (3,328,281)
                                                                  =================== ==================== ==================

                                                                    Alger American
                                                                        Capital
                                                                     Appreciation
                                                                  Portfolio - Class O
                                                                        Shares
                                                                  -------------------
Income:
   Dividends                                                       $              -
Expenses:
   Mortality and expense fees                                                33,627
   Administrative fees                                                        1,038
                                                                  -------------------
Net investment income (loss)                                                (34,665)
                                                                  -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                              261,526
   Realized gain distributions                                                    -
                                                                  -------------------
   Realized gain (loss)                                                     261,526
                                                                  -------------------

Change in unrealized appreciation (depreciation) during the year         (1,862,371)
                                                                  -------------------
Net increase (decrease) in net assets from operations              $     (1,635,510)
                                                                  ===================




                                                                     DWS Small Cap
                                                                  Index VIP - Class A
                                                                  -------------------
Income:
   Dividends                                                       $              -
Expenses:
   Mortality and expense fees                                                    84
   Administrative fees                                                            -
                                                                  -------------------
Net investment income (loss)                                                    (84)
                                                                  -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                               (2,255)
   Realized gain distributions                                                    -
                                                                  -------------------
   Realized gain (loss)                                                      (2,255)
                                                                  -------------------

Change in unrealized appreciation (depreciation) during the year             (4,444)
                                                                  -------------------
Net increase (decrease) in net assets from operations              $         (6,783)
                                                                  ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)


                                                                                                               Fidelity(R) VIP
                                                                    Federated Fund for     Federated High       Contrafund(R)
                                                                     U.S. Government      Income Bond Fund   Portfolio - Service
                                                                      Securities II      II - Primary Shares        Class
                                                                  ---------------------- ------------------- -------------------
Income:
   Dividends                                                         $        842,835     $        359,423    $        189,980
Expenses:
   Mortality and expense fees                                                 207,093               41,773             274,765
   Administrative fees                                                         11,089                1,567               7,335
                                                                  ---------------------- ------------------- -------------------
Net investment income (loss)                                                  624,653              316,083             (92,120)
                                                                  ---------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                (31,637)            (262,224)         (1,282,990)
   Realized gain distributions                                                      -                    -             686,979
                                                                  ---------------------- ------------------- -------------------
   Realized gain (loss)                                                       (31,637)            (262,224)           (596,011)
                                                                  ---------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation) during the year             (127,321)            (961,187)        (11,366,822)
                                                                  ---------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations                $        465,695     $       (907,328)   $    (12,054,953)
                                                                  ====================== =================== ===================

                                                                                           Fidelity(R) VIP
                                                                  Fidelity(R) VIP Growth  Investment Grade    Franklin Flex Cap
                                                                   Portfolio - Service    Bond Portfolio -    Growth Securities
                                                                          Class             Service Class      Fund - Class 2
                                                                  ---------------------- ------------------- -------------------
Income:
   Dividends                                                         $         22,377     $         88,475    $             33
Expenses:
   Mortality and expense fees                                                  43,907               34,072                 434
   Administrative fees                                                          1,628                2,837                  24
                                                                  ---------------------- ------------------- -------------------
Net investment income (loss)                                                  (23,158)              51,566                (425)
                                                                  ---------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                (45,499)              (1,463)               (824)
   Realized gain distributions                                                      -                1,749                   -
                                                                  ---------------------- ------------------- -------------------
   Realized gain (loss)                                                       (45,499)                 286                (824)
                                                                  ---------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation) during the year           (2,033,771)            (191,021)            (24,530)
                                                                  ---------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations                $     (2,102,428)    $       (139,169)   $        (25,779)
                                                                  ====================== =================== ===================

                                                                    Fidelity(R) VIP
                                                                        Growth
                                                                     Opportunities
                                                                  Portfolio - Service
                                                                         Class
                                                                  -------------------
Income:
   Dividends                                                       $         19,113
Expenses:
   Mortality and expense fees                                                57,027
   Administrative fees                                                        3,941
                                                                  -------------------
Net investment income (loss)                                                (41,855)
                                                                  -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                             (128,446)
   Realized gain distributions                                                    -
                                                                  -------------------
   Realized gain (loss)                                                    (128,446)
                                                                  -------------------

Change in unrealized appreciation (depreciation) during the year         (3,242,383)
                                                                  -------------------
Net increase (decrease) in net assets from operations              $     (3,412,684)
                                                                  ===================


                                                                    Franklin Income
                                                                   Securities Fund -
                                                                        Class 2
                                                                  -------------------
Income:
   Dividends                                                       $        343,402
Expenses:
   Mortality and expense fees                                                82,883
   Administrative fees                                                        6,116
                                                                  -------------------
Net investment income (loss)                                                254,403
                                                                  -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                             (325,061)
   Realized gain distributions                                              143,790
                                                                  -------------------
   Realized gain (loss)                                                    (181,271)
                                                                  -------------------

Change in unrealized appreciation (depreciation) during the year         (2,406,184)
                                                                  -------------------
Net increase (decrease) in net assets from operations              $     (2,333,052)
                                                                  ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)

                                                                  Lazard Retirement                           Lord Abbett
                                                                    U.S. Small Cap     Lord Abbett Bond    Growth and Income
                                                                  Equity Portfolio - Debenture Portfolio - Portfolio - Class
                                                                    Service Shares      Class VC Shares        VC Shares
                                                                  ------------------ --------------------- ------------------
Income:
   Dividends                                                       $              -    $        134,376     $        115,757
Expenses:
   Mortality and expense fees                                                 3,792              30,197              102,819
   Administrative fees                                                          158               1,759                6,147
                                                                  ------------------ --------------------- ------------------
Net investment income (loss)                                                 (3,950)            102,420                6,791
                                                                  ------------------ --------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                              (32,246)            (69,358)            (334,534)
   Realized gain distributions                                                    -               5,105               27,100
                                                                  ------------------ --------------------- ------------------
   Realized gain (loss)                                                     (32,246)            (64,253)            (307,434)
                                                                  ------------------ --------------------- ------------------

Change in unrealized appreciation (depreciation) during the year            (91,632)           (518,613)          (3,419,352)
                                                                  ------------------ --------------------- ------------------
Net increase (decrease) in net assets from operations              $       (127,828)   $       (480,446)    $     (3,719,995)
                                                                  ================== ===================== ==================

                                                                                                            Neuberger Berman
                                                                    Mutual Shares      Neuberger Berman      AMT Small Cap
                                                                  Securities Fund -      AMT Guardian      Growth Portfolio -
                                                                       Class 2        Portfolio - S Class       S Class
                                                                  ------------------ --------------------- ------------------
Income:
   Dividends                                                       $        445,339    $         10,271     $              -
Expenses:
   Mortality and expense fees                                               183,766              20,813                  188
   Administrative fees                                                        8,091               1,799                   18
                                                                  ------------------ --------------------- ------------------
Net investment income (loss)                                                253,482             (12,341)                (206)
                                                                  ------------------ --------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                             (421,185)            (20,258)                (963)
   Realized gain distributions                                              633,422              78,537                  274
                                                                  ------------------ --------------------- ------------------
   Realized gain (loss)                                                     212,237              58,279                 (689)
                                                                  ------------------ --------------------- ------------------

Change in unrealized appreciation (depreciation) during the year         (7,048,709)           (868,186)              (3,786)
                                                                  ------------------ --------------------- ------------------
Net increase (decrease) in net assets from operations              $     (6,582,990)   $       (822,248)    $         (4,681)
                                                                  ================== ===================== ==================

                                                                     Lord Abbett Mid
                                                                  Cap Value Portfolio -
                                                                     Class VC Shares
                                                                  ---------------------
Income:
   Dividends                                                        $         24,148
Expenses:
   Mortality and expense fees                                                 26,030
   Administrative fees                                                           546
                                                                  ---------------------
Net investment income (loss)                                                  (2,428)
                                                                  ---------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                              (177,207)
   Realized gain distributions                                                80,692
                                                                  ---------------------
   Realized gain (loss)                                                      (96,515)
                                                                  ---------------------

Change in unrealized appreciation (depreciation) during the year            (938,809)
                                                                  ---------------------
Net increase (decrease) in net assets from operations               $     (1,037,752)
                                                                  =====================

                                                                   Oppenheimer Capital
                                                                      Appreciation
                                                                    Fund/VA - Service
                                                                         Shares
                                                                  ---------------------
Income:
   Dividends                                                        $              -
Expenses:
   Mortality and expense fees                                                  1,021
   Administrative fees                                                            24
                                                                  ---------------------
Net investment income (loss)                                                  (1,045)
                                                                  ---------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                               (15,385)
   Realized gain distributions                                                     -
                                                                  ---------------------
   Realized gain (loss)                                                      (15,385)
                                                                  ---------------------

Change in unrealized appreciation (depreciation) during the year             (25,600)
                                                                  ---------------------
Net increase (decrease) in net assets from operations               $        (42,030)
                                                                  =====================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)

                                                                     Oppenheimer      Oppenheimer Main
                                                                  Global Securities   Street Small Cap
                                                                  Fund/VA - Service Fund(R)/VA - Service Phoenix Capital
                                                                       Shares              Shares         Growth Series
                                                                  ----------------- -------------------- ----------------
Income:
   Dividends                                                      $          4,201    $          2,226   $         32,554
Expenses:
   Mortality and expense fees                                                5,072              13,883          1,229,288
   Administrative fees                                                         116               1,160              6,523
                                                                  ----------------- -------------------- ----------------
Net investment income (loss)                                                 (987)            (12,817)        (1,203,257)
                                                                  ----------------- -------------------- ----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                            (23,151)            (18,212)        (1,692,841)
   Realized gain distributions                                              22,529              46,302                  -
                                                                  ----------------- -------------------- ----------------
   Realized gain (loss)                                                      (622)              28,090        (1,692,841)
                                                                  ----------------- -------------------- ----------------

Change in unrealized appreciation (depreciation) during the year         (204,474)           (551,336)       (47,824,681)
                                                                  ----------------- -------------------- ----------------
Net increase (decrease) in net assets from operations             $      (206,083)    $      (536,063)   $   (50,720,779)
                                                                  ================= ==================== ================

                                                                                                         Phoenix Dynamic
                                                                   Phoenix Dynamic    Phoenix Dynamic    Asset Allocation
                                                                  Asset Allocation    Asset Allocation   Series: Moderate
                                                                   Series: Growth     Series: Moderate        Growth
                                                                  ----------------- -------------------- ----------------
Income:
   Dividends                                                      $         10,623    $         30,387   $         41,682
Expenses:
   Mortality and expense fees                                                5,956              13,217             19,683
   Administrative fees                                                         366                 573              1,416
                                                                  ----------------- -------------------- ----------------
Net investment income (loss)                                                 4,301              16,597             20,583
                                                                  ----------------- -------------------- ----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                            (60,909)             (7,288)           (19,042)
   Realized gain distributions                                               5,642              18,528             45,745
                                                                  ----------------- -------------------- ----------------
   Realized gain (loss)                                                   (55,267)              11,240             26,703
                                                                  ----------------- -------------------- ----------------

Change in unrealized appreciation (depreciation) during the year         (167,687)           (230,511)          (521,406)
                                                                  ----------------- -------------------- ----------------
Net increase (decrease) in net assets from operations             $      (218,653)    $      (202,674)   $      (474,120)
                                                                  ================= ==================== ================

                                                                   Phoenix Dynamic
                                                                   Asset Allocation
                                                                  Series: Aggressive
                                                                        Growth
                                                                  ------------------
Income:
   Dividends                                                       $         11,515
Expenses:
   Mortality and expense fees                                                 7,167
   Administrative fees                                                          617
                                                                  ------------------
Net investment income (loss)                                                  3,731
                                                                  ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                             (16,852)
   Realized gain distributions                                                7,597
                                                                  ------------------
   Realized gain (loss)                                                     (9,255)
                                                                  ------------------

Change in unrealized appreciation (depreciation) during the year          (264,896)
                                                                  ------------------
Net increase (decrease) in net assets from operations              $      (270,420)
                                                                  ==================



                                                                    Phoenix Growth
                                                                  and Income Series
                                                                  ------------------
Income:
   Dividends                                                       $        132,426
Expenses:
   Mortality and expense fees                                               132,046
   Administrative fees                                                        6,364
                                                                  ------------------
Net investment income (loss)                                                (5,984)
                                                                  ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                              158,878
   Realized gain distributions                                              137,901
                                                                  ------------------
   Realized gain (loss)                                                     296,779
                                                                  ------------------

Change in unrealized appreciation (depreciation) during the year        (4,757,027)
                                                                  ------------------
Net increase (decrease) in net assets from operations              $    (4,466,232)
                                                                  ==================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)

                                                                                                         Phoenix Multi-
                                                                   Phoenix Mid-Cap    Phoenix Money       Sector Fixed
                                                                    Growth Series     Market Series      Income Series
                                                                  ----------------- ----------------- --------------------
Income:
   Dividends                                                      $              -  $        585,456    $      2,281,822
Expenses:
   Mortality and expense fees                                              135,803           333,958             377,279
   Administrative fees                                                       3,257            10,889               8,937
                                                                  ----------------- ----------------- --------------------
Net investment income (loss)                                              (139,060)          240,609           1,895,606
                                                                  ----------------- ----------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                             (51,357)                -            (690,649)
   Realized gain distributions                                                   -                 -                   -
                                                                  ----------------- ----------------- --------------------
   Realized gain (loss)                                                    (51,357)                -            (690,649)
                                                                  ----------------- ----------------- --------------------

Change in unrealized appreciation (depreciation) during the year        (5,830,510)                -          (7,178,343)
                                                                  ----------------- ----------------- --------------------
Net increase (decrease) in net assets from operations             $     (6,020,927) $        240,609    $     (5,973,386)
                                                                  ================= ================= ====================


                                                                  Phoenix Small-Cap Phoenix Strategic   Phoenix-Aberdeen
                                                                    Growth Series   Allocation Series International Series
                                                                  ----------------- ----------------- --------------------
Income:
   Dividends                                                      $              -  $      3,163,947    $        956,539
Expenses:
   Mortality and expense fees                                               45,505         1,313,965             631,355
   Administrative fees                                                       1,402             5,867              14,501
                                                                  ----------------- ----------------- --------------------
Net investment income (loss)                                               (46,907)        1,844,115             310,683
                                                                  ----------------- ----------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                            (244,204)       (2,721,138)            270,308
   Realized gain distributions                                             120,052         1,090,587           2,213,777
                                                                  ----------------- ----------------- --------------------
   Realized gain (loss)                                                   (124,152)       (1,630,551)          2,484,085
                                                                  ----------------- ----------------- --------------------

Change in unrealized appreciation (depreciation) during the year        (2,076,990)      (31,811,952)        (26,330,746)
                                                                  ----------------- ----------------- --------------------
Net increase (decrease) in net assets from operations             $     (2,248,049) $    (31,598,388)   $    (23,535,978)
                                                                  ================= ================= ====================

                                                                    Phoenix Multi-
                                                                  Sector Short Term
                                                                     Bond Series
                                                                  ------------------
Income:
   Dividends                                                       $        174,405
Expenses:
   Mortality and expense fees                                                38,966
   Administrative fees                                                        1,212
                                                                  ------------------
Net investment income (loss)                                                134,227
                                                                  ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                              (35,936)
   Realized gain distributions                                                    -
                                                                  ------------------
   Realized gain (loss)                                                     (35,936)
                                                                  ------------------

Change in unrealized appreciation (depreciation) during the year           (489,208)
                                                                  ------------------
Net increase (decrease) in net assets from operations              $       (390,917)
                                                                  ==================

                                                                    Phoenix-Duff &
                                                                  Phelps Real Estate
                                                                  Securities Series
                                                                  ------------------
Income:
   Dividends                                                       $        206,793
Expenses:
   Mortality and expense fees                                               172,380
   Administrative fees                                                        5,003
                                                                  ------------------
Net investment income (loss)                                                 29,410
                                                                  ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                              758,179
   Realized gain distributions                                              334,129
                                                                  ------------------
   Realized gain (loss)                                                   1,092,308
                                                                  ------------------

Change in unrealized appreciation (depreciation) during the year         (6,583,300)
                                                                  ------------------
Net increase (decrease) in net assets from operations              $     (5,461,582)
                                                                  ==================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)

                                                                    Phoenix-Sanford     Phoenix-Sanford      Phoenix-Van
                                                                   Bernstein Mid-Cap   Bernstein Small-    Kampen Comstock
                                                                     Value Series      Cap Value Series         Series
                                                                  ------------------- ------------------- ------------------
Income:
   Dividends                                                       $         22,419    $          5,431    $        145,108
Expenses:
   Mortality and expense fees                                               166,768              82,864              99,180
   Administrative fees                                                        5,983               3,090               3,872
                                                                  ------------------- ------------------- ------------------
Net investment income (loss)                                               (150,332)            (80,523)             42,056
                                                                  ------------------- ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                             (114,335)           (404,414)           (372,483)
   Realized gain distributions                                              762,314             164,021             178,922
                                                                  ------------------- ------------------- ------------------
   Realized gain (loss)                                                     647,979            (240,393)           (193,561)
                                                                  ------------------- ------------------- ------------------

Change in unrealized appreciation (depreciation) during the year         (5,962,102)         (2,746,246)         (3,392,858)
                                                                  ------------------- ------------------- ------------------
Net increase (decrease) in net assets from operations              $     (5,464,455)   $     (3,067,162)   $     (3,544,363)
                                                                  =================== =================== ==================

                                                                         PIMCO
                                                                     CommodityReal
                                                                  Return/TM/ Strategy  PIMCO Real Return     PIMCO Total
                                                                  Portfolio - Advisor Portfolio - Advisor Return Portfolio -
                                                                         Class               Class          Advisor Class
                                                                  ------------------- ------------------- ------------------
Income:
   Dividends                                                       $         99,850    $         47,940    $         63,402
Expenses:
   Mortality and expense fees                                                27,021              17,237              17,543
   Administrative fees                                                        1,320                 457                 464
                                                                  ------------------- ------------------- ------------------
Net investment income (loss)                                                 71,509              30,246              45,395
                                                                  ------------------- ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                             (329,038)           (114,905)             (3,742)
   Realized gain distributions                                               21,731               1,584              35,178
                                                                  ------------------- ------------------- ------------------
   Realized gain (loss)                                                    (307,307)           (113,321)             31,436
                                                                  ------------------- ------------------- ------------------

Change in unrealized appreciation (depreciation) during the year         (1,236,681)           (133,082)            (36,295)
                                                                  ------------------- ------------------- ------------------
Net increase (decrease) in net assets from operations              $     (1,472,479)   $       (216,157)   $         40,536
                                                                  =================== =================== ==================

                                                                     Phoenix-Van
                                                                  Kampen Equity 500
                                                                    Index Series
                                                                  -----------------
Income:
   Dividends                                                      $        195,844
Expenses:
   Mortality and expense fees                                              203,096
   Administrative fees                                                       3,042
                                                                  -----------------
Net investment income (loss)                                               (10,294)
                                                                  -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                            (118,738)
   Realized gain distributions                                                   -
                                                                  -----------------
   Realized gain (loss)                                                   (118,738)
                                                                  -----------------

Change in unrealized appreciation (depreciation) during the year        (5,412,614)
                                                                  -----------------
Net increase (decrease) in net assets from operations             $     (5,541,646)
                                                                  =================

                                                                   Rydex Variable
                                                                    Trust Inverse
                                                                   Government Long
                                                                    Bond Strategy
                                                                        Fund
                                                                  -----------------
Income:
   Dividends                                                      $          1,174
Expenses:
   Mortality and expense fees                                                4,864
   Administrative fees                                                         441
                                                                  -----------------
Net investment income (loss)                                                (4,131)
                                                                  -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                             (73,398)
   Realized gain distributions                                                   -
                                                                  -----------------
   Realized gain (loss)                                                    (73,398)
                                                                  -----------------

Change in unrealized appreciation (depreciation) during the year           (14,932)
                                                                  -----------------
Net increase (decrease) in net assets from operations             $        (92,461)
                                                                  =================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)

                                                                                     Rydex Variable   Sentinel Variable
                                                                   Rydex Variable     Trust Sector    Products Balanced
                                                                   Trust Nova Fund    Rotation Fund         Fund
                                                                  ----------------- ----------------- -----------------
Income:
   Dividends                                                      $             42  $              -  $          1,894
Expenses:
   Mortality and expense fees                                                  221             6,837               637
   Administrative fees                                                          20                32                 4
                                                                  ----------------- ----------------- -----------------
Net investment income (loss)                                                 (199)           (6,869)             1,253
                                                                  ----------------- ----------------- -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                               2,799           (5,314)           (1,709)
   Realized gain distributions                                                   -             1,381               224
                                                                  ----------------- ----------------- -----------------
   Realized gain (loss)                                                      2,799           (3,933)           (1,485)
                                                                  ----------------- ----------------- -----------------

Change in unrealized appreciation (depreciation) during the year          (14,634)         (273,286)          (11,488)
                                                                  ----------------- ----------------- -----------------
Net increase (decrease) in net assets from operations             $       (12,034)  $      (284,088)  $       (11,720)
                                                                  ================= ================= =================


                                                                  Sentinel Variable Sentinel Variable Sentinel Variable
                                                                   Products Common  Products Mid Cap   Products Small
                                                                     Stock Fund        Growth Fund      Company Fund
                                                                  ----------------- ----------------- -----------------
Income:
   Dividends                                                      $         57,374  $              -  $          2,322
Expenses:
   Mortality and expense fees                                               33,412             4,393             5,863
   Administrative fees                                                       2,850                82               428
                                                                  ----------------- ----------------- -----------------
Net investment income (loss)                                                21,112           (4,475)           (3,969)
                                                                  ----------------- ----------------- -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                               4,630           (9,250)          (85,608)
   Realized gain distributions                                                   -                 -             9,794
                                                                  ----------------- ----------------- -----------------
   Realized gain (loss)                                                      4,630           (9,250)          (75,814)
                                                                  ----------------- ----------------- -----------------

Change in unrealized appreciation (depreciation) during the year       (1,225,245)         (194,522)         (175,310)
                                                                  ----------------- ----------------- -----------------
Net increase (decrease) in net assets from operations             $    (1,199,503)  $      (208,247)  $      (255,093)
                                                                  ================= ================= =================

                                                                   Sentinel Variable
                                                                     Products Bond
                                                                         Fund
                                                                  -------------------
Income:
   Dividends                                                       $         79,531
Expenses:
   Mortality and expense fees                                                18,981
   Administrative fees                                                          964
                                                                  -------------------
Net investment income (loss)                                                 59,586
                                                                  -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                                (326)
   Realized gain distributions                                                    -
                                                                  -------------------
   Realized gain (loss)                                                       (326)
                                                                  -------------------

Change in unrealized appreciation (depreciation) during the year           (42,024)
                                                                  -------------------
Net increase (decrease) in net assets from operations              $         17,236
                                                                  ===================

                                                                      Summit S&P
                                                                   MidCap 400 Index
                                                                  Portfolio - Class I
                                                                        Shares
                                                                  -------------------
Income:
   Dividends                                                       $            295
Expenses:
   Mortality and expense fees                                                   128
   Administrative fees                                                            -
                                                                  -------------------
Net investment income (loss)                                                    167
                                                                  -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                              (7,046)
   Realized gain distributions                                                    3
                                                                  -------------------
   Realized gain (loss)                                                     (7,043)
                                                                  -------------------

Change in unrealized appreciation (depreciation) during the year            (4,048)
                                                                  -------------------
Net increase (decrease) in net assets from operations              $       (10,924)
                                                                  ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)

                                                                      Templeton          Templeton
                                                                  Developing Markets Developing Markets Templeton Foreign
                                                                  Securities Fund -  Securities Fund -  Securities Fund -
                                                                       Class 1            Class 2            Class 1
                                                                  ------------------ ------------------ -----------------
Income:
   Dividends                                                       $         22,856   $         75,830  $        522,565
Expenses:
   Mortality and expense fees                                                 9,993             31,980           243,067
   Administrative fees                                                          994                519            24,177
                                                                  ------------------ ------------------ -----------------
Net investment income (loss)                                                 11,869             43,331           255,321
                                                                  ------------------ ------------------ -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                               10,283           (238,954)           68,349
   Realized gain distributions                                              151,622            568,398         1,890,835
                                                                  ------------------ ------------------ -----------------
   Realized gain (loss)                                                     161,905            329,444         1,959,184
                                                                  ------------------ ------------------ -----------------

Change in unrealized appreciation (depreciation) during the year           (724,826)        (2,108,656)      (11,885,446)
                                                                  ------------------ ------------------ -----------------
Net increase (decrease) in net assets from operations              $       (551,052)  $     (1,735,881) $     (9,670,941)
                                                                  ================== ================== =================

                                                                   Templeton Global   Templeton Global  Templeton Global
                                                                   Asset Allocation   Asset Allocation  Income Securities
                                                                    Fund - Class 1     Fund - Class 2    Fund - Class 1
                                                                  ------------------ ------------------ -----------------
Income:
   Dividends                                                       $      3,552,514   $        161,182  $        204,306
Expenses:
   Mortality and expense fees                                               415,803             19,036            66,833
   Administrative fees                                                       41,359                234             6,648
                                                                  ------------------ ------------------ -----------------
Net investment income (loss)                                              3,095,352            141,912           130,825
                                                                  ------------------ ------------------ -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                             (906,328)           (23,220)           56,900
   Realized gain distributions                                            4,321,516            201,640                 -
                                                                  ------------------ ------------------ -----------------
   Realized gain (loss)                                                   3,415,188            178,420            56,900
                                                                  ------------------ ------------------ -----------------

Change in unrealized appreciation (depreciation) during the year        (16,132,535)          (761,313)           50,511
                                                                  ------------------ ------------------ -----------------
Net increase (decrease) in net assets from operations              $     (9,621,995)  $       (440,981) $        238,236
                                                                  ================== ================== =================

                                                                  Templeton Foreign
                                                                  Securities Fund -
                                                                       Class 2
                                                                  -----------------
Income:
   Dividends                                                      $        137,667
Expenses:
   Mortality and expense fees                                               70,821
   Administrative fees                                                       2,096
                                                                  -----------------
Net investment income (loss)                                                64,750
                                                                  -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                            (236,330)
   Realized gain distributions                                             563,433
                                                                  -----------------
   Realized gain (loss)                                                    327,103
                                                                  -----------------

Change in unrealized appreciation (depreciation) during the year        (3,238,763)
                                                                  -----------------
Net increase (decrease) in net assets from operations             $     (2,846,910)
                                                                  =================

                                                                  Templeton Growth
                                                                  Securities Fund -
                                                                       Class 1
                                                                  -----------------
Income:
   Dividends                                                      $      1,276,668
Expenses:
   Mortality and expense fees                                              772,307
   Administrative fees                                                      76,819
                                                                  -----------------
Net investment income (loss)                                               427,542
                                                                  -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                            (995,784)
   Realized gain distributions                                           4,244,006
                                                                  -----------------
   Realized gain (loss)                                                  3,248,222
                                                                  -----------------

Change in unrealized appreciation (depreciation) during the year       (36,315,475)
                                                                  -----------------
Net increase (decrease) in net assets from operations             $    (32,639,711)
                                                                  =================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)

                                                                  Templeton Growth     Van Kampen UIF
                                                                  Securities Fund -  Equity and Income       Wanger
                                                                       Class 2      Portfolio - Class II  International
                                                                  ----------------- -------------------- ----------------
Income:
   Dividends                                                      $        221,559    $          4,006   $        494,188
Expenses:
   Mortality and expense fees                                              158,948               2,083            609,574
   Administrative fees                                                       7,096                  30              6,159
                                                                  ----------------- -------------------- ----------------
Net investment income (loss)                                                55,515               1,893          (121,545)
                                                                  ----------------- -------------------- ----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                           (372,350)            (19,107)            917,581
   Realized gain distributions                                             873,079               5,391          7,474,960
                                                                  ----------------- -------------------- ----------------
   Realized gain (loss)                                                    500,729            (13,716)          8,392,541
                                                                  ----------------- -------------------- ----------------

Change in unrealized appreciation (depreciation) during the year       (7,295,053)            (41,236)       (36,108,291)
                                                                  ----------------- -------------------- ----------------
Net increase (decrease) in net assets from operations             $    (6,738,809)    $       (53,059)   $   (27,837,295)
                                                                  ================= ==================== ================

                                                                    Wanger Select        Wanger USA
                                                                  ----------------- --------------------
Income:
   Dividends                                                      $              -    $              -
Expenses:
   Mortality and expense fees                                               76,735             542,960
   Administrative fees                                                         869               6,272
                                                                  ----------------- --------------------
Net investment income (loss)                                              (77,604)           (549,232)
                                                                  ----------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                              76,680           1,846,928
   Realized gain distributions                                             209,027           5,583,044
                                                                  ----------------- --------------------
   Realized gain (loss)                                                    285,707           7,429,972
                                                                  ----------------- --------------------

Change in unrealized appreciation (depreciation) during the year       (3,960,431)        (27,560,430)
                                                                  ----------------- --------------------
Net increase (decrease) in net assets from operations             $    (3,752,328)    $   (20,679,690)
                                                                  ================= ====================

                                                                         Wanger
                                                                  International Select
                                                                  --------------------
Income:
   Dividends                                                        $         29,100
Expenses:
   Mortality and expense fees                                                 87,589
   Administrative fees                                                           915
                                                                  --------------------
Net investment income (loss)                                                (59,404)
                                                                  --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                             (185,409)
   Realized gain distributions                                             1,952,265
                                                                  --------------------
   Realized gain (loss)                                                    1,766,856
                                                                  --------------------

Change in unrealized appreciation (depreciation) during the year         (5,459,051)
                                                                  --------------------
Net increase (decrease) in net assets from operations               $    (3,751,599)
                                                                  ====================



Income:
   Dividends
Expenses:
   Mortality and expense fees
   Administrative fees

Net investment income (loss)


Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares
   Realized gain distributions

   Realized gain (loss)


Change in unrealized appreciation (depreciation) during the year

Net increase (decrease) in net assets from operations


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007

                                                             AIM V.I. Capital Appreciation Fund - Series I
                                                                              Shares
                                                             --------------------------------------------
                                                                     2008                   2007
                                                              -------------------    -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (31,793)   $           (49,495)
      Realized gains (losses)                                             48,550                156,189
      Unrealized appreciation (depreciation) during
       the year                                                       (1,334,044)               265,367
                                                             -------------------    -------------------
Net increase (decrease) in net assets from operations                 (1,317,287)               372,061
                                                             -------------------    -------------------
Contract transactions:
      Payments received from contract owners                              44,361                160,321
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (44,041)              (286,022)
      Transfers for contract benefits and terminations                  (422,671)              (619,326)
      Contract maintenance charges                                        (8,309)               (10,213)
      Net change to contracts in payout period                                 -                      -
                                                             -------------------    -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (430,660)              (755,240)
                                                             -------------------    -------------------
         Total increase (decrease) in net assets                      (1,747,947)              (383,179)
Net assets at beginning of period                                      3,389,069              3,772,248
                                                             -------------------    -------------------
Net assets at end of period                                  $         1,641,122    $         3,389,069
                                                             ===================    ===================

                                                             AIM V.I. Core Equity Fund - Series I Shares
                                                             ------------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             5,748   $            (3,052)
      Realized gains (losses)                                              9,661                34,380
      Unrealized appreciation (depreciation) during
       the year                                                         (301,042)               50,344
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                   (285,633)               81,672
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                              22,107                22,153
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (136,692)             (109,901)
      Transfers for contract benefits and terminations                  (153,351)             (168,826)
      Contract maintenance charges                                        (1,827)               (2,496)
      Net change to contracts in payout period                                 -                     -
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (269,763)             (259,070)
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                        (555,396)             (177,398)
Net assets at beginning of period                                      1,123,305             1,300,703
                                                             -------------------   -------------------
Net assets at end of period                                  $           567,909   $         1,123,305
                                                             ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             AIM V.I. Mid Cap Core Equity Fund - Series I
                                                                              Shares
                                                             -------------------------------------------
                                                                     2008                   2007
                                                              -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             3,713    $           (19,821)
      Realized gains (losses)                                            152,520                 53,478
      Unrealized appreciation (depreciation) during
       the year                                                         (607,750)               117,045
                                                             -------------------    -------------------
Net increase (decrease) in net assets from operations                   (451,517)               150,702
                                                             -------------------    -------------------
Contract transactions:
      Payments received from contract owners                              12,983                 16,731
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (119,189)              (196,088)
      Transfers for contract benefits and terminations                   (96,730)              (240,724)
      Contract maintenance charges                                        (1,424)                (1,961)
      Net change to contracts in payout period                             1,013                   (136)
                                                             -------------------    -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (203,347)              (422,178)
                                                             -------------------    -------------------
         Total increase (decrease) in net assets                        (654,864)              (271,476)
Net assets at beginning of period                                      1,674,386              1,945,862
                                                             -------------------    -------------------
Net assets at end of period                                  $         1,019,522    $         1,674,386
                                                             ===================    ===================

                                                                Alger American Capital Appreciation
                                                                    Portfolio - Class O Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (34,665) $           (48,115)
      Realized gains (losses)                                            261,526              362,865
      Unrealized appreciation (depreciation) during
       the year                                                       (1,862,371)             749,855
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,635,510)           1,064,605
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              66,378               98,769
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (150,066)            (227,766)
      Transfers for contract benefits and terminations                  (546,845)            (639,729)
      Contract maintenance charges                                        (3,666)              (3,530)
      Net change to contracts in payout period                             2,883               (1,226)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (631,316)            (773,482)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (2,266,826)             291,123
Net assets at beginning of period                                      4,005,076            3,713,953
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,738,250  $         4,005,076
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                              AllianceBernstein VPS Balanced Wealth
                                                                   Strategy Portfolio - Class B
                                                             ----------------------------------------
                                                                     2008                2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $                54  $                 -
      Realized gains (losses)                                               (913)                   -
      Unrealized appreciation (depreciation) during
       the year                                                          (20,522)                   -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (21,381)                   -
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             248,048                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                        4,266                    -
      Transfers for contract benefits and terminations                         -                    -
      Contract maintenance charges                                             -                    -
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 252,314                    -
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         230,933                    -
Net assets at beginning of period                                              -                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $           230,933  $                 -
                                                             ===================  ===================

                                                             AllianceBernstein VPS Wealth Appreciation
                                                                   Strategy Portfolio - Class B
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $                (2)  $                 -
      Realized gains (losses)                                                 (1)                    -
      Unrealized appreciation (depreciation) during
       the year                                                             (155)                    -
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                       (158)                    -
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                                   -                     -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                          501                     -
      Transfers for contract benefits and terminations                         -                     -
      Contract maintenance charges                                             -                     -
      Net change to contracts in payout period                                 -                     -
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                     501                     -
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                             343                     -
Net assets at beginning of period                                              -                     -
                                                             -------------------   -------------------
Net assets at end of period                                  $               343   $                 -
                                                             ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                              DWS Equity 500 Index Fund VIP - Class A
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            75,041  $            12,774
      Realized gains (losses)                                            (88,156)             347,430
      Unrealized appreciation (depreciation) during
       the year                                                       (3,315,166)             (34,652)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (3,328,281)             325,552
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              98,796              447,991
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      838,969              776,916
      Transfers for contract benefits and terminations                (1,069,921)          (1,408,806)
      Contract maintenance charges                                       (15,629)             (13,668)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (147,785)            (197,567)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (3,476,066)             127,985
Net assets at beginning of period                                      8,535,021            8,407,036
                                                             -------------------  -------------------
Net assets at end of period                                  $         5,058,955  $         8,535,021
                                                             ===================  ===================

                                                                DWS Small Cap Index VIP - Class A
                                                             ----------------------------------------
                                                                     2008                2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $               (84) $                 -
      Realized gains (losses)                                             (2,255)                   -
      Unrealized appreciation (depreciation) during
       the year                                                           (4,444)                   -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                     (6,783)                   -
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                   -                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       43,640                    -
      Transfers for contract benefits and terminations                         -                    -
      Contract maintenance charges                                             -                    -
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  43,640                    -
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                          36,857                    -
Net assets at beginning of period                                              -                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $            36,857  $                 -
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                Federated Fund for U.S. Government
                                                                           Securities II
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           624,653  $           609,591
      Realized gains (losses)                                            (31,637)               4,518
      Unrealized appreciation (depreciation) during
       the year                                                         (127,321)             262,582
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    465,695              876,691
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             167,540              591,147
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    1,047,436              126,737
      Transfers for contract benefits and terminations                (2,721,949)          (3,591,964)
      Contract maintenance charges                                       (44,575)             (45,746)
      Net change to contracts in payout period                           (10,656)               3,146
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (1,562,204)          (2,916,680)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (1,096,509)          (2,039,989)
Net assets at beginning of period                                     17,719,720           19,759,709
                                                             -------------------  -------------------
Net assets at end of period                                  $        16,623,211  $        17,719,720
                                                             ===================  ===================

                                                               Federated High Income Bond Fund II -
                                                                          Primary Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           316,083  $           354,799
      Realized gains (losses)                                           (262,224)               4,523
      Unrealized appreciation (depreciation) during
       the year                                                         (961,187)            (242,538)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (907,328)             116,784
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              47,945               98,641
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (550,243)            (114,648)
      Transfers for contract benefits and terminations                  (850,935)          (1,226,056)
      Contract maintenance charges                                        (4,286)             (10,973)
      Net change to contracts in payout period                            (1,921)              (3,068)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (1,359,440)          (1,256,104)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (2,266,768)          (1,139,320)
Net assets at beginning of period                                      4,401,416            5,540,736
                                                             -------------------  -------------------
Net assets at end of period                                  $         2,134,648  $         4,401,416
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Fidelity(R) VIP Contrafund(R) Portfolio - Service
                                                                               Class
                                                             ------------------------------------------------
                                                                     2008                     2007
                                                               -------------------      -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (92,120)     $          (137,235)
      Realized gains (losses)                                           (596,011)               7,749,113
      Unrealized appreciation (depreciation) during
       the year                                                      (11,366,822)              (3,174,397)
                                                             -------------------      -------------------
Net increase (decrease) in net assets from operations                (12,054,953)               4,437,481
                                                             -------------------      -------------------
Contract transactions:
      Payments received from contract owners                             290,795                  568,547
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (43,462)                 993,865
      Transfers for contract benefits and terminations                (3,978,621)              (5,160,549)
      Contract maintenance charges                                       (26,344)                 (27,139)
      Net change to contracts in payout period                             4,891                   (1,577)
                                                             -------------------      -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (3,752,741)              (3,626,853)
                                                             -------------------      -------------------
         Total increase (decrease) in net assets                     (15,807,694)                 810,628
Net assets at beginning of period                                     30,342,085               29,531,457
                                                             -------------------      -------------------
Net assets at end of period                                  $        14,534,391      $        30,342,085
                                                             ===================      ===================

                                                             Fidelity(R) VIP Growth Opportunities Portfolio -
                                                                           Service Class
                                                             -----------------------------------------------
                                                                     2008                     2007
                                                               -------------------     -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (41,855)     $           (59,678)
      Realized gains (losses)                                           (128,446)                  69,120
      Unrealized appreciation (depreciation) during
       the year                                                       (3,242,383)                 807,745
                                                             -------------------      -------------------
Net increase (decrease) in net assets from operations                 (3,412,684)                 817,187
                                                             -------------------      -------------------
Contract transactions:
      Payments received from contract owners                           1,044,648                1,726,595
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      594,069                1,175,134
      Transfers for contract benefits and terminations                  (588,803)                (953,541)
      Contract maintenance charges                                       (16,810)                  (9,895)
      Net change to contracts in payout period                               745                       43
                                                             -------------------      -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               1,033,849                1,938,336
                                                             -------------------      -------------------
         Total increase (decrease) in net assets                      (2,378,835)               2,755,523
Net assets at beginning of period                                      5,696,734                2,941,211
                                                             -------------------      -------------------
Net assets at end of period                                  $         3,317,899      $         5,696,734
                                                             ===================      ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                             Fidelity(R) VIP Growth Portfolio Service - Class
                                                             -----------------------------------------------
                                                                     2008                     2007
                                                               -------------------     -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (23,158)     $           (28,118)
      Realized gains (losses)                                            (45,499)                 271,013
      Unrealized appreciation (depreciation) during
       the year                                                       (2,033,771)                 728,122
                                                             -------------------      -------------------
Net increase (decrease) in net assets from operations                 (2,102,428)                 971,017
                                                             -------------------      -------------------
Contract transactions:
      Payments received from contract owners                              71,741                  113,218
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (390,825)                 358,258
      Transfers for contract benefits and terminations                  (629,025)                (750,174)
      Contract maintenance charges                                        (7,440)                  (7,374)
      Net change to contracts in payout period                            (1,413)                   8,658
                                                             -------------------      -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (956,962)                (277,414)
                                                             -------------------      -------------------
         Total increase (decrease) in net assets                      (3,059,390)                 693,603
Net assets at beginning of period                                      5,033,781                4,340,178
                                                             -------------------      -------------------
Net assets at end of period                                  $         1,974,391      $         5,033,781
                                                             ===================      ===================

                                                               Fidelity(R) VIP Investment Grade Bond
                                                                     Portfolio - ServiceClass
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            51,566  $           (18,801)
      Realized gains (losses)                                                286               15,567
      Unrealized appreciation (depreciation) during
       the year                                                         (191,021)              53,631
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (139,169)              50,397
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             623,531            1,488,493
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      835,174            1,227,865
      Transfers for contract benefits and terminations                  (301,867)            (516,563)
      Contract maintenance charges                                        (7,934)              (1,911)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               1,148,904            2,197,884
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       1,009,735            2,248,281
Net assets at beginning of period                                      2,248,281                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $         3,258,016  $         2,248,281
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Franklin Flex Cap Growth Securities Fund -
                                                                             Class 2
                                                             ------------------------------------------
                                                                     2008                 2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $              (425)  $                 -
      Realized gains (losses)                                               (824)                    -
      Unrealized appreciation (depreciation) during
       the year                                                          (24,530)                    -
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                    (25,779)                    -
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                                 105                     -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      103,253                     -
      Transfers for contract benefits and terminations                      (278)                    -
      Contract maintenance charges                                            (4)                    -
      Net change to contracts in payout period                                 -                     -
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 103,076                     -
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                          77,297                     -
Net assets at beginning of period                                              -                     -
                                                             -------------------   -------------------
Net assets at end of period                                  $            77,297   $                 -
                                                             ===================   ===================

                                                             Franklin Income Securities Fund - Class 2
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           254,403  $            59,909
      Realized gains (losses)                                           (181,271)              22,887
      Unrealized appreciation (depreciation) during
       the year                                                       (2,406,184)            (101,998)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (2,333,052)             (19,202)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           2,042,250            2,748,163
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    1,651,606            2,203,038
      Transfers for contract benefits and terminations                (1,995,966)            (364,045)
      Contract maintenance charges                                       (27,790)              (3,310)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               1,670,100            4,583,846
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (662,952)           4,564,644
Net assets at beginning of period                                      5,925,503            1,360,859
                                                             -------------------  -------------------
Net assets at end of period                                  $         5,262,551  $         5,925,503
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                              Lazard Retirement U.S. Small Cap Equity
                                                                    Portfolio - Service Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (3,950) $            (6,464)
      Realized gains (losses)                                            (32,246)             194,002
      Unrealized appreciation (depreciation) during
       the year                                                          (91,632)            (222,620)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (127,828)             (35,082)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              16,281                4,947
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (45,268)             (54,593)
      Transfers for contract benefits and terminations                   (59,852)             (59,023)
      Contract maintenance charges                                          (544)              (1,168)
      Net change to contracts in payout period                               (70)                 (82)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (89,453)            (109,919)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (217,281)            (145,001)
Net assets at beginning of period                                        412,876              557,877
                                                             -------------------  -------------------
Net assets at end of period                                  $           195,595  $           412,876
                                                             ===================  ===================

                                                              Lord Abbett Bond Debenture Portfolio -
                                                                          Class VC Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           102,420  $           134,690
      Realized gains (losses)                                            (64,253)              24,625
      Unrealized appreciation (depreciation) during
       the year                                                         (518,613)             (13,672)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (480,446)             145,643
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              34,433               82,298
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (42,669)             254,196
      Transfers for contract benefits and terminations                  (630,005)            (921,752)
      Contract maintenance charges                                        (3,951)              (5,574)
      Net change to contracts in payout period                                 -                 (452)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (642,192)            (591,284)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (1,122,638)            (445,641)
Net assets at beginning of period                                      2,882,324            3,327,965
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,759,686  $         2,882,324
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Lord Abbett Growth and Income Portfolio -
                                                                          Class VC Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             6,791  $           (16,684)
      Realized gains (losses)                                           (307,434)             934,152
      Unrealized appreciation (depreciation) during
       the year                                                       (3,419,352)            (686,602)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (3,719,995)             230,866
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             156,279            1,598,958
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (693,803)             261,845
      Transfers for contract benefits and terminations                (1,451,459)          (2,341,340)
      Contract maintenance charges                                       (23,271)             (21,215)
      Net change to contracts in payout period                              (612)                (590)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (2,012,866)            (502,342)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (5,732,861)            (271,476)
Net assets at beginning of period                                     11,419,978           11,691,454
                                                             -------------------  -------------------
Net assets at end of period                                  $         5,687,117  $        11,419,978
                                                             ===================  ===================

                                                               Lord Abbett Mid Cap Value Portfolio -
                                                                          Class VC Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (2,428) $           (30,858)
      Realized gains (losses)                                            (96,515)             455,187
      Unrealized appreciation (depreciation) during
       the year                                                         (938,809)            (433,515)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,037,752)              (9,186)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              44,693               70,160
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (261,852)            (143,867)
      Transfers for contract benefits and terminations                  (419,477)            (451,437)
      Contract maintenance charges                                        (3,250)              (3,680)
      Net change to contracts in payout period                               (31)                 (45)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (639,917)            (528,869)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (1,677,669)            (538,055)
Net assets at beginning of period                                      3,021,187            3,559,242
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,343,518  $         3,021,187
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                              Mutual Shares Securities Fund - Class 2
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           253,482  $            16,068
      Realized gains (losses)                                            212,237              624,505
      Unrealized appreciation (depreciation) during
       the year                                                       (7,048,709)            (371,002)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (6,582,990)             269,571
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           2,056,755            2,918,611
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      793,516            2,122,239
      Transfers for contract benefits and terminations                (2,953,983)          (2,962,925)
      Contract maintenance charges                                       (31,889)             (15,574)
      Net change to contracts in payout period                             3,095                 (843)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (132,506)           2,061,508
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (6,715,496)           2,331,079
Net assets at beginning of period                                     17,210,558           14,879,479
                                                             -------------------  -------------------
Net assets at end of period                                  $        10,495,062  $        17,210,558
                                                             ===================  ===================

                                                             Neuberger Berman AMT Guardian Portfolio -
                                                                              S Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (12,341) $            (5,850)
      Realized gains (losses)                                             58,279                 (839)
      Unrealized appreciation (depreciation) during
       the year                                                         (868,186)              14,022
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (822,248)               7,333
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             816,949              847,914
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      578,748              665,398
      Transfers for contract benefits and terminations                  (175,104)            (178,335)
      Contract maintenance charges                                        (6,043)                (186)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               1,214,550            1,334,791
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         392,302            1,342,124
Net assets at beginning of period                                      1,354,684               12,560
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,746,986  $         1,354,684
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                               Neuberger Berman AMT Small Cap Growth
                                                                        Portfolio - S Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $              (206) $              (196)
      Realized gains (losses)                                               (689)               1,819
      Unrealized appreciation (depreciation) during
       the year                                                           (3,786)                (397)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                     (4,681)               1,226
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                 223                3,803
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                        3,497                2,434
      Transfers for contract benefits and terminations                      (147)             (26,027)
      Contract maintenance charges                                           (22)                (747)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                   3,551              (20,537)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                          (1,130)             (19,311)
Net assets at beginning of period                                          9,177               28,488
                                                             -------------------  -------------------
Net assets at end of period                                  $             8,047  $             9,177
                                                             ===================  ===================

                                                             Oppenheimer Capital Appreciation Fund/VA -
                                                                          Service Shares
                                                             ----------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (1,045)  $              (503)
      Realized gains (losses)                                            (15,385)                  134
      Unrealized appreciation (depreciation) during
       the year                                                          (25,600)                2,972
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                    (42,030)                2,603
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                               3,883                 6,556
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       38,707                37,458
      Transfers for contract benefits and terminations                   (24,158)                   (3)
      Contract maintenance charges                                          (352)                  (20)
      Net change to contracts in payout period                                 -                     -
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  18,080                43,991
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                         (23,950)               46,594
Net assets at beginning of period                                         53,794                 7,200
                                                             -------------------   -------------------
Net assets at end of period                                  $            29,844   $            53,794
                                                             ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                              Oppenheimer Global Securities Fund/VA -
                                                                          Service Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $              (987) $            (1,847)
      Realized gains (losses)                                               (622)               5,697
      Unrealized appreciation (depreciation) during
       the year                                                         (204,474)              (2,802)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (206,083)               1,048
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               4,969               31,710
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      196,820              264,722
      Transfers for contract benefits and terminations                   (38,687)             (45,025)
      Contract maintenance charges                                          (557)                (240)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 162,545              251,167
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         (43,538)             252,215
Net assets at beginning of period                                        365,528              113,313
                                                             -------------------  -------------------
Net assets at end of period                                  $           321,990  $           365,528
                                                             ===================  ===================

                                                                 Oppenheimer Main Street Small Cap
                                                                    Fund(R)/VA - Service Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (12,817) $            (7,190)
      Realized gains (losses)                                             28,090                 (966)
      Unrealized appreciation (depreciation) during
       the year                                                         (551,336)             (61,605)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (536,063)             (69,761)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             495,928              679,610
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      408,814              445,935
      Transfers for contract benefits and terminations                  (108,511)            (156,118)
      Contract maintenance charges                                        (4,348)                (323)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 791,883              969,104
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         255,820              899,343
Net assets at beginning of period                                        924,165               24,822
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,179,985  $           924,165
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                                   Phoenix Capital Growth Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $        (1,203,257) $        (1,410,275)
      Realized gains (losses)                                         (1,692,841)           2,854,659
      Unrealized appreciation (depreciation) during
       the year                                                      (47,824,681)          11,590,175
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (50,720,779)          13,034,559
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           1,486,430            2,170,284
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (3,421,890)          (6,937,633)
      Transfers for contract benefits and terminations               (13,203,544)         (22,957,992)
      Contract maintenance charges                                      (161,010)            (211,915)
      Net change to contracts in payout period                             3,445              (12,466)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             (15,296,569)         (27,949,722)
Increase (decrease) in amounts retained in PLIC
   Accumulation Separate Account, net                                          -                    -
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (66,017,348)         (14,915,163)
Net assets at beginning of period                                    132,252,316          147,167,479
                                                             -------------------  -------------------
Net assets at end of period                                  $        66,234,968  $       132,252,316
                                                             ===================  ===================

                                                             Phoenix Dynamic Asset Allocation Series:
                                                                         Aggressive Growth
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             3,731  $               414
      Realized gains (losses)                                             (9,255)               3,780
      Unrealized appreciation (depreciation) during
       the year                                                         (264,896)              (3,444)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (270,420)                 750
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             232,474              135,869
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      202,493              240,859
      Transfers for contract benefits and terminations                   (29,825)             (87,904)
      Contract maintenance charges                                        (4,587)                  (8)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 400,555              288,816
Increase (decrease) in amounts retained in PLIC
   Accumulation Separate Account, net                                    (93,434)              19,022
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                          36,701              308,588
Net assets at beginning of period                                        652,766              344,178
                                                             -------------------  -------------------
Net assets at end of period                                  $           689,467  $           652,766
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Phoenix Dynamic Asset Allocation Series:
                                                                              Growth
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             4,301  $             2,296
      Realized gains (losses)                                            (55,267)               2,013
      Unrealized appreciation (depreciation) during
       the year                                                         (167,687)                 (25)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (218,653)               4,284
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             186,053              151,527
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      132,733              129,095
      Transfers for contract benefits and terminations                    (5,079)              (4,530)
      Contract maintenance charges                                        (1,303)                (136)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 312,404              275,956
Increase (decrease) in amounts retained in PLIC
   Accumulation Separate Account, net                                    (76,681)              18,328
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                          17,070              298,568
Net assets at beginning of period                                        540,667              242,099
                                                             -------------------  -------------------
Net assets at end of period                                  $           557,737  $           540,667
                                                             ===================  ===================

                                                             Phoenix Dynamic Asset Allocation Series:
                                                                             Moderate
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            16,597  $             6,390
      Realized gains (losses)                                             11,240               10,429
      Unrealized appreciation (depreciation) during
       the year                                                         (230,511)              13,533
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (202,674)              30,352
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             354,042               72,859
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      897,669              409,902
      Transfers for contract benefits and terminations                   (82,890)             (79,831)
      Contract maintenance charges                                          (899)                (191)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               1,167,922              402,739
Increase (decrease) in amounts retained in PLIC
   Accumulation Separate Account, net                                    (36,058)              16,865
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         929,190              449,956
Net assets at beginning of period                                        876,219              426,263
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,805,409  $           876,219
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Phoenix Dynamic Asset Allocation Series:
                                                                          Moderate Growth
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            20,583  $             4,140
      Realized gains (losses)                                             26,703               58,992
      Unrealized appreciation (depreciation) during
       the year                                                         (521,406)              27,089
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (474,120)              90,221
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              73,810               60,531
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      899,331              (28,400)
      Transfers for contract benefits and terminations                   (81,400)             (49,870)
      Contract maintenance charges                                        (1,854)              (3,907)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 889,887              (21,646)
Increase (decrease) in amounts retained in PLIC
   Accumulation Separate Account, net                                    (60,430)              18,492
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         355,337               87,067
Net assets at beginning of period                                      1,369,092            1,282,025
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,724,429  $         1,369,092
                                                             ===================  ===================

                                                                 Phoenix Growth and Income Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (5,984) $           (66,638)
      Realized gains (losses)                                            296,779            1,132,788
      Unrealized appreciation (depreciation) during
       the year                                                       (4,757,027)            (215,333)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (4,466,232)             850,817
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             176,920              303,911
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (858,980)            (149,665)
      Transfers for contract benefits and terminations                (2,431,988)          (3,843,218)
      Contract maintenance charges                                       (19,563)             (41,686)
      Net change to contracts in payout period                               681                 (656)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (3,132,930)          (3,731,314)
Increase (decrease) in amounts retained in PLIC
   Accumulation Separate Account, net                                          -                    -
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (7,599,162)          (2,880,497)
Net assets at beginning of period                                     14,469,046           17,349,543
                                                             -------------------  -------------------
Net assets at end of period                                  $         6,869,884  $        14,469,046
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                   Phoenix Mid-Cap Growth Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (139,060) $          (197,075)
      Realized gains (losses)                                            (51,357)             340,610
      Unrealized appreciation (depreciation) during
       the year                                                       (5,830,510)           2,718,372
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (6,020,927)           2,861,907
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             335,415              289,260
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (760,046)            (856,001)
      Transfers for contract benefits and terminations                (1,959,596)          (2,479,572)
      Contract maintenance charges                                       (14,470)             (21,764)
      Net change to contracts in payout period                             1,027               (1,618)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (2,397,670)          (3,069,695)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (8,418,597)            (207,788)
Net assets at beginning of period                                     15,269,665           15,477,453
                                                             -------------------  -------------------
Net assets at end of period                                  $         6,851,068  $        15,269,665
                                                             ===================  ===================

                                                                    Phoenix Money Market Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           240,609  $           807,729
      Realized gains (losses)                                                  -                    -
      Unrealized appreciation (depreciation) during
       the year                                                                -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    240,609              807,729
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           3,307,451            1,727,524
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   13,140,214            8,029,849
      Transfers for contract benefits and terminations               (12,507,147)         (10,711,665)
      Contract maintenance charges                                       (77,639)             (50,881)
      Net change to contracts in payout period                           (27,535)              11,904
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               3,835,344             (993,269)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       4,075,953             (185,540)
Net assets at beginning of period                                     23,551,104           23,736,644
                                                             -------------------  -------------------
Net assets at end of period                                  $        27,627,057  $        23,551,104
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                             Phoenix Multi-Sector Fixed Income Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         1,895,606  $         1,457,860
      Realized gains (losses)                                           (690,649)             (90,199)
      Unrealized appreciation (depreciation) during
       the year                                                       (7,178,343)            (469,346)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (5,973,386)             898,315
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           1,016,015            1,918,410
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (803,171)             558,575
      Transfers for contract benefits and terminations                (5,110,773)          (6,995,844)
      Contract maintenance charges                                       (37,746)             (43,551)
      Net change to contracts in payout period                             2,151                3,609
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (4,933,524)          (4,558,801)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (10,906,910)          (3,660,486)
Net assets at beginning of period                                     35,299,702           38,960,188
                                                             -------------------  -------------------
Net assets at end of period                                  $        24,392,792  $        35,299,702
                                                             ===================  ===================

                                                               Phoenix Multi-Sector Short Term Bond
                                                                              Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           134,227  $           147,037
      Realized gains (losses)                                            (35,936)                 320
      Unrealized appreciation (depreciation) during
       the year                                                         (489,208)             (60,113)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (390,917)              87,244
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              29,481               62,012
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      317,876              558,872
      Transfers for contract benefits and terminations                  (832,598)            (861,268)
      Contract maintenance charges                                        (4,501)              (6,454)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (489,742)            (246,838)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (880,659)            (159,594)
Net assets at beginning of period                                      3,549,617            3,709,211
                                                             -------------------  -------------------
Net assets at end of period                                  $         2,668,958  $         3,549,617
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                  Phoenix Small-Cap Growth Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (46,907) $           (66,996)
      Realized gains (losses)                                           (124,152)           1,025,050
      Unrealized appreciation (depreciation) during
       the year                                                       (2,076,990)            (237,518)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (2,248,049)             720,536
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              66,382               78,803
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      478,910             (398,328)
      Transfers for contract benefits and terminations                  (474,032)          (1,004,787)
      Contract maintenance charges                                        (5,859)             (10,099)
      Net change to contracts in payout period                            (2,160)              (2,816)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  63,241           (1,337,227)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (2,184,808)            (616,691)
Net assets at beginning of period                                      4,794,285            5,410,976
                                                             -------------------  -------------------
Net assets at end of period                                  $         2,609,477  $         4,794,285
                                                             ===================  ===================

                                                                Phoenix Strategic Allocation Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         1,844,115  $         1,907,612
      Realized gains (losses)                                         (1,630,551)           9,206,176
      Unrealized appreciation (depreciation) during
       the year                                                      (31,811,952)          (4,050,158)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (31,598,388)           7,063,630
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           1,538,256            2,836,891
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (4,009,639)          (9,783,788)
      Transfers for contract benefits and terminations               (19,258,172)         (30,206,881)
      Contract maintenance charges                                       (96,930)            (116,956)
      Net change to contracts in payout period                             4,161              (26,498)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             (21,822,324)         (37,297,232)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (53,420,712)         (30,233,602)
Net assets at beginning of period                                    133,918,133          164,151,735
                                                             -------------------  -------------------
Net assets at end of period                                  $        80,497,421  $       133,918,133
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                               Phoenix-Aberdeen International Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           310,683  $           149,826
      Realized gains (losses)                                          2,484,085            6,611,658
      Unrealized appreciation (depreciation) during
       the year                                                      (26,330,746)           1,367,397
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (23,535,978)           8,128,881
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           2,154,694            2,891,483
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (1,105,318)          (1,102,065)
      Transfers for contract benefits and terminations                (7,746,694)         (10,695,192)
      Contract maintenance charges                                       (76,763)             (74,438)
      Net change to contracts in payout period                             9,993               (3,816)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (6,764,088)          (8,984,028)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (30,300,066)            (855,147)
Net assets at beginning of period                                     64,615,375           65,470,522
                                                             -------------------  -------------------
Net assets at end of period                                  $        34,315,309  $        64,615,375
                                                             ===================  ===================

                                                                 Phoenix-Duff & Phelps Real Estate
                                                                         Securities Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            29,410  $           (23,900)
      Realized gains (losses)                                          1,092,308            4,842,448
      Unrealized appreciation (depreciation) during
       the year                                                       (6,583,300)          (8,593,787)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (5,461,582)          (3,775,239)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             649,984              882,253
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (661,599)          (4,274,389)
      Transfers for contract benefits and terminations                (2,877,549)          (4,169,911)
      Contract maintenance charges                                       (23,961)             (32,971)
      Net change to contracts in payout period                            (2,379)              (4,967)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (2,915,504)          (7,599,985)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (8,377,086)         (11,375,224)
Net assets at beginning of period                                     17,138,091           28,513,315
                                                             -------------------  -------------------
Net assets at end of period                                  $         8,761,005  $        17,138,091
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                              Phoenix-Sanford Bernstein Mid-Cap Value
                                                                              Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (150,332) $          (231,295)
      Realized gains (losses)                                            647,979            2,722,702
      Unrealized appreciation (depreciation) during
       the year                                                       (5,962,102)          (2,182,656)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (5,464,455)             308,751
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             729,150              949,852
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (878,933)            (365,322)
      Transfers for contract benefits and terminations                (2,522,974)          (4,053,622)
      Contract maintenance charges                                       (19,536)             (19,533)
      Net change to contracts in payout period                            (5,162)              (8,388)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (2,697,455)          (3,497,013)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (8,161,910)          (3,188,262)
Net assets at beginning of period                                     17,197,844           20,386,106
                                                             -------------------  -------------------
Net assets at end of period                                  $         9,035,934  $        17,197,844
                                                             ===================  ===================

                                                             Phoenix-Sanford Bernstein Small-Cap Value
                                                                              Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (80,523) $          (137,948)
      Realized gains (losses)                                           (240,393)           1,502,129
      Unrealized appreciation (depreciation) during
       the year                                                       (2,746,246)          (1,619,664)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (3,067,162)            (255,483)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              95,797              228,254
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (292,901)            (282,887)
      Transfers for contract benefits and terminations                (1,441,121)          (1,992,043)
      Contract maintenance charges                                        (8,430)             (11,328)
      Net change to contracts in payout period                            (1,738)              (2,828)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (1,648,393)          (2,060,832)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (4,715,555)          (2,316,315)
Net assets at beginning of period                                      8,896,910           11,213,225
                                                             -------------------  -------------------
Net assets at end of period                                  $         4,181,355  $         8,896,910
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                                Phoenix-Van Kampen Comstock Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            42,056  $            38,820
      Realized gains (losses)                                           (193,561)             700,011
      Unrealized appreciation (depreciation) during
       the year                                                       (3,392,858)          (1,081,151)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (3,544,363)            (342,320)
                                                             -------------------  -------------------
      Contract transactions:
      Payments received from contract owners                             116,459              244,625
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (456,049)            (253,343)
      Transfers for contract benefits and terminations                (1,681,329)          (2,514,768)
      Contract maintenance charges                                        (7,233)             (10,872)
      Net change to contracts in payout period                             6,004               10,033
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (2,022,148)          (2,524,325)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (5,566,511)          (2,866,645)
Net assets at beginning of period                                     11,098,552           13,965,197
                                                             -------------------  -------------------
Net assets at end of period                                  $         5,532,041  $        11,098,552
                                                             ===================  ===================

                                                                Phoenix-Van Kampen Equity 500 Index
                                                                              Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (10,294) $           (79,866)
      Realized gains (losses)                                           (118,738)             860,515
      Unrealized appreciation (depreciation) during
       the year                                                       (5,412,614)            (172,952)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (5,541,646)             607,697
                                                             -------------------  -------------------
      Contract transactions:
      Payments received from contract owners                             598,289            1,416,971
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (852,378)          (1,510,761)
      Transfers for contract benefits and terminations                (2,301,088)          (5,296,528)
      Contract maintenance charges                                        (9,863)             (20,703)
      Net change to contracts in payout period                           (42,187)              35,139
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (2,607,227)          (5,375,882)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (8,148,873)          (4,768,185)
Net assets at beginning of period                                     16,164,327           20,932,512
                                                             -------------------  -------------------
Net assets at end of period                                  $         8,015,454  $        16,164,327
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                              PIMCO CommodityRealReturn/TM/ Strategy
                                                                     Portfolio - Advisor Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            71,509  $            23,053
      Realized gains (losses)                                           (307,307)               4,285
      Unrealized appreciation (depreciation) during
       the year                                                       (1,236,681)             105,173
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,472,479)             132,511
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             513,687              545,726
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    1,667,153              470,762
      Transfers for contract benefits and terminations                  (268,586)            (135,577)
      Contract maintenance charges                                        (4,655)                (155)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               1,907,599              880,756
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         435,120            1,013,267
Net assets at beginning of period                                      1,086,650               73,383
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,521,770  $         1,086,650
                                                             ===================  ===================

                                                               PIMCO Real Return Portfolio - Advisor
                                                                               Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            30,246  $             9,104
      Realized gains (losses)                                           (113,321)                 972
      Unrealized appreciation (depreciation) during
       the year                                                         (133,082)              13,847
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (216,157)              23,923
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             101,853              140,668
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    1,155,937              265,898
      Transfers for contract benefits and terminations                  (497,431)             (45,999)
      Contract maintenance charges                                        (2,563)                (666)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 757,796              359,901
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         541,639              383,824
Net assets at beginning of period                                        513,075              129,251
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,054,714  $           513,075
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                              PIMCO Total Return Portfolio - Advisor
                                                                               Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            45,395  $            15,708
      Realized gains (losses)                                             31,436                1,586
      Unrealized appreciation (depreciation) during
       the year                                                          (36,295)              23,840
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                     40,536               41,134
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              15,206                1,843
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    1,623,551              561,820
      Transfers for contract benefits and terminations                  (399,304)             (93,750)
      Contract maintenance charges                                        (1,830)                (686)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               1,237,623              469,227
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       1,278,159              510,361
Net assets at beginning of period                                        703,719              193,358
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,981,878  $           703,719
                                                             ===================  ===================

                                                              Rydex Variable Trust Inverse Government
                                                                      Long Bond Strategy Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (4,131) $            15,992
      Realized gains (losses)                                            (73,398)             (30,646)
      Unrealized appreciation (depreciation) during
       the year                                                          (14,932)             (17,446)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (92,461)             (32,100)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                   -                1,501
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (152,556)            (103,143)
      Transfers for contract benefits and terminations                  (129,467)            (184,492)
      Contract maintenance charges                                        (1,553)              (2,633)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (283,576)            (288,767)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (376,037)            (320,867)
Net assets at beginning of period                                        563,518              884,385
                                                             -------------------  -------------------
Net assets at end of period                                  $           187,481  $           563,518
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                  Rydex Variable Trust Nova Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $              (199) $              (196)
      Realized gains (losses)                                              2,799                4,026
      Unrealized appreciation (depreciation) during
       the year                                                          (14,634)              (4,081)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (12,034)                (251)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                   -                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                          824                 (132)
      Transfers for contract benefits and terminations                   (23,572)             (14,251)
      Contract maintenance charges                                          (103)                (243)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (22,851)             (14,626)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         (34,885)             (14,877)
Net assets at beginning of period                                         42,109               56,986
                                                             -------------------  -------------------
Net assets at end of period                                  $             7,224  $            42,109
                                                             ===================  ===================

                                                             Rydex Variable Trust Sector Rotation Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (6,869) $           (10,272)
      Realized gains (losses)                                             (3,933)             100,141
      Unrealized appreciation (depreciation) during
       the year                                                         (273,286)              62,755
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (284,088)             152,624
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               2,529               19,638
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (59,024)            (101,275)
      Transfers for contract benefits and terminations                   (78,820)            (125,561)
      Contract maintenance charges                                          (425)              (1,067)
      Net change to contracts in payout period                               477                    8
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (135,263)            (208,257)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (419,351)             (55,633)
Net assets at beginning of period                                        771,927              827,560
                                                             -------------------  -------------------
Net assets at end of period                                  $           352,576  $           771,927
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Sentinel Variable Products Balanced Fund
                                                             ----------------------------------------
                                                                     2008                2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             1,253  $                 -
      Realized gains (losses)                                             (1,485)                   -
      Unrealized appreciation (depreciation) during
       the year                                                          (11,488)                   -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (11,720)                   -
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                  61                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      119,711                    -
      Transfers for contract benefits and terminations                   (54,592)                   -
      Contract maintenance charges                                           (19)                   -
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  65,161                    -
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                          53,441                    -
Net assets at beginning of period                                              -                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $            53,441  $                 -
                                                             ===================  ===================

                                                               Sentinel Variable Products Bond Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            59,586  $             9,224
      Realized gains (losses)                                               (326)                  15
      Unrealized appreciation (depreciation) during
       the year                                                          (42,024)              (6,378)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                     17,236                2,861
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             584,554              132,725
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    1,266,793              116,874
      Transfers for contract benefits and terminations                   (88,760)              (5,508)
      Contract maintenance charges                                        (3,083)                 (18)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               1,759,504              244,073
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       1,776,740              246,934
Net assets at beginning of period                                        246,934                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $         2,023,674  $           246,934
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                              Sentinel Variable Products Common Stock
                                                                               Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            21,112  $             8,237
      Realized gains (losses)                                              4,630               16,105
      Unrealized appreciation (depreciation) during
       the year                                                       (1,225,245)             (24,649)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,199,503)                (307)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           2,097,991              598,836
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    2,301,171              329,753
      Transfers for contract benefits and terminations                  (304,584)             (22,398)
      Contract maintenance charges                                        (8,562)                 (63)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               4,086,016              906,128
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       2,886,513              905,821
Net assets at beginning of period                                        905,821                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $         3,792,334  $           905,821
                                                             ===================  ===================

                                                             Sentinel Variable Products Mid Cap Growth
                                                                               Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (4,475) $              (642)
      Realized gains (losses)                                             (9,250)                  (2)
      Unrealized appreciation (depreciation) during
       the year                                                         (194,522)              (1,076)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (208,247)              (1,720)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               1,290               78,323
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      351,947              131,801
      Transfers for contract benefits and terminations                   (91,671)                   -
      Contract maintenance charges                                        (5,299)                   -
      Net change to contracts in payout period                               (46)                   -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 256,221              210,124
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                          47,974              208,404
Net assets at beginning of period                                        208,404                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $           256,378  $           208,404
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Sentinel Variable Products Small Company
                                                                               Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (3,969) $               717
      Realized gains (losses)                                            (75,814)              20,084
      Unrealized appreciation (depreciation) during
       the year                                                         (175,310)             (26,278)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (255,093)              (5,477)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             285,255              164,673
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      490,715               55,305
      Transfers for contract benefits and terminations                  (164,098)              (3,054)
      Contract maintenance charges                                        (6,054)                  (8)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 605,818              216,916
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         350,725              211,439
Net assets at beginning of period                                        211,439                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $           562,164  $           211,439
                                                             ===================  ===================

                                                             Summit S&P MidCap 400 Index Portfolio -
                                                                          Class I Shares
                                                             ----------------------------------------
                                                                     2008                2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $               167  $                 -
      Realized gains (losses)                                             (7,043)                   -
      Unrealized appreciation (depreciation) during
       the year                                                           (4,048)                   -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (10,924)                   -
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                 368                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       58,410                    -
      Transfers for contract benefits and terminations                   (26,095)                   -
      Contract maintenance charges                                          (333)                   -
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  32,350                    -
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                          21,426                    -
Net assets at beginning of period                                              -                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $            21,426  $                 -
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                              Templeton Developing Markets Securities
                                                                          Fund - Class 1
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            11,869  $            12,285
      Realized gains (losses)                                            161,905              106,385
      Unrealized appreciation (depreciation) during
       the year                                                         (724,826)             156,619
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (551,052)             275,289
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              12,600               92,681
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (169,334)              83,258
      Transfers for contract benefits and terminations                  (195,317)            (231,496)
      Contract maintenance charges                                          (687)                (486)
      Net change to contracts in payout period                                 -                1,007
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (352,738)             (55,036)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (903,790)             220,253
Net assets at beginning of period                                      1,247,593            1,027,340
                                                             -------------------  -------------------
Net assets at end of period                                  $           343,803  $         1,247,593
                                                             ===================  ===================

                                                              Templeton Developing Markets Securities
                                                                          Fund - Class 2
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            43,331  $            20,681
      Realized gains (losses)                                            329,444              192,195
      Unrealized appreciation (depreciation) during
       the year                                                       (2,108,656)             404,925
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,735,881)             617,801
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              13,053               28,994
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (108,646)           1,304,719
      Transfers for contract benefits and terminations                  (480,576)            (396,838)
      Contract maintenance charges                                        (2,919)              (1,192)
      Net change to contracts in payout period                               897                   32
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (578,191)             935,715
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (2,314,072)           1,553,516
Net assets at beginning of period                                      3,587,607            2,034,091
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,273,535  $         3,587,607
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Templeton Foreign Securities Fund - Class 1
                                                             ------------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           255,321   $           203,561
      Realized gains (losses)                                          1,959,184             2,564,296
      Unrealized appreciation (depreciation) during
       the year                                                      (11,885,446)              610,992
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                 (9,670,941)            3,378,849
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                              62,741                38,401
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (662,532)             (197,035)
      Transfers for contract benefits and terminations                (2,526,750)           (4,147,741)
      Contract maintenance charges                                       (10,854)              (12,470)
      Net change to contracts in payout period                               512                  (794)
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (3,136,883)           (4,319,639)
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                     (12,807,824)             (940,790)
Net assets at beginning of period                                     25,252,922            26,193,712
                                                             -------------------   -------------------
Net assets at end of period                                  $        12,445,098   $        25,252,922
                                                             ===================   ===================

                                                             Templeton Foreign Securities Fund - Class 2
                                                             ------------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            64,750   $            55,056
      Realized gains (losses)                                            327,103               456,265
      Unrealized appreciation (depreciation) during
       the year                                                       (3,238,763)              474,576
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                 (2,846,910)              985,897
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                             170,473               265,277
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (136,019)              (61,841)
      Transfers for contract benefits and terminations                (1,264,145)           (1,299,695)
      Contract maintenance charges                                        (8,105)              (12,265)
      Net change to contracts in payout period                             3,286                  (717)
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (1,234,510)           (1,109,241)
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                      (4,081,420)             (123,344)
Net assets at beginning of period                                      7,665,101             7,788,445
                                                             -------------------   -------------------
Net assets at end of period                                  $         3,583,681   $         7,665,101
                                                             ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Templeton Global Asset Allocation Fund -
                                                                              Class 1
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         3,095,352  $         6,772,799
      Realized gains (losses)                                          3,415,188            9,894,071
      Unrealized appreciation (depreciation) during
       the year                                                      (16,132,535)         (13,114,617)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (9,621,995)           3,552,253
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             222,466              298,686
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (3,520,706)            (543,595)
      Transfers for contract benefits and terminations                (4,021,270)          (4,381,209)
      Contract maintenance charges                                       (20,768)             (23,554)
      Net change to contracts in payout period                            (1,527)              47,304
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (7,341,805)          (4,602,368)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (16,963,800)          (1,050,115)
Net assets at beginning of period                                     40,892,411           41,942,526
                                                             -------------------  -------------------
Net assets at end of period                                  $        23,928,611  $        40,892,411
                                                             ===================  ===================

                                                             Templeton Global Asset Allocation Fund -
                                                                              Class 2
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           141,912  $           304,300
      Realized gains (losses)                                            178,420              455,651
      Unrealized appreciation (depreciation) during
       the year                                                         (761,313)            (601,953)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (440,981)             157,998
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              17,548               14,816
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (93,095)             (57,781)
      Transfers for contract benefits and terminations                  (188,644)            (196,674)
      Contract maintenance charges                                          (656)              (1,897)
      Net change to contracts in payout period                              (473)                (439)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (265,320)            (241,975)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (706,301)             (83,977)
Net assets at beginning of period                                      1,879,589            1,963,566
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,173,288  $         1,879,589
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Templeton Global Income Securities Fund -
                                                                              Class 1
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           130,825  $            68,881
      Realized gains (losses)                                             56,900               28,946
      Unrealized appreciation (depreciation) during
       the year                                                           50,511              359,071
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    238,236              456,898
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              48,154               24,908
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (31,092)             489,775
      Transfers for contract benefits and terminations                  (535,274)            (430,531)
      Contract maintenance charges                                        (2,786)              (2,564)
      Net change to contracts in payout period                              (638)              11,571
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (521,636)              93,159
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (283,400)             550,057
Net assets at beginning of period                                      5,163,064            4,613,007
                                                             -------------------  -------------------
Net assets at end of period                                  $         4,879,664  $         5,163,064
                                                             ===================  ===================

                                                             Templeton Growth Securities Fund - Class 1
                                                             ----------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           427,542   $            88,002
      Realized gains (losses)                                          3,248,222             5,418,464
      Unrealized appreciation (depreciation) during
       the year                                                      (36,315,475)           (4,213,084)
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                (32,639,711)            1,293,382
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                             588,308               524,992
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (4,309,620)           (1,177,752)
      Transfers for contract benefits and terminations                (7,535,211)          (11,454,031)
      Contract maintenance charges                                       (41,101)              (50,767)
      Net change to contracts in payout period                             1,324                   237
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             (11,296,300)          (12,157,321)
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                     (43,936,011)          (10,863,939)
Net assets at beginning of period                                     83,367,120            94,231,059
                                                             -------------------   -------------------
Net assets at end of period                                  $        39,431,109   $        83,367,120
                                                             ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                             Templeton Growth Securities Fund - Class 2
                                                             ----------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            55,515   $             2,978
      Realized gains (losses)                                            500,729               778,009
      Unrealized appreciation (depreciation) during
       the year                                                       (7,295,053)             (666,931)
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                 (6,738,809)              114,056
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                           2,040,732             2,985,424
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    1,630,964               977,583
      Transfers for contract benefits and terminations                (2,967,693)           (2,287,887)
      Contract maintenance charges                                       (32,502)              (11,698)
      Net change to contracts in payout period                            (2,599)               (3,374)
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 668,902             1,660,048
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                      (6,069,907)            1,774,104
Net assets at beginning of period                                     15,021,169            13,247,065
                                                             -------------------   -------------------
Net assets at end of period                                  $         8,951,262   $        15,021,169
                                                             ===================   ===================

                                                                 Van Kampen UIF Equity and Income
                                                                       Portfolio - Class II
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             1,893  $               439
      Realized gains (losses)                                            (13,716)               4,097
      Unrealized appreciation (depreciation) during
       the year                                                          (41,236)              (9,857)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (53,059)              (5,321)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                 100                5,738
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       47,519               93,369
      Transfers for contract benefits and terminations                   (42,744)              (3,501)
      Contract maintenance charges                                          (492)                 (32)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                   4,383               95,574
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         (48,676)              90,253
Net assets at beginning of period                                        185,368               95,115
                                                             -------------------  -------------------
Net assets at end of period                                  $           136,692  $           185,368
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                       Wanger International
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (121,545) $          (265,193)
      Realized gains (losses)                                          8,392,541            9,404,356
      Unrealized appreciation (depreciation) during
       the year                                                      (36,108,291)             450,237
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (27,837,295)           9,589,400
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           1,006,481            1,148,640
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (4,558,030)          (1,868,469)
      Transfers for contract benefits and terminations                (5,968,018)          (9,826,574)
      Contract maintenance charges                                       (38,799)             (45,712)
      Net change to contracts in payout period                             2,914                2,284
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (9,555,452)         (10,589,831)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (37,392,747)          (1,000,431)
Net assets at beginning of period                                     66,850,111           67,850,542
                                                             -------------------  -------------------
Net assets at end of period                                  $        29,457,364  $        66,850,111
                                                             ===================  ===================

                                                                    Wanger International Select
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (59,404) $           (51,675)
      Realized gains (losses)                                          1,766,856            1,186,113
      Unrealized appreciation (depreciation) during
       the year                                                       (5,459,051)             557,020
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (3,751,599)           1,691,458
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              82,264              123,061
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (1,442,604)             668,496
      Transfers for contract benefits and terminations                (1,041,971)            (997,995)
      Contract maintenance charges                                        (5,840)              (8,277)
      Net change to contracts in payout period                              (936)                (696)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (2,409,087)            (215,411)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (6,160,686)           1,476,047
Net assets at beginning of period                                     10,103,772            8,627,725
                                                             -------------------  -------------------
Net assets at end of period                                  $         3,943,086  $        10,103,772
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                           Wanger Select
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (77,604) $          (114,917)
      Realized gains (losses)                                            285,707              280,666
      Unrealized appreciation (depreciation) during
       the year                                                       (3,960,431)             425,869
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (3,752,328)             591,618
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              44,338              100,326
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (576,067)           1,151,253
      Transfers for contract benefits and terminations                  (714,200)          (1,099,662)
      Contract maintenance charges                                        (6,725)             (10,007)
      Net change to contracts in payout period                            (1,905)                (485)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (1,254,559)             141,425
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (5,006,887)             733,043
Net assets at beginning of period                                      8,578,380            7,845,337
                                                             -------------------  -------------------
Net assets at end of period                                  $         3,571,493  $         8,578,380
                                                             ===================  ===================

                                                                            Wanger USA
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (549,232) $          (833,770)
      Realized gains (losses)                                          7,429,972           12,328,588
      Unrealized appreciation (depreciation) during
       the year                                                      (27,560,430)          (8,388,400)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (20,679,690)           3,106,418
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             520,421              710,911
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (2,831,136)          (4,960,444)
      Transfers for contract benefits and terminations                (6,301,490)         (11,817,703)
      Contract maintenance charges                                       (40,218)             (50,994)
      Net change to contracts in payout period                             4,551                 (903)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (8,647,872)         (16,119,133)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (29,327,562)         (13,012,715)
Net assets at beginning of period                                     57,372,789           70,385,504
                                                             -------------------  -------------------
Net assets at end of period                                  $        28,045,227  $        57,372,789
                                                             ===================  ===================

                       See Notes to Financial Statements

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization
The Phoenix Life Variable Accumulation Account (the "Separate Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Separate Account currently consists of 70 investment options that invest in shares of underlying funds The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Alliance Bernstein(R) Variable Products Series (VPS) Fund, Inc., DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Sentinel Variable Products Trust, Summit Mutual Funds, Inc., The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

AIM V.I. Capital Appreciation Fund - Series I Shares
-------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I Shares
-------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I Shares
-------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio - Class O Shares
-------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B
-------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio - Class B
-------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A
-------------------------------------------------------------------------------------------
DWS Small Cap Index VIP - Class A
-------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
-------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio - Service Class
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
-------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund - Class 2
-------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2
-------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares
-------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio Class - VC Shares
-------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC Shares
-------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio - Class VC Shares
-------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance
Products Trust)
-------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - Class S
-------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio - S Class
-------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares
-------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
-------------------------------------------------------------------------------------------
Phoenix Capital Growth Series
-------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth
-------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth
-------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate
-------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth
-------------------------------------------------------------------------------------------
Phoenix Growth and Income Series
-------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series
-------------------------------------------------------------------------------------------
Phoenix Money Market Series
-------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series
-------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series
-------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series
-------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series
-------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
-------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
-------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
-------------------------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 1--Organization (Continued)

Phoenix-Van Kampen Comstock Series
-----------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series
-----------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio - Advisor Class
-----------------------------------------------------------------
PIMCO Real Return Portfolio - Advisor Class
-----------------------------------------------------------------
PIMCO Total Return Portfolio - Advisor Class
-----------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
-----------------------------------------------------------------
Rydex Variable Trust Nova Fund
-----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
-----------------------------------------------------------------
Sentinel Variable Products Balanced Fund
-----------------------------------------------------------------
Sentinel Variable Products Bond Fund
-----------------------------------------------------------------
Sentinel Variable Products Common Stock Fund
-----------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund
-----------------------------------------------------------------
Sentinel Variable Products Small Company Fund
-----------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio - Class I Shares
-----------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 1
-----------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2
-----------------------------------------------------------------
Templeton Foreign Securities Fund - Class 1
-----------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2
-----------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 1
-----------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2
-----------------------------------------------------------------
Templeton Global Income Securities Fund - Class 1
-----------------------------------------------------------------
Templeton Growth Securities Fund - Class 1
-----------------------------------------------------------------
Templeton Growth Securities Fund - Class 2
-----------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II
-----------------------------------------------------------------
Wanger International
-----------------------------------------------------------------
Wanger International Select
-----------------------------------------------------------------
Wanger Select
-----------------------------------------------------------------
Wanger USA
-----------------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Comparative year information for the year ended December 31, 2004 has been reformatted to be consistent with the 2005, 2006, 2007 and 2008 disclosures.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Phoenix Life Insurance Company's other asset and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Phoenix Life Insurance Company may conduct.

Note 2--Significant Accounting Policies
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. Income taxes: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 2--Significant Accounting Policies (Continued)
D. Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. Distributions: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

F. Fair Value Measurements: On January 1, 2008, The Phoenix Life Variable Accumulation Account adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Phoenix Life Variable Accumulation Account utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

.. Level 1--quoted prices in active markets for identical securities

.. Level 2--prices determined using other significant observable inputs
  (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3--prices determined using significant unobservable inputs (including the series' own assumptions in determining the fair value of investments)

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund manager. Investments held by Phoenix Life Variable Accumulation Account are Level 1 of the hierarchy.

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 3--Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2008 were as follows:

Investment Option                                                               Purchases         Sales
-----------------                                                               ---------         -----
   AIM V.I. Capital Appreciation Fund - Series I Shares                      $       238,003 $       700,455
   AIM V.I. Core Equity Fund - Series I Shares                                        42,956         306,971
   AIM V.I. Mid Cap Core Equity Fund - Series I Shares                               192,372         235,722
   Alger American Capital Appreciation Portfolio - Class O Shares                    121,111         787,092
   AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B                267,857          15,490
   AllianceBernstein VPS Wealth Appreciation Strategy Portfolio - Class B                501               2
   DWS Equity 500 Index Fund VIP - Class A                                         2,209,700       2,282,444
   DWS Small Cap Index VIP - Class A                                                  55,801          12,245
   Federated Fund for U.S. Government Securities II                                4,525,460       5,463,010
   Federated High Income Bond Fund II - Primary Shares                               680,424       1,723,780
   Fidelity(R) VIP Contrafund(R) Portfolio - Service Class                         3,673,626       6,831,507
   Fidelity(R) VIP Growth Opportunities Portfolio - Service Class                  2,520,687       1,528,691
   Fidelity(R) VIP Growth Portfolio - Service Class                                  654,983       1,635,102
   Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class                 2,370,116       1,167,896
   Franklin Flex Cap Growth Securities Fund - Class 2                                118,211          15,559
   Franklin Income Securities Fund - Class 2                                       5,728,220       3,659,928
   Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares                 27,878         121,280
   Lord Abbett Bond Debenture Portfolio - Class VC Shares                            476,323       1,010,988
   Lord Abbett Growth and Income Portfolio - Class VC Shares                         814,442       2,793,418
   Lord Abbett Mid Cap Value Portfolio - Class VC Shares                             361,468         923,120
   Mutual Shares Securities Fund - Class 2                                         6,517,175       5,762,778
   Neuberger Berman AMT Guardian Portfolio - S Class                               1,685,184         404,436
   Neuberger Berman AMT Small Cap Growth Portfolio - S Class                          33,147          29,529
   Oppenheimer Capital Appreciation Fund/VA - Service Shares                          63,646          46,610
   Oppenheimer Global Securities Fund/VA - Service Shares                            270,040          85,952
   Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares                   1,151,808         326,440
   Phoenix Capital Growth Series                                                   2,114,825      18,614,649
   Phoenix Dynamic Asset Allocation Series: Aggressive Growth                        713,187         295,803
   Phoenix Dynamic Asset Allocation Series: Growth                                   571,661         242,766
   Phoenix Dynamic Asset Allocation Series: Moderate                               1,399,862         190,228
   Phoenix Dynamic Asset Allocation Series: Moderate Growth                        1,477,544         511,317
   Phoenix Growth and Income Series                                                  719,255       3,720,266
   Phoenix Mid-Cap Growth Series                                                     562,652       3,099,382
   Phoenix Money Market Series                                                    25,141,906      21,065,952
   Phoenix Multi-Sector Fixed Income Series                                        5,389,669       8,427,586
   Phoenix Multi-Sector Short Term Bond Series                                     1,249,551       1,605,066
   Phoenix Small-Cap Growth Series                                                 1,090,445         954,059
   Phoenix Strategic Allocation Series                                             6,221,526      25,109,149
   Phoenix-Aberdeen International Series                                           7,532,514      11,772,142
   Phoenix-Duff & Phelps Real Estate Securities Series                             2,230,223       4,782,187
   Phoenix-Sanford Bernstein Mid-Cap Value Series                                  2,566,729       4,652,203
   Phoenix-Sanford Bernstein Small-Cap Value Series                                1,304,060       2,868,955
   Phoenix-Van Kampen Comstock Series                                                772,734       2,573,904
   Phoenix-Van Kampen Equity 500 Index Series                                        976,117       3,593,584
   PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class                3,593,407       1,592,570
   PIMCO Real Return Portfolio - Advisor Class                                     2,564,786       1,775,157
   PIMCO Total Return Portfolio - Advisor Class                                    1,965,901         647,706
   Rydex Variable Trust Inverse Government Long Bond Strategy Fund                     2,544         290,251
   Rydex Variable Trust Nova Fund                                                        868          23,917
   Rydex Variable Trust Sector Rotation Fund                                           4,517         145,267

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 3--Purchases and Proceeds from Sales of Investments (Continued)

Investment Option                                               Purchases         Sales
-----------------                                               ---------         -----
   Sentinel Variable Products Balanced Fund                  $       144,722 $        78,084
   Sentinel Variable Products Bond Fund                            2,619,788         800,699
   Sentinel Variable Products Common Stock Fund                    4,741,467         634,339
   Sentinel Variable Products Mid Cap Growth Fund                    427,323         175,577
   Sentinel Variable Products Small Company Fund                     957,504         345,863
   Summit S&P MidCap 400 Index Portfolio - Class I Shares             77,623          45,104
   Templeton Developing Markets Securities Fund - Class 1            190,293         379,540
   Templeton Developing Markets Securities Fund - Class 2          1,244,334       1,210,796
   Templeton Foreign Securities Fund - Class 1                     2,537,453       3,528,180
   Templeton Foreign Securities Fund - Class 2                     1,514,052       2,120,382
   Templeton Global Asset Allocation Fund - Class 1                8,153,329       8,078,266
   Templeton Global Asset Allocation Fund - Class 2                  380,406         302,174
   Templeton Global Income Securities Fund - Class 1                 781,378       1,172,189
   Templeton Growth Securities Fund - Class 1                      6,178,711      12,803,463
   Templeton Growth Securities Fund - Class 2                      6,342,574       4,745,079
   Van Kampen UIF Equity and Income Portfolio - Class II             137,992         126,323
   Wanger International                                            9,815,170      12,017,206
   Wanger International Select                                     2,751,723       3,267,950
   Wanger Select                                                     797,121       1,920,257
   Wanger USA                                                      6,538,701      10,152,759
                                                             --------------- ---------------
                                                             $   161,299,286 $   220,328,741
                                                             --------------- ---------------

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 4--Changes in Units Outstanding
The changes in units outstanding were as follows:

                                                                        -------------------------------------
                                                                        For period ended December 31, 2008
                                                                          Units       Units     Net Increase
Investment Option                                                         Issued     Redeemed    (Decrease)
                                                                        -------------------------------------
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I Shares                       266,391    (699,992)    (433,601)
-------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I Shares                                 26,130    (285,587)    (259,457)
-------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I Shares                         13,128    (192,660)    (179,532)
-------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio - Class O Shares             134,783    (852,000)    (717,217)
-------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B         326,054     (16,004)     310,050
-------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio - Class B         535           -          535
-------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                                  1,894,247  (2,033,386)    (139,139)
-------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP - Class A                                           66,597     (16,358)      50,239
-------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                         2,624,443  (3,995,424)  (1,370,981)
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                        275,972  (1,355,494)  (1,079,522)
-------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class                  2,226,305  (5,199,007)  (2,972,702)
-------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class           3,149,429  (1,770,744)   1,378,685
-------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio - Service Class                           787,352  (2,185,919)  (1,398,567)
-------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class          2,248,336  (1,111,873)   1,136,463
-------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund - Class 2                         121,442     (15,085)     106,357
-------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                                5,266,634  (3,710,026)   1,556,608
-------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares          28,271    (116,165)     (87,894)
-------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio - Class VC Shares                     296,601    (919,850)    (623,249)
-------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC Shares                  648,637  (2,554,223)  (1,905,586)
-------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio - Class VC Shares                      249,850    (902,530)    (652,680)
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                                  4,614,917  (3,949,642)     665,275
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class                        1,867,961    (441,335)   1,426,626
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio - S Class                   41,399     (37,124)       4,275
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares                   60,270     (59,001)       1,269
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares                     258,876     (95,301)     163,575
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares            1,484,275    (403,656)   1,080,619
-------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                              615,604  (3,617,674)  (3,002,070)
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth                 658,777    (256,908)     401,869
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                            531,737    (262,316)     269,421
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                        1,358,733    (183,110)   1,175,623
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth                 1,323,150    (469,091)     854,059
-------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                           364,655  (2,949,940)  (2,585,285)
-------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                              467,673  (2,392,798)  (1,925,125)
-------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                             13,936,361 (12,085,183)   1,851,178
-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                 2,241,026  (2,702,015)    (460,989)
-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                                970,422  (1,415,851)    (445,429)
-------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                            679,683    (516,917)     162,766
-------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                        400,567  (4,349,866)  (3,949,299)
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                    3,432,311  (4,456,012)  (1,023,701)
-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                      1,167,008  (1,265,327)     (98,319)
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                           1,574,676  (2,659,727)  (1,085,051)
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                           589,584  (1,585,864)    (996,280)
-------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                         346,046  (1,829,292)  (1,483,246)
-------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                                 840,790  (3,350,754)  (2,509,964)
-------------------------------------------------------------------------------------------------------------

                                                                        ----------------------------------
                                                                        For period ended December 31, 2007
                                                                         Units      Units     Net Increase
Investment Option                                                        Issued    Redeemed    (Decrease)
                                                                        ----------------------------------
----------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I Shares                      305,719 (1,009,174)    (703,455)
----------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I Shares                                42,472   (271,336)    (228,864)
----------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I Shares                        16,682   (352,223)    (335,541)
----------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio - Class O Shares            101,861   (880,060)    (778,199)
----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B              -          -            -
----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio - Class B          -          -            -
----------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                                 1,373,478 (1,518,740)    (145,262)
----------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP - Class A                                               -          -            -
----------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                        1,984,606 (4,251,603)  (2,266,997)
----------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                       322,915 (1,221,521)    (898,606)
----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class                 2,374,709 (4,876,103)  (2,501,394)
----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class          2,940,254 (1,305,200)   1,635,054
----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio - Service Class                        1,420,771 (1,725,009)    (304,238)
----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class         3,180,233 (1,000,900)   2,179,333
----------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund - Class 2                              -          -            -
----------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                               4,668,757   (580,046)   4,088,711
----------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares         10,017    (95,513)     (85,496)
----------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio - Class VC Shares                    486,893 (1,011,992)    (525,099)
----------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC Shares               2,488,137 (2,889,966)    (401,829)
----------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio - Class VC Shares                     359,056   (789,735)    (430,679)
----------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                                 3,767,511 (2,209,313)   1,558,198
----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class                       1,400,726   (176,541)   1,224,185
----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio - S Class                   6,399    (26,450)     (20,051)
----------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares                  40,398       (812)      39,586
----------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares                    295,819    (73,147)     222,672
----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares           1,168,170   (238,973)     929,197
----------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                             719,283 (5,708,102)  (4,988,819)
----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth                359,406   (121,837)     237,569
----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                           252,298     (6,500)     245,798
----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                         525,719   (143,686)     382,033
----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth                  709,166   (706,263)       2,903
----------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                          980,739 (3,632,993)  (2,652,254)
----------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                             578,186 (2,779,351)  (2,201,165)
----------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                             9,022,365 (9,689,639)    (667,274)
----------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                2,306,607 (3,239,050)    (932,443)
----------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                             1,185,003 (1,414,960)    (229,957)
----------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                           212,033   (808,369)    (596,336)
----------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                       717,885 (6,644,822)  (5,926,937)
----------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                   2,377,865 (4,981,128)  (2,603,263)
----------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                       691,015 (2,001,338)  (1,310,323)
----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                          1,431,258 (2,987,338)  (1,556,080)
----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                          592,663 (1,486,232)    (893,569)
----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                        610,459 (2,067,571)  (1,457,112)
----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                              2,204,766 (6,443,494)  (4,238,728)
----------------------------------------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 4--Changes in Units Outstanding (Continued)

                                                                  -----------------------------------
                                                                  For period ended December 31, 2008
                                                                   Units      Units     Net Increase
Investment Option                                                  Issued    Redeemed    (Decrease)
                                                                  -----------------------------------
-----------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class  2,742,872 (1,342,330)   1,400,542
-----------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Advisor Class                       2,231,217 (1,649,618)     581,599
-----------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Advisor Class                      1,687,817   (571,455)   1,116,362
-----------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund       1,923   (342,620)    (340,697)
-----------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                        1,013    (17,084)     (16,071)
-----------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                             2,088    (92,538)     (90,450)
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                            152,687    (82,724)      69,963
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                              2,466,014   (762,132)   1,703,882
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                      5,489,672   (758,220)   4,731,452
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                      429,398   (176,132)     253,266
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                     1,072,569   (445,462)     627,107
-----------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio - Class I Shares               84,805    (54,165)      30,640
-----------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 1               11,005   (279,930)    (268,925)
-----------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2              428,153   (804,703)    (376,550)
-----------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 1                          35,828 (1,076,826)  (1,040,998)
-----------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                         445,280 (1,246,505)    (801,225)
-----------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 1                     54,326 (1,599,221)  (1,544,895)
-----------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2                      8,998   (142,691)    (133,693)
-----------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund - Class 1                   167,035   (320,409)    (153,374)
-----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 1                          139,552 (2,636,179)  (2,496,627)
-----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                        4,675,079 (3,279,149)   1,395,930
-----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II               132,373   (139,988)      (7,615)
-----------------------------------------------------------------------------------------------------
Wanger International                                                980,098 (2,365,734)  (1,385,636)
-----------------------------------------------------------------------------------------------------
Wanger International Select                                         306,195 (1,260,300)    (954,105)
-----------------------------------------------------------------------------------------------------
Wanger Select                                                       265,553   (764,417)    (498,864)
-----------------------------------------------------------------------------------------------------
Wanger USA                                                          339,823 (3,005,705)  (2,665,882)
-----------------------------------------------------------------------------------------------------

                                                                  ----------------------------------
                                                                  For period ended December 31, 2007
                                                                   Units      Units     Net Increase
Investment Option                                                  Issued    Redeemed    (Decrease)
                                                                  ----------------------------------
----------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class  1,009,209   (155,904)     853,305
----------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Advisor Class                         406,246    (68,683)     337,563
----------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Advisor Class                        627,596   (172,968)     454,628
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund      10,670   (323,355)    (312,685)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                          797     (9,782)      (8,985)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                            12,385   (134,953)    (122,568)
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                                  -          -            -
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                                247,657     (5,495)     242,162
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                        908,093    (22,111)     885,982
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                      193,454          -      193,454
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                       213,471     (3,033)     210,438
----------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio - Class I Shares                    -          -            -
----------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 1              189,979   (221,640)     (31,661)
----------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2              906,287   (384,074)     522,213
----------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 1                          85,999 (1,257,432)  (1,171,433)
----------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                         417,212 (1,048,419)    (631,207)
----------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 1                    128,143   (984,021)    (855,878)
----------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2                      7,166   (122,791)    (115,625)
----------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund - Class 1                   165,469   (135,486)      29,983
----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 1                          152,971 (2,240,715)  (2,087,744)
----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                        3,019,320 (1,612,330)   1,406,990
----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II               194,717   (111,424)      83,293
----------------------------------------------------------------------------------------------------
Wanger International                                                805,679 (2,339,968)  (1,534,289)
----------------------------------------------------------------------------------------------------
Wanger International Select                                         797,753   (887,497)     (89,744)
----------------------------------------------------------------------------------------------------
Wanger Select                                                       727,366   (703,646)      23,720
----------------------------------------------------------------------------------------------------
Wanger USA                                                          336,088 (4,341,774)  (4,005,686)
----------------------------------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2008, 2007, 2006, 2005, and 2004 follows:

                         At December 31,                        For the periods ended December 31,
                   -----------------------------------    ---------------------------------------------------
                               Unit               Net     Investment    Expense                  Total
                    Units     Value             Assets      Income     Ratio /2/               Return /3/
                   (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   ------- -------------------  -------   ---------- -------------------  --------------------

AIM V.I. Capital Appreciation Fund - Series I Shares
   2008             2,417  0.62    to    0.75    1,641          -    0.90%   to    1.80%  (43.53%) to  (43.01%)
   2007             2,851  1.09    to    1.31    3,389          -    0.90%   to    1.80%     9.99% to    11.00%
   2006             3,554  0.98    to    1.18    3,772      0.06%    0.90%   to    1.80%   (2.35%) to     5.35%
   2005             2,807  0.94    to    1.13    2,824      0.07%    0.90%   to    1.80%   (0.93%) to     7.86%
   2004             2,353  0.87    to    1.05    2,181          -    0.90%   to    1.80%     4.71% to     5.67%
AIM V.I. Core Equity Fund - Series I Shares
   2008               709  0.79    to    0.81      568      1.93%    0.90%   to    1.80%  (31.40%) to  (30.77%)
   2007               968  1.15    to    1.17    1,123      1.03%    0.90%   to    1.80%     6.16% to     7.14%
   2006/9/          1,197  1.08    to    1.09    1,301      0.75%    0.90%   to    1.80%     7.84% to     8.50%
   2005                 -     -    to       -        -          -        -   to        -         - to         -
   2004                 -     -    to       -        -          -        -   to        -         - to         -
AIM V.I. Mid Cap Core Equity Fund - Series I Shares
   2008             1,126  0.89    to    0.92    1,020      1.54%    0.90%   to    1.80%  (29.81%) to  (29.16%)
   2007             1,305  1.26    to    1.30    1,674      0.20%    0.90%   to    1.80%     7.42% to     8.56%
   2006             1,641  1.17    to    1.20    1,946      0.32%    0.90%   to    1.80%     4.61% to    10.24%
   2005             6,135  1.07    to    1.08    6,626      0.53%    0.90%   to    1.80%     5.69% to     6.65%
   2004/4/          5,988  1.02    to    1.02    6,087      2.30%    0.90%   to    1.80%     1.84% to     1.91%
Alger American Capital Appreciation Portfolio - Class O Shares
   2008             2,831  0.55    to    1.08    1,738          -    0.90%   to    1.80%  (46.12%) to  (45.63%)
   2007             3,548  1.02    to    2.00    4,005          -    0.90%   to    1.80%    31.12% to    32.33%
   2006             4,326  0.77    to    1.52    3,714          -    0.90%   to    1.80%    17.13% to    18.19%
   2005             5,217  0.65    to    1.30    3,790          -    0.90%   to    1.80%    12.39% to    13.42%
   2004             6,658  0.58    to    1.15    4,213          -    0.90%   to    1.80%     1.32% to     7.21%
AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B
   2008/27/           310  0.75    to    0.75      231      1.50%    1.25%   to    1.80%  (26.60%) to   (5.58%)
   2007                 -     -    to       -        -          -        -   to        -         - to         -
   2006                 -     -    to       -        -          -        -   to        -         - to         -
   2005                 -     -    to       -        -          -        -   to        -         - to         -
   2004                 -     -    to       -        -          -        -   to        -         - to         -
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio - Class B
   2008/29/             1  0.64    to    0.64        0          -    1.25%   to    1.25%  (31.49%) to  (31.49%)
   2007                 -     -    to       -        -          -        -   to        -         - to         -
   2006                 -     -    to       -        -          -        -   to        -         - to         -
   2005                 -     -    to       -        -          -        -   to        -         - to         -
   2004                 -     -    to       -        -          -        -   to        -         - to         -

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                         At December 31,                             For the periods ended December 31,
                   ---------------------------------------     ---------------------------------------------------
                                 Unit               Net        Investment    Expense                  Total
                    Units       Value             Assets         Income     Ratio /2/               Return /3/
                   (000's)   (Lowest to Highest)  (000's)      Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   --------- -------------------  ---------    ---------- -------------------  --------------------

DWS Equity 500 Index Fund VIP - Class A
   2008             6,150    0.76    to    0.88    5,059          2.40%   0.90%   to    1.80%  (38.28%) to  (37.72%)
   2007             6,289    1.23    to    1.41    8,535          1.45%   0.90%   to    1.80%   (1.23%) to     4.34%
   2006             6,435    1.19    to    1.35    8,407          1.12%   0.90%   to    1.80%     8.46% to    14.49%
   2005             7,371    1.04    to    1.18    8,489          1.52%   0.90%   to    1.80%   (0.77%) to     3.74%
   2004             8,357    1.07    to    1.14    9,335          1.06%   0.90%   to    1.80%     8.60% to     9.60%
DWS Small Cap Index VIP - Class A
   2008/28/            50    0.73    to    0.74       37              -   0.90%   to    1.25%  (33.38%) to     7.41%
   2007                 -       -    to       -        -              -       -   to        -         - to         -
   2006                 -       -    to       -        -              -       -   to        -         - to         -
   2005                 -       -    to       -        -              -       -   to        -         - to         -
   2004                 -       -    to       -        -              -       -   to        -         - to         -
Federated Fund for U.S. Government Securities II
   2008            12,386    1.10    to    1.48   16,623          4.99%   0.90%   to    1.80%     1.80% to     3.34%
   2007            13,757    1.07    to    1.44   17,720          4.56%   0.90%   to    1.80%   (0.55%) to     5.33%
   2006            16,024    1.02    to    1.36   19,760          3.99%   0.50%   to    1.80%     0.02% to     3.20%
   2005            15,806    1.00    to    1.32   19,120          3.99%   0.50%   to    1.80%   (0.01%) to     1.52%
   2004            17,445    1.08    to    1.31   21,036          4.48%   0.50%   to    1.80%     1.75% to     3.09%
Federated High Income Bond Fund II - Primary Shares
   2008             2,108    0.83    to    1.11    2,135         10.57%   0.90%   to    1.80%  (27.33%) to  (26.66%)
   2007             3,187    1.14    to    1.51    4,401          8.21%   0.90%   to    1.80%   (1.43%) to     2.49%
   2006             4,086    1.31    to    1.47    5,541          8.56%   0.90%   to    1.80%     8.82% to     9.81%
   2005             4,605    1.20    to    1.34    5,707          7.39%   0.90%   to    1.80%     0.82% to     1.74%
   2004             4,119    1.19    to    1.32    5,048          9.62%   0.90%   to    1.80%     8.47% to     9.47%
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
   2008            16,368    0.81    to    1.09   14,534          0.85%   0.90%   to    1.80%  (43.65%) to  (43.13%)
   2007            19,341    1.43    to    1.91   30,342          0.82%   0.90%   to    1.80%    12.34% to    16.45%
   2006            21,842    1.24    to    1.65   29,531          1.11%   0.90%   to    1.80%     7.61% to    10.59%
   2005            20,609    1.19    to    1.49   25,307          0.17%   0.90%   to    1.80%    14.75% to    15.80%
   2004            16,608    1.03    to    1.29   18,099          0.22%   0.90%   to    1.80%    11.45% to    14.30%
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
   2008             6,092    0.44    to    0.70    3,318          0.43%   0.90%   to    1.80%  (55.87%) to  (55.46%)
   2007             4,713    1.00    to    1.58    5,697              -   0.90%   to    1.80%     8.12% to    21.93%
   2006             3,078    0.82    to    1.30    2,941          0.50%   0.90%   to    1.80%     3.41% to    13.37%
   2005             2,134    0.79    to    1.15    1,881          0.70%   0.90%   to    1.80%   (1.09%) to     7.89%
   2004             1,501    0.73    to    1.07    1,174          0.54%   0.90%   to    1.80%   (0.92%) to     6.10%

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                          At December 31,                              For the periods ended December 31,
                    ---------------------------------------      ---------------------------------------------------
                                  Unit               Net         Investment    Expense                  Total
                     Units       Value             Assets          Income     Ratio /2/               Return /3/
                    (000's)   (Lowest to Highest)  (000's)       Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                    --------- -------------------  ---------     ---------- -------------------  --------------------

Fidelity(R) VIP Growth Portfolio - Service Class
   2008              3,835    0.45    to    0.73    1,974          0.63%    0.90%   to    1.80%  (48.18%) to  (47.71%)
   2007              5,234    0.87    to    1.40    5,034          0.64%    0.90%   to    1.80%    11.01% to    25.72%
   2006              5,538    0.70    to    1.05    4,340          0.31%    0.90%   to    1.80%     4.82% to     5.77%
   2005              7,833    0.66    to    1.00    5,722          0.42%    0.90%   to    1.80%     3.78% to     4.73%
   2004             10,464    0.63    to    0.95    7,157          0.16%    0.90%   to    1.80%     1.40% to     2.33%
Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
   2008              3,316    0.97    to    0.99    3,258          3.24%    0.90%   to    1.80%   (6.55%) to   (4.21%)
   2007/20/          2,179    1.02    to    1.04    2,248          0.17%    0.90%   to    1.80%     0.21% to     3.34%
   2006                  -       -    to       -        -              -        -   to        -         - to         -
   2005                  -       -    to       -        -              -        -   to        -         - to         -
   2004                  -       -    to       -        -              -        -   to        -         - to         -
Franklin Flex Cap Growth Securities Fund - Class 2
   2008/25/            106    0.73    to    0.73       77          0.07%    1.10%   to    1.65%  (33.29%) to   (8.88%)
   2007                  -       -    to       -        -              -        -   to        -         - to         -
   2006                  -       -    to       -        -              -        -   to        -         - to         -
   2005                  -       -    to       -        -              -        -   to        -         - to         -
   2004                  -       -    to       -        -              -        -   to        -         - to         -
Franklin Income Securities Fund - Class 2
   2008              6,883    0.66    to    0.80    5,263          5.50%    0.90%   to    1.80%  (36.05%) to  (30.29%)
   2007              5,326    0.96    to    1.14    5,926          3.04%    0.90%   to    1.80%   (2.61%) to     2.82%
   2006/11/          1,238    1.04    to    1.11    1,361          0.20%    0.90%   to    1.80%   (0.12%) to    12.16%
   2005                  -       -    to       -        -              -        -   to        -         - to         -
   2004                  -       -    to       -        -              -        -   to        -         - to         -
Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares
   2008                272    0.71    to    0.73      196              -    1.00%   to    1.80%  (37.62%) to  (10.55%)
   2007                360    1.13    to    1.16      413              -    1.00%   to    1.80%   (8.88%) to   (8.13%)
   2006                446    1.24    to    1.26      558              -    1.00%   to    1.80%    12.63% to    14.91%
   2005/6/           4,868    1.09    to    1.09    5,321              -    1.00%   to    1.80%     9.31% to    11.83%
   2004                  -       -    to       -        -              -        -   to        -         - to         -
Lord Abbett Bond Debenture Portfolio - Class VC Shares
   2008              1,872    0.92    to    0.95    1,760          5.48%    0.90%   to    1.80%  (19.16%) to  (18.28%)
   2007              2,495    1.14    to    1.17    2,882          5.80%    0.90%   to    1.80%     0.91% to     5.23%
   2006              3,020    1.09    to    1.11    3,328          3.40%    0.90%   to    1.80%     7.37% to     8.35%
   2005/6/           5,817    1.02    to    1.02    5,941          7.84%    0.90%   to    1.80%     2.16% to     4.69%
   2004                  -       -    to       -        -              -        -   to        -         - to         -

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                         At December 31,                          For the periods ended December 31,
                   -------------------------------------    ---------------------------------------------------
                                Unit               Net      Investment    Expense                  Total
                    Units      Value             Assets       Income     Ratio /2/               Return /3/
                   (000's)  (Lowest to Highest)  (000's)    Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   -------- -------------------  --------   ---------- -------------------  --------------------

Lord Abbett Growth and Income Portfolio - Class VC Shares
   2008             7,327   0.61    to    0.79    5,687       1.41%    0.90%   to    1.80%  (37.57%) to  (36.99%)
   2007             9,233   0.97    to    1.25   11,420       1.21%    0.90%   to    1.80%   (2.65%) to     2.50%
   2006             9,635   1.20    to    1.22   11,691       1.26%    0.90%   to    1.80%    14.08% to    16.22%
   2005/6/          9,387   1.04    to    1.05    9,841       1.67%    0.90%   to    1.80%   (0.69%) to     8.58%
   2004                 -      -    to       -        -           -        -   to        -         - to         -
Lord Abbett Mid Cap Value Portfolio - Class VC Shares
   2008             1,885   0.70    to    0.72    1,344       1.17%    0.90%   to    1.80%  (40.45%) to  (39.90%)
   2007             2,538   1.17    to    1.20    3,021       0.41%    0.90%   to    1.80%   (8.95%) to     3.66%
   2006             2,969   1.19    to    1.21    3,559       0.33%    0.90%   to    1.80%     9.55% to    11.22%
   2005/5/          5,790   1.08    to    1.09    6,265       0.69%    0.90%   to    1.80%     8.22% to    13.50%
   2004                 -      -    to       -        -           -        -   to        -         - to         -
Mutual Shares Securities Fund - Class 2
   2008            10,502   0.59    to    1.25   10,495       3.09%    0.90%   to    1.80%  (38.24%) to  (37.67%)
   2007             9,836   0.94    to    2.01   17,211       1.41%    0.90%   to    1.80%   (2.15%) to     2.54%
   2006             8,278   1.25    to    1.96   14,879       1.25%    0.90%   to    1.80%     3.31% to    17.32%
   2005             6,886   1.29    to    1.68   10,855       0.88%    0.90%   to    1.80%     8.57% to     9.56%
   2004             5,919   1.19    to    1.54    8,492       0.76%    0.90%   to    1.80%     8.77% to    11.62%
Neuberger Berman AMT Guardian Portfolio - S Class
   2008             2,663   0.61    to    0.70    1,747       0.62%    0.90%   to    1.80%  (39.02%) to  (37.93%)
   2007             1,236   0.98    to    1.12    1,355       0.43%    0.90%   to    1.80%   (1.53%) to     7.71%
   2006/14/            12   1.06    to    1.06       13       0.45%    1.10%   to    1.25%     1.81% to    15.16%
   2005                 -      -    to       -        -           -        -   to        -         - to         -
   2004                 -      -    to       -        -           -        -   to        -         - to         -
Neuberger Berman AMT Small Cap Growth Portfolio - S Class
   2008                14   0.57    to    0.60        8           -    1.25%   to    1.65%  (40.47%) to     1.45%
   2007                10   0.95    to    1.01        9           -    1.25%   to    1.65%   (6.29%) to     5.08%
   2006/16/            30   0.96    to    0.96       28           -    1.25%   to    1.65%     3.85% to     6.74%
   2005                 -      -    to       -        -           -        -   to        -         - to         -
   2004                 -      -    to       -        -           -        -   to        -         - to         -
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   2008                48   0.60    to    0.62       30           -    1.25%   to    1.80%  (49.94%) to  (25.15%)
   2007                47   1.13    to    1.16       54       0.01%    1.25%   to    1.80%     3.57% to    11.80%
   2006/19/             7   1.01    to    1.01        7           -    1.25%   to    1.80%   (1.84%) to     0.24%
   2005                 -      -    to       -        -           -        -   to        -         - to         -
   2004                 -      -    to       -        -           -        -   to        -         - to         -

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                            At December 31,                           For the periods ended December 31,
                     ---------------------------------------    ---------------------------------------------------
                                   Unit               Net       Investment     Expense                 Total
                      Units        Value            Assets        Income      Ratio /2/              Return /3/
                     (000's)   (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                     --------- -------------------  ---------   ---------- -------------------  --------------------

Oppenheimer Global Securities Fund/VA - Service Shares
   2008                 493    0.65   to     0.66       322       1.07%    0.90%   to    1.80%  (41.41%) to  (40.87%)
   2007                 330    1.10   to     1.12       366       0.52%    0.90%   to    1.80%   (3.20%) to     4.91%
   2006/11/             107    1.06   to     1.06       113           -    1.10%   to    1.80%   (0.25%) to    17.36%
   2005                   -       -   to        -         -           -        -   to        -         - to         -
   2004                   -       -   to        -         -           -        -   to        -         - to         -
Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
   2008               2,034    0.55   to     0.62     1,180       0.21%    0.90%   to    1.80%  (39.12%) to  (29.60%)
   2007                 954    0.89   to     1.01       924       0.05%    0.90%   to    1.80%  (10.80%) to   (2.48%)
   2006/15/              24    0.99   to     1.04        25           -    1.10%   to    1.80%     0.39% to    11.15%
   2005                   -       -   to        -         -           -        -   to        -         - to         -
   2004                   -       -   to        -         -           -        -   to        -         - to         -
Phoenix Capital Growth Series
   2008              17,564    0.42   to     6.29    66,235       0.03%    0.90%   to    1.80%  (41.85%) to  (41.31%)
   2007              20,566    0.71   to    10.73   132,252       0.25%    0.90%   to    1.80%   (2.95%) to     9.75%
   2006              25,555    0.64   to     9.79   147,167       0.18%    0.90%   to    1.80%   (0.44%) to     2.29%
   2005              30,573    0.63   to     9.58   185,518       0.06%    0.90%   to    1.80%   (4.41%) to     2.78%
   2004              45,488    0.61   to     9.33   241,380       0.80%    0.90%   to    1.80%     3.08% to     4.03%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth
   2008                 747    0.69   to     0.73       689       2.08%    1.25%   to    1.80%  (39.37%) to  (39.03%)
   2007                 345    1.12   to     1.19       653       1.91%    1.00%   to    1.80%   (5.11%) to     8.54%
   2006/8/              107    1.11   to     1.11       344       1.62%    1.80%   to    1.80%     6.72% to     6.72%
   2005                   -       -   to        -         -           -        -   to        -         - to         -
   2004                   -       -   to        -         -           -        -   to        -         - to         -
Phoenix Dynamic Asset Allocation Series: Growth
   2008                 536    0.67   to     0.78       558       2.22%    1.00%   to    1.80%  (35.96%) to  (26.65%)
   2007                 266    1.12   to     1.17       541       2.27%    1.10%   to    1.80%   (0.47%) to     7.32%
   2006/10/              20    1.04   to     1.09       242       1.64%    1.10%   to   1.375%     0.57% to    10.13%
   2005                   -       -   to        -         -           -        -   to        -         - to         -
   2004                   -       -   to        -         -           -        -   to        -         - to         -
Phoenix Dynamic Asset Allocation Series: Moderate
   2008               1,765    0.85   to     0.94     1,805       7.24%    0.90%   to    1.80%  (18.28%) to     3.98%
   2007                 590    1.03   to     1.11       876       2.81%    1.20%   to    1.60%     0.80% to     6.98%
   2006/12/             208    1.03   to     1.04       426       4.08%    1.10%   to    1.60%     1.62% to     5.93%
   2005                   -       -   to        -         -           -        -   to        -         - to         -
   2004                   -       -   to        -         -           -        -   to        -         - to         -

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                        At December 31,                        For the periods ended December 31,
                  -----------------------------------    ---------------------------------------------------
                              Unit               Net     Investment    Expense                  Total
                   Units     Value             Assets      Income     Ratio /2/               Return /3/
                  (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                  ------- -------------------  -------   ---------- -------------------  --------------------

Phoenix Dynamic Asset Allocation Series: Moderate Growth
   2008            1,849  0.82    to    0.86    1,724      2.45%    0.90%   to    1.65%  (26.83%) to  (23.74%)
   2007              995  1.11    to    1.16    1,369      1.65%    1.10%   to    1.65%     6.00% to     7.67%
   2006/7/           993  1.04    to    1.08    1,282      2.95%    1.10%   to    1.65%     2.61% to    11.10%
   2005                -     -    to       -        -          -        -   to        -         - to         -
   2004                -     -    to       -        -          -        -   to        -         - to         -
Phoenix Growth and Income Series
   2008            7,472  0.77    to    1.01    6,870      1.24%    0.90%   to    1.80%  (36.10%) to  (35.52%)
   2007           10,057  1.19    to    1.57   14,469      0.90%    0.90%   to    1.80%     4.73% to     5.69%
   2006           12,710  1.12    to    1.48   17,350      1.10%    0.90%   to    1.80%    15.08% to    16.13%
   2005           14,300  0.97    to    1.28   17,067      0.93%    0.90%   to    1.80%   (0.77%) to     3.86%
   2004           23,241  0.93    to    1.23   27,258      1.32%    0.90%   to    1.80%     8.49% to     9.48%
Phoenix Mid-Cap Growth Series
   2008            8,044  0.50    to    0.91    6,851          -    0.90%   to    1.80%  (44.49%) to  (43.98%)
   2007            9,969  0.89    to    1.64   15,270          -    0.90%   to    1.80%    19.60% to    20.70%
   2006           12,170  0.74    to    1.36   15,477          -    0.90%   to    1.80%     2.26% to     3.20%
   2005            6,358  0.72    to    1.32    7,747          -    0.90%   to    1.80%     2.31% to     3.24%
   2004            8,811  0.70    to    1.29   10,607          -    0.90%   to    1.80%     4.80% to     5.76%
Phoenix Money Market Series
   2008           13,711  1.03    to    2.84   27,627      2.19%    0.90%   to    1.80%     0.02% to     1.33%
   2007           11,859  1.02    to    2.81   23,551      4.77%    0.90%   to    1.80%     1.00% to     3.93%
   2006           12,527  1.01    to    2.71   23,737      4.30%    0.90%   to    2.25%     0.02% to     3.48%
   2005           16,027  0.97    to    2.62   27,445      2.52%    0.90%   to    2.25%     0.01% to     1.66%
   2004           12,427  0.97    to    2.58   26,221      0.77%    0.90%   to    1.80%   (1.02%) to   (0.11%)
Phoenix Multi-Sector Fixed Income Series
   2008            9,530  0.81    to    5.27   24,393      7.40%    0.90%   to    1.80%  (19.41%) to  (18.67%)
   2007            9,991  1.00    to    6.49   35,300      5.14%    0.90%   to    1.80%   (0.79%) to     2.99%
   2006           10,923  1.06    to    6.32   38,960      5.01%    0.90%   to    1.80%     2.53% to     5.89%
   2005           12,812  1.01    to    5.97   46,692      4.71%    0.90%   to    1.80%   (0.04%) to     0.87%
   2004           15,399  1.27    to    5.93   58,192      6.09%    0.90%   to    1.80%     4.91% to     5.88%
Phoenix Multi-Sector Short Term Bond Series
   2008            2,711  0.94    to    1.02    2,669      5.56%    0.90%   to    1.80%  (12.95%) to   (2.41%)
   2007            3,156  1.07    to    1.16    3,550      5.25%    0.90%   to    1.80%     1.28% to     3.05%
   2006            3,386  1.09    to    1.13    3,709      4.69%    0.90%   to    1.80%     3.82% to     4.77%
   2005            3,250  1.04    to    1.07    3,411      3.87%    0.90%   to    1.80%   (0.46%) to     0.45%
   2004            1,985  1.04    to    1.07    2,087      3.97%    0.90%   to    1.80%     3.02% to     5.87%

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                   At December 31,                        For the periods ended December 31,
             -----------------------------------    ---------------------------------------------------
                         Unit               Net     Investment    Expense                  Total
              Units     Value             Assets      Income     Ratio /2/               Return /3/
             (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- -------------------  -------   ---------- -------------------  --------------------

Phoenix Small-Cap Growth Series
   2008       2,190  0.57    to    1.32     2,609         -    0.90%   to    1.80%  (45.92%) to  (36.37%)
   2007       2,027  2.30    to    2.41     4,794         -    0.90%   to    1.80%    14.00% to    15.05%
   2006       2,623  2.02    to    2.10     5,411     0.01%    0.90%   to    1.80%     9.50% to    18.26%
   2005       2,228  1.72    to    1.77     3,898         -    1.00%   to    1.80%    13.57% to    14.49%
   2004       2,343  1.51    to    1.54     3,590         -    1.00%   to    1.80%  (10.23%) to     1.10%
Phoenix Strategic Allocation Series
   2008      17,234  0.93    to    5.79    80,497     2.93%    0.90%   to    1.80%  (26.79%) to  (26.12%)
   2007      21,183  1.28    to    7.84   133,918     2.51%    0.90%   to    1.80%   (0.73%) to     5.03%
   2006      27,110  1.22    to    7.47   164,152     2.54%    0.90%   to    1.80%    10.67% to    11.68%
   2005      33,852  1.10    to    6.70   183,939     2.29%    0.90%   to    1.80%   (0.04%) to     0.88%
   2004      41,573  1.10    to    6.65   223,476     2.56%    0.90%   to    1.80%     5.53% to     6.49%
Phoenix-Aberdeen International Series
   2008      19,203  0.63    to    2.44    34,315     1.89%    0.90%   to    1.80%  (40.08%) to  (39.53%)
   2007      20,227  1.05    to    4.05    64,615     1.52%    0.90%   to    1.80%     7.02% to    13.90%
   2006      22,830  1.47    to    3.56    65,471     2.17%    0.90%   to    1.80%     6.43% to    26.23%
   2005      21,108  1.17    to    2.82    51,693     3.63%    0.90%   to    1.80%    16.44% to    17.51%
   2004      29,492  0.99    to    2.40    62,541     2.81%    0.90%   to    1.80%    18.61% to    19.70%
Phoenix-Duff & Phelps Real Estate Securities Series
   2008       4,120  0.54    to    3.32     8,761     1.48%    0.90%   to    1.80%  (38.02%) to  (37.45%)
   2007       4,219  0.87    to    5.32    17,138     1.17%    0.90%   to    1.80%  (17.24%) to   (6.61%)
   2006       5,529  1.48    to    6.38    28,513     1.27%    0.90%   to    1.80%     9.94% to    35.84%
   2005       6,201  1.10    to    4.70    23,690     1.73%    0.90%   to    1.80%   (0.52%) to    14.06%
   2004       6,371  1.96    to    4.12    22,487     2.46%    0.90%   to    1.80%    32.27% to    33.48%
Phoenix-Sanford Bernstein Mid-Cap Value Series
   2008       7,847  0.56    to    1.49     9,036     0.17%    0.90%   to    1.80%  (36.61%) to  (36.03%)
   2007       8,932  0.88    to    2.32    17,198     0.14%    0.90%   to    1.80%   (3.53%) to     1.08%
   2006      10,488  1.20    to    2.30    20,386     0.40%    0.90%   to    1.80%     8.53% to    13.88%
   2005      12,353  1.06    to    2.02    21,290     0.11%    0.90%   to    1.80%   (0.59%) to     6.76%
   2004      13,161  1.41    to    1.89    21,232     0.18%    0.90%   to    1.80%    18.24% to    19.32%
Phoenix-Sanford Bernstein Small-Cap Value Series
   2008       3,262  0.73    to    1.37     4,181     0.08%    0.90%   to    1.80%  (39.03%) to   (9.02%)
   2007       4,258  1.19    to    2.23     8,897         -    0.90%   to    1.80%   (3.87%) to     5.01%
   2006       5,152  1.23    to    2.31    11,213     0.20%    0.90%   to    1.80%     7.66% to    15.70%
   2005       6,028  1.57    to    2.00    11,483         -    0.90%   to    1.80%     5.53% to     6.50%
   2004       5,973  1.48    to    1.89    10,772         -    0.90%   to    1.80%    15.78% to    21.57%

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                          At December 31,                              For the periods ended December 31,
                    ---------------------------------------      ---------------------------------------------------
                                  Unit               Net         Investment    Expense                  Total
                     Units       Value             Assets          Income     Ratio /2/               Return /3/
                    (000's)   (Lowest to Highest)  (000's)       Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                    --------- -------------------  ---------     ---------- -------------------  --------------------

Phoenix-Van Kampen Comstock Series
   2008              5,644    0.67    to    1.14    5,532           1.73%   0.90%   to    1.80%  (36.89%) to  (36.31%)
   2007              7,128    1.06    to    1.80   11,099           1.54%   0.90%   to    1.80%   (3.98%) to     5.30%
   2006              8,585    1.10    to    1.86   13,965           1.63%   0.90%   to    1.80%     6.91% to    19.82%
   2005             10,385    0.92    to    1.56   14,270           1.12%   0.90%   to    1.80%     3.54% to     4.48%
   2004             13,718    0.89    to    1.50   18,379           0.90%   0.90%   to    1.80%    10.88% to    11.90%
Phoenix-Van Kampen Equity 500 Index Series
   2008             10,595    0.63    to    0.92    8,015           1.60%   0.90%   to    2.25%  (38.72%) to  (35.35%)
   2007             13,105    1.02    to    1.49   16,164           1.23%   0.90%   to    2.25%     1.35% to     3.92%
   2006             17,343    0.98    to    1.44   20,933           1.32%   0.90%   to    2.25%    11.65% to    13.19%
   2005             15,857    0.87    to    1.27   16,669           1.19%   0.90%   to    2.25%     1.36% to     2.76%
   2004             19,980    0.85    to    1.24   20,919           1.41%   0.90%   to    2.25%     6.68% to     8.85%
PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class
   2008              2,328    0.63    to    0.68    1,522           4.63%   0.90%   to    1.80%  (44.87%) to  (44.36%)
   2007                927    1.15    to    1.22    1,087           7.96%   0.90%   to    1.80%     4.06% to    23.14%
   2006/11/             74    0.95    to    1.00       73          37.52%   0.90%   to    1.80%   (6.82%) to   (2.41%)
   2005                  -       -    to       -        -               -       -   to        -         - to         -
   2004                  -       -    to       -        -               -       -   to        -         - to         -
PIMCO Real Return Portfolio - Advisor Class
   2008              1,048    1.00    to    1.02    1,055           3.39%   1.00%   to    1.80%  (14.66%) to   (8.05%)
   2007                466    1.09    to    1.11      513           4.57%   1.00%   to    1.60%   (1.21%) to     9.42%
   2006/17/            129    1.00    to    1.02      129           4.99%   1.00%   to    1.25%   (2.32%) to   (1.27%)
   2005                  -       -    to       -        -               -       -   to        -         - to         -
   2004                  -       -    to       -        -               -       -   to        -         - to         -
PIMCO Total Return Portfolio - Advisor Class
   2008              1,761    1.12    to    1.16    1,982           4.35%   0.90%   to    1.80%   (0.29%) to     3.75%
   2007                645    1.08    to    1.11      704           4.76%   0.90%   to    1.80%     1.79% to     7.67%
   2006/13/            190    1.01    to    1.03      193           4.56%   1.00%   to    1.25%   (0.93%) to     3.73%
   2005                  -       -    to       -        -               -       -   to        -         - to         -
   2004                  -       -    to       -        -               -       -   to        -         - to         -
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
   2008                314    0.58    to    0.61      187           0.33%   1.10%   to    1.80%  (31.47%) to  (30.98%)
   2007                655    0.85    to    0.88      564           3.85%   1.10%   to    1.80%   (6.24%) to   (5.57%)
   2006                967    0.91    to    0.93      884           2.54%   1.10%   to    1.80%     6.17% to     6.92%
   2005              1,996    0.86    to    0.87    1,712               -   1.10%   to    1.80%   (6.94%) to   (5.51%)
   2004              2,022    0.92    to    0.93    1,862               -   1.25%   to    1.80%  (12.27%) to  (11.78%)

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                     At December 31,                        For the periods ended December 31,
               -----------------------------------    ---------------------------------------------------
                           Unit               Net     Investment    Expense                  Total
                Units     Value             Assets      Income     Ratio /2/               Return /3/
               (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
               ------- -------------------  -------   ---------- -------------------  --------------------

Rydex Variable Trust Nova Fund
   2008            10  0.72    to    0.75        7       0.26%   1.10%   to    1.80%  (55.30%) to  (54.98%)
   2007            26  1.62    to    1.67       42       1.34%   1.10%   to    1.80%   (0.70%) to     0.01%
   2006            35  1.63    to    1.67       57       0.90%   1.10%   to    1.80%     6.15% to    17.97%
   2005            55  1.39    to    1.42       76       0.33%   1.10%   to    1.80%     2.10% to     6.34%
   2004            46  1.36    to    1.37       63       0.06%   1.65%   to    1.80%    10.61% to    12.56%
Rydex Variable Trust Sector Rotation Fund
   2008           319  1.10    to    1.12      353           -   1.00%   to    1.80%  (41.48%) to  (11.45%)
   2007           409  1.84    to    1.91      772           -   0.90%   to    1.80%     4.19% to    21.51%
   2006           532  1.53    to    1.58      828           -   0.90%   to    1.80%     9.39% to    10.39%
   2005           800  1.40    to    1.43    1,131           -   0.90%   to    1.80%     2.97% to    13.65%
   2004           433  1.25    to    1.27      545           -   1.00%   to    1.80%     8.72% to    11.33%
Sentinel Variable Products Balanced Fund
   2008/24/        70  0.76    to    0.77       53       3.60%   1.00%   to    1.50%  (20.82%) to   (3.93%)
   2007             -     -    to       -        -           -       -   to        -         - to         -
   2006             -     -    to       -        -           -       -   to        -         - to         -
   2005             -     -    to       -        -           -       -   to        -         - to         -
   2004             -     -    to       -        -           -       -   to        -         - to         -
Sentinel Variable Products Bond Fund
   2008         1,946  1.03    to    1.05    2,024       5.38%   0.90%   to    1.80%     0.37% to     2.26%
   2007/21/       242  1.02    to    1.02      247      30.81%   1.10%   to    1.80%     0.42% to     2.83%
   2006             -     -    to       -        -           -       -   to        -         - to         -
   2005             -     -    to       -        -           -       -   to        -         - to         -
   2004             -     -    to       -        -           -       -   to        -         - to         -
Sentinel Variable Products Common Stock Fund
   2008         5,617  0.67    to    0.68    3,792       2.19%   1.00%   to    1.80%  (34.25%) to  (26.66%)
   2007/21/       886  1.02    to    1.02      906       8.74%   1.00%   to    1.80%   (4.70%) to     1.01%
   2006             -     -    to       -        -           -       -   to        -         - to         -
   2005             -     -    to       -        -           -       -   to        -         - to         -
   2004             -     -    to       -        -           -       -   to        -         - to         -
Sentinel Variable Products Mid Cap Growth Fund
   2008           447  0.57    to    0.58      256           -   1.00%   to    1.50%  (46.73%) to     0.44%
   2007/23/       193  1.08    to    1.08      208           -   1.25%   to    1.50%   (1.49%) to     0.99%
   2006             -     -    to       -        -           -       -   to        -         - to         -
   2005             -     -    to       -        -           -       -   to        -         - to         -
   2004             -     -    to       -        -           -       -   to        -         - to         -

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                      At December 31,                         For the periods ended December 31,
                -----------------------------------    ---------------------------------------------------
                            Unit               Net     Investment     Expense                 Total
                 Units     Value             Assets      Income      Ratio /2/              Return /3/
                (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                ------- -------------------  -------   ---------- -------------------  --------------------

Sentinel Variable Products Small Company Fund
   2008            838  0.67    to    0.67      562      0.50%     1.00%  to    1.80%  (33.51%) to  (30.06%)
   2007/22/        210  1.00    to    1.01      211      3.55%     1.00%  to    1.80%   (7.19%) to     1.39%
   2006              -     -    to       -        -          -         -  to        -         - to         -
   2005              -     -    to       -        -          -         -  to        -         - to         -
   2004              -     -    to       -        -          -         -  to        -         - to         -
Summit S&P MidCap 400 Index Portfolio - Class I Shares
   2008/26/         31  0.70    to    0.70       21      2.75%     0.90%  to    1.25%  (26.12%) to     6.93%
   2007              -     -    to       -        -          -         -  to        -         - to         -
   2006              -     -    to       -        -          -         -  to        -         - to         -
   2005              -     -    to       -        -          -         -  to        -         - to         -
   2004              -     -    to       -        -          -         -  to        -         - to         -
Templeton Developing Markets Securities Fund - Class 1
   2008            387  0.89    to    0.89      344      2.89%    1.375%  to   1.375%  (53.27%) to  (53.27%)
   2007            655  1.90    to    1.90    1,248      2.32%    1.375%  to   1.375%   (7.66%) to    27.30%
   2006            687  1.50    to    1.50    1,027      1.21%    1.375%  to   1.375%    26.67% to    26.67%
   2005            836  1.18    to    1.18      987      1.45%    1.375%  to   1.375%    26.01% to    26.01%
   2004            969  0.94    to    0.94      907      1.93%    1.375%  to   1.375%    23.12% to    23.12%
Templeton Developing Markets Securities Fund - Class 2
   2008          1,497  0.63    to    1.87    1,274      2.94%     0.90%  to    1.80%  (53.56%) to  (53.13%)
   2007          1,874  1.35    to    4.00    3,588      2.02%     0.90%  to    1.80%     5.24% to    27.62%
   2006          1,352  1.06    to    3.15    2,034      1.14%     0.90%  to    1.80%     8.00% to    26.94%
   2005          1,627  1.11    to    2.49    1,955      1.29%     0.90%  to   1.375%    25.68% to    26.28%
   2004          1,954  0.88    to    1.98    1,841      1.84%     0.90%  to   1.375%    23.00% to    23.59%
Templeton Foreign Securities Fund - Class 1
   2008          5,310  2.34    to    2.34   12,445      2.71%    1.375%  to   1.375%  (41.06%) to  (41.06%)
   2007          6,351  3.98    to    3.98   25,253      2.18%    1.375%  to   1.375%    14.19% to    14.19%
   2006          7,523  3.48    to    3.48   26,194      1.40%    1.375%  to   1.375%    20.03% to    20.03%
   2005          8,549  2.90    to    2.90   24,800      1.31%    1.375%  to   1.375%     8.96% to     8.96%
   2004          9,841  2.66    to    2.66   26,200      1.15%    1.375%  to   1.375%    17.24% to    17.24%
Templeton Foreign Securities Fund - Class 2
   2008          3,106  0.89    to    1.21    3,584      2.40%     0.90%  to    1.80%  (41.45%) to  (40.91%)
   2007          3,907  1.51    to    2.06    7,665      2.00%     0.90%  to    1.80%     7.68% to    14.41%
   2006          4,538  1.36    to    1.81    7,788      1.25%     0.90%  to    1.80%    19.27% to    20.36%
   2005          5,477  1.14    to    1.51    7,805      1.18%     0.90%  to    1.80%     8.19% to     9.18%
   2004          5,619  1.05    to    1.39    7,374      1.09%     0.90%  to    1.80%    16.40% to    17.46%

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                     At December 31,                         For the periods ended December 31,
               -----------------------------------    ---------------------------------------------------
                           Unit               Net     Investment     Expense                 Total
                Units     Value             Assets      Income      Ratio /2/              Return /3/
               (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
               ------- -------------------  -------   ---------- -------------------  --------------------

Templeton Global Asset Allocation Fund - Class 1
   2008         5,838  4.10    to    4.10   23,929      10.76%   1.375%  to   1.375%  (26.00%) to  (26.00%)
   2007         7,383  5.54    to    5.54   40,892      17.54%   1.375%  to   1.375%     8.80% to     8.80%
   2006         8,239  5.09    to    5.09   41,943       7.29%   1.375%  to   1.375%    19.73% to    19.73%
   2005         9,444  4.25    to    4.25   40,153       3.93%   1.375%  to   1.375%     2.43% to     2.43%
   2004        10,430  4.15    to    4.15   43,296       2.98%   1.375%  to   1.375%    14.34% to    14.34%
Templeton Global Asset Allocation Fund - Class 2
   2008           725  1.29    to    1.66    1,173      10.49%    0.90%  to   1.375%  (26.13%) to  (25.77%)
   2007           859  1.73    to    2.24    1,880      17.15%    0.90%  to   1.375%     8.49% to     9.02%
   2006           974  1.59    to    2.06    1,964       6.60%    0.90%  to   1.375%    19.45% to    20.03%
   2005         1,388  1.32    to    1.72    2,354       3.69%    0.90%  to   1.375%     2.13% to     2.63%
   2004         1,703  1.29    to    1.69    2,819       2.85%    0.90%  to   1.375%    14.13% to    14.68%
Templeton Global Income Securities Fund - Class 1
   2008         1,382  3.53    to    3.53    4,880       3.85%   1.375%  to   1.375%     5.00% to     5.00%
   2007         1,535  3.36    to    3.36    5,163       2.79%   1.375%  to   1.375%     9.74% to     9.74%
   2006         1,505  3.06    to    3.06    4,613       3.10%   1.375%  to   1.375%    11.59% to    11.59%
   2005         1,794  2.75    to    2.75    4,926       6.27%   1.375%  to   1.375%   (4.24%) to   (4.24%)
   2004         1,816  2.87    to    2.87    5,209      11.48%   1.375%  to   1.375%    13.51% to    13.51%
Templeton Growth Securities Fund - Class 1
   2008        12,085  3.26    to    3.26   39,431       2.08%   1.375%  to   1.375%  (42.93%) to  (42.93%)
   2007        14,582  5.72    to    5.72   83,367       1.49%   1.375%  to   1.375%     1.14% to     1.14%
   2006        16,670  5.65    to    5.65   94,231       1.48%   1.375%  to   1.375%    20.53% to    20.53%
   2005        18,989  4.69    to    4.69   89,055       1.23%   1.375%  to   1.375%     7.56% to     7.56%
   2004        21,936  4.36    to    4.36   95,644       1.27%   1.375%  to   1.375%    14.65% to    14.65%
Templeton Growth Securities Fund - Class 2
   2008         9,442  0.54    to    1.28    8,951       1.79%    0.90%  to    1.80%  (43.36%) to  (42.84%)
   2007         8,046  0.95    to    2.24   15,021       1.33%    0.90%  to    1.80%   (1.76%) to     2.73%
   2006         6,639  1.30    to    2.22   13,247       1.26%    0.90%  to    1.80%     4.03% to    20.72%
   2005         6,452  1.27    to    1.84   11,040       1.13%    0.90%  to    1.80%     6.91% to     7.89%
   2004         6,773  1.18    to    1.70   10,850       1.20%    0.90%  to    1.80%    10.17% to    14.98%
Van Kampen UIF Equity and Income Portfolio - Class II
   2008           168  0.80    to    0.84      137       2.41%    1.00%  to    1.80%  (26.18%) to  (23.45%)
   2007           175  1.05    to    1.09      185       1.71%    1.00%  to    1.80%   (4.25%) to     2.06%
   2006/18/        92  1.03    to    1.03       95           -    1.25%  to    1.25%     2.99% to     2.99%
   2005             -     -    to       -        -           -        -  to        -         - to         -
   2004             -     -    to       -        -           -        -  to        -         - to         -

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                  At December 31,                        For the periods ended December 31,
            -----------------------------------    ---------------------------------------------------
                        Unit               Net     Investment    Expense                  Total
             Units     Value             Assets      Income     Ratio /2/               Return /3/
            (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
            ------- -------------------  -------   ---------- -------------------  --------------------

Wanger International
   2008      9,104  0.55    to    3.89    29,457     1.01%    0.90%   to    1.80%  (46.58%) to  (46.09%)
   2007     10,490  1.03    to    7.24    66,850     0.88%    0.90%   to    1.80%   (2.97%) to    15.26%
   2006     12,024  1.58    to    6.31    67,851     0.57%    0.90%   to    1.80%    34.70% to    35.93%
   2005     14,620  1.17    to    4.66    61,175     1.09%    0.90%   to    1.80%     0.65% to    20.44%
   2004     17,402  1.24    to    3.88    62,137     0.73%    0.90%   to    1.80%    27.93% to    29.10%
Wanger International Select
   2008      2,190  0.60    to    1.87     3,943     0.41%    0.90%   to    1.80%  (45.35%) to   (7.21%)
   2007      3,144  1.88    to    3.41    10,104     0.72%    0.90%   to    1.80%     6.54% to    20.68%
   2006      3,234  1.62    to    2.84     8,628     0.26%    0.90%   to    1.80%    33.56% to    34.78%
   2005      2,933  1.20    to    2.12     5,880     1.98%    0.90%   to    1.80%     9.93% to    15.38%
   2004      2,798  1.04    to    1.84     4,901     0.31%    0.90%   to    1.80%    22.10% to    23.22%
Wanger Select
   2008      2,504  0.72    to    1.55     3,571         -    0.90%   to    1.80%  (49.98%) to  (49.52%)
   2007      3,003  1.43    to    3.08     8,578         -    0.90%   to    1.80%   (1.66%) to     9.01%
   2006      2,979  1.34    to    2.86     7,845     0.40%    0.90%   to    1.80%     9.87% to    18.63%
   2005      3,368  1.50    to    2.42     7,538         -    0.90%   to    1.80%     8.51% to     9.50%
   2004      3,449  1.39    to    2.22     7,128         -    0.90%   to    1.80%    14.29% to    18.23%
Wanger USA
   2008     11,876  0.57    to    2.88    28,045         -    0.90%   to    1.80%  (40.77%) to  (33.97%)
   2007     14,542  1.20    to    4.83    57,373         -    0.90%   to    1.80%   (2.48%) to     7.38%
   2006     18,547  1.55    to    4.63    70,386     0.25%    0.90%   to    1.80%     5.94% to     6.91%
   2005     24,888  1.46    to    4.34    88,820         -    0.90%   to    1.80%     9.26% to    10.26%
   2004     30,949  1.34    to    3.94   103,301         -    0.90%   to    1.80%     9.63% to    17.27%

/1/ The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

/2/ The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

 /4 /From inception December 3, 2004    /17 /From inception October 5, 2006
 to December 31, 2004.                  to December 31, 2006.
 /5 /From inception April 20, 2005 to   /18 /From inception November 3, 2006
 December 31, 2005.                     to December 31, 2006.
 /6 /From inception April 29, 2005 to   /19 /From inception November 14, 2006
 December 31, 2005.                     to December 31, 2006.
 /7 /From inception February 16, 2006   /20 /From inception January 29, 2007
 to December 31, 2006.                  to December 31, 2007.
 /8 /From inception April 24, 2006 to   /21 /From inception September 11,
 December 31, 2006.                     2007 to December 31, 2007.
 /9 /From inception April 28, 2006 to   /22 /From inception September 24,
 December 31, 2006.                     2007 to December 31, 2007.
 /10 /From inception May 18, 2006 to    /23 /From inception September 27,
 December 31, 2006.                     2007 to December 31, 2007.
 /11 /From inception May 30, 2006 to    /24 /From inception February 5, 2008
 December 31, 2006.                     to December 31, 2008.
 /12 /From inception July 6, 2006 to    /25 /From inception April 8, 2008 to
 December 31, 2006.                     December 31, 2008.
 /13 /From inception July 12, 2006 to   /26 /From inception April 28, 2008 to
 December 31, 2006.                     December 31, 2008.
 /14 /From inception July 20, 2006 to   /27 /From inception June 16, 2008 to
 December 31, 2006.                     December 31, 2008.
 /15 /From inception August 2, 2006 to  /28 /From inception August 11, 2008
 December 31, 2006.                     to December 31, 2008.
 /16 /From inception September 22,      /29 /From inception September 2, 2008
 2006 to December 31, 2006.             to December 31, 2008.

Note 6--Fees and Related Party Transactions
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account (see note 12).

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled "Contract Maintenance Charges" in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2008 and 2007 were $1,059,343 and $1,101,790 respectively. The charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

      Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35 for an individual contract, and a maximum of $500 per group contract (Group Strategic Edge contracts only).

      Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

      Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled "Transfers for contract benefits and terminations" in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Fee and Administration Fee Charges

Phoenix will make deductions at a maximum rate of 2.25% of the contracts value for the mortality and expense risks and 0.125% for administration fees, which the company undertakes. These expenses are included in separate line items "Mortality and Expense Fees" and "Administration Fees" in the accompanying statements of operations. The total aggregate expense for the periods ended December 31, 2008 and 2007 were $9,884,230 and $13,147,966, respectively. This expense is taken out as a reduction of unit values.

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 7--Distribution of Net Income
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 8--Diversification Requirements
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

Note 9--Manager of Managers Exemptive Order
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

Note 10--Mixed and Shared Funding
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

Note 11--Other
The insurance company affiliates of the Separate Account distribute our products through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. The insurance company affiliates of the Separate Account believe that our sales through these distributors depend on a variety of factors, such as the financial strength, the quality and pricing of the products and the support services we provide. In 2008, the largest individual distributor of life insurance was a subsidiary of State Farm Mutual Automobile Company ("State Farm"). The largest distributors of annuities in 2008 were State Farm and National Life Group. In 2008, State Farm accounted for approximately 27% of the total life insurance premiums. In 2008, State Farm accounted for approximately 68% and National Life Group accounted for approximately 14% of the annuity deposits. Since the relationship with State Farm began in mid-2001, it has generated $260 million in cumulative new total life premiums and $1.6 billion in annuity deposits. The distributors are generally free to sell products from a variety of providers. On March 3, 2009, State Farm informed the insurance company affiliates of the Separate Account that it intends to suspend the sale of the products pending a re-evaluation of the relationship between the companies. On March 4, 2009, National Life Group informed the insurance company affiliates of the Separate Account that it intends to suspend the sale of the products.

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 11--Other (Continued)
The insurance company affiliates of the Separate Account may not be able to establish or maintain satisfactory relationships with State Farm, National Life Group or other distributors if the ratings, products or services are not competitive. Further, in light of the recent adverse economic and market developments, the access to, the reliability of, and service levels provided by the non-affiliated distribution intermediaries may be adversely affected. Accordingly, the business, sales, redemptions, revenues and profitability may be materially affected.

Effective May 1, 2008, the Board of Trustees of the Fund approved changes in subadvisor for the Capital Growth Series and the Small-Cap Growth Series. Effective September 15, 2008, Neuberger Berman Management, Inc. is the subadvisor for the Capital Growth Series, replacing Harris Investment Management, Inc. and the Small-Cap Growth Series (formerly Phoenix-Alger Small-Cap Growth Series), replacing Fred Alger Management, Inc.

Note 12--Spin-Off of Asset Management
At end of business December 31, 2008, Phoenix spun off the asset management segment of its business, Virtus Investment Partners, Inc. ("Virtus") and its subsidiaries, to Phoenix's shareholders. Virtus is now an independent publicly traded company. Virtus is the holding company for various asset management subsidiaries, including the Virtus Investment Advisers, Inc. (formerly Phoenix Investment Counsel, Inc.), the subadvisor to the Phoenix Growth & Income Series and Phoenix Strategic Allocation Series, and Duff & Phelps Investment Management Company, the subadvisor to the Phoenix-Duff & Phelps Real Estate Securities Series.

As a result of this spin-off, PEPCO, a registered broker/dealer in securities, is no longer an affiliate of Phoenix. PEPCO operated as the principal underwriter and distributor for the Separate Account under a separate interim service agreement for the period January 1, 2009 to February 4, 2009. Effective February 5, 2009 the principal underwriter and distributor for the Separate Account became PFG Distribution Company, a subsidiary of Philadelphia Financial Group, Inc. (an affiliate of Phoenix). On February 5, 2009 PEPCO, under Virtus, changed its name to VP Distributors, Inc. and PFG Distribution Company changed its name to PEPCO.

Goodwin Capital Advisors, Inc., subadvisor to Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series, and the Phoenix Strategic Allocation Series, remained a subsidiary of Phoenix.

Note 13--Subsequent Events
On March 4, 2009, Fitch downgraded the financial strength rating of the insurance company affiliates of the Separate Account to BBB+ from A and placed the rating on Rating Watch Negative.

On March 10, 2009, A.M. Best Company, Inc. downgraded the financial strength rating of the insurance company affiliates of the Separate Account to B++ from A and maintained its negative outlook. On January 15, 2009, A.M Best Company, Inc. affirmed the financial strength rating of A and changed the rating outlook to negative from stable.

On March 10, 2009, Moody's Investor Services downgraded the financial strength rating of the insurance company affiliates of the Separate Account to Baa2 from Baa1. The outlook is negative. On February 19, 2009, Moody's Investor Service downgraded the financial strength rating to Baa1 from A3. The ratings remain on review for possible further downgrade as was previously announced on December 9, 2008.

On March 10, 2009, Standard & Poor's downgraded the financial strength rating of the insurance company affiliates of the Separate Account to BBB- from BBB and maintained it negative outlook. On March 2, 2009, Standard and Poor's downgraded the financial strength rating to BBB from BBB+. At the same time, Standard and Poor's removed the ratings from Credit Watch, where they had been placed with negative implications on February 10, 2009. The outlook is negative.

The actions by these rating agencies will likely have a material adverse effect on the future results. The insurance company affiliates are currently assessing the impact of these recent developments on their business prospects, operations and strategy.

[LOGO]

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of Phoenix Life Insurance Company and Participants of Phoenix Life Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the Phoenix Life Variable Accumulation Account (as listed in the statements of assets and liabilities) at December 31, 2008, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2008, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

HartFord, CT
March 27, 2009

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
185 Asylum Street
Hartford, Connecticut 06103

[LOGO]
PHOENIX



Phoenix Life Insurance Company
PO Box 22012
Albany, NY 12201-2012



--------------------------------------------------------------------------------

Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com

OL4261 (C) 2009 The Phoenix Companies, Inc.  2-09


         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2008 AND 2007

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                             ---------------
Report of Independent Registered Public Accounting Firm...................................................        F-3

Consolidated Balance Sheet as of December 31, 2008 and 2007...............................................        F-4

Consolidated Statement of Income and Comprehensive Income for the years ended
  December 31, 2008, 2007 and 2006........................................................................        F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2008, 2007 and 2006........................................................................        F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended
  December 31, 2008, 2007 and 2006........................................................................        F-7

Notes to Financial Statements.............................................................................      F-8 - F-50


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, statements of cash flows and statements of changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 24 to the consolidated financial statements, three significant distributors suspended sales of the Company's products and the Company had downgrades from four rating agencies.

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for reinsurance of long duration insurance contracts effective April 1, 2008.



/s/ PricewaterhouseCoopers, LLP
Hartford, CT
April 10, 2009

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                       ($ in millions, except share data)
                           DECEMBER 31, 2008 AND 2007

                                                                                                    2008           2007
                                                                                                ------------   ------------
ASSETS:
Available-for-sale debt securities, at fair value...........................................    $   9,815.9    $  11,966.8
Available-for-sale equity securities, at fair value.........................................           25.2          191.8
Venture capital partnerships, at equity in net assets.......................................          200.0          173.3
Policy loans, at unpaid principal balances..................................................        2,535.7        2,380.5
Other invested assets.......................................................................          613.5          432.7
Fair value option investments...............................................................           34.4           --
                                                                                                ------------   ------------
                                                                                                   13,224.7       15,145.1
Available-for-sale debt and equity securities pledged as collateral, at fair value..........          148.0          219.1
                                                                                                ------------   ------------
Total investments...........................................................................       13,372.7       15,364.2
Cash and cash equivalents...................................................................          340.1          366.8
Accrued investment income...................................................................          203.6          204.2
Premiums, accounts and notes receivable.....................................................          413.0          321.9
Deferred policy acquisition costs...........................................................        2,723.1        2,080.9
Deferred income tax.........................................................................          284.4           --
Goodwill....................................................................................            5.2            5.2
Other assets................................................................................          180.9          165.8
Separate account assets.....................................................................        7,930.2       10,820.3
                                                                                                ------------   ------------
TOTAL ASSETS................................................................................    $  25,453.2    $  29,329.3
                                                                                                ============   ============

LIABILITIES:
Policy liabilities and accruals.............................................................    $  14,009.5    $  14,002.4
Policyholder deposit funds..................................................................        1,616.6        1,808.9
Indebtedness................................................................................          174.1          174.0
Deferred income taxes.......................................................................           --             76.8
Other liabilities...........................................................................          425.4          349.8
Non-recourse collateralized obligations.....................................................          245.2          317.9
Separate account liabilities................................................................        7,930.2       10,820.3
                                                                                                ------------   ------------
TOTAL LIABILITIES...........................................................................       24,401.0       27,550.1
                                                                                                ------------   ------------

COMMITMENTS AND CONTINGENCIES (NOTES 22 AND 23)

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           12.0           10.4
                                                                                                ------------   ------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0           10.0
Additional paid-in capital..................................................................        1,731.2        1,716.0
Retained earnings (deficit).................................................................         (106.7)         115.8
Accumulated other comprehensive loss........................................................         (594.3)         (73.0)
                                                                                                ------------   ------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,040.2        1,768.8
                                                                                                ------------   ------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................    $  25,453.2    $  29,329.3
                                                                                                ============   ============

   The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                                    2008            2007           2006
                                                                                ------------    ------------   ------------
REVENUES:
Premiums.....................................................................   $     765.9     $     798.3    $     839.7
Insurance and investment product fees........................................         612.7           505.2          406.0
Investment income, net of expenses...........................................         905.6         1,034.8        1,028.1
Net realized investment gains (losses).......................................        (277.5)           (8.2)          73.8
                                                                                ------------    ------------   ------------
TOTAL REVENUES...............................................................       2,006.7         2,330.1        2,347.6
                                                                                ------------    ------------   ------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,368.4         1,318.5        1,341.1
Policyholder dividends.......................................................         207.5           380.0          399.1
Policy acquisition cost amortization.........................................         408.8           192.9          145.6
Interest expense on indebtedness.............................................          12.5            12.4           14.5
Interest expense on non-recourse collateralized obligations..................          11.8            15.4           18.7
Other operating expenses.....................................................         227.2           229.5          209.9
                                                                                ------------    ------------   ------------
TOTAL BENEFITS AND EXPENSES..................................................       2,236.2         2,148.7        2,128.9
                                                                                ------------    ------------   ------------
Income (loss) from continuing operations before income taxes and
  minority interest..........................................................        (229.5)          181.4          218.7
Applicable income tax expense (benefit)......................................         (91.5)           38.7           70.7
                                                                                ------------    ------------   ------------
Income (loss) from continuing operations before minority interest............        (138.0)          142.7          148.0
Minority interest in net income (loss) of consolidated subsidiaries..........          (0.8)           (0.9)          (0.3)
                                                                                ------------    ------------   ------------
Income (loss) from continuing operations.....................................        (138.8)          141.8          147.7
Income (loss) from discontinued operations...................................          --              (3.5)           1.1
                                                                                ------------    ------------   ------------
NET INCOME (LOSS)............................................................   $    (138.8)    $     138.3    $     148.8
                                                                                ============    ============   ============

COMPREHENSIVE INCOME:
NET INCOME (LOSS)............................................................   $    (138.8)    $     138.3    $     148.8
OTHER COMPREHENSIVE LOSS.....................................................        (521.3)          (57.2)         (17.3)
                                                                                ------------    ------------   ------------
COMPREHENSIVE INCOME (LOSS)..................................................   $    (660.1)    $      81.1    $     131.5
                                                                                ============    ============   ============

   The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                                    2008            2007           2006
                                                                                ------------    ------------   ------------
OPERATING ACTIVITIES:
Income (loss) from continuing operations.....................................   $    (138.8)    $     141.8    $     147.7
Net realized investment (gains) losses.......................................         277.5             8.2          (73.8)
Amortization and depreciation................................................          11.8            12.3            8.7
Investment losses............................................................          (4.8)          (73.6)         (45.1)
Deferred income taxes........................................................        (150.9)           29.5           39.6
(Increase) decrease in receivables...........................................         (20.7)           18.6          (15.4)
Increase (decrease) in deferred policy acquisition costs.....................           8.8          (271.0)        (183.6)
Increase in policy liabilities and accruals..................................         156.6           408.5          349.8
Other assets and other liabilities net change................................         (12.5)            9.5          (21.2)
                                                                                ------------    ------------   ------------
Cash from continuing operations..............................................         127.0           283.8          206.7
Discontinued operations, net.................................................         (23.7)          (10.8)          21.8
                                                                                ------------    ------------   ------------
CASH FROM OPERATING ACTIVITIES...............................................         103.3           273.0          228.5
                                                                                ------------    ------------   ------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (5,480.5)       (4,278.0)      (4,713.2)
Investment sales, repayments and maturities..................................       5,723.7         4,574.8        5,561.3
Debt and equity securities pledged as collateral sales.......................          39.8            33.3           26.5
Premises and equipment additions.............................................         (17.9)          (19.6)         (18.2)
Premises and equipment dispositions..........................................           8.3            --             --
Discontinued operations, subsidiary purchase.................................          --              (5.0)          --
Sale of discontinued operations..............................................          --              14.9           --
Discontinued operations, net.................................................          29.6            19.6          (32.8)
                                                                                ------------    ------------   ------------
CASH FROM INVESTING ACTIVITIES...............................................         303.0           340.0          823.6
                                                                                ------------    ------------   ------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         761.1           745.9          638.6
Policyholder deposit fund withdrawals........................................      (1,070.2)       (1,167.4)      (1,470.9)
Indebtedness repayments......................................................          --              --            (30.2)
Collateralized obligations repayments........................................         (40.7)          (23.3)         (39.5)
Common stock dividends paid..................................................         (83.8)          (92.2)         (87.5)
Contributions from minority interests........................................           0.6             1.8            0.8
                                                                                ------------    ------------   ------------
CASH FOR FINANCING ACTIVITIES................................................        (433.0)         (535.2)        (988.7)
                                                                                ------------    ------------   ------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................         (26.7)           77.8           63.4
Cash and cash equivalents, beginning of year.................................         366.8           289.0          225.6
                                                                                ------------    ------------   ------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     340.1     $     366.8    $     289.0
                                                                                ============    ============   ============

Included in cash and cash equivalents above is cash pledged as collateral of $7.3 million, $12.0 million and $3.1 million at December 31, 2008, 2007 and 2006, respectively.

   The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                                    2008            2007           2006
                                                                                ------------    ------------   ------------
COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Balance, beginning of year...................................................   $   1,726.0     $   1,724.9    $   1,724.9
  Capital contribution.......................................................          15.2            --             --
  Tax benefit on employee stock option awards................................          --               1.1           --
                                                                                ------------    ------------   ------------
BALANCE, END OF YEAR.........................................................   $   1,741.2     $   1,726.0    $   1,724.9
                                                                                ============    ============   ============

RETAINED EARNINGS:
Balance, beginning of year                                                      $     115.8     $      73.7    $      12.4
  Adjustment for initial application of FIN 48 (Note 2)......................          --              (4.0)          --
  Net income (loss)..........................................................        (138.8)          138.3          148.8
  Common stock dividends declared............................................         (83.7)          (92.2)         (87.5)
                                                                                ------------    ------------   ------------
BALANCE, END OF YEAR.........................................................   $    (106.7)    $     115.8    $      73.7
                                                                                ============    ============   ============

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
Balance, beginning of year...................................................   $     (73.0)    $     (15.8)   $       1.5
  Other comprehensive loss...................................................        (521.3)          (57.2)         (17.3)
                                                                                ------------    ------------   ------------
BALANCE, END OF YEAR.........................................................   $    (594.3)    $     (73.0)   $     (15.8)
                                                                                ============    ============   ============

TOTAL STOCKHOLDER'S EQUITY:
Balance, beginning of year...................................................   $   1,768.8     $   1,782.8    $   1,738.8
  Change in stockholder's equity.............................................        (728.6)          (14.0)          44.0
                                                                                ------------    ------------   ------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................   $   1,040.2     $   1,768.8    $   1,782.8
                                                                                ============    ============   ============

   The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


1.   ORGANIZATION AND DESCRIPTION OF BUSINESS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We are a manufacturer of individual life insurance and annuity products, such as universal life, variable life, term life and variable annuities. Our consolidated financial statements include the results of our closed block, which consists primarily of participating whole life products.


2.   BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

USE OF ESTIMATES

In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets; the valuation of investments in debt and equity securities and venture capital partnerships; the valuation of deferred tax assets; and accruals for contingent liabilities.

RISKS ASSOCIATED WITH CURRENT ECONOMIC ENVIRONMENT

Over the past year, the U.S. economy has experienced unprecedented credit and liquidity issues and entered into recession. Following several years of rapid credit expansion, a sharp contraction in mortgage lending coupled with dramatic declines in home prices, rising mortgage defaults and increasing home foreclosures, resulted in significant write-downs of asset values by financial institutions, including government-sponsored entities and major commercial and investment banks. These write-downs, initially of mortgage-backed securities but spreading to most sectors of the credit markets, and to credit default swaps and other derivative securities, have caused many financial institutions to seek additional capital, to merge with larger and stronger institutions, to be subsidized by the U.S. government and, in some cases, to fail. Reflecting concern about the stability of the financial markets generally and the strength of counterparties many lenders and institutional investors have reduced and, in some cases, ceased to provide funding to borrowers, including other financial institutions. These factors, combined with declining business and consumer confidence and increased unemployment, have precipitated an economic slowdown and fears of a prolonged recession.

Even under more favorable market conditions, general factors such as the availability of credit, consumer spending, business investment, capital market conditions and inflation affect our business. For example, in an economic downturn, higher unemployment, lower family income, lower corporate earnings, lower business investment and lower consumer spending may depress the demand for life insurance, annuities and investment products. In addition, this type of economic environment may result in higher lapses or surrenders of policies. Accordingly, the risks we face related to general economic and business conditions are more pronounced given the severity and magnitude of recent adverse economic and market conditions experienced.

More specifically, our business is exposed to the performance of the debt and equity markets, which have been materially and adversely affected by recent economic developments. Adverse conditions, including but not limited to, a lack of buyers in the marketplace, volatility, credit spread changes, and benchmark interest rate changes, have affected and will continue to impact the liquidity and value of our investments. In addition to other ways set forth in additional risk factors below, the ways that poor debt and equity market performance and changes in interest rates have adversely affected, and will continue to adversely affect, our business, financial condition, growth and profitability include, but are not limited to, the following:

     o The value of our investment portfolio has declined which has resulted in, and may continue to result in, higher realized and/or unrealized losses. For example, in 2008 the value of our general account investments decreased by $1,581.7 million, before offsets, due to net unrealized losses on investments. A widening of credit spreads, such as the market has experienced recently, increases the net unrealized loss position of our investment portfolio and may ultimately result in increased realized losses. The value of our investment portfolio can also be affected by illiquidity and by changes in assumptions or inputs we use in estimating fair value. Further, certain types of securities in our investment portfolio, such as asset-backed securities supported by residential and commercial mortgages, have been disproportionately affected. Continued adverse capital market conditions could result in further realized and/or unrealized losses.

     o Changes in interest rates also have other effects related to our investment portfolio. In periods of increasing interest rates, life insurance policy loans, surrenders and withdrawals could increase as policyholders seek investments with higher returns. This could require us to sell invested assets at a time when their prices are depressed by the increase in interest rates, which could cause us to realize investment losses. Conversely, during periods of declining interest rates, we could experience increased premium payments on products with flexible premium features, repayment of policy loans and increased percentages of policies remaining in force. We would obtain lower returns on investments made with these cash flows. In addition, borrowers may prepay or redeem bonds in our investment portfolio so that we might have to reinvest those proceeds in lower yielding investments. As a consequence of these factors, we could experience a decrease in the spread between the returns on our investment portfolio and amounts credited to policyholders and contract owners, which could adversely affect our profitability.

     o Our investments in alternative asset classes, such as hedge funds, private equity funds and limited partnership interests, have also been adversely affected. There may be similar adverse effects in the future. These assets generate returns that are more volatile than other asset classes. For example, in 2008 our net investment income related to these investments declined. These assets are also relatively illiquid and may be harder to value or sell in adverse market conditions.

     o Asset-based fee revenues related to our variable life and annuity products have declined and may continue to decline.

     o The attractiveness of certain of our products may decrease because they are linked to the equity markets and assessments of our financial strength, resulting in lower profits. Increasing consumer concerns about the returns and features of our products or our financial strength may cause existing clients to surrender policies or withdraw assets, and diminish our ability to sell policies and attract assets from new and existing clients, which would result in lower sales and fee revenues.

     o The funding requirements of the Phoenix Companies' pension plan have increased. The funding requirements of our pension plan are dependent on the performance of the debt and equity markets. The value of the assets supporting the pension plan decreased by $143.4 million in 2008, thereby increasing the requirement for future funding. Future market declines could result in additional funding requirements. Also, the funding requirements of our pension plan are sensitive to interest rate changes. Should interest rates decrease materially, the value of the liabilities under the plan would increase, as would the requirement for future funding.

These extraordinary economic and market conditions have materially and adversely affected us. In 2008 we had a net loss of $138.8 million. It is difficult to predict how long the current economic and market conditions will continue, whether the financial markets will continue to deteriorate and which aspects of our products and/or business will be adversely affected. However, the lack of credit, lack of confidence in the financial sector, increased volatility in the financial markets and reduced business activity are likely to continue to materially and adversely affect our business, financial condition and results of operations.

ACCOUNTING CHANGE

Effective April 1, 2008, we changed our method of accounting for the cost of certain of our long duration reinsurance contracts accounted for in accordance with Statement of Financial Accounting Standards (SFAS) No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" (SFAS
113). In conjunction with this change, we also changed our method of accounting for the impact of reinsurance costs on deferred acquisition costs. SFAS 113 requires us to amortize the estimated cost of reinsurance over the life of the underlying reinsured contracts. Under our previous method, we recognized reinsurance recoveries as part of the net cost of reinsurance and amortized this balance over the estimated lives of the underlying reinsured contracts in proportion to estimated gross profits (EGPs) consistent with the method used for amortizing deferred policy acquisition costs. Under the new method, reinsurance recoveries are recognized in the same period as the related reinsured claim. In conjunction with this change, we also changed our policy for determining EGPs relating to these contracts to include the effects of reinsurance, where previously these effects had not been included.

ADOPTION OF NEW ACCOUNTING STANDARDS

In January 2009, the Financial Accounting Standards Board (FASB) issued FASB Staff Position No. EITF 99-20-1, which amends the impairment guidance in EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets" (EITF 99-20-1). The FSP revises EITF 99-20's impairment guidance to make it consistent with the requirements of SFAS No. 115 for determining whether an other-than-temporary impairment has occurred. The FSP is effective for these financial statements. Our adoption of the FSP had no material effect on our financial statements.

In December 2008, the FASB issued FSP No. FAS 140-4 and FIN 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities", which requires public entities to provide additional disclosures about transfers of financial assets. It also requires sponsors that have a variable interest in a variable interest entity to provide additional disclosures about their involvement with variable interest entities. The FSP is effective for these financial statements. Our adoption of the FSP had no material effect on our financial statements.

In September 2008, the FASB issued FSP No. FAS 133-1 and FIN 45-4, "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161". The FSP introduces new disclosure requirements for credit derivatives and certain guarantees. The FSP is effective for these financial statements. Our adoption of the FSP had no material effect on our financial statements.

On October 10, 2008, the FASB issued FSP No. FAS 157-3 (FSP FAS 157-3), which clarifies the application of SFAS No. 157, "Fair Value Measurements" (SFAS 157) in an inactive market. The FSP addresses application issues such as how management's internal assumptions should be considered when measuring fair value when relevant observable data do not exist; how observable market information in a market that is not active should be considered when measuring fair value and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value. FSP FAS 157-3 was effective upon issuance. Our adoption of FSP FAS 157-3 had no material effect on our financial condition or results of operations.

On February 15, 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" (SFAS 159), which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not permitted to be accounted for at fair value under other accounting standards. The election to use the fair value option is available when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. We adopted SFAS 159 as of January 1, 2008 with no net effect to equity.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS
157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. We adopted SFAS 157 effective January 1, 2008 with no material impact on our financial position and results of operations.

We adopted the provisions of the FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $4.0 million, which was accounted for as an increase to the January 1, 2007 balance of accumulated deficit. Including the cumulative effect adjustment, we had approximately $20.7 million of total gross unrecognized tax benefits as of January 1, 2007. The amount of unrecognized tax benefits at January 1, 2007 that would, if recognized, impact the annual effective tax rate upon recognition. See
Note 15 to these financial statements for more information.

In September 2006, the Securities and Exchange Commission (SEC) staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect to the financial statements.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and is effective beginning January 1, 2007. We adopted this standard effective January 1, 2007 with no material impact on our financial position and results of operations.

ACCOUNTING STANDARDS NOT YET ADOPTED

In January 2009, the FASB issued FSP No. FAS 132(R)-1, "Employer's Disclosures about Postretirement Benefit Plan Assets" (FAS 132(R)-1). The FSP expands the disclosures set forth in SFAS 132(R) by adding required disclosures about: how investment allocation decisions are made by management, major categories of plan assets, and significant concentrations of risk. Additionally, the FSP requires an employer to disclose: the level of the fair value hierarchy into which plan assets fall, information about the inputs that valuation techniques used to measure the fair value of plan assets, and a reconciliation of the beginning and ending balances of plan assets in level 3 of the fair value hierarchy. The FSP will not have a material effect on our financial statements.

In May 2008, the FASB issued SFAS No. 162, "The Hierarchy of Generally Accepted Accounting Principles" (SFAS 162). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of GAAP-basis financial statements. The Standard is effective 60 days following SEC approval of the Public Company Accounting Oversight Board amendments to remove the hierarchy of generally accepted accounting principles from the auditing standards. SFAS 162 is not expected to have an impact on our financial position and results of operations.

In December 2007, the FASB issued SFAS No. 141(R), "Accounting for Business Combinations" (SFAS 141(R)). SFAS 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction, establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed and requires the acquirer to disclose all information needed to evaluate and understand the nature and financial effect of the combination and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In December 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements" (SFAS 160). SFAS 160 requires all entities to report noncontrolling interests in subsidiaries in the same way--as equity in the consolidated financial statements and requires that associated transactions be treated as equity transactions--and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

DEBT AND EQUITY SECURITIES

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

VENTURE CAPITAL PARTNERSHIPS

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry index if there has been a material shift in the S&P index, either upward or downward. Recognition of net investment income is delayed due to the availability of the related financial statements, as venture capital partnerships are generally on a three-month delay.

POLICY LOANS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

OTHER INVESTMENTS

Other investments primarily include leveraged lease investments and other partnership and joint venture interests as well as mortgage loans. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. We record the net income from investments in partnerships and joint ventures in net investment income. We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired loans.

DERIVATIVE INSTRUMENTS

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change and foreign currency risk. We also use derivative instruments to economically hedge our exposure on guaranteed minimum benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

We do not designate the purchased derivatives related to guaranteed minimum benefits as hedges for accounting purposes. For other derivatives, we designate each instrument according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the change in the value of the derivative instruments and the change in value of the hedged investment. Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings.

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses). If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Changes in the fair value of derivatives that are designated and qualify as foreign currency hedges are recorded in either current period earnings or accumulated other comprehensive income, depending on whether the hedged transaction is a fair value hedge or cash flow hedge. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses).

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net realized investment gains (losses) in the period incurred.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs.

We amortize deferred policy acquisition costs and present value of future profits based on the related policy's classification. For individual participating life insurance policies, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross profits (EGPs). Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs and present value of future profits requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, expenses and reinsurance costs and recoveries. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, expenses and reinsurance costs and recoveries.

In addition to our quarterly reviews, we complete a comprehensive assumption study during the fourth quarter of each year. Upon completion of an assumption study, we revise our assumptions to reflect our current best estimate, thereby changing our estimate of projected account values and the related EGPs in the deferred policy acquisition cost and unearned revenue amortization models as well as SOP 03-1 reserving models. The deferred policy acquisition cost asset, as well as the unearned revenue reserves and SOP 03-1 reserves are then adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as "unlocking."

Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be unlocked, or adjusted, to reflect such change. Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

GOODWILL AND OTHER INTANGIBLE ASSETS

We do not record amortization expense on goodwill. For goodwill, we perform impairment tests at the reporting-unit level at least annually. To test for impairment, we calculate the fair value of the reporting unit based on the sum of its statutory book value, value of business in force and value of estimated new business. We compare the calculated fair value to the recorded values and record an impairment, if warranted.

PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over three to 10 years. We amortize leasehold improvements over the terms of the related leases.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contract holders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

DEMUTUALIZATION AND CLOSED BLOCK

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

Certain collateralized obligations for which we are the primary beneficiary as a result of our variable interests, are consolidated in our financial statements.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

REVENUE RECOGNITION

We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

     o    the extent and the duration of the decline;

     o the reasons for the decline in value (credit event, interest related or market fluctuations);

     o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and

     o    the financial condition of and near term prospects of the issuer.

A debt security impairment is deemed other-than-temporary if:

     o we do not have the ability and intent to hold an investment until a forecasted recovery of fair value up to (or beyond) the cost of the investment which, in certain cases, may mean until maturity; or

     o it is probable that we will be unable to collect all amounts due according to the contractual terms of the debt security.

Impairments due to deterioration in credit that result in a conclusion that non-collection is probable are considered other-than-temporary. Other declines in fair value (for example, due to interest rate changes, sector credit rating changes or company-specific rating changes that do not result in a conclusion that non-collection of contractual principal and interest is probable) may also result in a conclusion that an other-than-temporary impairment has occurred.

Further, in situations where the Company has asserted its ability and intent to hold a security to a forecasted recovery, but now no longer has the ability and intent to hold until recovery, an impairment should be considered other-than-temporary, even if collection of cash flows is probable. The determination of the impairment is made when the assertion to hold to recovery changes, not when the decision to sell is made.

The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

INCOME TAXES

We account for income taxes in accordance with SFAS No. 109, "Accounting for Income Taxes" (SFAS 109). Accordingly, income tax expense or benefit is recognized based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryovers. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any increase or reduction in allowances in accordance with SFAS 109's intraperiod allocation rules. We recognize interest and penalties related to amounts accrued on uncertain tax positions and amounts paid or refunded from federal and state income tax authorities in tax expense.

We are included in the consolidated federal income tax return filed by PNX and are party to a tax sharing agreement by and among PNX and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (IRS) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.


3.   BUSINESS COMBINATIONS AND DISPOSITIONS

EMCO

On December 20, 2007, we sold all of the outstanding stock of Emprendimiento Compartido S.A (EMCO), an Argentine wholly-owned subsidiary. We realized an after-tax loss of $4.8 million on this sale. This loss, as well as EMCO's results up through the date of sale, are reported in discontinued operations in these financial statements. Prior year results have also been reported in discontinued operations.

LOMBARD INTERNATIONAL ASSURANCE S.A.

In 2005, we disposed of our interests in Lombard International Assurance S.A. (Lombard). In the first quarter of 2007 and 2006, we realized after-tax gains of $8.9 million and $6.5 million, respectively, which included earn-out gain consideration received. We are not entitled to any additional consideration related to this sale going forward.


4.   DEMUTUALIZATION AND CLOSED BLOCK

In 1999, we began the process of reorganizing and demutualizing. We completed the process in June 2001, when all policyholder membership interests in our company were extinguished and eligible policyholders received shares of common stock of The Phoenix Companies, Inc., together with cash and policy credits, as compensation. To protect the future dividends of these policyholders, we also established a closed block for their existing policies.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earnings contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                AS OF DECEMBER 31,
                                                                                ----------------------------
($ IN MILLIONS)                                                                     2008            2007        INCEPTION
                                                                                ------------    ------------   ------------
Debt securities..............................................................   $   6,011.4     $   6,919.4    $   4,773.1
Equity securities............................................................           9.0           134.0           --
Mortgage loans...............................................................           8.9            12.7          399.0
Venture capital partnerships.................................................         188.5           157.3           --
Policy loans.................................................................       1,377.0         1,357.1        1,380.0
Other investments............................................................         153.3           123.7           --
                                                                                ------------    ------------   ------------
TOTAL CLOSED BLOCK INVESTMENTS...............................................       7,748.1         8,704.2        6,552.1
Cash and cash equivalents....................................................          57.2            67.8           --
Accrued investment income....................................................         113.0           112.1          106.8
Receivables..................................................................          49.5            44.7           35.2
Deferred income taxes........................................................         418.3           329.3          389.4
Other closed block assets....................................................         338.0            10.0            6.2
                                                                                ------------    ------------   ------------
TOTAL CLOSED BLOCK ASSETS....................................................       8,724.1         9,268.1        7,089.7
                                                                                ------------    ------------   ------------
Policy liabilities and accruals..............................................       9,742.7         9,811.2        8,301.7
Policyholder dividends payable...............................................         311.1           332.8          325.1
Policyholder dividend obligation.............................................          --             246.0           --
Other closed block liabilities...............................................          72.0            49.3           12.3
                                                                                ------------    ------------   ------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,125.8        10,439.3        8,639.1
                                                                                ------------    ------------   ------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................   $   1,401.7     $   1,171.2    $   1,549.4
                                                                                ============    ============   ============

                                                                                                 YEAR ENDED
CLOSED BLOCK REVENUES AND EXPENSES AND                           CUMULATIVE                     DECEMBER 31,
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:                        FROM        -------------------------------------------
($ IN MILLIONS                                                    INCEPTION         2008            2007           2006
                                                                 ------------   ------------    ------------   ------------
Premiums.....................................................    $   8,303.8    $     719.3     $     745.6    $     786.5
Net investment income........................................        4,963.1          523.1           571.6          540.7
Net realized investment losses...............................         (197.8)        (124.4)           (0.6)          40.2
                                                                 ------------   ------------    ------------   ------------
TOTAL REVENUES...............................................       13,069.1        1,118.0         1,316.6        1,367.4
                                                                 ------------   ------------    ------------   ------------
Policy benefits, excluding dividends.........................        8,963.1          847.6           869.2          898.6
Other operating expenses.....................................           84.0            5.1             6.1            6.3
                                                                 ------------   ------------    ------------   ------------
TOTAL BENEFITS AND EXPENSES,
  EXCLUDING POLICYHOLDER DIVIDENDS...........................        9,047.1          852.7           875.3          904.9
                                                                 ------------   ------------    ------------   ------------
Closed block contribution to income
  before dividends and income taxes..........................        4,022.0          265.3           441.3          462.5
Policyholder dividends.......................................       (3,348.6)        (206.9)         (379.3)        (398.5)
                                                                 ------------   ------------    ------------   ------------
Closed block contribution to income before income taxes......          673.4           58.4            62.0           64.0
Applicable income tax expense................................         (233.5)         (19.2)          (20.9)         (22.0)
                                                                 ------------   ------------    ------------   ------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................    $     439.9    $      39.2     $      41.1    $      42.0
                                                                 ============   ============    ============   ============

Policyholder dividends provided through earnings.............    $   3,393.8    $     206.9     $     379.3    $     398.5
Policyholder dividends provided through
  other comprehensive income.................................          (81.6)        (128.0)         (121.5)         (73.7)
                                                                 ------------   ------------    ------------   ------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............        3,312.2           78.9           257.8          324.8
POLICYHOLDER DIVIDENDS PAID..................................       (3,326.2)        (346.6)         (337.6)        (339.2)
                                                                 ------------   ------------    ------------   ------------
Change in policyholder dividend liabilities..................          (14.0)        (267.7)          (79.8)         (14.4)
Policyholder dividend liabilities, beginning of period.......          325.1          578.8           658.6          673.0
                                                                 ------------   ------------    ------------   ------------
Policyholder dividend liabilities, end of period.............          311.1          311.1           578.8          658.6
Policyholder dividends payable, end of period................         (311.1)        (311.1)         (332.8)        (331.7)
                                                                 ------------   ------------    ------------   ------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............    $      --      $      --       $     246.0    $     326.9
                                                                 ============   ============    ============   ============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


5.   REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. Due to the recent downgrade of Scottish Re, we will continue to closely monitor the situation and will reassess the recoverability of the reinsurance recoverable during the interim reporting periods of 2009.

Our reinsurance program varies based on the type of risk. Listed below are our most significant reinsurance agreements:

     o On all direct life insurance policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

     o We cede 70% to 90% of the mortality risk on most new issues of term insurance.

     o Effective January 1, 2008, we entered into an agreement to cede 50% to 75% of the risk in between $6.0 million to $10.0 million on universal life and variable universal life policies issued from January 1, 2006 through December 31, 2007, inclusive.

     o Effective November 30, 2008, PHL Variable Insurance Company ceded all the benefit risks, net of existing reinsurance, on all its term life business inforce as of December 31, 2008, excluding the term plans introduced in 2008.

DIRECT BUSINESS AND REINSURANCE:                                                          YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                --------------------------------------------
                                                                                   2008            2007           2006
                                                                               -------------    ------------   ------------
Direct premiums..............................................................   $   1,025.2     $     886.6    $     917.5
Premiums assumed from reinsureds.............................................          13.5            13.6           13.7
Premiums ceded to reinsurers.................................................        (272.8)         (101.9)         (91.5)
                                                                                ------------    ------------   ------------
PREMIUMS.....................................................................   $     765.9     $     798.3    $     839.7
                                                                                ============    ============   ============
Percentage of amount assumed to net premiums.................................      1.8%            1.7%           1.6%
                                                                                ============    ============   ============

Direct policy benefits incurred..............................................   $     686.4     $     560.7    $     486.4
Policy benefits assumed from reinsureds......................................          (5.3)           17.9           14.8
Policy benefits ceded to reinsurers..........................................        (205.1)          (91.9)         (64.8)
                                                                                ------------    ------------   ------------
POLICY BENEFITS..............................................................   $     476.0     $     486.7    $     436.4
                                                                                ============    ============   ============

Direct life insurance in force...............................................   $ 169,630.1     $ 155,862.7    $ 143,120.6
Life insurance in force assumed from reinsureds..............................       2,008.0         1,937.0        1,838.7
Life insurance in force ceded to reinsurers..................................    (109,353.1)      (96,150.1)     (90,812.5)
                                                                                ------------    ------------   ------------
LIFE INSURANCE IN FORCE......................................................   $  62,285.0     $  61,649.6    $  54,146.8
                                                                                ============    ============   ============
Percentage of amount assumed to net insurance in force.......................      3.2%            3.1%           3.4%
                                                                                ============    ============   ============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $892.4 million, $831.8 million and $904.7 million, net of reinsurance, for the years ended December 31, 2008, 2007 and 2006.

Irrevocable letters of credit aggregating $57.0 million at December 31, 2008 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

We assume and cede business related to our discontinued group accident and health reinsurance operations. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts. See Note 22 to these financial statements for more information.

6.   DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                            YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                 -------------------------------------------
                                                                                    2008            2007           2006
                                                                                ------------    ------------   ------------
Policy acquisition costs deferred............................................   $     341.7     $     463.8    $     329.2
Costs amortized to expenses:
  Recurring costs............................................................        (434.6)         (192.6)        (149.0)
  Credit related to realized investment gains (losses).......................          25.8            (0.2)           3.4
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................         709.3            63.4           16.2
                                                                                ------------    ------------   ------------
Change in deferred policy acquisition costs..................................         642.2           334.4          199.8
Deferred policy acquisition costs, beginning of year.........................       2,080.9         1,746.5        1,546.7
                                                                                ------------    ------------   ------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................   $   2,723.1     $   2,080.9    $   1,746.5
                                                                                ============    ============   ============

Upon completion of a study during the fourth quarter of 2008, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include mortality, lapse experience, expense, net investment income, and separate account investment return. In our review to develop the best estimate for these assumptions, we examined our own experience and market conditions. We updated our maintenance expenses and reallocated them among various lines of business. We also updated our projected separate account investment return assumption to the long term investment return as of January 1, 2009. The impact was to fully absorb the actual investment performance through December 31, 2008 into the amortization of deferred policy acquisition cost amortization and the projection of benefits under SOP 03-1 for the guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) riders. The greatest impact of the unlocking was on the annuity block, where the effects of these adjustments resulted in an overall increase in deferred policy acquisition cost amortization for the annuity block of $116.8 million and an increase in the GMIB and GMDB reserves of $11.3 million and $3.4 million, respectively. The UL/VUL lines had a decrease of $19.9 million to pre-tax net income due to unlocking. For the Traditional Life line the effects of these adjustments resulted in an increase in deferred policy acquisition cost amortization of $32.4 million.

Upon completion of a study during the fourth quarter of 2007, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience and market conditions. We reflected higher interest earned in the investments, consistent with recent experience. Maintenance expenses were updated and reallocated among various lines of business. Additionally, we updated our system for calculating the SOP 03-1 reserves for guaranteed minimum death benefits, resulting in a release in the benefit reserve and a corresponding increase in deferred policy acquisition cost amortization for the quarter. The effects of these adjustments resulted in an overall $4.3 million pre-tax benefit to net income.

During the fourth quarter of 2006, Life and Annuity segment income benefited from an unlocking of assumptions. The unlocking was driven by revised assumptions for expected mortality, lapse experience, investment margins, and expenses. The effects of the unlocking resulted in an overall $8.2 million pre-tax benefit to net income.


7.   POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 3.00% to 5.25% as of December 31, 2008, less administrative and mortality charges.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 20.1% and 23.0% of the face value of total individual life insurance in force at December 31, 2008 and 2007, respectively.

8.   GOODWILL

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                    YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                         ----------------------------------------------------------
($ IN MILLIONS)                                                             2008                           2007
                                                                 ---------------------------    ---------------------------
                                                                     GROSS           NET            GROSS           NET
                                                                 ------------   ------------    ------------   ------------
GOODWILL.....................................................    $       6.8    $       5.2     $       6.8    $       5.2
                                                                 ============   ============    ============   ============

9.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

See Note 12 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES:                                 AS OF DECEMBER 31,
($ IN MILLIONS)                                                  ----------------------------------------------------------
                                                                            2008                           2007
                                                                 ---------------------------    ---------------------------
                                                                  FAIR VALUE        COST         FAIR VALUE        COST
                                                                 ------------   ------------    ------------   ------------
U.S. government and agency...................................    $     606.7    $     607.4     $     611.1    $     597.7
State and political subdivision..............................          192.7          195.2           234.3          224.7
Foreign government...........................................          182.5          174.3           197.2          172.0
Corporate....................................................        5,804.4        6,763.2         7,065.1        7,089.4
Mortgage-backed..............................................        2,432.8        2,805.3         2,826.9        2,876.3
Other asset-backed...........................................          596.8          916.1         1,032.2        1,107.2
                                                                 ------------   ------------    ------------   ------------
AVAILABLE-FOR-SALE DEBT SECURITIES...........................    $   9,815.9    $  11,461.5     $  11,966.8    $  12,067.3
                                                                 ============   ============    ============   ============

Amounts applicable to the closed block.......................    $   6,011.4    $   6,796.7     $   6,919.4    $   6,898.1
                                                                 ============   ============    ============   ============

AVAILABLE-FOR-SALE EQUITY SECURITIES.........................    $      25.2    $      24.3     $     191.8    $     159.5
                                                                 ============   ============    ============   ============

Amounts applicable to the closed block.......................    $       9.0    $       9.1     $     134.0    $     109.2
                                                                 ============   ============    ============   ============

UNREALIZED GAINS AND LOSSES FROM                                                   AS OF DECEMBER 31,
GENERAL ACCOUNT SECURITIES:                                      ----------------------------------------------------------
($ IN MILLIONS)                                                             2008                           2007
                                                                 ---------------------------    ---------------------------
                                                                     GAINS         LOSSES           GAINS         LOSSES
                                                                 ------------   ------------    ------------   ------------
U.S. government and agency...................................    $      23.9    $     (24.6)    $      21.6    $      (8.2)
State and political subdivision..............................            4.8           (7.3)           10.9           (1.3)
Foreign government...........................................           11.0           (2.8)           25.3           (0.1)
Corporate....................................................           43.1       (1,001.9)          161.5         (185.8)
Mortgage-backed..............................................           22.1         (394.6)           39.8          (89.2)
Other asset-backed...........................................            3.5         (322.8)            9.7          (84.7)
                                                                 ------------   ------------    ------------   ------------
DEBT SECURITIES GAINS (LOSSES)...............................    $     108.4    $  (1,754.0)    $     268.8    $    (369.3)
                                                                 ============   ============    ============   ============
DEBT SECURITIES NET GAINS (LOSSES)...........................                   $  (1,645.6)                   $    (100.5)
                                                                                ============                   ============

EQUITY SECURITIES GAINS (LOSSES).............................    $       1.1    $      (0.2)    $      37.0    $      (4.7)
                                                                 ============   ============    ============   ============
EQUITY SECURITIES NET GAINS..................................    $       0.9                    $      32.3
                                                                 ============                   ============

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2008
DEBT AND EQUITY SECURITIES:                  -------------------------------------------------------------------------------
($ IN MILLIONS)                                LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                             -------------------------   ------------------------   ------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             -----------   -----------   -----------  -----------   -----------  -----------
DEBT SECURITIES
U.S. government and agency................   $     79.8    $     (5.1)   $     33.7   $    (19.5)   $    113.5   $    (24.6)
State and political subdivision...........         37.9          (4.7)         39.3         (2.6)         77.2         (7.3)
Foreign government........................         64.9          (2.8)          1.0         --            65.9         (2.8)
Corporate.................................      2,698.3        (362.6)      1,764.0       (639.3)      4,462.3     (1,001.9)
Mortgage-backed...........................        659.0         (81.9)        722.3       (312.7)      1,381.3       (394.6)
Other asset-backed........................        163.2         (67.5)        354.4       (255.3)        517.6       (322.8)
                                             -----------   -----------   -----------  -----------   -----------  -----------
DEBT SECURITIES...........................   $  3,703.1    $   (524.6)   $  2,914.7   $ (1,229.4)   $  6,617.8   $ (1,754.0)
EQUITY SECURITIES.........................          0.9          (0.2)         --           --             0.9         (0.2)
                                             -----------   -----------   -----------  -----------   -----------  -----------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  3,704.0    $   (524.8)   $  2,914.7   $ (1,229.4)   $  6,618.7   $ (1,754.2)
                                             ===========   ===========   ===========  ===========   ===========  ===========

AMOUNTS INSIDE THE CLOSED BLOCK...........   $  2,353.8    $   (305.9)   $  1,456.0   $   (554.5)   $  3,809.8   $   (860.4)
                                             ===========   ===========   ===========  ===========   ===========  ===========

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  1,350.2    $   (218.9)   $  1,458.7   $   (674.9)   $  2,808.9   $   (893.8)
                                             ===========   ===========   ===========  ===========   ===========  ===========

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $    145.3    $    (49.9)   $    159.3   $    (94.0)   $    304.6   $   (143.9)
                                             ===========   ===========   ===========  ===========   ===========  ===========
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $    (65.2)                $   (197.0)                $   (262.2)
                                                           ===========                ===========                ===========
NUMBER OF SECURITIES......................                    1,654                      1,623                      3,277
                                                           ===========                ===========                ===========

Unrealized losses of below investment grade debt securities outside the Closed Block with a fair value of less than 80% of the securities amortized cost totaled $125.8 million at December 31, 2008 ($39.9 million after offsets for taxes and deferred policy acquisition cost amortization), of which $10.5 million is greater than 20% and over 12 months.

Unrealized losses of below investment grade debt securities held in the Closed Block with a fair value of less than 80% of the securities amortized cost totaled $113.3 million at December 31, 2008 ($32.8 million after offsets for change in policy dividend obligation), of which $12.4 million is greater than 20% and over 12 months.

The securities are considered to be temporarily impaired at December 31, 2008 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED                                            AS OF DECEMBER 31, 2007
($ IN MILLIONS)                              -------------------------------------------------------------------------------
                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                             -------------------------   ------------------------   ------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             -----------   -----------   -----------  -----------   -----------  -----------
DEBT SECURITIES
U.S. government and agency................   $     12.6    $     (0.7)   $    133.9   $     (7.5)   $    146.5   $     (8.2)
State and political subdivision...........          1.2          --            47.4         (1.3)         48.6         (1.3)
Foreign government........................          0.2          --             8.9         (0.1)          9.1         (0.1)
Corporate.................................      1,064.0         (68.2)      2,240.6       (117.6)      3,304.6       (185.8)
Mortgage-backed...........................        447.7         (35.0)      1,199.9        (54.2)      1,647.6        (89.2)
Other asset-backed........................        539.3         (58.5)        249.8        (26.2)        789.1        (84.7)
                                             -----------   -----------   -----------  -----------   -----------  -----------
DEBT SECURITIES...........................   $  2,065.0    $   (162.4)   $  3,880.5   $   (206.9)   $  5,945.5   $   (369.3)
EQUITY SECURITIES.........................         49.6          (4.7)         --           --            49.6         (4.7)
                                             -----------   -----------   -----------  -----------   -----------  -----------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  2,114.6    $   (167.1)   $  3,880.5   $   (206.9)   $  5,995.1   $   (374.0)
                                             ===========   ===========   ===========  ===========   ===========  ===========

AMOUNTS INSIDE THE CLOSED BLOCK...........   $  1,082.7    $    (85.4)   $  1,880.4   $    (93.0)   $  2,963.1   $   (178.4)
                                             ===========   ===========   ===========  ===========   ===========  ===========

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  1,031.9    $    (81.7)   $  2,000.1   $   (113.9)   $  3,032.0   $   (195.6)
                                             ===========   ===========   ===========  ===========   ===========  ===========

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     93.1    $     (4.5)   $    172.1   $    (21.6)   $    265.2   $    (26.1)
                                             ===========   ===========   ===========  ===========   ===========  ===========
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $    (25.4)                $    (39.1)                $    (64.5)
                                                           ===========                ===========                ===========
NUMBER OF SECURITIES......................                    1,079                      1,447                      2,526
                                                           ===========                ===========                ===========

Unrealized losses of below investment grade debt securities outside the Closed Block with a fair value of less than 80% of the securities amortized cost totaled $10.6 million at December 31, 2007 ($2.6 million after offsets for taxes and deferred policy acquisition cost amortization). These have been at significant unrealized loss positions on a continuous basis for six months or less.

Unrealized losses of below investment grade debt securities held in the Closed Block with a fair value of less than 80% of the securities amortized cost totaled $10.0 million at December 31, 2007 ($0.0 million after offsets for change in policy dividend obligation). These have been at significant unrealized loss positions on a continuous basis for six months or less.

The securities are considered to be temporarily impaired at December 31, 2007 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

VENTURE CAPITAL PARTNERSHIPS

In October 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. The first phase of the sale closed in 2005 and the remaining partnerships were sold in the first quarter of 2006. The carrying value of the funds sold in 2005 was $98.8 million (net of a $6.7 million pre-tax realized loss on partnerships to be sold in 2006) and an additional $33.8 million was sold in 2006. A pre-tax realized loss of $13.9 million was recognized in 2005 and a pre-tax gain of $4.2 million was recognized in 2006 upon the completion of the sale.

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                     YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                 -------------------------------------------
                                                                                    2008            2007           2006
                                                                                ------------    ------------   ------------
Contributions................................................................   $      49.5     $      59.5    $      41.8
Equity in earnings of partnerships...........................................          (4.5)           27.0            3.2
Distributions................................................................         (18.3)          (30.0)         (23.8)
Proceeds from sale of partnership interests..................................          --              --            (51.9)
Realized loss on sale of partnership interests...............................          --              --              2.4
                                                                                ------------    ------------   ------------
Change in venture capital partnerships.......................................          26.7            56.5          (28.3)
Venture capital partnership investments, beginning of year...................         173.3           116.8          145.1
                                                                                ------------    ------------   ------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF YEAR.........................   $     200.0     $     173.3    $     116.8
                                                                                ============    ============   ============

AMOUNTS APPLICABLE TO THE CLOSED BLOCK.......................................   $     188.5     $     157.3    $      97.9
                                                                                ============    ============   ============

OTHER INVESTMENTS

OTHER INVESTMENTS:                                                                                  AS OF DECEMBER 31,
($ IN MILLIONS)                                                                                 ---------------------------
                                                                                                    2008           2007
                                                                                                ------------   ------------
Transportation and other equipment leases...................................................    $      52.6    $      57.7
Mezzanine partnerships......................................................................          174.8          151.6
Affordable housing partnerships.............................................................           15.3           17.7
Derivative instruments (Note 13)............................................................          177.7           22.7
Mortgage loans..............................................................................           11.6           15.6
Real estate.................................................................................           42.4           48.1
Other interests.............................................................................           27.5           --
Other partnership interests(1)..............................................................          111.6          119.3
                                                                                                ------------   ------------
OTHER INVESTED ASSETS.......................................................................    $     613.5    $     432.7
                                                                                                ============   ============

Amounts applicable to the closed block......................................................    $     153.3    $     123.7
                                                                                                ============   ============

--------------
(1)  Represents primarily hedge funds and direct equity investments.

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2008, our Life Companies had on deposit securities with a fair value of $72.9 million in insurance department special deposit accounts. Our Life Companies are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET INVESTMENT INCOME:                                                        YEAR ENDED DECEMBER 31,
                                                                                -------------------------------------------
($ IN MILLIONS)                                                                     2008            2007           2006
                                                                                ------------    ------------   ------------
Debt securities..............................................................   $     709.9     $     764.1    $     792.1
Equity securities............................................................           4.3             8.2            7.0
Mortgage loans...............................................................           1.0             1.7            6.2
Venture capital partnerships.................................................          (4.7)           27.0            3.2
Policy loans.................................................................         187.0           179.5          169.3
Other investments............................................................          13.6            43.8           40.0
Other income.................................................................           3.8             8.3           --
Cash and cash equivalents....................................................           6.1            15.2           13.0
                                                                                ------------    ------------   ------------
Total investment income......................................................         921.0         1,047.8        1,030.8
Discontinued operations......................................................          (3.0)           (7.5)          (6.6)
Investment expenses..........................................................         (20.3)          (21.2)         (15.1)
                                                                                ------------    ------------   ------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................         897.7         1,019.1        1,009.1
Debt and equity securities pledged as collateral (Note 12)...................           7.9            15.7           19.0
                                                                                ------------    ------------   ------------
NET INVESTMENT INCOME........................................................   $     905.6     $   1,034.8    $   1,028.1
                                                                                ============    ============   ============

Amounts applicable to the closed block.......................................   $     523.1     $     571.6    $     540.7
                                                                                ============    ============   ============

For 2008, 2007 and 2006, net investment income was lower by $15.7 million, $16.7 million and $12.1 million, respectively, due to non-income producing debt securities. Of these amounts, $10.3 million, $8.8 million and $8.4 million, respectively, related to the closed block.

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):                                             YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                 -------------------------------------------
                                                                                    2008            2007           2006
                                                                                ------------    ------------   ------------
Debt security impairments....................................................   $    (224.0)    $     (46.4)   $      (7.9)
Equity security impairments..................................................          (2.7)           (0.5)          --
Other invested asset impairments.............................................         (16.0)           (3.9)          --
Debt and equity securities pledged as collateral impairments.................          (2.3)           (0.8)          (1.0)
                                                                                ------------    ------------   ------------
IMPAIRMENT LOSSES............................................................        (245.0)          (51.6)          (8.9)
                                                                                ------------    ------------   ------------
Debt security transaction gains..............................................           8.1            21.9           62.1
Debt security transaction losses.............................................         (17.9)           (9.3)         (20.1)
Equity security transaction gains............................................          13.4            12.5           25.7
Equity security transaction losses...........................................         (42.9)           (3.0)          (3.8)
Mortgage loan transaction gains (losses).....................................          (0.1)            1.4            3.2
Venture capital partnership transaction gains (losses).......................          (3.0)           --              2.4
Affiliate equity security transaction gains..................................          --              13.7           10.4
Real estate transaction gains................................................           2.4             1.6           --
Real estate transaction losses...............................................          --              (0.2)          --
Debt and equity securities pledged as collateral gains.......................           2.2             2.6           --
Debt and equity securities pledged as collateral losses......................          --              (0.8)          --
Other investments transaction gains..........................................          --               8.9            2.9
Other investments transaction losses.........................................          (1.0)           (4.9)          --
                                                                                ------------    ------------   ------------
NET TRANSACTION GAINS (LOSSES)...............................................         (38.8)           44.4           82.8
                                                                                ------------    ------------   ------------
REALIZED GAINS (LOSSES) ON DERIVATIVE ASSETS AND LIABILITIES.................           6.3            (1.0)          (0.1)
                                                                                ------------    ------------   ------------
NET REALIZED INVESTMENT GAINS (LOSSES).......................................   $    (277.5)    $      (8.2)   $      73.8
                                                                                ============    ============   ============

Debt security impairments during 2008 impairment losses or $92.4 million related to residential mortgage-backed securities.

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                          YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                 -------------------------------------------
                                                                                    2008            2007           2006
                                                                                ------------    ------------   ------------
Debt securities..............................................................   $  (1,545.1)    $    (246.3)   $    (125.9)
Equity securities............................................................         (31.4)            1.2           12.7
Debt and equity securities pledged as collateral.............................          (2.3)          (16.4)          (9.1)
Other investments............................................................          (2.9)           (1.6)          --
                                                                                ------------    ------------   ------------
NET UNREALIZED INVESTMENT LOSSES.............................................   $  (1,581.7)    $    (263.1)   $    (122.3)
                                                                                ============    ============   ============

Net unrealized investment losses.............................................   $  (1,581.7)    $    (263.1)   $    (122.3)
                                                                                ------------    ------------   ------------
Applicable policyholder dividend obligation..................................        (128.0)         (121.5)         (73.8)
Applicable deferred policy acquisition costs.................................        (709.3)          (63.4)         (16.2)
Applicable deferred income tax benefit.......................................        (212.9)          (20.4)          (8.2)
                                                                                ------------    ------------   ------------
Offsets to net unrealized investment losses..................................      (1,050.2)         (205.3)         (98.2)
                                                                                ------------    ------------   ------------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN
  OTHER COMPREHENSIVE INCOME (NOTE 16).......................................   $    (531.5)    $     (57.8)   $     (24.1)
                                                                                ============    ============   ============

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                   YEAR ENDED DECEMBER 31,
                                                                                -------------------------------------------
($ IN MILLIONS)                                                                     2008            2007           2006
                                                                                ------------    ------------   ------------
Debt security purchases......................................................   $  (4,740.4)    $  (3,923.2)   $  (4,451.0)
Equity security purchases....................................................         (85.2)          (76.6)         (54.9)
Venture capital partnership investments......................................         (49.5)          (60.0)         (41.8)
Other invested asset purchases...............................................        (450.3)         (159.7)         (88.5)
Policy loan advances, net....................................................        (155.1)          (58.5)         (77.0)
                                                                                ------------    ------------   ------------
INVESTMENT PURCHASES.........................................................   $  (5,480.5)    $  (4,278.0)   $  (4,713.2)
                                                                                ============    ============   ============

Debt securities sales........................................................   $   3,910.4     $   2,929.8    $   3,653.6
Debt securities maturities and repayments....................................       1,179.3         1,370.3        1,580.6
Equity security sales........................................................         172.1            68.6           87.4
Mortgage loan maturities and principal repayments............................           3.9            57.7           60.3
Venture capital partnership capital distributions............................          18.3            30.0           75.7
Real estate and other invested assets sales..................................         439.7           118.4          103.7
                                                                                ------------    ------------   ------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   5,723.7     $   4,574.8    $   5,561.3
                                                                                ============    ============   ============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2008 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended December 31, 2008.

MATURITIES OF DEBT SECURITIES:                                                                                 MATURITIES AT
($ IN MILLIONS)                                                                                                 FAIR VALUE
                                                                                                               ------------
Due in one year or less.....................................................................................   $     528.8
Due after one year through five years.......................................................................       1,975.8
Due after five years through ten years......................................................................       2,619.6
Due after ten years.........................................................................................       4,691.7
                                                                                                               ------------
TOTAL.......................................................................................................   $   9,815.9
                                                                                                               ============

ISSUER AND COUNTERPARTY CREDIT EXPOSURE

Credit exposure related to issuers and derivatives counterparties is inherent in investments and derivatives contracts with positive fair value or asset balances. We manage credit risk through the analysis of the underlying obligors, issuers and transaction structures. We review our debt security portfolio regularly to monitor the performance of obligors and assess the stability of their credit ratings. We also manage credit risk through industry and issuer diversification and asset allocation. Maximum exposure to an issuer or derivatives counterparty is defined by quality ratings, with higher quality issuers having larger exposure limits. We have an overall limit on below investment grade rated issuer exposure. To further mitigate the risk of loss on derivatives, we only enter into contracts in which the counterparty is a financial institution with a rating of A or higher.

As of December 31, 2008, we held derivatives with a fair value of $175.9 million. Derivative credit exposure was diversified with seven different counterparties. The debt security exposure of these issuers was $141.9 million. Our maximum amount of loss due to credit risk with these issuers was $317.8 million. See Note 13 to these financial statements for more information regarding derivatives.


10.  FINANCING ACTIVITIES

INDEBTEDNESS

INDEBTEDNESS:                                                                       AS OF DECEMBER 31,
($ IN MILLIONS)                                                  ----------------------------------------------------------
                                                                             2008                           2007
                                                                 ---------------------------    ---------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                 ------------   ------------    ------------   ------------
7.15% surplus notes..........................................    $     174.1    $     133.5     $     174.0    $     179.6
                                                                 ------------   ------------    ------------   ------------
TOTAL INDEBTEDNESS...........................................    $     174.1    $     133.5     $     174.0    $     179.6
                                                                 ============   ============    ============   ============

Our 7.15% surplus notes are due December 15, 2034. The carrying value of the 2034 notes is net of $0.9 million of unamortized original issue discount. Interest payments are at an annual rate of 7.15%, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York Insurance Law. The notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York Insurance Law provides that the notes are not part of our legal liabilities.

At December 31, 2008, Phoenix Life (together with The Phoenix Companies, Inc., the "Borrowers") had a $100 million unsecured senior revolving credit facility. Potential borrowers on the credit line were The Phoenix Companies, Inc. and Phoenix Life. The Phoenix Companies unconditionally guaranteed any loans under the facility to Phoenix Life. Base rate loans bore interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans bore interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. As of December 31, 2008, there were no borrowings on the credit facility.

The credit facility contained covenants that required us at all times to maintain a minimum level of consolidated stockholders' equity, based on GAAP standards in effect on June 6, 2006 and a maximum consolidated debt-to-capital ratio of 30%. In addition, Phoenix Life was required to maintain a minimum risk-based capital ratio of 325% and a minimum A.M. Best financial strength rating of "A-". Borrowings under the facility were not conditioned on the absence of a material adverse change.

On March 10, 2009, Phoenix Life's A. M. Best financial strength rating was downgraded from A to B++. Accordingly, on March 12, 2009, Phoenix gave notice that it was terminating the Credit Facility effective as of March 13, 2009.

Prior to the spin-off of our investment management business, Virtus Investment Partners, Inc. (Virtus) by The Phoenix Companies on December 31, 2008, Phoenix Life held an inter-company note receivable from Virtus, with a remaining principal balance of $33 million. In connection with the spin-off, Virtus repaid $13 million in principal and issued to Phoenix Life a new $20 million secured note to replace the $20 million remaining principal balance on the old note. The new note was issued at a market rate of interest and other arms-length terms and is scheduled to be repaid by December 31, 2010.

INTEREST EXPENSE ON INDEBTEDNESS:                                                        YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                 -------------------------------------------
                                                                                    2008            2007           2006
                                                                                ------------    ------------   ------------
INTEREST EXPENSE INCURRED....................................................   $      12.5     $      12.4    $      14.5
                                                                                ============    ============   ============
INTEREST PAID................................................................   $      12.5     $      12.5    $      14.6
                                                                                ============    ============   ============

11.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as separate account assets with an equivalent amount reported as separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in insurance, investment management and product fees. In 2008 and 2007 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described in the footnotes to the table below. We currently cede to reinsurers a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

o Liabilities associated with the guaranteed minimum death benefit (GMDB) are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.
o        Liabilities associated with the guaranteed minimum income benefit
         (GMIB) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

For annuities with GMDB and GMIB, 200 stochastically generated scenarios were used.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:                      AS OF DECEMBER 31,
($ IN MILLIONS)                                                                                 ---------------------------
                                                                                                    2008           2007
                                                                                                ------------   ------------
Debt securities.............................................................................    $     619.8    $     736.7
Equity funds................................................................................        1,810.1        2,895.4
Other.......................................................................................          135.7          103.9
                                                                                                ------------   ------------
TOTAL.......................................................................................    $   2,565.6    $   3,736.0
                                                                                                ============   ============

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                                YEAR ENDED
(NET OF REINSURANCE RECOVERABLES)                                                                    DECEMBER 31, 2008
($ IN MILLIONS)                                                                                 ---------------------------
                                                                                                   ANNUITY        ANNUITY
                                                                                                   GMDB(1)         GMIB
                                                                                                ------------   ------------
Liability balance as of January 1, 2008.....................................................    $       3.2    $       5.9
Incurred....................................................................................           11.7           16.2
Paid........................................................................................           (5.0)          --
                                                                                                ------------   ------------
LIABILITY BALANCE AS OF DECEMBER 31, 2008...................................................    $       9.9    $      22.1
                                                                                                ============   ============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                                YEAR ENDED
(NET OF REINSURANCE RECOVERABLES)                                                                    DECEMBER 31, 2007
                                                                                                ---------------------------
$ IN MILLIONS)                                                                                    ANNUITY        ANNUITY
                                                                                                   GMDB(1)         GMIB
                                                                                                ------------   ------------
Liability balance as of January 1, 2007.....................................................    $      32.2    $       3.7
Incurred....................................................................................          (26.3)           2.2
Paid........................................................................................           (2.7)          --
                                                                                                ------------   ------------
LIABILITY BALANCE AS OF DECEMBER 31, 2007...................................................    $       3.2    $       5.9
                                                                                                ============   ============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                                YEAR ENDED
($ IN MILLIONS)                                                                                      DECEMBER 31, 2006
                                                                                                ---------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                  GMDB(1)         GMIB
                                                                                                ------------   ------------
Liability balance as of January 1, 2006                                                         $      32.7    $       2.5
Incurred                                                                                                3.2            1.2
Paid                                                                                                   (3.7)            --
                                                                                                ------------   ------------
LIABILITY BALANCE AS OF DECEMBER 31, 2006                                                       $      32.2    $       3.7
                                                                                                ------------   ------------

--------------
(1) The reinsurance recoverable asset related to the GMDB was $0.0 million, $1.4 million and $21.5 million as of December 31, 2008, 2007 and 2006, respectively.


The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits, excluding policyholder dividends, on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit (GMWB), a guaranteed minimum accumulation benefit (GMAB) and a guaranteed pay-out annuity floor (GPAF).

The GMWB rider guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, we have introduced a feature for these contracts, beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GPAF rider provides the policyholder with a minimum payment amount if the variable annuity payment falls below this amount on the payment calculation date.

The Combination Rider includes the GMAB and GMWB riders as well as the GMDB rider at the policyholder's option.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

The GMWB, GMAB and GPAF represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds. The fair value of the GMWB, GMAB and GPAF obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

As of December 31, 2008 and 2007, there was no reinsurance of the aggregate account value with the GMWB, GMAB and GPAF features. In order to minimize the volatility associated with the unreinsured liabilities, we have established an alternative risk management strategy. We began hedging our GMAB exposure in 2006 and GMWB exposure during fourth quarter 2007 using equity options, equity futures, swaps and swaptions. These investments are included in other invested assets on our balance sheet. Embedded derivative liabilities for GMWB, GMAB and GPAF are shown in the shown in the table below. Benefit payments made for the GMWB, GMAB and GPAF during 2008 or 2007 were immaterial.

EMBEDDED DERIVATIVE LIABILITIES:                                                                    AS OF DECEMBER 31,
($ IN MILLIONS)                                                                                 ---------------------------
                                                                                                    2008           2007
                                                                                                ------------   ------------
GMWB                                                                                            $      63.7    $      (1.5)
GMAB                                                                                                   52.8            1.8
GPAF                                                                                                    2.0            1.7
                                                                                                ------------   ------------
TOTAL EMBEDDED DERIVATIVES                                                                      $     118.5    $       2.0
                                                                                                ------------   ------------

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policyholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

ADDITIONAL INSURANCE BENEFITS:                                                                   NET AMOUNT      AVERAGE
($ IN MILLIONS)                                                            ACCOUNT             AT RISK AFTER   ATTAINED AGE
                                                                            VALUE               REINSURANCE    OF ANNUITANT
                                                                        ---------------         ------------   ------------
GMDB return of premium..............................................    $      1,069.4          $     184.6             60
GMDB step up........................................................           1,438.8                509.4             60
GMDB earnings enhancement benefit (EEB).............................              50.1                  7.3             60
GMDB greater of annual step up and roll up..........................              28.1                 15.2             63
                                                                        ---------------         ------------
TOTAL GMDB AT DECEMBER 31, 2008.....................................    $      2,586.4          $     716.5
                                                                        ===============         ============

Combination Rider...................................................    $          5.3                                  59
GMIB                                                                             335.6                                  55
GMAB................................................................             464.1                                  60
GMWB................................................................             413.2                                  60
GPAF................................................................              18.5                                  75
                                                                        ---------------
TOTAL AT DECEMBER 31, 2008..........................................    $      1,236.7
                                                                        ===============

With the return of premium, the death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).

With the step up, the death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior to the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

With the EEB, the death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB. The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.

With the greater of annual step up and annual roll up, the death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2008 and 2007, we held additional universal life benefit reserves of $68.0 million and $34.7 million, respectively.


12.  INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
     OBLIGATIONS

We are involved with various collateralized obligation trusts in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. The collateralized obligation trusts reside in bankruptcy remote special purpose entities (SPEs) for which we provide neither recourse nor guarantees. We consolidated two collateralized obligation trusts as of December 31, 2008, 2007 and 2006. As of December 31, 2008, we had no direct investment in the two consolidated collateralized obligation trusts. We earned investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest of $0.4 million, $0.5 million and $0.7 million for the years ended December 31, 2008, 2007 and 2006, respectively, related to these consolidated obligation trusts.

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES                                   AS OF DECEMBER 31,
PLEDGED AS COLLATERAL:                                           ----------------------------------------------------------
($ IN MILLIONS)                                                             2008                           2007
                                                                 ---------------------------    ---------------------------
                                                                  FAIR VALUE        COST         FAIR VALUE        COST
                                                                 ------------   ------------    ------------   ------------
Debt securities pledged as collateral........................    $     148.0    $     150.5     $     219.1    $     219.3
Equity securities pledged as collateral......................           --              0.1            --              0.1
                                                                 ------------   ------------    ------------   ------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $     148.0    $     150.6     $     219.1    $     219.4
                                                                 ============   ============    ============   ============

Cash and accrued investment income of $8.4 million and $13.4 million at December 31, 2008 and 2007, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $240.1 million and $307.2 million at December 31, 2008 and 2007, respectively, and non-recourse derivative cash flow hedge liability of $5.1 million (notional amount of $170.7 million with a maturity of June 1, 2009) and $10.7 million (notional amount of $211.1 million with a maturity of June 1, 2009) at December 31, 2008 and 2007, respectively.

12. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS (CONTINUED)

GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                                       AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:                ----------------------------------------------------------
($ IN MILLIONS)                                                             2008                           2007
                                                                 ---------------------------    ---------------------------
                                                                     GAINS         LOSSES           GAINS         LOSSES
                                                                 ------------   ------------    ------------   ------------
Debt securities pledged as collateral........................    $      11.0    $     (13.5)    $      29.0    $     (29.2)
Equity securities pledged as collateral......................           --             (0.1)           --             (0.1)
                                                                 ------------   ------------    ------------   ------------
TOTAL........................................................    $      11.0    $     (13.6)    $      29.0    $     (29.3)
                                                                 ============   ============    ============   ============
NET UNREALIZED LOSSES........................................                   $      (2.6)                   $      (0.3)
                                                                                ============                   ============

AGING OF TEMPORARILY IMPAIRED DEBT AND                                   AS OF DECEMBER 31, 2008
EQUITY SECURITIES PLEDGED AS COLLATERAL:      -----------------------------------------------------------------------------
($ IN MILLIONS)                                  LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS             TOTAL
                                              ------------------------   ------------------------  ------------------------
                                                  FAIR      UNREALIZED       FAIR      UNREALIZED      FAIR      UNREALIZED
                                                  VALUE       LOSSES        VALUE        LOSSES       VALUE        LOSSES
                                              -----------  -----------   -----------  -----------  -----------  -----------
Corporate..................................   $     11.8   $     (1.4)   $     --     $     (0.1)  $     11.8   $     (1.5)
Mortgage-backed............................         17.3         (3.0)          8.1         (3.6)        25.4         (6.6)
Other asset-backed.........................          9.5         (2.8)          2.0         (2.6)        11.5         (5.4)
                                              -----------  -----------   -----------  -----------  -----------  -----------
DEBT SECURITIES............................   $     38.6   $     (7.2)   $     10.1   $     (6.3)  $     48.7   $    (13.5)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --           --            --           (0.1)        --           (0.1)
                                              -----------  -----------   -----------  -----------  -----------  -----------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     38.6   $     (7.2)   $     10.1   $     (6.4)  $     48.7   $    (13.6)
                                              ===========  ===========   ===========  ===========  ===========  ===========

Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $9.9 million at December 31, 2008. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2008.

MATURITIES OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                               FAIR
($ IN MILLIONS)                                                                                       COST         VALUE
                                                                                                   -----------  -----------
Due in one year or less.....................................................................       $     11.0   $     11.7
Due after one year through five years.......................................................              9.3          8.7
Due after five years through ten years......................................................             20.4         15.6
Due after ten years.........................................................................            109.8        112.0
                                                                                                   -----------  -----------
TOTAL DEBT SECURITIES.......................................................................       $    150.5   $    148.0
                                                                                                   ===========  ===========

The amount of collateralized debt obligation-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2008, 2007 and 2006 was $0.3 million, $0.8 million and $0.3 million, respectively. See Note 9 to these financial statements for information on realized investment losses related to these collateralized debt obligations.

EFFECT OF CONSOLIDATION OF                                                                      AS OF AND FOR THE
COLLATERALIZED OBLIGATION TRUSTS:                                                            YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                       -------------------------------------
                                                                                         2008          2007        2006
                                                                                      -----------  -----------  -----------
INCREASE (DECREASE) IN NET INCOME................................................     $     (4.2)  $      1.0   $     (1.0)
                                                                                      ===========  ===========  ===========
REDUCTION TO STOCKHOLDERS' EQUITY................................................     $    (88.8)  $    (85.4)  $    (71.2)
                                                                                      ===========  ===========  ===========

12. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS (CONTINUED)

The above non-cash credits (charges) to net income (loss) and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.


13.  DERIVATIVE INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

DERIVATIVE INSTRUMENTS HELD IN                                                             AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                         ------------------------------------------------------
($ IN MILLIONS)                                                                    2008                         2007
                                                                         --------------------------  --------------------------
                                               NOTIONAL
                                                AMOUNT       MATURITY        ASSET      LIABILITY        ASSET       LIABILITY
                                              -----------  -----------   ------------  ------------  ------------  ------------
INTEREST RATE SWAPS.......................    $     194.0   2018-2019    $      28.6   $       1.6   $       0.2   $       0.2
CROSS CURRENCY SWAPS......................           35.0   2012-2016            5.4           0.2          --             2.9
SWAPTIONS.................................          356.0     2011              37.5          --            --            --
PUT OPTIONS...............................          357.0   2018-2023           73.1          --            21.5          --
CALL OPTIONS..............................           24.0     2009               1.2          --             0.5          --
FUTURES CONTRACTS.........................          214.0     2009              31.9          --             0.5          --
                                              -----------                ------------  ------------  ------------  ------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $   1,180.0                $     177.7   $       1.8   $      22.7   $       3.1
                                              ===========                ============  ============  ============  ============

INTEREST RATE SWAPS

We use interest rate swaps that effectively convert variable rate cash flows to fixed cash flows in order to hedge the interest rate risks associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. These interest rate swaps do not qualify for hedge accounting treatment and are stated at fair value (market value) with their change in valuation reported in net realized capital gains/losses.

INTEREST RATE OPTIONS

We use interest rate options, such as swaptions, to hedge against market risks to assets or liabilities from substantial changes in interest rates. An interest rate swaption gives us the right but not the obligation to enter into an underlying swap. Swaptions are options on interest rate swaps. All of our swaption contracts are receiver swaptions, which give us the right to enter into a swap where we will receive the agreed-upon fixed rate and pay the floating rate. If the market conditions are favorable and the swap is needed to continue hedging our inforce liability business, we will exercise the swaption and enter into a fixed rate swap. If a swaption contract is not exercised by its option maturity date, it expires with no value.

CROSS CURRENCY SWAPS

We use cross currency swaps to hedge against market risks from changes in foreign currency exchange rates. Currency swaps are used to swap bond asset cash flows denominated in a foreign currency back to U.S. dollars. Under foreign currency swaps, we agree with another party (referred to as the counterparty) to exchange principal and periodic interest payments denominated in foreign currency for payments in U.S. dollars. Counterparties to such financial instruments expose us to credit-related losses in the event of nonperformance, but we do not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of cross currency swaps is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date.

EXCHANGE TRADED FUTURE CONTRACTS

We use equity index futures to hedge the market risks from changes in the value of equity indices, such as S&P 500, associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. Positions are short-dated, exchange-traded futures with maturities of three months.

EQUITY INDEX OPTIONS
We use the following to hedge against market risks from changes in volatility, interest rates, and equity indices associated with our Life and Annuity products:

     o Equity index options, such as S&P 500 puts for the variable annuity guaranteed minimum living benefit (GMAB/GMWB) rider liabilities;

     o Equity index options, such as S&P 500 European calls for the Equity Index Universal Life (EIUL); and

     o Equity index options, such as S&P European, Asian and Binary calls for the Equity Index Annuity (EIA).

An equity index put option affords us the right to sell a specified equity index at the established price determined at the time the instrument was purchased. We may use short-dated options, which are traded on exchanges or use long-dated over-the-counter options, which require entering into an agreement with another party (referred to as the counterparty).

An equity index call option affords us the right to buy a specified equity index at the established price determined at the time the instrument was purchased. We used exact-dated options, which are traded over-the-counter with another party (referred to as the counterparty) to closely replicate the option payoff profile embedded in EIA and EIUL liabilities.

We are exposed to credit-related losses in the event of nonperformance by counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of equity index options is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date.


14.  FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 157, "Fair Value Measurements" (SFAS 157), defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

SFAS 157 establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels, from highest to lowest, are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 securities include highly liquid government bonds, mortgage products, exchange-traded equities and exchange-traded corporate debt.
Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. Examples of such instruments include certain collateralized mortgage and debt obligations and certain high-yield debt securities.
Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement. Securities classified within Level 3 include broker quoted investments, certain residual interests in securitizations and other less liquid securities. Most valuations that are based on brokers' prices are classified as Level 3 due to a lack of transparency in the process they use to develop prices.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following table presents the financial instruments carried at fair value as of December 31, 2008, by SFAS 157 valuation hierarchy (as described above).

FAIR VALUES OF FINANCIAL INSTRUMENTS BY LEVEL:                                     AS OF DECEMBER 31, 2008
($ IN MILLIONS)                                                  ----------------------------------------------------------
                                                                    LEVEL 1        LEVEL 2         LEVEL 3         TOTAL
                                                                 ------------   ------------    ------------   ------------
ASSETS
Available-for-sale debt securities                               $     224.4    $   8,688.1     $     942.4    $   9,854.9
Available-for-sale equity securities                                     0.8            1.0            23.4           25.2
Derivative assets                                                       --            177.7            --            177.7
Separate account assets                                              7,259.9          610.3            60.0        7,930.2
Debt and equity securities pledged as collateral                        --            139.2             8.8          148.0
Fair value option investments                                           --             34.4            --             34.4
                                                                 ------------   ------------    ------------   ------------
TOTAL ASSETS                                                     $   7,485.1    $   9,650.7     $   1,034.6    $  18,170.4
                                                                 ============   ============    ============   ============
LIABILITIES
Derivative liabilities                                           $      --      $       1.8     $     118.5    $     120.3
                                                                 ------------   ------------    ------------   ------------
TOTAL LIABILITIES                                                $      --      $       1.8     $     118.5    $     120.3
                                                                 ============   ============    ============   ============
CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                        AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                           ----------------------------------------------------------
($ IN MILLIONS)                                                              2008                           2007
                                                                 ---------------------------    ---------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                 ------------   ------------    ------------   ------------
Cash and cash equivalents....................................    $     340.1    $     340.1     $     366.8    $     366.8
Available-for-sale debt securities (Note 9)..................        9,815.9        9,815.9        11,966.8       11,966.8
Available-for-sale equity securities (Note 9)................           25.2           25.2           191.8          191.8
Mortgage loans (Note 9)......................................           11.6           11.1            15.6           14.3
Debt and equity securities pledged as collateral (Note 12)...          148.0          148.0           219.1          219.1
Derivative financial instruments.............................          177.7          177.7            22.7           22.7
                                                                 ------------   ------------    ------------   ------------
FINANCIAL ASSETS.............................................    $  10,518.5    $  10,518.0     $  12,782.8    $  12,781.5
                                                                 ============   ============    ============   ============

Investment contracts.........................................    $   1,616.6    $   1,627.3     $   1,808.9    $   1,803.9
Non-recourse collateralized obligations (Note 12)............          245.2          156.4           317.9          232.5
Indebtedness (Note 10).......................................          174.1          133.5           174.0          179.6
Derivative financial instruments.............................            1.8            1.8             3.1            3.1
                                                                 ------------   ------------    ------------   ------------
FINANCIAL LIABILITIES........................................    $   2,037.7    $   1,919.0     $   2,303.9    $   2,219.1
                                                                 ============   ============    ============   ============

Available-for-sale debt securities are reported net of $39.0 million of investments included in other assets on our balance sheet because they are allocated to discontinued reinsurance operations. See Note 16 to these financial statements for further information.

Fair value option investments also include a structured loan asset valued at $34.4 million as of December 31, 2008. We elected to apply the fair value option to this note at the time of its acquisition. We purchased the note to obtain principal protection without sacrificing earnings potential. Election of the fair value option allows current earnings recognition and is more consistent with management's view of the security's underlying economics.

We have an established process for determining fair values. Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon internally developed models that use primarily market-based or independently-sourced market parameters, including interest rate yield curves, option volatilities and currency rates. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments include amounts to reflect counterparty credit quality, our own creditworthiness, liquidity and unobservable parameters that are applied consistently over time. The majority of the valuations of Level 3 assets were internally calculated or obtained from independent third-party broker quotes.

Following is a description of our valuation methodologies for assets and liabilities measured at fair value. Such valuation methodologies were applied to all of the assets and liabilities carried at fair value, whether as a result of the adoption of SFAS 159 or previously carried at fair value.

STRUCTURED ASSETS

To determine fair values for certain structured, collateralized loan obligations
(CLO) and collateralized debt obligation (CDO) assets for which current pricing indications either do not exist, or are based on inactive markets or sparse transactions, we utilize the following method.

For CLO and CDO assets, fair value was determined based on projected cash flows under default, recovery, collateral prepayment, and reinvestment spread assumptions which reflect the underlying collateral's actual default experience, collateral performance, assessment of the collateral manager's ability to actively manage and effect portfolio credit decisions, 12-month trailing credit migration trends in the bank loan and corporate debt markets, and historical studies, where available. An appropriate discount rate was then applied, determined by using a rate composed of the current U.S. treasury rate, plus a current net credit spread derived from corporate bonds with the same credit rating, plus an additional spread for liquidity and structure relative to active markets, based on average life, and credit rating. In addition to the level of implied liquidity spreads embedded in broker pricing indications, current AAA-rated CLO spreads and normalized liquidity spreads by rating, we also gave consideration to deal-specific characteristics, such as rating stability, credit subordination, collateral performance tests, collateral composition, collateral manager and default scenario sensitivity testing results to show adequate cushion against emergence of future losses. Approximately $134.1 million of debt securities, or 1.0% of our general account portfolio, was priced in accordance with this methodology.

DERIVATIVES

Exchange-traded derivatives valued using quoted prices are classified within Level 1 of the valuation hierarchy. However, few classes of derivative contracts are listed on an exchange; therefore, the majority of our derivative positions are valued using internally developed models that use as their basis readily observable market parameters and are classified within Level 2 of the valuation hierarchy. Such derivatives include basic interest rate swaps, options and credit default swaps.

Fair values for over-the-counter (OTC) derivative financial instruments, principally forwards, options and swaps, represent the present value of amounts estimated to be received from or paid to a marketplace participant in settlement of these instruments (i.e., the amount we would expect to receive in a derivative asset assignment or would expect to pay to have a derivative liability assumed). These derivatives are valued using pricing models based on the net present value of estimated future cash flows and directly observed prices from exchange-traded derivatives or other OTC trades, while taking into account the counterparty's credit ratings, or our own credit ratings, as appropriate. Determining the fair value for OTC derivative contracts can require a significant level of estimation and management judgment.

New and/or complex instruments may have immature or limited markets. As a result, the pricing models used for valuation often incorporate significant estimates and assumptions that market participants would use in pricing the instrument, which may impact the results of operations reported in the consolidated financial statements. For long-dated and illiquid contracts, extrapolation methods are applied to observed market data in order to estimate inputs and assumptions that are not directly observable. This enables us to mark to market all positions consistently when only a subset of prices are directly observable. Values for OTC derivatives are verified using observed information about the costs of hedging the risk and other trades in the market. As the markets for these products develop, we will continually refine our pricing models to correlate more closely to the market risk of these instruments.

RETAINED INTEREST IN SECURITIZATION

Retained interests in securitizations do not trade in an active, open market with readily observable prices. Accordingly, we estimate the fair value of certain retained interests in securitizations using discounted cash flow (DCF) models.

For certain other retained interests in securitizations (such as interest-only strips), a single interest rate path DCF model is used and generally includes assumptions based upon projected finance charges related to the securitized assets, estimated net credit losses, prepayment assumptions and contractual interest paid to third-party investors. Changes in the assumptions used may have a significant impact on our valuation of retained interests and such interests are therefore typically classified within Level 3 of the valuation hierarchy.

We compare the fair value estimates and assumptions to observable market data where available and to recent market activity and actual portfolio experience.

PRIVATE EQUITY INVESTMENTS

The valuation of nonpublic private equity investments requires significant management judgment due to the absence of quoted market prices, inherent lack of liquidity and the long-term nature of such assets. Private equity investments are valued initially based upon transaction price. The carrying values of private equity investments are adjusted either upwards or downwards from the transaction price to reflect expected exit values as evidenced by financing and sale transactions with third parties, or when determination of a valuation adjustment is confirmed through ongoing reviews by senior investment managers. A variety of factors are reviewed and monitored to assess positive and negative changes in valuation including, but not limited to, current operating performance and future expectations of the particular investment, industry valuations of comparable public companies, changes in market outlook and the third-party financing environment over time. In determining valuation adjustments resulting from the investment review process, emphasis is placed on current company performance and market conditions. Private equity investments are included in Level 3 of the valuation hierarchy.

Private equity investments may also include publicly held equity securities, generally obtained through the initial public offering of privately held equity investments. Such securities are marked-to-market at the quoted public value less adjustments for regulatory or contractual sales restrictions. Discounts for restrictions are quantified by analyzing the length of the restriction period and the volatility of the equity security.

BENEFICIAL INTERESTS ISSUED BY CONSOLIDATED VARIABLE INTEREST ENTITIES (VIES)

The fair value of beneficial interests issued by consolidated VIEs (beneficial interests) is estimated based upon the fair value of the underlying assets held by the VIEs. The valuation of beneficial interests does not include an adjustment to reflect our credit quality as the holders of these beneficial interests do not have recourse to our general credit. As the inputs into the valuation are generally based upon readily observable pricing information, the majority of beneficial interests used by consolidated VIEs are classified within Level 2 of the valuation hierarchy.

SEPARATE ACCOUNTS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security and short-term investments of the Company. Mutual funds are included in Level 1. Most debt securities and short-term investments are included in Level 2.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures, we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

VALUATION OF EMBEDDED DERIVATIVES

Embedded derivatives are guarantees that we make on certain variable annuity contracts, including GMAB and GMWB. These embedded derivatives are fair valued using a risk neutral stochastic valuation methodology. The inputs to our fair value methodology include information derived from the asset derivatives market, including the volatility surface and the swap curve. Several additional inputs are not obtained from independent sources, but instead reflect our own assumptions about what market participants would use in pricing the contracts. These inputs are therefore considered "unobservable" and fall into Level 3 of the fair value hierarchy. These inputs include mortality rates, lapse rates and policyholder behavior assumptions. Because there are significant Level 3 inputs included in our fair value methodology for these embedded derivative liabilities, we consider the above-described methodology as a whole to be Level 3.

SFAS 157 requires a Credit Standing Adjustment. The Credit Standing Adjustment reflects the adjustment that market participants would make to reflect the risk that guaranteed benefit obligations may not be fulfilled (nonperformance risk). SFAS 157 explicitly requires nonperformance risk to be reflected in fair value. The Company calculates the Credit Standing Adjustment by applying an average credit spread for companies similar to Phoenix when discounting the rider cash flows for calculation of the liability. This average credit spread is recalculated every quarter and so the fair value will change with the passage of time even in the absence of any other changes that affect the valuation.

LEVEL 3 FINANCIAL ASSETS AND LIABILITIES

The following table sets forth a summary of changes in the fair value of our Level 3 financial assets and liabilities. As required by SFAS 157, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. For example, a hypothetical derivative contract with Level 1, Level 2 and significant Level 3 inputs would be classified as a Level 3 financial instrument in its entirety. Subsequently, even if only Level 1 and Level 2 inputs are adjusted, the resulting gain or loss is classified as Level 3. Further, Level 3 instruments are frequently hedged with instruments that are classified as Level 1 or Level 2 and, accordingly, gains or losses reported as Level 3 in the table below may be offset by gains or losses attributable to instruments classified in Level 1 or 2 of the fair value hierarchy.

LEVEL 3 FINANCIAL ASSETS AND LIABILITIES:                                                         YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                                 ---------------------------
                                                                                                           2008
                                                                                                ---------------------------
                                                                                                   ASSETS      LIABILITIES
                                                                                                ------------   ------------
Balance, beginning of year                                                                      $   1,518.9    $      (2.0)
Purchases/(sales), net                                                                               (171.8)          --
Net transfers                                                                                         104.7           --
Realized gains (losses)                                                                               (77.2)        (116.5)
Unrealized gains (losses) included in  other comprehensive income (loss)                             (342.6)          --
Amortization/accretion                                                                                  2.6           --
                                                                                                ------------   ------------
BALANCE, END OF YEAR                                                                            $   1,034.6    $    (118.5)
                                                                                                ============   ============
PORTION OF GAIN (LOSS) INCLUDED IN NET INCOME RELATING TO THOSE ASSETS/LIABILITIES STILL HELD   $    (140.0)   $    (116.5)
                                                                                                ============   ============

15.  INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                               YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                 -------------------------------------------
                                                                                    2008            2007           2006
                                                                                ------------    ------------   ------------
Income taxes (benefit) applicable to:
  Current....................................................................   $      59.8     $       5.1    $      26.1
  Deferred...................................................................        (151.3)           33.6           44.6
                                                                                ------------    ------------   ------------
  Continuing operations......................................................         (91.5)           38.7           70.7
  Discontinued operations....................................................          --              (1.5)           0.6
                                                                                ------------    ------------   ------------
INCOME TAXES APPLICABLE TO NET INCOME (LOSS).................................         (91.5)           37.2           71.3
Other comprehensive loss.....................................................        (210.5)          (20.7)          (8.2)
                                                                                ------------    ------------   ------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME (LOSS).......................   $    (302.0)    $      16.5    $      63.1
                                                                                ============    ============   ============

INCOME TAXES PAID............................................................   $       6.0     $      17.7    $      14.5
                                                                                ============    ============   ============

EFFECTIVE INCOME TAX RATE:                                                                YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                 -------------------------------------------
                                                                                    2008            2007           2006
                                                                                ------------    ------------   ------------
Income (loss) from continuing operations before income taxes
  and minority interest......................................................   $    (229.5)    $     181.4    $     218.7
                                                                                ------------    ------------   ------------
Income taxes at statutory rate of 35.0%......................................         (80.3)           63.5           76.9
Dividends received deduction.................................................          (4.8)           (4.3)          (3.1)
Low income housing tax credit................................................          (3.5)           (4.1)          (4.6)
Valuation allowance release..................................................          --             (11.0)          --
Realized losses (gains) on available-for-sale securities pledged as collateral          1.5            (0.4)           0.3
State income tax expense.....................................................           2.2            --             --
Tax interest.................................................................           0.2            --             --
FIN 48 decrease..............................................................          (6.5)           (2.0)          --
Other, net...................................................................          (0.3)           (3.0)           1.2
                                                                                ------------    ------------   ------------
INCOME TAX EXPENSE (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS.............   $     (91.5)    $      38.7    $      70.7
                                                                                ============    ============   ============
EFFECTIVE INCOME TAX RATES...................................................       39.9%           21.3%          32.4%
                                                                                ============    ============   ============

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                      YEAR ENDED
($ IN MILLIONS)                                                                                         DECEMBER 31,
                                                                                                ---------------------------
                                                                                                    2008           2007
                                                                                                ------------   ------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     330.1    $     346.3
Unearned premiums...........................................................................          108.8          104.5
Employee benefits...........................................................................           49.6           53.3
Investments.................................................................................          266.8           --
Net operating and capital loss carryover benefits...........................................           27.1           21.2
Foreign tax credits carryover benefits......................................................           13.4           12.6
General business credits....................................................................           33.0           29.8
Other.......................................................................................            0.3            3.2
Valuation allowance.........................................................................          (46.1)          (1.1)
                                                                                                ------------   ------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          783.0          569.8
                                                                                                ------------   ------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (498.6)        (526.6)
Investments.................................................................................           --           (111.3)
Other.......................................................................................           --             (8.7)
                                                                                                ------------   ------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (498.6)        (646.6)
                                                                                                ------------   ------------
DEFERRED INCOME TAX LIABILITIES.............................................................    $     284.4    $     (76.8)
                                                                                                ============   ============

We are included in the consolidated federal income tax return filed by The Phoenix Companies and are party to a tax sharing agreement by and among The Phoenix Companies and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (IRS) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

As of December 31, 2008, we had deferred tax assets of $13.1 million and $13.9 million related to net operating and capital losses, respectively, for federal income tax purposes and $0.1 million for state net operating losses. The related federal net operating losses of $37.4 million are scheduled to expire between the years 2019 and 2028. The federal capital losses of $39.7 million are scheduled to expire in 2010 and 2012. The state net operating losses of $1.0 million related to the non-life subgroup are scheduled to expire between 2023 and 2027. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $0.1 million and $1.1 million valuation allowance at the end of 2008 and 2007, respectively, relative to the state deferred tax assets.

As of December 31, 2008, we had deferred income tax assets of $33.0 million related to general business tax credit carryovers, which are expected to expire between the years 2022 and 2028.

As of December 31, 2008, we had deferred income tax assets of $13.4 million related to foreign tax credit carryovers, which are expected to expire between the 2011 and 2017 tax years.

Significant management judgment is required in determining the provision for income taxes and, in particular, any valuation allowance recorded against our deferred tax assets. We carried a valuation allowance of $46.1 million on $330.5 million of deferred tax assets at December 31, 2008, due to uncertainties related to our ability to utilize some of the deferred tax assets. The amount of the valuation allowance has been determined based on our estimates of taxable income over the periods in which the deferred tax assets will be recoverable, including consideration of expiration of capital loss carryovers.

We concluded that a valuation allowance on the remaining $284.4 million of deferred tax assets at December 31, 2008, was not required. Our methodology for determining the realizability of deferred tax assets involves estimates of future taxable income from our operations and consideration of available tax planning strategies and actions that could be implemented, if necessary, as well as the expiration dates and amounts of carryforwards related to net operating losses, capital losses, foreign tax credits and general business tax credits. These estimates are projected through the life of the related deferred tax assets based on assumptions that we believe to be reasonable and consistent with current operating results. Changes in future operating results not currently forecasted may have a significant impact on the realization of deferred tax assets.

In concluding that a valuation allowance was not required on the remaining deferred tax assets, we considered both the positive and negative evidence regarding our ability to generate sufficient taxable income to realize those deferred tax assets. Positive evidence included having achieved profitability for financial reporting purposes from 2004 through 2007. Further positive evidence included the fact that the net operating losses will not begin to expire until 2019, while projected earnings indicate that the deferred tax assets will be offset by taxable earnings prior to that expiration. Negative evidence included a history of net operating losses in the non-life insurance company group. In weighing the positive and negative evidence above, we considered the more likely than not criteria pursuant to SFAS 109. Based on this analysis we concluded that it was more likely than not that the deferred tax assets of $284.4 million would be realized.

We adopted the provisions of FASB, Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $4.0 million, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had approximately $20.7 million of total gross unrecognized tax benefits as of January 1, 2007.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is a follows:

RECONCILIATION OF THE BEGINNING AND ENDING AMOUNT OF UNRECOGNIZED TAX BENEFITS:                     2008           2007
($ IN MILLIONS)                                                                                 ------------   ------------
Balance, beginning of year..................................................................... $      17.4    $      20.7
Reductions for tax positions of prior years....................................................        (6.6)          (2.2)
Settlements with taxing authorities............................................................        (2.1)          (1.1)
                                                                                                ------------   ------------
BALANCE, END OF YEAR........................................................................... $       8.7    $      17.4
                                                                                                ============   ============

The entire amount of unrecognized tax benefits at December 31, 2008 would, if recognized, impact the annual effective tax rate upon recognition.

Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring in the next 12 months will result in a significant change to the results of operations, financial condition or liquidity. In addition, we do not anticipate that there will be additional payments made or refunds received within the next 12 months with respect to the years under audit. We do not anticipate any increase to the unrecognized tax benefits that would have a significant impact on the financial position of the Company.

Together with The Phoenix Companies, Phoenix Life files consolidated, combined, unitary or separate income tax returns in the U.S., federal, various state and foreign jurisdictions. During 2008, the IRS completed its examination of the Company's 2004 and 2005 federal income tax returns. There is one issue, in the 2004 tax year, which will proceed to the appeals level. The timing for resolution of this matter remains uncertain due to the nature of the appeals process. The IRS has not yet commenced their examination of the 2006 and 2007 federal income tax returns. We do not believe that the appeals outcome will result in a material change in our financial position. State examinations are being conducted by Connecticut for the years 1996 through 2005 and New York for the years 2003 through 2005. We do not believe that these examinations will result in a material change to our financial position.

16.  OTHER COMPREHENSIVE INCOME

SOURCES OF OTHER COMPREHENSIVE INCOME:                                   YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                               -----------------------------------------------------------------------------
                                                        2008                       2007                      2006
                                              ------------------------   ------------------------  ------------------------
                                                 GROSS         NET          GROSS         NET         GROSS         NET
                                              -----------  -----------   -----------  -----------  -----------  -----------
Unrealized losses on investments...........   $ (1,847.8)  $   (615.5)   $   (286.9)  $    (78.1)  $    (67.3)  $    (10.4)
Net realized investment (gains) losses on
  available-for-sale securities included
  in net income............................        266.1         84.0          23.8         20.3        (55.0)       (13.7)
                                              -----------  -----------   -----------  -----------  -----------  -----------
Net unrealized investment losses...........     (1,581.7)      (531.5)       (263.1)       (57.8)      (122.3)       (24.1)
Net unrealized foreign currency
  translation adjustment...................          0.6          0.4           1.4          0.9         (0.3)        (0.1)
Net unrealized derivative instruments
  gains (losses)...........................         12.0          9.8          (1.1)        (0.3)         7.1          6.9
                                              -----------  -----------   -----------  -----------  -----------  -----------
Other comprehensive loss...................     (1,569.1)  $   (521.3)       (262.8)  $    (57.2)      (115.5)  $    (17.3)
                                              -----------  ===========   -----------  ===========  -----------  ===========
Applicable policyholder dividend                  (128.0)                    (121.5)                    (73.8)
  obligation...............................
Applicable deferred policy acquisition
  cost amortization........................       (709.3)                     (63.4)                    (16.2)
Applicable deferred income tax benefit.....       (210.5)                     (20.7)                     (8.2)
                                              -----------                -----------               -----------
Offsets to other comprehensive income......     (1,047.8)                    (205.6)                    (98.2)
                                              -----------                -----------               -----------
OTHER COMPREHENSIVE LOSS...................   $   (521.3)                $    (57.2)               $    (17.3)
                                              ===========                ===========               ===========

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                   AS OF DECEMBER 31,
($ IN MILLIONS)                                                          --------------------------------------------------
                                                                                  2008                      2007
                                                                         ------------------------  ------------------------
                                                                           GROSS         NET         GROSS         NET
                                                                         -----------  -----------  -----------  -----------
Unrealized gains on investments......................................    $ (1,659.4)  $   (586.5)  $    (77.7)  $    (55.0)
Unrealized foreign currency translation adjustment...................           1.4          0.4          0.8         --
Unrealized losses on derivative instruments..........................         (22.4)        (8.2)       (34.4)       (18.0)
                                                                         -----------  -----------  -----------  -----------
Accumulated other comprehensive loss.................................      (1,680.4)  $   (594.3)      (111.3)  $    (73.0)
                                                                         -----------  ===========  -----------  ===========
Applicable policyholder dividend obligation..........................         (81.8)                     46.2
Applicable deferred policy acquisition costs.........................        (772.9)                    (63.6)
Applicable deferred income tax benefit...............................        (231.4)                    (20.9)
                                                                         -----------               -----------
Offsets to accumulated other comprehensive income....................      (1,086.1)                    (38.3)
                                                                         -----------               -----------
ACCUMULATED OTHER COMPREHENSIVE LOSS.................................    $   (594.3)               $    (73.0)
                                                                         ===========               ===========

17.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, we sponsored the aforementioned employee benefit plans. Effective June 25, 2001, our parent, The Phoenix Companies, became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.


18.  DISCONTINUED OPERATIONS

During 2007, we sold 100% of the stock held by us in Emprendimiento Compartido S.A. (EMCO), an Argentine wholly-owned subsidiary. We realized an after-tax loss of $4.8 million on this sale. The net after-tax income (loss) included in discontinued operations for the years ended December 31, 2007 and 2006 was $(3.5) million and $1.1 million, respectively.

During 1999, we discontinued our reinsurance operations. We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet. See Note 22 to these financial statements for additional information on our discontinued reinsurance operations.


19.  PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

Our insurance subsidiaries are required to file, with state regulatory authorities, annual statements prepared on an accounting basis prescribed or permitted by such authorities.

19. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS (CONTINUED)

As of December 31, 2008, statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily as follows:

     o    policy acquisition costs are expensed when incurred;

     o    impairments on investments are based on different assumptions;

     o    surplus notes are included in surplus rather than debt;

     o postretirement benefit expense allocated to the Company from The Phoenix Companies relate only to vested participants and expense is based on different assumptions and reflect a different method of adoption;

     o    life insurance reserves are based on different assumptions; and

     o net deferred income tax assets in excess of 10% of previously filed statutory capital and surplus are not recorded.

The Company requested as a permitted practice its intent to accelerate the admission of the remaining $13.7 million indemnity reserve related to the Company's surplus notes into the Company's statutory surplus as of December 31, 2008. The request was approved by the New York Department of Insurance on February 20, 2009.

STATUTORY FINANCIAL DATA:                                                             AS OF AND FOR THE YEARS ENDED
($ IN MILLIONS)                                                                                DECEMBER 31,
                                                                               ---------------------------------------------
                                                                                   2008            2007           2006
                                                                               --------------  -------------- --------------
Statutory capital, surplus, and surplus notes................................   $     758.9     $     848.1    $     932.5
Asset valuation reserve (AVR)................................................          94.4           192.6          187.8
                                                                                ------------    ------------   ------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $     853.3     $   1,040.7    $   1,120.3
                                                                                ============    ============   ============
STATUTORY GAIN FROM OPERATIONS...............................................   $      53.4     $     115.2    $     131.6
                                                                                ============    ============   ============
STATUTORY NET INCOME.........................................................   $     (82.3)    $      80.0    $     162.0
                                                                                ============    ============   ============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York Insurance Law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 325% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2008 and 2007.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $83.8 million in 2008 and is able to pay $53.4 million in dividends in 2008 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $53.4 million in 2009, would be subject to the discretion of the New York Superintendent of Insurance.

20.  PREMISES AND EQUIPMENT

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                             AS OF DECEMBER 31,
($ IN MILLIONS)                                                  ----------------------------------------------------------
                                                                             2008                           2007
                                                                 ---------------------------    ---------------------------
                                                                                  CARRYING                       CARRYING
                                                                     COST           VALUE           COST           VALUE
                                                                 ------------   ------------    ------------   ------------
Real estate..................................................    $      89.7    $      29.0     $     106.8    $      36.1
Equipment....................................................          229.2           55.2           213.1           49.2
                                                                 ------------   ------------    ------------   ------------
Premises and equipment cost and carrying value...............          318.9    $      84.2           319.9    $      85.3
                                                                                ============                   ============
Accumulated depreciation and amortization....................         (234.7)                        (234.6)
                                                                 ------------                   ------------
PREMISES AND EQUIPMENT.......................................    $      84.2                    $      85.3
                                                                 ============                   ============

Depreciation and amortization expense for premises and equipment for 2008, 2007 and 2006 totaled $13.1 million, $12.8 million and $12.1 million, respectively.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $2.2 million, $3.0 million and $2.7 million in 2008, 2007 and 2006, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $10.1 million as of December 31, 2008, payable as follows: 2009, $1.8 million; 2010, $1.5 million; 2011, $1.4 million; 2012, $1.1 million; 2013, $1.1 million; and thereafter, $3.2 million.


21.  RELATED PARTY TRANSACTIONS

Goodwin Capital Advisers, Inc. (Goodwin), an indirect wholly-owned subsidiary of The Phoenix Companies, provides investment advisory services to us for a fee. Investment advisory fees incurred by us under this arrangement were $12.5 million, $11.6 million and $9.8 million for 2008, 2007 and 2006, respectively. Amounts payable to Goodwin were $0.0 million and $0.1 million, as of December 31, 2008 and 2007, respectively.

Effective August 2007, Phoenix Variable Advisors, Inc. (PVA), an indirect wholly-owned subsidiary of Phoenix Life became the investment advisor for the variable product separate accounts. They receive variable product separate account fees on our behalf and forward them to us, net of sub-advisory fees they paid. Amounts receivable from PVA for those fees were $0.2 million as of December 31, 2008.

Effective in 2009, Phoenix Equity Planning Corporation (PEPCO), an indirect wholly-owned subsidiary of The Phoenix Companies, is the principal underwriter of our annuity contracts. Outside broker-dealers are licensed to sell our annuity contracts as well. Prior to December 31, 2008, PEPCO was formally known as the PFG Distribution Company, a subsidiary of Virtus Investment Partners, Inc., a former affiliate, served as the principal underwriter of our annuity contracts. We incurred commissions for contracts underwritten by the former affiliate of $59.4 million, $60.2 million and $48.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. During 2008, 2007 and 2006, we incurred $73.9 million, $62.3 million and $50.1 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm agents.

In December 2008, Phoenix Life recorded a capital contribution of $15.2 million from The Phoenix Companies to settle liabilities associated with the Company's employee stock options and restricted stock units.

22.  CONTINGENT LIABILITIES

LITIGATION AND ARBITRATION

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

REGULATORY MATTERS

State regulatory bodies, the Securities and Exchange Commission (SEC), the Financial Industry Regulatory Authority (FINRA), the IRS and other regulatory bodies regularly make inquiries of The Phoenix Companies, Phoenix Life and our affiliates and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, in the fourth quarter of 2008, the New York State Insurance Department completed the on-site portion and initiated the off-site portion of its routine quinquennial financial and market conduct exam of Phoenix Life and its New York domiciled life insurance subsidiary for the five year period ending December 31, 2007. Additionally, in the fourth quarter of 2008, the State of Connecticut Insurance Department initiated the on-site portion of a routine financial examination of Phoenix Life for the five year period ending December 31, 2008.

Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

DISCONTINUED REINSURANCE OPERATIONS

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

For example, we participate in a workers' compensation reinsurance pool formerly managed by Unicover Managers, Inc. (Unicover). The pool ceased accepting new risks in early 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool. We have been involved in disputes relating to the activities of Unicover. These disputes have been substantially resolved or settled.

Our discontinued group accident and health reinsurance operations also include other (non-Unicover) workers' compensation reinsurance contracts and personal accident reinsurance contracts, including contracts assumed in the London market. We are engaged in arbitrations, disputes or investigations with several ceding companies over the validity of, or amount of liabilities assumed under, their contracts. These arbitrations, disputes and investigations are in various stages.

We bought retrocessional reinsurance for a significant portion of our assumed reinsurance liabilities. Some of the retrocessionaires have disputed the validity of, or amount of liabilities assumed under, their contracts with us. Most of these disputes with retrocessionaires have been resolved or settled. The remaining arbitrations and disputes are at various stages.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

We expect our reserves and reinsurance to cover the run-off of the business; however, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as well as the lack of sufficient claims information, the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material adverse effect on our consolidated financial position. Nevertheless, it is possible that future developments could have a material adverse effect on our consolidated results of operations or cash flows in particular quarterly or annual periods.


23.  OTHER COMMITMENTS

During 2008, we announced an agreement under which Electronic Data Systems (EDS) will continue managing technology infrastructure and software applications through 2015. Our total investment in business technology with EDS, including the value of the new agreement, will be $129.0 million from January 2009 through December 2015.

During the normal course of business, we enter into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2008, we had committed $117.8 million under such investments, of which $25.7 million is expected to be disbursed by December 31, 2009.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote.


24.  SUBSEQUENT EVENTS

On March 3, 2009, State Farm informed us that it intends to suspend the sale of Phoenix products pending a re-evaluation of the relationship between the two companies. During 2008, State Farm was our largest distributor of annuity and life insurance products accounting for approximately 27% of our total life insurance premiums and approximately 68% of our annuity deposits.

On March 4, 2009, National Life Group also informed us that it intends to suspend the sale of Phoenix products. In 2008, National Life was our second largest distributor of annuity products accounting for approximately 14% of our annuity deposits.

On March 4, 2009, Fitch downgraded our financial strength rating to BBB+ from A and placed the rating on Rating Watch Negative.

On March 10, 2009, A.M. Best Company, Inc. downgraded our financial strength rating to B++ from A and maintained its negative outlook. On January 15, 2009, A.M Best Company, Inc. affirmed our financial strength rating of A and changed our outlook to negative from stable.

On March 10, 2009, Moody's Investor Services downgraded our financial strength rating to Baa2 from Baa1. The outlook is negative. On February 19, 2009, Moody's Investor Service downgraded our financial strength rating to Baa1 from A3. The ratings remain on review for possible further downgrade as was previously announced on December 9, 2008.

On March 10, 2009, Standard & Poor's downgraded our financial strength rating to BBB- from BBB and maintained it negative outlook. On March 2, 2009, Standard and Poor's downgraded our financial strength rating to BBB from BBB+. At the same time, Standard and Poor's removed the ratings from CreditWatch, where they had been placed with negative implications on February 10, 2009. The outlook is negative.

On March 10, 2009, Phoenix Life's A. M. Best financial strength rating was downgraded from A to B++. Accordingly, on March 12, 2009, Phoenix gave notice that it was terminating the Credit Facility effective as of March 13, 2009.

Effective March 12, 2009, National Financial Partners (NFP) suspended sales of Phoenix products. In 2008, NFP accounted for approximately 8% of our total life insurance premiums.

The actions by these key distribution partners and rating agencies will likely have a material adverse effect on our future results. We are currently assessing the impact of these recent developments on our business prospects, operations and strategy.

On March 23, 2009, Dona D. Young announced her retirement from The Phoenix Companies, Inc. James D. Wehr, Senior Executive Vice President and Chief Investment Officer will replace her as President and Chief Executive Officer.

                                    PART C

Item 24. Financial Statements and Exhibits.

     (a) Financial Statements.


        (1) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2008; Statement of Operations for the year ended December 31, 2008; Statement of Changes in Net Assets for the years ended December 31, 2008 and 2007; and Notes to Financial Statements are filed herewith.

        (2) The financial statements of Phoenix Life Insurance Company and the report of Independent Registered Public Accounting Firm thereto are contained in the Statement of Additional Information. The financial statements of Phoenix Life Insurance Company include: Balance Sheets as of December 31, 2008 and 2007; Statements of Income and Comprehensive Income, Statements of Stockholder's Equity and Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006; and Notes to the Financial Statements are filed herewith.


     (b) Exhibits.

        (1) Resolution of Board of Directors of Phoenix Life Insurance Company establishing the Phoenix Life Variable Accumulation Account is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-4 (File No. 002-78020), filed via EDGAR on November 29, 1999.

        (2) Not Applicable.

        (3) Distribution of Contracts.

            (a) Master Service and Distribution Compliance Agreement between
                Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-68872), filed via EDGAR on November 15, 2001.

            (b) Form of Broker Dealer Supervisory and Service Agreement between
                Phoenix Equity Planning Corporation and Independent Brokers with respect to the Sales of Contracts is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-4 (File No. 002-78020), filed via EDGAR on April 25, 2005.

        (4) (a) Form of Contract (Big Edge Form No. 1017) is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4 (File No. 002-78020), filed via EDGAR on October 23, 1986, and Registrant's Post-Effective Amendment No. 26 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 1997.

            (b) Form of Contract (Big Edge Plus Form No. 2646) is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-4 (File No. 002-78020), filed via EDGAR on May 2, 1988 and Registrant's Post-Effective Amendment No. 26 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 1997.

            (c) Form of Contract (Group Strategic Edge Form Nos. GD601 and
                GD603) is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-4 (File
                No. 002-78020), filed via EDGAR on April 29, 1993, and Registrant's Post-Effective Amendment No. 26 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 1997.

            (d) Form of Contract (Big Edge Choice for New York Form No. D602)
                is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-4 (File No. 002-78020), filed via EDGAR on February 28, 1997.

            (e) Form of Contract (The Phoenix Edge-VA for New York Form No.
                D602NY) is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-4 (File
                No. 002-78020), filed via EDGAR on November 29, 1999.

            (f) Form of Contract (Phoenix Spectrum Edge Form No. 612) is
                incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-4 (File No. 002-78020), filed via EDGAR on September 13, 2001.

            (g) Guaranteed Minimum Income Benefit Rider (Form Number DR81) is
                incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-4 (File No. 002-78020), filed via EDGAR on April 25, 2005.

            (h) Guaranteed Minimum Accumulation Benefit Rider (Form DR84) is
                incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-4 (File No. 002-78020), filed via EDGAR on April 25, 2005.

            (i) Guaranteed Minimum Withdrawal Benefit Rider (Form No. 06GMWB)
                is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on
                December 19, 2006.

            (j) Waiver of Withdrawal Charge for Nursing Home Confinement and
                Terminal Illness (Form No. 08HNW) is incorporated by reference to Registrant's Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.

        (5) (a) Form of Application (Big Edge Form No. OL2502) is incorporated by reference to Registrant's Post- Effective Amendment No. 9 on Form N-4 (File No. 002-78020), filed via EDGAR on October 23, 1986, and Registrant's Post-Effective Amendment No. 26 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 1997.

            (b) Form of Application (Big Edge Plus Form No. OL1340) is
                incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-4 (File No. 002-78020), filed via EDGAR on May 2, 1988, and Registrant's Post-Effective Amendment No. 26 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 1997.

            (c) Form of Application (Group Strategic Edge Form No. OL2318) is
                incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-4 (File No. 002-78020), filed via EDGAR on April 29, 1993, and Registrant's Post-Effective Amendment No. 26 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 1997.

            (d) Form of Application (Big Edge Choice for New York Form No.
                OL2115NY) is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-4 (File
                No. 002-78020), filed via EDGAR on February 28, 1997.

            (e) Form of Application (The Phoenix Edge-VA for New York Form No.
                OL2744NY) is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-4 (File
                No. 002-78020), filed via EDGAR on November 29, 1999.

            (f) Form of Application (Phoenix Spectrum Edge, Form No. OL3174) is
                incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-4 (File No. 002-78020), filed via EDGAR on September 13, 2001.

        (6) (a) Amended and Restated Charter of Phoenix Life Insurance Company dated December 20, 2004 is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-4 (File No. 002-78020), filed via EDGAR on April 25, 2005.

            (b) Amended and Restated Bylaws of Phoenix Life Insurance Company
                dated December 1, 2004 is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-4 (File No. 002-78020), filed via EDGAR on April 25, 2005.

        (7)  Not Applicable.

        (8) (a) Participation Agreements.

           (1) (a) Participation Agreement dated May 1, 2000 between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on
                   April 29, 2002.

               (b) Amendment dated May 1, 2000 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File
                   No. 033-06793), filed via EDGAR on April 29, 2002.

               (c) Amendment to Participation Agreement as of May 3, 2004 by
                   and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on
                   April 27, 2006.

               (d) Amendment No. 3 to Participation Agreement as of May 1,
                   2006, by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company is incorporated by reference to Post Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

               (e) Amendment No. 4 to Participation Agreement as of May 1,
                   2007, by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-146301), filed via EDGAR on December 21, 2007.

               (f) Amendment No. 5 dated March 1, 2008 to the Participation
                   Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Home Mutual Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

           (2)     Amended and Restated Fund Participation Agreement dated
                   May 6, 2008 by and among Phoenix Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management LLP and Columbia Management Distributors, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-149636), filed via EDGAR on July 11, 2008.

           (3) Fund Participation Agreement dated July 15, 1999 among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

           (4) (a) Fund Participation Agreement dated July 19, 1999 among Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033- 06793), filed via EDGAR on April 29, 2002.

               (b) Amendment No. 1 dated April 27, 2001 to the Fund
                   Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File
                   No. 033-06793), filed via EDGAR on April 29, 2002.

               (c) Amendment No. 2 dated October 29, 2001 to the Fund
                   Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File
                   No. 033-06793), filed via EDGAR on April 29, 2002.

               (d) Amendment No. 3 dated February 1, 2008 to the Fund
                   Participation Agreement dated July 19, 1999 among Phoenix Life Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.) is incorporated by reference to Registrant's Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.

           (5) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

           (6) (a) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on
                   April 29, 2002.

               (b) Participation Agreement dated June 1, 2000 among Phoenix
                   Home Life Mutual Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File
                   No. 333-149636), filed via EDGAR on July 11, 2008.

               (c) Participation Agreement dated June 1, 2000 among Phoenix
                   Home Life Mutual Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File
                   No. 333-149636), filed via EDGAR on July 11, 2008.

                   (i) Amendment and Assignment dated as of June 6, 2007 between Variable Insurance Products Fund II ("Current Fund"), Fidelity Distributors Corporation (the "Underwriter") and Phoenix Life Insurance Company (the "Company") to the Participation Agreement dated June 1, 2000, as amended, is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-143656), filed via EDGAR on November 7, 2007. (Note: Fidelity reorganized the following portfolios: Asset Manager Portfolio, Asset
                   Manager: Growth Portfolio and Investment Grade Bond Portfolio into a new Variable Insurance Products Fund V. This Amendment (1) amends the Participation Agreement to delete the affected portfolios; and (2) creates a new participation agreement for Fund V by adopting the terms of the Participation Agreement and assigning each fund's rights, benefits and obligations under the Participation Agreement with respect to the corresponding portfolios of Fund V.)

           (7) Participation Agreement dated March 29, 2001 among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File
                   No. 033-06793), filed via EDGAR on April 29, 2002.

           (8) Participation Agreement dated May 30, 2003 among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File
                   No. 033-06793), filed via EDGAR on April 30, 2004.

           (9) Participation Agreement dated April 25, 2005 among Phoenix Life Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. is incorporated by reference to Post-Effective Amendment No. 2 on Form N-4 (File 333-123035), filed via EDGAR on April 27, 2006.

           (10) Participation Agreement dated April 14, 2005 among Phoenix Life Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC is incorporated by reference to Post-Effective Amendment No. 2 on Form N-4 (File
                   No. 333-123035), filed via EDGAR on April 27, 2006.

           (11) Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File
                   No. 333-123035), filed via EDGAR, on December 19, 2006.

           (12) Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, PIMCO Variable Insurance Trust and
                   Allianz Global Investors Distributors LLC is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4
                   (File No. 333-123035), filed via EDGAR, on December 19, 2006.

           (13) Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Neuberger Berman Advisers Management
                   Trust and Neuberger Berman Management, Inc. is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR, on December 19, 2006.

           (14) Participation Agreement dated May 1, 2006 among The Universal Institutional Funds Inc., Morgan Stanley Distribution Inc., Morgan Stanley Investment Management Inc., and Phoenix Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

           (15)(a) Amended and Restated Participation Agreement dated
                   January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company is incorporated by reference to Post-Effective Amendment No. 27 on Form N-4 (File No. 033-87376), filed via EDGAR on February 20, 2007.

               (b) Amendment No. 1 to Amended and Restated Participation
                   Agreement dated March 1, 2008, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

           (16) Participation Agreement dated September 7, 2007 among Phoenix Life Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

           (17) Participation Agreement dated April 1, 2008, among Phoenix Life Insurance Company, Phoenix Equity Planning Corporation, AllianceBernstein LP and AllianceBernstein Investments, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.


           (18) (a)Participation Agreement dated February 1, 2008, among Phoenix Life Insurance Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation is incorporated by reference to Registrant's Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.

                (b)Consent to Assignment of Participation Agreement effective
                   February 1, 2008 among Summit Mutual Funds, Inc., Ameritas Investment Corp., Phoenix Life Insurance Company and Phoenix Equity Planning Corporation is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6 (File No. 333-146301), filed via EDGAR on April 21, 2009.


           (b)  Other Material Contracts:

           (1) Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

           (2) Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

           (3) Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance Funds, The Alger American Fund, DWS Funds, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, The Rydex Trust, Wanger Advisors Trust; and The Universal Institutional Funds are incorporated by reference to Post-Effective Amendment No. 29 on Form N-4 (File No. 033-87376), filed via EDGAR on May 1, 2007.

           (4) Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2 between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment
                   No. 6 on Form N-4 (File No.333-123035), filed via EDGAR on September 28, 2007.

           (5) Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company, Phoenix Life Insurance Company and Summit Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File
                   No. 333-123040), filed via EDGAR on April 30, 2008.

        (9) Written Opinion and Consent of Michele Drummey, Esq. is filed herewith.

       (10) (a) Written Consent of Registered Independent Public Accountant is filed herewith.


            (b) Powers of Attorney are incorporated by reference to Post-
                Effective Amendment No. 3 on Form N-6 (File No. 333-146301), filed via EDGAR on April 21, 2009.


        (11)    Not Applicable.

        (12)    Not Applicable.

Item 25. Directors and Executive Officers of the Depositor.


Name and Principal Business Address                Positions and Offices with Depositor
-----------------------------------                -------------------------------------------------------------
Sal H. Alfiero                                     Director
Protective Industries, LLC
Buffalo, NY

Martin N. Baily                                    Director
The Brookings Institution
Washington, D.C.

Jean S. Blackwell                                  Director
Cummins Inc.
Columbus, IN 47202-3005

Peter C. Browning*                                 Director

Arthur P. Byrne                                    Director
J.W. Childs Associates
Boston, MA

Sanford Cloud, Jr.*                                Director

Gordon J. Davis, Esq.                              Director
Dewey and LeBoeuf, LLP
New York, NY

John H. Forsgren*                                  Director

Ann Maynard Gray*                                  Director

John E. Haire*                                     Director

Jerry J. Jasinowski*                               Director

Thomas S. Johnson                                  Director
New York, NY

Augustus K. Oliver, II                             Director
Oliver Press Partners, LLC
152 West 57/th/ Street
46/th/ Floor
New York, NY

Arthur F. Weinbach                                 Director
Broadridge Financial Solutions, Inc.
5 ADP Boulevard
Roseland, NJ

Philip K. Polkinghorn*                             Senior Executive Vice President and President, Life and
                                                   Annuity

Tracy L. Rich*                                     Executive Vice President, General Counsel and Secretary

James D. Wehr*                                     Director, President and Chief Executive Officer

David R. Pellerin*                                 Senior Vice President and Chief Accounting Officer

Peter A. Hofmann*                                  Senior Executive Vice President, Chief Financial Officer and
                                                   Treasurer


* The principal business address of this individual is One American Row, Hartford, CT 06102-5056.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

   The Phoenix Companies, Inc. (100%) Delaware
       Phoenix Distribution Holding Company (100%) Connecticut
       Phoenix Investment Management Company (100%) Connecticut
       Goodwin Capital Advisers, Inc. (100%) New York
       Phoenix Life Insurance Company (100%) New York
          Phoenix Foundation (0%) Connecticut
          Next Generation Ventures LLC (50%) Connecticut
          Phoenix Life Separate Account B (100%) New York
          Phoenix Life Separate Account C (100%) New York
          Phoenix Life Separate Account D (100%) New York
          Phoenix Life Variable Accumulation Account (100%) New York
          Phoenix Life Variable Universal Life Account (100%) New York
          PM Holdings, Inc. (100%) Connecticut
              American Phoenix Life and Reassurance Company (100%) Connecticut Phoenix Life and Reassurance Company of New York (100%) New York PFG Holdings, Inc. (100%) Pennsylvania
                 AGL Life Assurance Company (100%) Pennsylvania
                 Phoenix Equity Planning Corporation (100%) Delaware Philadelphia Financial Group, Inc. (100%) Delaware
              PHL Variable Insurance Company (100%) Connecticut
                 PHL Variable Accumulation Account (100%) Connecticut
                 PHL Variable Accumulation Account II (100%) Connecticut
                 PHL Variable Accumulation Account III (100%) Connecticut PHLVIC Variable Universal Life Account (100%) Connecticut

                 PHL Variable Separate Account MVA1 (100%) Connecticut

              Phoenix Founders, Inc. (100%) Connecticut
              Phoenix International Capital Corporation (100%) Connecticut
                 Practicare, Inc. (100%) Delaware
              Phoenix Life and Annuity Company (100%) Connecticut
                 Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut
              Phoenix New England Trust Holding Company (100%) Connecticut Phoenix Variable Advisors, Inc. (100%) Delaware
              PML International Insurance Limited (100%) Bermuda
       The Phoenix Edge Series Fund (0%) Massachusetts business trust Phoenix National Trust Holding Company (100%) Connecticut
   Phoenix Life Solutions, Inc (100%) Delaware

      The only companies that file consolidated financial statements with the Securities and Exchange Commission ("SEC") are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHL Variable Accumulation Account III, PHLVIC Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Separate Account MVA1) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 27. Number of Contract Owners.


   On March 31, 2009 there were 10,002 qualified and 6,397 nonqualified contract owners.


Item 28. Indemnification.

   Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

   Article VI, Section 6.1 of the Bylaws of the Depositor (as amended and restated effective December 1, 2004) provide that:

   "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

   (1) is or was a Director, officer or employee of the Company; or

   (2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

   Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled."

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

   Phoenix Equity Planning Corporation ("PEPCO")

     (a) PEPCO serves as the principal underwriter for the following entities:

          The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1, Phoenix Life Separate Account B, Phoenix Life Separate Account C, and Phoenix Life Separate Account D.

     (b) Directors and Executive Officers of PEPCO.

Name                                              Position
----                     ------------------------------------------------------------
Joseph A. Fillip, Jr. *  Vice President, General Counsel and Assistant Secretary
John K. Hillman*         Director, Vice President
Kent C. Keim*            Vice President and Treasurer
Todd R. Miller*          Vice President, Controller and Chief Financial Officer
Susan M. Oberlies*       Director, President, Corporate Counsel, Co-Chief Compliance
                         Officer and Secretary
Philip K. Polkinghorn**  Director
Katherine E. Storch**    Co-Chief Compliance Officer

--------
* The business address of this individual is 610 West Germantown Pike, Suite 460, Plymouth Meeting, PA 19462.

** The business address of this individual is One American Row, Hartford, CT
   06102-5056.

     (c) PEPCO received no contracts which are the subject of this Registration Statement.

Item 30. Location of Accounts and Records.

   The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06102-5056.

Item 31. Management Services.

   Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the Contract owner, for use in conjunction with the Contract. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

Year                                                         Fee Paid
----                                                         --------
2008                                                         $ 70,000
2007                                                         $ 95,000
2006                                                         $101,000

Item 32. Undertakings.

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

     (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Phoenix Life Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Phoenix Life Insurance Company.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, Phoenix Life Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 57 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 57 to Registration Statement No. 002-78020 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 29th day of April, 2009.



                                             Phoenix Life Variable
                                             Accumulation Account
                                             (Registrant)

                                             By:
                                                  ------------------------------
                                                  *James D. Wehr,
                                                  President and Chief Executive
                                                  Officer of Phoenix Life
                                                  Insurance Company

                                             Phoenix Life Insurance Company

                                             By:
                                                  ------------------------------
                                                  *James D. Wehr,
                                                  President and Chief Executive
                                                  Officer

                                             By:  /s/ Kathleen A. McGah
                                                  ------------------------------
                                                  *Kathleen A. McGah


* As Attorney-in-Fact pursuant to Power of Attorney


As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 57 to Registration Statement No. 002-78020 on April 29, 2009.



Signature           Title
------------------- ------------------------------------------

------------------- Director, President and
*James D. Wehr      Chief Executive Officer

------------------- Chief Accounting Officer
*David R. Pellerin

------------------- Chief Financial Officer
*Peter A. Hofmann

------------------- Director
*Sal H. Alfiero

------------------- Director
*Martin N. Baily

------------------- Director
*Jean S. Blackwell

------------------- Director
*Peter C. Browning

------------------- Director
*Arthur P. Byrne

Signature                                Title
---------------------------------------- -----------------------------

------------------------------------     Director
*Sanford Cloud, Jr.

------------------------------------     Director
*Gordon J. Davis

------------------------------------     Director
*John H. Forsgren

------------------------------------     Director
*Ann Maynard Gray

------------------------------------     Director
*John E. Haire

------------------------------------     Director
*Jerry J. Jasinowski

------------------------------------     Director
*Thomas S. Johnson

------------------------------------     Director
*Augustus K. Oliver, II

------------------------------------     Director
*Arthur F. Weinbach

/s/ Kathleen A. McGah
------------------------------------
*Kathleen A. McGah, as Attorney-in-Fact
pursuant to Powers of Attorney

                                 Exhibit Index

Exhibit 24(b)(9)     Opinion and Consent of Counsel

Exhibit 24(b)(10)(a) Consent of Independent Registered Public Accounting Firm